UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-670-2000

Date of fiscal year end:  February 28, 2014

Date of reporting period:  August 31, 2013

Item 1. Reports to Stockholders.

AUGUST 31, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Short Treasury Bond ETF | SHV | NYSE Arca
➢	iShares 1-3 Year Treasury Bond ETF | SHY | NYSE Arca
➢	iShares 3-7 Year Treasury Bond ETF | IEI | NYSE Arca
➢	iShares 7-10 Year Treasury Bond ETF | IEF | NYSE Arca
➢	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
➢	iShares 20+ Year Treasury Bond ETF | TLT | NYSE Arca

Fund Performance Overview

iSHARES® SHORT TREASURY BOND ETF

Performance as of August 31, 2013

The iShares Short Treasury Bond ETF (the “Fund”), formerly the iShares Barclays Short Treasury Bond Fund, seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the Barclays U.S. Short Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was 0.02%, net of fees, while the total return for the Index was 0.08%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.04%	0.04%	0.17%	0.04%	0.04%	0.17%
5 Years	0.28%	0.27%	0.42%	1.42%	1.35%	2.13%
Since Inception	1.23%	1.24%	1.36%	8.50%	8.51%	9.41%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.20	$0.60	$1,000.00	$1,024.60	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Investment Type	Percentage of Net Assets

U.S. Government Obligations	95.31%
Money Market Funds and Other Net Assets	4.69

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

U.S. Treasury Notes, 4.75%, 05/15/14	15.38%
U.S. Treasury Notes, 1.00%, 01/15/14	13.97
U.S. Treasury Bills, 0.00%, 10/31/13	12.40
U.S. Treasury Notes, 0.25%, 02/28/14	6.47
U.S. Treasury Notes, 0.25%, 10/31/13	5.49

TOTAL	53.71%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 1-3 YEAR TREASURY BOND ETF

Performance as of August 31, 2013

The iShares 1-3 Year Treasury Bond ETF (the “Fund”), formerly the iShares Barclays 1-3 Year Treasury Bond Fund, seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the Barclays U.S. 1-3 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -0.09%, net of fees, while the total return for the Index was -0.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.02%	0.02%	0.15%	0.02%	0.02%	0.15%
5 Years	1.59%	1.58%	1.76%	8.23%	8.16%	9.11%
10 Years	2.53%	2.53%	2.66%	28.41%	28.40%	29.96%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$999.10	$0.76	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.57%
Short-Term and Other Net Assets	0.43

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

U.S. Treasury Notes, 0.25%, 05/31/15	9.78%
U.S. Treasury Notes, 2.38%, 02/28/15	8.90
U.S. Treasury Notes, 0.50%, 06/15/16	7.85
U.S. Treasury Notes, 4.25%, 11/15/14	5.73
U.S. Treasury Notes, 1.50%, 07/31/16	4.21

TOTAL	36.47%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 3-7 YEAR TREASURY BOND ETF

Performance as of August 31, 2013

The iShares 3-7 Year Treasury Bond ETF (the “Fund”), formerly the iShares Barclays 3-7 Year Treasury Bond Fund, seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the Barclays U.S. 3-7 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -2.39%, net of fees, while the total return for the Index was -2.33%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.38)%	(2.51)%	(2.29)%	(2.38)%	(2.51)%	(2.29)%
5 Years	4.10%	4.06%	4.28%	22.23%	22.04%	23.28%
Since Inception	5.16%	5.15%	5.29%	39.80%	39.66%	40.94%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$976.10	$0.75	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.55%
Short-Term and Other Net Assets	0.45

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

U.S. Treasury Notes, 0.75%, 10/31/17	6.61%
U.S. Treasury Notes, 3.13%, 04/30/17	5.62
U.S. Treasury Notes, 1.00%, 08/31/19	5.38
U.S. Treasury Notes, 0.75%, 12/31/17	4.55
U.S. Treasury Notes, 3.13%, 10/31/16	4.41

TOTAL	26.57%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® 7-10 YEAR TREASURY BOND ETF

Performance as of August 31, 2013

The iShares 7-10 Year Treasury Bond ETF (the “Fund”), formerly the iShares Barclays 7-10 Year Treasury Bond Fund, seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the Barclays U.S. 7-10 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -5.30%, net of fees, while the total return for the Index was -5.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.08)%	(6.36)%	(5.96)%	(6.08)%	(6.36)%	(5.96)%
5 Years	5.39%	5.32%	5.55%	30.02%	29.56%	30.99%
10 Years	5.49%	5.48%	5.56%	70.65%	70.54%	71.81%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$947.00	$0.74	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Investment Type	Percentage of Net Assets

U.S. Government Obligations	101.63%
Short-Term and Other Net Assets	(1.63)

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

U.S. Treasury Notes, 1.63%, 08/15/22	18.54%
U.S. Treasury Notes, 1.63%, 11/15/22	16.47
U.S. Treasury Notes, 2.00%, 02/15/23	13.60
U.S. Treasury Notes, 2.13%, 08/15/21	13.48
U.S. Treasury Notes, 3.13%, 05/15/21	8.51

TOTAL	70.60%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 10-20 YEAR TREASURY BOND ETF

Performance as of August 31, 2013

The iShares 10-20 Year Treasury Bond ETF (the “Fund”), formerly the iShares Barclays 10-20 Year Treasury Bond Fund, seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the Barclays U.S. 10-20 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -6.14%, net of fees, while the total return for the Index was -6.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.40)%	(8.75)%	(8.28)%	(8.40)%	(8.75)%	(8.28)%
5 Years	6.30%	6.23%	6.39%	35.71%	35.27%	36.28%
Since Inception	6.70%	6.66%	6.78%	54.00%	53.60%	54.70%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$938.60	$0.73	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.14%
Short-Term and Other Net Assets	0.86

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

U.S. Treasury Bonds, 6.13%, 11/15/27	13.55%
U.S. Treasury Bonds, 5.38%, 02/15/31	12.13
U.S. Treasury Bonds, 6.25%, 05/15/30	10.71
U.S. Treasury Bonds, 5.25%, 02/15/29	9.79
U.S. Treasury Bonds, 5.25%, 11/15/28	6.65

TOTAL	52.83%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® 20+ YEAR TREASURY BOND ETF

Performance as of August 31, 2013

The iShares 20+ Year Treasury Bond ETF (the “Fund”), formerly the iShares Barclays 20+ Year Treasury Bond Fund, seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the Barclays U.S. 20+ Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -8.79%, net of fees, while the total return for the Index was -8.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(14.08)%	(14.76)%	(13.99)%	(14.08)%	(14.76)%	(13.99)%
5 Years	6.27%	6.16%	6.40%	35.54%	34.85%	36.37%
10 Years	6.73%	6.69%	6.82%	91.77%	91.16%	93.45%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$912.10	$0.72	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.99%
Short-Term and Other Net Assets	1.01

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets
U.S. Treasury Bonds, 3.13%, 02/15/43	10.23%
U.S. Treasury Bonds, 4.25%, 11/15/40	8.17
U.S. Treasury Bonds, 4.38%, 05/15/40	8.01
U.S. Treasury Bonds, 3.75%, 08/15/41	7.64
U.S. Treasury Bonds, 4.38%, 11/15/39	7.52

TOTAL	41.57%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2013 and held through August 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE AND SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® SHORT TREASURY BOND ETF

August 31, 2013

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 95.31%
U.S. Treasury Bills
0.00%, 09/26/13	$149,342	$149,339,401
0.00%, 10/31/13	456,705	456,693,573
0.00%, 02/06/14	79,381	79,367,065
U.S. Treasury Notes
0.25%, 10/31/13	201,944	201,998,525
0.25%, 02/28/14	238,056	238,260,726
0.25%, 03/31/14	178,428	178,581,446
0.25%, 05/31/14	144,288	144,423,622
0.75%, 06/15/14	35,075	35,243,364
1.00%, 01/15/14	512,584	514,347,299
1.50%, 12/31/13	151,341	152,038,668
1.75%, 01/31/14	59,459	59,865,698
1.75%, 03/31/14	174,766	176,417,525
1.88%, 02/28/14	158,675	160,076,118
2.00%, 11/30/13	163,411	164,169,222
2.25%, 05/31/14	148,345	150,668,086
2.63%, 06/30/14	80,000	81,634,400
4.75%, 05/15/14	548,527	566,200,540

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,509,098,141)		3,509,325,278

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	2,450	2,449,934

TOTAL MONEY MARKET FUNDS
(Cost: $2,449,934)		2,449,934

TOTAL INVESTMENTS IN SECURITIES — 95.38%
(Cost: $3,511,548,075)		3,511,775,212
Other Assets, Less Liabilities — 4.62%		170,060,840

NET ASSETS — 100.00%		$3,681,836,052

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR TREASURY BOND ETF

August 31, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.57%
U.S. Treasury Bonds
9.88%, 11/15/15	$465	$560,743
U.S. Treasury Notes
0.25%, 09/15/14	10,440	10,448,978
0.25%, 10/31/14	71,800	71,856,000
0.25%, 12/15/14	49,182	49,205,110
0.25%, 02/15/15	200,654	200,609,850
0.25%, 05/31/15	816,598	815,405,734
0.25%, 07/15/15	5,120	5,108,480
0.25%, 07/31/15	325	324,240
0.25%, 08/15/15	190,742	190,209,832
0.25%, 09/15/15	214,966	214,267,367
0.25%, 12/15/15	191,698	190,637,908
0.25%, 05/15/16	19,303	19,096,072
0.38%, 06/15/15	12,913	12,918,293
0.38%, 06/30/15	154,404	154,461,134
0.38%, 11/15/15	116,359	116,130,938
0.38%, 01/15/16	178,634	178,005,214
0.38%, 02/15/16	194,177	193,320,676
0.50%, 06/15/16	657,440	654,067,333
0.63%, 07/15/14	1,066	1,070,456
0.63%, 08/15/16	280,000	278,916,397
0.75%, 06/15/14	1,618	1,625,767
1.25%, 10/31/15	313,637	319,044,124
1.50%, 06/30/16	100,303	102,498,636
1.50%, 07/31/16	343,861	351,233,397
1.75%, 07/31/15	259,482	266,212,986
1.75%, 05/31/16	196,085	201,773,443
2.00%, 01/31/16	23,045	23,855,746
2.13%, 11/30/14	335,687	343,686,431
2.13%, 05/31/15	167,655	172,857,330
2.13%, 12/31/15	8,376	8,690,435
2.25%, 01/31/15	267,306	274,838,686
2.25%, 03/31/16	6,142	6,402,298
2.38%, 08/31/14	109,522	111,918,346
2.38%, 10/31/14	300,519	308,113,218
2.38%, 02/28/15	719,487	741,920,526
2.50%, 03/31/15	193,847	200,550,229
2.63%, 07/31/14	31,596	32,303,118
2.63%, 12/31/14	196,934	203,172,867
2.63%, 02/29/16	28,198	29,635,250
4.00%, 02/15/15	78,149	82,362,799

Security	Principal or Shares (000s)	Value

4.13%, 05/15/15	$161,410	$171,759,614
4.25%, 11/15/14	455,835	477,911,066
4.25%, 08/15/15	205,577	220,952,112
4.50%, 11/15/15	199,330	216,912,897
4.50%, 02/15/16	27,258	29,871,498
4.75%, 05/15/14	2,610	2,694,094
11.25%, 02/15/15	34,544	40,013,697

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,300,246,327)		8,299,431,365

SHORT-TERM INVESTMENTS — 0.64%

MONEY MARKET FUNDS — 0.64%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	53,179	53,178,814

		53,178,814

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,178,814)		53,178,814

TOTAL INVESTMENTS IN SECURITIES — 100.21%
(Cost: $8,353,425,141)		8,352,610,179
Other Assets, Less Liabilities — (0.21)%		(17,109,710)

NET ASSETS — 100.00%		$8,335,500,469

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® 3-7 YEAR TREASURY BOND ETF

August 31, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.55%
U.S. Treasury Notes
0.50%, 07/31/17	$5,198	$5,056,458
0.63%, 07/15/16[a]	25,803	25,728,687
0.63%, 08/31/17[a]	29,928	29,191,771
0.63%, 11/30/17	24,002	23,281,940
0.63%, 04/30/18[a]	35,114	33,738,585
0.75%, 10/31/17	170,534	166,599,880
0.75%, 12/31/17[a]	117,833	114,686,861
0.75%, 03/31/18	49,579	47,993,960
1.00%, 08/31/16	23,108	23,250,749
1.00%, 09/30/16[a]	13,720	13,793,401
1.00%, 05/31/18	16,020	15,637,122
1.00%, 06/30/19[a]	11,453	10,893,177
1.00%, 08/31/19[a]	143,229	135,556,220
1.13%, 12/31/19[a]	92,984	87,934,969
1.13%, 03/31/20[a]	7,984	7,501,288
1.13%, 04/30/20[a]	30,094	28,204,699
1.25%, 04/30/19[a]	12,148	11,769,954
1.25%, 10/31/19	211	202,513
1.25%, 02/29/20	96,216	91,292,630
1.38%, 06/30/18[a]	67,376	66,807,345
1.38%, 07/31/18[a]	109,872	108,820,029
1.38%, 09/30/18[a]	3,430	3,388,283
1.38%, 11/30/18[a]	68,543	67,475,101
1.38%, 02/28/19[a]	4,023	3,938,960
1.38%, 01/31/20	5,009	4,802,579
1.38%, 05/31/20[a]	68,346	65,003,881
1.50%, 06/30/16[a]	1,000	1,021,890
1.50%, 07/31/16[a]	49,566	50,628,698
1.50%, 08/31/18[a]	57,820	57,532,056
1.50%, 03/31/19[a]	110,048	108,293,931
1.75%, 07/31/15	446	457,672
1.75%, 05/31/16	208	213,520
1.75%, 10/31/18[a]	1,622	1,629,867
1.88%, 08/31/17[a]	9,565	9,803,647
1.88%, 10/31/17[a]	29,336	30,024,223
1.88%, 06/30/20	74,946	73,547,510
2.13%, 02/29/16[a]	608	631,707
2.25%, 11/30/17[a]	4,844	5,028,134
2.25%, 07/31/18[a]	15,576	16,076,456
2.25%, 08/31/20	73,330	72,906,150
2.38%, 07/31/17[a]	79,234	82,783,686
2.38%, 05/31/18[a]	39,452	41,014,091
2.38%, 06/30/18[a]	11,205	11,638,633
2.50%, 06/30/17[a]	15,177	15,940,251
2.63%, 04/30/16	709	746,235
2.75%, 11/30/16	100,700	106,630,223

Security	Principal or Shares (000s)	Value

2.75%, 12/31/17[a]	$18,023	$19,079,327
2.75%, 02/28/18[a]	18,026	19,076,990
2.88%, 03/31/18	43,347	46,086,637
3.00%, 02/28/17[a]	19,010	20,308,193
3.13%, 10/31/16	103,848	111,166,165
3.13%, 04/30/17[a]	132,149	141,819,655
3.25%, 06/30/16	1,292	1,383,848
3.25%, 07/31/16	27,650	29,643,839
3.25%, 12/31/16	30,247	32,528,831
3.25%, 03/31/17	15,331	16,514,705
3.50%, 02/15/18	46,347	50,549,283
4.25%, 08/15/15[a]	436	468,716
4.50%, 05/15/17[a]	42,559	47,794,184
4.63%, 11/15/16	22,525	25,176,417
4.63%, 02/15/17[a]	47,096	52,893,049
4.75%, 08/15/17	547	622,059
5.13%, 05/15/16[a]	1,000	1,119,840
7.25%, 05/15/16[a]	565	664,756
7.50%, 11/15/16[a]	11,360	13,725,379

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,574,714,519)		2,509,721,495

SHORT-TERM INVESTMENTS — 46.08%

MONEY MARKET FUNDS — 46.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c,d]	1,021,103	1,021,103,245
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b,c,d]	94,675	94,674,859
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	46,122	46,122,391

		1,161,900,495

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,161,900,495)		1,161,900,495

TOTAL INVESTMENTS IN SECURITIES — 145.63%
(Cost: $3,736,615,014)		3,671,621,990
Other Assets, Less Liabilities — (45.63)%		(1,150,449,566)

NET ASSETS — 100.00%		$2,521,172,424

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 7-10 YEAR TREASURY BOND ETF

August 31, 2013

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 101.63%
U.S. Treasury Notes
1.63%, 08/15/22[a]	$819,045	$751,997,634
1.63%, 11/15/22[a]	731,410	667,726,489
1.75%, 05/15/22[a]	134,803	125,874,996
1.75%, 05/15/23	133,061	121,668,688
2.00%, 11/15/21[a]	294,618	283,834,680
2.00%, 02/15/23[a]	586,874	551,737,572
2.13%, 08/15/21[a]	559,402	546,642,149
2.25%, 08/31/20	143,002	142,175,444
2.50%, 08/15/23[a]	20,374	19,930,140
2.63%, 08/15/20[a]	100,213	103,153,050
2.63%, 11/15/20[a]	122,836	126,002,931
3.13%, 05/15/21[a]	327,326	345,132,096
3.63%, 02/15/21[a]	307,411	335,815,224

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,316,617,431)		4,121,691,093

SHORT-TERM INVESTMENTS — 43.30%

MONEY MARKET FUNDS — 43.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c,d]	1,383,068	1,383,067,831
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b,c,d]	128,236	128,235,565
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	244,880	244,879,586

		1,756,182,982

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,756,182,982)		1,756,182,982

Value

TOTAL INVESTMENTS IN SECURITIES — 144.93%
(Cost: $6,072,800,413)	$5,877,874,075
Other Assets, Less Liabilities — (44.93)%	(1,822,272,255)

NET ASSETS — 100.00%	$4,055,601,820

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® 10-20 YEAR TREASURY BOND ETF

August 31, 2013

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.14%
U.S. Treasury Bonds
5.25%, 11/15/28[a]	$15,968	$19,784,442
5.25%, 02/15/29[a]	23,504	29,133,775
5.38%, 02/15/31[a]	28,488	36,080,273
5.50%, 08/15/28[a]	11,209	14,220,463
6.00%, 02/15/26	13,800	18,082,831
6.13%, 11/15/27	30,122	40,316,421
6.13%, 08/15/29[a]	8,592	11,638,981
6.25%, 08/15/23	7,695	10,084,112
6.25%, 05/15/30[a]	23,109	31,858,386
6.38%, 08/15/27[a]	6,723	9,178,246
6.50%, 11/15/26[a]	8,970	12,305,753
6.63%, 02/15/27[a]	7,864	10,919,279
6.75%, 08/15/26	6,240	8,716,748
6.88%, 08/15/25	9,534	13,317,326
7.50%, 11/15/24	12,673	18,341,090
7.63%, 02/15/25[a]	7,347	10,759,974
U.S. Treasury Notes
2.00%, 02/15/23	158	148,540

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $324,473,931)		294,886,640

SHORT-TERM INVESTMENTS — 40.42%

MONEY MARKET FUNDS — 40.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c,d]	106,252	106,252,430
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b,c,d]	9,852	9,851,535
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	4,109	4,109,415

		120,213,380

TOTAL SHORT-TERM INVESTMENTS
(Cost: $120,213,380)		120,213,380

Value

TOTAL INVESTMENTS IN SECURITIES — 139.56%
(Cost: $444,687,311)	$415,100,020
Other Assets, Less Liabilities — (39.56)%	(117,675,320)

NET ASSETS — 100.00%	$297,424,700

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 20+ YEAR TREASURY BOND ETF

August 31, 2013

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.99%
U.S. Treasury Bonds
2.75%, 08/15/42	$276,374	$229,550,714
2.75%, 11/15/42[a]	145,452	120,642,337
3.00%, 05/15/42[a]	238,662	209,575,833
3.13%, 11/15/41[a]	186,732	168,742,505
3.13%, 02/15/42[a]	137,607	124,172,699
3.13%, 02/15/43[a]	355,702	319,434,897
3.50%, 02/15/39	132,300	129,856,419
3.63%, 08/15/43	32,058	31,750,908
3.75%, 08/15/41[a]	234,258	238,568,643
3.88%, 08/15/40[a]	224,145	233,850,796
4.25%, 05/15/39[a]	59,589	66,231,761
4.25%, 11/15/40[a]	229,766	255,014,870
4.38%, 11/15/39[a]	207,343	234,863,869
4.38%, 05/15/40[a]	220,766	250,015,743
4.38%, 05/15/41[a]	162,795	184,329,857
4.50%, 02/15/36[a]	53,033	61,203,797
4.50%, 08/15/39[a]	33,111	38,262,196
4.63%, 02/15/40[a]	134,465	158,258,229
5.00%, 05/15/37[a]	29,158	36,032,874

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,571,220,155)		3,090,358,947

SHORT-TERM INVESTMENTS — 44.58%

MONEY MARKET FUNDS — 44.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c,d]	1,243,614	1,243,613,921
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b,c,d]	115,306	115,305,649
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	32,878	32,877,613

		1,391,797,183

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,391,797,183)		1,391,797,183

Value

TOTAL INVESTMENTS IN SECURITIES — 143.57%
(Cost: $4,963,017,338)	$4,482,156,130
Other Assets, Less Liabilities — (43.57)%	(1,360,223,852)

NET ASSETS — 100.00%	$3,121,932,278

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2013

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,509,098,141	$8,300,246,327	$2,574,714,519
Affiliated (Note 2)	2,449,934	53,178,814	1,161,900,495

Total cost of investments	$3,511,548,075	$8,353,425,141	$3,736,615,014

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,509,325,278	$8,299,431,365	$2,509,721,495
Affiliated (Note 2)	2,449,934	53,178,814	1,161,900,495

Total fair value of investments	3,511,775,212	8,352,610,179	3,671,621,990
Receivables:
Investment securities sold	239,345,901	227,218,727	68,889,603
Interest	14,612,789	35,712,624	12,304,684

Total Assets	3,765,733,902	8,615,541,530	3,752,816,277

LIABILITIES
Payables:
Investment securities purchased	82,008,692	278,997,541	115,524,062
Collateral for securities on loan (Note 5)	—	—	1,115,778,104
Capital shares redeemed	1,462,860	—	—
Investment advisory fees (Note 2)	426,298	1,043,520	341,687

Total Liabilities	83,897,850	280,041,061	1,231,643,853

NET ASSETS	$3,681,836,052	$8,335,500,469	$2,521,172,424

Net assets consist of:
Paid-in capital	$3,681,156,725	$8,333,088,341	$2,612,887,977
Undistributed net investment income	31,131	1,642,477	1,621,912
Undistributed net realized gain (accumulated net realized loss)	421,059	1,584,613	(28,344,441)
Net unrealized appreciation (depreciation)	227,137	(814,962)	(64,993,024)

NET ASSETS	$3,681,836,052	$8,335,500,469	$2,521,172,424

Shares outstanding[b]	33,400,000	98,900,000	21,000,000

Net asset value per share	$110.23	$84.28	$120.06

[a]	Securities on loan with values of $ —, $ — and $1,092,886,318, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2013

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,316,617,431	$324,473,931	$3,571,220,155
Affiliated (Note 2)	1,756,182,982	120,213,380	1,391,797,183

Total cost of investments	$6,072,800,413	$444,687,311	$4,963,017,338

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,121,691,093	$294,886,640	$3,090,358,947
Affiliated (Note 2)	1,756,182,982	120,213,380	1,391,797,183

Total fair value of investments	5,877,874,075	415,100,020	4,482,156,130
Receivables:
Investment securities sold	225,815,514	20,796,982	—
Interest	13,166,725	2,057,217	19,548,861
Capital shares sold	—	175,779	1,840,550

Total Assets	6,116,856,314	438,129,998	4,503,545,541

LIABILITIES
Payables:
Investment securities purchased	548,881,678	24,563,037	22,294,626
Collateral for securities on loan (Note 5)	1,511,303,396	116,103,965	1,358,919,570
Capital shares redeemed	495,261	—	—
Investment advisory fees (Note 2)	574,159	38,296	399,067

Total Liabilities	2,061,254,494	140,705,298	1,381,613,263

NET ASSETS	$4,055,601,820	$297,424,700	$3,121,932,278

Net assets consist of:
Paid-in capital	$4,307,533,841	$331,805,042	$3,713,233,018
Undistributed net investment income	6,013,730	613,606	7,694,211
Accumulated net realized loss	(63,019,413)	(5,406,657)	(118,133,743)
Net unrealized depreciation	(194,926,338)	(29,587,291)	(480,861,208)

NET ASSETS	$4,055,601,820	$297,424,700	$3,121,932,278

Shares outstanding[b]	40,300,000	2,400,000	29,300,000

Net asset value per share	$100.64	$123.93	$106.55

[a]	Securities on loan with values of $1,480,549,959, $114,247,424 and $ 1,331,744,502, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2013

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$2,615,167	$15,587,598	$12,137,810
Interest — affiliated (Note 2)	626	379	660
Securities lending income — affiliated (Note 2)	—	124,321	658,595

Total investment income	2,615,793	15,712,298	12,797,065

EXPENSES
Investment advisory fees (Note 2)	3,183,078	5,922,112	2,256,120

Total expenses	3,183,078	5,922,112	2,256,120
Less investment advisory fees waived (Note 2)	(612,394)	—	—

Net expenses	2,570,684	5,922,112	2,256,120

Net investment income	45,109	9,790,186	10,540,945

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	39,740	(501,053)	(9,511,432)
In-kind redemptions — unaffiliated	566,737	2,982,310	(16,709,214)

Net realized gain (loss)	606,477	2,481,257	(26,220,646)

Net change in unrealized appreciation/depreciation	98,164	(18,176,626)	(66,739,626)

Net realized and unrealized gain (loss)	704,641	(15,695,369)	(92,960,272)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$749,750	$(5,905,183)	$(82,419,327)

See notes to financial statements.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2013

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	38,624,378	4,461,582	52,374,876
Interest — affiliated (Note 2)	2,631	47	339
Securities lending income — affiliated (Note 2)	882,205	68,715	670,162

Total investment income	39,509,214	4,530,344	53,045,377

EXPENSES
Investment advisory fees (Note 2)	3,366,186	303,184	2,649,770

Total expenses	3,366,186	303,184	2,649,770

Net investment income	36,143,028	4,227,160	50,395,607

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(55,311,999)	(1,826,891)	(59,811,668)
In-kind redemptions — unaffiliated	(971,879)	(3,134,535)	(34,386,722)

Net realized loss	(56,283,878)	(4,961,426)	(94,198,390)

Net change in unrealized appreciation/depreciation	(232,606,956)	(19,671,201)	(298,939,288)

Net realized and unrealized loss	(288,890,834)	(24,632,627)	(393,137,678)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(252,747,806)	$(20,405,467)	$(342,742,071)

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Short Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF
	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,109	$248,030	$9,790,186	$31,830,558
Net realized gain	606,477	126,045	2,481,257	27,124,833
Net change in unrealized appreciation/depreciation	98,164	507,138	(18,176,626)	(19,061,790)

Net increase (decrease) in net assets resulting from operations	749,750	881,213	(5,905,183)	39,893,601

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,978)	(237,505)	(9,750,173)	(34,299,603)

Total distributions to shareholders	(13,978)	(237,505)	(9,750,173)	(34,299,603)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,295,948,175	1,454,850,561	2,058,171,062	3,039,602,712
Cost of shares redeemed	(2,623,691,417)	(881,701,635)	(1,164,834,978)	(6,239,104,282)

Net increase (decrease) in net assets from capital share transactions	672,256,758	573,148,926	893,336,084	(3,199,501,570)

INCREASE (DECREASE) IN NET ASSETS	672,992,530	573,792,634	877,680,728	(3,193,907,572)

NET ASSETS
Beginning of period	3,008,843,522	2,435,050,888	7,457,819,741	10,651,727,313

End of period	$3,681,836,052	$3,008,843,522	$8,335,500,469	$7,457,819,741

Undistributed net investment income included in net assets at end of period	$31,131	$—	$1,642,477	$1,602,464

SHARES ISSUED AND REDEEMED
Shares sold	29,900,000	13,200,000	24,400,000	36,000,000
Shares redeemed	(23,800,000)	(8,000,000)	(13,800,000)	(73,900,000)

Net increase (decrease) in shares outstanding	6,100,000	5,200,000	10,600,000	(37,900,000)

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,540,945	$19,859,572	$36,143,028	$79,949,299
Net realized gain (loss)	(26,220,646)	72,728,514	(56,283,878)	217,586,383
Net change in unrealized appreciation/depreciation	(66,739,626)	(38,475,058)	(232,606,956)	(127,575,482)

Net increase (decrease) in net assets resulting from operations	(82,419,327)	54,113,028	(252,747,806)	169,960,200

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,874,929)	(21,051,119)	(35,389,298)	(81,934,896)

Total distributions to shareholders	(9,874,929)	(21,051,119)	(35,389,298)	(81,934,896)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,623,149,753	3,988,080,407	2,010,584,001	3,039,892,577
Cost of shares redeemed	(4,144,142,197)	(4,142,448,272)	(2,025,441,128)	(3,406,733,586)

Net increase (decrease) in net assets from capital share transactions	479,007,556	(154,367,865)	(14,857,127)	(366,841,009)

INCREASE (DECREASE) IN NET ASSETS	386,713,300	(121,305,956)	(302,994,231)	(278,815,705)

NET ASSETS
Beginning of period	2,134,459,124	2,255,765,080	4,358,596,051	4,637,411,756

End of period	$2,521,172,424	$2,134,459,124	$4,055,601,820	$4,358,596,051

Undistributed net investment income included in net assets at end of period	$1,621,912	$955,896	$6,013,730	$5,260,000

SHARES ISSUED AND REDEEMED
Shares sold	37,900,000	32,400,000	19,300,000	28,300,000
Shares redeemed	(34,200,000)	(33,600,000)	(19,700,000)	(31,700,000)

Net increase (decrease) in shares outstanding	3,700,000	(1,200,000)	(400,000)	(3,400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,227,160	$12,173,607	$50,395,607	$87,123,060
Net realized gain (loss)	(4,961,426)	23,522,284	(94,198,390)	135,371,881
Net change in unrealized appreciation/depreciation	(19,671,201)	(25,322,675)	(298,939,288)	(148,440,303)

Net increase (decrease) in net assets resulting from operations	(20,405,467)	10,373,216	(342,742,071)	74,054,638

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,550,513)	(12,287,719)	(48,876,502)	(87,862,895)

Total distributions to shareholders	(4,550,513)	(12,287,719)	(48,876,502)	(87,862,895)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	213,828,782	463,227,943	7,219,599,555	10,578,286,391
Cost of shares redeemed	(318,620,930)	(547,266,827)	(6,903,055,889)	(10,405,736,423)

Net increase (decrease) in net assets from capital share transactions	(104,792,148)	(84,038,884)	316,543,666	172,549,968

INCREASE (DECREASE) IN NET ASSETS	(129,748,128)	(85,953,387)	(75,074,907)	158,741,711

NET ASSETS
Beginning of period	427,172,828	513,126,215	3,197,007,185	3,038,265,474

End of period	$297,424,700	$427,172,828	$3,121,932,278	$3,197,007,185

Undistributed net investment income included in net assets at end of period	$613,606	$936,959	$7,694,211	$6,175,106

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	3,400,000	63,500,000	87,700,000
Shares redeemed	(2,400,000)	(4,100,000)	(61,200,000)	(86,500,000)

Net increase (decrease) in shares outstanding	(800,000)	(700,000)	2,300,000	1,200,000

See notes to financial statements.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$110.21	$110.18	$110.21	$110.18	$110.20	$110.25

Income from investment operations:
Net investment income[a]	0.00 [b]	0.01	0.06	0.10	0.28	1.82
Net realized and unrealized gain (loss)[c]	0.02	0.03	(0.02)	0.02	0.05	0.16

Total from investment operations	0.02	0.04	0.04	0.12	0.33	1.98

Less distributions from:
Net investment income	(0.00)[b]	(0.01)	(0.07)	(0.09)	(0.35)	(2.02)
Net realized gain	—	—	—	—	(0.00)[b]	(0.01)

Total distributions	(0.00)[b]	(0.01)	(0.07)	(0.09)	(0.35)	(2.03)

Net asset value, end of period	$110.23	$110.21	$110.18	$110.21	$110.18	$110.20

Total return	0.02%[d]	0.04%	0.04%	0.16%	0.27%	1.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,681,836	$3,008,844	$2,435,051	$4,143,980	$1,928,140	$1,542,806
Ratio of expenses to average net assets[e]	0.12%	0.14%	0.14%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.15%	0.15%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.00%[f]	0.01%	0.05%	0.09%	0.25%	1.65%
Portfolio turnover rate[g,h]	72%[i]	95%[i]	186%[i]	0%	0%	0%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Rounds to less than 0.01%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover calculation excludes securities whose maturities at the time of acquisition were one year or less. If purchases and sales of such securities had been included, portfolio turnover for the six months ended August 31, 2013 and years ended February 28, 2013, February 29, 2012, February 28, 2011, February 28,2010 and February 28, 2009 would have been 120%, 174%, 316%, 172%, 185% and 219%, respectively.
[i]	From time to time the Fund may acquire and hold securities with slightly more than 365 days to maturity. Due to the nature of the portfolio turnover calculation, these transactions will cause a large increase in the calculated portfolio turnover. For purposes of determining the monthly average value used in the portfolio turnover calculated, only months during which the Fund held securities with more than 365 days to maturity were included.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$84.46	$84.40	$83.93	$83.65	$83.99	$84.13

Income from investment operations:
Net investment income[a]	0.11	0.29	0.61	0.84	1.24	2.54
Net realized and unrealized gain (loss)[b]	(0.18)	0.07	0.51	0.29	0.36	0.12

Total from investment operations	(0.07)	0.36	1.12	1.13	1.60	2.66

Less distributions from:
Net investment income	(0.11)	(0.30)	(0.65)	(0.85)	(1.34)	(2.80)
Net realized gain	—	—	—	—	(0.60)	—

Total distributions	(0.11)	(0.30)	(0.65)	(0.85)	(1.94)	(2.80)

Net asset value, end of period	$84.28	$84.46	$84.40	$83.93	$83.65	$83.99

Total return	(0.09)%[c]	0.43%	1.34%	1.35%	1.94%	3.22%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,335,500	$7,457,820	$10,651,727	$7,948,184	$8,348,484	$7,323,761
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	0.25%	0.34%	0.72%	1.00%	1.48%	3.05%
Portfolio turnover rate[e]	76%	104%	72%	85%	62%	37%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$123.38	$121.93	$114.65	$112.36	$112.99	$109.90

Income from investment operations:
Net investment income[a]	0.43	0.95	1.89	2.41	2.60	3.29
Net realized and unrealized gain (loss)[b]	(3.36)	1.51	7.37	2.29	0.19	3.02

Total from investment operations	(2.93)	2.46	9.26	4.70	2.79	6.31

Less distributions from:
Net investment income	(0.39)	(1.01)	(1.98)	(2.41)	(2.61)	(3.22)
Net realized gain	—	—	—	—	(0.81)	—

Total distributions	(0.39)	(1.01)	(1.98)	(2.41)	(3.42)	(3.22)

Net asset value, end of period	$120.06	$123.38	$121.93	$114.65	$112.36	$112.99

Total return	(2.39)%[c]	2.02%	8.14%	4.23%	2.52%	5.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,521,172	$2,134,459	$2,255,765	$1,272,575	$910,092	$847,401
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	0.70%	0.77%	1.57%	2.09%	2.33%	2.98%
Portfolio turnover rate[e]	28%	51%	38%	89%	89%	55%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$107.09	$105.16	$93.41	$90.88	$93.63	$90.66

Income from investment operations:
Net investment income[a]	0.85	1.82	2.57	2.90	3.09	3.57
Net realized and unrealized gain (loss)[b]	(6.47)	1.98	11.83	2.60	(2.30)	3.04

Total from investment operations	(5.62)	3.80	14.40	5.50	0.79	6.61

Less distributions from:
Net investment income	(0.83)	(1.87)	(2.65)	(2.97)	(3.03)	(3.64)
Net realized gain	—	—	—	—	(0.51)	—

Total distributions	(0.83)	(1.87)	(2.65)	(2.97)	(3.54)	(3.64)

Net asset value, end of period	$100.64	$107.09	$105.16	$93.41	$90.88	$93.63

Total return	(5.30)%[c]	3.63%	15.62%	6.12%	0.87%	7.46%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,055,602	$4,358,596	$4,637,412	$2,774,324	$2,717,303	$2,612,147
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.61%	1.70%	2.55%	3.06%	3.37%	3.93%
Portfolio turnover rate[e]	63%	47%	65%	108%	157%	38%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$133.49	$131.57	$112.29	$109.52	$111.68	$108.18

Income from investment operations:
Net investment income[a]	1.38	2.89	3.61	4.08	4.21	4.56
Net realized and unrealized gain (loss)[b]	(9.49)	1.96	19.32	2.74	(2.25)	3.33

Total from investment operations	(8.11)	4.85	22.93	6.82	1.96	7.89

Less distributions from:
Net investment income	(1.45)	(2.93)	(3.65)	(4.05)	(4.12)	(4.39)

Total distributions	(1.45)	(2.93)	(3.65)	(4.05)	(4.12)	(4.39)

Net asset value, end of period	$123.93	$133.49	$131.57	$112.29	$109.52	$111.68

Total return	(6.14)%[c]	3.69%	20.73%	6.27%	1.76%	7.48%

Ratios/Supplemental data:
Net assets, end of period (000s)	$297,425	$427,173	$513,126	$190,894	$262,850	$167,526
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	2.09%	2.14%	2.87%	3.54%	3.83%	4.17%
Portfolio turnover rate[e]	13%	12%	18%	56%	55%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$118.41	$117.76	$92.45	$92.04	$101.55	$94.33

Income from investment operations:
Net investment income[a]	1.63	3.22	3.71	3.80	3.69	4.08
Net realized and unrealized gain (loss)[b]	(11.92)	0.65	25.57	0.53	(9.52)	7.27

Total from investment operations	(10.29)	3.87	29.28	4.33	(5.83)	11.35

Less distributions from:
Net investment income	(1.57)	(3.22)	(3.97)	(3.92)	(3.68)	(4.13)

Total distributions	(1.57)	(3.22)	(3.97)	(3.92)	(3.68)	(4.13)

Net asset value, end of period	$106.55	$118.41	$117.76	$92.45	$92.04	$101.55

Total return	(8.79)%[c]	3.24%	32.32%	4.64%	(5.85)%	12.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,121,932	$3,197,007	$3,038,265	$2,680,999	$2,383,877	$1,584,150
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	2.85%	2.64%	3.50%	3.93%	3.90%	4.18%
Portfolio turnover rate[e]	18%	19%	26%	48%	65%	41%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond ETF	Former Name [a]	Diversification Classification
Short Treasury	iShares Barclays Short Treasury Bond Fund	Diversified
1-3 Year Treasury	iShares Barclays 1-3 Year Treasury Bond Fund	Diversified
3-7 Year Treasury	iShares Barclays 3-7 Year Treasury Bond Fund	Diversified
7-10 Year Treasury	iShares Barclays 7-10 Year Treasury Bond Fund	Diversified
10-20 Year Treasury	iShares Barclays 10-20 Year Treasury Bond Fund	Diversified
20+ Year Treasury	iShares Barclays 20+ Year Treasury Bond Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Short Treasury
Assets:
U.S. Government Obligations	$—	$3,509,325,278	$—	$3,509,325,278
Money Market Funds	2,449,934	—	—	2,449,934

	$2,449,934	$3,509,325,278	$—	$3,511,775,212

1-3 Year Treasury
Assets:
U.S. Government Obligations	$—	$8,299,431,365	$—	$8,299,431,365
Money Market Funds	53,178,814	—	—	53,178,814

	$53,178,814	$8,299,431,365	$—	$8,352,610,179

3-7 Year Treasury
Assets:
U.S. Government Obligations	$—	$2,509,721,495	$—	$2,509,721,495
Money Market Funds	1,161,900,495	—	—	1,161,900,495

	$1,161,900,495	$2,509,721,495	$—	$3,671,621,990

7-10 Year Treasury
Assets:
U.S. Government Obligations	$—	$4,121,691,093	$—	$4,121,691,093
Money Market Funds	1,756,182,982	—	—	1,756,182,982

	$1,756,182,982	$4,121,691,093	$—	$5,877,874,075

10-20 Year Treasury
Assets:
U.S. Government Obligations	$—	$294,886,640	$—	$294,886,640
Money Market Funds	120,213,380	—	—	120,213,380

	$120,213,380	$294,886,640	$—	$415,100,020

20+ Year Treasury
Assets:
U.S. Government Obligations	$—	$3,090,358,947	$—	$3,090,358,947
Money Market Funds	1,391,797,183	—	—	1,391,797,183

	$1,391,797,183	$3,090,358,947	$—	$4,482,156,130

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of each Fund.

BFA has voluntarily waived a portion of its investment advisory fees for the iShares Short Treasury Bond ETF in the amount of $612,394.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended August 31, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares Bond ETF	Securities Lending Agent Fees
1-3 Year Treasury	$66,942
3-7 Year Treasury	354,628
7-10 Year Treasury	475,034
10-20 Year Treasury	37,001
20+ Year Treasury	360,857

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2013 were as follows:

	U.S. Government Obligations
iShares Bond ETF	Purchases	Sales
Short Treasury	$230,213,739	$124,645,567
1-3 Year Treasury	6,379,096,501	5,984,980,303
3-7 Year Treasury	903,060,514	795,593,973
7-10 Year Treasury	2,843,780,697	2,753,202,088
10-20 Year Treasury	52,500,733	50,368,515
20+ Year Treasury	617,622,074	616,474,679

In-kind transactions (see Note 4) for the six months ended August 31, 2013 were as follows:

iShares Bond ETF	In-kind Purchases	In-kind Sales
Short Treasury	$3,224,364,022	$2,533,368,887
1-3 Year Treasury	1,846,579,273	1,154,099,555
3-7 Year Treasury	4,509,936,947	4,118,489,162
7-10 Year Treasury	1,958,162,388	1,962,838,774
10-20 Year Treasury	211,279,956	313,671,411
20+ Year Treasury	7,141,770,528	6,824,300,417

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of August 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of August 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of August 31, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares Bond ETF	Market Value of Securities on Loan
3-7 Year Treasury	$1,092,886,318
7-10 Year Treasury	1,480,549,959
10-20 Year Treasury	114,247,424
20+ Year Treasury	1,331,744,502

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Short Treasury	$185,357	$—	$—	$—	$—	$—	$185,357
3-7 Year Treasury	—	—	—	—	—	1,230	1,230
10-20 Year Treasury	—	—	—	—	58,200	55,582	113,782
20+ Year Treasury	—	1,890,917	3,444,435	1,159,235	9,146,794	—	15,641,381

[a]	Must be utilized prior to losses subject to expiration.

As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Treasury	$3,511,548,075	$338,127	$(110,990)	$227,137
1-3 Year Treasury	8,353,515,351	4,624,418	(5,529,590)	(905,172)
3-7 Year Treasury	3,736,734,071	54,100	(65,166,181)	(65,112,081)
7-10 Year Treasury	6,077,564,423	58,213	(199,748,561)	(199,690,348)
10-20 Year Treasury	444,900,190	—	(29,800,170)	(29,800,170)
20+ Year Treasury	4,967,653,052	—	(485,496,922)	(485,496,922)

Management has reviewed the tax positions as of August 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	37

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group. The Board further noted that the iShares Barclays Short Treasury Bond Fund and the iShares 1-3 Year Treasury Bond Fund ranked in the fourth Lipper Quintile for expenses when compared to a subset of the Lipper Group identified as pure index funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract  (Continued)

iSHARES® TRUST

comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	39

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees.

The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund and iShares Barclays 20+ Year Treasury Bond Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
1-3 Year Treasury	$0.104738	$—	$0.001044	$0.105782	99%	—%	1%	100%
3-7 Year Treasury	0.383875	—	0.008516	0.393291	98	—	2	100
7-10 Year Treasury	0.817559	—	0.010324	0.827883	99	—	1	100
20+ Year Treasury	1.551581	—	0.014631	1.566212	99	—	1	100

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-21-0813

AUGUST 31, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 1-3 Year Credit Bond ETF | CSJ | NYSE Arca
➢	iShares Intermediate Credit Bond ETF | CIU | NYSE Arca
➢	iShares Credit Bond ETF | CFT | NYSE Arca
➢	iShares 10+ Year Credit Bond ETF | CLY | NYSE Arca

Fund Performance Overview

iSHARES® 1-3 YEAR CREDIT BOND ETF

Performance as of August 31, 2013

The iShares 1-3 Year Credit Bond ETF (the “Fund”), formerly the iShares Barclays 1-3 Year Credit Bond Fund, seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years, as represented by the Barclays U.S. 1-3 Year Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was 0.00%*, net of fees, while the total return for the Index was 0.26%.

*	Rounds to less than 0.01%

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.92%	0.91%	1.37%	0.92%	0.91%	1.37%
5 Years	3.30%	3.09%	3.81%	17.61%	16.43%	20.57%
Since Inception	3.65%	3.66%	4.12%	26.96%	27.02%	30.85%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.00	$1.01	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Sector/Investment Type	Percentage of Net Assets

Financial	42.95%
Consumer Non-Cyclical	10.09
Multi-National	8.67
Communications	8.30
Foreign Agency Obligations	7.76
Energy	4.95
Technology	2.91
Utilities	2.69
Foreign Government Obligations	2.54
Basic Materials	2.45
Consumer Cyclical	2.08
Industrial	1.93
Municipal Debt Obligations	0.35
U.S. Government Obligations	0.09
Diversified	0.07
Short-Term and Other Net Assets	2.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

Goldman Sachs Group Inc. (The), 3.63%, 02/07/16	0.81%
European Investment Bank, 0.63%, 04/15/16	0.70
International Bank for Reconstruction and Development, 2.38%, 05/26/15	0.69
KfW, 0.50%, 04/19/16	0.65
KfW, 2.00%, 06/01/16	0.61
International Bank for Reconstruction and Development, 0.50%, 04/15/16	0.55
KfW, 2.75%, 10/21/14	0.54
European Investment Bank, 1.13%, 04/15/15	0.50
Ontario (Province of), 2.30%, 05/10/16	0.47
Citigroup Inc., 5.00%, 09/15/14	0.45

TOTAL	5.97%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® INTERMEDIATE CREDIT BOND ETF

Performance as of August 31, 2013

The iShares Intermediate Credit Bond ETF (the “Fund”), formerly the iShares Barclays Intermediate Credit Bond Fund, seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years, as represented by the Barclays U.S. Intermediate Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -2.19%, net of fees, while the total return for the Index was -2.06%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.41)%	(0.74)%	(0.14)%	(0.41)%	(0.74)%	(0.14)%
5 Years	5.83%	5.62%	6.20%	32.77%	31.47%	35.09%
Since Inception	5.28%	5.25%	5.53%	40.83%	40.58%	43.05%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$978.10	$1.00	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Sector/Investment Type	Percentage of Net Assets
Financial	34.19%
Consumer Non-Cyclical	12.34
Energy	8.09
Communications	7.78
Foreign Agency Obligations	6.08
Multi-National	5.35
Industrial	4.91
Utilities	4.27
Basic Materials	4.14
Foreign Government Obligations	3.94
Technology	3.72
Consumer Cyclical	3.33
Municipal Debt Obligations	0.43
Diversified	0.04
Short-Term and Other Net Assets	1.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets
European Investment Bank, 0.63%, 04/15/16	0.41%
KfW, 0.50%, 04/19/16	0.32
European Investment Bank, 1.00%, 03/15/18	0.30
Goldman Sachs Group Inc. (The), 2.38%, 01/22/18	0.29
Turkey (Republic of), 6.75%, 04/03/18	0.28
KfW, 2.13%, 01/17/23	0.27
Bank of America Corp., 3.30%, 01/11/23	0.25
KfW, 2.00%, 06/01/16	0.25
International Bank for Reconstruction and Development, 0.88%, 04/17/17	0.24
Morgan Stanley, 3.75%, 02/25/23	0.23

TOTAL	2.84%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CREDIT BOND ETF

Performance as of August 31, 2013

The iShares Credit Bond ETF (the “Fund”), formerly the iShares Barclays Credit Bond Fund, seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds, as represented by the Barclays U.S. Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -3.77%, net of fees, while the total return for the Index was -3.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.51)%	(3.17)%	(2.12)%	(2.51)%	(3.17)%	(2.12)%
5 Years	6.49%	6.24%	6.90%	36.97%	35.31%	39.61%
Since Inception	5.52%	5.45%	5.81%	43.00%	42.39%	45.64%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$962.30	$0.99	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Sector/Investment Type	Percentage of Net Assets

Financial	28.78%
Consumer Non-Cyclical	11.90
Communications	8.79
Energy	8.47
Utilities	5.58
Foreign Government Obligations	5.44
Industrial	5.22
Foreign Agency Obligations	5.17
Basic Materials	4.24
Multi-National	3.64
Consumer Cyclical	3.54
Municipal Debt Obligations	3.39
Technology	3.06
U.S. Government Obligations	0.03
Short-Term and Other Net Assets	2.75

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

General Electric Capital Corp., 5.88%, 01/14/38	0.39%
Philippines (Republic of the), 6.38%, 10/23/34	0.36
KfW, 2.13%, 01/17/23	0.30
Turkey (Republic of), 4.88%, 04/16/43	0.29
International Bank for Reconstruction and Development, 0.88%, 04/17/17	0.27
J.P. Morgan Chase Bank N.A., 6.00%, 10/01/17	0.26
J.P. Morgan Chase & Co., 3.20%, 01/25/23	0.25
European Investment Bank, 1.00%, 06/15/18	0.22
Inter-American Development Bank, 1.13%, 03/15/17	0.22
Turkey (Republic of), 7.50%, 07/14/17	0.21

TOTAL	2.77%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® 10+ YEAR CREDIT BOND ETF

Performance as of August 31, 2013

The iShares 10+ Year Credit Bond ETF (the “Fund”), formerly the iShares 10+ Year Credit Bond Fund, seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years, as represented by The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -7.24%, net of fees, while the total return for the Index was -7.19%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.38)%	(8.85)%	(6.91)%	(7.38)%	(8.85)%	(6.91)%
Since Inception	7.37%	7.12%	7.91%	30.41%	29.27%	32.81%

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$927.60	$0.97	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Sector/Investment Type	Percentage of Net Assets

Financial	15.78%
Consumer Non-Cyclical	13.19
Communications	12.97
Foreign Government Obligations	11.76
Utilities	11.39
Energy	11.16
Industrial	6.10
Consumer Cyclical	4.81
Basic Materials	4.54
Foreign Agency Obligations	3.49
Technology	1.97
Multi-National	0.13
Diversified	0.12
Short-Term and Other Net Assets	2.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

Turkey (Republic of), 7.25%, 03/05/38	1.26%
Philippines (Republic of the), 5.00%, 01/13/37	1.22
Russian Federation (The), 7.50%, 03/31/30	0.93
General Electric Capital Corp., Series A 6.75%, 03/15/32	0.82
HSBC Bank (USA) N.A., 5.63%, 08/15/35	0.65
United Mexican States, 6.75%, 09/27/34	0.64
Verizon Communications Inc., 7.75%, 12/01/30	0.56
Ford Motor Co., 7.45%, 07/16/31	0.55
Pfizer Inc., 7.20%, 03/15/39	0.48
Wal-Mart Stores Inc., 5.25%, 09/01/35	0.46

TOTAL	7.57%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2013 and held through August 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 87.18%

ADVERTISING — 0.19%
Interpublic Group of Companies Inc. (The)
6.25%, 11/15/14[a]	$1,000	$1,055,000
Omnicom Group Inc.
5.90%, 04/15/16[a]	7,747	8,639,711
WPP Finance UK
5.88%, 06/15/14	3,290	3,411,503
8.00%, 09/15/14	7,778	8,319,122

		21,425,336
AEROSPACE & DEFENSE — 0.39%
Boeing Co. (The)
3.50%, 02/15/15	14,410	15,017,129
General Dynamics Corp.
1.00%, 11/15/17[a]	5,000	4,818,102
1.38%, 01/15/15[a]	4,000	4,040,173
United Technologies Corp.
4.88%, 05/01/15	17,450	18,658,360

		42,533,764
AGRICULTURE — 0.60%
Altria Group Inc.
4.13%, 09/11/15[a]	16,534	17,555,303
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	4,445	4,685,362
Philip Morris International Inc.
2.50%, 05/16/16	23,710	24,588,176
Reynolds American Inc.
1.05%, 10/30/15	9,600	9,592,069
7.63%, 06/01/16	8,500	9,857,708

		66,278,618
AIRLINES — 0.00%
Southwest Airlines Co.
5.25%, 10/01/14[a]	120	125,096

		125,096
AUTO PARTS & EQUIPMENT — 0.04%
Johnson Controls Inc.
2.60%, 12/01/16	4,000	4,118,723

		4,118,723

Security	Principal (000s)	Value

BANKS — 30.83%
Abbey National Treasury Services PLC
3.88%, 11/10/14[b]	$6,000	$6,181,620
4.00%, 04/27/16	8,000	8,409,991
American Express Centurion Bank
0.88%, 11/13/15[a]	18,060	18,035,010
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	10,000	9,926,003
Bancolombia SA
4.25%, 01/12/16[a]	3,150	3,260,565
Bank of America Corp.
1.25%, 01/11/16[a]	16,000	15,904,629
1.50%, 10/09/15	38,000	38,087,392
3.63%, 03/17/16	18,080	18,939,429
3.70%, 09/01/15	21,080	21,995,239
4.50%, 04/01/15[a]	39,700	41,627,403
4.75%, 08/01/15[a]	22,550	23,912,292
5.13%, 11/15/14	12,000	12,578,356
6.50%, 08/01/16	5,000	5,633,118
Series 1
3.75%, 07/12/16[a]	10,500	11,051,482
Bank of Montreal
0.80%, 11/06/15[a]	12,050	12,014,013
1.30%, 07/15/16	15,500	15,474,820
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	9,600	9,561,614
0.70%, 03/04/16 (Call 02/04/16)	12,000	11,835,254
1.20%, 02/20/15 (Call 01/20/15)	26,930	27,138,330
1.70%, 11/24/14 (Call 10/24/14)[a]	10,500	10,633,540
2.30%, 07/28/16	7,000	7,197,545
2.95%, 06/18/15	1,000	1,038,489
4.75%, 12/15/14	110	115,795
Series G
4.95%, 03/15/15	140	148,449
Bank of Nova Scotia
0.75%, 10/09/15	9,000	8,955,351

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

0.95%, 03/15/16	$10,000	$9,923,334
1.38%, 07/15/16[a]	3,000	3,001,443
1.85%, 01/12/15	9,000	9,129,305
2.05%, 10/07/15[a]	19,000	19,418,040
2.90%, 03/29/16[a]	17,386	18,085,366
3.40%, 01/22/15	32,790	33,972,646
Bank One Corp.
4.90%, 04/30/15	5,110	5,417,099
Barclays Bank PLC
2.75%, 02/23/15	13,700	14,032,753
3.90%, 04/07/15	14,970	15,635,638
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	3,000	2,900,252
3.20%, 03/15/16 (Call 02/16/16)	11,855	12,396,006
3.95%, 04/29/16	2,250	2,401,903
5.20%, 12/23/15[a]	7,000	7,596,249
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	29,750	30,636,129
BNP Paribas SA
3.25%, 03/11/15[a]	32,780	33,749,502
3.60%, 02/23/16[a]	26,000	27,318,081
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	21,300	21,283,052
1.35%, 07/18/16	3,000	2,990,903
2.35%, 12/11/15[a]	17,000	17,519,890
Capital One Financial Corp.
1.00%, 11/06/15	10,700	10,588,197
2.13%, 07/15/14	8,209	8,303,625
2.15%, 03/23/15	9,250	9,387,117
3.15%, 07/15/16	6,500	6,757,882
China Development Bank Corp.
4.75%, 10/08/14[a]	280	290,890
Citigroup Inc.
1.25%, 01/15/16[a]	20,500	20,282,660
1.30%, 04/01/16	34,000	33,608,496
1.70%, 07/25/16	14,350	14,326,596
2.25%, 08/07/15[a]	16,920	17,223,044
2.65%, 03/02/15	9,474	9,672,479
3.95%, 06/15/16[a]	9,038	9,550,171
4.59%, 12/15/15[a]	18,000	19,250,103

Security	Principal (000s)	Value

4.70%, 05/29/15	$2,160	$2,282,810
4.75%, 05/19/15	29,280	30,994,736
4.88%, 05/07/15[a]	14,630	15,437,734
5.00%, 09/15/14	48,064	49,924,181
5.30%, 01/07/16[a]	2,380	2,576,062
5.50%, 10/15/14	25,750	27,042,971
6.01%, 01/15/15[a]	27,560	29,363,021
6.38%, 08/12/14	28,930	30,460,503
Comerica Inc.
3.00%, 09/16/15	6,000	6,230,926
4.80%, 05/01/15[a]	100	105,429
Commonwealth Bank of Australia/New York
1.25%, 09/18/15[a]	18,000	18,131,667
1.95%, 03/16/15	18,615	18,931,217
Credit Suisse New York
3.50%, 03/23/15	45,400	47,233,814
Deutsche Bank AG London
3.25%, 01/11/16	25,800	26,869,090
3.45%, 03/30/15	23,680	24,572,726
3.88%, 08/18/14	8,435	8,684,476
Deutsche Bank Financial LLC
5.38%, 03/02/15	7,740	8,126,179
Fifth Third Bancorp
3.63%, 01/25/16	14,700	15,448,565
Fifth Third Bank
0.90%, 02/26/16 (Call 01/26/16)	11,000	10,824,235
4.75%, 02/01/15	2,465	2,580,811
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15[a]	5,000	5,023,075
3.30%, 05/03/15	18,500	19,082,272
3.63%, 02/07/16[a]	85,300	89,077,066
3.70%, 08/01/15	39,074	40,700,434
5.00%, 10/01/14[a]	16,260	16,979,038
5.13%, 01/15/15	28,805	30,282,625
5.35%, 01/15/16[a]	19,000	20,555,526
5.50%, 11/15/14	18,220	19,191,030
6.00%, 05/01/14[a]	4,161	4,301,908
HSBC USA Inc.
2.38%, 02/13/15	33,012	33,717,311
Huntington National Bank (The)
1.35%, 08/02/16 (Call 07/02/16)	4,950	4,906,746

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Intesa Sanpaolo SpA
3.13%, 01/15/16[a]	$21,000	$20,888,934
3.88%, 01/16/18[a]	2,000	1,941,186
J.P. Morgan Chase & Co.
0.80%, 04/23/15[a]	6,000	5,940,915
1.10%, 10/15/15[a]	26,000	25,951,795
1.13%, 02/26/16[a]	13,275	13,167,535
1.88%, 03/20/15[a]	27,250	27,600,112
2.60%, 01/15/16	12,000	12,332,544
3.15%, 07/05/16[a]	24,500	25,546,157
3.40%, 06/24/15	33,500	34,886,667
3.45%, 03/01/16[a]	27,000	28,281,902
3.70%, 01/20/15[a]	30,830	31,956,018
4.75%, 03/01/15	7,940	8,371,370
5.13%, 09/15/14	19,470	20,321,003
5.15%, 10/01/15[a]	23,810	25,617,002
5.25%, 05/01/15	1,570	1,664,145
KeyBank N.A.
1.65%, 02/01/18	1,000	970,621
7.41%, 05/06/15	4,500	4,940,716
KeyCorp
3.75%, 08/13/15[a]	17,385	18,240,756
KfW
0.50%, 09/30/15	34,250	34,246,589
0.50%, 04/19/16[a]	71,500	71,045,567
0.63%, 04/24/15	44,330	44,488,954
0.88%, 09/05/17[a]	25,455	24,970,894
1.00%, 01/12/15	45,280	45,633,202
1.25%, 10/26/15[a]	27,250	27,665,849
2.00%, 06/01/16	65,000	67,099,337
2.63%, 03/03/15	33,600	34,726,134
2.63%, 02/16/16	35,750	37,387,758
2.75%, 10/21/14	58,000	59,592,773
4.13%, 10/15/14	13,760	14,330,850
4.38%, 07/21/15	7,000	7,509,739
5.13%, 03/14/16[a]	20,200	22,403,549
Series G
4.38%, 03/15/18[a]	10,000	11,187,748
Landwirtschaftliche Rentenbank
2.13%, 07/15/16[a]	15,000	15,515,565
2.50%, 02/15/16	15,000	15,625,246
3.13%, 07/15/15	16,250	17,042,300
Series G13
4.88%, 11/16/15	11,150	12,186,925

Security	Principal (000s)	Value

Lloyds TSB Bank PLC
4.88%, 01/21/16[a]	$19,809	$21,319,527
Mellon Capital IV
Series 1
4.00%, 06/29/49 (Call 11/01/13)[a,c]	1,950	1,677,000
Mellon Funding Corp.
5.00%, 12/01/14	120	126,505
Morgan Stanley
1.75%, 02/25/16[a]	26,000	25,900,965
3.45%, 11/02/15[a]	9,000	9,316,636
3.80%, 04/29/16	27,500	28,733,977
4.00%, 07/24/15	10,000	10,429,656
4.10%, 01/26/15	13,920	14,412,756
4.20%, 11/20/14	31,750	32,805,476
5.38%, 10/15/15	15,840	17,034,708
5.95%, 12/28/17[a]	3,000	3,349,341
6.00%, 04/28/15[a]	39,324	42,117,564
National Australia Bank Ltd. New York
0.90%, 01/20/16[a]	3,500	3,466,574
1.30%, 07/25/16	10,000	9,955,336
1.60%, 08/07/15	18,000	18,227,528
2.00%, 03/09/15	15,250	15,517,326
National Bank of Canada
1.50%, 06/26/15	18,000	18,198,123
National City Corp.
4.90%, 01/15/15[a]	470	494,327
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	30,500	30,838,196
1.75%, 10/05/15	12,000	12,280,896
4.50%, 03/09/15	1,170	1,241,329
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[a,d]	1,000	992,705
PNC Funding Corp.
3.63%, 02/08/15[d]	20,904	21,718,378
4.25%, 09/21/15[d]	5,500	5,840,882
5.25%, 11/15/15[d]	4,989	5,405,918
Rabobank Nederland
2.13%, 10/13/15[a]	23,000	23,473,026
Regions Financial Corp.
5.75%, 06/15/15[a]	9,500	10,193,501
7.75%, 11/10/14	8,882	9,525,945

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Royal Bank of Canada
0.80%, 10/30/15	$15,000	$14,971,555
0.85%, 03/08/16[a]	20,500	20,293,348
1.15%, 03/13/15[a]	9,280	9,345,194
1.45%, 10/30/14[a]	18,015	18,152,721
2.30%, 07/20/16[a]	11,000	11,323,892
2.63%, 12/15/15	11,800	12,263,148
2.88%, 04/19/16[a]	16,600	17,337,119
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	31,000	31,597,872
3.95%, 09/21/15	8,100	8,507,151
4.38%, 03/16/16[a]	15,337	16,369,942
4.88%, 03/16/15[a]	14,680	15,515,802
State Street Corp.
2.88%, 03/07/16	19,459	20,285,470
Sumitomo Mitsui Banking Corp.
0.90%, 01/18/16[a]	16,000	15,828,973
1.35%, 07/18/15	10,000	10,039,190
1.45%, 07/19/16	6,000	5,990,235
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	5,000	5,201,910
3.60%, 04/15/16 (Call 03/15/16)	14,000	14,708,995
Svenska Handelsbanken AB
3.13%, 07/12/16	16,000	16,722,454
Toronto-Dominion Bank (The)
2.50%, 07/14/16[a]	12,975	13,409,179
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)[a]	3,000	3,069,464
2.45%, 07/27/15[a]	19,806	20,369,963
2.88%, 11/20/14[a]	5,150	5,292,840
UBS AG Stamford
3.88%, 01/15/15	28,540	29,739,665
5.88%, 12/20/17[a]	2,000	2,286,472
7.00%, 10/15/15	1,000	1,097,020
Series 10
5.88%, 07/15/16	15,202	16,722,539
Union Bank N.A.
2.13%, 06/16/17	2,000	1,979,855
3.00%, 06/06/16	3,000	3,116,564

Security	Principal (000s)	Value

US Bancorp
3.15%, 03/04/15	$3,000	$3,106,012
US Bank N.A.
3.78%, 04/29/20 (Call 04/29/15)[c]	10,000	10,370,901
4.80%, 04/15/15	1,240	1,309,661
4.95%, 10/30/14	11,990	12,602,780
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	3,750	3,935,446
5.60%, 03/15/16[a]	8,500	9,285,220
Wachovia Bank NA
4.80%, 11/01/14	275	287,948
Wells Fargo & Co.
1.25%, 02/13/15[a]	29,750	29,904,527
1.25%, 07/20/16	5,000	4,984,796
1.50%, 07/01/15	23,000	23,234,071
3.63%, 04/15/15	21,090	21,999,851
3.68%, 06/15/16[e]	41,275	43,827,115
3.75%, 10/01/14[a]	28,295	29,218,825
5.00%, 11/15/14	6,000	6,295,073
Wells Fargo Bank N.A.
0.75%, 07/20/15[a]	5,000	4,999,194
4.75%, 02/09/15	26,500	27,783,869
Westpac Banking Corp.
0.95%, 01/12/16[a]	15,700	15,605,939
1.13%, 09/25/15[a]	28,000	28,077,906
3.00%, 08/04/15	12,921	13,427,893
3.00%, 12/09/15[a]	11,826	12,331,843
4.20%, 02/27/15	19,350	20,310,386

		3,396,253,010
BEVERAGES — 2.01%
Anheuser-Busch Companies LLC
5.00%, 01/15/15[a]	110	116,387
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16[a]	11,000	10,920,941
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	22,000	22,025,046
2.88%, 02/15/16[a]	2,000	2,088,857
4.13%, 01/15/15[a]	29,450	30,829,622
5.38%, 11/15/14	16,350	17,278,357

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Beam Inc.
5.38%, 01/15/16	$3,261	$3,565,744
Brown-Forman Corp.
1.00%, 01/15/18	3,000	2,868,395
Coca-Cola Co. (The)
0.75%, 03/13/15[a]	12,290	12,310,857
1.50%, 11/15/15[a]	14,000	14,232,731
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	2,050	2,094,812
Diageo Capital PLC
0.63%, 04/29/16	19,900	19,684,945
Diageo Finance BV
3.25%, 01/15/15	1,400	1,448,885
5.30%, 10/28/15	5,120	5,590,172
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16[a]	2,100	2,172,841
PepsiAmericas Inc.
4.88%, 01/15/15[a]	100	105,707
PepsiCo Inc.
0.70%, 08/13/15	11,000	10,981,174
0.70%, 02/26/16[a]	13,000	12,876,697
0.75%, 03/05/15	19,750	19,753,378
1.25%, 08/13/17[a]	5,000	4,885,453
2.50%, 05/10/16[a]	17,123	17,716,374
3.10%, 01/15/15[a]	8,075	8,340,448

		221,887,823
BIOTECHNOLOGY — 0.53%
Amgen Inc.
1.88%, 11/15/14	19,310	19,584,501
4.85%, 11/18/14	8,380	8,800,745
Celgene Corp.
2.45%, 10/15/15[a]	915	939,112
Genentech Inc.
4.75%, 07/15/15	10,100	10,834,193
Genzyme Corp.
3.63%, 06/15/15	4,000	4,204,772
Gilead Sciences Inc.
2.40%, 12/01/14[a]	13,585	13,856,682
Life Technologies Corp.
4.40%, 03/01/15	70	73,012

		58,293,017

Security	Principal (000s)	Value

CHEMICALS — 0.95%
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	$5,000	$4,800,516
4.50%, 09/15/14	3,000	3,111,780
Albemarle Corp.
5.10%, 02/01/15	100	105,550
Dow Chemical Co. (The)
2.50%, 02/15/16[a]	12,300	12,683,405
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16[a]	100	104,171
3.25%, 01/15/15[a]	10,560	10,936,109
4.75%, 03/15/15[a]	10,430	11,069,006
5.25%, 12/15/16	2,000	2,246,085
Ecolab Inc.
1.00%, 08/09/15	9,500	9,492,969
2.38%, 12/08/14[a]	10,380	10,574,265
Lubrizol Corp.
5.50%, 10/01/14	140	147,414
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17[a]	4,000	4,111,333
3.75%, 09/30/15	3,000	3,154,257
PPG Industries Inc.
1.90%, 01/15/16	5,000	5,054,855
Praxair Inc.
0.75%, 02/21/16[a]	20,500	20,346,456
5.25%, 11/15/14[a]	6,270	6,620,530
Sherwin-Williams Co. (The)
3.13%, 12/15/14	130	133,971

		104,692,672
COMMERCIAL SERVICES — 0.09%
Block Financial LLC
5.13%, 10/30/14[a]	590	615,075
Board of Trustees of The Leland Stanford Junior University (The)
4.25%, 05/01/16	3,000	3,255,259
Equifax Inc.
4.45%, 12/01/14	100	104,224
Western Union Co. (The)
2.38%, 12/10/15	1,020	1,030,983
5.93%, 10/01/16	3,960	4,334,926
Yale University
2.90%, 10/15/14	629	645,236

		9,985,703

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

COMPUTERS — 1.75%
Affiliated Computer Services Inc.
5.20%, 06/01/15[a]	$5,500	$5,831,501
Apple Inc.
0.45%, 05/03/16[a]	26,000	25,686,483
Computer Sciences Corp.
2.50%, 09/15/15[a]	7,450	7,593,202
Dell Inc.
2.30%, 09/10/15[a]	12,000	11,964,000
3.10%, 04/01/16[a]	2,000	2,000,000
Hewlett-Packard Co.
2.20%, 12/01/15[a]	6,000	6,100,730
2.35%, 03/15/15[a]	19,950	20,240,973
2.63%, 12/09/14[a]	5,050	5,147,721
2.65%, 06/01/16[a]	16,954	17,404,195
International Business Machines Corp.
0.45%, 05/06/16[a]	10,000	9,858,086
0.55%, 02/06/15[a]	19,975	19,978,235
0.75%, 05/11/15[a]	9,000	9,024,446
0.88%, 10/31/14	22,100	22,211,822
1.95%, 07/22/16[a]	26,000	26,584,016
2.00%, 01/05/16[a]	3,000	3,068,785

		192,694,195
COSMETICS & PERSONAL CARE — 0.64%
Avon Products Inc.
2.38%, 03/15/16[a]	10,200	10,317,537
Colgate-Palmolive Co.
0.60%, 11/15/14	7,900	7,910,560
Procter & Gamble Co. (The)
1.80%, 11/15/15[a]	18,000	18,417,133
3.50%, 02/15/15	20,120	21,012,696
4.95%, 08/15/14[a]	12,320	12,863,950

		70,521,876
DIVERSIFIED FINANCIAL SERVICES — 8.43%
American Express Credit Corp.
1.30%, 07/29/16	9,000	9,005,685
1.75%, 06/12/15	18,250	18,510,782
2.75%, 09/15/15	28,000	28,964,207
Series D
5.13%, 08/25/14	2,830	2,955,689

Security	Principal (000s)	Value

Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14[a]	$31,570	$33,446,054
Boeing Capital Corp.
3.25%, 10/27/14[a]	3,000	3,093,564
Caterpillar Financial Services Corp.
0.70%, 11/06/15	4,000	3,988,040
0.70%, 02/26/16	8,000	7,926,068
1.05%, 03/26/15	10,800	10,860,814
1.10%, 05/29/15	3,200	3,222,782
1.13%, 12/15/14	9,000	9,067,682
2.75%, 06/24/15[a]	5,000	5,167,063
Series F
4.75%, 02/17/15[a]	610	646,875
Charles Schwab Corp. (The)
0.85%, 12/04/15	3,500	3,489,185
Countrywide Financial Corp.
6.25%, 05/15/16[a]	10,500	11,492,304
Credit Suisse (USA) Inc.
4.88%, 01/15/15	10,250	10,777,061
5.13%, 08/15/15	15,248	16,389,356
5.38%, 03/02/16[a]	9,925	10,877,111
Ford Motor Credit Co. LLC
1.70%, 05/09/16[a]	21,000	20,722,901
2.50%, 01/15/16[a]	2,000	2,018,036
2.75%, 05/15/15	15,000	15,253,653
3.88%, 01/15/15[a]	18,445	19,002,204
3.98%, 06/15/16[a]	10,000	10,422,427
4.21%, 04/15/16[a]	13,000	13,607,545
5.63%, 09/15/15[a]	3,000	3,216,894
7.00%, 04/15/15	28,340	30,690,299
8.70%, 10/01/14[a]	9,150	9,866,662
12.00%, 05/15/15	13,500	15,779,557
General Electric Capital Corp.
1.00%, 12/11/15	20,350	20,332,305
1.00%, 01/08/16	26,500	26,372,607
1.63%, 07/02/15	34,000	34,392,606
2.15%, 01/09/15[a]	30,000	30,549,484
2.25%, 11/09/15	23,250	23,781,465
2.95%, 05/09/16[a]	8,000	8,335,131
3.50%, 06/29/15	9,250	9,669,673
4.38%, 09/21/15	5,715	6,095,727

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

4.75%, 09/15/14	$11,043	$11,530,034
4.88%, 03/04/15[a]	8,760	9,282,052
5.00%, 01/08/16[a]	28,100	30,393,467
Series A
3.75%, 11/14/14	28,431	29,489,022
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[c]	3,200	3,232,000
HSBC Finance Corp.
5.00%, 06/30/15	24,903	26,522,537
5.25%, 04/15/15[a]	240	255,011
5.50%, 01/19/16[a]	34,400	37,475,558
Jefferies Group LLC
3.88%, 11/09/15[a]	1,000	1,040,188
5.50%, 03/15/16	2,000	2,141,193
John Deere Capital Corp.
0.70%, 09/04/15	10,571	10,573,402
0.75%, 01/22/16[a]	7,000	6,941,046
0.88%, 04/17/15	10,000	10,038,210
0.95%, 06/29/15	7,200	7,227,571
1.25%, 12/02/14	6,000	6,053,211
2.95%, 03/09/15	7,290	7,550,487
Lazard Group LLC
7.13%, 05/15/15[a]	230	248,895
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	9,320	10,191,641
Series B
5.30%, 09/30/15[a]	351	377,927
Series C
5.00%, 01/15/15[a]	19,659	20,661,762
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	3,220	3,321,376
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	15,485	15,563,938
3.88%, 09/16/15	200	211,848
Nomura Holdings Inc.
2.00%, 09/13/16[a]	17,000	16,773,823
4.13%, 01/19/16	12,625	13,153,814
5.00%, 03/04/15[a]	16,975	17,795,652
ORIX Corp.
4.71%, 04/27/15	11,400	11,950,207
5.00%, 01/12/16[a]	8,039	8,505,329

Security	Principal (000s)	Value

PACCAR Financial Corp.
0.75%, 08/14/15	$5,000	$4,996,266
0.75%, 05/16/16	3,900	3,852,565
0.80%, 02/08/16	3,000	2,970,720
1.05%, 06/05/15	5,000	5,000,976
1.15%, 08/16/16	4,250	4,247,811
1.55%, 09/29/14	9,000	9,097,679
TD Ameritrade Holding Corp.
4.15%, 12/01/14	7,000	7,296,514
Toyota Motor Credit Corp.
0.80%, 05/17/16[a]	7,000	6,922,232
0.88%, 07/17/15	5,153	5,174,733
1.00%, 02/17/15[a]	20,400	20,527,867
1.25%, 11/17/14[a]	8,725	8,802,989
2.80%, 01/11/16[a]	13,418	13,974,427
3.20%, 06/17/15	26,615	27,799,964

		929,155,442
ELECTRIC — 2.56%
Alabama Power Co.
0.55%, 10/15/15[a]	31,000	30,779,787
Alliant Energy Corp.
4.00%, 10/15/14	4,090	4,227,083
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	3,000	2,902,328
Appalachian Power Co.
Series S
3.40%, 05/24/15	350	362,602
Arizona Public Service Co.
4.65%, 05/15/15	900	956,374
CMS Energy Corp.
4.25%, 09/30/15	1,500	1,584,533
Commonwealth Edison Co.
4.70%, 04/15/15	4,000	4,224,957
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16[a]	1,000	1,114,981
Series 06-D
5.30%, 12/01/16	1,000	1,113,071
Consumers Energy Co.
5.15%, 02/15/17	2,000	2,212,558
Dominion Resources Inc.
2.25%, 09/01/15[a]	3,135	3,216,270

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Series C
5.15%, 07/15/15[a]	$13,013	$14,014,920
Duke Energy Carolinas LLC
5.10%, 04/15/18	2,000	2,253,150
5.30%, 10/01/15	12,800	13,954,536
Duke Energy Corp.
1.63%, 08/15/17	4,070	3,985,718
3.35%, 04/01/15	12,460	12,931,052
Duke Energy Florida Inc.
0.65%, 11/15/15	5,300	5,255,197
5.10%, 12/01/15	1,000	1,087,735
Duke Energy Progress Inc.
5.15%, 04/01/15	100	106,766
Edison International
3.75%, 09/15/17	3,000	3,154,505
Entergy Louisiana LLC
1.88%, 12/15/14	10,195	10,336,711
Exelon Corp.
4.90%, 06/15/15	30,726	32,597,015
Georgia Power Co.
0.75%, 08/10/15	7,350	7,337,480
Series 12D
0.63%, 11/15/15[a]	10,000	9,920,852
Jersey Central Power & Light Co.
5.63%, 05/01/16	6,000	6,560,621
Kentucky Utilities Co.
1.63%, 11/01/15	2,000	2,034,559
Louisville Gas & Electric Co.
1.63%, 11/15/15	15,000	15,263,800
MidAmerican Energy Holdings Co.
4.65%, 10/01/14	110	114,695
5.75%, 04/01/18	1,000	1,142,963
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	22,600	22,682,610
7.88%, 12/15/15	1,000	1,141,937
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	3,000	3,058,653
Oncor Electric Delivery Co.
6.38%, 01/15/15	12,475	13,361,711
Public Service Electric & Gas Co.
2.70%, 05/01/15[a]	5,000	5,157,904

Security	Principal (000s)	Value

San Diego Gas & Electric Co. Series CCC
5.30%, 11/15/15	$1,950	$2,137,441
Scottish Power Ltd.
5.38%, 03/15/15	7,650	8,070,555
Sierra Pacific Power Co.
Series M
6.00%, 05/15/16	3,000	3,377,207
Southern California Edison Co.
4.15%, 09/15/14	3,345	3,466,420
5.00%, 01/15/16	4,000	4,361,506
Series 04-F
4.65%, 04/01/15	1,120	1,181,891
TransAlta Corp.
4.75%, 01/15/15	6,500	6,800,409
Xcel Energy Inc.
0.75%, 05/09/16	13,000	12,860,040

		282,405,103
ELECTRONICS — 0.40%
Agilent Technologies Inc.
5.50%, 09/14/15	13,600	14,776,024
Amphenol Corp.
4.75%, 11/15/14	150	156,558
Thermo Fisher Scientific Inc.
3.20%, 05/01/15[a]	3,470	3,587,728
3.20%, 03/01/16[a]	17,688	18,375,440
3.25%, 11/20/14	6,430	6,609,726

		43,505,476
ENVIRONMENTAL CONTROL — 0.07%
Waste Management Inc.
6.38%, 03/11/15[a]	6,835	7,370,088

		7,370,088
FOOD — 1.17%
ConAgra Foods Inc.
1.30%, 01/25/16	14,000	13,980,933
1.35%, 09/10/15	5,000	4,996,156
General Mills Inc.
0.88%, 01/29/16[a]	5,100	5,059,786
5.20%, 03/17/15[a]	12,100	12,917,743
Kellogg Co.
1.13%, 05/15/15	12,005	12,073,253
4.45%, 05/30/16[a]	4,408	4,743,288

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Kraft Foods Group Inc.
1.63%, 06/04/15	$13,950	$14,128,773
Kroger Co. (The)
4.95%, 01/15/15	6,170	6,506,601
Mondelez International Inc.
4.13%, 02/09/16	26,000	27,752,459
Nabisco Inc.
7.55%, 06/15/15	2,500	2,790,095
Sara Lee Corp.
2.75%, 09/15/15[a]	7,000	7,098,926
Sysco Corp.
0.55%, 06/12/15	1,700	1,698,237
Unilever Capital Corp.
0.45%, 07/30/15	10,000	9,945,251
0.85%, 08/02/17	5,000	4,814,718

		128,506,219
FOREST PRODUCTS & PAPER — 0.02%
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	110	115,609
Georgia-Pacific LLC
7.70%, 06/15/15	1,670	1,855,538
International Paper Co.
5.30%, 04/01/15	490	518,317

		2,489,464
GAS — 0.13%
Atmos Energy Corp.
4.95%, 10/15/14	180	188,040
Consolidated Natural Gas Co. Series A
5.00%, 12/01/14	3,860	4,059,273
Sempra Energy
6.50%, 06/01/16	8,590	9,715,804

		13,963,117
HEALTH CARE — PRODUCTS — 0.68%
Baxter International Inc.
0.95%, 06/01/16	6,175	6,140,364
4.63%, 03/15/15	5,650	5,976,404
Boston Scientific Corp.
4.50%, 01/15/15	14,210	14,858,355
Covidien International Finance SA
1.35%, 05/29/15	17,735	17,830,155

Security	Principal (000s)	Value

CR Bard Inc.
2.88%, 01/15/16	$200	$207,535
Medtronic Inc.
1.38%, 04/01/18[a]	9,000	8,714,673
2.63%, 03/15/16	200	204,890
3.00%, 03/15/15[a]	14,775	15,285,303
Stryker Corp.
3.00%, 01/15/15[a]	1,500	1,547,264
Zimmer Holdings Inc.
1.40%, 11/30/14[a]	4,480	4,502,771

		75,267,714
HEALTH CARE — SERVICES — 0.74%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)[a]	1,000	967,935
6.00%, 06/15/16	5,372	6,052,103
Coventry Health Care Inc.
6.30%, 08/15/14[a]	1,930	2,030,099
Quest Diagnostics Inc.
5.45%, 11/01/15[a]	6,000	6,464,682
UnitedHealth Group Inc.
0.85%, 10/15/15	32,300	32,307,686
WellPoint Inc.
1.25%, 09/10/15	9,700	9,750,708
5.00%, 12/15/14	11,660	12,280,586
5.25%, 01/15/16	11,000	11,982,476

		81,836,275
HOLDING COMPANIES — DIVERSIFIED — 0.07%
Leucadia National Corp.
8.13%, 09/15/15[a]	7,000	7,807,170

		7,807,170
HOME BUILDERS — 0.00%
MDC Holdings Inc.
5.38%, 12/15/14[a]	100	104,000

		104,000
HOUSEHOLD PRODUCTS & WARES — 0.12%
Clorox Co. (The)
5.00%, 01/15/15	12,190	12,871,924

		12,871,924
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.
2.00%, 06/15/15	6,600	6,682,719

		6,682,719

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

INSURANCE — 2.54%
ACE INA Holdings Inc.
2.60%, 11/23/15	$19,500	$20,212,451
5.60%, 05/15/15	4,000	4,314,685
Aegon NV
4.63%, 12/01/15	665	710,969
Aflac Inc.
3.45%, 08/15/15	3,400	3,565,064
Allstate Corp. (The)
5.00%, 08/15/14	13,224	13,772,526
American International Group Inc.
2.38%, 08/24/15	350	354,317
3.00%, 03/20/15	7,000	7,205,434
4.25%, 09/15/14	21,340	22,057,509
5.05%, 10/01/15[a]	12,862	13,875,332
Axis Capital Holdings Ltd.
5.75%, 12/01/14[a]	2,150	2,272,664
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	3,000	2,993,226
3.20%, 02/11/15	24,000	24,857,708
4.85%, 01/15/15	16,985	17,955,782
Berkshire Hathaway Inc.
0.80%, 02/11/16	9,275	9,239,731
2.20%, 08/15/16	10,000	10,316,715
CNA Financial Corp.
5.85%, 12/15/14[a]	5,000	5,307,119
Everest Reinsurance Holdings Inc.
5.40%, 10/15/14	80	83,698
Genworth Holdings Inc.
5.75%, 06/15/14[a]	6,700	6,926,393
Marsh & McLennan Companies Inc.
5.75%, 09/15/15[a]	19,736	21,502,134
MetLife Inc.
5.00%, 06/15/15	12,940	13,869,950
6.75%, 06/01/16	11,468	13,107,886
Prudential Financial Inc.
6.20%, 01/15/15	50	53,435
Series B
5.10%, 09/20/14	13,125	13,702,861
Series C
4.75%, 06/13/15	3,000	3,190,676

Security	Principal (000s)	Value

Series D
3.88%, 01/14/15	$14,666	$15,250,494
4.75%, 09/17/15	18,500	19,865,765
Travelers Companies Inc. (The)
5.50%, 12/01/15	2,060	2,266,257
XL Group PLC
5.25%, 09/15/14	10,120	10,553,823

		279,384,604
INTERNET — 0.45%
Amazon.com Inc.
0.65%, 11/27/15	17,130	17,077,391
eBay Inc.
0.70%, 07/15/15[a]	7,410	7,413,727
1.63%, 10/15/15[a]	7,000	7,122,959
Google Inc.
2.13%, 05/19/16[a]	17,660	18,235,470

		49,849,547
LEISURE TIME — 0.10%
Carnival Corp.
1.20%, 02/05/16[a]	11,000	10,906,577

		10,906,577
LODGING — 0.05%
Starwood Hotels & Resorts Worldwide Inc.
7.38%, 11/15/15[a]	4,500	5,051,545

		5,051,545
MACHINERY — 0.14%
Caterpillar Inc.
0.95%, 06/26/15[a]	15,465	15,523,950

		15,523,950
MANUFACTURING — 0.46%
Eaton Corp.
0.95%, 11/02/15[b]	19,000	18,984,253
General Electric Co.
0.85%, 10/09/15	17,700	17,685,757
5.25%, 12/06/17	2,000	2,259,605
Ingersoll-Rand PLC
4.75%, 05/15/15	120	125,733
Pentair Finance SA
1.35%, 12/01/15	5,550	5,563,651
Textron Inc.
6.20%, 03/15/15	1,000	1,068,238

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Tyco Electronics Group SA
1.60%, 02/03/15	$5,225	$5,266,292

		50,953,529
MEDIA — 2.66%
Comcast Corp.
4.95%, 06/15/16[a]	5,000	5,482,611
5.85%, 11/15/15	1,000	1,108,108
5.90%, 03/15/16[a]	13,633	15,245,861
6.50%, 01/15/15	16,450	17,741,400
6.50%, 01/15/17[a]	2,000	2,305,879
COX Communications Inc.
5.45%, 12/15/14	16,136	17,044,731
5.50%, 10/01/15	1,150	1,246,746
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	20,300	20,865,275
3.50%, 03/01/16	15,674	16,260,993
3.55%, 03/15/15[a]	14,600	15,124,138
4.75%, 10/01/14[a]	10,750	11,184,557
Discovery Communications LLC
3.70%, 06/01/15	12,990	13,599,432
NBCUniversal Media LLC
2.88%, 04/01/16	28,453	29,692,874
3.65%, 04/30/15	12,350	12,943,427
News America Inc.
5.30%, 12/15/14	12,796	13,526,148
Thomson Reuters Corp.
0.88%, 05/23/16	3,700	3,662,132
5.70%, 10/01/14[a]	11,150	11,739,487
Time Warner Cable Inc.
3.50%, 02/01/15[a]	4,865	5,012,037
Time Warner Inc.
3.15%, 07/15/15	15,000	15,599,836
Viacom Inc.
1.25%, 02/27/15[a]	14,400	14,444,858
2.50%, 12/15/16[a]	2,000	2,040,771
4.25%, 09/15/15[a]	400	423,760
4.38%, 09/15/14[a]	7,450	7,710,090
6.25%, 04/30/16	7,241	8,083,720
Walt Disney Co. (The)
0.45%, 12/01/15	10,000	9,935,713
0.88%, 12/01/14	15,500	15,574,528
1.35%, 08/16/16	5,000	5,042,446

		292,641,558

Security	Principal (000s)	Value

METAL FABRICATE & HARDWARE — 0.08%
Precision Castparts Corp.
0.70%, 12/20/15	$8,890	$8,851,853

		8,851,853
MINING — 1.48%
Barrick Gold Corp.
2.90%, 05/30/16[a]	15,704	15,762,338
Barrick Gold Finance Co.
4.88%, 11/15/14	5,180	5,385,532
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	24,860	24,992,181
1.13%, 11/21/14[a]	27,010	27,202,642
1.63%, 02/24/17[a]	3,000	2,981,949
1.88%, 11/21/16	2,000	2,023,001
5.25%, 12/15/15[a]	3,000	3,288,580
7.25%, 03/01/16	300	344,107
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15[a]	12,040	12,041,940
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	10,300	10,439,822
2.50%, 05/20/16[a]	1,000	1,023,637
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15[a]	11,053	11,059,165
Rio Tinto Ltd.
1.38%, 06/17/16[a]	22,750	22,630,442
Vale Overseas Ltd.
6.25%, 01/11/16[a]	17,000	18,654,443
Xstrata Canada Corp.
5.38%, 06/01/15	5,000	5,271,899

		163,101,678
MULTI-NATIONAL — 8.76%
African Development Bank
0.88%, 03/15/18	10,000	9,679,355
Corporacion Andina de Fomento
3.75%, 01/15/16	2,200	2,317,667
Council of Europe Development Bank
1.50%, 01/15/15	21,500	21,814,586
European Bank for Reconstruction and Development
0.75%, 09/01/17	10,000	9,769,599
1.63%, 09/03/15	41,750	42,695,759

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Series G
2.75%, 04/20/15	$3,725	$3,866,353
5.00%, 05/19/14[a]	3,050	3,151,220
European Investment Bank
0.50%, 08/15/16	22,700	22,407,222
0.63%, 04/15/16	77,950	77,587,743
0.88%, 12/15/14	29,000	29,168,525
1.00%, 07/15/15	20,750	20,963,244
1.00%, 03/15/18	10,000	9,669,702
1.13%, 08/15/14	46,000	46,349,232
1.13%, 04/15/15	55,000	55,653,147
1.13%, 12/15/16	10,000	10,011,222
1.38%, 10/20/15	26,000	26,463,671
1.50%, 05/15/14	36,100	36,405,839
1.63%, 09/01/15	48,000	49,077,106
2.13%, 07/15/16	20,000	20,681,670
2.25%, 03/15/16	40,250	41,743,319
2.50%, 05/16/16	40,000	41,772,176
2.75%, 03/23/15	23,250	24,109,997
2.88%, 01/15/15	29,500	30,479,651
International Bank for Reconstruction and Development
0.50%, 04/15/16	61,100	60,791,915
0.88%, 04/17/17	10,000	9,925,636
1.00%, 09/15/16	20,600	20,695,133
1.13%, 08/25/14	29,350	29,601,333
2.13%, 03/15/16	1,500	1,554,797
2.38%, 05/26/15	74,000	76,559,897
5.00%, 04/01/16	485	538,034
International Finance Corp.
0.50%, 05/15/15	2,000	2,002,000
0.50%, 05/16/16	17,200	17,087,553
2.13%, 11/17/17	10,000	10,309,040
2.25%, 04/11/16	11,500	11,956,860
2.75%, 04/20/15	29,000	30,101,542
Nordic Investment Bank
0.50%, 04/14/16	27,750	27,594,148
1.00%, 03/07/17	15,000	14,951,032
2.25%, 03/15/16[a]	455	471,997
2.50%, 07/15/15	4,000	4,149,718
2.63%, 10/06/14	11,000	11,276,664

		965,405,304

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.36%
Pitney Bowes Inc.
4.75%, 01/15/16	$4,000	$4,226,057
4.88%, 08/15/14[a]	9,140	9,441,383
5.00%, 03/15/15	2,430	2,532,806
Xerox Corp.
4.25%, 02/15/15[a]	18,880	19,683,573
6.40%, 03/15/16	1,560	1,732,864
7.20%, 04/01/16[a]	2,000	2,258,488

		39,875,171
OIL & GAS — 3.53%
Apache Finance Canada Corp.
4.38%, 05/15/15	3,200	3,394,015
BP Capital Markets PLC
0.70%, 11/06/15	4,000	3,983,738
1.70%, 12/05/14[a]	6,000	6,083,644
1.85%, 05/05/17	5,000	4,998,518
3.13%, 10/01/15	32,350	33,839,951
3.20%, 03/11/16	10,500	11,024,596
3.88%, 03/10/15	30,750	32,209,802
Canadian Natural Resources Ltd.
1.45%, 11/14/14	9,800	9,859,763
4.90%, 12/01/14	1,140	1,197,439
Cenovus Energy Inc.
4.50%, 09/15/14	13,000	13,484,381
Chevron Corp.
0.89%, 06/24/16	7,130	7,116,411
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	4,750	4,709,586
ConocoPhillips
4.60%, 01/15/15	18,603	19,594,943
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	5,000	5,366,356
5.15%, 09/01/14	110	114,769
Ensco PLC
3.25%, 03/15/16[a]	16,058	16,723,662
EOG Resources Inc.
2.50%, 02/01/16[a]	4,000	4,132,421
2.95%, 06/01/15	4,000	4,153,494
Marathon Oil Corp.
0.90%, 11/01/15[a]	11,400	11,366,209
Marathon Petroleum Corp.
3.50%, 03/01/16[a]	4,700	4,934,809

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Noble Holding International Ltd.
3.05%, 03/01/16	$15,860	$16,319,846
Occidental Petroleum Corp.
2.50%, 02/01/16[a]	20,500	21,188,609
PC Financial Partnership
5.00%, 11/15/14	170	178,360
Phillips 66
1.95%, 03/05/15	11,000	11,158,227
Shell International Finance BV
0.63%, 12/04/15[a]	12,000	11,969,513
3.10%, 06/28/15	29,850	31,153,020
3.25%, 09/22/15[a]	4,000	4,204,822
Statoil ASA
2.90%, 10/15/14	10,200	10,457,479
Talisman Energy Inc.
5.13%, 05/15/15	150	158,940
Total Capital International SA
0.75%, 01/25/16[a]	4,035	4,010,397
1.00%, 08/12/16	6,000	5,986,501
Total Capital SA
2.30%, 03/15/16[a]	19,185	19,795,110
3.00%, 06/24/15	15,960	16,609,014
3.13%, 10/02/15[a]	17,000	17,802,055
Transocean Inc.
4.95%, 11/15/15	14,875	15,970,946
Valero Energy Corp.
4.50%, 02/01/15	3,055	3,201,091

		388,452,437
OIL & GAS SERVICES — 0.12%
Cameron International Corp.
1.60%, 04/30/15 (Call 01/30/15)	3,750	3,771,570
Halliburton Co.
1.00%, 08/01/16	10,000	9,949,177

		13,720,747
PACKAGING & CONTAINERS — 0.01%
Bemis Co. Inc.
5.65%, 08/01/14	1,040	1,085,589

		1,085,589
PHARMACEUTICALS — 3.51%
AbbVie Inc.
1.20%, 11/06/15	45,500	45,657,781

Security	Principal (000s)	Value

Allergan Inc.
5.75%, 04/01/16[a]	$5,000	$5,528,659
AmerisourceBergen Corp.
5.88%, 09/15/15	9,140	9,980,837
Cardinal Health Inc.
4.00%, 06/15/15[a]	7,890	8,295,754
Express Scripts Holding Co.
2.10%, 02/12/15	15,300	15,554,799
2.75%, 11/21/14	14,120	14,438,690
3.13%, 05/15/16[a]	24,001	24,993,451
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	15,000	14,884,197
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	18,500	18,534,487
Johnson & Johnson
2.15%, 05/15/16	15,039	15,516,672
McKesson Corp.
0.95%, 12/04/15[a]	5,915	5,916,488
1.40%, 03/15/18	2,000	1,926,687
3.25%, 03/01/16	3,500	3,666,666
Mead Johnson Nutrition Co.
3.50%, 11/01/14	50	51,335
Merck & Co. Inc.
0.70%, 05/18/16	20,000	19,835,606
2.25%, 01/15/16[a]	12,000	12,362,803
4.00%, 06/30/15[a]	18,180	19,273,097
4.75%, 03/01/15[a]	2,840	3,016,238
Mylan Inc.
1.80%, 06/24/16[b]	1,500	1,501,720
Novartis Capital Corp.
2.90%, 04/24/15[a]	24,670	25,603,275
Pfizer Inc.
0.90%, 01/15/17	10,000	9,914,937
5.35%, 03/15/15[a]	35,110	37,554,741
Sanofi
1.20%, 09/30/14	13,250	13,344,282
2.63%, 03/29/16	20,675	21,496,769
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	13,645	14,118,004
Wyeth LLC
5.50%, 02/15/16[a]	12,389	13,735,448

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Zoetis Inc.
1.15%, 02/01/16[b]	$9,550	$9,514,259

		386,217,682
PIPELINES — 1.30%
Buckeye Partners LP
5.30%, 10/15/14	80	83,471
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	1,500	1,689,686
DCP Midstream Operating LP
3.25%, 10/01/15	1,395	1,422,116
El Paso Natural Gas Co.
5.95%, 04/15/17	1,000	1,124,122
El Paso Pipeline Partners Operating Co. LLC
4.10%, 11/15/15	3,500	3,717,180
Enbridge Inc.
4.90%, 03/01/15	1,630	1,724,696
Energy Transfer Partners LP
5.95%, 02/01/15[a]	4,120	4,394,723
Enterprise Products Operating LLC
1.25%, 08/13/15	6,948	6,982,983
3.20%, 02/01/16	12,000	12,538,363
3.70%, 06/01/15	4,000	4,180,533
Series A
1.00%, 08/01/66 (Call 08/01/16)[c]	3,500	3,867,500
Series G
5.60%, 10/15/14	10,000	10,524,824
Series I
5.00%, 03/01/15	1,500	1,589,372
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	10,415	10,949,235
5.63%, 02/15/15	3,365	3,594,969
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)[a]	10,930	11,326,717
Plains All American Pipeline LP
3.95%, 09/15/15[a]	9,475	10,049,862
Spectra Energy Capital LLC
5.67%, 08/15/14[a]	4,820	5,029,228

Security	Principal (000s)	Value

TransCanada PipeLines Ltd.
0.75%, 01/15/16	$18,625	$18,404,630
0.88%, 03/02/15	15,070	15,093,915
4.88%, 01/15/15	110	116,122
Williams Partners LP
3.80%, 02/15/15[a]	14,330	14,900,122

		143,304,369
REAL ESTATE — 0.01%
Regency Centers LP
5.25%, 08/01/15	1,000	1,066,875

		1,066,875
REAL ESTATE INVESTMENT TRUSTS — 1.04%
American Tower Corp.
4.63%, 04/01/15	130	135,171
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	120	125,725
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	5,000	5,220,549
Boston Properties LP
5.63%, 04/15/15	10,540	11,315,489
Digital Realty Trust LP
4.50%, 07/15/15 (Call 04/15/15)[a]	12,060	12,673,853
Duke Realty LP
7.38%, 02/15/15	50	54,146
ERP Operating LP
5.13%, 03/15/16	5,000	5,442,286
5.25%, 09/15/14	4,170	4,357,642
5.38%, 08/01/16	3,000	3,320,725
6.58%, 04/13/15	6,500	7,065,286
HCP Inc.
3.75%, 02/01/16	6,200	6,543,804
Health Care REIT Inc.
3.63%, 03/15/16	100	103,983
4.70%, 09/15/17	2,000	2,171,697
5.88%, 05/15/15	6,110	6,564,920
6.20%, 06/01/16	1,658	1,852,456
Hospitality Properties Trust
5.13%, 02/15/15 (Call 08/15/14)[a]	150	154,430

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Kilroy Realty Corp.
5.00%, 11/03/15	$2,000	$2,138,410
Liberty Property LP
5.13%, 03/02/15	440	464,366
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)	2,310	2,361,386
Simon Property Group LP
4.20%, 02/01/15 (Call 11/01/14)	10,730	11,154,311
5.10%, 06/15/15	13,000	13,957,265
5.75%, 12/01/15 (Call 09/02/15)	5,000	5,467,819
Tanger Properties L.P.
6.15%, 11/15/15	1,250	1,388,937
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	6,000	6,229,646
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	3,600	3,738,078

		114,002,380
RETAIL — 1.66%
AutoZone Inc.
5.50%, 11/15/15[a]	3,500	3,827,464
5.75%, 01/15/15	9,275	9,881,907
Costco Wholesale Corp.
0.65%, 12/07/15	14,565	14,552,362
CVS Caremark Corp.
3.25%, 05/18/15[a]	1,800	1,865,865
4.88%, 09/15/14[a]	12,220	12,755,157
5.75%, 06/01/17	2,000	2,277,047
Home Depot Inc. (The)
5.40%, 03/01/16[a]	39,237	43,429,700
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	3,000	2,981,222
5.00%, 10/15/15[a]	1,000	1,087,342
Macy’s Retail Holdings Inc.
7.88%, 07/15/15[a]	5,500	6,173,318
McDonald’s Corp.
0.75%, 05/29/15	4,950	4,959,545

Security	Principal (000s)	Value

Wal-Mart Stores Inc.
0.60%, 04/11/16[a]	$10,000	$9,907,958
1.50%, 10/25/15	12,750	12,942,956
2.25%, 07/08/15[a]	8,150	8,391,478
2.80%, 04/15/16	17,000	17,786,430
2.88%, 04/01/15	7,000	7,246,207
4.50%, 07/01/15	10,390	11,110,127
Walgreen Co.
1.00%, 03/13/15[a]	11,850	11,861,045

		183,037,130
SAVINGS & LOANS — 0.10%
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	11,000	11,197,836

		11,197,836
SEMICONDUCTORS — 0.23%
Broadcom Corp.
2.38%, 11/01/15	200	205,928
Texas Instruments Inc.
0.45%, 08/03/15	12,000	11,945,416
1.00%, 05/01/18[a]	3,650	3,471,745
2.38%, 05/16/16[a]	9,052	9,369,467

		24,992,556
SOFTWARE — 0.57%
Adobe Systems Inc.
3.25%, 02/01/15	3,220	3,324,481
CA Inc.
6.13%, 12/01/14[a]	270	286,482
Fiserv Inc.
3.13%, 06/15/16	200	208,241
Microsoft Corp.
1.63%, 09/25/15[a]	22,140	22,610,630
2.50%, 02/08/16[a]	8,056	8,374,260
Oracle Corp.
5.25%, 01/15/16[a]	25,500	28,060,838

		62,864,932
TELECOMMUNICATIONS — 5.00%
Alltel Corp.
7.00%, 03/15/16	2,000	2,272,590
America Movil SAB de CV
3.63%, 03/30/15[a]	21,500	22,163,460
5.75%, 01/15/15[a]	670	710,043

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

AT&T Inc.
0.80%, 12/01/15[a]	$12,000	$11,949,737
0.88%, 02/13/15[a]	8,495	8,505,557
0.90%, 02/12/16	17,000	16,874,206
2.40%, 08/15/16	6,000	6,171,742
2.50%, 08/15/15[a]	34,239	35,272,447
2.95%, 05/15/16	32,000	33,366,055
5.10%, 09/15/14	46,480	48,638,555
5.63%, 06/15/16	5,000	5,555,680
British Telecommunications PLC
1.63%, 06/28/16	7,000	7,032,245
2.00%, 06/22/15	15,000	15,244,051
CenturyLink Inc. Series M
5.00%, 02/15/15	660	689,700
Cisco Systems Inc.
2.90%, 11/17/14	3,500	3,601,776
5.50%, 02/22/16	40,200	44,655,541
Deutsche Telekom International Finance BV
5.75%, 03/23/16	19,750	21,804,909
Embarq Corp.
7.08%, 06/01/16	2,000	2,230,229
Juniper Networks Inc.
3.10%, 03/15/16	4,600	4,729,502
Orange
2.13%, 09/16/15	8,597	8,732,693
Qwest Corp.
7.50%, 10/01/14	12,000	12,799,120
8.38%, 05/01/16	2,000	2,291,268
Rogers Communications Inc.
6.75%, 03/15/15	2,000	2,172,317
7.50%, 03/15/15	5,300	5,812,839
Telecom Italia Capital SA
4.95%, 09/30/14[a]	18,990	19,488,487
5.25%, 10/01/15[a]	13,045	13,510,677
Telefonica Emisiones SAU
3.73%, 04/27/15	9,525	9,727,833
3.99%, 02/16/16[a]	16,700	17,226,719
4.95%, 01/15/15[a]	22,877	23,687,951
6.42%, 06/20/16[a]	13,049	14,292,164
Telefonos de Mexico SAB de CV
5.50%, 01/27/15[a]	230	242,287

Security	Principal (000s)	Value

Verizon Communications Inc.
0.70%, 11/02/15[a]	$9,500	$9,461,574
1.25%, 11/03/14[a]	14,500	14,560,933
3.00%, 04/01/16[a]	19,500	20,360,781
5.55%, 02/15/16[a]	20,468	22,559,439
Vodafone Group PLC
0.90%, 02/19/16	25,000	24,675,337
3.38%, 11/24/15[a]	3,817	4,004,440
5.00%, 09/15/15	10,128	10,924,613
5.38%, 01/30/15	2,280	2,420,055
5.75%, 03/15/16	18,000	19,942,542

		550,362,094
TEXTILES — 0.17%
Mohawk Industries Inc.
6.38%, 01/15/16	17,000	18,801,999

		18,801,999
TRANSPORTATION — 0.29%
Burlington Northern Santa Fe Corp.
4.88%, 01/15/15	90	94,945
5.75%, 03/15/18	2,930	3,355,922
CSX Corp.
6.25%, 04/01/15	11,200	12,123,378
Norfolk Southern Corp.
5.26%, 09/17/14	3,500	3,662,342
5.75%, 01/15/16	5,000	5,529,463
Ryder System Inc.
3.15%, 03/02/15	160	163,455
3.60%, 03/01/16	4,685	4,831,257
Union Pacific Corp.
4.88%, 01/15/15	2,390	2,524,705

		32,285,467
TRUCKING & LEASING — 0.09%
GATX Corp.
3.50%, 07/15/16	10,000	10,301,177

		10,301,177

TOTAL CORPORATE BONDS & NOTES (Cost: $9,588,228,379)		9,604,013,130

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[f] — 7.82%

AUSTRIA — 0.24%
Oesterreichische Kontrollbank AG
2.00%, 06/03/16[a]	$25,380	$26,119,152

		26,119,152
BRAZIL — 0.34%
Petrobras International Finance Co.
2.88%, 02/06/15[a]	12,700	12,884,904
3.88%, 01/27/16	17,400	17,845,052
7.75%, 09/15/14[a]	6,000	6,369,001

		37,098,957
CANADA — 3.25%
British Columbia (Province of)
2.10%, 05/18/16	12,210	12,631,787
2.85%, 06/15/15[a]	19,500	20,323,300
Export Development Canada
0.50%, 09/15/15[a]	26,250	26,268,596
1.25%, 10/27/15	10,000	10,157,102
2.25%, 05/28/15	4,750	4,902,022
Hydro-Quebec
2.00%, 06/30/16	11,500	11,807,458
Manitoba (Province of)
2.63%, 07/15/15	10,250	10,648,613
Nova Scotia (Province of)
2.38%, 07/21/15	8,700	8,993,301
Ontario (Province of)
0.95%, 05/26/15	38,250	38,509,060
1.00%, 07/22/16	17,750	17,709,704
1.10%, 10/25/17	10,500	10,280,090
1.20%, 02/14/18[a]	10,465	10,190,568
1.88%, 09/15/15[a]	19,500	19,975,498
2.30%, 05/10/16	50,500	52,258,779
2.70%, 06/16/15	35,500	36,835,982
2.95%, 02/05/15	36,000	37,279,217
4.50%, 02/03/15[a]	420	443,768
Quebec (Province of)
4.60%, 05/26/15[a]	10,890	11,650,996
5.13%, 11/14/16[a]	15,000	16,840,311

		357,706,152

Security	Principal (000s)	Value

GERMANY — 0.22%
FMS Wertmanagement AoeR
0.63%, 04/18/16	$24,430	$24,316,107

		24,316,107
JAPAN — 0.28%
Japan Finance Corp.
1.88%, 09/24/15[a]	5,900	6,048,067
2.50%, 01/21/16	200	207,882
2.50%, 05/18/16[a]	11,500	11,983,022
2.88%, 02/02/15	11,160	11,525,462
Japan Finance Organization for Municipalities
4.63%, 04/21/15[a]	500	532,802

		30,297,235
MEXICO — 0.20%
Petroleos Mexicanos
4.88%, 03/15/15[a]	21,310	22,268,948

		22,268,948
NETHERLANDS — 0.22%
Petrobras Global Finance BV
2.00%, 05/20/16[a]	24,977	24,548,346

		24,548,346
SOUTH KOREA — 0.54%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	7,417	7,391,347
3.75%, 10/20/16	2,600	2,750,730
4.13%, 09/09/15	24,334	25,657,230
5.13%, 03/16/15	180	189,814
5.88%, 01/14/15	9,490	10,065,384
Korea Development Bank (The)
1.00%, 01/22/16[a]	7,960	7,822,828
1.50%, 01/22/18	2,000	1,896,898
4.38%, 08/10/15	4,000	4,228,034

		60,002,265
SUPRANATIONAL — 1.90%
Asian Development Bank
0.50%, 08/17/15	21,000	21,027,550
0.50%, 06/20/16	38,000	37,727,377
1.13%, 03/15/17	10,000	10,017,195
2.50%, 03/15/16	13,500	14,107,719
2.63%, 02/09/15	45,000	46,441,939
5.50%, 06/27/16	16,600	18,776,587

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Inter-American Development Bank
0.50%, 08/17/15	$23,500	$23,527,408
2.25%, 07/15/15	25,700	26,552,857
4.25%, 09/14/15[a]	10,000	10,754,097

		208,932,729
SWEDEN — 0.64%
Svensk Exportkredit AB
0.63%, 09/04/15	7,000	7,002,796
0.63%, 05/31/16	28,166	27,907,346
1.13%, 04/05/18	3,000	2,909,713
2.13%, 07/13/16	8,000	8,252,087
3.25%, 09/16/14	23,500	24,199,351

		70,271,293

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $863,117,701)		861,561,184

FOREIGN GOVERNMENT OBLIGATIONS[f] — 2.48%

BRAZIL — 0.10%
Brazil (Federative Republic of)
7.88%, 03/07/15[a]	10,500	11,445,000

		11,445,000
CANADA — 0.32%
Canada (Government of)
2.38%, 09/10/14[a]	33,930	34,643,711

		34,643,711
COLOMBIA — 0.15%
Colombia (Republic of)
8.25%, 12/22/14[a]	15,000	16,350,000

		16,350,000
ITALY — 0.82%
Italy (Republic of)
3.13%, 01/26/15	35,670	36,617,624
4.50%, 01/21/15[a]	30,095	31,453,804
4.75%, 01/25/16	14,500	15,371,188
5.25%, 09/20/16[a]	4,750	5,122,258
5.38%, 06/12/17[a]	2,000	2,167,624

		90,732,498
MEXICO — 0.13%
United Mexican States
6.63%, 03/03/15[a]	12,940	13,975,201

		13,975,201

Security	Principal (000s)	Value

PANAMA — 0.15%
Panama (Republic of)
7.25%, 03/15/15[a]	$15,250	$16,584,375

		16,584,375
PHILIPPINES — 0.09%
Philippines (Republic of the)
9.38%, 01/18/17	8,000	9,740,000

		9,740,000
POLAND — 0.23%
Poland (Republic of)
3.88%, 07/16/15	24,500	25,724,998

		25,724,998
SOUTH KOREA — 0.24%
Korea (Republic of)
4.88%, 09/22/14[a]	25,310	26,342,909

		26,342,909
TURKEY — 0.25%
Turkey (Republic of)
6.75%, 04/03/18	3,000	3,285,000
7.25%, 03/15/15[a]	17,500	18,611,248
7.50%, 07/14/17[a]	5,000	5,575,000

		27,471,248

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $271,586,316)		273,009,940

MUNICIPAL DEBT OBLIGATIONS — 0.35%

CALIFORNIA — 0.18%
State of California GO
5.45%, 04/01/15	10,900	11,654,716
5.95%, 04/01/16	7,105	7,890,245

		19,544,961
FLORIDA — 0.03%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
1.30%, 07/01/16	2,875	2,843,260

		2,843,260
ILLINOIS — 0.14%
State of Illinois GO
4.07%, 01/01/14	2,500	2,523,700

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

4.42%, 01/01/15	$13,000	$13,438,230

		15,961,930

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $38,351,613)		38,350,151

SHORT-TERM INVESTMENTS — 5.13%

MONEY MARKET FUNDS — 5.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d],g,h	337,172	337,171,562
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[d],g,h	31,262	31,261,942
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d],g	196,342	196,341,578

		564,775,082

TOTAL SHORT-TERM INVESTMENTS (Cost: $564,775,082)		564,775,082

TOTAL INVESTMENTS IN SECURITIES — 102.96% (Cost: $11,326,059,091)		11,341,709,487
Other Assets, Less Liabilities — (2.96)%		(325,601,355)

NET ASSETS — 100.00%		$11,016,108,132

GO	— General Obligation
RB	— Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 88.16%

ADVERTISING — 0.22%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,461,391
4.00%, 03/15/22	595	565,900
Omnicom Group Inc.
3.63%, 05/01/22	2,492	2,414,819
4.45%, 08/15/20	1,065	1,116,786
5.90%, 04/15/16	1,373	1,531,215
6.25%, 07/15/19	1,800	2,080,852
WPP Finance 2010
3.63%, 09/07/22	1,900	1,770,944
WPP Finance UK
8.00%, 09/15/14	2,000	2,139,142

		13,081,049
AEROSPACE & DEFENSE — 0.86%
Boeing Co. (The)
3.50%, 02/15/15	240	250,112
4.88%, 02/15/20	1,247	1,402,607
6.00%, 03/15/19[a]	2,550	3,008,350
8.75%, 08/15/21	420	575,402
Embraer Overseas Ltd.
6.38%, 01/24/17	170	187,170
6.38%, 01/15/20[a]	1,750	1,920,712
Exelis Inc.
4.25%, 10/01/16	150	157,705
5.55%, 10/01/21	700	697,632
General Dynamics Corp.
1.00%, 11/15/17	500	481,810
2.25%, 07/15/16	1,650	1,700,759
2.25%, 11/15/22 (Call 08/15/22)	1,000	896,321
3.88%, 07/15/21 (Call 04/15/21)[a]	500	515,769
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	2,250	2,292,531
L-3 Communications Corp.
3.95%, 11/15/16	2,400	2,536,298
4.75%, 07/15/20	1,336	1,384,916
4.95%, 02/15/21 (Call 11/15/20)	1,188	1,242,803
5.20%, 10/15/19	1,210	1,294,603

Security	Principal (000s)	Value

Lockheed Martin Corp.
2.13%, 09/15/16	$2,150	$2,192,489
3.35%, 09/15/21	1,146	1,129,151
4.25%, 11/15/19	1,322	1,422,324
Northrop Grumman Corp.
1.75%, 06/01/18	1,975	1,912,982
3.50%, 03/15/21	1,500	1,509,708
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	2,988	2,714,447
4.40%, 02/15/20[a]	1,100	1,182,950
6.40%, 12/15/18	760	905,782
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	450	434,066
5.25%, 07/15/19	350	391,018
United Technologies Corp.
1.80%, 06/01/17	4,311	4,325,916
3.10%, 06/01/22	4,246	4,149,589
4.50%, 04/15/20	2,353	2,585,461
4.88%, 05/01/15	1,900	2,031,569
5.38%, 12/15/17	112	127,835
6.13%, 02/01/19	2,310	2,724,752
8.75%, 03/01/21	100	133,185

		50,418,724
AGRICULTURE — 0.80%
Altria Group Inc.
2.85%, 08/09/22	5,850	5,269,715
4.13%, 09/11/15	1,359	1,442,945
4.75%, 05/05/21	2,400	2,535,447
9.25%, 08/06/19	901	1,178,840
9.70%, 11/10/18	3,209	4,198,440
Archer-Daniels-Midland Co.
4.48%, 03/01/21	2,045	2,175,816
5.45%, 03/15/18	750	856,336
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,140	1,201,645
8.50%, 06/15/19[a]	940	1,146,569
Bunge NA Finance LP
5.90%, 04/01/17	150	166,534
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	385	401,573
6.88%, 05/01/20	2,327	2,634,673
8.13%, 06/23/19	847	1,015,602

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Philip Morris International Inc.
1.13%, 08/21/17	$2,000	$1,945,154
1.63%, 03/20/17[a]	3,500	3,488,085
2.50%, 05/16/16	2,740	2,841,485
2.90%, 11/15/21	205	196,971
4.13%, 05/17/21[a]	1,000	1,045,195
4.50%, 03/26/20	1,796	1,960,914
5.65%, 05/16/18	2,242	2,580,217
Reynolds American Inc.
1.05%, 10/30/15	2,400	2,398,017
3.25%, 11/01/22	3,100	2,832,935
6.75%, 06/15/17[a]	1,322	1,521,043
7.63%, 06/01/16	1,396	1,618,984
UST LLC
5.75%, 03/01/18[a]	500	569,805

		47,222,940
AIRLINES — 0.22%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[a]	343	364,803
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23	1,097	1,184,282
Continental Airlines Inc. 2009-1 Pass Through Trust
9.00%, 01/08/18	201	229,303
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[a]	357	374,680
Delta Air Lines Inc. 2010-1A Pass Through Trust Class A
6.20%, 01/02/20[a]	1,517	1,645,594
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21[a]	1,446	1,522,376
Northwest Airlines Inc. 2007-1A Pass Through Trust Series 07-1
7.03%, 05/01/21[a]	24	26,064
Southwest Airlines Co.
5.13%, 03/01/17[a]	200	215,719
5.25%, 10/01/14	70	72,973
5.75%, 12/15/16	2,000	2,226,848

Security	Principal (000s)	Value

Southwest Airlines Co. 2007-1 Pass Through Trust Series 07-1
6.15%, 02/01/24	$1,539	$1,754,846
United Airlines Inc. 2009-1 Pass Through Trust
10.40%, 05/01/18	1,644	1,861,269
United Airlines Inc. 2009-2A Pass Through Trust
9.75%, 07/15/18[a]	1,318	1,502,234

		12,980,991
APPAREL — 0.06%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	2,000	1,819,286
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	880	876,942
5.95%, 11/01/17	725	821,700

		3,517,928
AUTO MANUFACTURERS — 0.03%
Ford Motor Co.
6.50%, 08/01/18[a]	1,500	1,686,876

		1,686,876
AUTO PARTS & EQUIPMENT — 0.11%
BorgWarner Inc.
4.63%, 09/15/20	600	617,167
Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,029,681
3.75%, 12/01/21 (Call 09/01/21)	1,900	1,879,737
4.25%, 03/01/21	1,250	1,282,158
5.00%, 03/30/20	150	161,913
5.50%, 01/15/16[a]	1,440	1,575,213

		6,545,869
BANKS — 21.40%
Abbey National Treasury Services PLC
4.00%, 04/27/16	1,257	1,321,420
AgriBank FCB
Series AI
9.13%, 07/15/19	1,000	1,241,855

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

American Express Bank FSB
6.00%, 09/13/17	$810	$928,031
American Express Centurion Bank
0.88%, 11/13/15	5,000	4,993,081
6.00%, 09/13/17	1,250	1,432,146
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	700	746,610
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	1,000	992,600
1.88%, 10/06/17	1,000	987,166
Banco do Brasil SA
3.88%, 01/23/17[a]	2,000	2,042,500
3.88%, 10/10/22[a]	4,000	3,370,400
Bancolombia SA
4.25%, 01/12/16[a]	500	517,550
5.95%, 06/03/21[a]	2,000	2,035,000
Bank of America Corp.
1.50%, 10/09/15	1,500	1,503,450
2.00%, 01/11/18	10,500	10,184,991
3.30%, 01/11/23	16,000	14,774,978
3.63%, 03/17/16	1,930	2,021,742
3.70%, 09/01/15	1,670	1,742,507
3.88%, 03/22/17	3,161	3,329,677
4.50%, 04/01/15	5,600	5,871,875
5.00%, 05/13/21	2,890	3,069,543
5.25%, 12/01/15	450	479,047
5.42%, 03/15/17	2,250	2,431,174
5.49%, 03/15/19	1,700	1,837,490
5.63%, 10/14/16	1,090	1,206,874
5.63%, 07/01/20	3,280	3,626,332
5.65%, 05/01/18	5,445	6,060,195
5.70%, 01/24/22	3,840	4,249,092
5.75%, 08/15/16[a]	1,080	1,180,752
5.75%, 12/01/17	4,150	4,650,547
5.88%, 01/05/21	2,195	2,461,704
6.50%, 08/01/16	6,950	7,830,034
7.63%, 06/01/19	4,450	5,384,265
7.75%, 08/15/15[a]	1,380	1,534,559
7.80%, 09/15/16	350	401,652
Series 1
3.75%, 07/12/16	6,550	6,894,019

Security	Principal (000s)	Value

Bank of America N.A.
5.30%, 03/15/17	$5,500	$6,007,858
6.10%, 06/15/17	3,850	4,295,577
Bank of Montreal
0.80%, 11/06/15	4,500	4,486,561
1.45%, 04/09/18 (Call 03/09/18)	5,500	5,319,266
2.50%, 01/11/17	1,945	1,982,540
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	3,500	3,486,005
1.20%, 02/20/15 (Call 01/20/15)	125	125,967
1.97%, 06/20/17[b]	500	501,179
2.10%, 08/01/18	2,000	1,985,716
2.30%, 07/28/16	2,560	2,632,245
2.95%, 06/18/15[a]	1,000	1,038,489
3.10%, 01/15/15[a]	500	516,088
3.55%, 09/23/21 (Call 08/23/21)	3,855	3,894,628
4.15%, 02/01/21	1,250	1,310,823
4.60%, 01/15/20	925	998,987
4.75%, 12/15/14	100	105,268
5.45%, 04/01/16	170	186,915
5.45%, 05/15/19	1,500	1,703,615
5.50%, 12/01/17	90	100,803
Series G
4.95%, 03/15/15	140	148,449
Bank of Nova Scotia
0.75%, 10/09/15	2,000	1,990,078
0.95%, 03/15/16	1,000	992,333
1.38%, 07/15/16	5,000	5,002,406
1.45%, 04/25/18	1,500	1,450,254
1.85%, 01/12/15	2,600	2,637,355
2.55%, 01/12/17	1,929	1,969,389
2.90%, 03/29/16	1,964	2,043,004
3.40%, 01/22/15	3,310	3,429,383
4.38%, 01/13/21	3,234	3,470,148
Bank One Corp.
4.90%, 04/30/15	120	127,212
Barclays Bank PLC
2.75%, 02/23/15	1,000	1,024,289
3.90%, 04/07/15	1,080	1,128,022

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.00%, 09/22/16	$2,863	$3,147,178
5.13%, 01/08/20	5,495	6,048,147
5.14%, 10/14/20	1,876	1,936,608
5.20%, 07/10/14	4,970	5,155,147
6.75%, 05/22/19	2,594	3,071,465
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	5,000	4,833,753
1.60%, 08/15/17 (Call 07/14/17)	1,464	1,433,394
2.05%, 04/28/14 (Call 03/28/14)	520	524,581
2.15%, 03/22/17 (Call 02/22/17)	3,315	3,331,162
3.20%, 03/15/16 (Call 02/16/16)	745	778,998
3.95%, 03/22/22 (Call 02/22/22)	425	422,801
4.90%, 06/30/17[a]	200	215,494
5.20%, 12/23/15	1,989	2,158,420
5.25%, 11/01/19[a]	1,100	1,202,436
5.70%, 04/30/14	1,200	1,240,661
BNP Paribas SA
2.38%, 09/14/17	5,500	5,483,353
2.70%, 08/20/18	5,000	4,985,188
3.25%, 03/11/15	3,870	3,984,459
3.25%, 03/03/23	2,250	2,058,686
3.60%, 02/23/16	1,564	1,643,288
5.00%, 01/15/21	3,680	3,912,354
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	1,850	1,848,528
2.35%, 12/11/15	2,147	2,212,659
Capital One Financial Corp.
1.00%, 11/06/15	4,400	4,354,025
2.13%, 07/15/14	2,280	2,306,282
2.15%, 03/23/15	500	507,412
3.15%, 07/15/16	1,638	1,702,986
4.75%, 07/15/21	1,750	1,837,598
5.50%, 06/01/15	240	256,132
6.15%, 09/01/16	1,953	2,168,101
6.75%, 09/15/17	2,583	3,001,763

Security	Principal (000s)	Value

China Development Bank Corp.
4.75%, 10/08/14	$190	$197,389
5.00%, 10/15/15	1,500	1,609,606
Citigroup Inc.
1.30%, 04/01/16	5,500	5,436,668
1.75%, 05/01/18	9,000	8,644,945
2.25%, 08/07/15	2,250	2,290,298
3.38%, 03/01/23[a]	1,000	938,030
3.50%, 05/15/23	2,000	1,792,587
3.95%, 06/15/16	4,932	5,211,490
4.05%, 07/30/22	5,000	4,835,478
4.45%, 01/10/17	1,862	1,996,610
4.50%, 01/14/22	3,185	3,308,267
4.59%, 12/15/15	550	588,198
4.70%, 05/29/15	220	232,508
4.75%, 05/19/15	4,570	4,837,635
5.00%, 09/15/14	4,790	4,975,383
5.13%, 05/05/14	700	719,926
5.30%, 01/07/16	2,200	2,381,234
5.38%, 08/09/20	1,738	1,920,075
5.50%, 10/15/14	2,000	2,100,425
5.50%, 02/15/17	2,380	2,589,879
5.85%, 08/02/16[a]	1,041	1,156,979
6.00%, 08/15/17	6,520	7,373,218
6.01%, 01/15/15	4,290	4,570,659
6.13%, 11/21/17	5,750	6,554,254
6.13%, 05/15/18	3,700	4,237,954
6.38%, 08/12/14	6,320	6,654,351
8.50%, 05/22/19	5,500	6,946,291
City National Corp.
5.25%, 09/15/20[a]	500	533,210
Comerica Bank
5.20%, 08/22/17	3,050	3,353,177
5.75%, 11/21/16	110	123,880
Series AI
5.70%, 06/01/14	100	103,488
Comerica Inc.
4.80%, 05/01/15	100	105,429
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	3,500	3,479,142
1.95%, 03/16/15	2,600	2,644,167

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Compass Bank
6.40%, 10/01/17[a]	$100	$107,767
Credit Suisse New York
3.50%, 03/23/15	2,500	2,600,981
4.38%, 08/05/20	2,620	2,784,455
5.30%, 08/13/19	3,658	4,059,812
5.40%, 01/14/20	2,240	2,414,452
6.00%, 02/15/18	2,792	3,119,822
Deutsche Bank AG London
3.25%, 01/11/16	2,598	2,705,655
3.45%, 03/30/15	4,520	4,690,402
3.88%, 08/18/14	2,590	2,666,603
4.30%, 05/24/28 (Call 05/24/23)[c]	5,000	4,480,205
6.00%, 09/01/17	2,920	3,330,135
Deutsche Bank Financial LLC
5.38%, 03/02/15	310	325,467
Discover Bank
7.00%, 04/15/20	1,000	1,169,679
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	300	293,233
3.63%, 01/25/16	1,565	1,644,694
4.50%, 06/01/18[a]	880	937,832
5.45%, 01/15/17	1,300	1,409,898
Fifth Third Bank
4.75%, 02/01/15	120	125,638
First Horizon National Corp.
5.38%, 12/15/15	1,400	1,508,795
First Tennessee Bank N.A.
5.65%, 04/01/16	170	183,278
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	17,500	17,120,549
3.30%, 05/03/15	4,500	4,641,634
3.63%, 02/07/16	4,593	4,796,377
3.63%, 01/22/23	10,000	9,407,377
3.70%, 08/01/15	3,000	3,124,873
5.00%, 10/01/14	4,022	4,199,858
5.13%, 01/15/15	6,150	6,465,480
5.25%, 07/27/21	4,000	4,279,403
5.35%, 01/15/16	2,733	2,956,750
5.38%, 03/15/20	4,130	4,502,976
5.50%, 11/15/14	460	484,516

Security	Principal (000s)	Value

5.63%, 01/15/17	$2,698	$2,927,579
5.75%, 10/01/16	4,420	4,891,089
5.75%, 01/24/22	6,650	7,273,402
5.95%, 01/18/18	5,920	6,617,711
6.00%, 06/15/20	4,250	4,763,616
6.15%, 04/01/18	6,206	7,007,593
6.25%, 09/01/17	2,680	3,027,143
7.50%, 02/15/19	4,230	5,039,492
HSBC Bank (USA) N.A.
4.88%, 08/24/20	4,100	4,354,615
HSBC Holdings PLC
4.00%, 03/30/22	4,011	4,039,388
5.10%, 04/05/21	5,958	6,484,354
HSBC USA Inc.
1.63%, 01/16/18	1,500	1,451,730
2.38%, 02/13/15	9,505	9,708,077
Intesa Sanpaolo SpA
3.13%, 01/15/16	2,500	2,486,778
3.88%, 01/16/18	2,500	2,426,483
J.P. Morgan Chase & Co.
1.63%, 05/15/18	6,000	5,741,336
1.80%, 01/25/18	5,500	5,339,558
1.88%, 03/20/15	5,650	5,722,592
2.00%, 08/15/17	5,350	5,308,830
2.05%, 01/24/14[a]	640	644,334
2.60%, 01/15/16	2,400	2,466,509
3.15%, 07/05/16	5,250	5,474,176
3.20%, 01/25/23[a]	11,500	10,654,977
3.25%, 09/23/22	2,000	1,872,120
3.38%, 05/01/23	5,450	4,932,773
3.45%, 03/01/16	6,906	7,233,882
3.70%, 01/20/15	5,420	5,617,957
4.25%, 10/15/20	4,910	5,108,207
4.35%, 08/15/21	5,950	6,172,031
4.40%, 07/22/20	7,550	7,938,197
4.50%, 01/24/22	4,400	4,586,777
4.63%, 05/10/21	3,000	3,173,474
4.75%, 03/01/15	490	516,621
4.88%, 03/15/14	150	153,308
4.95%, 03/25/20	2,000	2,174,670
5.13%, 09/15/14	2,440	2,546,649
5.15%, 10/01/15	4,340	4,669,374
5.25%, 05/01/15	1,070	1,134,163

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.00%, 01/15/18	$5,680	$6,459,447
6.13%, 06/27/17	1,960	2,201,838
6.30%, 04/23/19	6,250	7,259,055
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	6,471	7,290,118
KeyBank N.A.
1.65%, 02/01/18	6,000	5,823,728
4.95%, 09/15/15	230	246,409
5.45%, 03/03/16	2,026	2,205,970
5.80%, 07/01/14	180	187,425
KeyCorp
3.75%, 08/13/15	1,315	1,379,729
5.10%, 03/24/21	549	600,741
KfW
0.50%, 09/30/15	5,000	4,999,502
0.50%, 04/19/16[a]	19,000	18,879,242
0.63%, 04/24/15	2,670	2,679,574
1.00%, 01/12/15	11,570	11,660,251
1.00%, 06/11/18[a]	6,000	5,799,802
1.25%, 10/26/15	4,000	4,061,042
1.25%, 10/05/16	10,300	10,392,028
1.25%, 02/15/17	9,800	9,837,890
2.00%, 06/01/16[a]	14,050	14,503,780
2.13%, 01/17/23	17,050	15,799,555
2.38%, 08/25/21	6,750	6,563,783
2.63%, 03/03/15	5,500	5,684,337
2.63%, 02/16/16	4,500	4,706,151
2.63%, 01/25/22	4,750	4,677,651
2.75%, 10/21/14	2,400	2,465,908
2.75%, 09/08/20	1,850	1,876,239
4.00%, 01/27/20[a]	5,000	5,483,065
4.13%, 10/15/14	400	416,594
4.38%, 07/21/15	680	729,517
4.50%, 07/16/18[a]	5,447	6,130,988
4.88%, 01/17/17[a]	7,450	8,380,824
4.88%, 06/17/19	4,640	5,331,592
5.13%, 03/14/16	1,050	1,164,541
Series G
4.38%, 03/15/18[a]	5,600	6,265,139
Korea Finance Corp.
4.63%, 11/16/21	3,000	3,144,532
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	6,500	6,299,683

Security	Principal (000s)	Value

1.88%, 09/17/18	$2,500	$2,500,332
2.13%, 07/15/16	4,000	4,137,484
2.50%, 02/15/16	2,000	2,083,366
3.13%, 07/15/15	3,050	3,198,709
5.13%, 02/01/17	500	566,272
Series 29
1.38%, 10/23/19[a]	3,250	3,089,318
Series G
5.00%, 11/08/16	3,680	4,134,817
Series G13
4.88%, 11/16/15	650	710,449
Lloyds TSB Bank PLC
4.20%, 03/28/17[a]	1,990	2,108,190
4.88%, 01/21/16	1,741	1,873,759
6.38%, 01/21/21	1,417	1,639,032
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	1,000	967,748
5.63%, 12/01/21 (Call 12/01/16)[c]	1,000	1,027,384
6.63%, 12/04/17	1,000	1,163,221
Mellon Funding Corp.
5.00%, 12/01/14	120	126,505
5.50%, 11/15/18	1,160	1,307,441
Morgan Stanley
1.75%, 02/25/16	6,000	5,977,146
2.13%, 04/25/18	1,500	1,439,987
2.88%, 07/28/14[a]	3,365	3,417,450
3.75%, 02/25/23	14,500	13,665,983
3.80%, 04/29/16	5,900	6,164,744
4.10%, 01/26/15	4,655	4,819,783
4.20%, 11/20/14	2,500	2,583,108
4.75%, 04/01/14[a]	4,953	5,054,759
4.75%, 03/22/17	1,500	1,606,055
4.88%, 11/01/22	2,500	2,485,826
5.38%, 10/15/15	1,915	2,059,436
5.45%, 01/09/17	2,015	2,198,045
5.50%, 01/26/20	4,950	5,408,862
5.50%, 07/24/20	7,200	7,844,263
5.50%, 07/28/21	5,920	6,411,639
5.63%, 09/23/19	1,333	1,463,254
5.75%, 10/18/16	2,325	2,576,452

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.75%, 01/25/21	$5,330	$5,867,727
5.95%, 12/28/17	2,450	2,735,295
6.00%, 05/13/14	5,170	5,333,320
6.00%, 04/28/15	3,240	3,470,168
6.25%, 08/28/17	214	240,803
6.63%, 04/01/18	3,103	3,552,041
7.30%, 05/13/19	5,380	6,350,333
Series F
5.55%, 04/27/17	2,500	2,745,963
National Australia Bank Ltd. New York
1.60%, 08/07/15	2,000	2,025,281
2.00%, 03/09/15	4,750	4,833,266
3.00%, 01/20/23	2,500	2,296,326
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,000	2,904,183
1.50%, 06/26/15	1,750	1,769,262
National City Bank of Indiana
4.25%, 07/01/18[a]	220	231,229
National City Corp.
4.90%, 01/15/15	1,392	1,464,050
6.88%, 05/15/19	470	552,584
Northern Trust Corp.
3.38%, 08/23/21	2,075	2,063,959
3.45%, 11/04/20	850	863,403
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	220	233,412
5.00%, 04/25/17	2,300	2,605,180
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[d]	3,000	2,743,369
3.80%, 07/25/23 (Call 06/25/23)[d]	500	484,753
4.88%, 09/21/17[d]	340	372,273
5.25%, 01/15/17[a,d]	290	319,044
6.00%, 12/07/17[d]	1,000	1,144,948
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,d]	5,400	4,946,811
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[d]	2,093	2,168,228

Security	Principal (000s)	Value

3.30%, 03/08/22 (Call 02/06/22)[d]	$1,862	$1,794,536
3.63%, 02/08/15[d]	335	348,051
4.25%, 09/21/15[d]	2,250	2,389,452
4.38%, 08/11/20[d]	1,992	2,110,977
5.13%, 02/08/20[d]	1,591	1,757,921
5.25%, 11/15/15[d]	1,857	2,012,185
5.40%, 06/10/14[d]	1,700	1,762,740
5.63%, 02/01/17[a,d]	1,750	1,927,738
Rabobank Nederland
2.13%, 10/13/15	577	588,867
3.38%, 01/19/17	5,751	5,997,976
3.88%, 02/08/22	4,760	4,717,049
3.95%, 11/09/22	4,000	3,797,568
4.50%, 01/11/21	2,560	2,685,463
Regions Financial Corp.
7.75%, 11/10/14	1,000	1,072,500
Royal Bank of Canada
0.80%, 10/30/15	3,000	2,994,311
0.85%, 03/08/16	1,000	989,919
1.15%, 03/13/15	470	473,302
1.45%, 10/30/14	2,250	2,267,201
1.50%, 01/16/18	6,000	5,824,678
2.30%, 07/20/16	140	144,122
2.63%, 12/15/15	4,892	5,084,010
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	1,800	1,834,715
3.95%, 09/21/15	979	1,028,210
4.38%, 03/16/16[a]	2,606	2,781,513
4.65%, 06/04/18[a]	1,050	1,040,918
4.88%, 03/16/15	720	760,993
5.63%, 08/24/20	3,720	4,025,720
6.13%, 01/11/21	3,020	3,354,019
6.40%, 10/21/19	2,233	2,482,989
Societe Generale
2.75%, 10/12/17[a]	1,000	1,011,497
Sovereign Bank
8.75%, 05/30/18[a]	250	296,647
State Street Corp.
2.88%, 03/07/16	1,041	1,085,214
3.10%, 05/15/23	2,500	2,310,525
4.38%, 03/07/21	1,210	1,287,521
4.96%, 03/15/18	500	545,551
5.25%, 10/15/18	1,000	1,120,985

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	$1,000	$1,003,919
1.50%, 01/18/18	5,500	5,263,328
3.20%, 07/18/22	2,750	2,596,343
SunTrust Bank
2.75%, 05/01/23 (Call 04/01/23)	500	453,978
5.00%, 09/01/15	62	65,832
7.25%, 03/15/18	700	828,482
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	2,200	2,288,840
3.60%, 04/15/16 (Call 03/15/16)	1,931	2,028,791
6.00%, 09/11/17	750	846,784
SVB Financial Group
5.38%, 09/15/20	150	163,004
Svenska Handelsbanken AB
2.88%, 04/04/17	1,564	1,605,481
3.13%, 07/12/16	2,010	2,100,758
Toronto-Dominion Bank (The)
1.40%, 04/30/18	4,500	4,340,419
2.38%, 10/19/16	2,242	2,311,715
2.50%, 07/14/16	3,025	3,126,225
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	4,100	4,062,857
2.20%, 11/15/16 (Call 10/14/16)	1,171	1,198,114
2.45%, 07/27/15	1,120	1,151,891
2.88%, 11/20/14[a]	650	668,028
2.95%, 07/15/22 (Call 06/15/22)	3,163	2,938,967
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,120,238
3.44%, 02/01/16	1,100	1,144,966
4.13%, 05/24/21 (Call 04/23/21)	1,451	1,516,109
UBS AG Stamford
3.88%, 01/15/15	2,260	2,354,998
4.88%, 08/04/20	4,140	4,500,072
5.75%, 04/25/18	4,315	4,936,226
5.88%, 12/20/17	3,775	4,315,715

Security	Principal (000s)	Value

7.00%, 10/15/15	$100	$109,702
7.38%, 06/15/17[a]	120	138,877
Series 10
5.88%, 07/15/16	2,318	2,549,852
UBS Preferred Funding Trust V
Series 1
6.24%, 05/29/49 (Call 05/15/16)[a,c]	2,000	2,110,000
Union Bank N.A.
2.13%, 06/16/17	7,500	7,424,458
3.00%, 06/06/16	2,000	2,077,709
5.95%, 05/11/16	410	452,743
US Bank N.A.
4.80%, 04/15/15[a]	1,812	1,913,796
4.95%, 10/30/14	1,260	1,324,396
6.30%, 02/04/14	660	676,084
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192	4,399,304
5.00%, 08/15/15	340	364,974
5.60%, 03/15/16	100	109,238
6.00%, 11/15/17	279	319,492
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	2,140	2,229,032
5.63%, 10/15/16	4,850	5,409,464
5.75%, 06/15/17	1,830	2,078,850
5.75%, 02/01/18	4,530	5,171,624
Wells Fargo & Co.
1.25%, 02/13/15	2,750	2,764,284
1.50%, 01/16/18	6,500	6,296,824
2.10%, 05/08/17[a]	1,950	1,970,467
2.63%, 12/15/16[a]	5,800	6,007,099
3.50%, 03/08/22	4,480	4,430,570
3.63%, 04/15/15	1,560	1,627,300
3.68%, 06/15/16[b]	2,420	2,569,633
3.75%, 10/01/14	5,120	5,287,167
4.60%, 04/01/21	7,120	7,636,625
4.63%, 04/15/14	140	143,445
5.00%, 11/15/14	1,000	1,049,179
5.13%, 09/15/16	1,000	1,097,653
5.63%, 12/11/17	4,807	5,464,089
Series M
3.45%, 02/13/23	3,545	3,288,980

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Wells Fargo Bank N.A.
4.75%, 02/09/15	$3,250	$3,407,456
5.75%, 05/16/16	3,580	3,976,417
Westpac Banking Corp.
1.60%, 01/12/18[a]	3,000	2,931,092
2.00%, 08/14/17	3,500	3,486,234
3.00%, 08/04/15	3,579	3,719,405
3.00%, 12/09/15	1,499	1,563,118
4.20%, 02/27/15	2,050	2,151,746
4.63%, 06/01/18	1,930	2,049,857
4.88%, 11/19/19	3,420	3,780,229
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	1,000	976,594

		1,258,742,181
BEVERAGES — 2.22%
Anheuser-Busch Companies LLC
5.00%, 01/15/15	100	105,807
5.00%, 03/01/19	220	247,448
5.05%, 10/15/16	270	300,370
5.50%, 01/15/18	6,830	7,793,826
5.60%, 03/01/17	250	282,047
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	2,200	2,135,297
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	8,000	8,009,108
1.38%, 07/15/17	500	493,486
1.50%, 07/14/14[a]	2,940	2,968,353
2.63%, 01/17/23	10,300	9,520,663
2.88%, 02/15/16	1,095	1,143,649
4.13%, 01/15/15	2,990	3,130,070
4.38%, 02/15/21	795	853,687
5.00%, 04/15/20	298	332,563
5.38%, 11/15/14	2,400	2,536,273
5.38%, 01/15/20	2,655	3,026,134
7.75%, 01/15/19	3,088	3,853,359
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	1,250	1,199,239
5.38%, 01/15/16	531	580,623

Security	Principal (000s)	Value

Bottling Group LLC
5.13%, 01/15/19	$733	$823,103
5.50%, 04/01/16[a]	1,324	1,462,745
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,239,003
Coca-Cola Co. (The)
0.75%, 03/13/15	3,210	3,215,448
1.15%, 04/01/18	500	484,597
1.50%, 11/15/15	140	142,327
1.65%, 03/14/18	1,536	1,522,417
1.80%, 09/01/16	5,514	5,629,615
2.50%, 04/01/23	4,000	3,722,619
3.15%, 11/15/20	2,204	2,239,280
3.30%, 09/01/21	1,085	1,096,293
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	200	202,846
2.13%, 09/15/15	3,850	3,934,160
3.25%, 08/19/21 (Call 05/19/21)	200	193,813
3.50%, 09/15/20	1,100	1,099,866
4.50%, 09/01/21 (Call 06/01/21)	8,484	8,925,303
Coca-Cola HBC Finance BV
5.50%, 09/17/15	180	194,675
Diageo Capital PLC
1.50%, 05/11/17	3,827	3,792,330
2.63%, 04/29/23 (Call 01/29/23)	2,500	2,282,950
4.83%, 07/15/20	2,000	2,225,219
5.50%, 09/30/16	310	348,610
5.75%, 10/23/17	53	60,629
Diageo Finance BV
3.25%, 01/15/15	450	465,713
5.30%, 10/28/15	1,613	1,761,123
Diageo Investment Corp.
2.88%, 05/11/22	896	850,954
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20[a]	2,400	2,254,787
2.60%, 01/15/19[a]	180	179,066
2.70%, 11/15/22 (Call 08/15/22)	1,000	915,063
2.90%, 01/15/16	1,220	1,262,317
3.20%, 11/15/21 (Call 08/15/21)	180	174,646

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Molson Coors Brewing Co.
2.00%, 05/01/17	$1,000	$999,845
3.50%, 05/01/22[a]	500	490,741
PepsiAmericas Inc.
4.88%, 01/15/15	100	105,707
5.00%, 05/15/17[a]	180	199,161
PepsiCo Inc.
0.70%, 08/13/15	2,888	2,883,057
0.80%, 08/25/14	100	100,384
1.25%, 08/13/17	2,100	2,051,890
2.50%, 05/10/16	2,615	2,705,619
2.75%, 03/05/22	1,896	1,778,514
2.75%, 03/01/23	7,000	6,443,930
3.00%, 08/25/21	1,465	1,419,153
3.10%, 01/15/15	2,800	2,892,044
4.50%, 01/15/20	1,396	1,508,029
5.00%, 06/01/18	1,815	2,033,897
7.90%, 11/01/18	2,495	3,150,440
Series FXD
2.25%, 01/07/19 (Call 12/07/18)	500	494,169

		130,470,099
BIOTECHNOLOGY — 0.75%
Amgen Inc.
1.88%, 11/15/14	1,740	1,764,735
2.13%, 05/15/17	2,234	2,243,571
2.30%, 06/15/16	1,850	1,901,637
2.50%, 11/15/16	1,396	1,439,174
3.88%, 11/15/21 (Call 08/15/21)	4,620	4,595,933
4.10%, 06/15/21 (Call 03/15/21)	3,038	3,106,877
4.50%, 03/15/20[a]	2,125	2,260,761
4.85%, 11/18/14	2,580	2,709,537
5.70%, 02/01/19	1,593	1,814,705
5.85%, 06/01/17	102	116,100
6.15%, 06/01/18	250	290,569
Biogen Idec Inc.
6.88%, 03/01/18	750	876,508
Celgene Corp.
1.90%, 08/15/17	1,700	1,686,890
2.45%, 10/15/15	200	205,270
3.25%, 08/15/22	1,500	1,410,401

Security	Principal (000s)	Value

3.95%, 10/15/20	$1,850	$1,886,593
Genentech Inc.
4.75%, 07/15/15	2,050	2,199,019
Genzyme Corp.
3.63%, 06/15/15	500	525,597
Gilead Sciences Inc.
2.40%, 12/01/14	2,650	2,702,997
3.05%, 12/01/16	1,445	1,520,110
4.40%, 12/01/21 (Call 09/01/21)	1,824	1,937,430
4.50%, 04/01/21 (Call 01/01/21)	2,374	2,538,800
Life Technologies Corp.
4.40%, 03/01/15	1,230	1,282,926
5.00%, 01/15/21 (Call 10/15/20)	650	683,694
6.00%, 03/01/20	1,971	2,200,433

		43,900,267
BUILDING MATERIALS — 0.12%
CRH America Inc.
4.13%, 01/15/16	600	630,988
6.00%, 09/30/16[a]	1,382	1,551,279
8.13%, 07/15/18[a]	1,500	1,813,119
Martin Marietta Materials Inc.
6.60%, 04/15/18[a]	250	271,629
Owens Corning Inc.
6.50%, 12/01/16[a]	1,240	1,379,156
9.00%, 06/15/19	1,140	1,372,710

		7,018,881
CHEMICALS — 1.75%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	300	275,729
3.50%, 06/01/23	2,600	2,443,204
Air Products and Chemicals Inc.
2.00%, 08/02/16	715	725,628
3.00%, 11/03/21[a]	1,500	1,426,302
4.38%, 08/21/19	250	268,608
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,750	1,596,343

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	$1,000	$1,021,652
5.10%, 02/01/15	110	116,105
Cabot Corp.
3.70%, 07/15/22	1,500	1,439,302
5.00%, 10/01/16	125	136,323
CF Industries Holdings Inc.
6.88%, 05/01/18	3,000	3,483,538
7.13%, 05/01/20	975	1,143,477
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	1,288	1,187,466
Dow Chemical Co. (The)
2.50%, 02/15/16	1,066	1,099,228
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,838,179
4.13%, 11/15/21 (Call 08/15/21)	3,484	3,546,261
4.25%, 11/15/20 (Call 08/15/20)	2,829	2,947,994
5.70%, 05/15/18	1,210	1,377,715
8.55%, 05/15/19	2,557	3,255,229
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16[a]	2,200	2,291,752
2.80%, 02/15/23	7,188	6,691,127
3.25%, 01/15/15	2,640	2,734,027
4.25%, 04/01/21	500	529,499
4.63%, 01/15/20	1,195	1,309,609
4.75%, 03/15/15[a]	395	419,200
5.75%, 03/15/19	300	345,708
5.88%, 01/15/14	578	588,926
6.00%, 07/15/18	2,611	3,059,823
Eastman Chemical Co.
2.40%, 06/01/17	2,200	2,211,443
3.60%, 08/15/22 (Call 05/15/22)	2,612	2,525,976
4.50%, 01/15/21 (Call 10/15/20)	350	366,487
Ecolab Inc.
1.45%, 12/08/17[a]	1,000	969,423
2.38%, 12/08/14[a]	370	376,925
3.00%, 12/08/16	3,111	3,253,439
4.35%, 12/08/21	1,862	1,945,864

Security	Principal (000s)	Value

FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	$700	$697,019
Lubrizol Corp.
5.50%, 10/01/14	140	147,414
8.88%, 02/01/19	1,326	1,727,106
LYB International Finance BV
4.00%, 07/15/23	3,000	2,956,146
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	5,000	5,439,969
Monsanto Co.
2.75%, 04/15/16	900	938,090
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	660	635,898
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	1,100	1,130,617
3.75%, 09/30/15	140	147,199
4.88%, 03/30/20	105	113,534
5.25%, 05/15/14	1,850	1,909,048
6.50%, 05/15/19	355	414,540
PPG Industries Inc.
1.90%, 01/15/16	225	227,468
3.60%, 11/15/20	2,200	2,226,174
6.65%, 03/15/18	884	1,035,339
Praxair Inc.
1.25%, 11/07/18	2,500	2,377,826
2.45%, 02/15/22 (Call 11/15/21)	2,238	2,074,777
2.70%, 02/21/23 (Call 11/21/22)[a]	3,000	2,805,182
3.25%, 09/15/15	1,950	2,046,886
4.05%, 03/15/21	800	836,930
5.20%, 03/15/17	450	501,339
5.25%, 11/15/14	1,306	1,379,013
5.38%, 11/01/16	270	303,951
Rohm and Haas Co.
6.00%, 09/15/17	1,057	1,204,637
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,200	1,109,102
6.13%, 10/15/19	855	969,414

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Sherwin-Williams Co. (The)
1.35%, 12/15/17	$3,900	$3,764,358
3.13%, 12/15/14	620	638,940
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	1,650	1,647,158
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,800	1,818,305
7.25%, 06/15/19	150	178,333
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	378,047

		102,727,270
COMMERCIAL SERVICES — 0.39%
ADT Corp. (The)
2.25%, 07/15/17	694	647,166
3.50%, 07/15/22	510	424,744
Block Financial LLC
5.13%, 10/30/14[a]	1,090	1,136,325
Catholic Health Initiatives
1.60%, 11/01/17	4,000	3,891,788
Cornell University
5.45%, 02/01/19	750	863,300
Emory University
5.63%, 09/01/19	1,000	1,163,785
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,300	1,205,806
4.45%, 12/01/14	100	104,224
Moody’s Corp.
5.50%, 09/01/20[a]	800	852,437
Princeton University Series A
4.95%, 03/01/19	2,290	2,594,994
SAIC Inc.
4.45%, 12/01/20 (Call 09/01/20)	900	905,271
Stanford University
4.75%, 05/01/19	318	358,188
Trustees of Dartmouth College
4.75%, 06/01/19	500	561,195

Security	Principal (000s)	Value

Vanderbilt University
5.25%, 04/01/19	$750	$850,398
Verisk Analytics Inc.
4.13%, 09/12/22	800	774,937
Western Union Co. (The)
2.38%, 12/10/15	3,000	3,032,304
3.65%, 08/22/18[a]	1,250	1,266,810
5.93%, 10/01/16	1,400	1,532,550
Yale University
2.90%, 10/15/14	500	512,906

		22,679,128
COMPUTERS — 1.70%
Apple Inc.
0.45%, 05/03/16	3,000	2,963,825
1.00%, 05/03/18	6,850	6,529,846
2.40%, 05/03/23	8,750	7,883,988
Computer Sciences Corp.
2.50%, 09/15/15	2,400	2,446,132
4.45%, 09/15/22[a]	1,200	1,171,033
6.50%, 03/15/18	1,860	2,091,929
Dell Inc.
2.30%, 09/10/15[a]	1,500	1,495,500
3.10%, 04/01/16[a]	1,000	1,000,000
5.88%, 06/15/19	965	974,650
EMC Corp.
1.88%, 06/01/18	288	283,744
2.65%, 06/01/20	2,000	1,947,351
3.38%, 06/01/23 (Call 03/01/23)	7,000	6,758,252
Hewlett-Packard Co.
2.20%, 12/01/15	2,000	2,033,577
2.35%, 03/15/15	3,500	3,551,048
2.60%, 09/15/17[a]	2,700	2,715,044
2.65%, 06/01/16[a]	1,396	1,433,069
3.00%, 09/15/16	1,018	1,050,673
3.30%, 12/09/16	1,862	1,919,867
3.75%, 12/01/20	2,816	2,711,455
4.30%, 06/01/21	790	762,069
4.38%, 09/15/21	4,900	4,730,098
4.65%, 12/09/21[a]	2,153	2,116,346
5.50%, 03/01/18[a]	447	494,625

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

International Business Machines Corp.
0.55%, 02/06/15	$250	$250,040
0.75%, 05/11/15	2,500	2,506,791
1.25%, 02/06/17	2,223	2,178,557
1.25%, 02/08/18	5,000	4,851,083
1.63%, 05/15/20	7,000	6,473,904
1.88%, 08/01/22	2,500	2,208,515
1.95%, 07/22/16	1,875	1,917,117
2.00%, 01/05/16	1,992	2,037,673
2.90%, 11/01/21	4,400	4,320,667
5.70%, 09/14/17	2,150	2,454,801
7.63%, 10/15/18	2,179	2,706,277
8.38%, 11/01/19	2,902	3,840,503
Lexmark International Inc.
5.13%, 03/15/20[a]	2,500	2,522,091
6.65%, 06/01/18[a]	1,200	1,295,606
NetApp Inc.
2.00%, 12/15/17	1,450	1,408,894

		100,036,640
COSMETICS & PERSONAL CARE — 0.40%
Avon Products Inc.
2.38%, 03/15/16	2,400	2,427,656
4.20%, 07/15/18[a]	700	712,193
4.60%, 03/15/20	1,000	1,018,945
5.00%, 03/15/23[a]	1,500	1,488,546
6.50%, 03/01/19	250	276,633
Colgate-Palmolive Co.
1.30%, 01/15/17	1,200	1,190,014
2.30%, 05/03/22	1,500	1,403,677
2.63%, 05/01/17	500	515,392
3.15%, 08/05/15[a]	1,340	1,407,016
5.20%, 11/07/16	750	830,798
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	450	410,447
Procter & Gamble Co. (The)
1.45%, 08/15/16	3,013	3,038,510
1.80%, 11/15/15	2,709	2,771,779
2.30%, 02/06/22	1,500	1,411,365
3.50%, 02/15/15	1,430	1,493,447
4.70%, 02/15/19	2,223	2,470,453
4.85%, 12/15/15	210	229,056

Security	Principal (000s)	Value

4.95%, 08/15/14	$300	$313,246
Series A
9.36%, 01/01/21	101	129,113

		23,538,286
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
3.38%, 11/01/15	1,000	1,033,551
4.50%, 03/01/23 (Call 12/01/22)[a]	1,000	969,775
Ingram Micro Inc.
5.25%, 09/01/17	700	743,902

		2,747,228
DIVERSIFIED FINANCIAL SERVICES — 6.99%
Alterra Finance LLC
6.25%, 09/30/20	400	447,116
American Express Co.
2.65%, 12/02/22	5,000	4,568,844
5.50%, 09/12/16	2,225	2,469,678
6.15%, 08/28/17	3,195	3,680,808
6.80%, 09/01/66 (Call 09/01/16)[a,c]	1,322	1,407,930
7.00%, 03/19/18	2,250	2,687,767
American Express Credit Corp.
1.75%, 06/12/15	4,500	4,564,302
2.38%, 03/24/17	3,600	3,658,123
2.75%, 09/15/15	5,000	5,172,180
2.80%, 09/19/16	2,374	2,472,328
Ameriprise Financial Inc.
5.30%, 03/15/20	2,250	2,537,825
5.65%, 11/15/15	1,650	1,817,364
7.30%, 06/28/19	135	166,584
Ameritech Capital Funding Corp.
6.45%, 01/15/18	420	480,719
Associates Corp. of North America
6.95%, 11/01/18	1,908	2,225,948
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
4.65%, 07/02/18[a]	160	172,513
5.30%, 10/30/15	111	119,974
5.55%, 01/22/17	902	984,630
5.70%, 11/15/14	5,529	5,857,562
6.40%, 10/02/17	2,375	2,727,212
7.25%, 02/01/18	7,101	8,419,888

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)[a]	$2,100	$2,160,232
2.90%, 08/15/18 (Call 07/15/18)[a]	575	596,089
Capital One Bank (USA) N.A.
3.38%, 02/15/23	2,000	1,854,264
8.80%, 07/15/19	2,643	3,347,766
Caterpillar Financial Services Corp.
0.70%, 11/06/15	2,500	2,492,525
0.70%, 02/26/16	1,000	990,758
1.10%, 05/29/15	2,000	2,014,239
2.63%, 03/01/23[a]	3,360	3,072,438
2.65%, 04/01/16[a]	740	764,191
4.63%, 06/01/15[a]	180	191,651
7.15%, 02/15/19	1,535	1,883,338
Series F
4.75%, 02/17/15	110	116,650
Charles Schwab Corp. (The)
3.23%, 09/01/22	1,360	1,293,690
4.45%, 07/22/20	1,500	1,610,125
Countrywide Financial Corp.
6.25%, 05/15/16	990	1,083,560
Credit Suisse (USA) Inc.
4.88%, 01/15/15	2,200	2,313,125
5.13%, 08/15/15	2,643	2,840,836
5.38%, 03/02/16[a]	2,189	2,398,992
5.85%, 08/16/16[a]	1,500	1,666,089
Discover Financial Services
3.85%, 11/21/22	1,000	936,796
5.20%, 04/27/22	1,300	1,345,538
6.45%, 06/12/17	475	534,867
Eaton Vance Corp.
6.50%, 10/02/17	1,250	1,432,351
Ford Motor Credit Co. LLC
2.38%, 01/16/18	4,500	4,368,462
2.50%, 01/15/16	3,000	3,027,054
3.00%, 06/12/17	5,196	5,222,850
3.88%, 01/15/15	6,800	7,005,421
4.25%, 02/03/17	2,792	2,927,461
4.25%, 09/20/22[a]	9,000	8,774,035
5.00%, 05/15/18	2,429	2,601,573
5.63%, 09/15/15	3,700	3,967,502

Security	Principal (000s)	Value

6.63%, 08/15/17	$2,792	$3,149,675
7.00%, 04/15/15	3,119	3,377,666
8.00%, 12/15/16	2,327	2,703,904
8.13%, 01/15/20	1,292	1,568,674
Franklin Resources Inc.
1.38%, 09/15/17[a]	4,400	4,268,065
2.80%, 09/15/22	900	841,424
4.63%, 05/20/20	350	371,187
General Electric Capital Corp.
1.00%, 12/11/15	500	499,565
1.00%, 01/08/16	7,250	7,215,147
1.63%, 04/02/18[a]	7,000	6,809,104
2.25%, 11/09/15	5,000	5,114,294
2.30%, 04/27/17	4,500	4,546,655
2.90%, 01/09/17	6,050	6,244,873
2.95%, 05/09/16	2,792	2,908,961
3.10%, 01/09/23	7,230	6,687,673
3.15%, 09/07/22	5,400	5,015,835
3.35%, 10/17/16	3,690	3,891,089
3.50%, 06/29/15	2,590	2,707,509
4.38%, 09/21/15	2,000	2,133,238
4.38%, 09/16/20	2,970	3,130,569
4.63%, 01/07/21	4,580	4,834,628
4.65%, 10/17/21	4,980	5,237,187
4.75%, 09/15/14	190	198,380
4.88%, 03/04/15	290	307,283
5.00%, 01/08/16	4,485	4,851,057
5.30%, 02/11/21	735	793,435
5.38%, 10/20/16	149	165,613
5.40%, 02/15/17	480	535,857
5.50%, 01/08/20	1,390	1,559,522
5.63%, 09/15/17	6,920	7,787,136
5.63%, 05/01/18	5,000	5,683,053
5.90%, 05/13/14	6,060	6,290,165
6.00%, 08/07/19	3,060	3,518,876
Series A
3.75%, 11/14/14	7,400	7,675,381
5.55%, 05/04/20	2,000	2,248,176
6.90%, 09/15/15	330	366,789
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[a,c]	4,100	4,315,250

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[c]	$1,100	$1,111,000
HSBC Finance Corp.
5.00%, 06/30/15	2,595	2,763,763
5.25%, 04/15/15	240	255,011
5.50%, 01/19/16	3,000	3,268,217
6.68%, 01/15/21	4,093	4,599,373
Jefferies Group LLC
3.88%, 11/09/15	800	832,150
5.13%, 04/13/18	3,706	3,919,364
5.50%, 03/15/16	1,450	1,552,365
5.88%, 06/08/14[a]	280	290,220
6.88%, 04/15/21	568	619,672
8.50%, 07/15/19	2,900	3,491,862
John Deere Capital Corp.
0.88%, 04/17/15	1,500	1,505,732
0.95%, 06/29/15	2,400	2,409,190
1.20%, 10/10/17[a]	3,500	3,396,274
1.30%, 03/12/18[a]	4,000	3,873,516
1.85%, 09/15/16	800	816,007
2.25%, 06/07/16	1,200	1,237,238
2.75%, 03/15/22	1,250	1,190,051
2.80%, 09/18/17[a]	1,500	1,549,136
2.95%, 03/09/15	700	725,012
3.15%, 10/15/21[a]	680	675,078
3.90%, 07/12/21[a]	1,150	1,205,397
Series D
5.35%, 04/03/18[a]	2,800	3,158,893
Lazard Group LLC
6.85%, 06/15/17	2,100	2,355,057
7.13%, 05/15/15	270	292,181
MBNA Corp.
5.00%, 06/15/15	270	285,192
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	7,792	8,106,672
6.05%, 05/16/16	3,450	3,772,657
6.40%, 08/28/17	3,615	4,117,318
6.50%, 07/15/18[a]	4,330	4,947,848
6.88%, 04/25/18	6,378	7,426,619
6.88%, 11/15/18[a]	1,807	2,117,875
Series B
5.30%, 09/30/15	149	160,431

Security	Principal (000s)	Value

Series C
5.00%, 01/15/15	$1,870	$1,965,385
Murray Street Investment Trust I
4.65%, 03/09/17[b]	1,900	2,013,376
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	180	185,667
5.25%, 01/16/18	120	127,424
5.55%, 01/15/20[a]	2,500	2,629,495
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	295	296,504
1.90%, 11/01/15	1,500	1,533,130
3.05%, 03/01/16	2,250	2,333,701
3.05%, 02/15/22 (Call 11/15/21)	600	586,757
3.88%, 09/16/15	2,400	2,542,176
5.45%, 02/01/18	1,000	1,130,022
10.38%, 11/01/18	6,850	9,395,253
Nomura Holdings Inc.
2.00%, 09/13/16	1,860	1,835,254
4.13%, 01/19/16	1,675	1,745,160
5.00%, 03/04/15	1,970	2,065,239
6.70%, 03/04/20	2,522	2,854,528
ORIX Corp.
4.71%, 04/27/15	1,250	1,310,330
5.00%, 01/12/16	1,461	1,545,750
PACCAR Financial Corp.
0.70%, 11/16/15	300	298,113
0.75%, 08/14/15	2,400	2,398,208
0.80%, 02/08/16	2,500	2,475,600
1.55%, 09/29/14	1,000	1,010,853
Raymond James Financial Inc.
4.25%, 04/15/16	350	363,116
8.60%, 08/15/19	200	242,369
TD Ameritrade Holding Corp.
4.15%, 12/01/14	1,800	1,876,246
5.60%, 12/01/19[a]	500	565,825
Toyota Motor Credit Corp.
1.00%, 02/17/15	1,300	1,308,148
1.25%, 11/17/14	1,500	1,513,408
1.25%, 10/05/17	1,500	1,460,943
1.38%, 01/10/18	288	280,590
2.00%, 09/15/16	3,869	3,970,705

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

2.05%, 01/12/17	$3,397	$3,439,685
2.63%, 01/10/23	3,900	3,587,809
2.80%, 01/11/16	2,732	2,845,293
3.20%, 06/17/15	2,700	2,820,210
3.30%, 01/12/22	1,862	1,829,602
3.40%, 09/15/21	2,682	2,683,512
4.25%, 01/11/21	750	795,608
Series B
4.50%, 06/17/20	146	157,856
XTRA Finance Corp.
5.15%, 04/01/17	250	274,783

		411,346,662
ELECTRIC — 4.06%
Alabama Power Co.
0.55%, 10/15/15	4,400	4,368,744
5.50%, 10/15/17	190	212,948
Alliant Energy Corp.
4.00%, 10/15/14	60	62,011
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,100	1,030,792
6.13%, 11/15/17	1,400	1,619,269
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	2,400	2,321,863
2.95%, 12/15/22 (Call 09/15/22)	1,000	911,739
Appalachian Power Co.
7.95%, 01/15/20	1,900	2,387,495
Series K
5.00%, 06/01/17	150	164,443
Series S
3.40%, 05/24/15	150	155,401
Arizona Public Service Co.
4.65%, 05/15/15	80	85,011
6.25%, 08/01/16	260	294,253
8.75%, 03/01/19	250	318,973
Avista Corp.
5.13%, 04/01/22	985	1,098,754
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	1,000	946,440

Security	Principal (000s)	Value

CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	$1,250	$1,138,237
Cleveland Electric Illuminating Co. (The)
5.70%, 04/01/17[a]	529	577,092
Series D
7.88%, 11/01/17	1,420	1,683,060
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	1,175	1,195,391
3.40%, 09/01/21 (Call 06/01/21)	1,000	1,011,775
4.70%, 04/15/15	190	200,685
5.80%, 03/15/18	240	274,290
Series 104
5.95%, 08/15/16	210	236,866
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,500	1,380,791
5.65%, 05/01/18	1,325	1,505,582
Series 09-A
5.50%, 02/01/19	300	343,130
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,200	1,337,977
5.85%, 04/01/18	1,350	1,550,716
7.13%, 12/01/18	2,274	2,809,258
Series 05-C
5.38%, 12/15/15	1,320	1,442,819
Series 06-D
5.30%, 12/01/16	140	155,830
Constellation Energy Group Inc.
4.55%, 06/15/15	2,013	2,123,183
5.15%, 12/01/20 (Call 09/01/20)	3,000	3,227,409
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	925	921,356
5.15%, 02/15/17	1,120	1,239,032
5.65%, 09/15/18	250	290,870

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.65%, 04/15/20	$180	$208,428
6.13%, 03/15/19	750	891,765
6.70%, 09/15/19	1,375	1,683,505
Series P
5.50%, 08/15/16	190	212,724
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	1,000	1,024,403
3.90%, 06/01/21 (Call 03/01/21)	1,550	1,616,381
Dominion Resources Inc.
1.95%, 08/15/16	1,100	1,115,606
2.25%, 09/01/15	4,000	4,103,694
4.45%, 03/15/21	1,650	1,758,488
5.20%, 08/15/19	210	236,803
6.40%, 06/15/18	750	884,768
8.88%, 01/15/19	2,100	2,707,327
Series A
5.60%, 11/15/16	180	202,540
Series B
2.75%, 09/15/22 (Call 06/15/22)	240	223,463
Series C
5.15%, 07/15/15	2,668	2,873,419
DTE Energy Co.
6.35%, 06/01/16	210	236,679
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	1,660	1,742,755
5.30%, 10/01/15	180	196,236
7.00%, 11/15/18	1,580	1,927,181
Duke Energy Corp.
1.63%, 08/15/17	8,100	7,932,264
2.15%, 11/15/16	1,000	1,014,355
3.05%, 08/15/22 (Call 05/15/22)	1,000	949,223
3.35%, 04/01/15	290	300,963
3.55%, 09/15/21 (Call 06/15/21)	1,800	1,771,289
3.95%, 09/15/14	1,625	1,678,044
5.05%, 09/15/19	500	556,105

Security	Principal (000s)	Value

Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	$560	$554,854
4.55%, 04/01/20	65	70,767
5.10%, 12/01/15	260	282,811
5.65%, 06/15/18[a]	1,433	1,638,674
Duke Energy Indiana Inc.
3.75%, 07/15/20	1,750	1,814,185
6.05%, 06/15/16	500	556,986
Duke Energy Ohio Inc.
5.45%, 04/01/19[a]	300	339,924
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	2,000	1,909,912
3.00%, 09/15/21 (Call 06/15/21)	500	488,380
5.15%, 04/01/15	80	85,413
5.30%, 01/15/19	1,350	1,525,536
Edison International
3.75%, 09/15/17	1,500	1,577,252
Enersis SA
7.40%, 12/01/16	1,900	2,147,000
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	1,500	1,535,086
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)[a]	1,000	1,064,019
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	1,350	1,531,112
Entergy Louisiana LLC
1.88%, 12/15/14	1,300	1,318,070
Entergy Texas Inc.
7.13%, 02/01/19	6,055	7,127,908
Exelon Corp.
4.90%, 06/15/15	1,433	1,520,260
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	1,550	1,554,453
5.20%, 10/01/19	1,200	1,303,741
6.20%, 10/01/17	1,000	1,128,073
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	1,500	1,612,297

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Florida Power & Light Co.
5.55%, 11/01/17[a]	$2,095	$2,390,475
Georgia Power Co.
0.75%, 08/10/15	4,400	4,392,505
2.85%, 05/15/22[a]	1,000	947,812
4.25%, 12/01/19	1,000	1,079,351
5.40%, 06/01/18[a]	300	340,827
Series 12D
0.63%, 11/15/15	3,000	2,976,256
Series Z
5.25%, 12/15/15	190	206,244
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	370,229
5.29%, 06/15/22 (Call 03/15/22)[b]	950	1,023,652
Indiana Michigan Power Co.
7.00%, 03/15/19	1,100	1,304,223
Series J
3.20%, 03/15/23 (Call 12/15/22)[a]	500	469,602
Integrys Energy Group Inc.
4.17%, 11/01/20	500	520,995
Jersey Central Power & Light Co.
5.63%, 05/01/16	1,330	1,454,271
7.35%, 02/01/19	1,000	1,190,923
Kansas City Power & Light Co.
5.85%, 06/15/17	1,000	1,106,818
6.38%, 03/01/18[a]	100	115,915
7.15%, 04/01/19	550	669,545
Kentucky Utilities Co.
1.63%, 11/01/15	1,300	1,322,464
3.25%, 11/01/20 (Call 08/01/20)	600	607,364
LG&E and KU Energy LLC
2.13%, 11/15/15	1,100	1,121,141
3.75%, 11/15/20 (Call 08/15/20)[a]	300	302,160
4.38%, 10/01/21 (Call 07/01/21)	1,000	1,031,686
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	254,397

Security	Principal (000s)	Value

MidAmerican Energy Holdings Co.
4.65%, 10/01/14	$110	$114,694
5.30%, 03/15/18	250	282,676
5.75%, 04/01/18	1,783	2,037,903
Mississippi Power Co.
2.35%, 10/15/16	600	618,694
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,500	1,441,675
4.90%, 12/01/21 (Call 09/01/21)	680	705,877
8.75%, 05/01/19	750	933,098
Nevada Power Co.
6.50%, 08/01/18	550	659,511
7.13%, 03/15/19[a]	1,990	2,445,456
Series O
6.50%, 05/15/18	500	591,802
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	3,700	3,713,525
2.60%, 09/01/15	1,000	1,026,412
4.50%, 06/01/21 (Call 03/01/21)[a]	500	522,590
6.65%, 06/15/67 (Call 06/15/17)[c]	768	810,240
7.88%, 12/15/15	1,174	1,340,634
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	700	714,076
5.25%, 09/15/17	310	342,502
5.40%, 07/15/14	100	103,886
5.45%, 09/15/20	330	359,482
6.13%, 03/01/22	1,400	1,576,936
6.40%, 03/15/18	3,368	3,880,744
6.80%, 01/15/19	420	491,262
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	950	968,573
2.15%, 08/15/22 (Call 02/15/22)	1,000	904,051
NSTAR
4.50%, 11/15/19	1,175	1,263,449

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

NSTAR Electric Co.
5.63%, 11/15/17	$250	$283,623
Oglethorpe Power Corp.
6.10%, 03/15/19	250	289,910
Ohio Power Co.
6.00%, 06/01/16	1,650	1,832,354
Series M
5.38%, 10/01/21[a]	1,430	1,598,972
Oncor Electric Delivery Co.
6.38%, 01/15/15	602	644,790
6.80%, 09/01/18	1,800	2,142,639
7.00%, 09/01/22	240	294,547
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	3,100	2,795,413
3.50%, 10/01/20 (Call 07/01/20)	931	939,373
4.25%, 05/15/21 (Call 02/15/21)	1,100	1,155,115
5.63%, 11/30/17	300	341,381
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,050	1,019,266
3.85%, 06/15/21 (Call 03/15/21)	1,540	1,597,508
5.50%, 01/15/19	500	574,842
Peco Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	920,670
5.00%, 10/01/14	2,400	2,508,800
5.35%, 03/01/18	500	565,889
Portland General Electric Co.
6.10%, 04/15/19	1,150	1,345,840
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,050	2,013,726
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	2,200	2,204,097
5.40%, 08/15/14	240	250,396
6.20%, 05/15/16	483	529,081

Security	Principal (000s)	Value

Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	$200	$190,808
4.40%, 01/15/21 (Call 10/15/20)	1,200	1,252,037
4.88%, 12/01/19	250	276,461
5.63%, 01/15/16	160	175,488
PSEG Power LLC
2.75%, 09/15/16	500	510,886
4.15%, 09/15/21 (Call 06/15/21)	750	762,418
5.13%, 04/15/20[a]	868	942,583
5.50%, 12/01/15	1,510	1,645,262
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,366,520
5.13%, 06/01/19	140	159,129
Series 15
5.50%, 04/01/14	80	82,259
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	130,777
5.15%, 12/01/19	115	128,268
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,500	1,361,899
3.50%, 08/15/20	275	284,414
5.00%, 08/15/14	60	62,548
Series G
0.85%, 08/15/14	45	45,133
San Diego Gas & Electric Co.
3.00%, 08/15/21	1,100	1,099,852
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	300	292,144
4.75%, 05/15/21 (Call 02/15/21)	1,750	1,788,347
Scottish Power Ltd.
5.38%, 03/15/15	1,190	1,255,420
Sierra Pacific Power Co.
Series M
6.00%, 05/15/16	1,500	1,688,603
South Carolina Electric & Gas Co.
5.25%, 11/01/18	170	191,607
6.50%, 11/01/18	750	890,364

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	$1,150	$1,213,027
5.00%, 01/15/16	1,260	1,373,875
Series 04-F
4.65%, 04/01/15	90	94,973
Southern Co. (The)
1.95%, 09/01/16	1,215	1,230,704
2.38%, 09/15/15	1,700	1,745,713
Southern Power Co.
Series D
4.88%, 07/15/15	2,120	2,270,389
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174	1,354,382
Series E
5.55%, 01/15/17	250	274,045
Series F
5.88%, 03/01/18	1,000	1,124,479
Southwestern Public Service Co. Series G
8.75%, 12/01/18	1,125	1,422,949
Tampa Electric Co.
6.10%, 05/15/18	1,000	1,178,092
TECO Finance Inc.
4.00%, 03/15/16	345	363,244
5.15%, 03/15/20	1,870	2,037,307
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	1,500	1,423,662
4.75%, 01/15/15	840	878,822
5.75%, 12/15/13	130	131,698
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,000	1,056,619
UIL Holdings Corp.
4.63%, 10/01/20	500	508,233
Union Electric Co.
5.10%, 10/01/19	210	235,207
5.40%, 02/01/16[a]	230	251,739
6.40%, 06/15/17	500	577,811
6.70%, 02/01/19	740	885,979

Security	Principal (000s)	Value

Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	$350	$342,305
5.95%, 09/15/17	2,650	3,064,879
Series A
5.40%, 01/15/16	410	451,594
Westar Energy Inc.
5.10%, 07/15/20	140	156,730
6.00%, 07/01/14	90	93,939
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,465,795
2.95%, 09/15/21 (Call 06/15/21)	650	640,744
4.25%, 12/15/19	250	271,451
Wisconsin Power & Light Co.
5.00%, 07/15/19[a]	1,650	1,863,927
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	1,700	1,874,099

		238,697,080
ELECTRICAL COMPONENTS & EQUIPMENT — 0.14%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)[a]	1,600	1,506,416
4.13%, 04/15/15[a]	1,700	1,789,818
4.25%, 11/15/20[a]	125	135,038
4.75%, 10/15/15	170	183,394
4.88%, 10/15/19	1,200	1,335,301
5.25%, 10/15/18	884	999,986
Energizer Holdings Inc.
4.70%, 05/19/21	1,500	1,528,906
4.70%, 05/24/22	500	498,133

		7,976,992
ELECTRONICS — 0.59%
Agilent Technologies Inc.
5.00%, 07/15/20	700	748,094
5.50%, 09/14/15	1,750	1,901,327
6.50%, 11/01/17	1,600	1,841,138
Amphenol Corp.
4.75%, 11/15/14	2,100	2,191,808
Arrow Electronics Inc.
6.00%, 04/01/20[a]	125	133,726

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Avnet Inc.
5.88%, 06/15/20[a]	$850	$898,719
6.63%, 09/15/16	350	394,646
Honeywell International Inc.
4.25%, 03/01/21	3,025	3,245,364
5.00%, 02/15/19	1,713	1,925,086
5.30%, 03/15/17[a]	250	281,203
5.30%, 03/01/18	1,106	1,259,556
5.40%, 03/15/16	210	232,225
Jabil Circuit Inc.
4.70%, 09/15/22	2,750	2,667,500
Koninklijke Philips Electronics NV
3.75%, 03/15/22	1,896	1,875,246
5.75%, 03/11/18	2,406	2,758,288
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,650	1,682,312
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	2,000	1,938,031
2.25%, 08/15/16	2,288	2,323,604
3.20%, 03/01/16	1,735	1,802,430
3.25%, 11/20/14	1,370	1,408,293
3.60%, 08/15/21 (Call 05/15/21)	1,554	1,506,637
4.50%, 03/01/21	1,353	1,391,886
5.00%, 06/01/15[a]	220	234,476

		34,641,595
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance (USA) Inc.
1.63%, 05/08/17[a]	2,000	1,975,277
2.88%, 05/08/22	1,396	1,320,858
Fluor Corp.
3.38%, 09/15/21	1,100	1,088,769

		4,384,904
ENTERTAINMENT — 0.04%
International Game Technology
5.50%, 06/15/20	500	521,454
7.50%, 06/15/19	1,465	1,646,651

		2,168,105
ENVIRONMENTAL CONTROL — 0.22%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	2,096	2,026,580

Security	Principal (000s)	Value

3.80%, 05/15/18	$250	$263,721
5.00%, 03/01/20	1,629	1,759,953
5.50%, 09/15/19	1,795	2,019,620
Waste Management Inc.
2.60%, 09/01/16	900	923,388
2.90%, 09/15/22 (Call 06/15/22)[a]	1,500	1,375,664
4.60%, 03/01/21 (Call 12/01/20)	850	897,892
6.10%, 03/15/18	1,402	1,610,522
6.38%, 03/11/15	1,918	2,068,153

		12,945,493
FOOD — 1.63%
Campbell Soup Co.
3.05%, 07/15/17	500	518,437
3.38%, 08/15/14	1,330	1,364,613
4.25%, 04/15/21	1,000	1,042,837
4.50%, 02/15/19[a]	580	627,905
ConAgra Foods Inc.
1.30%, 01/25/16	5,788	5,780,117
1.90%, 01/25/18	1,700	1,667,897
3.20%, 01/25/23 (Call 10/25/22)	1,000	933,937
3.25%, 09/15/22	2,150	2,036,224
7.00%, 04/15/19	1,250	1,478,175
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	1,000	1,026,207
General Mills Inc.
0.88%, 01/29/16	3,000	2,976,345
3.15%, 12/15/21 (Call 09/15/21)	1,396	1,365,809
5.20%, 03/17/15	250	266,896
5.65%, 02/15/19	1,958	2,254,080
5.70%, 02/15/17	830	933,393
Hershey Co. (The)
1.50%, 11/01/16	1,800	1,796,790
4.13%, 12/01/20	3,000	3,197,816
4.85%, 08/15/15	140	150,728
5.45%, 09/01/16	180	199,897
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)	125	127,335

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Ingredion Inc.
3.20%, 11/01/15	$250	$256,924
4.63%, 11/01/20	1,150	1,186,976
J.M. Smucker Co. (The)
3.50%, 10/15/21	2,000	1,978,771
Kellogg Co.
1.88%, 11/17/16	1,740	1,765,426
2.75%, 03/01/23[a]	1,000	913,035
3.25%, 05/21/18[a]	940	979,547
4.00%, 12/15/20	1,163	1,211,347
4.15%, 11/15/19[a]	1,250	1,341,483
4.45%, 05/30/16	2,192	2,358,731
Kraft Foods Group Inc.
1.63%, 06/04/15	650	658,330
2.25%, 06/05/17	3,280	3,320,948
3.50%, 06/06/22	3,900	3,798,609
6.13%, 08/23/18	4,000	4,663,666
Kroger Co. (The)
2.20%, 01/15/17[a]	1,350	1,356,371
3.40%, 04/15/22 (Call 01/15/22)	1,000	965,664
3.85%, 08/01/23 (Call 05/01/23)	1,000	974,839
3.90%, 10/01/15	1,250	1,319,529
4.95%, 01/15/15	90	94,910
6.15%, 01/15/20	53	60,303
6.40%, 08/15/17[a]	1,750	2,005,212
6.80%, 12/15/18	290	344,224
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,243,929
Mondelez International Inc.
4.13%, 02/09/16	2,744	2,928,952
5.38%, 02/10/20	4,059	4,518,733
6.13%, 02/01/18	2,969	3,409,081
6.13%, 08/23/18	2,338	2,702,248
6.50%, 08/11/17	1,848	2,138,736
Nabisco Inc.
7.55%, 06/15/15	280	312,491
Safeway Inc.
3.95%, 08/15/20[a]	750	744,055
4.75%, 12/01/21[a]	2,000	2,026,880
5.00%, 08/15/19[a]	2,755	2,891,608

Security	Principal (000s)	Value

5.63%, 08/15/14	$50	$52,199
6.35%, 08/15/17[a]	1,050	1,192,679
Sara Lee Corp.
2.75%, 09/15/15	100	101,413
4.10%, 09/15/20	798	785,917
Sysco Corp.
5.25%, 02/12/18	2,000	2,256,691
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)[a]	1,500	1,542,643
6.60%, 04/01/16[a]	800	887,200
Unilever Capital Corp.
0.85%, 08/02/17	1,700	1,637,004
2.75%, 02/10/16	430	446,964
4.25%, 02/10/21	2,269	2,433,110
4.80%, 02/15/19	186	208,151

		95,760,967
FOREST PRODUCTS & PAPER — 0.28%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)[a]	2,250	2,160,000
5.63%, 04/20/15[a]	120	126,119
7.25%, 07/29/19[a]	1,325	1,503,915
Domtar Corp.
10.75%, 06/01/17[a]	1,000	1,250,000
International Paper Co.
5.25%, 04/01/16[a]	340	371,480
5.30%, 04/01/15	280	296,181
7.50%, 08/15/21	2,416	2,964,760
7.95%, 06/15/18	2,915	3,582,643
9.38%, 05/15/19	1,499	1,977,721
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	1,700	1,736,684
5.88%, 11/15/15	270	295,906

		16,265,409
GAS — 0.19%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	1,200	1,205,575
5.25%, 08/15/19	550	612,137
6.38%, 07/15/16[a]	425	479,718

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Atmos Energy Corp.
4.95%, 10/15/14	$120	$125,360
6.35%, 06/15/17	150	171,599
8.50%, 03/15/19	168	212,628
CenterPoint Energy Inc.
5.95%, 02/01/17	200	225,226
Consolidated Natural Gas Co. Series A
5.00%, 12/01/14	110	115,679
National Grid PLC
6.30%, 08/01/16	1,184	1,336,233
Questar Corp.
2.75%, 02/01/16	200	204,769
Sempra Energy
6.15%, 06/15/18	1,634	1,889,219
9.80%, 02/15/19	3,350	4,477,658
Southern California Gas Co. Series HH
5.45%, 04/15/18	200	228,848

		11,284,649
HAND & MACHINE TOOLS — 0.07%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	442	424,794
Snap-On Inc.
4.25%, 01/15/18	450	469,045
6.13%, 09/01/21	125	143,662
Stanley Black & Decker Inc.
2.90%, 11/01/22	1,500	1,401,622
3.40%, 12/01/21 (Call 09/01/21)	758	747,138
5.75%, 11/15/16	820	906,703

		4,092,964
HEALTH CARE — PRODUCTS — 1.10%
Baxter International Inc.
1.85%, 01/15/17	1,650	1,649,767
2.40%, 08/15/22	1,000	919,557
3.20%, 06/15/23 (Call 03/15/23)	5,000	4,815,284
4.25%, 03/15/20	650	695,845
4.50%, 08/15/19	1,200	1,324,746
4.63%, 03/15/15	190	200,976
5.38%, 06/01/18	500	563,888

Security	Principal (000s)	Value

5.90%, 09/01/16	$1,100	$1,230,874
Becton, Dickinson and Co.
1.75%, 11/08/16	3,300	3,304,280
3.13%, 11/08/21	2,087	2,038,660
3.25%, 11/12/20	2,600	2,574,909
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)	625	614,474
4.50%, 01/15/15	1,090	1,139,733
6.00%, 01/15/20	2,062	2,353,832
6.40%, 06/15/16[a]	1,500	1,682,115
CareFusion Corp.
5.13%, 08/01/14	1,650	1,712,887
6.38%, 08/01/19	1,205	1,367,705
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	930,857
4.20%, 06/15/20	4,050	4,307,481
6.00%, 10/15/17	1,061	1,214,333
CR Bard Inc.
1.38%, 01/15/18	1,250	1,206,003
2.88%, 01/15/16	5,100	5,292,135
4.40%, 01/15/21 (Call 10/15/20)	5,125	5,330,955
Medtronic Inc.
1.38%, 04/01/18	1,500	1,452,445
2.63%, 03/15/16	3,900	3,995,356
2.75%, 04/01/23 (Call 01/01/23)	3,500	3,246,645
3.00%, 03/15/15	220	227,598
4.13%, 03/15/21 (Call 12/15/20)	1,500	1,584,426
4.45%, 03/15/20	1,494	1,616,964
5.60%, 03/15/19	750	846,613
Series B
4.75%, 09/15/15	420	452,252
St. Jude Medical Inc.
2.50%, 01/15/16[a]	250	255,463
Stryker Corp.
2.00%, 09/30/16	990	1,015,160
4.38%, 01/15/20	1,500	1,623,138
Zimmer Holdings Inc.
1.40%, 11/30/14	570	572,897

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

3.38%, 11/30/21 (Call 08/30/21)	$1,180	$1,148,666
4.63%, 11/30/19[a]	350	375,887

		64,884,806
HEALTH CARE — SERVICES — 1.30%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	5,000	4,839,675
1.75%, 05/15/17 (Call 04/15/17)	1,288	1,271,809
2.75%, 11/15/22 (Call 08/15/22)	1,650	1,504,151
3.95%, 09/01/20	1,257	1,291,709
4.13%, 06/01/21 (Call 03/01/21)[a]	1,700	1,757,987
6.00%, 06/15/16	838	944,092
Cigna Corp.
2.75%, 11/15/16	1,150	1,189,041
4.00%, 02/15/22 (Call 11/15/21)	149	151,068
4.38%, 12/15/20 (Call 09/15/20)	900	947,170
4.50%, 03/15/21 (Call 12/15/20)	1,536	1,615,992
5.13%, 06/15/20	288	315,104
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,215	1,342,667
5.95%, 03/15/17	1,150	1,295,869
Dignity Health
3.13%, 11/01/22	2,400	2,170,814
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	288	264,969
6.30%, 08/01/18[a]	200	227,953
6.45%, 06/01/16	340	381,658
7.20%, 06/15/18	2,600	3,063,999
Laboratory Corp. of America Holdings
2.20%, 08/23/17[a]	6,850	6,784,399
3.13%, 05/15/16	1,400	1,442,834
3.75%, 08/23/22 (Call 05/23/22)	2,500	2,398,140

Security	Principal (000s)	Value

4.63%, 11/15/20 (Call 08/15/20)	$1,350	$1,408,155
5.63%, 12/15/15	170	186,247
Quest Diagnostics Inc.
4.70%, 04/01/21[a]	1,800	1,875,469
4.75%, 01/30/20	150	158,024
5.45%, 11/01/15	1,470	1,583,847
6.40%, 07/01/17	480	541,365
UnitedHealth Group Inc.
0.85%, 10/15/15	3,000	3,000,714
1.40%, 10/15/17	2,400	2,347,561
1.63%, 03/15/19[a]	2,400	2,291,502
1.88%, 11/15/16	900	915,970
3.38%, 11/15/21 (Call 08/15/21)	900	885,578
3.88%, 10/15/20 (Call 07/15/20)[a]	100	103,811
4.70%, 02/15/21 (Call 11/15/20)[a]	1,300	1,398,474
4.88%, 03/15/15	1,322	1,406,571
6.00%, 06/15/17	2,500	2,867,577
6.00%, 02/15/18	1,169	1,361,718
WellPoint Inc.
1.25%, 09/10/15	2,500	2,513,069
1.88%, 01/15/18[a]	1,730	1,695,737
3.13%, 05/15/22	1,396	1,311,626
3.30%, 01/15/23	1,000	938,100
3.70%, 08/15/21 (Call 05/15/21)	3,300	3,277,080
4.35%, 08/15/20	3,400	3,576,619
5.00%, 12/15/14	1,775	1,869,472
5.25%, 01/15/16	1,862	2,028,306
5.88%, 06/15/17	1,350	1,531,774

		76,275,466
HOLDING COMPANIES — DIVERSIFIED — 0.04%
Encana Holdings Finance Corp.
5.80%, 05/01/14	2,510	2,590,935

		2,590,935
HOME BUILDERS — 0.03%
MDC Holdings Inc.
5.38%, 12/15/14	70	72,800
5.38%, 07/01/15	150	157,125

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.63%, 02/01/20	$1,250	$1,268,750

		1,498,675
HOME FURNISHINGS — 0.07%
Whirlpool Corp.
3.70%, 03/01/23[a]	1,500	1,430,212
4.85%, 06/15/21[a]	1,200	1,263,365
8.60%, 05/01/14	1,500	1,575,567

		4,269,144
HOUSEHOLD PRODUCTS & WARES — 0.24%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	786,771
5.38%, 04/15/20	150	155,249
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	920,635
3.35%, 12/15/15	150	155,056
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	1,000	939,275
3.55%, 11/01/15	200	210,290
3.80%, 11/15/21	810	812,702
5.00%, 01/15/15	1,620	1,710,625
5.95%, 10/15/17	1,120	1,274,939
Kimberly-Clark Corp.
2.40%, 03/01/22	720	677,338
3.63%, 08/01/20[a]	750	782,322
3.88%, 03/01/21	400	421,926
4.88%, 08/15/15	330	356,788
6.13%, 08/01/17	1,058	1,227,927
6.25%, 07/15/18	640	762,243
7.50%, 11/01/18	1,600	1,985,057
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,225	1,232,520

		14,411,663
HOUSEWARES — 0.08%
Newell Rubbermaid Inc.
2.00%, 06/15/15	1,700	1,721,306
2.05%, 12/01/17	1,000	975,855
4.00%, 06/15/22 (Call 03/15/22)	1,000	999,859
4.70%, 08/15/20	600	635,668

Security	Principal (000s)	Value

6.25%, 04/15/18	$200	$228,277

		4,560,965
INSURANCE — 3.16%
ACE INA Holdings Inc.
2.60%, 11/23/15	2,080	2,155,995
5.70%, 02/15/17	1,500	1,670,890
5.80%, 03/15/18	200	229,501
5.90%, 06/15/19	825	967,783
AEGON Funding Co. LLC
5.75%, 12/15/20	360	404,262
Aflac Inc.
2.65%, 02/15/17	1,750	1,781,670
3.45%, 08/15/15[a]	1,050	1,100,975
4.00%, 02/15/22	200	202,841
8.50%, 05/15/19	800	1,024,066
Alleghany Corp.
5.63%, 09/15/20[a]	650	705,030
Allied World Assurance Co. Ltd.
5.50%, 11/15/20[a]	575	617,260
Allstate Corp. (The)
5.00%, 08/15/14	1,756	1,828,838
7.45%, 05/16/19	1,763	2,197,444
American International Group Inc.
3.80%, 03/22/17	3,498	3,694,160
4.25%, 09/15/14	2,810	2,904,480
4.88%, 09/15/16	2,747	2,997,592
4.88%, 06/01/22	4,431	4,720,747
5.05%, 10/01/15	1,536	1,657,014
5.45%, 05/18/17	177	196,371
5.60%, 10/18/16	1,140	1,270,242
5.85%, 01/16/18	2,985	3,363,339
6.40%, 12/15/20	3,744	4,357,955
8.25%, 08/15/18	5,925	7,315,342
Aon PLC
3.13%, 05/27/16	350	363,690
3.50%, 09/30/15	750	784,725
5.00%, 09/30/20	2,000	2,173,344
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	650	716,254
Assurant Inc.
4.00%, 03/15/23[a]	1,000	961,419
Axis Capital Holdings Ltd.
5.75%, 12/01/14	200	211,411

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Axis Specialty Finance LLC
5.88%, 06/01/20	$1,500	$1,646,069
Berkshire Hathaway Finance Corp.
2.45%, 12/15/15	1,000	1,037,608
3.00%, 05/15/22	1,500	1,441,708
3.20%, 02/11/15	2,850	2,951,853
4.25%, 01/15/21[a]	1,108	1,176,215
4.85%, 01/15/15	4,660	4,926,343
5.10%, 07/15/14[a]	120	124,909
5.40%, 05/15/18[a]	1,428	1,634,316
Berkshire Hathaway Inc.
0.80%, 02/11/16	4,400	4,383,269
1.90%, 01/31/17	2,385	2,400,418
2.20%, 08/15/16[a]	1,582	1,632,104
3.00%, 02/11/23	5,000	4,780,207
3.40%, 01/31/22[a]	750	746,085
Chubb Corp. (The)
5.75%, 05/15/18	1,300	1,495,503
6.38%, 03/29/67 (Call 04/15/17)[c]	1,500	1,620,000
CNA Financial Corp.
5.75%, 08/15/21	740	827,388
5.85%, 12/15/14	1,650	1,751,349
5.88%, 08/15/20	1,400	1,580,470
6.50%, 08/15/16	210	236,937
7.35%, 11/15/19	105	126,689
Everest Reinsurance Holdings Inc.
5.40%, 10/15/14	90	94,160
Fidelity National Financial Inc.
5.50%, 09/01/22	1,000	1,043,114
Genworth Financial Inc.
6.52%, 05/22/18[a]	1,143	1,275,767
7.63%, 09/24/21[a]	2,100	2,454,193
Genworth Holdings Inc.
4.95%, 10/01/15	210	221,303
7.20%, 02/15/21	1,650	1,878,866
8.63%, 12/15/16[a]	500	591,600
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	867,393
Hartford Financial Services Group Inc.
4.00%, 10/15/17[a]	2,400	2,544,564

Security	Principal (000s)	Value

6.00%, 01/15/19	$1,600	$1,814,877
6.30%, 03/15/18[a]	1,737	1,994,086
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	148,548
ING U.S. Inc.
5.50%, 07/15/22	1,500	1,602,786
Kemper Corp.
6.00%, 11/30/15	1,000	1,072,828
6.00%, 05/15/17	350	370,719
Lincoln National Corp.
4.20%, 03/15/22[a]	2,288	2,320,496
4.85%, 06/24/21	1,150	1,222,774
6.25%, 02/15/20	550	629,812
7.00%, 05/17/66 (Call 05/17/16)[c]	1,000	1,015,000
8.75%, 07/01/19	830	1,062,897
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,000	1,802,805
5.25%, 03/15/16	260	284,009
Manulife Financial Corp.
3.40%, 09/17/15	1,000	1,043,497
4.90%, 09/17/20	1,000	1,067,295
Markel Corp.
5.35%, 06/01/21	1,800	1,932,922
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	575	614,636
5.75%, 09/15/15	2,114	2,303,177
9.25%, 04/15/19	500	642,473
MetLife Inc.
1.76%, 12/15/17	1,000	979,945
3.05%, 12/15/22	360	340,140
4.75%, 02/08/21	1,801	1,947,016
5.00%, 06/15/15	1,393	1,493,110
5.50%, 06/15/14[a]	350	363,252
6.75%, 06/01/16	2,541	2,904,354
7.72%, 02/15/19	1,122	1,399,035
Series A
6.82%, 08/15/18	5,000	6,019,740
PartnerRe Finance B LLC
5.50%, 06/01/20	800	869,247

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Principal Financial Group Inc.
3.30%, 09/15/22[a]	$1,550	$1,488,658
8.88%, 05/15/19	500	643,724
Principal Life Income Funding Trusts
5.10%, 04/15/14	120	123,335
Progressive Corp. (The)
3.75%, 08/23/21	975	993,755
6.70%, 06/15/67 (Call 06/15/17)[c]	1,000	1,080,000
Protective Life Corp.
7.38%, 10/15/19	700	837,446
Prudential Financial Inc.
3.00%, 05/12/16	750	779,463
4.50%, 11/16/21[a]	1,250	1,313,683
5.38%, 06/21/20	300	334,713
5.50%, 03/15/16	170	186,753
5.63%, 06/15/43 (Call 06/15/23)[c]	2,000	1,870,000
5.88%, 09/15/42 (Call 09/15/22)[c]	3,000	2,910,000
6.20%, 01/15/15	50	53,435
7.38%, 06/15/19	2,093	2,556,964
8.88%, 06/15/38 (Call 06/15/18)[c]	1,000	1,200,000
Series B
5.10%, 09/20/14	2,450	2,557,867
Series C
4.75%, 06/13/15	270	287,161
Series D
3.88%, 01/14/15	1,640	1,705,360
4.75%, 09/17/15	2,227	2,391,409
6.00%, 12/01/17	996	1,139,832
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,595	1,672,992
6.45%, 11/15/19	1,200	1,373,951
RenRe North America Holdings Inc.
5.75%, 03/15/20[a]	125	135,591
StanCorp Financial Group Inc.
5.00%, 08/15/22	950	936,390
Torchmark Corp.
3.80%, 09/15/22	1,000	966,373

Security	Principal (000s)	Value

6.38%, 06/15/16	$350	$386,223
9.25%, 06/15/19	325	412,282
Transatlantic Holdings Inc.
5.75%, 12/14/15	1,580	1,719,543
Travelers Companies Inc. (The)
3.90%, 11/01/20[a]	1,500	1,579,321
5.50%, 12/01/15	320	352,040
5.75%, 12/15/17	530	607,658
5.80%, 05/15/18	1,837	2,117,329
6.25%, 06/20/16	500	565,558
Trinity Acquisition PLC
4.63%, 08/15/23	2,000	1,956,755
Unum Group
5.63%, 09/15/20	600	653,463
7.13%, 09/30/16	650	745,714
Willis Group Holdings PLC
5.75%, 03/15/21	400	427,656
WR Berkley Corp.
4.63%, 03/15/22	1,200	1,231,769
5.38%, 09/15/20	300	323,143
7.38%, 09/15/19	1,250	1,499,980
XL Group PLC
5.25%, 09/15/14	2,430	2,534,169

		185,977,974
INTERNET — 0.44%
Amazon.com Inc.
0.65%, 11/27/15	1,500	1,495,393
1.20%, 11/29/17	1,500	1,448,168
2.50%, 11/29/22 (Call 08/29/22)	1,500	1,354,418
Baidu Inc.
2.25%, 11/28/17[a]	7,000	6,799,262
3.50%, 11/28/22[a]	2,000	1,821,406
eBay Inc.
1.35%, 07/15/17	1,628	1,603,466
1.63%, 10/15/15	1,000	1,017,566
2.60%, 07/15/22 (Call 04/15/22)	2,372	2,192,854
3.25%, 10/15/20 (Call 07/15/20)	2,050	2,030,414
Expedia Inc.
5.95%, 08/15/20	1,400	1,442,000
7.46%, 08/15/18	500	575,500

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Google Inc.
2.13%, 05/19/16	$707	$730,038
3.63%, 05/19/21	561	579,040
Symantec Corp.
2.75%, 09/15/15	1,000	1,031,358
2.75%, 06/15/17 (Call 05/15/17)[a]	1,000	1,005,112
4.20%, 09/15/20	600	605,390

		25,731,385
IRON & STEEL — 0.17%
Allegheny Technologies Inc.
9.38%, 06/01/19	550	650,668
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	2,000	1,956,378
4.80%, 10/01/20[a]	1,960	1,814,919
5.90%, 03/15/20[a]	350	354,684
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	1,500	1,454,286
5.75%, 12/01/17[a]	1,350	1,531,398
5.85%, 06/01/18	1,200	1,372,919
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	334,122
6.20%, 11/15/16	290	318,073

		9,787,447
LEISURE TIME — 0.07%
Carnival Corp.
1.88%, 12/15/17	4,400	4,270,546

		4,270,546
LODGING — 0.22%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	940	873,995
3.88%, 08/15/16 (Call 07/15/16)[a]	170	179,061
5.38%, 08/15/21 (Call 05/15/21)	1,338	1,426,856
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	1,500	1,492,161
3.25%, 09/15/22 (Call 06/15/22)	1,000	932,599

Security	Principal (000s)	Value

5.81%, 11/10/15	$230	$249,267
6.20%, 06/15/16	200	223,490
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,500	1,380,542
6.75%, 05/15/18	1,150	1,345,909
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	2,500	2,442,169
2.95%, 03/01/17 (Call 02/01/17)	1,550	1,569,974
4.25%, 03/01/22 (Call 12/01/21)	800	769,488
5.63%, 03/01/21[a]	305	325,602
6.00%, 12/01/16[a]	14	15,470

		13,226,583
MACHINERY — 0.51%
Caterpillar Inc.
0.95%, 06/26/15	4,400	4,416,772
1.50%, 06/26/17[a]	5,000	4,934,966
2.60%, 06/26/22 (Call 03/26/22)	1,500	1,387,278
3.90%, 05/27/21	1,173	1,216,469
5.70%, 08/15/16	3,404	3,836,054
7.90%, 12/15/18	2,374	3,011,466
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,152	1,082,440
4.38%, 10/16/19	553	611,398
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	1,000	940,464
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	249,956
Joy Global Inc.
5.13%, 10/15/21[a]	1,500	1,557,759
Rockwell Automation Inc.
5.65%, 12/01/17	300	337,813
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,391,819

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.25%, 09/01/19	$1,350	$1,533,398
Xylem Inc.
3.55%, 09/20/16	490	512,265
4.88%, 10/01/21	2,750	2,866,108

		29,886,425
MANUFACTURING — 1.08%
3M Co.
1.00%, 06/26/17[a]	1,000	974,066
1.38%, 09/29/16	1,962	1,980,797
2.00%, 06/26/22	1,500	1,373,305
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,500	1,417,868
Cooper US Inc.
2.38%, 01/15/16	350	358,281
3.88%, 12/15/20 (Call 09/15/20)	1,010	1,046,091
6.10%, 07/01/17	200	226,123
Danaher Corp.
2.30%, 06/23/16	100	102,729
3.90%, 06/23/21 (Call 03/23/21)	2,640	2,757,113
5.40%, 03/01/19	558	636,543
5.63%, 01/15/18	1,100	1,246,177
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	2,000	2,138,535
4.88%, 10/15/15	180	195,051
5.45%, 03/15/18	100	113,946
Eaton Corp.
0.95%, 11/02/15[e]	4,400	4,396,353
1.50%, 11/02/17[e]	5,150	4,996,228
2.75%, 11/02/22[e]	1,500	1,384,278
Eaton Corp. PLC
5.60%, 05/15/18[a]	1,438	1,607,290
6.95%, 03/20/19	405	474,856
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[c]	1,250	1,312,500
General Electric Co.
0.85%, 10/09/15	7,500	7,493,965
2.70%, 10/09/22	4,000	3,722,003
5.25%, 12/06/17	4,882	5,515,695

Security	Principal (000s)	Value

Harsco Corp.
2.70%, 10/15/15	$1,400	$1,404,618
5.75%, 05/15/18	600	633,939
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	955	959,784
6.25%, 04/01/19	500	592,718
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23[e]	1,500	1,473,784
6.88%, 08/15/18	1,992	2,290,111
Ingersoll-Rand PLC
4.75%, 05/15/15	110	115,255
Parker Hannifin Corp.
3.50%, 09/15/22	1,000	988,393
Pentair Finance SA
2.65%, 12/01/19	1,268	1,193,283
3.15%, 09/15/22 (Call 06/15/22)	2,250	2,041,796
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	900	939,811
Textron Inc.
4.63%, 09/21/16	725	768,115
5.60%, 12/01/17[a]	895	981,386
5.95%, 09/21/21 (Call 06/21/21)	725	793,482
Tyco Electronics Group SA
4.88%, 01/15/21	1,450	1,501,964
6.55%, 10/01/17	1,000	1,145,625

		63,293,857
MEDIA — 3.09%
CBS Corp.
1.95%, 07/01/17[a]	3,400	3,368,369
3.38%, 03/01/22 (Call 12/01/21)[a]	1,600	1,500,800
4.63%, 05/15/18	170	184,175
5.75%, 04/15/20	1,900	2,085,671
8.88%, 05/15/19	300	380,865
Comcast Cable Communications LLC
8.88%, 05/01/17	4,530	5,588,608

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Comcast Corp.
3.13%, 07/15/22	$7,500	$7,258,030
4.95%, 06/15/16	1,070	1,173,279
5.15%, 03/01/20	2,092	2,368,791
5.30%, 01/15/14[a]	790	803,123
5.70%, 05/15/18	2,275	2,634,071
5.70%, 07/01/19	1,000	1,157,709
5.85%, 11/15/15	1,806	2,001,243
5.90%, 03/15/16	3,867	4,324,488
6.30%, 11/15/17	3,398	3,983,808
6.50%, 01/15/17	2,413	2,782,043
COX Communications Inc.
5.45%, 12/15/14	347	366,542
5.50%, 10/01/15	610	661,317
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	1,500	1,426,408
2.40%, 03/15/17	2,962	2,936,720
3.50%, 03/01/16	2,476	2,568,726
3.55%, 03/15/15	2,045	2,118,415
3.80%, 03/15/22	2,162	2,011,701
4.60%, 02/15/21 (Call 11/15/20)	2,128	2,141,069
4.75%, 10/01/14	3,050	3,173,293
5.00%, 03/01/21	3,689	3,781,289
5.20%, 03/15/20	600	635,682
5.88%, 10/01/19	1,788	1,972,031
Discovery Communications LLC
3.30%, 05/15/22	6,000	5,650,542
3.70%, 06/01/15	1,780	1,863,509
4.38%, 06/15/21	1,500	1,567,718
5.05%, 06/01/20	1,327	1,456,175
5.63%, 08/15/19[a]	1,050	1,202,111
Historic TW Inc.
6.88%, 06/15/18	1,380	1,647,108
7.25%, 10/15/17	400	473,035
McGraw Hill Financial Inc.
5.90%, 11/15/17	1,225	1,314,052
NBCUniversal Media LLC
2.88%, 04/01/16	3,297	3,440,671
3.65%, 04/30/15	3,500	3,668,178
5.15%, 04/30/20	3,126	3,538,813

Security	Principal (000s)	Value

News America Inc.
3.00%, 09/15/22	$2,000	$1,842,089
4.50%, 02/15/21	3,513	3,682,513
5.30%, 12/15/14	1,773	1,874,168
5.65%, 08/15/20	200	223,698
6.90%, 03/01/19	1,300	1,557,190
8.25%, 08/10/18	100	124,703
Reed Elsevier Capital Inc.
8.63%, 01/15/19	2,200	2,765,594
Reed Elsevier NV
3.13%, 10/15/22 (Call 07/15/22)	84	76,011
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,033,214
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,007,942
4.70%, 10/15/19	1,300	1,411,050
5.70%, 10/01/14	3,865	4,069,338
6.50%, 07/15/18	982	1,148,608
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	5,163	4,809,246
4.13%, 02/15/21 (Call 11/15/20)[a]	1,000	942,994
5.00%, 02/01/20	3,987	3,992,946
5.85%, 05/01/17	2,549	2,762,072
6.75%, 07/01/18	1,301	1,444,417
8.25%, 04/01/19	1,898	2,209,812
8.75%, 02/14/19	4,846	5,728,096
Time Warner Inc.
3.40%, 06/15/22[a]	4,000	3,866,183
4.00%, 01/15/22	750	760,548
4.70%, 01/15/21	2,227	2,376,599
4.75%, 03/29/21	2,830	3,034,043
4.88%, 03/15/20	2,995	3,242,562
5.88%, 11/15/16	2,609	2,946,674
Viacom Inc.
1.25%, 02/27/15	1,900	1,905,919
2.50%, 12/15/16	1,800	1,836,694
3.50%, 04/01/17	1,150	1,199,042
3.88%, 12/15/21	1,250	1,217,325
4.25%, 09/15/15	5,000	5,297,001

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

4.38%, 09/15/14	$2,700	$2,794,261
4.50%, 03/01/21[a]	1,650	1,702,811
5.63%, 09/15/19	600	672,176
6.13%, 10/05/17[a]	160	182,073
6.25%, 04/30/16	1,862	2,078,703
Walt Disney Co. (The)
0.88%, 12/01/14	1,788	1,796,597
1.10%, 12/01/17[a]	1,000	973,318
1.13%, 02/15/17	2,697	2,640,347
1.35%, 08/16/16[a]	1,506	1,518,785
2.35%, 12/01/22[a]	2,000	1,826,722
2.55%, 02/15/22	200	186,869
3.75%, 06/01/21	1,750	1,809,240
5.50%, 03/15/19	1,600	1,826,897
5.63%, 09/15/16	93	104,331
Series B
5.88%, 12/15/17	100	115,162
Washington Post Co. (The)
7.25%, 02/01/19	100	116,987

		181,943,748
METAL FABRICATE & HARDWARE — 0.14%
Precision Castparts Corp.
0.70%, 12/20/15	5,000	4,978,545
1.25%, 01/15/18	1,813	1,748,629
2.50%, 01/15/23 (Call 10/15/22)	1,375	1,257,433

		7,984,607
MINING — 1.94%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	4,532	4,475,581
5.55%, 02/01/17	1,173	1,241,851
5.72%, 02/23/19	279	288,463
6.15%, 08/15/20	1,841	1,919,933
6.75%, 07/15/18	2,079	2,248,050
Barrick Gold Corp.
2.90%, 05/30/16	2,936	2,946,907
3.85%, 04/01/22a	1,675	1,466,698
4.10%, 05/01/23[e]	2,000	1,750,727
6.95%, 04/01/19	2,596	2,899,469
Barrick Gold Finance Co.
4.88%, 11/15/14	160	166,348

Security	Principal (000s)	Value

Barrick North America Finance LLC
4.40%, 05/30/21	$1,303	$1,213,331
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20[a]	3,500	3,471,200
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	3,500	3,518,609
1.13%, 11/21/14	190	191,355
1.63%, 02/24/17	3,696	3,673,761
1.88%, 11/21/16	2,327	2,353,762
2.88%, 02/24/22	1,295	1,216,770
3.25%, 11/21/21	2,382	2,314,464
6.50%, 04/01/19	2,264	2,674,356
7.25%, 03/01/16	670	768,505
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	2,860	2,860,461
2.15%, 03/01/17[a]	850	831,588
2.38%, 03/15/18[e]	600	564,558
3.10%, 03/15/20[e]	1,000	904,773
3.55%, 03/01/22 (Call 12/01/21)	1,862	1,652,867
3.88%, 03/15/23 (Call 12/15/22)[e]	9,400	8,392,750
Goldcorp Inc.
2.13%, 03/15/18[a]	2,400	2,291,390
3.70%, 03/15/23 (Call 12/15/22)	1,900	1,720,881
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	240	216,169
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,247	1,092,704
5.13%, 10/01/19	3,158	3,303,939
Rio Tinto Alcan Inc.
5.00%, 06/01/15	210	223,440
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	1,200	1,216,290
2.25%, 09/20/16	2,350	2,387,739
2.50%, 05/20/16	2,000	2,047,274
3.50%, 11/02/20	1,448	1,418,076

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

3.75%, 09/20/21	$2,032	$1,973,850
4.13%, 05/20/21	1,210	1,214,167
6.50%, 07/15/18	4,278	4,950,967
9.00%, 05/01/19	1,257	1,605,446
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	2,400	2,401,339
1.63%, 08/21/17 (Call 07/21/17)	1,500	1,458,755
2.25%, 12/14/18 (Call 11/14/18)[a]	5,000	4,816,883
2.88%, 08/21/22 (Call 05/21/22)[a]	2,000	1,803,328
Southern Copper Corp.
3.50%, 11/08/22[a]	2,550	2,262,717
Teck Resources Ltd.
2.50%, 02/01/18[a]	1,400	1,351,272
3.00%, 03/01/19	650	622,720
3.15%, 01/15/17[a]	500	505,518
3.85%, 08/15/17	100	102,943
4.75%, 01/15/22 (Call 10/15/21)[a]	2,250	2,196,484
5.38%, 10/01/15	1,000	1,076,207
Vale Inco Ltd.
5.70%, 10/15/15	70	74,917
Vale Overseas Ltd.
4.38%, 01/11/22[a]	3,000	2,813,995
4.63%, 09/15/20[a]	3,000	2,959,779
5.63%, 09/15/19[a]	1,500	1,616,746
6.25%, 01/11/16	2,190	2,403,131
6.25%, 01/23/17[a]	1,322	1,468,477
Xstrata Canada Corp.
5.38%, 06/01/15	760	801,329
6.00%, 10/15/15[a]	1,470	1,585,523

		113,991,532
MULTI-NATIONAL — 5.35%
African Development Bank
0.88%, 03/15/18	480	464,609
1.13%, 03/15/17	1,500	1,499,861
1.25%, 09/02/16	480	484,697
2.50%, 03/15/16	4,800	5,006,532
Corporacion Andina de Fomento
3.75%, 01/15/16	5,400	5,688,819
4.38%, 06/15/22	1,234	1,222,674

Security	Principal (000s)	Value

Council of Europe Development Bank
1.13%, 05/31/18	$5,000	$4,832,513
1.50%, 02/22/17	6,000	6,051,669
1.50%, 06/19/17	1,000	1,004,218
2.75%, 02/10/15	2,000	2,066,892
European Bank for Reconstruction and Development
0.75%, 09/01/17	2,000	1,953,920
1.00%, 02/16/17	4,500	4,485,544
1.00%, 09/17/18	2,500	2,406,261
1.38%, 10/20/16	2,300	2,331,077
1.63%, 09/03/15	5,500	5,624,591
2.50%, 03/15/16	3,000	3,133,122
European Investment Bank
0.63%, 04/15/16	24,000	23,888,465
1.00%, 07/15/15	6,900	6,970,910
1.00%, 12/15/17	10,750	10,477,665
1.00%, 03/15/18	18,250	17,647,206
1.00%, 06/15/18	13,000	12,492,718
1.13%, 09/15/17	5,250	5,170,248
1.63%, 09/01/15	8,700	8,895,225
1.63%, 06/15/17	6,000	6,059,385
1.75%, 03/15/17	8,800	8,943,680
2.13%, 07/15/16	7,750	8,014,147
2.25%, 03/15/16	5,750	5,963,331
2.50%, 05/16/16	8,250	8,615,511
2.75%, 03/23/15	10,700	11,095,783
2.88%, 01/15/15	600	619,925
2.88%, 09/15/20	8,170	8,225,508
4.00%, 02/16/21	600	644,731
4.63%, 05/15/14	8,192	8,439,349
4.88%, 01/17/17	4,730	5,304,279
5.13%, 09/13/16	8,850	9,936,872
5.13%, 05/30/17	3,400	3,864,011
International Bank for Reconstruction and Development
0.50%, 04/15/16	11,000	10,944,535
0.88%, 04/17/17	14,400	14,292,916
1.00%, 09/15/16	8,900	8,941,101
2.13%, 03/15/16[a]	4,600	4,768,045
2.13%, 02/13/23	5,500	5,145,827

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

2.38%, 05/26/15	$8,950	$9,259,609
International Finance Corp.
0.88%, 06/15/18	5,000	4,821,439
1.13%, 11/23/16	9,050	9,098,542
2.13%, 11/17/17	3,500	3,608,164
2.25%, 04/11/16	6,150	6,394,321
2.75%, 04/20/15	2,000	2,075,968
Nordic Investment Bank
0.50%, 04/14/16	6,500	6,463,494
0.75%, 01/17/18	1,000	967,702
1.00%, 03/07/17	400	398,694
2.25%, 03/15/16	5,000	5,186,783
2.63%, 10/06/14	2,000	2,050,303
5.00%, 02/01/17	512	578,969

		314,522,360
OFFICE & BUSINESS EQUIPMENT — 0.27%
Pitney Bowes Inc.
4.75%, 01/15/16[a]	410	433,171
4.75%, 05/15/18	190	197,916
4.88%, 08/15/14	140	144,616
5.00%, 03/15/15	2,120	2,209,691
5.75%, 09/15/17[a]	1,087	1,179,460
Xerox Corp.
2.95%, 03/15/17[a]	500	509,204
4.25%, 02/15/15	2,858	2,979,642
4.50%, 05/15/21	1,629	1,676,825
5.63%, 12/15/19	900	990,841
6.35%, 05/15/18	2,726	3,104,055
6.40%, 03/15/16	1,800	1,999,458
6.75%, 02/01/17	200	227,988

		15,652,867
OIL & GAS — 5.50%
Anadarko Petroleum Corp.
5.95%, 09/15/16	3,102	3,480,255
6.38%, 09/15/17	2,442	2,823,272
6.95%, 06/15/19	750	897,320
8.70%, 03/15/19	2,219	2,826,932
Apache Corp.
1.75%, 04/15/17	1,100	1,095,998
2.63%, 01/15/23 (Call 10/15/22)[a]	360	324,199
3.25%, 04/15/22 (Call 01/15/22)	1,862	1,800,335

Security	Principal (000s)	Value

3.63%, 02/01/21 (Call 11/01/20)	$4,000	$4,018,860
5.63%, 01/15/17	2,505	2,803,626
Apache Finance Canada Corp.
4.38%, 05/15/15	80	84,850
BP Capital Markets PLC
1.38%, 11/06/17	1,000	970,959
1.38%, 05/10/18	3,600	3,456,700
1.85%, 05/05/17	2,965	2,964,121
2.50%, 11/06/22	2,000	1,781,051
2.75%, 05/10/23	5,000	4,508,615
3.13%, 10/01/15	4,704	4,920,653
3.20%, 03/11/16	3,512	3,687,465
3.25%, 05/06/22	2,792	2,661,937
3.56%, 11/01/21	2,500	2,461,436
3.88%, 03/10/15	3,950	4,137,519
4.50%, 10/01/20	2,571	2,735,677
4.74%, 03/11/21	2,933	3,145,764
4.75%, 03/10/19	1,163	1,278,078
British Transco Finance Inc.
6.63%, 06/01/18	130	153,525
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	150,915
3.45%, 11/15/21 (Call 08/15/21)[a]	2,600	2,555,746
4.90%, 12/01/14	70	73,527
5.70%, 05/15/17	2,376	2,669,917
5.90%, 02/01/18	350	399,395
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,000	938,885
3.80%, 09/15/23 (Call 06/15/23)	1,000	985,841
4.50%, 09/15/14	1,850	1,918,931
5.70%, 10/15/19	1,173	1,327,572
Chevron Corp.
0.89%, 06/24/16	5,000	4,990,470
1.10%, 12/05/17 (Call 11/05/17)	2,000	1,942,807
1.72%, 06/24/18 (Call 05/24/18)	5,600	5,506,501
2.36%, 12/05/22 (Call 09/05/22)	5,000	4,579,560

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

3.19%, 06/24/23 (Call 03/24/23)	$2,000	$1,943,821
4.95%, 03/03/19	1,876	2,131,277
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23[a]	5,000	4,440,835
ConocoPhillips
4.60%, 01/15/15	3,600	3,791,958
4.75%, 02/01/14[a]	827	841,488
5.20%, 05/15/18	1,050	1,185,827
5.75%, 02/01/19	1,928	2,227,256
6.00%, 01/15/20	1,387	1,626,502
6.65%, 07/15/18[a]	1,240	1,475,628
ConocoPhillips Co.
1.05%, 12/15/17 (Call 09/15/17)	1,500	1,447,467
2.40%, 12/15/22 (Call 09/15/22)	3,500	3,188,535
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)	750	769,244
3.25%, 05/15/22 (Call 02/15/22)	531	505,641
4.00%, 07/15/21 (Call 04/15/21)[a]	2,250	2,294,208
6.30%, 01/15/19	3,750	4,318,626
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	150	160,991
5.15%, 09/01/14	60	62,601
5.88%, 05/01/19	950	1,107,242
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	1,600	1,587,525
6.50%, 05/15/19	45	52,040
Ensco PLC
3.25%, 03/15/16	2,792	2,907,738
4.70%, 03/15/21	3,353	3,553,266
EOG Resources Inc.
2.50%, 02/01/16	500	516,553
2.63%, 03/15/23 (Call 12/15/22)	288	262,177
2.95%, 06/01/15	1,900	1,972,910
4.10%, 02/01/21	1,229	1,284,803
4.40%, 06/01/20	1,200	1,286,612

Security	Principal (000s)	Value

5.63%, 06/01/19	$1,396	$1,607,717
5.88%, 09/15/17[a]	453	519,753
6.88%, 10/01/18	400	479,781
EQT Corp.
4.88%, 11/15/21	1,350	1,363,844
6.50%, 04/01/18	900	1,009,173
8.13%, 06/01/19	1,650	1,963,321
Hess Corp.
8.13%, 02/15/19	2,826	3,533,002
Husky Energy Inc.
5.90%, 06/15/14	2,290	2,378,657
6.15%, 06/15/19	150	172,316
7.25%, 12/15/19	1,983	2,417,620
Marathon Oil Corp.
0.90%, 11/01/15	8,100	8,075,991
5.90%, 03/15/18	1,524	1,734,200
6.00%, 10/01/17	667	758,346
Marathon Petroleum Corp.
3.50%, 03/01/16	3,690	3,874,350
5.13%, 03/01/21	1,461	1,571,322
Murphy Oil Corp.
2.50%, 12/01/17	4,000	3,943,600
3.70%, 12/01/22 (Call 09/01/22)[a]	1,360	1,256,748
4.00%, 06/01/22 (Call 03/01/22)[a]	1,000	948,693
Nabors Industries Inc.
4.63%, 09/15/21[a]	1,750	1,735,284
9.25%, 01/15/19	3,303	4,087,780
Nexen Inc.
6.20%, 07/30/19	1,750	2,012,054
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	2,848	2,916,107
8.25%, 03/01/19	828	1,023,033
Noble Holding International Ltd.
2.50%, 03/15/17	300	295,949
3.45%, 08/01/15	1,600	1,660,612
3.95%, 03/15/22	250	242,029
4.90%, 08/01/20[a]	1,200	1,253,461
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	2,000	1,940,544

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

1.75%, 02/15/17	$3,300	$3,294,035
2.50%, 02/01/16	400	413,436
2.70%, 02/15/23 (Call 11/15/22)[a]	5,000	4,536,005
3.13%, 02/15/22 (Call 11/15/21)	654	623,154
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,990	2,054,696
PC Financial Partnership
5.00%, 11/15/14	100	104,918
Petro-Canada
6.05%, 05/15/18	3,250	3,750,598
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	1,500	1,638,750
7.25%, 08/15/18 (Call 08/15/14)	3,862	4,190,270
Phillips 66
1.95%, 03/05/15	5,000	5,071,922
2.95%, 05/01/17	3,950	4,060,199
4.30%, 04/01/22	2,000	2,021,160
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	700	687,031
6.65%, 03/15/17[a]	2,000	2,282,760
7.50%, 01/15/20	100	122,205
Plains Exploration & Production Co.
6.50%, 11/15/20 (Call 11/15/15)	5,000	5,300,000
6.88%, 02/15/23 (Call 02/15/18)	3,000	3,180,000
Pride International Inc.
6.88%, 08/15/20	670	793,897
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	1,860	1,901,945
5.00%, 09/01/17	800	864,461
7.88%, 08/01/19	175	210,160
Shell International Finance BV
0.63%, 12/04/15	300	299,238
1.13%, 08/21/17	1,000	977,848

Security	Principal (000s)	Value

2.25%, 01/06/23	$2,000	$1,798,866
2.38%, 08/21/22	750	685,954
3.10%, 06/28/15	5,850	6,105,366
3.25%, 09/22/15	6,394	6,721,408
4.30%, 09/22/19	4,209	4,606,614
4.38%, 03/25/20	130	142,024
5.20%, 03/22/17	115	128,822
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	3,600	3,548,488
Statoil ASA
1.20%, 01/17/18	4,400	4,261,407
1.80%, 11/23/16[a]	500	510,142
2.45%, 01/17/23	2,500	2,274,383
2.90%, 10/15/14	500	512,622
3.13%, 08/17/17	3,960	4,159,082
3.15%, 01/23/22	158	154,096
3.88%, 04/15/14	1,840	1,879,072
5.25%, 04/15/19	1,879	2,134,243
6.70%, 01/15/18	200	235,449
Suncor Energy Inc.
6.10%, 06/01/18	1,163	1,351,968
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	1,750	1,704,372
5.13%, 05/15/15	90	95,364
7.75%, 06/01/19	1,140	1,374,838
Total Capital Canada Ltd.
1.45%, 01/15/18	4,000	3,904,345
2.75%, 07/15/23	600	551,712
Total Capital International SA
0.75%, 01/25/16	3,050	3,031,403
1.50%, 02/17/17	1,792	1,782,744
1.55%, 06/28/17	2,792	2,770,986
2.70%, 01/25/23	3,000	2,760,924
Total Capital SA
2.30%, 03/15/16	465	479,788
3.00%, 06/24/15	2,720	2,830,609
3.13%, 10/02/15	1,848	1,935,188
4.13%, 01/28/21[a]	950	999,724
4.45%, 06/24/20	2,054	2,213,669
Transocean Inc.
4.95%, 11/15/15	1,675	1,798,409

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.05%, 12/15/16	$1,769	$1,927,602
6.00%, 03/15/18	2,482	2,750,814
6.38%, 12/15/21	2,110	2,323,995
6.50%, 11/15/20	1,618	1,786,667
Valero Energy Corp.
4.50%, 02/01/15	2,060	2,158,509
6.13%, 06/15/17	612	693,970
6.13%, 02/01/20	1,066	1,212,299
9.38%, 03/15/19	931	1,201,274
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,741,984
6.25%, 08/01/17	750	877,081

		323,274,236
OIL & GAS SERVICES — 0.43%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	2,100	2,089,837
7.50%, 11/15/18	884	1,098,240
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	2,050	2,183,446
6.38%, 07/15/18	200	232,800
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,000	943,692
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	500	492,968
3.25%, 11/15/21 (Call 08/15/21)[a]	2,000	1,978,357
6.15%, 09/15/19	1,814	2,148,997
National Oilwell Varco Inc.
1.35%, 12/01/17	3,000	2,914,428
2.60%, 12/01/22 (Call 09/01/22)	3,400	3,139,035
Weatherford International Ltd.
5.13%, 09/15/20	1,780	1,840,828
5.50%, 02/15/16	210	226,696
6.35%, 06/15/17	4,985	5,577,840
9.63%, 03/01/19	538	675,378

		25,542,542

Security	Principal (000s)	Value

PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	$100	$102,656
6.80%, 08/01/19	555	648,732
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,011,401
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	76,883

		1,839,672
PHARMACEUTICALS — 3.51%
Abbott Laboratories
4.13%, 05/27/20	300	322,875
5.13%, 04/01/19	2,578	2,906,482
AbbVie Inc.
1.20%, 11/06/15	6,500	6,522,540
1.75%, 11/06/17	7,650	7,520,934
2.00%, 11/06/18	3,800	3,689,364
2.90%, 11/06/22	3,725	3,480,379
Allergan Inc.
1.35%, 03/15/18	2,400	2,316,971
2.80%, 03/15/23 (Call 12/15/22)	500	469,806
3.38%, 09/15/20[a]	2,500	2,527,074
5.75%, 04/01/16[a]	520	574,981
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	1,875	1,854,906
5.88%, 09/15/15	1,095	1,195,735
AstraZeneca PLC
1.95%, 09/18/19	2,000	1,930,502
5.90%, 09/15/17	3,117	3,585,854
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,163	1,120,170
2.00%, 08/01/22	1,231	1,090,442
5.45%, 05/01/18	1,650	1,878,365
Cardinal Health Inc.
3.20%, 06/15/22	900	843,752
3.20%, 03/15/23	1,300	1,198,495
4.00%, 06/15/15	2,090	2,197,481

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

DENTSPLY International Inc.
2.75%, 08/15/16	$140	$141,358
4.13%, 08/15/21 (Call 05/15/21)	1,945	1,954,386
Eli Lilly and Co.
5.20%, 03/15/17	996	1,115,080
Express Scripts Holding Co.
2.10%, 02/12/15	6,000	6,099,921
2.65%, 02/15/17	1,000	1,023,139
2.75%, 11/21/14	1,440	1,472,501
3.13%, 05/15/16	2,099	2,185,795
3.50%, 11/15/16	2,550	2,691,931
3.90%, 02/15/22	1,240	1,244,261
4.75%, 11/15/21	800	850,101
7.25%, 06/15/19	1,150	1,393,985
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	1,000	992,280
2.80%, 03/18/23	3,000	2,795,546
5.65%, 05/15/18	4,230	4,867,761
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	3,446	3,414,851
2.85%, 05/08/22	3,189	3,029,786
Johnson & Johnson
2.15%, 05/15/16	1,801	1,858,204
2.95%, 09/01/20	1,200	1,211,234
3.55%, 05/15/21[a]	1,900	1,977,766
5.15%, 07/15/18	1,563	1,794,039
5.55%, 08/15/17	1,762	2,020,135
McKesson Corp.
0.95%, 12/04/15	2,700	2,700,679
1.40%, 03/15/18	1,000	963,343
2.70%, 12/15/22 (Call 09/15/22)	1,563	1,440,823
3.25%, 03/01/16	1,200	1,257,143
4.75%, 03/01/21 (Call 12/01/20)	1,100	1,190,949
5.70%, 03/01/17	1,617	1,809,306
7.50%, 02/15/19	485	599,463
Mead Johnson Nutrition Co.
3.50%, 11/01/14	1,525	1,565,702
4.90%, 11/01/19	2,800	3,055,497
Medco Health Solutions Inc.
2.75%, 09/15/15	2,400	2,472,803

Security	Principal (000s)	Value

4.13%, 09/15/20	$500	$516,131
7.13%, 03/15/18	2,388	2,864,300
Merck & Co. Inc.
1.10%, 01/31/18	2,000	1,919,864
1.30%, 05/18/18	4,500	4,348,243
2.40%, 09/15/22 (Call 06/15/22)	3,100	2,832,757
2.80%, 05/18/23	2,000	1,864,792
3.88%, 01/15/21 (Call 10/15/20)	1,021	1,065,790
4.00%, 06/30/15	2,790	2,957,753
4.75%, 03/01/15	850	902,747
5.00%, 06/30/19	3,978	4,490,347
Novartis Capital Corp.
2.40%, 09/21/22	5,000	4,593,945
2.90%, 04/24/15	5,330	5,531,636
4.40%, 04/24/20	168	182,582
Novartis Securities Investment Ltd.
5.13%, 02/10/19	3,763	4,282,278
Pfizer Inc.
3.00%, 06/15/23	5,900	5,585,620
4.65%, 03/01/18[a]	200	223,119
5.35%, 03/15/15	5,040	5,390,940
6.20%, 03/15/19	6,584	7,835,149
Pharmacia Corp.
6.50%, 12/01/18	140	168,501
Sanofi
1.20%, 09/30/14	250	251,779
1.25%, 04/10/18	1,500	1,447,216
2.63%, 03/29/16	12,379	12,871,028
4.00%, 03/29/21	2,782	2,920,751
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	83	96,155
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	2,150	2,204,794
2.95%, 12/18/22	1,500	1,375,166
Series 2
3.65%, 11/10/21	1,329	1,302,933
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	3,700	3,828,260

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	$800	$805,326
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	750	735,290
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	2,250	2,106,237
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	300	295,008
3.25%, 10/01/22 (Call 07/01/22)	2,500	2,330,787
5.00%, 08/15/14	80	83,005
6.13%, 08/15/19	2,195	2,527,225
Wyeth LLC
5.45%, 04/01/17[a]	315	356,430
5.50%, 02/15/16	168	186,258
Zoetis Inc.
1.15%, 02/01/16[e]	2,000	1,992,515
1.88%, 02/01/18[e]	225	220,966
3.25%, 02/01/23 (Call 11/01/22)[e]	2,725	2,545,136

		206,455,635
PIPELINES — 2.16%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	110	118,478
5.75%, 09/15/19	850	933,671
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	900	912,445
5.30%, 10/15/14	2,080	2,170,247
5.50%, 08/15/19	500	540,649
6.05%, 01/15/18	2,600	2,888,318
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)[a]	2,023	2,162,481
6.13%, 11/01/17	200	230,187
6.15%, 05/01/16[a]	210	234,504
DCP Midstream Operating LP
3.25%, 10/01/15	480	489,330

Security	Principal (000s)	Value

3.88%, 03/15/23 (Call 12/15/22)	$2,000	$1,809,417
4.95%, 04/01/22 (Call 01/01/22)	1,300	1,289,036
Duke Capital LLC
8.00%, 10/01/19	1,050	1,280,831
El Paso Natural Gas Co.
5.95%, 04/15/17	350	393,443
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	2,000	2,115,220
Enbridge Energy Partners LP
5.20%, 03/15/20	1,695	1,825,960
9.88%, 03/01/19	1,043	1,353,981
Enbridge Inc.
4.90%, 03/01/15	120	126,972
5.60%, 04/01/17[a]	1,975	2,183,266
5.80%, 06/15/14	240	249,370
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	500	464,595
4.65%, 06/01/21 (Call 03/01/21)	1,787	1,833,459
5.20%, 02/01/22 (Call 11/01/21)	1,866	1,967,274
5.95%, 02/01/15	1,140	1,216,015
6.13%, 02/15/17	230	259,027
6.70%, 07/01/18	1,350	1,574,163
9.00%, 04/15/19	840	1,054,150
9.70%, 03/15/19	665	853,386
Enterprise Products Operating LLC
1.25%, 08/13/15	5,400	5,427,189
3.20%, 02/01/16	405	423,170
3.35%, 03/15/23 (Call 12/15/22)	7,300	6,920,132
4.05%, 02/15/22	2,000	2,032,684
5.20%, 09/01/20	168	185,576
5.25%, 01/31/20	600	665,224
6.50%, 01/31/19	1,450	1,701,493
6.65%, 04/15/18	800	951,586
Series G
5.60%, 10/15/14	1,098	1,155,626

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Series L
6.30%, 09/15/17	$2,362	$2,709,242
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	1,000	974,482
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	500	467,191
3.50%, 03/01/16[a]	1,150	1,214,726
3.95%, 09/01/22 (Call 06/01/22)	500	488,813
4.15%, 03/01/22[a]	900	893,522
5.13%, 11/15/14	170	178,720
5.30%, 09/15/20	1,500	1,637,625
5.63%, 02/15/15	75	80,126
5.80%, 03/01/21[a]	150	167,328
5.95%, 02/15/18	1,405	1,607,897
6.00%, 02/01/17	1,000	1,129,534
6.85%, 02/15/20	3,115	3,663,699
9.00%, 02/01/19	1,600	2,034,868
Magellan Midstream Partners LP
4.25%, 02/01/21	1,170	1,218,948
5.65%, 10/15/16	220	246,613
6.55%, 07/15/19	1,525	1,800,559
Northern Border Pipeline Co. Series A
7.50%, 09/15/21	90	104,085
Northwest Pipeline LLC
6.05%, 06/15/18	215	248,144
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	890	824,211
5.20%, 06/15/15[a]	1,270	1,337,840
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	1,000	979,396
3.25%, 02/01/16 (Call 01/01/16)	1,100	1,139,926
3.38%, 10/01/22 (Call 07/01/22)[a]	1,500	1,371,928
6.15%, 10/01/16	425	475,341
8.63%, 03/01/19	1,120	1,407,849

Security	Principal (000s)	Value

Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	$300	$343,215
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	3,475	3,788,678
5.75%, 01/15/20	1,240	1,405,498
6.50%, 05/01/18	200	236,434
8.75%, 05/01/19	1,950	2,512,051
Questar Pipeline Co.
5.83%, 02/01/18	1,000	1,144,991
Southern Natural Gas Co. LLC
5.90%, 04/01/17[e]	325	362,002
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	1,850	1,917,594
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	1,500	1,334,500
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	1,000	1,008,875
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	1,640	1,517,543
4.65%, 02/15/22	150	152,602
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	450	452,786
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,375	1,619,334
Texas Gas Transmission LLC
4.60%, 06/01/15a	1,125	1,171,294
TransCanada PipeLines Ltd.
0.88%, 03/02/15	230	230,365
2.50%, 08/01/22	2,650	2,415,647
3.40%, 06/01/15	950	991,668
3.80%, 10/01/20	3,320	3,444,910
4.88%, 01/15/15	100	105,565
6.35%, 05/15/67 (Call 05/15/17)[c]	500	520,000

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.50%, 08/15/18	$3,186	$3,770,908
7.13%, 01/15/19	149	179,656
9.88%, 01/01/21	320	440,852
Transcontinental Gas Pipe Line Corp.
6.05%, 06/15/18	1,105	1,280,741
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	544,835
4.00%, 07/01/22 (Call 04/01/22)	1,350	1,315,414
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	1,658	1,496,844
7.88%, 09/01/21	1,300	1,564,725
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,250	1,142,227
3.80%, 02/15/15	920	956,602
4.00%, 11/15/21 (Call 08/15/21)	2,750	2,711,683
5.25%, 03/15/20	1,832	1,973,309
7.25%, 02/01/17[a]	2,250	2,605,525

		127,054,041
REAL ESTATE — 0.12%
Brookfield Asset Management Inc.
5.80%, 04/25/17	250	273,529
ProLogis LP
4.50%, 08/15/17	680	724,197
6.13%, 12/01/16	480	538,637
6.25%, 03/15/17	750	840,513
6.63%, 05/15/18	1,600	1,852,366
6.88%, 03/15/20 (Call 12/16/19)	1,640	1,894,952
Regency Centers LP
5.25%, 08/01/15	290	309,394
5.88%, 06/15/17	800	890,734

		7,324,322
REAL ESTATE INVESTMENT TRUSTS — 2.42%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	1,500	1,515,351

Security	Principal (000s)	Value

American Tower Corp.
3.50%, 01/31/23	$4,000	$3,595,115
4.50%, 01/15/18	3,024	3,195,246
4.63%, 04/01/15	1,370	1,424,493
5.05%, 09/01/20	1,000	1,018,775
5.90%, 11/01/21	335	358,420
7.00%, 10/15/17	1,000	1,137,161
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	1,120	1,173,435
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)[a]	550	556,759
5.70%, 03/15/17[a]	750	834,721
5.75%, 09/15/16	190	213,250
6.10%, 03/15/20	300	340,509
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	150	156,616
4.25%, 07/15/22 (Call 04/15/22)	1,500	1,445,954
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	2,030	2,127,977
3.85%, 02/01/23 (Call 11/01/22)	500	486,423
4.13%, 05/15/21	1,049	1,067,902
5.00%, 06/01/15[a]	190	202,673
5.63%, 04/15/15	30	32,207
5.63%, 11/15/20 (Call 08/15/20)	2,200	2,478,895
5.88%, 10/15/19[a]	1,550	1,769,174
BRE Properties Inc.
5.50%, 03/15/17	950	1,040,736
Camden Property Trust
4.63%, 06/15/21 (Call 03/15/21)	200	208,702
5.00%, 06/15/15[a]	140	149,157
CommonWealth REIT
5.88%, 09/15/20 (Call 03/15/20)	500	515,651
6.25%, 08/15/16 (Call 02/15/16)	930	989,249

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.25%, 06/15/17 (Call 12/15/16)	$1,200	$1,286,014
6.65%, 01/15/18 (Call 07/15/17)	200	219,925
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	3,000	3,015,505
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	1,000	903,850
4.50%, 07/15/15 (Call 04/15/15)	800	840,720
5.25%, 03/15/21 (Call 12/15/20)[a]	2,540	2,653,854
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)[a]	1,000	935,663
5.40%, 08/15/14	70	72,827
5.95%, 02/15/17	1,270	1,411,760
6.75%, 03/15/20	1,250	1,426,612
7.38%, 02/15/15	550	595,607
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)[a]	1,500	1,510,065
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	1,629	1,703,880
4.75%, 07/15/20 (Call 04/15/20)	1,500	1,596,466
5.13%, 03/15/16	1,656	1,802,485
5.25%, 09/15/14	100	104,500
5.38%, 08/01/16	750	830,181
5.75%, 06/15/17[a]	1,322	1,479,733
6.58%, 04/13/15	1,000	1,086,967
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	1,000	946,555
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	1,000	911,942
3.75%, 02/01/16	2,015	2,126,736
3.75%, 02/01/19 (Call 11/01/18)[a]	1,700	1,741,442

Security	Principal (000s)	Value

5.38%, 02/01/21 (Call 11/03/20)	$2,418	$2,607,656
5.63%, 05/01/17	140	155,887
6.00%, 01/30/17	800	897,358
6.70%, 01/30/18	1,301	1,517,071
Health Care REIT Inc.
2.25%, 03/15/18[a]	2,400	2,348,682
3.63%, 03/15/16	2,958	3,075,819
3.75%, 03/15/23 (Call 12/15/22)	1,400	1,324,267
4.13%, 04/01/19 (Call 01/01/19)	1,750	1,818,828
4.70%, 09/15/17	2,000	2,171,697
4.95%, 01/15/21 (Call 10/15/20)	1,438	1,514,857
5.25%, 01/15/22 (Call 10/15/21)	300	318,692
5.88%, 05/15/15	100	107,445
6.20%, 06/01/16	745	832,376
Healthcare Realty Trust Inc.
5.75%, 01/15/21	650	704,625
6.50%, 01/17/17	800	895,995
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)[a]	1,500	1,373,294
5.85%, 03/15/17	250	272,398
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	1,250	1,240,913
5.13%, 02/15/15 (Call 08/15/14)	1,130	1,163,371
5.63%, 03/15/17	1,350	1,456,156
6.70%, 01/15/18 (Call 07/15/17)	200	221,800
7.88%, 08/15/14 (Call 02/15/14)	550	567,426
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23 (Call 07/15/23)	1,850	1,695,350
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	3,000	3,221,284

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Kimco Realty Corp.
5.70%, 05/01/17	$2,150	$2,414,901
5.78%, 03/15/16	210	229,800
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	100	103,947
5.13%, 03/02/15	80	84,430
5.50%, 12/15/16	200	220,102
6.63%, 10/01/17	1,600	1,827,632
Mack-Cali Realty Corp.
7.75%, 08/15/19	450	541,163
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	2,400	2,361,102
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,080,539
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	897	855,557
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	2,700	2,604,971
3.25%, 10/15/22 (Call 07/15/22)	1,000	907,159
5.95%, 09/15/16	690	768,716
6.75%, 08/15/19	1,350	1,571,846
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)	150	153,337
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	1,950	1,962,479
2.80%, 01/30/17 (Call 10/30/16)	2,400	2,465,732
4.13%, 12/01/21 (Call 09/01/21)	5,440	5,621,699
4.20%, 02/01/15 (Call 11/01/14)	1,520	1,580,107
4.38%, 03/01/21 (Call 12/01/20)	1,471	1,553,096
5.10%, 06/15/15	688	738,661

Security	Principal (000s)	Value

5.25%, 12/01/16 (Call 09/02/16)	$1,790	$1,985,938
5.65%, 02/01/20 (Call 11/01/19)	1,128	1,278,076
5.75%, 12/01/15 (Call 09/02/15)	380	415,554
5.88%, 03/01/17 (Call 12/01/16)	350	393,610
6.10%, 05/01/16 (Call 02/01/16)	2,020	2,252,114
6.13%, 05/30/18	1,383	1,603,748
10.35%, 04/01/19	500	679,781
UDR Inc.
4.25%, 06/01/18	950	1,001,994
4.63%, 01/10/22 (Call 10/10/21)	700	710,554
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	2,400	2,321,643
2.70%, 04/01/20 (Call 01/01/20)	3,000	2,815,234
3.13%, 11/30/15	550	571,051
4.25%, 03/01/22 (Call 12/01/21)	2,000	1,999,833
4.75%, 06/01/21 (Call 03/01/21)	1,800	1,876,687
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	2,000	2,076,710
5.00%, 01/15/22	500	520,732
Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	250	257,750
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	183,293
Weyerhaeuser Co.
7.38%, 10/01/19	1,000	1,192,258

		142,524,623

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

RETAIL — 2.26%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	$390	$380,632
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	1,650	1,596,375
4.00%, 11/15/20 (Call 08/15/20)[a]	150	150,888
5.50%, 11/15/15	150	164,034
5.75%, 01/15/15	2,185	2,327,975
Costco Wholesale Corp.
1.13%, 12/15/17	2,500	2,428,197
1.70%, 12/15/19	2,000	1,906,935
5.50%, 03/15/17	1,650	1,864,200
CVS Caremark Corp.
3.25%, 05/18/15	2,200	2,280,501
4.75%, 05/18/20 (Call 12/18/19)	3,700	4,043,440
4.88%, 09/15/14	110	114,817
5.75%, 06/01/17	2,710	3,085,399
6.13%, 08/15/16	480	542,337
Darden Restaurants Inc.
4.50%, 10/15/21[a]	2,250	2,264,853
6.20%, 10/15/17	215	238,364
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	3,200	2,906,244
Family Dollar Stores Inc.
5.00%, 02/01/21	140	143,023
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	3,150	3,478,917
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)	2,559	2,787,701
5.40%, 03/01/16	8,351	9,243,353
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	2,188	2,165,096
6.25%, 12/15/17[a]	1,600	1,814,334

Security	Principal (000s)	Value

Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	$4,650	$4,620,894
2.13%, 04/15/16 (Call 03/15/16)	2,400	2,460,953
3.12%, 04/15/22 (Call 01/15/22)[a]	1,403	1,360,342
3.75%, 04/15/21 (Call 01/15/21)	150	153,873
3.80%, 11/15/21 (Call 08/15/21)[a]	3,400	3,505,622
4.63%, 04/15/20 (Call 10/15/19)	1,800	1,968,576
5.00%, 10/15/15	290	315,329
5.40%, 10/15/16	1,250	1,403,932
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	1,960	1,949,290
5.90%, 12/01/16	2,723	3,077,707
McDonald’s Corp.
1.88%, 05/29/19[a]	5,000	4,885,112
2.63%, 01/15/22	654	623,227
3.63%, 05/20/21	1,250	1,285,885
5.30%, 03/15/17[a]	245	274,681
5.35%, 03/01/18	1,156	1,316,302
5.80%, 10/15/17	500	577,940
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[a]	1,000	1,034,924
4.75%, 05/01/20[a]	500	541,436
6.25%, 01/15/18[a]	2,540	2,903,319
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,500	1,446,257
4.63%, 09/15/21 (Call 06/15/21)	1,700	1,742,791
4.88%, 01/14/21 (Call 10/14/20)	115	121,349
QVC Inc.
5.13%, 07/02/22	2,000	1,996,092
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	2,240	2,148,868

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Starbucks Corp.
6.25%, 08/15/17	$350	$401,923
Target Corp.
2.90%, 01/15/22	2,262	2,192,714
3.88%, 07/15/20	1,127	1,198,476
5.38%, 05/01/17	112	126,338
5.88%, 07/15/16	92	104,645
6.00%, 01/15/18	2,374	2,769,150
TJX Companies Inc. (The)
4.20%, 08/15/15[a]	200	212,811
6.95%, 04/15/19	1,405	1,681,734
Wal-Mart Stores Inc.
1.13%, 04/11/18	2,500	2,414,395
1.50%, 10/25/15	1,931	1,960,223
2.25%, 07/08/15	1,160	1,194,370
2.55%, 04/11/23 (Call 01/11/23)	6,750	6,203,335
2.80%, 04/15/16	2,818	2,948,362
3.25%, 10/25/20	1,629	1,649,559
3.63%, 07/08/20	977	1,011,367
4.13%, 02/01/19[a]	1,450	1,560,715
4.25%, 04/15/21	2,499	2,683,596
4.50%, 07/01/15	110	117,624
5.38%, 04/05/17	1,661	1,875,787
5.80%, 02/15/18	1,898	2,212,421
Walgreen Co.
1.80%, 09/15/17	3,100	3,075,560
3.10%, 09/15/22	2,500	2,330,384
5.25%, 01/15/19	627	702,968
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	625	614,103
3.88%, 11/01/20 (Call 08/01/20)	300	299,489
4.25%, 09/15/15	100	105,940
5.30%, 09/15/19	1,275	1,395,005
6.25%, 04/15/16	200	223,195
6.25%, 03/15/18	1,568	1,803,969

		132,712,474
SAVINGS & LOANS — 0.10%
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,139,998

Security	Principal (000s)	Value

Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	$1,750	$1,781,474
3.45%, 08/27/18	2,500	2,524,677
4.63%, 04/19/16[a]	400	418,315

		5,864,464
SEMICONDUCTORS — 0.54%
Altera Corp.
1.75%, 05/15/17	2,000	1,971,341
Analog Devices Inc.
3.00%, 04/15/16[a]	400	415,811
Applied Materials Inc.
2.65%, 06/15/16	400	413,539
4.30%, 06/15/21	1,100	1,141,857
Broadcom Corp.
2.38%, 11/01/15	2,550	2,625,584
2.50%, 08/15/22[a]	6,000	5,454,560
2.70%, 11/01/18	1,200	1,219,475
Intel Corp.
1.35%, 12/15/17	4,000	3,913,962
1.95%, 10/01/16	2,184	2,236,254
2.70%, 12/15/22	2,000	1,846,644
3.30%, 10/01/21	5,186	5,138,010
KLA-Tencor Corp.
6.90%, 05/01/18	1,000	1,156,614
National Semiconductor Corp.
6.60%, 06/15/17[a]	1,400	1,625,241
Texas Instruments Inc.
0.45%, 08/03/15	1,500	1,493,177
1.65%, 08/03/19	719	681,571
2.38%, 05/16/16	698	722,480

		32,056,120
SOFTWARE — 1.21%
Adobe Systems Inc.
3.25%, 02/01/15	880	908,554
4.75%, 02/01/20	2,290	2,462,473
Autodesk Inc.
1.95%, 12/15/17	875	849,820
BMC Software Inc.
4.25%, 02/15/22	1,845	1,808,100
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	1,360	1,352,237

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.38%, 12/01/19	$1,150	$1,256,265
6.13%, 12/01/14	5,230	5,549,273
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15	1,000	1,027,759
4.38%, 12/01/22 (Call 09/01/22)	1,000	968,359
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	500	452,093
5.00%, 03/15/22 (Call 03/15/17)	3,500	3,570,000
Fiserv Inc.
3.13%, 06/15/16	5,600	5,830,740
3.50%, 10/01/22 (Call 07/01/22)	1,000	933,053
4.63%, 10/01/20[a]	1,000	1,034,959
4.75%, 06/15/21	850	874,937
6.80%, 11/20/17	1,250	1,452,800
Intuit Inc.
5.75%, 03/15/17	1,410	1,567,920
Microsoft Corp.
1.63%, 09/25/15	611	623,988
2.38%, 05/01/23 (Call 02/01/23)	1,000	905,171
2.50%, 02/08/16[a]	3,044	3,164,256
4.00%, 02/08/21	2,500	2,648,061
4.20%, 06/01/19	2,974	3,270,886
Oracle Corp.
1.20%, 10/15/17	3,600	3,492,962
2.50%, 10/15/22	5,000	4,574,797
3.63%, 07/15/23	4,000	3,971,404
3.75%, 07/08/14	6,310	6,491,046
3.88%, 07/15/20	326	340,867
5.00%, 07/08/19	1,219	1,369,518
5.25%, 01/15/16	3,923	4,316,967
5.75%, 04/15/18	3,671	4,234,722

		71,303,987
TELECOMMUNICATIONS — 4.03%
America Movil SAB de CV
2.38%, 09/08/16	2,900	2,935,306
3.13%, 07/16/22	5,000	4,517,829
3.63%, 03/30/15	1,000	1,030,859

Security	Principal (000s)	Value

5.00%, 03/30/20	$4,000	$4,240,746
5.63%, 11/15/17[a]	1,150	1,297,273
5.75%, 01/15/15	140	148,367
AT&T Inc.
0.80%, 12/01/15	8,200	8,165,654
0.88%, 02/13/15	210	210,261
1.40%, 12/01/17	1,500	1,454,282
1.60%, 02/15/17	5,136	5,095,905
1.70%, 06/01/17	4,896	4,851,176
2.40%, 08/15/16	3,351	3,446,918
2.50%, 08/15/15	8,361	8,613,363
2.95%, 05/15/16	4,663	4,862,060
3.00%, 02/15/22	500	472,973
3.88%, 08/15/21	4,473	4,525,907
4.45%, 05/15/21	1,785	1,882,315
5.10%, 09/15/14	2,660	2,783,532
5.50%, 02/01/18	3,633	4,117,849
5.63%, 06/15/16	1,908	2,120,047
5.80%, 02/15/19	4,588	5,253,814
BellSouth Corp.
5.20%, 09/15/14	1,000	1,047,153
5.20%, 12/15/16	240	267,505
British Telecommunications PLC
2.00%, 06/22/15	7,350	7,469,585
5.95%, 01/15/18	2,113	2,412,695
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	2,500	2,299,895
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	4,028	5,131,779
CenturyLink Inc.
Series M
5.00%, 02/15/15	600	627,000
Cisco Systems Inc.
3.15%, 03/14/17	2,101	2,201,121
4.45%, 01/15/20	3,312	3,624,403
4.95%, 02/15/19	1,219	1,370,142
5.50%, 02/22/16	6,432	7,144,887
Corning Inc.
1.45%, 11/15/17[a]	5,000	4,859,128
4.25%, 08/15/20	365	384,028
6.63%, 05/15/19	40	47,310

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Deutsche Telekom International Finance BV
5.75%, 03/23/16	$120	$132,486
6.00%, 07/08/19	1,089	1,266,035
6.75%, 08/20/18	2,118	2,519,372
Embarq Corp.
7.08%, 06/01/16	533	594,356
GTE Corp.
6.84%, 04/15/18	890	1,046,778
Harris Corp.
4.40%, 12/15/20	200	206,900
6.38%, 06/15/19	1,365	1,553,300
Juniper Networks Inc.
3.10%, 03/15/16	1,395	1,434,273
4.60%, 03/15/21	2,760	2,777,117
Motorola Solutions Inc.
3.75%, 05/15/22	1,500	1,424,637
6.00%, 11/15/17	300	337,137
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	6,633	6,496,251
Orange
2.13%, 09/16/15	1,303	1,323,566
2.75%, 09/14/16	1,396	1,434,686
4.13%, 09/14/21	2,134	2,132,988
4.38%, 07/08/14	2,200	2,265,219
5.38%, 07/08/19	1,034	1,129,797
Qwest Corp.
6.50%, 06/01/17[a]	1,250	1,399,100
6.75%, 12/01/21	1,181	1,289,848
7.50%, 10/01/14	1,500	1,599,890
Rogers Communications Inc.
6.80%, 08/15/18	3,100	3,693,065
Telecom Italia Capital SA
4.95%, 09/30/14	1,610	1,652,263
5.25%, 10/01/15	3,602	3,730,583
6.18%, 06/18/14	210	216,525
7.00%, 06/04/18[a]	927	996,236
7.18%, 06/18/19[a]	1,650	1,780,831
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	1,500	1,459,580
Telefonica Emisiones SAU
3.73%, 04/27/15	1,380	1,409,387

Security	Principal (000s)	Value

3.99%, 02/16/16	$711	$733,425
4.57%, 04/27/23	2,000	1,878,850
4.95%, 01/15/15	2,200	2,277,986
5.13%, 04/27/20	799	805,764
5.46%, 02/16/21	5,364	5,455,867
5.88%, 07/15/19	698	742,113
6.22%, 07/03/17[a]	1,300	1,416,007
6.42%, 06/20/16	4,411	4,831,231
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	990	1,042,887
Verizon Communications Inc.
1.10%, 11/01/17	1,000	964,026
1.25%, 11/03/14	515	517,164
2.00%, 11/01/16	2,883	2,931,187
2.45%, 11/01/22 (Call 08/01/22)	1,000	878,340
3.00%, 04/01/16	4,325	4,515,917
3.50%, 11/01/21	9,420	9,234,648
4.60%, 04/01/21	2,323	2,439,412
5.50%, 02/15/18	1,058	1,200,388
5.55%, 02/15/16	2,532	2,790,722
6.10%, 04/15/18	1,706	1,980,218
6.35%, 04/01/19	3,089	3,607,889
8.75%, 11/01/18	906	1,160,856
Verizon Global Funding Corp.
4.90%, 09/15/15[a]	330	356,338
Vodafone Group PLC
0.90%, 02/19/16	4,400	4,342,859
1.25%, 09/26/17	2,500	2,398,182
1.50%, 02/19/18	2,100	2,017,445
2.50%, 09/26/22	1,000	883,185
2.88%, 03/16/16	4,300	4,440,601
2.95%, 02/19/23	5,000	4,551,903
4.38%, 03/16/21[a]	500	520,296
4.63%, 07/15/18[a]	320	350,170
5.00%, 09/15/15	92	99,236
5.38%, 01/30/15	240	254,743
5.45%, 06/10/19	1,750	1,960,522
5.63%, 02/27/17	2,308	2,575,851
5.75%, 03/15/16	2,392	2,650,142

		237,021,643

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

TEXTILES — 0.06%
Cintas Corp. No. 2
2.85%, 06/01/16	$1,275	$1,300,134
4.30%, 06/01/21	340	352,418
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,500	1,420,061
6.38%, 01/15/16	500	553,000

		3,625,613
TOYS, GAMES & HOBBIES — 0.03%
Mattel Inc.
1.70%, 03/15/18[a]	1,000	969,890
2.50%, 11/01/16	400	410,972
4.35%, 10/01/20	500	524,788

		1,905,650
TRANSPORTATION — 1.04%
Burlington Northern Santa Fe Corp.
3.00%, 03/15/23 (Call 12/15/22)	2,400	2,236,245
3.05%, 03/15/22 (Call 12/15/21)	1,600	1,526,494
3.05%, 09/01/22 (Call 06/01/22)	2,000	1,889,231
4.70%, 10/01/19	2,434	2,690,385
4.88%, 01/15/15	90	94,945
5.75%, 03/15/18	1,966	2,251,790
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	1,900	1,905,610
2.25%, 11/15/22 (Call 08/15/22)	550	498,238
5.55%, 03/01/19	2,550	2,925,588
5.80%, 06/01/16	180	201,508
Canadian Pacific Railway Co.
7.25%, 05/15/19	2,000	2,424,560
9.45%, 08/01/21	70	93,959
Con-Way Inc.
7.25%, 01/15/18	1,100	1,248,919
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	103,382

Security	Principal (000s)	Value

4.25%, 06/01/21 (Call 03/01/21)	$1,900	$1,995,598
6.25%, 04/01/15	1,350	1,461,300
6.25%, 03/15/18	350	406,732
7.38%, 02/01/19	2,750	3,354,335
7.90%, 05/01/17	210	250,673
CSX Transportation Inc.
6.25%, 01/15/23	3,759	4,264,102
FedEx Corp.
2.63%, 08/01/22[a]	1,750	1,595,459
8.00%, 01/15/19	750	930,367
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	1,350	1,288,522
3.25%, 12/01/21 (Call 09/01/21)[a]	1,500	1,470,978
5.26%, 09/17/14	50	52,319
5.75%, 01/15/16	1,550	1,714,134
5.75%, 04/01/18	1,550	1,777,390
5.90%, 06/15/19[a]	1,590	1,846,657
7.70%, 05/15/17	830	994,697
Norfolk Southern Railway Co.
9.75%, 06/15/20	150	205,634
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	500	495,788
2.50%, 03/01/18 (Call 02/01/18)	1,250	1,236,643
3.15%, 03/02/15	925	944,976
3.50%, 06/01/17	950	969,947
3.60%, 03/01/16	100	103,122
5.85%, 11/01/16[a]	1,400	1,550,552
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)	500	525,383
4.16%, 07/15/22 (Call 04/15/22)	964	1,008,472
4.88%, 01/15/15	70	73,945
5.70%, 08/15/18	1,137	1,305,343
5.75%, 11/15/17	1,350	1,544,135
United Parcel Service Inc.
2.45%, 10/01/22	1,800	1,669,742
3.13%, 01/15/21	2,614	2,621,340

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.13%, 04/01/19	$1,431	$1,625,261
5.50%, 01/15/18	1,111	1,267,780
8.38%, 04/01/20[a]	350	454,278

		61,096,458
TRUCKING & LEASING — 0.04%
GATX Corp.
3.50%, 07/15/16	1,050	1,081,624
4.85%, 06/01/21	1,150	1,175,878

		2,257,502
WATER — 0.02%
American Water Capital Corp.
6.09%, 10/15/17	500	570,747
United Utilities PLC
4.55%, 06/19/18	150	154,196
5.38%, 02/01/19	210	224,414

		949,357

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,165,059,933)		5,184,448,501

FOREIGN AGENCY OBLIGATIONS[f] — 6.08%

AUSTRIA — 0.16%
Oesterreichische Kontrollbank AG
2.00%, 06/03/16	4,800	4,939,792
4.88%, 02/16/16[a]	4,280	4,699,054

		9,638,846
BRAZIL — 0.64%
Petrobras International Finance Co.
2.88%, 02/06/15	3,000	3,043,678
3.50%, 02/06/17[a]	3,500	3,497,233
3.88%, 01/27/16	2,000	2,051,155
5.38%, 01/27/21[a]	10,750	10,507,892
5.75%, 01/20/20[a]	5,250	5,347,286
5.88%, 03/01/18	4,737	5,028,556
6.13%, 10/06/16	2,550	2,771,501
7.88%, 03/15/19	4,950	5,604,392

		37,851,693
CANADA — 1.96%
British Columbia (Province of)
1.20%, 04/25/17[a]	1,250	1,251,542
2.00%, 10/23/22[a]	3,300	2,995,835
2.10%, 05/18/16	2,550	2,638,088

Security	Principal (000s)	Value

2.65%, 09/22/21	$750	$734,357
2.85%, 06/15/15	2,850	2,970,328
Export Development Canada
0.50%, 09/15/15	1,000	1,000,708
0.75%, 12/15/17[a]	6,500	6,339,683
1.25%, 10/27/15	500	507,855
1.25%, 10/26/16	500	505,025
Hydro-Quebec
1.38%, 06/19/17	2,850	2,838,456
2.00%, 06/30/16	2,900	2,977,533
8.40%, 01/15/22	580	769,667
9.40%, 02/01/21	200	275,194
Manitoba (Province of)
2.10%, 09/06/22	2,000	1,829,086
4.90%, 12/06/16[a]	3,750	4,200,720
New Brunswick (Province of)
5.20%, 02/21/17[a]	850	958,856
Nova Scotia (Province of)
5.13%, 01/26/17	1,250	1,403,841
9.25%, 03/01/20	2,000	2,690,822
Ontario (Province of)
0.95%, 05/26/15	500	503,386
1.00%, 07/22/16	5,000	4,988,649
1.10%, 10/25/17	2,000	1,958,112
1.20%, 02/14/18	5,000	4,868,881
1.60%, 09/21/16	6,450	6,539,456
1.65%, 09/27/19	5,500	5,237,899
2.30%, 05/10/16	9,550	9,882,601
2.70%, 06/16/15	6,000	6,225,800
2.95%, 02/05/15	5,700	5,902,543
4.00%, 10/07/19	4,900	5,300,523
4.40%, 04/14/20[a]	4,950	5,442,579
4.50%, 02/03/15	310	327,543
4.75%, 01/19/16	320	348,907
4.95%, 11/28/16[a]	3,250	3,634,430
5.45%, 04/27/16	2,475	2,764,269
Quebec (Province of)
2.75%, 08/25/21	3,750	3,621,050
3.50%, 07/29/20	3,450	3,573,535
4.60%, 05/26/15	2,990	3,198,942
4.63%, 05/14/18[a]	1,000	1,121,634
5.00%, 03/01/16	2,392	2,633,295
5.13%, 11/14/16[a]	500	561,344

		115,522,974

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

COLOMBIA — 0.08%
Ecopetrol SA
7.63%, 07/23/19[a]	$4,250	$4,930,000

		4,930,000
GERMANY — 0.03%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,500	1,467,379

		1,467,379
JAPAN — 0.51%
Development Bank of Japan Inc.
4.25%, 06/09/15	490	521,661
5.13%, 02/01/17[a]	2,600	2,932,748
Japan Finance Corp.
1.88%, 09/24/15	1,500	1,537,644
2.13%, 02/07/19	1,000	996,069
2.25%, 07/13/16[a]	3,500	3,625,333
2.50%, 01/21/16[a]	2,900	3,014,291
2.50%, 05/18/16[a]	3,000	3,126,006
2.88%, 02/02/15	2,540	2,623,179
3.38%, 07/31/23	5,000	4,947,946
Japan Finance Organization for Municipalities
4.00%, 01/13/21	3,300	3,549,480
4.63%, 04/21/15	250	266,401
5.00%, 05/16/17	2,300	2,597,044

		29,737,802
MEXICO — 0.49%
Pemex Project Funding Master Trust
5.75%, 03/01/18[a]	3,467	3,813,700
Petroleos Mexicanos
3.50%, 01/30/23	6,250	5,593,750
4.88%, 03/15/15	2,190	2,288,550
4.88%, 01/24/22[a]	6,000	6,030,000
5.50%, 01/21/21	4,300	4,536,500
6.00%, 03/05/20[a]	2,900	3,190,000
8.00%, 05/03/19	2,950	3,547,375

		28,999,875
NETHERLANDS — 0.14%
Petrobras Global Finance BV
2.00%, 05/20/16	500	491,419
3.00%, 01/15/19[a]	1,000	924,309

Security	Principal (000s)	Value

4.38%, 05/20/23[a]	$7,500	$6,605,651

		8,021,379
SOUTH KOREA — 0.47%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	1,500	1,494,812
3.75%, 10/20/16	600	634,784
4.00%, 01/11/17	750	788,905
4.00%, 01/29/21	500	503,761
4.13%, 09/09/15	3,300	3,479,447
4.38%, 09/15/21	3,200	3,303,583
5.00%, 04/11/22	1,000	1,078,110
5.13%, 03/16/15	190	200,359
5.13%, 06/29/20	2,950	3,188,172
5.88%, 01/14/15	1,610	1,707,615
Korea Development Bank (The)
1.50%, 01/22/18	3,500	3,319,572
3.00%, 09/14/22[a]	1,000	929,699
3.25%, 03/09/16	3,000	3,107,644
3.50%, 08/22/17	1,430	1,480,813
4.00%, 09/09/16	1,500	1,590,335
4.38%, 08/10/15	585	618,350

		27,425,961
SUPRANATIONAL — 1.37%
Asian Development Bank
0.50%, 06/20/16	12,920	12,827,308
1.13%, 03/15/17	7,000	7,012,036
1.38%, 03/23/20	4,900	4,622,149
1.75%, 03/21/19	300	296,827
1.88%, 10/23/18	2,500	2,507,035
2.50%, 03/15/16	3,200	3,344,052
2.63%, 02/09/15	5,950	6,140,656
5.50%, 06/27/16	1,150	1,300,788
Inter-American Development Bank
0.88%, 03/15/18	8,500	8,238,350
1.13%, 03/15/17	2,000	2,002,748
1.38%, 10/18/16	3,000	3,043,248
1.75%, 08/24/18	2,500	2,503,296
2.25%, 07/15/15	11,100	11,468,355
3.88%, 02/14/20	750	819,738
4.25%, 09/10/18	2,000	2,239,037
5.13%, 09/13/16	5,492	6,186,629

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Series E
3.88%, 09/17/19	$5,500	$6,043,221

		80,595,473
SWEDEN — 0.23%
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,750,773
1.13%, 04/05/18	1,500	1,454,857
1.75%, 10/20/15	1,355	1,387,057
2.13%, 07/13/16	5,450	5,621,735
3.25%, 09/16/14	1,500	1,544,640
5.13%, 03/01/17	1,288	1,459,511

		13,218,573

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $358,906,056)		357,409,955

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.94%

BRAZIL — 0.47%
Brazil (Federative Republic of)
2.63%, 01/05/23[a]	2,500	2,143,750
4.88%, 01/22/21	6,575	6,887,312
5.88%, 01/15/19[a]	3,550	3,967,125
6.00%, 01/17/17	3,525	3,937,425
7.88%, 03/07/15	3,200	3,488,000
8.00%, 01/15/18[a]	1,929	2,170,125
8.88%, 10/14/19[a]	2,250	2,891,250
12.75%, 01/15/20	1,500	2,280,000

		27,764,987
CANADA — 0.18%
Canada (Government of)
0.88%, 02/14/17	7,125	7,090,098
2.38%, 09/10/14	3,570	3,645,094

		10,735,192
CHILE — 0.10%
Chile (Republic of)
2.25%, 10/30/22	1,000	875,500
3.25%, 09/14/21	5,250	5,092,500

		5,968,000
COLOMBIA — 0.32%
Colombia (Republic of)
4.38%, 07/12/21	5,300	5,392,750
7.38%, 01/27/17	2,600	3,016,000
7.38%, 03/18/19[a]	6,000	7,192,500

Security	Principal (000s)	Value

8.25%, 12/22/14	$1,450	$1,580,500
11.75%, 02/25/20	1,000	1,437,500

		18,619,250
ISRAEL — 0.16%
Israel (State of)
4.00%, 06/30/22[a]	2,400	2,454,000
5.13%, 03/26/19[a]	4,450	4,995,125
5.50%, 11/09/16[a]	1,600	1,804,000

		9,253,125
ITALY — 0.47%
Italy (Republic of)
3.13%, 01/26/15	5,290	5,430,536
4.50%, 01/21/15	8,371	8,748,955
5.25%, 09/20/16	12,530	13,511,978

		27,691,469
JAPAN — 0.06%
Japan (Government of)
1.13%, 07/19/17[a]	3,500	3,451,418

		3,451,418
MEXICO — 0.54%
United Mexican States
3.63%, 03/15/22[a]	3,600	3,510,000
5.13%, 01/15/20	7,150	7,865,000
5.63%, 01/15/17	7,000	7,770,000
5.95%, 03/19/19[a]	5,700	6,543,600
6.63%, 03/03/15	810	874,800
8.13%, 12/30/19	3,400	4,437,000
11.38%, 09/15/16[a]	800	1,036,000

		32,036,400
PANAMA — 0.07%
Panama (Republic of)
5.20%, 01/30/20[a]	2,900	3,161,000
7.25%, 03/15/15	1,000	1,087,500

		4,248,500
PERU — 0.07%
Peru (Republic of)
7.13%, 03/30/19[a]	1,725	2,052,750
9.88%, 02/06/15[a]	1,625	1,810,006

		3,862,756
PHILIPPINES — 0.19%
Philippines (Republic of the)
4.00%, 01/15/21	5,000	5,056,250

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

9.88%, 01/15/19	$4,500	$5,906,250

		10,962,500
POLAND — 0.45%
Poland (Republic of)
3.88%, 07/16/15	4,950	5,197,500
5.00%, 10/19/15[a]	770	832,755
5.00%, 03/23/22[a]	4,200	4,388,454
5.13%, 04/21/21[a]	3,300	3,493,875
6.38%, 07/15/19	11,000	12,611,500

		26,524,084
SOUTH AFRICA — 0.15%
South Africa (Republic of)
5.50%, 03/09/20[a]	4,000	4,150,000
6.88%, 05/27/19[a]	4,250	4,760,000

		8,910,000
SOUTH KOREA — 0.10%
Korea (Republic of)
4.88%, 09/22/14	370	385,100
5.13%, 12/07/16[a]	750	826,140
7.13%, 04/16/19	3,800	4,626,684

		5,837,924
TURKEY — 0.59%
Turkey (Republic of)
3.25%, 03/23/23[a]	15,000	12,262,500
6.25%, 09/26/22[a]	3,000	3,090,000
6.75%, 04/03/18	15,000	16,425,000
7.50%, 07/14/17	2,500	2,787,500

		34,565,000
URUGUAY — 0.02%
Uruguay (Republic of)
8.00%, 11/18/22[a]	1,000	1,230,000

		1,230,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $236,104,701)		231,660,605

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 0.43%

CALIFORNIA — 0.12%
Southern California Public Power Authority RB Electric Power & Light Revenues Series B
6.93%, 05/15/17 (AGM)	$600	$703,644
State of California GO
3.95%, 11/01/15	875	928,743
5.25%, 04/01/14	1,000	1,026,170
5.45%, 04/01/15	1,360	1,454,166
5.75%, 03/01/17	500	563,060
5.95%, 04/01/16	290	322,051
6.20%, 10/01/19[a]	1,500	1,745,010
State of California GO BAB
5.70%, 11/01/21	500	558,495

		7,301,339
FLORIDA — 0.06%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
1.30%, 07/01/16	1,155	1,142,249
3.00%, 07/01/20	2,500	2,300,675

		3,442,924
ILLINOIS — 0.17%
State of Illinois GO
4.07%, 01/01/14	1,600	1,615,168
4.42%, 01/01/15	3,600	3,721,356
4.96%, 03/01/16	500	526,455
5.37%, 03/01/17	250	263,925
5.67%, 03/01/18	2,000	2,134,420
5.88%, 03/01/19	1,690	1,813,961

		10,075,285
KENTUCKY — 0.01%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
3.17%, 04/01/18	413	423,370

		423,370

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2013

Security	Principal or Shares (000s)	Value

MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GO BAB Series E
4.20%, 12/01/21	$600	$635,580

		635,580
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/20 (AGM)	3,000	2,312,400
0.00%, 02/15/21 (AGM)	480	348,202
0.00%, 02/15/23 (AGM)	180	113,875
New Jersey State Turnpike Authority RB Turnpike Revenue Series B
4.25%, 01/01/16 (AMBAC)	315	322,235

		3,096,712
WASHINGTON — 0.01%
Energy Northwest RB Electric Power & Light Revenues Series E
2.20%, 07/01/19	500	481,045

		481,045

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $25,046,915)		25,456,255

SHORT-TERM INVESTMENTS — 5.65%

MONEY MARKET FUNDS — 5.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,g,h]	267,400	267,400,428
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[d,g,h]	24,793	24,792,887
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,g]	40,041	40,040,518

		332,233,833

TOTAL SHORT-TERM INVESTMENTS
(Cost: $332,233,833)		332,233,833

Value

TOTAL INVESTMENTS IN SECURITIES — 104.26%
(Cost: $6,117,351,438)	$6,131,209,149
Other Assets, Less Liabilities — (4.26)%	(250,286,874)

NET ASSETS — 100.00%	$5,880,922,275

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 83.25%

ADVERTISING — 0.22%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$400	$368,318
4.00%, 03/15/22	100	95,109
Omnicom Group Inc.
3.63%, 05/01/22	500	484,514
4.45%, 08/15/20	200	209,725
5.90%, 04/15/16	280	312,265
WPP Finance 2010
4.75%, 11/21/21	600	612,169

		2,082,100
AEROSPACE & DEFENSE — 1.13%
Boeing Co. (The)
3.50%, 02/15/15	300	312,640
4.88%, 02/15/20	200	224,957
5.88%, 02/15/40	250	300,350
6.88%, 03/15/39	300	403,198
Embraer SA
5.15%, 06/15/22[a]	350	346,500
General Dynamics Corp.
1.00%, 11/15/17	250	240,905
2.25%, 07/15/16	150	154,614
2.25%, 11/15/22 (Call 08/15/22)	450	403,344
3.88%, 07/15/21 (Call 04/15/21)	100	103,154
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	290	295,482
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	262	274,086
5.20%, 10/15/19	300	320,976
Lockheed Martin Corp.
2.13%, 09/15/16[a]	200	203,952
3.35%, 09/15/21	384	378,354
4.07%, 12/15/42	404	356,870
4.25%, 11/15/19	300	322,767
Northrop Grumman Corp.
3.50%, 03/15/21	750	754,854
5.05%, 08/01/19[a]	500	555,061
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	312	283,436
3.13%, 10/15/20	300	300,817

Security	Principal (000s)	Value

4.88%, 10/15/40[a]	$250	$251,793
6.40%, 12/15/18	150	178,773
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	48,230
5.25%, 07/15/19	100	111,719
United Technologies Corp.
1.80%, 06/01/17	450	451,557
4.50%, 04/15/20	262	287,884
4.50%, 06/01/42	500	493,064
4.88%, 05/01/15	670	716,395
5.70%, 04/15/40	850	987,309
6.05%, 06/01/36	285	342,574
6.13%, 02/01/19	157	185,189

		10,590,804
AGRICULTURE — 0.99%
Altria Group Inc.
4.13%, 09/11/15	212	225,095
4.75%, 05/05/21	500	528,218
9.25%, 08/06/19	246	321,859
9.70%, 11/10/18	475	621,458
10.20%, 02/06/39	1,000	1,510,806
Archer-Daniels-Midland Co.
5.38%, 09/15/35	421	444,428
5.45%, 03/15/18	310	353,952
5.77%, 03/01/41	250	280,152
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350	368,926
8.50%, 06/15/19	300	365,926
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	100	104,305
6.88%, 05/01/20	500	566,109
Philip Morris International Inc.
2.50%, 05/16/16	300	311,112
2.50%, 08/22/22	500	454,465
2.90%, 11/15/21	675	648,561
4.13%, 03/04/43	212	186,297
5.65%, 05/16/18	600	690,513
6.38%, 05/16/38	450	533,099
Reynolds American Inc.
3.25%, 11/01/22	250	228,463
4.75%, 11/01/42	250	220,038
6.75%, 06/15/17[a]	180	207,101
7.25%, 06/15/37	114	131,327

		9,302,210

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

AIRLINES — 0.26%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[a]	$43	$45,600
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[b]	500	495,000
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23	167	180,011
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	298	336,712
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26[a]	500	482,500
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21	179	207,125
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[a]	82	87,676
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	289	304,475
Southwest Airlines Co.
5.25%, 10/01/14	300	312,741

		2,451,840
APPAREL — 0.04%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	290	263,796
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	150	149,479

		413,275
AUTO MANUFACTURERS — 0.13%
Daimler Finance North America LLC
8.50%, 01/18/31	210	302,868
Ford Motor Co.
4.75%, 01/15/43	200	174,926
6.50%, 08/01/18[a]	350	393,604
7.45%, 07/16/31	250	300,616

		1,172,014

Security	Principal (000s)	Value

AUTO PARTS & EQUIPMENT — 0.11%
BorgWarner Inc.
4.63%, 09/15/20	$100	$102,861
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	350	346,267
4.25%, 03/01/21	200	205,145
5.00%, 03/30/20	190	205,090
5.70%, 03/01/41	200	208,341

		1,067,704
BANKS — 17.51%
Abbey National Treasury Services PLC
4.00%, 04/27/16	450	473,062
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	106,659
Banco do Brasil SA
3.88%, 10/10/22[a]	500	421,300
Bancolombia SA
5.95%, 06/03/21	500	508,750
Bank of America Corp.
1.25%, 01/11/16	500	497,020
2.00%, 01/11/18	1,500	1,454,999
3.30%, 01/11/23	450	415,546
3.63%, 03/17/16	600	628,521
3.70%, 09/01/15	1,050	1,095,588
4.50%, 04/01/15	200	209,710
5.00%, 05/13/21	550	584,169
5.25%, 12/01/15[a]	700	745,184
5.42%, 03/15/17	700	756,365
5.63%, 07/01/20	450	497,515
5.65%, 05/01/18	400	445,193
5.70%, 01/24/22	370	409,418
5.75%, 12/01/17	250	280,153
5.88%, 01/05/21	500	560,753
5.88%, 02/07/42	250	277,819
6.50%, 08/01/16	800	901,299
7.38%, 05/15/14	550	575,319
7.63%, 06/01/19	520	629,173
Series 1
3.75%, 07/12/16	500	526,261
Bank of America N.A.
5.30%, 03/15/17	1,000	1,092,338
6.00%, 10/15/36	426	477,253

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Bank of Montreal
0.80%, 11/06/15	$650	$648,059
1.45%, 04/09/18 (Call 03/09/18)	900	870,425
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	600	604,642
1.97%, 06/20/17[c]	450	451,062
2.30%, 07/28/16	900	925,399
3.55%, 09/23/21 (Call 08/23/21)	750	757,710
5.45%, 05/15/19	200	227,149
Bank of Nova Scotia
1.45%, 04/25/18	500	483,418
1.85%, 01/12/15	350	355,029
2.55%, 01/12/17	700	714,656
2.90%, 03/29/16	500	520,113
3.40%, 01/22/15	484	501,457
4.38%, 01/13/21	150	160,953
Barclays Bank PLC
5.00%, 09/22/16	350	384,741
5.13%, 01/08/20	550	605,365
5.14%, 10/14/20	250	258,077
5.20%, 07/10/14	350	363,039
6.75%, 05/22/19	450	532,829
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	450	452,194
3.20%, 03/15/16 (Call 02/16/16)	500	522,818
6.85%, 04/30/19	500	599,440
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	900	926,807
BNP Paribas SA
2.38%, 09/14/17	750	747,730
3.25%, 03/11/15	700	720,703
5.00%, 01/15/21	450	478,413
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	350	349,722
1.55%, 01/23/18 (Call 12/23/17)[a]	450	437,733
2.35%, 12/11/15	300	309,175
Capital One Financial Corp.
2.13%, 07/15/14	150	151,729
2.15%, 03/23/15	250	253,706
3.15%, 07/15/16	150	155,951
4.75%, 07/15/21	250	262,514
6.75%, 09/15/17	250	290,531

Security	Principal (000s)	Value

Citigroup Inc.
1.25%, 01/15/16	$350	$346,289
1.70%, 07/25/16	250	249,592
3.38%, 03/01/23	1,100	1,031,833
3.95%, 06/15/16	400	422,667
4.45%, 01/10/17	950	1,018,678
4.50%, 01/14/22	1,300	1,350,313
4.75%, 05/19/15	750	793,923
5.00%, 09/15/14	420	436,255
5.38%, 08/09/20	450	497,142
6.00%, 08/15/17	750	848,146
6.00%, 10/31/33	1,155	1,153,957
6.01%, 01/15/15	500	532,711
6.13%, 11/21/17	650	740,916
6.13%, 05/15/18	500	572,696
6.88%, 03/05/38	600	737,682
8.13%, 07/15/39	750	1,025,550
8.50%, 05/22/19	700	884,073
Comerica Bank
5.75%, 11/21/16	1,000	1,126,179
Commonwealth Bank of Australia/New York
1.25%, 09/18/15	1,000	1,007,315
1.90%, 09/18/17	500	497,020
Credit Suisse New York
3.50%, 03/23/15	1,100	1,144,432
4.38%, 08/05/20	1,000	1,062,769
5.30%, 08/13/19	500	554,922
5.40%, 01/14/20	200	215,576
6.00%, 02/15/18	350	391,095
Deutsche Bank AG London
3.25%, 01/11/16	750	781,078
3.45%, 03/30/15	1,000	1,037,700
6.00%, 09/01/17	450	513,206
Discover Bank
7.00%, 04/15/20	550	643,323
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	400	390,978
3.63%, 01/25/16	350	367,823
8.25%, 03/01/38	350	447,352
First Horizon National Corp.
5.38%, 12/15/15	250	269,428

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	$900	$880,485
3.30%, 05/03/15	800	825,179
3.63%, 02/07/16	750	783,210
3.63%, 01/22/23	250	235,184
3.70%, 08/01/15	250	260,406
5.00%, 10/01/14	317	331,018
5.25%, 07/27/21	950	1,016,358
5.35%, 01/15/16	370	400,292
5.38%, 03/15/20	350	381,608
5.63%, 01/15/17	342	371,102
5.75%, 01/24/22	1,400	1,531,243
5.95%, 01/18/18	420	469,500
5.95%, 01/15/27	820	850,473
6.00%, 06/15/20	250	280,213
6.13%, 02/15/33	950	1,037,477
6.15%, 04/01/18	906	1,023,023
6.25%, 09/01/17	600	677,719
6.25%, 02/01/41	700	778,442
6.75%, 10/01/37	525	537,150
7.50%, 02/15/19	450	536,116
HSBC Bank (USA) N.A.
4.63%, 04/01/14	405	414,123
4.88%, 08/24/20	750	796,576
HSBC Holdings PLC
4.00%, 03/30/22	312	314,208
5.10%, 04/05/21	362	393,981
6.10%, 01/14/42	300	354,483
6.50%, 05/02/36	500	563,801
6.50%, 09/15/37	649	734,306
6.80%, 06/01/38	500	586,743
HSBC USA Inc.
1.63%, 01/16/18	500	483,910
2.38%, 02/13/15	600	612,819
Intesa Sanpaolo SpA
3.13%, 01/15/16	900	895,240
3.88%, 01/16/18	500	485,297
J.P. Morgan Chase & Co.
1.13%, 02/26/16	500	495,952
1.88%, 03/20/15	650	658,351
2.60%, 01/15/16	250	256,928
3.15%, 07/05/16	500	521,350
3.20%, 01/25/23	2,550	2,362,625

Security	Principal (000s)	Value

3.45%, 03/01/16	$950	$995,104
4.25%, 10/15/20	600	624,221
4.35%, 08/15/21	680	705,375
4.40%, 07/22/20	550	578,279
4.50%, 01/24/22	500	521,225
4.63%, 05/10/21	950	1,004,933
5.13%, 09/15/14	490	511,417
5.40%, 01/06/42	600	634,525
5.50%, 10/15/40	300	317,190
5.60%, 07/15/41	500	540,314
6.00%, 01/15/18	719	817,666
6.30%, 04/23/19	450	522,652
6.40%, 05/15/38	625	737,660
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	2,200	2,478,482
KeyBank N.A.
1.65%, 02/01/18	1,000	970,621
KeyCorp
3.75%, 08/13/15	300	314,767
5.10%, 03/24/21	300	328,274
KfW
0.50%, 09/30/15	500	499,950
0.50%, 04/19/16	350	347,776
1.00%, 01/12/15	1,050	1,058,190
1.25%, 10/26/15	950	964,497
1.25%, 10/05/16	1,100	1,109,828
2.00%, 06/01/16	800	825,838
2.00%, 10/04/22	650	599,886
2.13%, 01/17/23	3,000	2,779,980
2.38%, 08/25/21	1,175	1,142,584
2.63%, 03/03/15	1,250	1,291,895
2.63%, 02/16/16	800	836,649
2.63%, 01/25/22	1,300	1,280,199
2.75%, 09/08/20	700	709,928
3.50%, 03/10/14	200	203,300
4.00%, 01/27/20	950	1,041,782
4.50%, 07/16/18[a]	450	506,507
4.88%, 01/17/17[a]	500	562,471
4.88%, 06/17/19	500	574,525
5.13%, 03/14/16	760	842,906
Korea Finance Corp.
4.63%, 11/16/21	300	314,453

84	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Landwirtschaftliche Rentenbank
1.00%, 04/04/18[a]	$800	$775,346
1.88%, 09/17/18	450	450,060
2.13%, 07/15/16	525	543,045
2.38%, 09/13/17	450	466,471
3.13%, 07/15/15	325	340,846
Series 29
1.38%, 10/23/19	400	380,224
Series G
5.00%, 11/08/16	170	191,011
Lloyds TSB Bank PLC
4.20%, 03/28/17	250	264,848
6.38%, 01/21/21	300	347,007
Manufacturers and Traders Trust Co.
5.59%, 12/28/20 (Call 12/28/15)[d]	500	500,000
Morgan Stanley
1.75%, 02/25/16	350	348,667
2.13%, 04/25/18	1,500	1,439,986
3.80%, 04/29/16	600	626,923
4.10%, 01/26/15	500	517,700
4.75%, 04/01/14[a]	300	306,164
4.88%, 11/01/22	900	894,898
5.45%, 01/09/17	450	490,879
5.50%, 07/28/21	400	433,219
5.63%, 09/23/19	200	219,543
5.75%, 10/18/16	1,254	1,389,622
5.75%, 01/25/21	700	770,621
5.95%, 12/28/17	400	446,579
6.00%, 05/13/14	800	825,272
6.00%, 04/28/15	800	856,832
6.38%, 07/24/42	450	502,623
6.63%, 04/01/18	532	608,987
7.25%, 04/01/32	350	420,391
7.30%, 05/13/19	1,225	1,445,940
National Australia Bank Ltd. New York
2.00%, 03/09/15	750	763,147
2.30%, 07/25/18	250	247,658
National City Corp.
4.90%, 01/15/15	228	239,801
6.88%, 05/15/19[a]	400	470,285
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	1,000	1,011,088
4.50%, 03/09/15	150	159,145

Security	Principal (000s)	Value

5.00%, 04/25/17	$900	$1,019,418
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[e]	500	496,353
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[e]	910	877,029
3.63%, 02/08/15[e]	500	519,479
4.25%, 09/21/15[e]	200	212,396
5.13%, 02/08/20[e]	445	491,687
Rabobank Nederland
1.70%, 03/19/18[a]	1,200	1,169,867
3.38%, 01/19/17	500	521,472
3.88%, 02/08/22	380	376,571
4.50%, 01/11/21	600	629,405
5.25%, 05/24/41	250	259,036
Regions Financial Corp.
7.75%, 11/10/14	250	268,125
Royal Bank of Canada
1.45%, 10/30/14	1,100	1,108,409
1.50%, 01/16/18	900	873,702
2.30%, 07/20/16	500	514,722
Royal Bank of Scotland Group PLC
3.25%, 01/11/14[a]	250	252,025
4.38%, 03/16/16[a]	350	373,572
5.63%, 08/24/20	400	432,873
6.13%, 01/11/21	210	233,226
6.40%, 10/21/19	600	667,171
Sovereign Bank
8.75%, 05/30/18	250	296,647
State Street Corp.
2.88%, 03/07/16	200	208,494
4.30%, 05/30/14[a]	200	205,879
4.38%, 03/07/21	450	478,830
4.96%, 03/15/18	200	218,220
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	500	501,960
1.50%, 01/18/18	750	717,727
SunTrust Bank
5.00%, 09/01/15	77	81,759
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	624,229
3.60%, 04/15/16 (Call 03/15/16)	150	157,596
Svenska Handelsbanken AB
2.88%, 04/04/17	500	513,261

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Toronto-Dominion Bank (The)
1.38%, 07/14/14	$100	$100,929
1.40%, 04/30/18	550	530,496
2.38%, 10/19/16	350	360,883
2.50%, 07/14/16	300	310,039
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	260	266,020
2.45%, 07/27/15	350	359,966
2.88%, 11/20/14[a]	400	411,094
3.00%, 03/15/22 (Call 02/15/22)	250	240,808
4.13%, 05/24/21 (Call 04/23/21)	550	574,679
UBS AG Stamford
3.88%, 01/15/15	1,250	1,302,543
4.88%, 08/04/20	500	543,487
5.75%, 04/25/18	650	743,580
Series 10
5.88%, 07/15/16	600	660,013
Union Bank N.A.
5.95%, 05/11/16	600	662,551
US Bank N.A.
4.80%, 04/15/15	490	517,528
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	1,570	1,647,640
5.85%, 02/01/37	500	554,038
6.60%, 01/15/38	1,250	1,518,397
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	310	345,760
5.75%, 02/01/18	600	684,983
Wells Fargo & Co.
1.25%, 02/13/15	550	552,857
1.50%, 01/16/18	400	387,497
3.50%, 03/08/22	1,070	1,058,194
3.68%, 06/15/16[c]	600	637,099
3.75%, 10/01/14	370	382,080
4.60%, 04/01/21	400	429,024
5.13%, 09/15/16	675	740,915
5.63%, 12/11/17	500	568,347
Series M
3.45%, 02/13/23	270	250,501
Wells Fargo Bank N.A.
4.75%, 02/09/15	750	786,336

Security	Principal (000s)	Value

Westpac Banking Corp.
1.60%, 01/12/18[a]	$500	$488,515
2.00%, 08/14/17	600	597,640
3.00%, 08/04/15	600	623,538
4.20%, 02/27/15	700	734,743
4.88%, 11/19/19	500	552,665
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	310	302,744

		164,342,112
BEVERAGES — 1.94%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	345	393,685
6.45%, 09/01/37	478	585,226
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	600	541,666
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	750	740,229
1.50%, 07/14/14[a]	400	403,858
2.63%, 01/17/23	1,250	1,155,420
2.88%, 02/15/16	250	261,107
4.13%, 01/15/15	450	471,081
4.38%, 02/15/21	75	80,537
5.38%, 11/15/14	500	528,390
5.38%, 01/15/20	246	280,388
6.38%, 01/15/40	210	259,643
7.75%, 01/15/19	250	311,962
8.20%, 01/15/39	230	340,101
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	143,909
5.38%, 01/15/16	45	49,205
Brown-Forman Corp.
2.50%, 01/15/16	300	309,751
Coca-Cola Co. (The)
1.65%, 03/14/18	650	644,252
1.80%, 09/01/16	950	969,919
3.15%, 11/15/20	420	426,723
3.30%, 09/01/21	212	214,207
3.63%, 03/15/14[a]	280	284,616
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	250	253,557
3.50%, 09/15/20	550	549,933
4.50%, 09/01/21 (Call 06/01/21)	200	210,403

86	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Diageo Capital PLC
1.13%, 04/29/18	$550	$526,207
2.63%, 04/29/23 (Call 01/29/23)	250	228,295
3.88%, 04/29/43 (Call 10/29/42)[a]	280	241,744
5.75%, 10/23/17	326	372,927
5.88%, 09/30/36	228	261,724
Diageo Finance BV
5.30%, 10/28/15	200	218,366
Diageo Investment Corp.
4.25%, 05/11/42	200	184,794
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	130	134,509
3.20%, 11/15/21 (Call 08/15/21)	550	533,640
Molson Coors Brewing Co.
2.00%, 05/01/17	350	349,946
5.00%, 05/01/42	250	242,323
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	285	359,965
PepsiCo Inc.
0.70%, 08/13/15	212	211,637
1.25%, 08/13/17	1,000	977,091
2.50%, 05/10/16	362	374,545
2.75%, 03/05/22	500	469,017
3.00%, 08/25/21	350	339,047
3.10%, 01/15/15	300	309,862
4.00%, 03/05/42	450	400,350
5.50%, 01/15/40	500	551,460
7.90%, 11/01/18	415	524,021

		18,221,238
BIOTECHNOLOGY — 0.70%
Amgen Inc.
2.13%, 05/15/17	600	602,571
2.30%, 06/15/16	300	308,374
3.88%, 11/15/21 (Call 08/15/21)	442	439,697
4.10%, 06/15/21 (Call 03/15/21)	262	267,940
5.15%, 11/15/41 (Call 05/15/41)	1,050	1,025,951
5.65%, 06/15/42 (Call 12/15/41)	300	308,333
5.75%, 03/15/40	200	211,061
5.85%, 06/01/17	525	597,572
6.38%, 06/01/37	400	454,317
Celgene Corp.
3.25%, 08/15/22	500	470,134
3.95%, 10/15/20	200	203,956

Security	Principal (000s)	Value

Genentech Inc.
5.25%, 07/15/35	$137	$145,151
Gilead Sciences Inc.
2.40%, 12/01/14	134	136,680
3.05%, 12/01/16	100	105,198
4.40%, 12/01/21 (Call 09/01/21)	250	265,547
4.50%, 04/01/21 (Call 01/01/21)	200	213,884
5.65%, 12/01/41 (Call 06/01/41)	300	331,140
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	157,776
6.00%, 03/01/20	300	334,921

		6,580,203
BUILDING MATERIALS — 0.12%
CRH America Inc.
6.00%, 09/30/16	494	554,509
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)[a]	400	383,555
6.50%, 12/01/16[a]	150	166,834

		1,104,898
CHEMICALS — 1.68%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	450	413,593
6.75%, 01/15/19	250	291,006
Air Products and Chemicals Inc.
2.00%, 08/02/16	160	162,378
3.00%, 11/03/21	200	190,174
4.38%, 08/21/19	150	161,165
Airgas Inc.
2.95%, 06/15/16 (Call 05/15/16)	350	362,387
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	204,330
Cabot Corp.
3.70%, 07/15/22	260	249,479
CF Industries Holdings Inc.
7.13%, 05/01/20	350	410,479
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	212	195,452
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	750	689,317
4.13%, 11/15/21 (Call 08/15/21)	610	620,901
4.38%, 11/15/42 (Call 05/15/42)	400	352,484
8.55%, 05/15/19	350	445,573
9.40%, 05/15/39	340	495,381

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	$500	$520,853
2.80%, 02/15/23	212	197,345
3.63%, 01/15/21	484	493,831
4.63%, 01/15/20	182	199,455
5.25%, 12/15/16	228	256,054
5.88%, 01/15/14	102	103,928
6.00%, 07/15/18	479	561,338
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	450	435,180
5.50%, 11/15/19[a]	300	332,942
Ecolab Inc.
1.45%, 12/08/17[a]	450	436,240
3.00%, 12/08/16	250	261,446
4.35%, 12/08/21	300	313,512
5.50%, 12/08/41	100	108,043
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	99,574
Lubrizol Corp.
8.88%, 02/01/19	250	325,623
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	1,500	1,631,991
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	260	235,864
2.75%, 04/15/16	150	156,348
5.88%, 04/15/38	150	174,649
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	210	202,331
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	300	308,350
5.63%, 12/01/40	182	192,173
6.50%, 05/15/19	160	186,835
PPG Industries Inc.
1.90%, 01/15/16	100	101,097
3.60%, 11/15/20	100	101,190
5.50%, 11/15/40	250	265,869
6.65%, 03/15/18	150	175,680
Praxair Inc.
1.25%, 11/07/18	250	237,783
2.20%, 08/15/22 (Call 05/15/22)	400	359,689
2.45%, 02/15/22 (Call 11/15/21)	212	196,538
3.00%, 09/01/21[a]	100	97,207
4.05%, 03/15/21	200	209,232
4.63%, 03/30/15	200	212,681

Security	Principal (000s)	Value

RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	$300	$277,275
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125	128,819
4.00%, 12/15/42 (Call 06/15/42)	250	221,687
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	49,914
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	200	202,034

		15,814,699
COMMERCIAL SERVICES — 0.38%
ADT Corp. (The)
2.25%, 07/15/17	60	55,951
4.13%, 06/15/23	175	151,526
Emory University
5.63%, 09/01/19	250	290,946
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	185,509
6.30%, 07/01/17[a]	100	111,461
Massachusetts Institute of Technology
5.60%, 07/01/2011	350	411,380
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	250	247,435
5.50%, 09/01/20[a]	100	106,555
Princeton University Series A
4.95%, 03/01/19	250	283,296
SAIC Inc.
4.45%, 12/01/20 (Call 09/01/20)	200	201,171
Stanford University
4.75%, 05/01/19	159	179,094
Vanderbilt University
5.25%, 04/01/19	250	283,466
Verisk Analytics Inc.
4.13%, 09/12/22	250	242,168
Western Union Co. (The)
3.65%, 08/22/18	250	253,362
5.25%, 04/01/20[a]	160	167,705
5.93%, 10/01/16	230	251,776
Yale University
2.90%, 10/15/14	125	128,226

		3,551,027

88	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

COMPUTERS — 1.47%
Apple Inc.
0.45%, 05/03/16	$250	$246,985
1.00%, 05/03/18	900	857,936
2.40%, 05/03/23	500	450,514
3.85%, 05/04/43	850	725,655
Computer Sciences Corp.
6.50%, 03/15/18	240	269,926
Dell Inc.
2.30%, 09/10/15	600	598,200
5.88%, 06/15/19[a]	200	202,000
EMC Corp.
1.88%, 06/01/18	712	701,479
3.38%, 06/01/23 (Call 03/01/23)	250	241,366
Hewlett-Packard Co.
2.13%, 09/13/15	400	405,885
2.60%, 09/15/17[a]	700	703,900
2.65%, 06/01/16	400	410,622
4.30%, 06/01/21[a]	612	590,362
4.38%, 09/15/21	150	144,799
4.75%, 06/02/14	550	565,263
6.00%, 09/15/41	300	276,884
International Business Machines Corp.
0.55%, 02/06/15	500	500,081
0.88%, 10/31/14	750	753,795
1.25%, 02/06/17	500	490,004
1.25%, 02/08/18	300	291,065
1.95%, 07/22/16	600	613,477
2.90%, 11/01/21[a]	500	490,985
4.00%, 06/20/42	690	628,666
5.60%, 11/30/39	642	733,124
5.70%, 09/14/17	784	895,146
7.63%, 10/15/18	570	707,929
NetApp Inc.
2.00%, 12/15/17	290	281,779

		13,777,827

COSMETICS & PERSONAL CARE — 0.44%
Avon Products Inc.
6.50%, 03/01/19[a]	600	663,919
Colgate-Palmolive Co.
1.30%, 01/15/17	600	595,007
2.95%, 11/01/20	250	250,769

Security	Principal (000s)	Value

Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	$100	$91,210
Procter & Gamble Co. (The)
1.45%, 08/15/16	340	342,879
2.30%, 02/06/22	500	470,455
3.50%, 02/15/15	725	757,167
4.70%, 02/15/19	450	500,092
5.55%, 03/05/37	428	495,728

		4,167,226
DISTRIBUTION & WHOLESALE — 0.06%
Arrow Electronics Inc.
3.38%, 11/01/15	190	196,375
4.50%, 03/01/23 (Call 12/01/22)[a]	250	242,444
Ingram Micro Inc.
5.25%, 09/01/17	150	159,407

		598,226
DIVERSIFIED FINANCIAL SERVICES — 5.89%
Alterra Finance LLC
6.25%, 09/30/20	100	111,779
American Express Co.
1.55%, 05/22/18	350	337,481
2.65%, 12/02/22	362	330,784
4.05%, 12/03/42	275	239,742
6.80%, 09/01/66 (Call 09/01/16)[d]	128	136,320
7.00%, 03/19/18	656	783,634
American Express Credit Corp.
1.30%, 07/29/16	250	250,158
1.75%, 06/12/15	500	507,145
2.75%, 09/15/15	900	930,992
2.80%, 09/19/16	900	937,277
Series D
5.13%, 08/25/14	450	469,986
Ameriprise Financial Inc.
5.65%, 11/15/15[a]	450	495,645
Associates Corp. of North America
6.95%, 11/01/18	505	589,153
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	300	327,482
5.70%, 11/15/14	570	603,872
7.25%, 02/01/18	350	415,006
Boeing Capital Corp.
4.70%, 10/27/19	250	278,112

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Capital One Bank (USA) N.A.
8.80%, 07/15/19	$850	$1,076,656
Caterpillar Financial Services Corp.
1.05%, 03/26/15	500	502,815
2.05%, 08/01/16	630	644,248
2.63%, 03/01/23	340	310,901
7.15%, 02/15/19	250	306,733
Charles Schwab Corp. (The)
3.23%, 09/01/22	450	428,059
CME Group Inc.
3.00%, 09/15/22	350	327,932
Countrywide Financial Corp.
6.25%, 05/15/16	335	366,659
Credit Suisse (USA) Inc.
5.38%, 03/02/16	179	196,172
7.13%, 07/15/32	150	192,809
Discover Financial Services
5.20%, 04/27/22	160	165,605
Ford Motor Credit Co. LLC
2.38%, 01/16/18	500	485,385
2.50%, 01/15/16	500	504,509
3.00%, 06/12/17	1,000	1,005,167
4.25%, 02/03/17	1,200	1,258,221
5.00%, 05/15/18	900	963,942
5.75%, 02/01/21	1,300	1,404,706
7.00%, 04/15/15	497	538,217
8.00%, 12/15/16	500	580,985
Franklin Resources Inc.
2.80%, 09/15/22	300	280,475
General Electric Capital Corp.
1.00%, 01/08/16	650	646,875
1.63%, 04/02/18[a]	1,950	1,896,822
2.15%, 01/09/15	1,100	1,120,148
2.25%, 11/09/15	1,050	1,074,002
2.95%, 05/09/16	800	833,513
3.10%, 01/09/23	270	249,747
3.50%, 06/29/15	600	627,222
4.63%, 01/07/21	350	369,458
4.65%, 10/17/21	700	736,151
4.88%, 03/04/15	750	794,696
5.00%, 01/08/16	310	335,302
5.30%, 02/11/21	270	291,466
5.40%, 02/15/17	270	301,420

Security	Principal (000s)	Value

5.63%, 09/15/17	$650	$731,451
5.63%, 05/01/18	400	454,644
5.65%, 06/09/14[a]	350	363,971
5.88%, 01/14/38	3,450	3,711,052
6.00%, 08/07/19	195	224,242
6.88%, 01/10/39	600	725,477
Series A
3.75%, 11/14/14	500	518,607
6.75%, 03/15/32	467	558,242
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[a,d]	400	421,000
Goldman Sachs Capital I
6.35%, 02/15/34	920	885,500
HSBC Finance Corp.
5.00%, 06/30/15	500	532,517
5.50%, 01/19/16	750	817,054
6.68%, 01/15/21	514	577,591
Jefferies Group LLC
3.88%, 11/09/15[a]	200	208,038
5.13%, 04/13/18	250	264,393
6.45%, 06/08/27	250	252,200
6.50%, 01/20/43	350	336,392
8.50%, 07/15/19	200	240,818
John Deere Capital Corp.
0.88%, 04/17/15	350	351,337
1.30%, 03/12/18	250	242,095
1.85%, 09/15/16	200	204,002
2.25%, 06/07/16	200	206,206
2.75%, 03/15/22	850	809,235
2.95%, 03/09/15	160	165,717
3.15%, 10/15/21[a]	170	168,770
Lazard Group LLC
6.85%, 06/15/17[a]	300	336,437
Legg Mason Inc.
5.50%, 05/21/19	250	266,963
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	261	271,540
6.05%, 05/16/16	950	1,038,847
6.11%, 01/29/37	300	300,094
6.40%, 08/28/17	626	712,985
6.88%, 04/25/18	875	1,018,860
7.75%, 05/14/38	550	664,416

90	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Murray Street Investment Trust I
4.65%, 03/09/17[c]	$150	$158,951
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	88,135
5.55%, 01/15/20[a]	250	262,949
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	310	311,580
3.05%, 02/15/22 (Call 11/15/21)	350	342,275
10.38%, 11/01/18	300	411,471
Series C
8.00%, 03/01/32	325	441,458
Nomura Holdings Inc.
2.00%, 09/13/16	390	384,811
4.13%, 01/19/16	250	260,472
5.00%, 03/04/15	250	262,086
6.70%, 03/04/20	250	282,963
ORIX Corp.
4.71%, 04/27/15	500	524,132
PACCAR Financial Corp.
0.70%, 11/16/15	200	198,742
1.55%, 09/29/14	200	202,171
Raymond James Financial Inc.
4.25%, 04/15/16	50	51,874
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	282,913
Toyota Motor Credit Corp.
1.00%, 02/17/15	950	955,955
1.25%, 11/17/14	450	454,022
1.38%, 01/10/18[a]	312	303,973
2.00%, 09/15/16	450	461,829
2.63%, 01/10/23	300	275,985
3.20%, 06/17/15	250	261,131
3.30%, 01/12/22	600	589,560
3.40%, 09/15/21	400	400,225

		55,311,942
ELECTRIC — 5.23%
Alabama Power Co.
3.38%, 10/01/20	350	356,480
4.10%, 01/15/42	450	407,455
6.00%, 03/01/39	350	410,998
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	750	725,582

Security	Principal (000s)	Value

Appalachian Power Co.
7.00%, 04/01/38	$200	$244,606
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	350	336,014
5.80%, 06/30/14	250	260,013
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	250	296,313
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	100	101,735
3.40%, 09/01/21 (Call 06/01/21)	200	202,355
5.80%, 03/15/18	165	188,574
6.45%, 01/15/38	500	617,169
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	138,079
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	500	448,789
5.50%, 12/01/39	375	422,582
6.30%, 08/15/37	298	365,760
6.65%, 04/01/19	200	242,021
Constellation Energy Group Inc.
4.55%, 06/15/15	434	457,755
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	125	124,508
6.70%, 09/15/19	850	1,040,712
Detroit Edison Co. (The)
5.70%, 10/01/37	550	628,169
Dominion Resources Inc.
4.45%, 03/15/21	225	239,794
7.00%, 06/15/38	250	320,281
8.88%, 01/15/19	200	257,841
Series B
2.75%, 09/15/22 (Call 06/15/22)	260	242,085
Series C
5.15%, 07/15/15	267	287,557
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	450	472,433
4.25%, 12/15/41 (Call 06/15/41)	710	664,785
6.05%, 04/15/38	182	214,439
Duke Energy Corp.
1.63%, 08/15/17	500	489,646
2.15%, 11/15/16	450	456,460

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

3.05%, 08/15/22 (Call 05/15/22)	$300	$284,767
3.55%, 09/15/21 (Call 06/15/21)	200	196,810
3.95%, 09/15/14	350	361,425
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	1,000	879,088
5.65%, 04/01/40	200	226,778
6.40%, 06/15/38	335	411,791
Duke Energy Indiana Inc.
6.35%, 08/15/38	200	246,251
Duke Energy Progress Inc.
5.30%, 01/15/19	200	226,005
Edison International
3.75%, 09/15/17	200	210,300
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	307,017
Entergy Louisiana LLC
1.88%, 12/15/14	450	456,255
Entergy Texas Inc.
7.13%, 02/01/19	350	412,018
Exelon Corp.
4.90%, 06/15/15	457	484,828
Exelon Generation Co. LLC
5.20%, 10/01/19[a]	250	271,613
5.35%, 01/15/14	184	187,152
5.60%, 06/15/42 (Call 12/15/41)	305	300,387
6.25%, 10/01/39	500	529,547
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	350	376,203
6.80%, 08/15/39	400	394,851
Florida Power & Light Co.
5.25%, 02/01/41 (Call 08/01/40)	250	274,645
5.95%, 02/01/38	475	564,008
5.96%, 04/01/39	360	429,692
Georgia Power Co.
4.30%, 03/15/42	370	338,352
5.40%, 06/01/40[a]	200	213,036
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	52,890
Iberdrola International BV
6.75%, 07/15/36	200	209,391
Indiana Michigan Power Co.
7.00%, 03/15/19	200	237,131
Integrys Energy Group Inc.
4.17%, 11/01/20	100	104,199

Security	Principal (000s)	Value

Interstate Power & Light Co.
6.25%, 07/15/39	$100	$121,229
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	204,177
Kentucky Utilities Co.
1.63%, 11/01/15	50	50,864
5.13%, 11/01/40 (Call 05/01/40)	110	117,809
LG&E and KU Energy LLC
2.13%, 11/15/15	200	203,844
4.38%, 10/01/21 (Call 07/01/21)	500	515,843
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	250	285,741
6.13%, 04/01/36	388	440,561
6.50%, 09/15/37	550	655,374
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	240,279
4.90%, 12/01/21 (Call 09/01/21)	120	124,567
Nevada Power Co.
6.65%, 04/01/36	250	311,055
7.13%, 03/15/19[a]	460	565,281
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	350	351,279
4.50%, 06/01/21 (Call 03/01/21)[a]	600	627,107
6.00%, 03/01/19[a]	150	171,808
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	500	510,054
5.80%, 02/01/42 (Call 08/01/41)	100	103,422
6.40%, 03/15/18	290	334,150
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	228,160
5.50%, 03/15/40	125	140,957
Oglethorpe Power Corp.
5.25%, 09/01/50	200	196,572
5.38%, 11/01/40	295	307,861
Ohio Power Co. Series M
5.38%, 10/01/21[a]	310	346,630
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	400	436,352
Oncor Electric Delivery Co.
6.80%, 09/01/18	150	178,553
7.00%, 09/01/22	295	362,047
7.50%, 09/01/38	500	660,989

92	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Pacific Gas & Electric Co.
5.40%, 01/15/40	$500	$524,800
6.05%, 03/01/34	625	707,959
6.25%, 03/01/39	550	634,754
8.25%, 10/15/18	350	442,249
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)[a]	750	728,047
3.85%, 06/15/21 (Call 03/15/21)	260	269,709
6.00%, 01/15/39	500	595,135
Portland General Electric Co.
6.10%, 04/15/19	200	234,059
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	147,346
5.20%, 07/15/41 (Call 01/15/41)	400	430,421
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	200	200,372
6.20%, 05/15/16	272	297,950
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	200	208,673
7.75%, 03/01/31	350	449,044
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	100	101,656
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	750	683,260
4.75%, 08/15/41 (Call 02/15/41)	50	51,344
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	209,243
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	250	226,983
5.50%, 03/01/40	260	295,327
Series D
5.70%, 12/01/36	250	290,693
Series G
0.85%, 08/15/14	550	551,630
Puget Sound Energy Inc.
5.76%, 10/01/39	250	289,187
5.76%, 07/15/40	250	290,046
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	199,973
3.95%, 11/15/41	450	413,556
6.00%, 06/01/39	200	243,468
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	194,763
4.75%, 05/15/21 (Call 02/15/21)	400	408,765

Security	Principal (000s)	Value

South Carolina Electric & Gas Co.
6.05%, 01/15/38	$250	$292,326
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	200	210,961
5.50%, 08/15/18[a]	300	344,654
5.50%, 03/15/40	350	397,583
5.75%, 04/01/35	260	300,361
6.00%, 01/15/34	307	367,663
Southern Co. (The)
1.95%, 09/01/16	475	481,139
2.38%, 09/15/15[a]	200	205,378
Southern Power Co.
5.15%, 09/15/41	100	100,636
Series D
4.88%, 07/15/15	250	267,735
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	500	480,447
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	465,318
TECO Finance Inc.
6.57%, 11/01/17	200	233,113
TransAlta Corp.
4.75%, 01/15/15	360	376,638
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	250	264,155
UIL Holdings Corp.
4.63%, 10/01/20	100	101,647
Union Electric Co.
6.70%, 02/01/19[a]	460	550,744
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	400	391,205
5.40%, 04/30/18[a]	336	384,458
8.88%, 11/15/38	450	702,099
Series A
6.00%, 05/15/37	300	355,034
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)[a]	50	46,573
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	197,152
4.25%, 12/15/19	450	488,612
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	600	661,447
6.50%, 07/01/36	400	490,047

		49,117,522

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.14%
Emerson Electric Co.
4.25%, 11/15/20	$250	$270,075
5.00%, 04/15/19	700	779,418
Energizer Holdings Inc.
4.70%, 05/24/22	250	249,066

		1,298,559
ELECTRONICS — 0.53%
Agilent Technologies Inc.
5.00%, 07/15/20	500	534,353
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	293,033
Avnet Inc.
4.88%, 12/01/22	350	344,938
Honeywell International Inc.
4.25%, 03/01/21	450	482,781
5.00%, 02/15/19	250	280,952
5.30%, 03/01/18	132	150,327
5.70%, 03/15/37	400	468,791
Jabil Circuit Inc.
4.70%, 09/15/22	450	436,500
Koninklijke Philips Electronics NV
3.75%, 03/15/22	200	197,811
5.00%, 03/15/42	250	249,733
5.75%, 03/11/18	312	357,683
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	50,979
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	312	316,855
3.20%, 03/01/16	312	324,126
4.50%, 03/01/21	500	514,370

		5,003,232
ENGINEERING & CONSTRUCTION — 0.08%
ABB Finance (USA) Inc.
1.63%, 05/08/17	250	246,909
2.88%, 05/08/22	250	236,543
Fluor Corp.
3.38%, 09/15/21	250	247,448

		730,900
ENTERTAINMENT — 0.02%
International Game Technology
7.50%, 06/15/19	150	168,599

		168,599

Security	Principal (000s)	Value

ENVIRONMENTAL CONTROL — 0.29%
Republic Services Inc.
3.80%, 05/15/18	$350	$369,209
4.75%, 05/15/23 (Call 02/15/23)	400	417,307
6.20%, 03/01/40	500	570,938
Waste Management Inc.
2.60%, 09/01/16	100	102,599
6.10%, 03/15/18	82	94,196
6.13%, 11/30/39	550	630,405
6.38%, 03/11/15	182	196,248
7.00%, 07/15/28	114	141,797
7.38%, 03/11/19	190	227,722

		2,750,421
FOOD — 1.68%
Campbell Soup Co.
3.05%, 07/15/17[a]	500	518,437
ConAgra Foods Inc.
1.30%, 01/25/16	212	211,711
3.20%, 01/25/23 (Call 10/25/22)	400	373,575
3.25%, 09/15/22	750	710,311
4.95%, 08/15/20[a,b]	100	104,164
7.00%, 04/15/19	300	354,762
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	250	256,552
6.50%, 06/15/17[a]	300	336,705
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	700	684,861
5.20%, 03/17/15	250	266,895
5.65%, 02/15/19	375	431,706
Hershey Co. (The)
1.50%, 11/01/16	350	349,376
4.13%, 12/01/20[a]	100	106,594
Ingredion Inc.
4.63%, 11/01/20	150	154,823
Kellogg Co.
1.75%, 05/17/17[a]	200	198,899
1.88%, 11/17/16	160	162,338
2.75%, 03/01/23[a]	350	319,562
4.00%, 12/15/20	330	343,719
Series B
7.45%, 04/01/31	222	281,874

94	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Kraft Foods Group Inc.
2.25%, 06/05/17	$370	$374,619
3.50%, 06/06/22	600	584,401
6.88%, 01/26/39	750	919,014
Kroger Co. (The)
2.20%, 01/15/17	350	351,652
3.40%, 04/15/22 (Call 01/15/22)	350	337,982
5.40%, 07/15/40 (Call 01/15/40)	250	251,507
7.50%, 01/15/14	100	102,486
7.50%, 04/01/31	350	431,527
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	240	248,786
Mondelez International Inc.
4.13%, 02/09/16	542	578,532
5.38%, 02/10/20	750	834,947
6.13%, 02/01/18	172	197,495
6.13%, 08/23/18	200	231,159
6.50%, 02/09/40	250	292,120
6.88%, 02/01/38[a]	450	535,501
Safeway Inc.
3.95%, 08/15/20[a]	750	744,055
Sysco Corp.
0.55%, 06/12/15	500	499,481
6.63%, 03/17/39	100	124,521
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)[a]	500	514,214
Unilever Capital Corp.
2.75%, 02/10/16	550	571,698
4.25%, 02/10/21	400	428,931
5.90%, 11/15/32	342	417,741

		15,739,233
FOREST PRODUCTS & PAPER — 0.34%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	350	336,000
7.25%, 07/29/19	100	113,503
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	200	191,004
6.25%, 09/01/42	160	152,668
Georgia-Pacific LLC
7.75%, 11/15/29	500	631,616
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	150	157,253
6.00%, 11/15/41 (Call 05/15/41)	50	53,881

Security	Principal (000s)	Value

7.50%, 08/15/21	$700	$858,995
7.95%, 06/15/18	179	219,998
9.38%, 05/15/19	182	240,124
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	225,944

		3,180,986
GAS — 0.26%
AGL Capital Corp.
5.25%, 08/15/19	200	222,595
5.88%, 03/15/41 (Call 09/15/40)	200	227,419
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	250	225,014
5.50%, 06/15/41 (Call 12/15/40)	100	109,743
8.50%, 03/15/19	132	167,065
National Grid PLC
6.30%, 08/01/16	400	451,430
Questar Corp.
2.75%, 02/01/16	50	51,192
Sempra Energy
2.30%, 04/01/17	226	228,299
6.00%, 10/15/39	350	386,692
9.80%, 02/15/19	250	334,154

		2,403,603
HAND & MACHINE TOOLS — 0.10%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	350	330,743
Stanley Black & Decker Inc.
2.90%, 11/01/22	500	467,207
3.40%, 12/01/21 (Call 09/01/21)	122	120,252

		918,202
HEALTH CARE — PRODUCTS — 0.87%
Baxter International Inc.
1.85%, 01/15/17	1,000	999,859
5.38%, 06/01/18	350	394,722
Becton, Dickinson and Co.
3.25%, 11/12/20	400	396,140
Boston Scientific Corp.
6.00%, 01/15/20	550	627,841
CareFusion Corp.
5.13%, 08/01/14	400	415,245
Covidien International Finance SA
6.00%, 10/15/17	550	629,485
6.55%, 10/15/37	380	473,953

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

CR Bard Inc.
1.38%, 01/15/18	$300	$289,441
2.88%, 01/15/16	100	103,767
Medtronic Inc.
1.38%, 04/01/18	550	532,563
3.00%, 03/15/15	500	517,269
3.13%, 03/15/22 (Call 12/15/21)	400	388,955
4.45%, 03/15/20	300	324,692
5.55%, 03/15/40	140	156,634
5.60%, 03/15/19	250	282,204
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,185
4.75%, 04/15/43 (Call 10/15/42)	400	375,394
Stryker Corp.
1.30%, 04/01/18	350	337,763
2.00%, 09/30/16	300	307,624
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)[a]	500	486,723

		8,142,459
HEALTH CARE — SERVICES — 1.16%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)[a]	212	209,335
2.75%, 11/15/22 (Call 08/15/22)	600	546,964
3.95%, 09/01/20	100	102,761
4.13%, 06/01/21 (Call 03/01/21)[a]	250	258,528
6.63%, 06/15/36	262	313,184
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	150	157,862
4.50%, 03/15/21 (Call 12/15/20)	450	473,435
5.13%, 06/15/20	237	259,304
5.38%, 02/15/42 (Call 08/15/41)	300	316,511
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	165,761
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)[a]	212	195,047
6.45%, 06/01/16	210	235,730
7.20%, 06/15/18	300	353,538
Laboratory Corp. of America Holdings
3.13%, 05/15/16	350	360,708
3.75%, 08/23/22 (Call 05/23/22)	250	239,814
Quest Diagnostics Inc.
4.70%, 04/01/21[a]	200	208,386
5.45%, 11/01/15	350	377,107
6.95%, 07/01/37	250	286,607

Security	Principal (000s)	Value

UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	$600	$550,262
4.63%, 11/15/41 (Call 05/15/41)	200	188,511
4.70%, 02/15/21 (Call 11/15/20)	350	376,512
5.38%, 03/15/16[a]	250	276,103
5.80%, 03/15/36	624	694,913
6.00%, 02/15/18	616	717,552
6.88%, 02/15/38	250	313,371
WellPoint Inc.
1.88%, 01/15/18[a]	270	264,653
3.70%, 08/15/21 (Call 05/15/21)	800	794,444
4.35%, 08/15/20[a]	200	210,389
4.63%, 05/15/42	500	460,348
5.25%, 01/15/16	450	490,192
6.38%, 06/15/37	450	517,811

		10,915,643
HOME BUILDERS — 0.03%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	250	242,556

		242,556
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.85%, 06/15/21[a]	350	368,481

		368,481
HOUSEHOLD PRODUCTS & WARES — 0.23%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	250	231,403
Church & Dwight Co. Inc.
3.35%, 12/15/15	50	51,685
Clorox Co. (The)
3.80%, 11/15/21	550	551,835
Kimberly-Clark Corp.
2.40%, 06/01/23	350	321,101
6.13%, 08/01/17	550	638,336
6.63%, 08/01/37	150	193,593
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	201,228

		2,189,181
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	350	349,951
4.70%, 08/15/20	100	105,944

		455,895

96	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

INSURANCE — 3.30%
ACE INA Holdings Inc.
2.60%, 11/23/15	$320	$331,692
5.88%, 06/15/14	250	259,751
5.90%, 06/15/19[a]	200	234,614
Aflac Inc.
6.45%, 08/15/40	150	178,073
8.50%, 05/15/19	550	704,046
Alleghany Corp.
4.95%, 06/27/22	150	157,629
5.63%, 09/15/20	100	108,466
Allstate Corp. (The)
5.00%, 08/15/14	250	260,370
5.55%, 05/09/35	454	505,637
7.45%, 05/16/19	112	139,599
American International Group Inc.
3.80%, 03/22/17	260	274,580
4.88%, 09/15/16	260	283,718
4.88%, 06/01/22	500	532,695
5.05%, 10/01/15	800	863,028
5.85%, 01/16/18	234	263,659
6.25%, 03/15/37	700	714,000
6.40%, 12/15/20	370	430,674
8.18%, 05/15/68 (Call 05/15/38)[d]	450	528,750
8.25%, 08/15/18	800	987,725
Aon PLC
5.00%, 09/30/20	250	271,668
6.25%, 09/30/40	465	529,796
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	100	110,193
AXA SA
8.60%, 12/15/30	400	472,000
Axis Specialty Finance LLC
5.88%, 06/01/20	250	274,345
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	400	414,295
4.40%, 05/15/42	400	368,927
5.40%, 05/15/18[a]	415	474,959
5.75%, 01/15/40	250	278,985
Berkshire Hathaway Inc.
1.55%, 02/09/18	350	341,821
1.90%, 01/31/17	500	503,232
4.50%, 02/11/43	350	328,966

Security	Principal (000s)	Value

Chubb Corp. (The)
5.75%, 05/15/18	$575	$661,473
6.50%, 05/15/38	250	314,184
CNA Financial Corp.
5.88%, 08/15/20	600	677,344
Fidelity National Financial Inc.
5.50%, 09/01/22	250	260,779
Genworth Financial Inc.
6.52%, 05/22/18[a]	132	147,333
7.63%, 09/24/21[a]	400	467,465
Genworth Holdings Inc.
5.75%, 06/15/14[a]	350	361,826
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	216,848
Hartford Financial Services Group Inc.
5.13%, 04/15/22	600	650,985
6.63%, 03/30/40	500	599,775
Infinity Property & Casualty Corp.
5.00%, 09/19/22	250	243,749
ING U.S. Inc.
5.50%, 07/15/22	250	267,131
Kemper Corp.
6.00%, 11/30/15	100	107,283
Lincoln National Corp.
4.20%, 03/15/22[a]	262	265,721
4.85%, 06/24/21[a]	50	53,164
7.00%, 06/15/40	250	315,622
8.75%, 07/01/19	375	480,225
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	500	450,701
Manulife Financial Corp.
4.90%, 09/17/20	250	266,824
Markel Corp.
5.35%, 06/01/21	300	322,154
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	200	213,786
5.75%, 09/15/15	360	392,216
MetLife Inc.
3.05%, 12/15/22	240	226,760
4.75%, 02/08/21	350	378,376
5.00%, 06/15/15	390	418,028
5.88%, 02/06/41	200	228,350

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.40%, 12/15/66 (Call 12/15/31)	$315	$316,575
6.75%, 06/01/16	150	171,450
7.72%, 02/15/19	750	935,184
Principal Financial Group Inc.
1.85%, 11/15/17	350	342,282
3.13%, 05/15/23	250	235,005
3.30%, 09/15/22	300	288,127
6.05%, 10/15/36	132	151,319
Progressive Corp. (The)
3.75%, 08/23/21[a]	400	407,694
6.70%, 06/15/67 (Call 06/15/17)[d]	250	270,000
Protective Life Corp.
8.45%, 10/15/39	250	315,473
Prudential Financial Inc.
3.00%, 05/12/16[a]	300	311,785
5.63%, 06/15/43 (Call 06/15/23)[d]	450	420,750
5.70%, 12/14/36	285	305,817
5.88%, 09/15/42 (Call 09/15/22)[d]	250	242,500
7.38%, 06/15/19	300	366,502
8.88%, 06/15/38 (Call 06/15/18)[d]	250	300,000
Series B
5.10%, 09/20/14	250	261,007
Series D
4.75%, 09/17/15	250	268,456
6.00%, 12/01/17	250	286,102
6.63%, 12/01/37	300	358,181
Reinsurance Group of America Inc.
5.00%, 06/01/21	400	419,559
Torchmark Corp.
9.25%, 06/15/19	125	158,570
Transatlantic Holdings Inc.
8.00%, 11/30/39	250	311,479
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	328,491
5.90%, 06/02/19	300	351,621
6.25%, 06/15/37	250	301,992
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	180,656
Unum Group
7.13%, 09/30/16	175	200,769
WR Berkley Corp.
4.63%, 03/15/22[a]	300	307,942
5.38%, 09/15/20	200	215,429

Security	Principal (000s)	Value

XL Group PLC
5.25%, 09/15/14	$200	$208,574
XLIT Ltd.
5.75%, 10/01/21	300	338,112

		30,993,398
INTERNET — 0.31%
Amazon.com Inc.
0.65%, 11/27/15	350	348,925
1.20%, 11/29/17	250	241,361
eBay Inc.
1.35%, 07/15/17	330	325,027
1.63%, 10/15/15	140	142,459
2.60%, 07/15/22 (Call 04/15/22)	300	277,343
3.25%, 10/15/20 (Call 07/15/20)	100	99,045
Expedia Inc.
5.95%, 08/15/20	300	309,000
Google Inc.
2.13%, 05/19/16	300	309,776
3.63%, 05/19/21	200	206,431
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	250	251,278
4.20%, 09/15/20	350	353,144

		2,863,789
IRON & STEEL — 0.22%
Allegheny Technologies Inc.
9.38%, 06/01/19	150	177,455
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	300	293,457
4.80%, 10/01/20[a]	200	185,196
4.88%, 04/01/21 (Call 01/01/21)[a]	203	188,049
Nucor Corp.
5.75%, 12/01/17	475	538,825
6.40%, 12/01/37	250	276,083
Vale SA
5.63%, 09/11/42	500	422,847

		2,081,912
LODGING — 0.12%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	175	162,712
5.38%, 08/15/21 (Call 05/15/21)	132	140,766
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)[a]	200	198,955
3.25%, 09/15/22 (Call 06/15/22)	250	233,150

98	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	$200	$202,577
4.25%, 03/01/22 (Call 12/01/21)	150	144,279

		1,082,439
MACHINERY — 0.42%
Caterpillar Inc.
3.90%, 05/27/21	500	518,529
5.20%, 05/27/41	750	798,434
5.70%, 08/15/16	540	608,540
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	240	225,508
4.38%, 10/16/19	200	221,120
5.38%, 10/16/29	350	397,499
Joy Global Inc.
5.13%, 10/15/21[a]	300	311,552
Rockwell Automation Inc.
6.70%, 01/15/28	125	158,428
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	500	463,940
Xylem Inc.
3.55%, 09/20/16	260	271,814

		3,975,364
MANUFACTURING — 0.87%
3M Co.
1.38%, 09/29/16	150	151,437
5.70%, 03/15/37	500	585,988
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	236,311
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	50	51,787
Danaher Corp.
2.30%, 06/23/16	50	51,364
3.90%, 06/23/21 (Call 03/23/21)	210	219,316
5.40%, 03/01/19	300	342,228
Dover Corp.
5.38%, 10/15/35	190	211,510
5.38%, 03/01/41 (Call 12/01/40)	250	274,685
5.45%, 03/15/18	100	113,946
Eaton Corp.
1.50%, 11/02/17[b]	500	485,071
4.00%, 11/02/32[b]	600	553,937
Eaton Corp. PLC
5.60%, 05/15/18[a]	212	236,958

Security	Principal (000s)	Value

General Electric Co.
0.85%, 10/09/15	$300	$299,759
2.70%, 10/09/22	250	232,625
4.13%, 10/09/42	750	686,736
5.25%, 12/06/17	643	726,463
Harsco Corp.
2.70%, 10/15/15	140	140,462
5.75%, 05/15/18	250	264,141
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	100,501

4.88%, 09/15/41 (Call 03/15/41)	100	101,031
6.25%, 04/01/19	350	414,902
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	229,931
Parker Hannifin Corp. Series A
6.25%, 05/15/38	100	120,727
Pentair Finance SA
2.65%, 12/01/19	182	171,275
3.15%, 09/15/22 (Call 06/15/22)	250	226,866
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	52,212
Textron Inc.
4.63%, 09/21/16	100	105,947
5.95%, 09/21/21 (Call 06/21/21)	200	218,892
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)[a]	150	143,107
6.55%, 10/01/17	365	418,153

		8,168,268
MEDIA — 3.50%
CBS Corp.
1.95%, 07/01/17	350	346,744
3.38%, 03/01/22 (Call 12/01/21)[a]	500	469,000
5.75%, 04/15/20	230	252,476
7.88%, 07/30/30	270	327,968
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	550	771,207
Comcast Corp.
4.25%, 01/15/33	500	477,269
4.65%, 07/15/42	1,400	1,334,321
5.15%, 03/01/20	400	452,924
5.30%, 01/15/14	225	228,738

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.70%, 07/01/19	$480	$555,700
5.90%, 03/15/16	650	726,899
6.45%, 03/15/37	470	558,045
6.95%, 08/15/37	365	456,766
COX Communications Inc.
5.45%, 12/15/14	224	236,615
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	650	674,343
3.80%, 03/15/22	550	511,765
4.75%, 10/01/14	200	208,085
5.00%, 03/01/21	600	615,010
5.15%, 03/15/42	500	426,773
5.20%, 03/15/20	300	317,841
5.88%, 10/01/19	100	110,293
6.00%, 08/15/40 (Call 05/15/40)	230	218,052
6.38%, 03/01/41	200	199,179
Discovery Communications LLC
4.38%, 06/15/21	700	731,602
5.05%, 06/01/20	300	329,203
6.35%, 06/01/40	350	388,384
Grupo Televisa SAB de CV CPO
6.63%, 03/18/25[a]	550	619,844
NBCUniversal Media LLC
2.88%, 04/01/16	600	626,146
3.65%, 04/30/15	500	524,025
4.38%, 04/01/21	400	427,197
5.15%, 04/30/20	700	792,441
5.95%, 04/01/41	200	226,402
6.40%, 04/30/40	500	593,558
News America Inc.
4.50%, 02/15/21	400	419,301
5.30%, 12/15/14	392	414,368
6.15%, 02/15/41	550	605,576
6.65%, 11/15/37	426	487,514
6.90%, 08/15/39	725	846,836
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	206,643
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	200	201,588
6.50%, 07/15/18	500	584,831
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	700	652,038
5.00%, 02/01/20	300	300,447

Security	Principal (000s)	Value

5.50%, 09/01/41 (Call 03/01/41)	$650	$544,353
5.85%, 05/01/17	400	433,436
6.55%, 05/01/37	513	488,876
6.75%, 07/01/18	250	277,559
6.75%, 06/15/39	500	490,541
7.30%, 07/01/38	350	357,780
7.50%, 04/01/14	200	207,440
8.25%, 04/01/19	530	617,071
Time Warner Inc.
3.15%, 07/15/15	200	207,998
3.40%, 06/15/22[a]	1,050	1,014,873
4.75%, 03/29/21	210	225,141
4.88%, 03/15/20	378	409,245
5.88%, 11/15/16	450	508,242
6.10%, 07/15/40	450	487,170
6.25%, 03/29/41	338	373,393
7.63%, 04/15/31	650	816,732
7.70%, 05/01/32	197	251,024
Viacom Inc.
1.25%, 02/27/15	150	150,467
3.50%, 04/01/17[a]	250	260,661
3.88%, 12/15/21[a]	900	876,474
4.50%, 03/01/21	200	206,401
5.85%, 09/01/43 (Call 03/01/43)	500	507,969
6.88%, 04/30/36	212	234,601
Walt Disney Co. (The)
0.88%, 12/01/14	212	213,019
1.10%, 12/01/17[a]	750	729,989
1.13%, 02/15/17	262	256,497
2.35%, 12/01/22	200	182,672
3.70%, 12/01/42	500	434,761
4.38%, 08/16/41	150	146,869
5.50%, 03/15/19	250	285,453
7.00%, 03/01/32	190	249,020

		32,899,684
METAL FABRICATE & HARDWARE — 0.07%
Precision Castparts Corp.
1.25%, 01/15/18	312	300,922
2.50%, 01/15/23 (Call 10/15/22)	100	91,450
3.90%, 01/15/43 (Call 07/15/42)	250	223,916

		616,288

100	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

MINING — 2.00%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	$600	$592,531
5.55%, 02/01/17	171	181,037
5.72%, 02/23/19	400	413,567
5.95%, 02/01/37	221	201,365
6.15%, 08/15/20	160	166,860
Barrick Gold Corp.
3.85%, 04/01/22[a]	300	262,692
6.95%, 04/01/19	450	502,605
Barrick North America Finance LLC
4.40%, 05/30/21	800	744,946
5.70%, 05/30/41	850	719,350
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	500	502,659
2.88%, 02/24/22	1,300	1,221,467
6.50%, 04/01/19	705	832,783
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	150	150,024
2.15%, 03/01/17[a]	300	293,502
2.38%, 03/15/18[b]	600	564,558
3.10%, 03/15/20[b]	750	678,580
3.55%, 03/01/22 (Call 12/01/21)	500	443,842
5.45%, 03/15/43 (Call 09/15/42)[b]	750	649,152
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	210	189,148
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	350	306,693
4.88%, 03/15/42 (Call 09/15/41)	250	193,921
5.13%, 10/01/19	130	136,008
6.25%, 10/01/39	450	427,444
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	500	508,030
3.75%, 09/20/21	450	437,122
5.20%, 11/02/40	400	386,596
6.50%, 07/15/18	255	295,114
8.95%, 05/01/14[a]	280	295,156
9.00%, 05/01/19	182	232,451
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	500	500,279
2.88%, 08/21/22 (Call 05/21/22)[a]	850	766,414
4.13%, 08/21/42 (Call 02/21/42)	200	166,509
4.75%, 03/22/42 (Call 09/22/41)	250	227,926

Security	Principal (000s)	Value

Southern Copper Corp.
3.50%, 11/08/22[a]	$210	$186,341
6.75%, 04/16/40	350	333,121
7.50%, 07/27/35	300	311,268
Teck Resources Ltd.
3.00%, 03/01/19	200	191,606
3.85%, 08/15/17	50	51,472
4.75%, 01/15/22 (Call 10/15/21)	284	277,245
5.40%, 02/01/43 (Call 08/01/42)[a]	500	424,971
6.13%, 10/01/35	212	201,380
Vale Overseas Ltd.
4.38%, 01/11/22[a]	700	656,599
4.63%, 09/15/20[a]	250	246,648
6.25%, 01/23/17	639	709,801
6.88%, 11/21/36	776	768,615
Xstrata Canada Corp.
5.50%, 06/15/17[a]	250	266,632

		18,816,030
MULTI-NATIONAL — 3.67%
African Development Bank
0.88%, 03/15/18	420	406,533
1.25%, 09/02/16	420	424,109
3.00%, 05/27/14	300	305,988
Corporacion Andina de Fomento
4.38%, 06/15/22	759	752,033
Council of Europe Development Bank
1.00%, 03/07/18	350	338,643
1.50%, 02/22/17	1,100	1,109,473
European Bank for Reconstruction and Development
1.00%, 02/16/17	600	598,073
1.38%, 10/20/16	800	810,809
Series G
2.75%, 04/20/15	600	622,768
European Investment Bank
0.50%, 08/15/16	500	493,551
0.63%, 04/15/16	1,100	1,094,888
1.00%, 12/15/17	900	877,200
1.00%, 06/15/18	2,200	2,114,152
1.13%, 08/15/14	500	503,796
1.13%, 04/15/15	900	910,688
1.13%, 09/15/17	1,850	1,821,897
1.38%, 10/20/15	700	712,483

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

1.50%, 05/15/14	$350	$352,965
1.63%, 09/01/15	640	654,361
2.13%, 07/15/16	500	517,042
2.25%, 03/15/16	1,300	1,348,231
2.50%, 05/16/16	1,000	1,044,304
2.75%, 03/23/15	1,800	1,866,580
2.88%, 01/15/15	400	413,283
2.88%, 09/15/20	130	130,883
4.00%, 02/16/21	1,800	1,934,192
4.88%, 01/17/17	120	134,569
4.88%, 02/15/36	500	553,584
5.13%, 05/30/17	210	238,660
International Bank for Reconstruction and Development
0.88%, 04/17/17	2,550	2,531,037
1.00%, 09/15/16	950	954,387
1.13%, 08/25/14	250	252,141
1.13%, 07/18/17	250	249,150
2.13%, 03/15/16[a]	400	414,613
2.38%, 05/26/15	700	724,215
7.63%, 01/19/23	1,000	1,377,344
International Finance Corp.
1.13%, 11/23/16	850	854,559
2.13%, 11/17/17	400	412,362
2.25%, 04/11/16	400	415,891
Series G
3.00%, 04/22/14	265	269,644
Nordic Investment Bank
0.50%, 04/14/16	1,000	994,384
0.75%, 01/17/18	650	629,006
1.00%, 03/07/17	280	279,086
2.25%, 03/15/16	1,000	1,037,357

		34,480,914
OFFICE & BUSINESS EQUIPMENT — 0.22%
Pitney Bowes Inc.
5.25%, 01/15/37	700	731,500
Xerox Corp.
2.95%, 03/15/17[a]	200	203,682
4.25%, 02/15/15	362	377,407
4.50%, 05/15/21	150	154,404
6.35%, 05/15/18	250	284,671
6.75%, 12/15/39	250	274,370

		2,026,034

Security	Principal (000s)	Value

OIL & GAS — 5.45%
Anadarko Petroleum Corp.
5.95%, 09/15/16	$310	$347,801
6.20%, 03/15/40	500	569,399
6.38%, 09/15/17	340	393,085
6.45%, 09/15/36	649	754,585
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[a]	240	216,133
3.25%, 04/15/22 (Call 01/15/22)	500	483,441
4.25%, 01/15/44 (Call 07/15/43)	1,000	872,595
5.10%, 09/01/40 (Call 03/01/40)	70	68,722
5.63%, 01/15/17	230	257,419
6.00%, 01/15/37	250	273,032
BP Capital Markets PLC
1.38%, 05/10/18	500	480,097
1.85%, 05/05/17	700	699,793
2.50%, 11/06/22	500	445,263
3.13%, 10/01/15	375	392,271
3.20%, 03/11/16	100	104,996
3.56%, 11/01/21	850	836,888
3.88%, 03/10/15	500	523,737
4.50%, 10/01/20	300	319,216
4.74%, 03/11/21	100	107,254
4.75%, 03/10/19	250	274,737
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	150,915
3.45%, 11/15/21 (Call 08/15/21)[a]	450	442,341
5.70%, 05/15/17	275	309,018
6.25%, 03/15/38	171	192,724
6.50%, 02/15/37	300	345,038
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	500	446,384
4.50%, 09/15/14	250	259,315
5.70%, 10/15/19	150	169,766
6.75%, 11/15/39	200	238,654
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,100	1,068,544
1.72%, 06/24/18 (Call 05/24/18)	400	393,321
2.36%, 12/05/22 (Call 09/05/22)	850	778,525
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250	222,042
ConocoPhillips
4.60%, 01/15/15	500	526,661
5.75%, 02/01/19	400	462,086

102	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.00%, 01/15/20	$700	$820,873
6.50%, 02/01/39	1,025	1,292,157
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	1,250	1,138,762
ConocoPhillips Holding Co.
6.95%, 04/15/29	278	349,963
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	250	254,912
4.75%, 05/15/42 (Call 11/15/41)	500	466,118
5.60%, 07/15/41 (Call 01/15/41)	100	103,463
6.30%, 01/15/19	400	460,653
7.95%, 04/15/32	220	286,681
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250	291,379
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	450	446,491
5.90%, 12/01/17[a]	280	317,492
6.50%, 02/01/38	492	535,496
Ensco PLC
3.25%, 03/15/16	100	104,145
4.70%, 03/15/21	400	423,891
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	462	420,575
4.10%, 02/01/21	100	104,541
5.63%, 06/01/19	300	345,498
5.88%, 09/15/17	150	172,104
EQT Corp.
4.88%, 11/15/21	250	252,564
8.13%, 06/01/19	250	297,473
Hess Corp.
6.00%, 01/15/40	600	647,876
7.13%, 03/15/33	137	162,406
8.13%, 02/15/19	162	202,529
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	250	249,262
6.80%, 09/15/37	100	122,648
7.25%, 12/15/19	205	249,930
Marathon Oil Corp.
5.90%, 03/15/18	500	568,963
6.00%, 10/01/17	300	341,085
6.60%, 10/01/37	200	237,055
Marathon Petroleum Corp.
3.50%, 03/01/16	50	52,498

Security	Principal (000s)	Value

5.13%, 03/01/21	$292	$314,049
6.50%, 03/01/41 (Call 09/01/40)	300	328,172
Murphy Oil Corp.
2.50%, 12/01/17	250	246,475
3.70%, 12/01/22 (Call 09/01/22)	240	221,779
Nabors Industries Inc.
4.63%, 09/15/21	350	347,057
6.15%, 02/15/18	300	331,824
9.25%, 01/15/19	225	278,459
Nexen Inc.
5.88%, 03/10/35	250	257,047
6.20%, 07/30/19	150	172,462
6.40%, 05/15/37	171	185,341
7.50%, 07/30/39	500	609,574
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	330	337,892
6.00%, 03/01/41 (Call 09/01/40)	200	225,593
8.25%, 03/01/19	250	308,887
Noble Holding International Ltd.
3.95%, 03/15/22	250	242,029
4.63%, 03/01/21	240	244,928
4.90%, 08/01/20[a]	250	261,138
6.20%, 08/01/40	200	205,108
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	300	291,082
1.75%, 02/15/17	400	399,277
2.70%, 02/15/23 (Call 11/15/22)[a]	550	498,961
3.13%, 02/15/22 (Call 11/15/21)	280	266,794
Petro-Canada
6.80%, 05/15/38	350	420,887
9.25%, 10/15/21	350	467,635
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	450	488,250
Phillips 66
2.95%, 05/01/17	850	873,714
5.88%, 05/01/42	471	495,805
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	600	588,884
Plains Exploration & Production Co.
6.75%, 02/01/22 (Call 02/01/17)	250	264,375

Pride International Inc.
6.88%, 08/15/20	500	592,460

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	$240	$245,412
5.00%, 09/01/17	100	108,058
Shell International Finance BV
0.63%, 12/04/15	200	199,492
2.25%, 01/06/23	750	674,575
2.38%, 08/21/22	500	457,302
3.10%, 06/28/15	450	469,644
3.25%, 09/22/15	125	131,401
4.30%, 09/22/19	200	218,894
4.38%, 03/25/20	250	273,123
5.50%, 03/25/40	450	511,205
6.38%, 12/15/38	200	249,004
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	500	492,846
Statoil ASA
3.13%, 08/17/17	850	892,732
3.15%, 01/23/22	800	780,235
5.10%, 08/17/40	500	524,334
5.25%, 04/15/19	120	136,301
Suncor Energy Inc.
6.10%, 06/01/18	187	217,384
6.50%, 06/15/38	400	467,793
6.85%, 06/01/39	250	302,189
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	250	259,777
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	200	194,785
7.75%, 06/01/19	500	602,999
Total Capital Canada Ltd.
2.75%, 07/15/23	400	367,808
Total Capital International SA
1.50%, 02/17/17	362	360,130
2.70%, 01/25/23	600	552,185
Total Capital SA
3.00%, 06/24/15	500	520,333
4.13%, 01/28/21[a]	250	263,085
4.45%, 06/24/20	200	215,547
Transocean Inc.
4.95%, 11/15/15		268,419
6.00%, 03/15/18	371	411,181
6.38%, 12/15/21	450	495,639

Security	Principal (000s)	Value

6.50%, 11/15/20	$100	$110,424
6.80%, 03/15/38	250	265,276
7.35%, 12/15/41	190	218,756
7.50%, 04/15/31	250	277,179
Valero Energy Corp.
4.50%, 02/01/15	200	209,564
6.13%, 02/01/20	250	284,310
6.63%, 06/15/37	304	327,590
7.50%, 04/15/32	185	214,549
XTO Energy Inc.
5.50%, 06/15/18	450	522,595

		51,205,274
OIL & GAS SERVICES — 0.53%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	350	348,306
5.13%, 09/15/40	300	322,912
7.50%, 11/15/18	250	310,588
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	500	532,548
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	300	296,754
4.50%, 11/15/41 (Call 05/15/41)	300	288,080
6.15%, 09/15/19	150	177,701
7.45%, 09/15/39	375	502,761
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	600	553,947
3.95%, 12/01/42 (Call 06/01/42)	190	168,096
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	250	243,851
6.35%, 06/15/17	171	191,336
6.50%, 08/01/36	200	199,114
6.75%, 09/15/40	550	563,343
9.63%, 03/01/19	187	234,750

		4,934,087
PACKAGING & CONTAINERS — 0.06%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	51,328
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	212	206,568
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,376
5.75%, 11/01/40 (Call 05/01/40)	240	251,536

		524,808

104	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

PHARMACEUTICALS — 3.51%
Abbott Laboratories
4.13%, 05/27/20	$200	$215,250
5.13%, 04/01/19	196	220,974
5.30%, 05/27/40	456	502,775
AbbVie Inc.
1.75%, 11/06/17	280	275,276
2.00%, 11/06/18	400	388,354
2.90%, 11/06/22	1,650	1,541,644
4.40%, 11/06/42	325	301,942
Allergan Inc.
3.38%, 09/15/20	500	505,415
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	300	296,785
5.88%, 09/15/15	185	202,019
AstraZeneca PLC
4.00%, 09/18/42	210	183,614
5.40%, 06/01/14	250	259,299
5.90%, 09/15/17	357	410,699
6.45%, 09/15/37	725	870,288
Bristol-Myers Squibb Co.
2.00%, 08/01/22	500	442,909
5.45%, 05/01/18[a]	200	227,681
5.88%, 11/15/36	126	146,635
6.13%, 05/01/38	230	271,647
Cardinal Health Inc.
1.90%, 06/15/17[a]	250	245,904
3.20%, 06/15/22[a]	530	496,876
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	100	100,483
Eli Lilly and Co.
4.20%, 03/06/14	680	692,885
5.55%, 03/15/37	290	322,354
Express Scripts Holding Co.
2.10%, 02/12/15	150	152,498
2.65%, 02/15/17	200	204,628
3.13%, 05/15/16	250	260,338
3.50%, 11/15/16	300	316,698
3.90%, 02/15/22	210	210,722
4.75%, 11/15/21	330	350,666
6.13%, 11/15/41	280	322,331
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	465,924

Security	Principal (000s)	Value

5.65%, 05/15/18	$700	$805,540
6.38%, 05/15/38	504	625,976
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	750	751,398
2.85%, 05/08/22	300	285,022
Johnson & Johnson
5.15%, 07/15/18	775	889,559
5.55%, 08/15/17	100	114,650
5.95%, 08/15/37	730	883,357
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	212	195,428
4.75%, 03/01/21 (Call 12/01/20)	200	216,536
5.70%, 03/01/17	171	191,337
6.00%, 03/01/41 (Call 09/01/40)	250	290,647
Mead Johnson Nutrition Co.
4.90%, 11/01/19	350	381,937
Medco Health Solutions Inc.
2.75%, 09/15/15	450	463,651
7.13%, 03/15/18	250	299,864
Merck & Co. Inc.
1.10%, 01/31/18	300	287,980
1.30%, 05/18/18	700	676,393
2.80%, 05/18/23	280	261,071
4.00%, 06/30/15	430	455,854
5.00%, 06/30/19	392	442,488
5.85%, 06/30/39	509	587,028
Novartis Capital Corp.
2.40%, 09/21/22	900	826,910
2.90%, 04/24/15	350	363,241
Novartis Securities Investment Ltd.
5.13%, 02/10/19	586	666,865
Pfizer Inc.
5.35%, 03/15/15	1,500	1,604,446
6.20%, 03/15/19	650	773,519
7.20%, 03/15/39	1,150	1,562,805
Sanofi
1.20%, 09/30/14	100	100,712
1.25%, 04/10/18	600	578,886
2.63%, 03/29/16	250	259,937
4.00%, 03/29/21	450	472,444
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	150	173,774

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.55%, 09/15/37	$850	$1,081,250
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	205,097
Series 2
3.65%, 11/10/21	200	196,077
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	500	517,332
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	250	234,026
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285	327,735
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	50	49,168
3.25%, 10/01/22 (Call 07/01/22)	350	326,310
4.63%, 10/01/42 (Call 04/01/42)	240	215,220
6.13%, 08/15/19[a]	400	460,542
Wyeth LLC
5.95%, 04/01/37	600	705,533
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[b]	500	466,997
4.70%, 02/01/43 (Call 08/01/42)[b]	300	277,219

		32,957,274
PIPELINES — 2.49%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	300	304,148
5.50%, 08/15/19	250	270,324
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)[a]	431	460,716
DCP Midstream Operating LP
3.25%, 10/01/15	270	275,248
El Paso Natural Gas Co.
8.38%, 06/15/32	100	130,219
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	260	315,697
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	300	302,353
9.88%, 03/01/19	182	236,265
Series B
7.50%, 04/15/38	250	301,317
Enbridge Inc.
5.80%, 06/15/14	270	280,541

Security	Principal (000s)	Value

Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	$400	$410,399
5.15%, 02/01/43 (Call 08/01/42)	400	367,338
5.20%, 02/01/22 (Call 11/01/21)	150	158,141
5.95%, 02/01/15	500	533,340
6.05%, 06/01/41 (Call 12/01/40)	500	506,224
9.00%, 04/15/19	140	175,692
9.70%, 03/15/19	111	142,445
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	400	379,185
3.70%, 06/01/15	345	360,571
4.85%, 08/15/42 (Call 02/15/42)	200	190,816
5.70%, 02/15/42	270	287,550
6.45%, 09/01/40	250	290,756
7.55%, 04/15/38	250	318,381
Series D
6.88%, 03/01/33	400	480,009
Series G
5.60%, 10/15/14	377	396,786
Series L
6.30%, 09/15/17	400	458,805
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	500	487,241
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	450	420,472
3.50%, 09/01/23 (Call 06/01/23)	400	374,157
3.95%, 09/01/22 (Call 06/01/22)	500	488,813
4.15%, 03/01/22	200	198,561
4.15%, 02/01/24	250	245,805
5.30%, 09/15/20	250	272,937
5.95%, 02/15/18	403	461,198
6.50%, 02/01/37	399	445,118
6.55%, 09/15/40	200	226,091
6.95%, 01/15/38	800	938,202
Magellan Midstream Partners LP
4.25%, 02/01/21	600	625,102
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)[a]	410	379,693
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	150	146,909
3.25%, 02/01/16 (Call 01/01/16)	250	259,074
3.38%, 10/01/22 (Call 07/01/22)	330	301,824
6.13%, 02/01/41 (Call 08/01/40)	250	256,605

106	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.65%, 10/01/36	$171	$183,508
8.63%, 03/01/19	180	226,261
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	350,165
Plains All American Pipeline LP
2.85%, 01/31/23 (Call 10/31/22)	200	182,813
3.65%, 06/01/22 (Call 03/01/22)	250	245,361
3.95%, 09/15/15	250	265,168
5.15%, 06/01/42 (Call 12/01/41)	260	260,482
8.75%, 05/01/19	250	322,058
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	228	253,958
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	155,481
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	200	200,606
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	210	194,320
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	100	100,619
Texas Eastern Transmission LP
7.00%, 07/15/32	250	298,383
TransCanada PipeLines Ltd.
0.88%, 03/02/15	250	250,397
2.50%, 08/01/22	550	501,361
3.80%, 10/01/20	330	342,416
6.20%, 10/15/37	207	240,067
6.35%, 05/15/67 (Call 05/15/17)[d]	150	156,000
6.50%, 08/15/18	300	355,076
7.63%, 01/15/39	750	1,001,101
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	350	341,033
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	292	263,618
8.75%, 03/15/32	209	263,541
Williams Partners LP
3.80%, 02/15/15	325	337,930
5.25%, 03/15/20	300	323,140
6.30%, 04/15/40	442	465,130
7.25%, 02/01/17	350	405,304

		23,346,365

Security	Principal (000s)	Value

REAL ESTATE — 0.13%
ProLogis LP
4.50%, 08/15/17	$120	$127,800
6.25%, 03/15/17	250	280,171
6.88%, 03/15/20 (Call 12/16/19)	345	398,633
Regency Centers LP
5.88%, 06/15/17	350	389,696

		1,196,300
REAL ESTATE INVESTMENT TRUSTS — 1.94%
American Tower Corp.
4.50%, 01/15/18	350	369,820
4.63%, 04/01/15	500	519,888
5.05%, 09/01/20[a]	300	305,633
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	229,323
3.95%, 01/15/21 (Call 10/15/20)[a]	50	50,614
5.70%, 03/15/17[a]	250	278,240
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	500	481,985
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	104,826
4.13%, 05/15/21	900	916,217
5.88%, 10/15/19[a]	200	228,281
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	200	213,767
BRE Properties Inc.
3.38%, 01/15/23 (Call 10/15/22)	200	183,637
CommonWealth REIT
6.25%, 06/15/17 (Call 12/15/16)	250	267,920
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	500	502,584
Digital Realty Trust LP
4.50%, 07/15/15 (Call 04/15/15)	200	210,180
5.25%, 03/15/21 (Call 12/15/20)[a]	210	219,413
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	500	486,561
8.25%, 08/15/19	250	307,231
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	350	372,509
5.25%, 09/15/14	250	261,250
5.75%, 06/15/17[a]	457	511,526
HCP Inc.
3.75%, 02/01/16	250	263,863

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.38%, 02/01/21 (Call 11/03/20)	$400	$431,374
6.70%, 01/30/18	600	699,648
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	400	415,732
4.95%, 01/15/21 (Call 10/15/20)	262	276,003
5.25%, 01/15/22 (Call 10/15/21)	200	212,461
6.20%, 06/01/16	250	279,321
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125	139,999
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	248,183
6.70%, 01/15/18 (Call 07/15/17)	250	277,249
7.88%, 08/15/14 (Call 02/15/14)	150	154,753
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	625	572,754
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	350	375,817
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	200	213,313
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	415,786
Mack-Cali Realty Corp.
7.75%, 08/15/19	450	541,163
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	200	216,108
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	500	453,580
6.75%, 08/15/19	250	291,083
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	200	201,280
2.75%, 02/01/23 (Call 11/01/22)	500	456,082
5.10%, 06/15/15	331	355,373
5.25%, 12/01/16 (Call 09/02/16)	182	201,922
5.65%, 02/01/20 (Call 11/01/19)	378	428,292
6.13%, 05/30/18	197	228,444
6.75%, 02/01/40 (Call 11/01/39)	500	613,686
UDR Inc.
4.25%, 06/01/18	250	263,683
4.63%, 01/10/22 (Call 10/10/21)	250	253,769
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	500	483,676
3.13%, 11/30/15	100	103,827

Security	Principal (000s)	Value

4.75%, 06/01/21 (Call 03/01/21)	$300	$312,781
Weyerhaeuser Co.
6.88%, 12/15/33[a]	750	849,519

		18,251,929
RETAIL — 2.57%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	48,799
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	350	338,625
5.75%, 01/15/15	230	245,050
Costco Wholesale Corp.
1.13%, 12/15/17	250	242,820
1.70%, 12/15/19	550	524,407
5.50%, 03/15/17	168	189,809
CVS Caremark Corp.
5.75%, 06/01/17	550	626,188
5.75%, 05/15/41 (Call 11/15/40)	650	732,470
6.13%, 08/15/16	171	193,208
6.25%, 06/01/27	298	348,275
Darden Restaurants Inc.
4.50%, 10/15/21	350	352,310
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	350	317,870
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	300	331,325
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	250	232,827
4.20%, 04/01/43 (Call 10/01/42)	250	230,991
4.40%, 04/01/21 (Call 01/21/21)	450	490,217
5.40%, 03/01/16	1,070	1,184,336
5.88%, 12/16/36	150	173,449
5.95%, 04/01/41 (Call 10/01/40)	440	520,160
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	212	209,781
6.88%, 12/15/37	150	167,543
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	99,374
3.12%, 04/15/22 (Call 01/15/22)	210	203,615
4.63%, 04/15/20 (Call 10/15/19)	200	218,731
5.40%, 10/15/16	285	320,097
5.50%, 10/15/35	300	319,631
6.65%, 09/15/37	600	732,096

108	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	$290	$288,415
5.90%, 12/01/16	500	565,132
6.38%, 03/15/37	350	387,334
7.00%, 02/15/28	50	57,401
McDonald’s Corp.
2.63%, 01/15/22	350	333,531
5.35%, 03/01/18	185	210,654
6.30%, 10/15/37	150	188,016
6.30%, 03/01/38	430	536,253
Nordstrom Inc.
6.25%, 01/15/18[a]	260	297,190
7.00%, 01/15/38	150	190,559
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	300	307,551
QVC Inc.
4.38%, 03/15/23	350	324,711
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	160	153,491
Target Corp.
1.13%, 07/18/14	35	35,210
4.00%, 07/01/42	280	251,781
5.38%, 05/01/17	600	676,811
6.00%, 01/15/18	400	466,580
6.35%, 11/01/32	127	154,055
7.00%, 01/15/38	650	847,702
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	114,767
Wal-Mart Stores Inc.
0.60%, 04/11/16	250	247,699
1.13%, 04/11/18	600	579,455
1.50%, 10/25/15	334	339,055
2.80%, 04/15/16	750	784,695
3.25%, 10/25/20	400	405,048
4.00%, 04/11/43 (Call 10/11/42)	500	450,461
4.25%, 04/15/21	312	335,047
5.00%, 10/25/40	528	553,210
5.25%, 09/01/35	385	413,458
5.63%, 04/15/41	700	802,284
6.20%, 04/15/38	1,000	1,207,960
6.50%, 08/15/37	548	683,673
Walgreen Co.
3.10%, 09/15/22	450	419,469

Security	Principal (000s)	Value

5.25%, 01/15/19	$300	$336,348
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	200	196,513
5.30%, 09/15/19	250	273,531
6.25%, 03/15/18	132	151,865

		24,160,919
SAVINGS & LOANS — 0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16	100	104,579

		104,579
SEMICONDUCTORS — 0.39%
Applied Materials Inc.
2.65%, 06/15/16	100	103,385
4.30%, 06/15/21	200	207,610
Broadcom Corp.
2.38%, 11/01/15	50	51,482
2.70%, 11/01/18[a]	400	406,492
Intel Corp.
1.35%, 12/15/17	500	489,245
1.95%, 10/01/16	137	140,278
2.70%, 12/15/22	500	461,661
3.30%, 10/01/21	350	346,761
4.80%, 10/01/41	562	552,869
Texas Instruments Inc.
0.45%, 08/03/15	250	248,863
1.65%, 08/03/19	400	379,177
2.38%, 05/16/16	250	258,768

		3,646,591
SOFTWARE — 0.98%
Adobe Systems Inc.
4.75%, 02/01/20	250	268,829
Autodesk Inc.
1.95%, 12/15/17	350	339,928
BMC Software Inc.
4.25%, 02/15/22	550	539,000
CA Inc.
5.38%, 12/01/19	280	305,873
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	250	242,090
Fidelity National Information Services Inc.
2.00%, 04/15/18 (Call 01/15/18)	250	239,238
5.00%, 03/15/22 (Call 03/15/17)	350	357,000

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Fiserv Inc.
3.13%, 06/15/16	$25	$26,030
3.50%, 10/01/22 (Call 07/01/22)	350	326,569
4.75%, 06/15/21	350	360,268
Microsoft Corp.
1.63%, 09/25/15	250	255,314
2.38%, 05/01/23 (Call 02/01/23)	350	316,810
2.50%, 02/08/16	250	259,877
3.00%, 10/01/20	300	300,914
3.50%, 11/15/42	250	205,802
4.20%, 06/01/19	530	582,908
4.50%, 10/01/40	350	340,532
5.30%, 02/08/41	212	234,745
Oracle Corp.
2.50%, 10/15/22	900	823,463
3.75%, 07/08/14	340	349,755
3.88%, 07/15/20	100	104,561
5.00%, 07/08/19	212	238,177
5.25%, 01/15/16	270	297,115
5.38%, 07/15/40	1,000	1,093,136
5.75%, 04/15/18	353	407,207
6.50%, 04/15/38	350	429,160

		9,244,301
TELECOMMUNICATIONS — 4.76%
Alltel Corp.
7.88%, 07/01/32	280	364,936
America Movil SAB de CV
2.38%, 09/08/16	300	303,652
3.13%, 07/16/22	500	451,783
3.63%, 03/30/15	350	360,801
4.38%, 07/16/42[a]	250	201,628
5.00%, 10/16/19[a]	300	321,118
5.00%, 03/30/20	1,250	1,325,233
5.50%, 03/01/14	200	204,300
6.13%, 03/30/40	300	310,753
AT&T Inc.
0.88%, 02/13/15	850	851,056
1.40%, 12/01/17	250	242,380
1.60%, 02/15/17	500	496,097
2.50%, 08/15/15	700	721,128
2.63%, 12/01/22 (Call 09/01/22)[a]	500	445,405
2.95%, 05/15/16	750	782,017
3.00%, 02/15/22	700	662,163

Security	Principal (000s)	Value

3.88%, 08/15/21	$484	$489,725
4.45%, 05/15/21	900	949,066
5.35%, 09/01/40	1,778	1,763,711
5.50%, 02/01/18	480	544,059
5.80%, 02/15/19	300	343,536
6.30%, 01/15/38	351	390,599
6.40%, 05/15/38	600	671,815
6.50%, 09/01/37	500	569,320
6.55%, 02/15/39	675	775,843
BellSouth Corp.
6.00%, 11/15/34	570	572,873
British Telecommunications PLC
1.63%, 06/28/16	500	502,303
5.95%, 01/15/18	400	456,734
9.63%, 12/15/30	328	491,821
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500	459,979
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	450	573,312
Cisco Systems Inc.
4.45%, 01/15/20	500	547,162
4.95%, 02/15/19	262	294,485
5.50%, 02/22/16	797	885,335
5.50%, 01/15/40	450	496,314
5.90%, 02/15/39	575	666,712
Corning Inc.
5.75%, 08/15/40	350	382,742
Deutsche Telekom International Finance BV
4.88%, 07/08/14[a]	750	776,264
5.75%, 03/23/16	500	552,023
6.75%, 08/20/18	400	475,802
8.75%, 06/15/30	471	656,214
Embarq Corp.
8.00%, 06/01/36	500	512,533
Harris Corp.
4.40%, 12/15/20	200	206,900
6.38%, 06/15/19[a]	100	113,795
Juniper Networks Inc.
3.10%, 03/15/16	50	51,408
4.60%, 03/15/21	250	251,550

110	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.95%, 03/15/41	$50	$49,617
Motorola Solutions Inc.
3.50%, 03/01/23	200	184,651
3.75%, 05/15/22	350	332,415
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	358,235
Orange
2.75%, 09/14/16	350	359,699
4.38%, 07/08/14[a]	400	411,858
5.38%, 07/08/19	300	327,794
5.38%, 01/13/42	350	343,386
8.50%, 03/01/31	420	567,130
Qwest Corp.
6.75%, 12/01/21	150	163,825
6.88%, 09/15/33 (Call 08/02/13)	57	55,860
Rogers Communications Inc.
6.80%, 08/15/18	600	714,787
Rogers Wireless Inc.
6.38%, 03/01/14	171	175,814
Royal KPN NV
8.38%, 10/01/30	250	320,555
Telecom Italia Capital SA
4.95%, 09/30/14	200	205,250
5.25%, 10/01/15	275	284,817
6.18%, 06/18/14	250	257,768
7.18%, 06/18/19[a]	280	302,202
7.72%, 06/04/38	600	581,527
Telefonica Emisiones SAU
3.19%, 04/27/18	800	779,262
3.73%, 04/27/15	150	153,194
3.99%, 02/16/16	300	309,462
4.57%, 04/27/23[a]	500	469,713
4.95%, 01/15/15	200	207,090
5.46%, 02/16/21	250	254,282
5.88%, 07/15/19	250	265,800
6.42%, 06/20/16	350	383,344
Telefonica Europe BV
8.25%, 09/15/30	470	551,982
Verizon Communications Inc.
1.25%, 11/03/14	350	351,471
2.00%, 11/01/16	230	233,844
2.45%, 11/01/22 (Call 08/01/22)	400	351,336
3.00%, 04/01/16	400	417,657

Security	Principal (000s)	Value

3.50%, 11/01/21	$814	$797,983
3.85%, 11/01/42 (Call 05/01/42)	1,650	1,315,932
5.55%, 02/15/16	470	518,025
6.00%, 04/01/41	450	479,929
6.10%, 04/15/18	370	429,473
6.40%, 02/15/38	350	390,701
7.75%, 12/01/30	475	598,772
8.75%, 11/01/18	490	627,836
Verizon Global Funding Corp.
5.85%, 09/15/35	480	502,113
Vodafone Group PLC
1.50%, 02/19/18	300	288,206
2.50%, 09/26/22	250	220,796
2.95%, 02/19/23	1,000	910,381
5.00%, 12/16/13	347	351,349
5.45%, 06/10/19	500	560,149
5.63%, 02/27/17	150	167,408
5.75%, 03/15/16	457	506,319
6.15%, 02/27/37	750	816,256

		44,675,640
TEXTILES — 0.06%
Cintas Corp. No. 2
2.85%, 06/01/16	350	356,899
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	236,677

		593,576
TOYS, GAMES & HOBBIES — 0.05%
Mattel Inc.
2.50%, 11/01/16	100	102,743
3.15%, 03/15/23 (Call 12/15/22)	275	259,712
4.35%, 10/01/20	100	104,958

		467,413
TRANSPORTATION — 1.36%
Burlington Northern Santa Fe Corp.
3.05%, 03/15/22 (Call 12/15/21)	400	381,623
3.45%, 09/15/21 (Call 06/15/21)[a]	678	675,637
4.45%, 03/15/43 (Call 09/15/42)	500	455,845
5.75%, 05/01/40 (Call 11/01/39)	362	397,595
6.15%, 05/01/37	275	312,062
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	150,443
5.55%, 03/01/19	300	344,187
6.38%, 11/15/37	500	618,017

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Canadian Pacific Railway Co.
5.95%, 05/15/37	$250	$276,924
7.13%, 10/15/31	400	488,198
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	200	206,763
4.10%, 03/15/44 (Call 09/15/43)	500	432,930
4.25%, 06/01/21 (Call 03/01/21)	50	52,516
6.15%, 05/01/37	200	228,448
6.22%, 04/30/40	100	116,430
6.25%, 04/01/15	350	378,856
7.38%, 02/01/19	250	304,940
FedEx Corp.
2.63%, 08/01/22[a]	750	683,768
8.00%, 01/15/19	190	235,693
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	500	477,230
4.84%, 10/01/41	503	495,385
5.90%, 06/15/19	800	929,136
7.70%, 05/15/17	280	335,561
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	200	198,315
2.50%, 03/01/18 (Call 02/01/18)	200	197,863
3.15%, 03/02/15	200	204,319
3.50%, 06/01/17	100	102,100
3.60%, 03/01/16	240	247,492
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	400	418,453
5.78%, 07/15/40	540	614,329
United Parcel Service Inc.
2.45%, 10/01/22	1,000	927,634
5.13%, 04/01/19	375	425,907
6.20%, 01/15/38	400	488,685

		12,803,284
TRUCKING & LEASING — 0.05%
GATX Corp.
3.50%, 07/15/16	250	257,529
4.85%, 06/01/21	200	204,501

		462,030
WATER — 0.09%
American Water Capital Corp.
6.59%, 10/15/37	400	494,729

Security	Principal (000s)	Value

Veolia Environnement SA
6.00%, 06/01/18	$300	$340,204

		834,933

TOTAL CORPORATE BONDS & NOTES
(Cost: $778,133,805)		781,588,240

FOREIGN AGENCY OBLIGATIONS[f] — 5.17%

BRAZIL — 0.49%
Petrobras International Finance Co.
2.88%, 02/06/15	600	608,736
3.50%, 02/06/17[a]	450	449,644
3.88%, 01/27/16	650	666,625
5.38%, 01/27/21	650	635,361
5.75%, 01/20/20[a]	250	254,633
5.88%, 03/01/18	534	566,867
6.75%, 01/27/41	750	709,211
6.88%, 01/20/40	250	240,521
7.88%, 03/15/19[a]	400	452,880

		4,584,478
CANADA — 1.62%
British Columbia (Province of)
1.20%, 04/25/17[a]	500	500,617
2.65%, 09/22/21	600	587,485
7.25%, 09/01/36	300	430,876
Export Development Canada
0.50%, 09/15/15	500	500,354
3.13%, 04/24/14	215	218,679
Hydro-Quebec
1.38%, 06/19/17	600	597,570
2.00%, 06/30/16	600	616,041
8.05%, 07/07/24	485	653,843
Manitoba (Province of)
4.90%, 12/06/16	150	168,029
Nova Scotia (Province of)
2.38%, 07/21/15	450	465,171
5.13%, 01/26/17	250	280,768
Ontario (Province of)
1.10%, 10/25/17	900	881,151
1.20%, 02/14/18[a]	850	827,710
1.60%, 09/21/16	1,450	1,470,110
2.30%, 05/10/16	650	672,638
2.95%, 02/05/15	500	517,767
4.00%, 10/07/19	800	865,391

112	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

4.10%, 06/16/14	$320	$329,478
4.40%, 04/14/20	450	494,780
4.95%, 11/28/16[a]	900	1,006,458
Quebec (Province of)
2.75%, 08/25/21	600	579,368
3.50%, 07/29/20	650	673,275
4.60%, 05/26/15	275	294,217
5.00%, 03/01/16	320	352,280
5.13%, 11/14/16[a]	188	211,065
7.50%, 09/15/29	720	968,734

		15,163,855
COLOMBIA — 0.06%
Ecopetrol SA
7.63%, 07/23/19[a]	500	580,000

		580,000
GERMANY — 0.04%
FMS Wertmanagement AoeR
0.63%, 04/18/16	400	398,135

		398,135
JAPAN — 0.28%
Japan Finance Corp.
2.50%, 01/21/16	300	311,823
2.50%, 05/18/16	500	521,001
2.88%, 02/02/15	700	722,923
Japan Finance Organization for Municipalities
4.00%, 01/13/21	500	537,800
5.00%, 05/16/17	500	564,575

		2,658,122
MEXICO — 0.67%
Pemex Project Funding Master Trust
5.75%, 03/01/18[a]	450	495,000
6.63%, 06/15/35	320	329,600
Petroleos Mexicanos
3.50%, 01/30/23[a]	1,700	1,521,500
4.88%, 03/15/15	650	679,250
4.88%, 03/15/15[b]	500	525,750
4.88%, 01/24/22	600	603,000
5.50%, 01/21/21	940	991,700
6.50%, 06/02/41	900	897,750
8.00%, 05/03/19	200	240,500

		6,284,050

Security	Principal (000s)	Value

NETHERLANDS — 0.18%
Petrobras Global Finance BV
2.00%, 05/20/16	$250	$245,710
4.38%, 05/20/23[a]	1,300	1,144,979
5.63%, 05/20/43	400	327,011

		1,717,700
SOUTH KOREA — 0.53%
Export-Import Bank of Korea (The)
4.00%, 01/11/17	500	525,937
4.13%, 09/09/15	1,000	1,054,378
5.00%, 04/11/22	500	539,055
5.13%, 06/29/20	700	756,515
Korea Development Bank (The)
1.50%, 01/22/18[a]	500	474,225
3.88%, 05/04/17	1,000	1,048,537
4.38%, 08/10/15	500	528,504

		4,927,151
SUPRANATIONAL — 1.12%
Asian Development Bank
0.50%, 06/20/16	330	327,632
1.13%, 03/15/17	800	801,376
1.75%, 03/21/19	1,750	1,731,488
1.88%, 10/23/18	730	732,054
2.50%, 03/15/16	600	627,010
2.75%, 05/21/14	230	234,026
Inter-American Development Bank
0.88%, 03/15/18	900	872,296
1.13%, 03/15/17	2,050	2,052,817
1.38%, 10/18/16	1,000	1,014,416
2.25%, 07/15/15	450	464,933
3.88%, 02/14/20	600	655,790
5.13%, 09/13/16	855	963,141

		10,476,979
SWEDEN — 0.18%
Svensk Exportkredit AB
1.13%, 04/05/18	900	872,914
3.25%, 09/16/14	350	360,416
5.13%, 03/01/17	433	490,659

		1,723,989

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $49,001,400)		48,514,459

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.44%

BRAZIL — 0.92%
Brazil (Federative Republic of)
2.63%, 01/05/23[a]	$1,500	$1,286,250
4.88%, 01/22/21[a]	1,400	1,466,500
5.88%, 01/15/19	550	614,625
6.00%, 01/17/17	1,250	1,396,250
7.13%, 01/20/37	787	897,180
7.88%, 03/07/15	350	381,500
8.00%, 01/15/18	194	217,687
8.25%, 01/20/34	400	507,000
8.75%, 02/04/25	300	405,750
10.13%, 05/15/27	800	1,204,000
11.00%, 08/17/40 (Call 08/17/15)	207	244,260

		8,621,002
CANADA — 0.10%
Canada (Government of)
0.88%, 02/14/17[a]	400	398,041
2.38%, 09/10/14	350	357,362
Province of Quebec Canada
2.63%, 02/13/23	250	231,111

		986,514
CHILE — 0.13%
Chile (Republic of)
3.25%, 09/14/21[a]	1,000	970,000
3.88%, 08/05/20	250	256,250

		1,226,250
COLOMBIA — 0.38%
Colombia (Republic of)
2.63%, 03/15/23 (Call 12/15/22)	500	433,750
4.38%, 07/12/21	400	407,000
6.13%, 01/18/41[a]	500	525,000
7.38%, 01/27/17	500	580,000
7.38%, 03/18/19[a]	450	539,438
7.38%, 09/18/37	750	907,500
8.25%, 12/22/14	200	218,000

		3,610,688
ISRAEL — 0.16%
Israel (State of)
4.50%, 01/30/43	500	432,500

Security	Principal (000s)	Value

5.13%, 03/26/19	$930	$1,043,925

		1,476,425
ITALY — 0.43%
Italy (Republic of)
3.13%, 01/26/15	450	461,955
4.50%, 01/21/15	1,100	1,149,665
5.25%, 09/20/16	1,050	1,132,289
5.38%, 06/15/33	500	512,106
6.88%, 09/27/23	650	762,280

		4,018,295
JAPAN — 0.10%
Japan (Government of)
1.13%, 07/19/17	1,000	986,119

		986,119
MEXICO — 0.79%
United Mexican States
3.63%, 03/15/22[a]	400	390,000
4.75%, 03/08/44	850	743,750
5.13%, 01/15/20[a]	600	660,000
5.63%, 01/15/17	700	777,000
5.95%, 03/19/19	655	751,940
6.05%, 01/11/40	1,400	1,477,000
6.75%, 09/27/34	1,200	1,392,000
7.50%, 04/08/33	545	681,250
11.38%, 09/15/16[a]	400	518,000

		7,390,940
PANAMA — 0.18%
Panama (Republic of)
6.70%, 01/26/36	1,000	1,115,000
7.25%, 03/15/15	500	543,750

		1,658,750
PERU — 0.27%
Peru (Republic of)
5.63%, 11/18/50[a]	350	340,375
6.55%, 03/14/37	250	281,875
7.13%, 03/30/19[a]	200	238,000
7.35%, 07/21/25	700	864,500
8.38%, 05/03/16	250	290,000
8.75%, 11/21/33[a]	400	555,000

		2,569,750

114	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

PHILIPPINES — 0.47%
Philippines (Republic of the)
4.00%, 01/15/21	$1,000	$1,011,250
6.38%, 10/23/34	3,000	3,400,500

		4,411,750
POLAND — 0.30%
Poland (Republic of)
3.88%, 07/16/15	600	630,000
5.00%, 10/19/15	150	162,225
5.00%, 03/23/22	600	626,922
5.13%, 04/21/21[a]	300	317,625
6.38%, 07/15/19	950	1,089,175

		2,825,947
SOUTH AFRICA — 0.19%
South Africa (Republic of)
4.67%, 01/17/24[a]	700	651,000
5.50%, 03/09/20[a]	300	311,250
6.50%, 06/02/14[a]	250	259,475
6.88%, 05/27/19[a]	500	560,000

		1,781,725
SOUTH KOREA — 0.14%
Korea (Republic of)
4.88%, 09/22/14	450	468,365
5.75%, 04/16/14	500	514,262
7.13%, 04/16/19	250	304,387

		1,287,014
TURKEY — 0.88%
Turkey (Republic of)
3.25%, 03/23/23[a]	2,000	1,635,000
4.88%, 04/16/43	3,500	2,721,250
6.75%, 04/03/18	1,700	1,861,500
7.50%, 07/14/17	1,800	2,007,000

		8,224,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $54,222,397)		51,075,919

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 3.39%

ARIZONA — 0.03%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	$250	$253,870

		253,870
CALIFORNIA — 1.05%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	600	708,048
Series S1
7.04%, 04/01/50	275	335,269
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29 (GTD)	250	254,563
East Bay Municipal Utility District RB Water Revenue BAB Series B
5.87%, 06/01/40	180	204,574
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	500	608,510
Los Angeles Community College District GO BAB
6.75%, 08/01/49	200	244,782
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB Series A
5.74%, 06/01/39	60	66,067
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.49%, 08/01/33	250	288,037
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	400	493,536

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	$165	$203,930
Orange County Local Transportation Authority RB Sales Tax Revenue Series A
6.91%, 02/15/41	100	122,986
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	150	168,528
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/49	250	285,807
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	350	383,148
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	300	328,281
State of California GO
5.45%, 04/01/15	390	417,004
6.20%, 03/01/19	400	458,700
State of California GO BAB
5.70%, 11/01/21	200	223,398
7.50%, 04/01/34	450	568,669
7.55%, 04/01/39	945	1,223,132
7.60%, 11/01/40[a]	890	1,166,292
7.70%, 11/01/30 (Call 11/01/20)	100	115,704
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	700	763,280
5.95%, 05/15/45	200	213,924

		9,846,169
COLORADO — 0.01%
Colorado Department of Transportation RB Bridge Enterprise Revenue Series A
6.08%, 12/01/40	100	112,382

		112,382

Security	Principal (000s)	Value

CONNECTICUT — 0.03%
State of Connecticut GO Series A
5.85%, 03/15/32	$300	$325,218

		325,218
GEORGIA — 0.09%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project J, Series 2010A
6.64%, 04/01/57	500	518,735
Project M, Series 2010A
6.66%, 04/01/57	200	207,948
State of Georgia GO Series H
4.50%, 11/01/25	100	106,790

		833,473
ILLINOIS — 0.51%
Chicago Board of Education GO BAB Series E
6.14%, 12/01/39	175	168,833
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	440	496,597
City of Chicago GO Series C
7.78%, 01/01/35	200	222,188
City of Chicago RB Sewer Revenue Series B
6.90%, 01/01/40	105	121,764
City of Chicago RB Water Revenue BAB Series B
6.74%, 11/01/40	50	55,955
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	200	223,214
State of Illinois GO
4.07%, 01/01/14	500	504,740
4.42%, 01/01/15	400	413,484
5.10%, 06/01/33	1,550	1,359,877
5.37%, 03/01/17	250	263,925

116	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.88%, 03/01/19	$210	$225,403
State of Illinois GO BAB Series 3
6.73%, 04/01/35	100	99,559
Series 5
7.35%, 07/01/35	600	633,066

		4,788,605
MASSACHUSETTS — 0.09%
Commonwealth of Massachusetts GO BAB Series E
4.20%, 12/01/21	235	248,935
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	230	222,661
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.73%, 06/01/40	100	110,758
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205	224,586

		806,940
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	100	102,944

		102,944
MISSOURI — 0.03%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	250	280,178

		280,178
NEVADA — 0.03%
Clark County RB Port Airport & Marina Revenue BAB Series C
6.82%, 07/01/45	250	308,903

		308,903

Security	Principal (000s)	Value

NEW JERSEY — 0.28%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/20 (AGM)	$300	$231,240
0.00%, 02/15/23 (AGM)	120	75,917
0.00%, 02/15/24 (AGM)	250	146,593
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29(NPFGC)	450	542,430
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	422	527,736
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	335	434,183
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB Series C
5.75%, 12/15/28	250	266,068
6.10%, 12/15/28 (Call 12/15/20)	250	270,032
Rutgers – State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40	100	107,945

		2,602,144
NEW YORK — 0.53%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	250	326,617
Series C-1
6.69%, 11/15/40	275	321,219
Series E
6.81%, 11/15/40	250	296,032
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	200	215,950
5.72%, 06/15/42	350	392,693

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	$450	$490,864
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250	272,208
Series H
5.43%, 03/15/39	300	318,033
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	400	432,916
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	50	42,331
4.93%, 10/01/51 (GOI)	250	234,773
5.86%, 12/01/24 (GOI)	400	455,840
6.04%, 12/01/29 (GOI)	500	570,665
State of New York GO BAB
5.85%, 06/01/40	400	444,084
5.97%, 03/01/36	150	168,437

		4,982,662
OHIO — 0.10%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/50	320	379,629
8.08%, 02/15/50	100	129,910
Series E
6.27%, 02/15/50	100	102,179
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	100	105,975
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	250	252,340

		970,033

Security	Principal (000s)	Value

OREGON — 0.09%
Oregon State Department of Transportation RB Fuel Sales Tax Revenue Series 2010A
5.83%, 11/15/34	$250	$289,205
State of Oregon GO
5.76%, 06/01/23	250	290,010
5.89%, 06/01/27	200	230,684

		809,899
PENNSYLVANIA — 0.06%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	300	310,842
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.51%, 12/01/45	250	259,512

		570,354
TEXAS — 0.33%
City of Houston GOL Series A
6.29%, 03/01/32	400	449,872
City of San Antonio RB Electric Power & Light Revenues BAB
5.72%, 02/01/41	400	446,420
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	300	348,816
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	100	110,470
North Texas Tollway Authority RB Revenue BAB
6.72%, 01/01/49	250	299,240
State of Texas GO BAB
5.52%, 04/01/39	300	336,384

118	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

August 31, 2013

Security	Principal or Shares (000s)	Value

Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.03%, 04/01/26	$300	$326,853
5.18%, 04/01/30	250	273,525
University of Texas System Board of Regents RB College & University Revenue Series B
6.28%, 08/15/41 (Call 08/15/19)	500	546,440

		3,138,020
UTAH — 0.07%
State of Utah GO BAB Series D
4.55%, 07/01/24	600	639,762

		639,762
WASHINGTON — 0.03%
State of Washington GO BAB Series D
5.48%, 08/01/39	250	271,110
Washington State Convention Center Public Facilities District RB Hotel Occupancy Tax
6.79%, 07/01/40	50	55,295

		326,405
WISCONSIN — 0.02%
State of Wisconsin RB General Fund Series A
5.70%, 05/01/26 (AGM)	125	141,680

		141,680

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $30,846,552)		31,839,641

SHORT-TERM INVESTMENTS — 7.08%

MONEY MARKET FUNDS — 7.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,g,h]	43,010	43,010,156
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[e,g,h]	3,988	3,987,824

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	19,421	$19,420,740

		66,418,720

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,418,720)		66,418,720

TOTAL INVESTMENTS IN SECURITIES — 104.33%
(Cost: $978,622,874)		979,436,979
Other Assets, Less Liabilities — (4.33)%		(40,635,235)

NET ASSETS — 100.00%		$938,801,744

BAB  —  Build America Bond

CPO  —  Certificates of Participation (Ordinary)

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 82.16%

AEROSPACE & DEFENSE — 1.49%
BAE Systems PLC
5.80%, 10/11/41[a]	$150	$156,282
Boeing Co. (The)
4.88%, 02/15/20[b]	70	78,909
6.88%, 03/15/39	300	404,400
8.75%, 08/15/21	25	33,418
Lockheed Martin Corp.
4.07%, 12/15/42	416	367,596
4.85%, 09/15/41	300	298,402
Northrop Grumman Corp.
5.05%, 11/15/40	440	439,645
Raytheon Co.
4.70%, 12/15/41[b]	200	197,673
4.88%, 10/15/40[b]	290	293,045
United Technologies Corp.
4.50%, 06/01/42	900	886,381
5.40%, 05/01/35	75	83,552
5.70%, 04/15/40	405	471,232
6.05%, 06/01/36	225	269,083
6.70%, 08/01/28	125	154,637

		4,134,255
AGRICULTURE — 1.14%
Altria Group Inc.
4.25%, 08/09/42	250	205,780
9.95%, 11/10/38	238	351,995
10.20%, 02/06/39	418	634,569
Archer-Daniels-Midland Co.
4.02%, 04/16/43	26	22,850
4.54%, 03/26/42	383	367,015
5.38%, 09/15/35	155	165,176
5.77%, 03/01/41	50	56,865
Lorillard Tobacco Co.
7.00%, 08/04/41	140	144,272
Philip Morris International Inc.
6.38%, 05/16/38	811	966,141
Reynolds American Inc.
7.25%, 06/15/37	200	230,167

		3,144,830

Security	Principal (000s)	Value

APPAREL — 0.07%
VF Corp.
6.00%, 10/15/33	$75	$83,373
6.45%, 11/01/37	100	114,734

		198,107
AUTO MANUFACTURERS — 0.78%
Daimler Finance North America LLC
8.50%, 01/18/31	438	633,732
Ford Motor Co.
7.45%, 07/16/31[b]	1,255	1,512,499

		2,146,231
AUTO PARTS & EQUIPMENT — 0.10%
Johnson Controls Inc.
6.00%, 01/15/36	250	270,856

		270,856
BANKS — 6.25%
Bank of America Corp.
5.88%, 02/07/42[b]	420	466,857
Bank One Corp.
7.75%, 07/15/25	50	62,344
8.00%, 04/29/27	100	128,844
Bank One Michigan
8.25%, 11/01/24	375	478,983
Barclays Bank PLC
6.86%, 12/31/49 (Call 06/15/32)[a,b,c]	250	251,250
BNP Paribas SA
7.20%, 12/31/49 (Call 06/25/37)[a,c]	200	197,500
Citigroup Inc.
5.85%, 12/11/34	625	676,425
5.88%, 05/29/37	75	81,904
5.88%, 01/30/42	320	355,687
6.13%, 08/25/36	900	902,188
6.63%, 06/15/32	525	561,297
6.88%, 03/05/38	338	421,661
6.88%, 02/15/98	75	79,731
8.13%, 07/15/39	210	289,051
Fifth Third Bancorp
8.25%, 03/01/38	225	291,105
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23[b]	250	236,168
5.95%, 01/15/27	700	720,840

120	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.13%, 02/15/33[b]	$455	$495,836
6.25%, 02/01/41	875	975,976
6.45%, 05/01/36	275	277,096
6.75%, 10/01/37[b]	525	541,803
HSBC Bank (USA) N.A.
5.63%, 08/15/35	1,750	1,794,525
HSBC Bank PLC
7.65%, 05/01/25	100	121,409
HSBC Holdings PLC
6.50%, 09/15/37	655	742,216
7.63%, 05/17/32	100	121,887
J.P. Morgan Chase & Co.
5.40%, 01/06/42	310	329,391
5.50%, 10/15/40	200	215,213
5.60%, 07/15/41	705	765,385
6.40%, 05/15/38	275	326,381
KfW
0.00%, 04/18/36	450	177,529
0.00%, 06/29/37	580	217,823
Morgan Stanley
6.38%, 07/24/42	681	756,605
7.25%, 04/01/32	125	151,152
Rabobank Nederland
5.25%, 05/24/41	360	373,118
Standard Chartered PLC
7.01%, 12/31/49 (Call 07/30/37)[a,c]	200	201,700
UBS AG Stamford
7.75%, 09/01/26	200	244,121
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	950	1,160,340
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	260	269,250
6.55%, 10/15/35	50	57,190
6.61%, 10/01/25	100	117,302
Wells Fargo & Co.
5.38%, 02/07/35	180	191,876
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	226,222
Wells Fargo Capital X
5.95%, 12/01/86	236	226,563

		17,279,744

Security	Principal (000s)	Value

BEVERAGES — 1.38%
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	$51	$44,664
6.38%, 01/15/40	300	373,625
8.00%, 11/15/39	200	289,168
8.20%, 01/15/39	556	822,306
Diageo Capital PLC
5.88%, 09/30/36	285	330,295
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	115	147,754
Molson Coors Brewing Co.
5.00%, 05/01/42	390	380,975
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	500	637,373
PepsiCo Inc.
5.50%, 01/15/40	300	330,484
Pernod Ricard SA
5.50%, 01/15/42[a]	150	153,144
SABMiller Holdings Inc.
4.95%, 01/15/42[a]	300	301,123

		3,810,911
BIOTECHNOLOGY — 0.90%
Amgen Inc.
4.95%, 10/01/41	430	406,031
5.15%, 11/15/41 (Call 05/15/41)	250	243,276
5.38%, 05/15/43 (Call 11/15/42)	700	701,998
6.38%, 06/01/37	75	84,657
6.40%, 02/01/39	300	336,480
Genentech Inc.
5.25%, 07/15/35	300	320,033
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	360	398,056

		2,490,531
BUILDING MATERIALS — 0.10%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	130	125,823
7.00%, 12/01/36	150	158,815

		284,638
CHEMICALS — 1.55%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	255	274,172

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Braskem America Finance Co.
7.13%, 07/22/41 (Call 01/22/41)[a]	$200	$172,500
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	50	44,007
5.25%, 11/15/41 (Call 05/15/41)	290	289,765
7.38%, 11/01/29	240	307,159
9.40%, 05/15/39	255	374,306
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	485	495,675
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	365	348,249
Ecolab Inc.
5.50%, 12/08/41	420	451,230
Lubrizol Corp.
6.50%, 10/01/34	100	122,301
LYB International Finance BV
5.25%, 07/15/43	250	250,172
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	100	84,745
5.50%, 08/15/25	100	113,631
Series 1
5.50%, 07/30/35	100	111,083
Potash Corp. of Saskatchewan Inc.
5.88%, 12/01/36	285	308,526
PPG Industries Inc.
7.70%, 03/15/38	210	276,798
Rohm and Haas Co.
7.85%, 07/15/29	200	265,709

		4,290,028
COMMERCIAL SERVICES — 0.96%
ADT Corp. (The)
4.88%, 07/15/42	25	18,279
DP World Ltd.
6.85%, 07/02/37[a]	350	331,625
ERAC USA Finance LLC
5.63%, 03/15/42[a]	250	254,288
7.00%, 10/15/37[a]	230	273,157
Massachusetts Institute of Technology
5.60%, 07/01/2011	200	237,779
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	41	46,403

Security	Principal (000s)	Value

6.50%, 01/15/39[a]	$500	$659,005
SAIC Inc.
Series 1
5.95%, 12/01/40 (Call 06/01/40)	200	200,378
Tufts University
Series 2012
5.02%, 04/15/2012	250	238,031
University of Southern California
5.25%, 10/01/2011	250	275,186
Western Union Co. (The)
6.20%, 06/21/40	125	120,948

		2,655,079
COMPUTERS — 0.71%
Apple Inc.
2.40%, 05/03/23[b]	500	451,809
Dell Inc.
5.40%, 09/10/40[b]	125	100,817
Hewlett-Packard Co.
6.00%, 09/15/41	260	238,489
HP Enterprise Services LLC
7.45%, 10/15/29	190	208,544
International Business Machines Corp.
4.00%, 06/20/42	538	492,764
5.60%, 11/30/39	27	31,155
7.00%, 10/30/25	350	449,118

		1,972,696
COSMETICS & PERSONAL CARE — 0.32%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	200	172,649
Procter & Gamble Co. (The)
5.50%, 02/01/34	50	58,057
5.55%, 03/05/37	387	450,214
5.80%, 08/15/34	100	118,799
6.45%, 01/15/26	75	94,718

		894,437
DIVERSIFIED FINANCIAL SERVICES — 3.39%
American Express Co.
4.05%, 12/03/42	337	295,797
Ameritech Capital Funding Corp.
6.55%, 01/15/28	100	106,838
CDP Financial Inc.
5.60%, 11/25/39[a]	250	285,548

122	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Credit Suisse (USA) Inc.
7.13%, 07/15/32	$225	$292,570
FMR LLC
7.57%, 06/15/29[a]	400	498,926
General Electric Capital Corp.
5.88%, 01/14/38[b]	770	835,110
6.15%, 08/07/37	650	729,620
6.88%, 01/10/39	750	909,428
Series A
6.75%, 03/15/32	1,883	2,256,342
General Electric Capital Services Inc.
7.50%, 08/21/35	100	129,824
Goldman Sachs Capital I
6.35%, 02/15/34	545	521,561
Jefferies Group LLC
6.25%, 01/15/36	225	216,743
6.45%, 06/08/27[b]	180	182,700
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	300	305,429
7.75%, 05/14/38	895	1,077,492
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	280	382,455
Siemens Financieringsmat
6.13%, 08/17/26[a]	300	349,164

		9,375,547
ELECTRIC — 10.47%
Alabama Power Co.
6.00%, 03/01/39	115	136,021
6.13%, 05/15/38	105	124,057
Series 1
5.65%, 03/15/35 (Call 03/15/15)	100	103,925
Appalachian Power Co.
7.00%, 04/01/38	555	674,580
Arizona Public Service Co.
5.50%, 09/01/35	150	161,926
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	400	340,313
Comision Federal de Electricidad
5.75%, 02/14/42[a]	300	268,500
Connecticut Light & Power Co. (The)
6.35%, 06/01/36	150	183,019

Security	Principal (000s)	Value

Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	$290	$327,358
5.70%, 06/15/40	160	184,621
Series 05-A
5.30%, 03/01/35	50	54,351
Series 06-A
5.85%, 03/15/36	50	57,899
Series 06-B
6.20%, 06/15/36	50	59,980
Series 06-E
5.70%, 12/01/36	50	57,368
Series 08-B
6.75%, 04/01/38	415	534,227
Detroit Edison Co. (The)
5.70%, 10/01/37	100	115,030
Series A
6.63%, 06/01/36	100	128,111
Dominion Resources Inc.
6.30%, 03/15/33	75	88,153
7.00%, 06/15/38	50	64,070
Series B
5.95%, 06/15/35	100	116,092
Series F
5.25%, 08/01/33	550	594,388
DTE Energy Co.
6.38%, 04/15/33	30	34,481
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	200	181,607
4.25%, 12/15/41 (Call 06/15/41)	230	217,150
5.30%, 02/15/40	215	234,235
6.05%, 04/15/38	630	747,568
6.45%, 10/15/32	75	90,415
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	280	246,231
6.35%, 09/15/37	200	245,394
6.40%, 06/15/38	315	387,292
Duke Energy Indiana Inc.
6.12%, 10/15/35	76	82,441
6.45%, 04/01/39	50	62,032
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	280	258,013
E.ON International Finance BV
6.65%, 04/30/38[a]	321	392,674

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

El Paso Electric Co.
6.00%, 05/15/35	$150	$159,321
Electricite de France SA
5.60%, 01/27/40[a]	280	292,870
6.95%, 01/26/39[a]	280	341,580
Enel Finance International SA
6.00%, 10/07/39[a]	600	539,562
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	653	634,320
6.25%, 10/01/39	355	372,633
FirstEnergy Solutions Corp.
6.80%, 08/15/39	430	432,331
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	605	565,472
4.13%, 02/01/42 (Call 08/02/41)	240	225,459
4.95%, 06/01/35	100	107,568
5.25%, 02/01/41 (Call 08/01/40)	100	110,312
5.85%, 05/01/37	100	118,627
5.95%, 02/01/38	181	217,957
Georgia Power Co.
4.30%, 03/15/42	500	456,664
5.40%, 06/01/40	365	394,583
Series 07-A
5.65%, 03/01/37	100	109,583
Iberdrola International BV
6.75%, 07/15/36	125	132,460
Jersey Central Power & Light Co.
6.15%, 06/01/37	100	105,738
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	100	103,649
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	135	148,255
Massachusetts Electric Co.
5.90%, 11/15/39[a]	30	34,373
MidAmerican Energy Holdings Co.
5.80%, 10/15/36	100	114,558
5.95%, 05/15/37	150	167,739
6.13%, 04/01/36	694	790,215
6.50%, 09/15/37	405	480,811
8.48%, 09/15/28	296	409,749
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	435	488,488

Security	Principal (000s)	Value

Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)	$250	$241,518
5.95%, 06/15/41 (Call 12/15/40)	95	101,204
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	650	537,216
4.85%, 08/15/40 (Call 02/15/40)	330	347,655
5.25%, 07/15/35	50	55,144
6.25%, 06/01/36	100	124,661
Oglethorpe Power Corp.
5.25%, 09/01/50	25	24,818
6.19%, 01/01/31[a]	400	439,284
Ohio Edison Co.
6.88%, 07/15/36	200	231,071
Oncor Electric Delivery Co.
5.25%, 09/30/40	100	106,225
5.30%, 06/01/42 (Call 12/01/41)	155	165,616
7.00%, 09/01/22	340	419,298
7.50%, 09/01/38	25	33,228
Pacific Gas & Electric Co.
4.45%, 04/15/42 (Call 10/15/41)	450	415,422
4.50%, 12/15/41 (Call 06/15/41)	330	307,268
5.40%, 01/15/40	330	347,452
5.80%, 03/01/37	65	71,804
6.05%, 03/01/34	379	430,443
6.25%, 03/01/39	150	174,809
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	350	324,228
5.75%, 04/01/37	150	174,063
6.10%, 08/01/36	100	120,218
Peco Energy Co.
5.95%, 10/01/36	100	118,669
Potomac Electric Power Co.
6.50%, 11/15/37	175	222,162
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	360	343,534
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	285	311,451
PSEG Power LLC
8.63%, 04/15/31	240	329,763
Public Service Co. of Colorado
6.25%, 09/01/37	49	61,629
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	155	141,225
5.80%, 05/01/37	225	263,484

124	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	$25	$24,098
5.48%, 06/01/35	50	55,619
5.64%, 04/15/41 (Call 10/15/40)	330	378,983
5.80%, 03/15/40	25	29,105
6.72%, 06/15/36	50	63,601
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	150	146,734
4.50%, 08/15/40	250	252,535
5.35%, 05/15/40	75	85,415
6.13%, 09/15/37	100	123,629
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	23,654
5.45%, 02/01/41 (Call 08/01/40)	240	263,437
6.05%, 01/15/38	323	377,771
Southern California Edison Co.
5.63%, 02/01/36	75	86,192
6.00%, 01/15/34	105	125,771
6.05%, 03/15/39	100	121,906
Series 05-B
5.55%, 01/15/36	50	56,778
Series 05-E
5.35%, 07/15/35	75	83,529
Series 06-E
5.55%, 01/15/37	75	85,658
Series 08-A
5.95%, 02/01/38	479	572,826
Southern Power Co.
5.15%, 09/15/41	250	249,812
Southwestern Electric Power Co.
6.20%, 03/15/40	190	214,942
Southwestern Public Service Co.
6.00%, 10/01/36	50	56,761
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	150	147,095
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	365	338,496
TransAlta Corp.
6.50%, 03/15/40	100	97,957
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	430	385,529
Virginia Electric and Power Co.
4.00%, 01/15/43 (Call 07/15/42)	360	329,444
8.88%, 11/15/38	195	306,250

Security	Principal (000s)	Value

Series A
6.00%, 05/15/37	$175	$208,555
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	355	329,173
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	360	311,251
Wisconsin Power & Light Co.
6.38%, 08/15/37	310	376,270
Xcel Energy Inc.
6.50%, 07/01/36	50	61,268

		28,963,005
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
6.00%, 08/15/32	130	157,770

		157,770
ELECTRONICS — 0.33%
Honeywell International Inc.
5.38%, 03/01/41	231	260,920
5.70%, 03/15/37	230	265,225
Koninklijke Philips Electronics NV
5.00%, 03/15/42	100	99,923
6.88%, 03/11/38	240	297,859

		923,927
ENGINEERING & CONSTRUCTION — 0.08%
Odebrecht Finance Ltd.
7.13%, 06/26/42 (Call 12/26/41)[a]	250	217,500

		217,500
ENVIRONMENTAL CONTROL — 0.35%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	200	214,727
6.09%, 03/15/35	50	55,318
6.20%, 03/01/40	25	28,672
Waste Management Inc.
6.13%, 11/30/39	105	119,881
7.00%, 07/15/28	90	111,963
7.10%, 08/01/26	115	139,734
7.75%, 05/15/32	225	296,121

		966,416
FOOD — 2.19%
Cargill Inc.
4.10%, 11/01/42[a]	150	131,368
6.63%, 09/15/37[a]	280	337,213

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

ConAgra Foods Inc.
6.63%, 08/15/39[a]	$175	$203,237
8.25%, 09/15/30	300	382,468
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	415	400,838
General Mills Inc.
5.40%, 06/15/40	150	163,354
Hershey Co. (The)
7.20%, 08/15/27	75	96,719
Kellogg Co.
Series B
7.45%, 04/01/31	150	192,116
Kraft Foods Group Inc.
5.00%, 06/04/42	150	147,184
6.50%, 02/09/40	330	392,042
6.88%, 01/26/39	367	448,024
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	40	40,423
6.90%, 04/15/38	305	362,885
7.50%, 04/01/31	125	154,464
Mondelez International Inc.
6.50%, 11/01/31	305	351,004
6.50%, 02/09/40[b]	650	766,952
6.88%, 02/01/38	75	90,655
Safeway Inc.
7.25%, 02/01/31[b]	150	160,716
Sysco Corp.
5.38%, 09/21/35	200	218,259
Tesco PLC
6.15%, 11/15/37[a]	300	335,313
Unilever Capital Corp.
5.90%, 11/15/32	565	690,247

		6,065,481
FOREST PRODUCTS & PAPER — 0.43%
Georgia-Pacific LLC
7.75%, 11/15/29	470	595,568
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	355	385,124
7.30%, 11/15/39	50	61,561
Westvaco Corp.
8.20%, 01/15/30	125	147,105

		1,189,358

Security	Principal (000s)	Value

GAS — 0.72%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	$225	$252,259
6.00%, 10/01/34	140	158,994
Boston Gas Co.
4.49%, 02/15/42[a]	155	147,396
KeySpan Corp.
8.00%, 11/15/30	240	313,952
KeySpan Gas East Corp.
5.82%, 04/01/41[a]	265	299,213
Nakilat Inc.
6.07%, 12/31/33[a]	400	420,000
Sempra Energy
6.00%, 10/15/39	260	290,114
Southern California Gas Co.
Series KK
5.75%, 11/15/35	100	118,129

		2,000,057
HEALTH CARE — PRODUCTS — 0.59%
Baxter International Inc.
3.65%, 08/15/42	400	340,956
Boston Scientific Corp.
7.38%, 01/15/40	270	331,068
Covidien International Finance SA
6.55%, 10/15/37	330	415,544
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	250	223,837
5.55%, 03/15/40	280	313,808

		1,625,213
HEALTH CARE — SERVICES — 1.84%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	250	218,489
4.50%, 05/15/42 (Call 11/15/41)	435	402,954
6.75%, 12/15/37	64	78,551
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	230	244,163
5.88%, 03/15/41 (Call 09/15/40)	253	284,467
Dignity Health
4.50%, 11/01/42	150	129,983
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	250	223,170
Kaiser Foundation Hospitals
4.88%, 04/01/42	150	147,048

126	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Quest Diagnostics Inc.
6.95%, 07/01/37	$280	$317,914
Roche Holdings Inc.
7.00%, 03/01/39[a]	470	630,043
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	280	269,316
5.80%, 03/15/36	140	155,946
5.95%, 02/15/41 (Call 08/15/40)	300	344,510
6.88%, 02/15/38	510	643,617
WellPoint Inc.
4.63%, 05/15/42	641	592,155
5.80%, 08/15/40	75	82,000
5.85%, 01/15/36	30	32,495
6.38%, 06/15/37	250	290,744

		5,087,565
HOLDING COMPANIES — DIVERSIFIED — 0.19%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]	50	63,562
Temasek Financial I Ltd.
3.38%, 07/23/42[a]	250	199,109
Votorantim Cimentos SA
7.25%, 04/05/41[a]	300	270,000

		532,671
HOME FURNISHINGS — 0.03%
Whirlpool Corp.
5.15%, 03/01/43	100	96,118

		96,118
HOUSEHOLD PRODUCTS & WARES — 0.10%
Kimberly-Clark Corp.
5.30%, 03/01/41	25	27,903
6.63%, 08/01/37	195	251,721

		279,624
INSURANCE — 5.64%
ACE INA Holdings Inc.
4.15%, 03/13/43	315	294,400
Aflac Inc.
6.45%, 08/15/40	290	344,832
AIG Life Holdings Inc.
8.50%, 07/01/30	250	323,000
AIG Sunamerica Global Financing X
6.90%, 03/15/32[a]	50	61,011

Security	Principal (000s)	Value

Allstate Corp. (The)
5.20%, 01/15/42	$250	$262,400
5.55%, 05/09/35	200	222,798
American International Group Inc.
6.25%, 05/01/36	780	888,776
8.18%, 05/15/68 (Call 05/15/38)[c]	666	780,885
Aon PLC
8.21%, 01/01/27	300	366,974
AXA SA
8.60%, 12/15/30	460	545,100
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	250	232,471
5.75%, 01/15/40	345	385,644
Chubb Corp. (The)
6.00%, 05/11/37	360	430,175
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	100	107,387
Genworth Financial Inc.
6.50%, 06/15/34	75	78,725
Hartford Financial Services Group Inc.
5.95%, 10/15/36	150	166,422
6.10%, 10/01/41	190	218,029
6.63%, 03/30/40	50	60,156
Liberty Mutual Group Inc.
6.50%, 03/15/35[a]	345	378,747
Lincoln National Corp.
6.15%, 04/07/36	25	28,624
7.00%, 06/15/40	300	379,861
Loews Corp.
6.00%, 02/01/35	150	164,251
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	100	108,238
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[a]	340	493,558
MetLife Capital Trust X
9.25%, 04/08/68 (Call 04/08/33)[a]	250	323,750
MetLife Inc.
4.13%, 08/13/42	250	221,783
5.70%, 06/15/35	580	641,236
6.40%, 12/15/66 (Call 12/15/31)[b]	315	316,575
6.50%, 12/15/32	326	394,926

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	$250	$347,393
New York Life Insurance Co.
5.88%, 05/15/33[a]	100	111,478
6.75%, 11/15/39[a]	390	482,077
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40[a]	440	506,558
Pacific Life Insurance Co.
9.25%, 06/15/39[a,b]	335	465,314
Principal Financial Group Inc.
3.13%, 05/15/23	130	122,741
6.05%, 10/15/36	150	172,444
Progressive Corp. (The)
6.25%, 12/01/32	280	336,332
Protective Life Corp.
8.45%, 10/15/39	240	305,479
Prudential Financial Inc.
5.40%, 06/13/35	65	68,376
5.70%, 12/14/36	51	54,379
5.90%, 03/17/36	430	469,371
6.20%, 11/15/40	100	114,541
Series D
6.63%, 12/01/37	830	996,369
Swiss Re Treasury Corp.
4.25%, 12/06/42[a]	250	217,151
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]	440	542,978
Travelers Companies Inc. (The)
5.35%, 11/01/40	190	211,799
6.25%, 06/15/37	323	392,879
6.75%, 06/20/36	50	64,364
Unum Group
5.75%, 08/15/42	100	102,788
Validus Holdings Ltd.
8.88%, 01/26/40	75	95,564
WR Berkley Corp.
6.25%, 02/15/37	50	54,870
XL Group PLC
6.25%, 05/15/27	75	83,035
6.38%, 11/15/24	50	56,759

		15,595,773

Security	Principal (000s)	Value

INTERNET — 0.08%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	$265	$222,774

		222,774
IRON & STEEL — 0.22%
Cliffs Natural Resources Inc.
6.25%, 10/01/40[b]	225	189,091
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	75	74,864
6.40%, 12/01/37	150	170,238
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	101,327
Vale SA
5.63%, 09/11/42	100	83,506

		619,026
MACHINERY — 0.51%
Caterpillar Inc.
3.80%, 08/15/42	345	298,517
5.20%, 05/27/41	300	321,901
6.05%, 08/15/36	75	86,180
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	350	311,888
5.38%, 10/16/29	75	85,571
8.10%, 05/15/30	50	70,197
Rockwell Automation Inc.
6.25%, 12/01/37	100	118,940
6.70%, 01/15/28	100	123,451

		1,416,645
MANUFACTURING — 0.73%
3M Co.
5.70%, 03/15/37	355	415,009
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	200	220,548
Eaton Corp.
4.00%, 11/02/32[a]	565	519,069
General Electric Co.
4.13%, 10/09/42	335	305,850
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	200	173,246
4.88%, 09/15/41 (Call 03/15/41)	200	202,123
Parker Hannifin Corp.
Series A
6.25%, 05/15/38	150	181,626

		2,017,471

128	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

MEDIA — 5.60%
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	$250	$220,239
7.88%, 07/30/30	330	402,914
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	552	773,413
Comcast Corp.
4.25%, 01/15/33	360	342,838
4.65%, 07/15/42	250	239,084
6.40%, 03/01/40	425	507,240
6.45%, 03/15/37	480	572,273
6.95%, 08/15/37	300	377,443
COX Communications Inc.
8.38%, 03/01/39[a]	555	663,617
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42[b]	280	241,049
6.35%, 03/15/40	250	247,621
6.38%, 03/01/41	285	284,998
Discovery Communications LLC
4.88%, 04/01/43	250	230,539
6.35%, 06/01/40	300	331,194
Grupo Televisa SAB de CV CPO
6.63%, 03/18/25	100	113,182
6.63%, 01/15/40	355	382,432
Historic TW Inc.
6.63%, 05/15/29	380	434,258
6.95%, 01/15/28	100	118,225
7.57%, 02/01/24	100	122,022
NBCUniversal Media LLC
5.95%, 04/01/41	410	464,912
6.40%, 04/30/40	625	747,287
News America Inc.
6.15%, 02/15/41	575	633,260
6.40%, 12/15/35	330	364,903
6.55%, 03/15/33	75	84,305
6.65%, 11/15/37	420	483,834
7.70%, 10/30/25	250	303,253
7.85%, 03/01/39	75	95,753
8.15%, 10/17/36	75	94,406
8.88%, 04/26/23	50	64,456

Security	Principal (000s)	Value

TCI Communications Inc.
7.13%, 02/15/28	$100	$125,228
7.88%, 02/15/26	200	259,550
Thomson Reuters Corp.
5.50%, 08/15/35	150	152,783
5.85%, 04/15/40	100	106,529
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	150	128,132
5.88%, 11/15/40 (Call 05/15/40)	750	674,240
6.75%, 06/15/39	380	374,248
7.30%, 07/01/38[b]	250	260,094
Time Warner Entertainment Co. LP
8.38%, 07/15/33	352	393,093
Time Warner Inc.
6.10%, 07/15/40	225	242,650
6.25%, 03/29/41	330	361,659
6.50%, 11/15/36	350	391,324
7.63%, 04/15/31	740	929,942
Viacom Inc.
6.88%, 04/30/36	605	673,666
Walt Disney Co. (The)
4.38%, 08/16/41	290	284,488
7.00%, 03/01/32	155	205,510

		15,504,086
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	200	179,493

		179,493
MINING — 2.34%
Alcoa Inc.
5.90%, 02/01/27	251	238,737
5.95%, 02/01/37	235	214,689
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	255	220,760
Barrick Gold Corp.
5.25%, 04/01/42	350	284,062
Barrick North America Finance LLC
5.70%, 05/30/41	230	195,693
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42[b]	530	485,150
Freeport-McMoRan Copper & Gold Inc.
5.45%, 03/15/43 (Call 09/15/42)[a]	500	431,145

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	$200	$155,186
6.25%, 10/01/39	280	266,035
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	90,547
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	625	610,297
7.13%, 07/15/28	340	414,336
Southern Copper Corp.
5.25%, 11/08/42[b]	240	185,009
6.75%, 04/16/40	125	115,935
7.50%, 07/27/35[b]	400	405,347
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	230	212,580
6.25%, 07/15/41 (Call 01/15/41)	320	304,413
Vale Inco Ltd.
7.20%, 09/15/32	50	51,280
Vale Overseas Ltd.
6.88%, 11/21/36	630	610,076
6.88%, 11/10/39	490	473,801
8.25%, 01/17/34	237	259,182
Xstrata Canada Financial Corp.
6.00%, 11/15/41[a]	295	260,351

		6,484,611
MULTI-NATIONAL — 0.13%
European Investment Bank
4.88%, 02/15/36	330	363,435

		363,435
OFFICE & BUSINESS EQUIPMENT — 0.10%
Pitney Bowes Inc.
5.25%, 01/15/37	200	209,395
Xerox Corp.
6.75%, 12/15/39	50	54,536

		263,931
OIL & GAS — 7.04%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100	116,622
8.13%, 09/15/30	75	93,490
Anadarko Finance Co.
7.50%, 05/01/31	80	100,066
Anadarko Petroleum Corp.
6.20%, 03/15/40	430	487,117
6.45%, 09/15/36	670	782,160

Security	Principal (000s)	Value

Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	$100	$96,528
5.10%, 09/01/40 (Call 03/01/40)	185	186,218
6.00%, 01/15/37	811	916,525
Burlington Resources Finance Co.
7.20%, 08/15/31	400	521,752
Canadian Natural Resources Ltd.
6.25%, 03/15/38	580	659,038
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	150	134,998
6.75%, 11/15/39	445	533,264
CNOOC Finance 2011 Ltd.
5.75%, 01/26/41[a]	200	212,466
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[a]	250	239,524
ConocoPhillips
5.90%, 05/15/38	465	545,611
6.50%, 02/01/39	355	448,862
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	115,871
ConocoPhillips Holding Co.
6.95%, 04/15/29	542	692,930
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)[b]	600	552,815
5.60%, 07/15/41 (Call 01/15/41)	50	51,892
Devon Financing Corp. ULC
7.88%, 09/30/31	277	357,170
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)	200	187,702
6.50%, 08/15/34	170	186,390
6.50%, 02/01/38	270	298,073
7.20%, 11/01/31	75	86,013
Eni USA Inc.
7.30%, 11/15/27	100	122,036
Global Marine Inc.
7.00%, 06/01/28	100	104,945
Hess Corp.
5.60%, 02/15/41	425	436,771
7.13%, 03/15/33	430	512,710
7.30%, 08/15/31	25	30,300
Marathon Oil Corp.
6.60%, 10/01/37	305	362,059
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	300	330,435

130	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Motiva Enterprises LLC
6.85%, 01/15/40[a]	$200	$245,221
Murphy Oil Corp.
7.05%, 05/01/29	100	108,375
Nexen Inc.
6.40%, 05/15/37	364	394,186
7.50%, 07/30/39	175	214,750
7.88%, 03/15/32	260	322,295
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	360	408,486
Noble Holding International Ltd.
5.25%, 03/15/42	250	229,466
6.20%, 08/01/40	30	30,572
Petro-Canada
5.35%, 07/15/33	100	103,410
6.80%, 05/15/38	26	31,192
Phillips 66
5.88%, 05/01/42	495	527,914
PTT PCL
4.50%, 10/25/42[a]	400	313,949
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[a]	250	276,409
Shell International Finance BV
5.50%, 03/25/40	350	397,126
6.38%, 12/15/38	697	871,583
Statoil ASA
5.10%, 08/17/40	480	505,000
6.50%, 12/01/28[a]	100	123,521
6.80%, 01/15/28	75	96,061
7.15%, 01/15/29	100	129,480
7.75%, 06/15/23	50	65,525
Suncor Energy Inc.
5.95%, 12/01/34	150	162,426
6.50%, 06/15/38	795	933,637
6.85%, 06/01/39	75	90,797
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	150	155,479
Talisman Energy Inc.
6.25%, 02/01/38	175	181,587
7.25%, 10/15/27	200	229,149
Total Capital International SA
3.70%, 01/15/24	250	249,380

Security	Principal (000s)	Value

Transocean Inc.
6.80%, 03/15/38	$241	$257,357
7.50%, 04/15/31	280	311,381
Valero Energy Corp.
6.63%, 06/15/37	307	335,848
7.50%, 04/15/32	460	543,882
XTO Energy Inc.
6.75%, 08/01/37	100	133,542

		19,481,339
OIL & GAS SERVICES — 0.86%
Baker Hughes Inc.
5.13%, 09/15/40	485	518,290
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	280	271,072
7.45%, 09/15/39	435	584,884
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	480	427,615
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	256	244,658
6.50%, 08/01/36	256	256,739
6.75%, 09/15/40	75	77,614

		2,380,872
PACKAGING & CONTAINERS — 0.06%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	150	157,313

		157,313
PHARMACEUTICALS — 3.77%
Abbott Laboratories
5.30%, 05/27/40	285	314,320
6.00%, 04/01/39	150	180,738
AbbVie Inc.
4.40%, 11/06/42	685	639,643
AstraZeneca PLC
4.00%, 09/18/42	250	224,433
6.45%, 09/15/37	687	834,732
Bristol-Myers Squibb Co.
5.88%, 11/15/36	345	399,981
6.13%, 05/01/38	79	94,870
Cardinal Health Inc.
4.60%, 03/15/43	150	136,807
Eli Lilly and Co.
5.50%, 03/15/27	100	114,211
5.55%, 03/15/37	375	415,805

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.77%, 01/01/36	$50	$63,198
Express Scripts Holding Co.
6.13%, 11/15/41	320	368,474
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	250	275,434
6.38%, 05/15/38	562	699,121
Johnson & Johnson
4.50%, 09/01/40	75	76,716
4.95%, 05/15/33	150	165,709
5.95%, 08/15/37	600	732,233
Mead Johnson Nutrition Co.
5.90%, 11/01/39	100	110,780
Merck & Co. Inc.
6.40%, 03/01/28	100	122,603
Pfizer Inc.
7.20%, 03/15/39	979	1,336,121
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	445	566,189
6.55%, 09/15/37	655	835,616
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	380	440,450
Watson Pharmaceuticals Inc.
4.63%, 10/01/42 (Call 04/01/42)	480	430,577
Wyeth LLC
5.95%, 04/01/37	360	426,285
6.45%, 02/01/24	150	184,053
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)[a,b]	250	235,385

		10,424,484
PIPELINES — 3.26%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	55	63,326
DCP Midstream LLC
8.13%, 08/16/30	250	308,305
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	355	436,747
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	75	74,737
Series B
7.50%, 04/15/38	360	431,860

Security	Principal (000s)	Value

Energy Transfer Partners LP
6.05%, 06/01/41 (Call 12/01/40)	$110	$112,303
6.50%, 02/01/42 (Call 08/01/41)	480	517,416
6.63%, 10/15/36	240	258,447
7.60%, 02/01/24 (Call 11/01/23)[a]	75	90,721
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	250	225,188
4.85%, 08/15/42 (Call 02/15/42)	150	143,372
5.70%, 02/15/42	420	447,419
5.95%, 02/01/41	225	247,563
6.13%, 10/15/39	60	67,182
7.55%, 04/15/38	100	128,671
Series D
6.88%, 03/01/33	100	120,852
Series H
6.65%, 10/15/34	100	118,947
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	580	542,520
5.00%, 08/15/42 (Call 02/15/42)	250	232,503
5.80%, 03/15/35	150	155,731
6.38%, 03/01/41	230	253,991
6.95%, 01/15/38	522	614,631
7.40%, 03/15/31	100	118,996
7.75%, 03/15/32	100	123,861
ONEOK Inc.
6.00%, 06/15/35	150	139,091
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	355	365,519
6.85%, 10/15/37	100	110,684
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	150	152,573
6.65%, 01/15/37	75	89,891
Spectra Energy Capital LLC
7.50%, 09/15/38	100	118,209
Texas Eastern Transmission LP
7.00%, 07/15/32	100	119,906
TransCanada PipeLines Ltd.
5.60%, 03/31/34	100	108,392
5.85%, 03/15/36	100	111,338
6.10%, 06/01/40	25	28,846
6.20%, 10/15/37	30	34,939
7.25%, 08/15/38	150	194,334
7.63%, 01/15/39	400	536,806

132	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Transcontinental Gas Pipe Line Corp.
4.45%, 08/01/42 (Call 02/01/42)	$360	$327,077
5.40%, 08/15/41 (Call 02/15/41)	26	26,937
Williams Companies Inc. (The)
8.75%, 03/15/32	318	395,011
Williams Partners LP
6.30%, 04/15/40	315	332,006

		9,026,848
REAL ESTATE INVESTMENT TRUSTS — 0.43%
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	250	228,274
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	100	116,713
Health Care REIT Inc.
5.13%, 03/15/43 (Call 09/15/42)	140	126,622
6.50%, 03/15/41 (Call 09/15/40)	100	108,764
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	250	306,329
Weyerhaeuser Co.
7.38%, 03/15/32	250	301,570

		1,188,272
RETAIL — 3.69%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	430	480,471
6.13%, 09/15/39	225	261,440
6.25%, 06/01/27	130	154,602
Darden Restaurants Inc.
6.80%, 10/15/37	80	84,971
Home Depot Inc. (The)
5.88%, 12/16/36	295	339,826
5.95%, 04/01/41 (Call 10/01/40)	800	952,933
Kohl’s Corp.
6.88%, 12/15/37	150	163,500
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	51	49,775
5.80%, 04/15/40 (Call 10/15/39)	690	772,339
6.88%, 02/15/28[b]	50	61,314
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	270	243,538
4.30%, 02/15/43 (Call 08/15/42)[b]	276	234,534
6.65%, 07/15/24	290	337,138
McDonald’s Corp.
3.70%, 02/15/42	250	217,904

Security	Principal (000s)	Value

6.30%, 10/15/37	$190	$236,913
6.30%, 03/01/38	300	374,210
Nordstrom Inc.
6.95%, 03/15/28	100	121,841
7.00%, 01/15/38	100	129,585
Target Corp.
4.00%, 07/01/42[b]	310	279,308
6.50%, 10/15/37	100	124,208
7.00%, 01/15/38	550	712,720
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	100	89,826
5.00%, 10/25/40	100	105,121
5.25%, 09/01/35	1,190	1,286,804
5.63%, 04/15/41	200	228,606
6.20%, 04/15/38	975	1,186,114
6.50%, 08/15/37	534	670,805
6.75%, 10/15/23	50	62,289
7.55%, 02/15/30	100	135,665
Yum! Brands Inc.
6.88%, 11/15/37	100	117,589

		10,215,889
SEMICONDUCTORS — 0.39%
Applied Materials Inc.
5.85%, 06/15/41	240	251,339
Intel Corp.
4.00%, 12/15/32	480	448,964
4.80%, 10/01/41	375	367,898

		1,068,201
SOFTWARE — 0.77%
Microsoft Corp.
4.50%, 10/01/40	530	515,030
5.20%, 06/01/39	111	119,142
5.30%, 02/08/41	250	273,184
Oracle Corp.
5.38%, 07/15/40	490	537,359
6.13%, 07/08/39	470	565,177
6.50%, 04/15/38[b]	100	124,810

		2,134,702
TELECOMMUNICATIONS — 7.29%
Alltel Corp.
7.88%, 07/01/32	240	314,901

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

America Movil SAB de CV
6.13%, 03/30/40	$500	$518,056
6.38%, 03/01/35[b]	425	451,820
AT&T Corp.
6.50%, 03/15/29	50	55,147
8.00%, 11/15/31	600	831,632
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	104	89,371
4.35%, 06/15/45 (Call 12/15/44)	718	613,180
5.35%, 09/01/40	600	597,027
5.55%, 08/15/41	420	429,940
6.15%, 09/15/34	300	325,496
6.30%, 01/15/38	526	586,238
6.45%, 06/15/34	250	280,335
6.50%, 09/01/37	585	665,394
6.55%, 02/15/39	575	660,181
6.80%, 05/15/36	350	410,311
AT&T Mobility LLC
7.13%, 12/15/31	200	250,373
BellSouth Corp.
6.00%, 11/15/34	150	154,452
British Telecommunications PLC
9.63%, 12/15/30	525	793,606
Cisco Systems Inc.
5.50%, 01/15/40	525	585,937
5.90%, 02/15/39	424	497,294
Corning Inc.
4.70%, 03/15/37	75	69,894
5.75%, 08/15/40	40	44,381
7.25%, 08/15/36 (Call 08/15/26)	100	118,622
Deutsche Telekom International Finance BV
4.88%, 03/06/42[a]	700	663,891
8.75%, 06/15/30	449	628,755
9.25%, 06/01/32	100	148,343
Harris Corp.
6.15%, 12/15/40	100	106,831
Juniper Networks Inc.
5.95%, 03/15/41	105	107,663
Motorola Solutions Inc.
6.63%, 11/15/37	9	9,174
7.50%, 05/15/25	50	59,981
New Cingular Wireless Services Inc.
8.75%, 03/01/31	305	441,638

Security	Principal (000s)	Value

Orange
5.38%, 01/13/42	$250	$247,113
8.50%, 03/01/31	680	921,087
Qwest Corp.
6.88%, 09/15/33 (Call 07/01/13)	305	297,556
7.13%, 11/15/43 (Call 11/15/13)	100	98,402
Rogers Communications Inc.
7.50%, 08/15/38	190	243,233
Royal KPN NV
8.38%, 10/01/30	205	263,940
Telecom Italia Capital SA
6.00%, 09/30/34	250	216,373
6.38%, 11/15/33	310	278,258
7.20%, 07/18/36	465	452,019
7.72%, 06/04/38	26	25,618
Telefonica Emisiones SAU
7.05%, 06/20/36	550	584,970
Telefonica Europe BV
8.25%, 09/15/30	137	161,391
United States Cellular Corp.
6.70%, 12/15/33	150	145,854
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	250	200,729
4.75%, 11/01/41	240	219,970
6.40%, 02/15/38	330	371,333
6.90%, 04/15/38	280	333,141
7.35%, 04/01/39	200	248,697
7.75%, 12/01/30	1,215	1,549,358
Verizon Florida LLC Series E
6.86%, 02/01/28	100	107,716
Verizon Global Funding Corp.
5.85%, 09/15/35	355	373,781
7.75%, 06/15/32	100	125,379
Verizon Maryland Inc. Series B
5.13%, 06/15/33	50	48,014
Vodafone Group PLC
4.38%, 02/19/43	330	292,578
6.15%, 02/27/37	411	449,133
6.25%, 11/30/32	50	54,694
7.88%, 02/15/30	274	348,855

		20,169,056

134	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

TEXTILES — 0.04%
Cintas Corp. No. 2
6.15%, 08/15/36	$100	$115,515

		115,515
TOYS, GAMES & HOBBIES — 0.10%
Hasbro Inc.
6.35%, 03/15/40	100	109,489
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	150	153,565

		263,054
TRANSPORTATION — 2.33%
Burlington Northern Santa Fe Corp.
4.38%, 09/01/42 (Call 03/01/42)	530	480,705
4.40%, 03/15/42 (Call 09/15/41)	26	23,697
5.40%, 06/01/41 (Call 12/01/40)	250	262,002
5.75%, 05/01/40 (Call 11/01/39)[b]	200	218,662
6.15%, 05/01/37	150	170,032
6.20%, 08/15/36	100	113,233
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	280	230,194
6.20%, 06/01/36	220	265,954
6.25%, 08/01/34	50	60,507
6.38%, 11/15/37	58	71,706
6.90%, 07/15/28	50	62,953
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	220	228,323
7.13%, 10/15/31	240	292,006
Con–way Inc.
6.70%, 05/01/34	100	100,490
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	250	216,541
4.40%, 03/01/43 (Call 09/01/42)	26	23,514
4.75%, 05/30/42 (Call 11/30/41)	250	240,322
5.50%, 04/15/41 (Call 10/15/40)	70	73,851
6.00%, 10/01/36	190	213,447
6.22%, 04/30/40	105	122,111
FedEx Corp.
3.88%, 08/01/42	250	207,070
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[a]	250	238,437
Norfolk Southern Corp.
4.84%, 10/01/41	233	228,848
5.59%, 05/17/25	100	111,765

Security	Principal (000s)	Value

5.64%, 05/17/29	$100	$107,974
6.00%, 05/23/2011	350	381,282
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	220	229,945
4.30%, 06/15/42 (Call 12/15/41)	380	356,987
5.78%, 07/15/40	25	28,448
6.63%, 02/01/29	257	313,815
United Parcel Service Inc.
4.88%, 11/15/40 (Call 05/15/40)	25	26,199
6.20%, 01/15/38	487	600,007
8.38%, 04/01/30[d]	100	136,812

		6,437,839
WATER — 0.20%
American Water Capital Corp.
6.59%, 10/15/37	175	215,065
United Utilities PLC
6.88%, 08/15/28	150	163,617
Veolia Environnement SA
6.75%, 06/01/38	150	166,569

		545,251

TOTAL CORPORATE BONDS & NOTES
(Cost: $242,841,844)		227,328,475

FOREIGN AGENCY OBLIGATIONS[e] — 3.49%

BRAZIL — 0.29%
Petrobras International Finance Co.
6.75%, 01/27/41	535	497,023
6.88%, 01/20/40	330	311,631

		808,654
CANADA — 0.80%
British Columbia (Province of)
6.50%, 01/15/26	200	249,115
Hydro-Quebec
8.05%, 07/07/24	375	505,562
9.50%, 11/15/30	200	310,779
Quebec (Province of)
7.13%, 02/09/24	240	304,625
7.50%, 07/15/23	100	129,507
7.50%, 09/15/29	530	713,897

		2,213,485

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

CHILE — 0.12%
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42[a]	$400	$315,708

		315,708
CHINA — 0.16%
Sinochem Overseas Capital Co. Ltd.
6.30%, 11/12/40[a]	200	211,732
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[a]	250	233,182

		444,914
INDONESIA — 0.24%
PT Pertamina (Persero) Tbk
6.00%, 05/03/42[a]	850	658,750

		658,750
ITALY — 0.10%
Lombardy (Region of)
5.80%, 10/25/32	305	282,386

		282,386
KAZAKHSTAN — 0.15%
KazMunayGas National Co. JSC
5.75%, 04/30/43[a]	500	407,500

		407,500
MEXICO — 0.72%
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,130	1,161,075
Petroleos Mexicanos
5.50%, 06/27/44	425	368,687
6.50%, 06/02/41	450	447,750

		1,977,512
QATAR — 0.07%
Qtel International Finance Ltd.
5.00%, 10/19/25[a]	200	201,000

		201,000
RUSSIA — 0.39%
Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37[a]	300	309,000
8.63%, 04/28/34[a]	450	522,000
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[a]	250	258,438

		1,089,438

Security	Principal (000s)	Value

SOUTH KOREA — 0.10%
Korea Gas Corp.
6.25%, 01/20/42[a]	$250	$284,435

		284,435
SUPRANATIONAL — 0.23%
Asian Development Bank
5.82%, 06/16/28	290	348,494
Inter-American Development Bank
3.88%, 10/28/41	295	277,774

		626,268
UNITED ARAB EMIRATES — 0.12%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[a]	300	333,000

		333,000

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $11,039,902)		9,643,050

FOREIGN GOVERNMENT OBLIGATIONS[e] — 11.76%

ARUBA — 0.08%
Aruba (Government of)
4.63%, 09/14/23[a]	250	233,125

		233,125
BRAZIL — 1.92%
Brazil (Federative Republic of)
7.13%, 01/20/37	855	972,562
8.25%, 01/20/34	980	1,236,270
8.75%, 02/04/25	425	570,563
8.88%, 04/15/24	688	917,448
10.13%, 05/15/27	586	876,070
11.00%, 08/17/40 (Call 08/17/15)	620	725,400

		5,298,313
CHILE — 0.07%
Chile (Republic of)
3.63%, 10/30/42	250	195,625

		195,625
COLOMBIA — 0.68%
Colombia (Republic of)
6.13%, 01/18/41	650	681,687
7.38%, 09/18/37	700	847,000
8.13%, 05/21/24	275	352,000

		1,880,687

136	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

INDONESIA — 0.68%
Indonesia (Republic of)
5.25%, 01/17/42[a]	$750	$585,000
7.75%, 01/17/38[a]	700	736,750
8.50%, 10/12/35[a]	500	567,500

		1,889,250
ISRAEL — 0.13%
Israel (State of)
4.00%, 06/30/22[b]	350	357,438

		357,438
ITALY — 0.57%
Italy (Republic of)
5.38%, 06/15/33	717	718,506
6.88%, 09/27/23	730	854,917

		1,573,423
MEXICO — 1.50%
United Mexican States
4.75%, 03/08/44	700	610,050
5.75%, 10/12/49	230	206,425
6.05%, 01/11/40	670	709,530
6.75%, 09/27/34	1,525	1,764,425
7.50%, 04/08/33	402	502,500
8.30%, 08/15/31	255	344,250

		4,137,180
PANAMA — 0.54%
Panama (Republic of)
6.70%, 01/26/36	180	199,800
7.13%, 01/29/26[b]	700	836,500
9.38%, 04/01/29	330	461,175

		1,497,475
PERU — 0.65%
Peru (Republic of)
5.63%, 11/18/50	400	392,000
6.55%, 03/14/37	170	192,100
7.35%, 07/21/25	200	248,000
8.75%, 11/21/33[b]	700	969,500

		1,801,600
PHILIPPINES — 1.22%
Philippines (Republic of the)
5.00%, 01/13/37[b]	3,250	3,375,937

		3,375,937

Security	Principal or Shares (000s)	Value

QATAR — 0.24%
Qatar (Kingdom of)
5.75%, 01/20/42[a]	$200	$205,000
6.40%, 01/20/40[a]	400	444,000

		649,000
RUSSIA — 1.67%
Russian Federation (The)
5.63%, 04/04/42[a,b]	1,200	1,194,000
7.50%, 03/31/30[a,d]	2,239	2,582,803
12.75%, 06/24/28[a]	500	851,250

		4,628,053
SOUTH AFRICA — 0.30%
South Africa (Republic of)
4.67%, 01/17/24[b]	900	837,000

		837,000
TURKEY — 1.26%
Turkey (Republic of)
7.25%, 03/05/38	3,350	3,497,400

		3,497,400
URUGUAY — 0.25%
Uruguay (Republic of)
7.63%, 03/21/36	315	375,638
8.00%, 11/18/22	260	319,800

		695,438

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $37,594,728)		32,546,944

SHORT-TERM INVESTMENTS — 5.15%

MONEY MARKET FUNDS — 5.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[f,g,h]	10,020	10,020,107
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[f,g,h]	929	929,047
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	3,287	3,287,136

		14,236,290

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,236,290)		14,236,290

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 102.56%
(Cost: $305,712,764)	$283,754,759
Other Assets, Less Liabilities — (2.56)%	(7,069,335)

NET ASSETS — 100.00%	$276,685,424

CPO  —  Certificates of Participation (Ordinary)

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

138	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2013

	iShares 1-3 Year Credit Bond ETF	iShares Intermediate Credit Bond ETF	iShares Credit Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,727,305,440	$5,758,621,306	$909,603,444
Affiliated (Note 2)	598,753,651	358,730,132	69,019,430

Total cost of investments	$11,326,059,091	$6,117,351,438	$978,622,874

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,742,976,522	$5,772,692,290	$910,421,315
Affiliated (Note 2)	598,732,965	358,516,859	69,015,664

Total fair value of investments	11,341,709,487	6,131,209,149	979,436,979
Cash	1,982	—	—
Receivables:
Investment securities sold	19,011,969	23,137,408	452,862
Due from custodian (Note 4)	12,737,444	—	—
Interest	85,027,538	57,252,717	10,462,962
Capital shares sold	73,743,610	—	—
Capital shares redeemed	181,861	—	—

Total Assets	11,532,413,891	6,211,599,274	990,352,803

LIABILITIES
Payables:
Investment securities purchased	142,880,847	36,862,914	4,215,133
Collateral for securities on loan (Note 5)	368,433,504	292,193,315	46,997,980
Capital shares redeemed	—	607,966	—
Due to custodian	—	6,794	—
Securities related to in-kind transactions (Note 4)	3,150,252	—	158,548
Investment advisory fees (Note 2)	1,841,156	1,006,010	179,398

Total Liabilities	516,305,759	330,676,999	51,551,059

NET ASSETS	$11,016,108,132	$5,880,922,275	$938,801,744

Net assets consist of:
Paid-in capital	$10,966,032,805	$5,823,475,175	$916,467,438
Undistributed net investment income	9,598,350	12,016,055	2,949,550
Undistributed net realized gain	24,826,581	31,573,334	18,570,651
Net unrealized appreciation	15,650,396	13,857,711	814,105

NET ASSETS	$11,016,108,132	$5,880,922,275	$938,801,744

Shares outstanding[b]	105,100,000	54,900,000	8,800,000

Net asset value per share	$104.82	$107.12	$106.68

[a]	Securities on loan with values of $360,269,852, $285,565,443 and $45,939,681, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	139

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2013

iShares 10+ Year Credit Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$291,476,474
Affiliated (Note 2)	14,236,290

Total cost of investments	$305,712,764

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$269,518,469
Affiliated (Note 2)	14,236,290

Total fair value of investments	283,754,759
Receivables:
Investment securities sold	109,523
Interest	4,068,161

Total Assets	287,932,443

LIABILITIES
Payables:
Investment securities purchased	249,778
Collateral for securities on loan (Note 5)	10,949,154
Investment advisory fees (Note 2)	48,087

Total Liabilities	11,247,019

NET ASSETS	$276,685,424

Net assets consist of:
Paid-in capital	$295,793,820
Undistributed net investment income	1,239,198
Undistributed net realized gain	1,610,411
Net unrealized depreciation	(21,958,005)

NET ASSETS	$276,685,424

Shares outstanding[b]	5,000,000

Net asset value per share	$55.34

[a]	Securities on loan with a value of $10,702,201. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

140	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2013

	iShares 1-3 Year Credit Bond ETF	iShares Intermediate Credit Bond ETF	iShares Credit Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$71,702,135	$82,719,882	$22,540,210
Interest — affiliated (Note 2)	246,441	431,257	48,134
Securities lending income — affiliated (Note 2)	389,984	330,089	68,286

Total investment income	72,338,560	83,481,228	22,656,630

EXPENSES
Investment advisory fees (Note 2)	10,459,912	5,845,127	1,282,090

Total expenses	10,459,912	5,845,127	1,282,090

Net investment income	61,878,648	77,636,101	21,374,540

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	150,306	1,175,755	(704,105)
Investments — affiliated (Note 2)	(6,089)	—	—
In-kind redemptions — unaffiliated	24,576,710	31,668,753	19,644,213
In-kind redemptions — affiliated (Note 2)	105,654	(82,871)	19,210

Net realized gain	24,826,581	32,761,637	18,959,318

Net change in unrealized appreciation/depreciation	(86,566,985)	(252,038,105)	(91,189,026)

Net realized and unrealized loss	(61,740,404)	(219,276,468)	(72,229,708)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$138,244	$(141,640,367)	$(50,855,168)

See notes to financial statements.

FINANCIAL STATEMENTS	141

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2013

iShares 10+ Year Credit Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$7,791,461
Interest — affiliated (Note 2)	66
Securities lending income — affiliated (Note 2)	4,196

Total investment income	7,795,723

EXPENSES
Investment advisory fees (Note 2)	332,179

Total expenses	332,179

Net investment income	7,463,544

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(65,480)
In-kind redemptions — unaffiliated	1,336,692

Net realized gain	1,271,212

Net change in unrealized appreciation/depreciation	(32,367,351)

Net realized and unrealized loss	(31,096,139)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,632,595)

See notes to financial statements.

142	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 1-3 Year Credit Bond ETF		iShares Intermediate Credit Bond ETF
	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$61,878,648	$143,520,593	$77,636,101	$160,241,359
Net realized gain	24,826,581	50,096,926	32,761,637	95,251,515
Net change in unrealized appreciation/depreciation	(86,566,985)	9,301,969	(252,038,105)	16,590,413

Net increase (decrease) in net assets resulting from operations	138,244	202,919,488	(141,640,367)	272,083,287

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(63,703,928)	(146,575,669)	(77,580,148)	(161,824,453)

Total distributions to shareholders	(63,703,928)	(146,575,669)	(77,580,148)	(161,824,453)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,733,360,860	5,012,273,629	1,559,036,493	2,279,827,933
Cost of shares redeemed	(2,483,033,526)	(4,371,345,531)	(743,398,276)	(1,567,983,508)

Net increase in net assets from capital share transactions	1,250,327,334	640,928,098	815,638,217	711,844,425

INCREASE IN NET ASSETS	1,186,761,650	697,271,917	596,417,702	822,103,259

NET ASSETS
Beginning of period	9,829,346,482	9,132,074,565	5,284,504,573	4,462,401,314

End of period	$11,016,108,132	$9,829,346,482	$5,880,922,275	$5,284,504,573

Undistributed net investment income included in net assets at end of period	$9,598,350	$11,423,630	$12,016,055	$11,960,102

SHARES ISSUED AND REDEEMED
Shares sold	35,500,000	47,700,000	14,100,000	20,800,000
Shares redeemed	(23,600,000)	(41,600,000)	(6,800,000)	(14,200,000)

Net increase in shares outstanding	11,900,000	6,100,000	7,300,000	6,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	143

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Credit Bond ETF		iShares 10+ Year Credit Bond ETF
	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$21,374,540	$46,683,953	$7,463,544	$13,983,645
Net realized gain	18,959,318	14,515,295	1,271,212	3,155,680
Net change in unrealized appreciation/depreciation	(91,189,026)	13,125,778	(32,367,351)	1,715,253

Net increase (decrease) in net assets resulting from operations	(50,855,168)	74,325,026	(23,632,595)	18,854,578

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,671,515)	(47,128,498)	(7,794,968)	(13,546,894)

Total distributions to shareholders	(21,671,515)	(47,128,498)	(7,794,968)	(13,546,894)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	112,045,340	491,016,982	5,689,786	256,067,970
Cost of shares redeemed	(509,773,184)	(278,721,769)	(118,830,826)	(36,512,518)

Net increase (decrease) in net assets from capital share transactions	(397,727,844)	212,295,213	(113,141,040)	219,555,452

INCREASE (DECREASE) IN NET ASSETS	(470,254,527)	239,491,741	(144,568,603)	224,863,136

NET ASSETS
Beginning of period	1,409,056,271	1,169,564,530	421,254,027	196,390,891

End of period	$938,801,744	$1,409,056,271	$276,685,424	$421,254,027

Undistributed net investment income included in net assets at end of period	$2,949,550	$3,246,525	$1,239,198	$1,570,622

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	4,400,000	100,000	4,200,000
Shares redeemed	(4,700,000)	(2,500,000)	(2,000,000)	(600,000)

Net increase (decrease) in shares outstanding	(3,700,000)	1,900,000	(1,900,000)	3,600,000

See notes to financial statements.

144	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Credit Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$105.47	$104.85	$104.51	$103.89	$97.31	$103.09

Income from investment operations:
Net investment income[a]	0.63	1.59	1.92	2.44	3.70	4.44
Net realized and unrealized gain (loss)[b]	(0.63)	0.66	0.36	0.73	6.66	(6.21)

Total from investment operations	0.00	2.25	2.28	3.17	10.36	(1.77)

Less distributions from:
Net investment income	(0.65)	(1.63)	(1.94)	(2.51)	(3.78)	(4.01)
Net realized gain	—	—	—	(0.04)	(0.00)[c]	—

Total distributions	(0.65)	(1.63)	(1.94)	(2.55)	(3.78)	(4.01)

Net asset value, end of period	$104.82	$105.47	$104.85	$104.51	$103.89	$97.31

Total return	0.00%[d,e]	2.16%	2.19%	3.13%	10.84%	(1.74)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,016,108	$9,829,346	$9,132,075	$7,650,194	$5,547,921	$1,158,031
Ratio of expenses to average net assets[f]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[f]	1.18%	1.51%	1.84%	2.34%	3.62%	4.50%
Portfolio turnover rate[g]	5%	8%	8%	12%	23%	67%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Rounds to less than 0.01%.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	145

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Credit Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$111.02	$108.84	$105.67	$103.50	$92.81	$102.10

Income from investment operations:
Net investment income[a]	1.46	3.40	3.97	4.36	4.98	5.03
Net realized and unrealized gain (loss)[b]	(3.87)	2.25	3.18	2.23	10.54	(9.75)

Total from investment operations	(2.41)	5.65	7.15	6.59	15.52	(4.72)

Less distributions from:
Net investment income	(1.49)	(3.47)	(3.94)	(4.33)	(4.83)	(4.57)
Net realized gain	—	—	(0.04)	(0.09)	—	—

Total distributions	(1.49)	(3.47)	(3.98)	(4.42)	(4.83)	(4.57)

Net asset value, end of period	$107.12	$111.02	$108.84	$105.67	$103.50	$92.81

Total return	(2.19)%[c]	5.27%	6.90%	6.55%	17.13%	(4.72)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,880,922	$5,284,505	$4,462,401	$3,096,177	$2,256,309	$649,643
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.66%	3.09%	3.71%	4.14%	4.98%	5.28%
Portfolio turnover rate[e]	6%	7%	9%	9%	21%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

146	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Credit Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$112.72	$110.34	$104.45	$101.84	$90.10	$100.82

Income from investment operations:
Net investment income[a]	1.86	3.89	4.45	4.75	5.14	5.24
Net realized and unrealized gain (loss)[b]	(6.06)	2.44	5.86	2.59	11.57	(11.05)

Total from investment operations	(4.20)	6.33	10.31	7.34	16.71	(5.81)

Less distributions from:
Net investment income	(1.84)	(3.95)	(4.42)	(4.70)	(4.97)	(4.91)
Net realized gain	—	—	—	(0.03)	—	—

Total distributions	(1.84)	(3.95)	(4.42)	(4.73)	(4.97)	(4.91)

Net asset value, end of period	$106.68	$112.72	$110.34	$104.45	$101.84	$90.10

Total return	(3.77)%[c]	5.83%	10.11%	7.35%	19.00%	(5.91)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$938,802	$1,409,056	$1,169,565	$762,495	$539,776	$207,231
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	3.33%	3.47%	4.16%	4.55%	5.24%	5.63%
Portfolio turnover rate[e]	5%	10%	11%	13%	29%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	147

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10+ Year Credit Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$61.05	$59.51	$52.53	$50.60	$50.63

Income from investment operations:
Net investment income[b]	1.33	2.65	2.72	2.88	0.65
Net realized and unrealized gain (loss)[c]	(5.68)	1.59	6.88	1.85	(0.28)

Total from investment operations	(4.35)	4.24	9.60	4.73	0.37

Less distributions from:
Net investment income	(1.36)	(2.70)	(2.62)	(2.80)	(0.40)

Total distributions	(1.36)	(2.70)	(2.62)	(2.80)	(0.40)

Net asset value, end of period	$55.34	$61.05	$59.51	$52.53	$50.60

Total return	(7.24)%[d]	7.22%	18.81%	9.62%	0.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$276,685	$421,254	$196,391	$21,014	$10,120
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.49%	4.33%	4.79%	5.47%	5.79%
Portfolio turnover rate[f]	5%	10%	6%	37%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

148	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond ETF	Former Name[a]	Diversification Classification
1-3 Year Credit	iShares Barclays 1-3 Year Credit Bond Fund	Diversified
Intermediate Credit	iShares Barclays Intermediate Credit Bond Fund	Diversified
Credit	iShares Barclays Credit Bond Fund	Diversified
10+ Year Credit	iShares 10+ Year Credit Bond Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

NOTES TO FINANCIAL STATEMENTS	149

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

150	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
1-3 Year Credit
Assets:
Corporate Bonds & Notes	$—	$9,604,013,130	$—	$9,604,013,130
Foreign Agency Obligations	—	861,561,184	—	861,561,184
Foreign Government Obligations	—	273,009,940	—	273,009,940
Municipal Debt Obligations	—	38,350,151	—	38,350,151
Money Market Funds	564,775,082	—	—	564,775,082

	$564,775,082	$10,776,934,405	$—	$11,341,709,487

Intermediate Credit
Assets:
Corporate Bonds & Notes	$—	$5,184,448,501	$—	$5,184,448,501
Foreign Agency Obligations	—	357,409,955	—	357,409,955
Foreign Government Obligations	—	231,660,605	—	231,660,605
Municipal Debt Obligations	—	25,456,255	—	25,456,255
Money Market Funds	332,233,833	—	—	332,233,833

	$332,233,833	$5,798,975,316	$—	$6,131,209,149

Credit
Assets:
Corporate Bonds & Notes	$—	$781,588,240	$—	$781,588,240
Foreign Agency Obligations	—	48,514,459	—	48,514,459
Foreign Government Obligations	—	51,075,919	—	51,075,919
Municipal Debt Obligations	—	31,839,641	—	31,839,641
Money Market Funds	66,418,720	—	—	66,418,720

	$66,418,720	$913,018,259	$—	$979,436,979

10+ Year Credit
Assets:
Corporate Bonds & Notes	$—	$227,328,475	$—	$227,328,475
Foreign Agency Obligations	—	9,643,050	—	9,643,050
Foreign Government Obligations	—	32,546,944	—	32,546,944
Money Market Funds	14,236,290	—	—	14,236,290

	$14,236,290	$269,518,469	$—	$283,754,759

NOTES TO FINANCIAL STATEMENTS	151

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Effective July 1, 2013, for its investment advisory services to each of the iShares 1-3 Year Credit Bond ETF and iShares Intermediate Credit Bond ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to each of the iShares 1-3 Year Credit Bond ETF and iShares Intermediate Credit Bond ETF, BFA was entitled to an annual investment advisory fee of 0.20% based on each Fund’s average daily net assets.

For its investment advisory services to each of the iShares Credit Bond ETF and iShares 10+ Year Credit Bond ETF, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of each Fund.

152	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended August 31, 2013, each Fund retained 65% of securites lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares Bond ETF	Securities Lending Agent Fees
1-3 Year Credit	$209,991
Intermediate Credit	177,740
Credit	36,770
10+ Year Credit	2,259

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended August 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
1-3 Year Credit
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)	$1,000	$—	$—	$1,000	$992,705	$3,205	$—
PNC Funding Corp.
3.00%, 05/19/14	8,000	—	(8,000)	—	—	38,756	55,445
3.63%, 02/08/15	20,904	—	—	20,904	21,718,378	118,755	—
4.25%, 09/21/15	5,500	—	—	5,500	5,840,882	20,856	—
5.25%, 11/15/15	—	4,989	—	4,989	5,405,918	10,929	—
5.40%, 06/10/14	8,263	—	(8,263)	—	—	48,148	44,120

					$33,957,883	$240,649	$99,565

NOTES TO FINANCIAL STATEMENTS	153

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Intermediate Credit
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)	$3,000	$—	$—	$3,000	$2,743,369	$45,257	$—
3.80%, 07/25/23 (Call 06/25/23)	—	500	—	500	484,753	517	—
4.88%, 09/21/17	340	—	—	340	372,273	5,302	—
5.25%, 01/15/17	290	—	—	290	319,044	4,678	—
6.00%, 12/07/17	1,000	—	—	1,000	1,144,948	16,454	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	—	8,000	(2,600)	5,400	4,946,811	65,588	(215,714)
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)	2,093	—	—	2,093	2,168,228	24,576	—
3.30%, 03/08/22 (Call 02/06/22)	1,862	—	—	1,862	1,794,536	31,384	—
3.63%, 02/08/15	335	—	—	335	348,051	2,271	—
4.25%, 09/21/15	750	1,500	—	2,250	2,389,452	21,150	—
4.38%, 08/11/20	1,992	—	—	1,992	2,110,977	41,184	—
5.13%, 02/08/20	2,411	480	(1,300)	1,591	1,757,921	49,018	116,881
5.25%, 11/15/15	1,957	—	(100)	1,857	2,012,185	42,927	15,962
5.40%, 06/10/14	1,700	—	—	1,700	1,762,740	34,524	—
5.63%, 02/01/17	1,750	—	—	1,750	1,927,738	43,502	—

					$26,283,026	$428,332	$(82,871)

Credit
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)	$500	$—	$—	$500	$496,353	$1,778	$—
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)	910	—	—	910	877,029	14,284	—
3.63%, 02/08/15	500	—	—	500	519,479	7,914	—
4.25%, 09/21/15	200	—	—	200	212,396	4,281	—
5.13%, 02/08/20	925	—	(480)	445	491,687	19,468	19,210

					$2,596,944	$47,725	$19,210

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

154	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2013 were as follows:

iShares Bond ETF	Purchases	Sales
1-3 Year Credit	$2,696,611,239	$559,620,092
Intermediate Credit	489,699,933	313,005,511
Credit	61,573,430	84,848,615
10+ Year Credit	16,496,874	21,902,583

In-kind transactions (see Note 4) for the six months ended August 31, 2013 were as follows:

iShares Bond ETF	In-kind Purchases	In-kind Sales
1-3 Year Credit	$1,645,412,759	$2,447,766,616
Intermediate Credit	1,365,622,507	715,983,905
Credit	108,502,266	484,058,614
10+ Year Credit	5,486,404	113,354,893

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is

NOTES TO FINANCIAL STATEMENTS	155

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of August 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of August 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of August 31, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares Bond ETF	Market Value of Securities on Loan
1-3 Year Credit	$360,269,852
Intermediate Credit	285,565,443
Credit	45,939,681
10+ Year Credit	10,702,201

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

156	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year Credit	$11,326,059,091	$49,148,683	$(33,498,287)	$15,650,396
Intermediate Credit	6,117,621,097	116,769,337	(103,181,285)	13,588,052
Credit	978,743,314	26,603,765	(25,910,100)	693,665
10+ Year Credit	305,778,455	1,872,631	(23,896,327)	(22,023,696)

Management has reviewed the tax positions as of August 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	157

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares 1-3 Year Credit Bond ETF and iShares Intermediate Credit Bond ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the

158	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	159

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for a breakpoint in the Funds’ investment advisory fee rates as the aggregate assets of certain iShares Funds, including the Funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

160	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Credit Bond ETF and iShares 10+ Year Credit Bond ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	161

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and

162	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	163

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

164	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
1-3 Year Credit	$0.650425	$—	$0.004200	$0.654625	99%	—%	1%		100%
Intermediate Credit	1.474518	—	0.019516	1.494034	99	—	1		100
Credit	1.834259	—	0.007728	1.841987	100	—	0	[a]	100

[a]	Round to less than 1%.

SUPPLEMENTAL INFORMATION	165

Notes:

166	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-22-0813

AUGUST 31, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Long-Term U.S. Bond ETF | ILTB | NYSE Arca
➢	iShares Core Total U.S. Bond Market ETF | AGG | NYSE Arca

Fund Performance Overview

iSHARES® CORE LONG-TERM U.S. BOND ETF

Performance as of August 31, 2013

The iShares Core Long-Term U.S. Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities greater than ten years, as represented by the Barclays U.S. Long Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -7.52%, net of fees, while the total return for the Index was -7.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(9.76)%	(11.72)%	(9.62)%	(9.76)%	(11.72)%	(9.62)%
Since Inception	7.10%	6.64%	7.38%	29.16%	27.12%	30.41%

Index performance through October 22, 2012 reflects the performance of the BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 reflects the performance of the Barclays U.S. Long Government/Credit Bond Index.

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$924.80	$0.58	$1,000.00	$1,024.60	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	34.09%
Communications	8.28
Financial	7.83
Consumer Non-Cyclical	7.58
Energy	6.99
Municipal Debt Obligations	6.56
Utilities	6.16
Foreign Government Obligations	5.61
Industrial	3.76
Consumer Cyclical	3.27
U.S. Government Agency Obligations	3.05
Basic Materials	2.74
Technology	1.18
Foreign Agency Obligations	1.18
Multi-National	0.13
Short-Term and Other Net Assets	1.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

U.S. Treasury Bonds, 3.13%, 11/15/41	3.85%
U.S. Treasury Bonds, 3.13%, 02/15/42	2.91
U.S. Treasury Bonds, 2.75%, 11/15/42	2.90
U.S. Treasury Bonds, 2.75%, 08/15/42	2.36
U.S. Treasury Bonds, 4.25%, 11/15/40	2.29
U.S. Treasury Bonds, 6.88%, 08/15/25	1.77
U.S. Treasury Bonds, 5.38%, 02/15/31	1.59
U.S. Treasury Bonds, 4.38%, 05/15/40	1.53
U.S. Treasury Bonds, 3.88%, 08/15/40	1.38
U.S. Treasury Bonds, 3.13%, 02/15/43	1.34

TOTAL	21.92%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

Performance as of August 31, 2013

The iShares Core Total U.S. Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -2.75%, net of fees, while the total return for the Index was -2.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.60)%	(2.86)%	(2.47)%	(2.60)%	(2.86)%	(2.47)%
5 Years	4.72%	4.59%	4.93%	25.94%	25.14%	27.19%
Since Inception	4.44%	4.42%	4.66%	54.07%	53.70%	57.26%

The inception date of the Fund was 9/22/03. The first day of secondary market trading was 9/26/03.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$972.50	$0.40	$1,000.00	$1,024.80	$0.41	0.08%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	36.31%
Mortgage-Backed Securities	31.06
Financial	8.00
U.S. Government Agency Obligations	4.57
Consumer Non-Cyclical	3.22
Communications	2.55
Energy	2.29
Utilities	1.57
Industrial	1.55
Foreign Government Obligations	1.45
Foreign Agency Obligations	1.38
Consumer Cyclical	1.14
Basic Materials	1.13
Multi-National	1.09
Municipal Debt Obligations	0.91
Technology	0.83
Short-Term and Other Net Assets	0.95

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets
U.S. Treasury Notes, 7.50%, 11/15/16	2.32%
U.S. Treasury Notes, 3.63%, 02/15/20	1.75
U.S. Treasury Notes, 1.00%, 03/31/17	1.59
U.S. Treasury Notes, 4.75%, 05/15/14	1.52
U.S. Treasury Notes, 0.75%, 02/28/18	1.51
U.S. Treasury Notes, 8.13%, 08/15/19	1.45
U.S. Treasury Notes, 2.00%, 04/30/16	1.42
U.S. Treasury Bonds, 7.63%, 02/15/25	1.32
Federal National Mortgage Association, 3.00%, 09/01/43	1.28
U.S. Treasury Bonds, 4.63%, 02/15/40	1.05

TOTAL	15.21%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2013 and held through August 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 47.92%

AEROSPACE & DEFENSE — 1.01%
Boeing Co. (The)
6.88%, 03/15/39	$26	$34,944
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	26	21,819
Lockheed Martin Corp.
4.07%, 12/15/42	77	68,017
Northrop Grumman Systems Corp.
7.75%, 02/15/31	56	72,579
Raytheon Co.
4.88%, 10/15/40[a]	26	26,186
United Technologies Corp.
5.70%, 04/15/40	81	94,085
6.05%, 06/01/36	91	109,383

		427,013
AGRICULTURE — 0.86%
Altria Group Inc.
9.95%, 11/10/38	26	38,402
10.20%, 02/06/39	63	95,181
Archer-Daniels-Midland Co.
4.54%, 03/26/42	26	24,713
5.38%, 09/15/35	51	53,838
Lorillard Tobacco Co.
7.00%, 08/04/41	25	25,598
Philip Morris International Inc.
4.50%, 03/20/42	76	71,832
6.38%, 05/16/38	19	22,508
Reynolds American Inc.
7.25%, 06/15/37	26	29,952

		362,024
AIRLINES — 0.12%
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25[a]	26	25,545
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26[a]	26	25,090

		50,635
APPAREL — 0.07%
VF Corp.
6.45%, 11/01/37	26	29,632

		29,632

Security	Principal (000s)	Value

AUTO MANUFACTURERS — 0.33%
Daimler Finance North America LLC
8.50%, 01/18/31	$26	$37,498
Ford Motor Co.
7.45%, 07/16/31	85	102,210

		139,708
AUTO PARTS & EQUIPMENT — 0.06%
Johnson Controls Inc.
5.25%, 12/01/41 (Call 06/01/41)	26	25,595

		25,595
BANKS — 3.15%
Bank One Corp.
7.63%, 10/15/26	90	112,015
Citigroup Inc.
6.13%, 08/25/36	100	100,220
6.88%, 03/05/38	132	162,290
Fifth Third Bancorp
8.25%, 03/01/38	25	31,954
Goldman Sachs Group Inc. (The)
6.25%, 02/01/41	60	66,724
6.45%, 05/01/36	30	30,693
6.75%, 10/01/37	95	97,198
HSBC Holdings PLC
6.10%, 01/14/42	105	124,069
6.80%, 06/01/38	100	117,349
J.P. Morgan Chase & Co.
5.60%, 07/15/41	85	91,853
KfW
0.00%, 06/29/37	92	35,130
Morgan Stanley
6.38%, 07/24/42	76	84,887
Rabobank Nederland
5.25%, 05/24/41	40	41,446
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	90	92,231
Wells Fargo Capital X
5.95%, 12/01/86	145	139,925

		1,327,984
BEVERAGES — 0.77%
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	56	69,238
8.20%, 01/15/39	44	65,063

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Diageo Capital PLC
5.88%, 09/30/36	$25	$28,698
Diageo Investment Corp.
4.25%, 05/11/42	25	23,099
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	10	12,796
Molson Coors Brewing Co.
5.00%, 05/01/42	26	25,202
PepsiCo Inc.
5.50%, 01/15/40	90	99,263

		323,359
BIOTECHNOLOGY — 0.54%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	115	112,366
5.65%, 06/15/42 (Call 12/15/41)	25	25,695
6.40%, 02/01/39	65	72,887
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	15	16,557

		227,505
BUILDING MATERIALS — 0.06%
Owens Corning Inc.
7.00%, 12/01/36	25	26,004

		26,004
CHEMICALS — 0.80%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	25	26,690
Dow Chemical Co. (The)
5.25%, 11/15/41 (Call 05/15/41)	26	25,972
7.38%, 11/01/29	26	33,238
9.40%, 05/15/39	36	52,452
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	76	76,834
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	26	24,837
Ecolab Inc.
5.50%, 12/08/41	11	11,885
Monsanto Co.
5.50%, 08/15/25	26	29,461
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	26	27,453
PPG Industries Inc.
5.50%, 11/15/40	25	26,587

		335,409

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.30%
ADT Corp. (The)
4.88%, 07/15/42	$26	$18,870
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	52	58,240
SAIC Inc.
Series 1
5.95%, 12/01/40 (Call 06/01/40)	26	25,459
Western Union Co. (The)
6.20%, 11/17/36	26	25,351

		127,920
COMPUTERS — 0.47%
Apple Inc.
3.85%, 05/04/43	50	42,686
Dell Inc.
6.50%, 04/15/38	26	23,400
Hewlett-Packard Co.
6.00%, 09/15/41	26	23,997
International Business Machines Corp.
4.00%, 06/20/42	72	65,600
5.60%, 11/30/39	39	44,535

		200,218
COSMETICS & PERSONAL CARE — 0.22%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	26	22,250
Procter & Gamble Co. (The)
5.55%, 03/05/37	34	39,380
5.80%, 08/15/34	25	29,542

		91,172
DIVERSIFIED FINANCIAL SERVICES — 2.03%
Credit Suisse (USA) Inc.
7.13%, 07/15/32	41	52,701
General Electric Capital Corp.
5.88%, 01/14/38	85	91,432
6.15%, 08/07/37	230	256,766
Series A
6.75%, 03/15/32	76	90,849
Goldman Sachs Capital I
6.35%, 02/15/34	148	142,450
Jefferies Group LLC
6.25%, 01/15/36	40	37,455

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Merrill Lynch & Co. Inc.
7.75%, 05/14/38	$125	$151,004
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	26	35,317

		857,974
ELECTRIC — 5.91%
Appalachian Power Co.
7.00%, 04/01/38	31	37,914
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	26	24,961
Baltimore Gas & Electric Co.
6.35%, 10/01/36	51	60,701
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	40	33,732
Commonwealth Edison Co.
6.45%, 01/15/38	26	32,093
Consolidated Edison Co. of New York Inc.
Series 08-B
6.75%, 04/01/38	95	121,776
Detroit Edison Co. (The)
3.95%, 06/15/42 (Call 12/15/41)	40	36,126
Dominion Resources Inc.
Series C
4.90%, 08/01/41 (Call 02/01/41)	65	65,423
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	65	58,712
4.25%, 12/15/41 (Call 06/15/41)	25	23,408
6.10%, 06/01/37	88	101,267
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	71	65,297
Entergy Mississippi Inc.
3.10%, 07/01/23 (Call 04/01/23)	40	37,307
Exelon Generation Co. LLC
6.25%, 10/01/39	51	54,014
FirstEnergy Solutions Corp.
6.80%, 08/15/39	56	55,279
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	36	33,362
5.63%, 04/01/34	90	102,746
5.95%, 02/01/38	26	30,872

Security	Principal (000s)	Value

Georgia Power Co.
4.30%, 03/15/42	$115	$105,163
Interstate Power & Light Co.
6.25%, 07/15/39	25	30,307
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	31	31,647
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	30	32,130
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	176	199,842
Nevada Power Co.
Series R
6.75%, 07/01/37	25	31,637
Nisource Finance Corp.
5.95%, 06/15/41 (Call 12/15/40)	56	58,684
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	76	62,468
6.20%, 07/01/37	36	43,944
Oglethorpe Power Corp.
5.25%, 09/01/50	26	25,554
Ohio Power Co.
Series F
5.85%, 10/01/35	51	55,625
Oncor Electric Delivery Co.
5.30%, 06/01/42 (Call 12/01/41)	60	64,251
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	65	53,876
4.45%, 04/15/42 (Call 10/15/41)	26	23,995
6.05%, 03/01/34	72	81,557
Potomac Electric Power Co.
6.50%, 11/15/37	40	50,632
Public Service Electric & Gas Co.
3.80%, 01/01/43 (Call 07/01/42)	76	67,301
Puget Sound Energy Inc.
5.64%, 04/15/41 (Call 10/15/40)	56	63,938
San Diego Gas & Electric Co.
6.13%, 09/15/37	30	36,329
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	26	24,168
6.05%, 01/15/38	26	30,402
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	76	70,453
5.75%, 04/01/35	26	30,036

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Series 08-A
5.95%, 02/01/38	$41	$48,683
Southern Power Co.
5.25%, 07/15/43	50	50,702
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	40	35,791
Virginia Electric and Power Co.
4.00%, 01/15/43 (Call 07/15/42)	26	23,667
8.88%, 11/15/38	26	40,566
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	26	24,218
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)[a]	26	22,395

		2,494,951
ELECTRICAL COMPONENTS & EQUIPMENT — 0.15%
Emerson Electric Co.
6.13%, 04/15/39	25	30,033
Legrand France SA
8.50%, 02/15/25	25	31,185

		61,218
ELECTRONICS — 0.20%
Honeywell International Inc.
5.70%, 03/15/37	25	29,299
Koninklijke Philips Electronics NV
6.88%, 03/11/38[a]	45	55,691

		84,990
ENGINEERING & CONSTRUCTION — 0.08%
ABB Finance (USA) Inc.
4.38%, 05/08/42	36	33,858

		33,858
ENVIRONMENTAL CONTROL — 0.21%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	26	28,067
Waste Management Inc.
6.13%, 11/30/39	26	29,801
7.00%, 07/15/28	26	32,340

		90,208
FOOD — 1.22%
Campbell Soup Co.
3.80%, 08/02/42[a]	26	21,231
ConAgra Foods Inc.
8.25%, 09/15/30	51	65,012

Security	Principal (000s)	Value

Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	$30	$28,968
General Mills Inc.
5.40%, 06/15/40	25	27,418
Kellogg Co.
Series B
7.45%, 04/01/31	31	39,361
Kraft Foods Group Inc.
5.00%, 06/04/42	90	87,887
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	21	21,127
6.90%, 04/15/38	26	30,652
Mondelez International Inc.
6.50%, 02/09/40	96	112,174
Safeway Inc.
7.25%, 02/01/31	25	26,727
Sysco Corp.
5.38%, 09/21/35	16	17,457
Unilever Capital Corp.
5.90%, 11/15/32	30	36,644

		514,658
FOREST PRODUCTS & PAPER — 0.27%
Georgia-Pacific LLC
7.75%, 11/15/29	41	51,793
International Paper Co.
7.30%, 11/15/39	26	32,004
Westvaco Corp.
8.20%, 01/15/30	26	30,246

		114,043
GAS — 0.25%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	31	35,250
Sempra Energy
6.00%, 10/15/39	10	11,048
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	65	57,556

		103,854
HAND & MACHINE TOOLS — 0.06%
Stanley Black & Decker Inc.
5.20%, 09/01/40	26	26,545

		26,545

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 0.39%
Baxter International Inc.
3.65%, 08/15/42[a]	$26	$22,416
6.25%, 12/01/37	25	30,335
Becton, Dickinson and Co.
5.00%, 11/12/40	25	25,726
Boston Scientific Corp.
7.38%, 01/15/40	25	31,047
Covidien International Finance SA
6.55%, 10/15/37	11	13,720
Medtronic Inc.
4.50%, 03/15/42 (Call 09/15/41)	40	39,324

		162,568
HEALTH CARE — SERVICES — 1.03%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	26	22,679
6.63%, 06/15/36	26	31,079
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	25	26,376
6.15%, 11/15/36	41	46,469
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	26	23,028
Quest Diagnostics Inc.
5.75%, 01/30/40	26	25,974
UnitedHealth Group Inc.
4.38%, 03/15/42 (Call 09/15/41)	30	27,348
5.80%, 03/15/36	46	51,228
6.88%, 02/15/38	56	70,195
WellPoint Inc.
4.65%, 01/15/43[a]	76	69,984
6.38%, 06/15/37	36	41,425

		435,785
HOUSEHOLD PRODUCTS & WARES — 0.08%
Kimberly-Clark Corp.
6.63%, 08/01/37	25	32,265

		32,265
INSURANCE — 2.34%
ACE Capital Trust II
9.70%, 04/01/30	36	50,549
Aflac Inc.
6.45%, 08/15/40	26	30,866
Allstate Corp. (The)
5.20%, 01/15/42	26	27,290

Security	Principal (000s)	Value

American International Group Inc.
6.25%, 05/01/36	$120	$135,666
AXA SA
8.60%, 12/15/30	26	30,680
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	61	68,072
Chubb Corp. (The)
6.00%, 05/11/37	31	36,686
Cincinnati Financial Corp.
6.92%, 05/15/28	25	29,375
Hartford Financial Services Group Inc.
6.63%, 04/15/42	36	42,952
Lincoln National Corp.
7.00%, 06/15/40	46	58,074
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	41	44,262
MetLife Inc.
4.13%, 08/13/42	90	79,816
6.40%, 12/15/66 (Call 12/15/31)	100	100,500
Principal Financial Group Inc.
4.35%, 05/15/43	26	23,372
6.05%, 10/15/36	25	28,659
Prudential Financial Inc.
5.63%, 05/12/41	26	27,702
Series B
5.75%, 07/15/33	51	54,729
Series D
6.63%, 12/01/37	26	31,042
Travelers Companies Inc. (The)
6.25%, 06/15/37	51	61,606
XL Group PLC
6.25%, 05/15/27	25	27,492

		989,390
INTERNET — 0.05%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	26	21,746

		21,746
IRON & STEEL — 0.05%
Cliffs Natural Resources Inc.
6.25%, 10/01/40[a]	26	21,717

		21,717
MACHINERY — 0.31%
Caterpillar Inc.
3.80%, 08/15/42	58	49,920
5.20%, 05/27/41	25	26,614

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	$26	$23,391
5.38%, 10/16/29	26	29,529

		129,454
MANUFACTURING — 0.27%
3M Co.
5.70%, 03/15/37	16	18,752
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	16	17,580
Eaton Corp.
4.00%, 11/02/32[b]	30	27,697
General Electric Co.
4.13%, 10/09/42[a]	30	27,469
Illinois Tool Works Inc.
4.88%, 09/15/41 (Call 03/15/41)	20	20,206

		111,704
MEDIA — 3.61%
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	26	23,032
5.50%, 05/15/33	26	25,669
7.88%, 07/30/30	41	49,803
Comcast Corp.
4.65%, 07/15/42	130	123,901
6.40%, 05/15/38	100	118,026
6.95%, 08/15/37	90	112,627
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	50	42,677
6.00%, 08/15/40 (Call 05/15/40)	75	71,104
Discovery Communications LLC
6.35%, 06/01/40	50	55,483
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	21	22,705
Historic TW Inc.
6.63%, 05/15/29	65	74,045
News America Inc.
6.15%, 02/15/41	115	126,621
6.65%, 11/15/37	36	41,198
6.90%, 08/15/39	65	75,923
Thomson Reuters Corp.
5.85%, 04/15/40	25	26,442
Time Warner Cable Inc.
6.75%, 06/15/39	80	78,487
7.30%, 07/01/38	70	71,556

Security	Principal (000s)	Value

Time Warner Entertainment Co. LP
8.38%, 07/15/33	$39	$42,890
Time Warner Inc.
6.20%, 03/15/40	65	71,244
7.63%, 04/15/31	28	35,182
7.70%, 05/01/32	76	96,842
Viacom Inc.
4.50%, 02/27/42	25	20,777
6.88%, 04/30/36	36	39,838
Walt Disney Co. (The)
7.00%, 03/01/32	41	53,736
Series E
4.13%, 12/01/41	25	23,292

		1,523,100
MINING — 1.62%
Alcoa Inc.
5.95%, 02/01/37	25	22,779
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	51	44,032
Barrick North America Finance LLC
5.70%, 05/30/41	26	22,004
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	26	23,754
Freeport-McMoRan Copper & Gold Inc.
5.45%, 03/15/43 (Call 09/15/42)[b]	50	43,277
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	23	17,841
6.25%, 10/01/39[a]	61	57,942
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	26	25,129
7.13%, 07/15/28	45	54,143
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (Call 09/22/41)	51	46,497
Southern Copper Corp.
5.25%, 11/08/42	90	70,447
6.75%, 04/16/40	35	33,312
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)[a]	26	22,098
6.13%, 10/01/35	25	23,747
6.25%, 07/15/41 (Call 01/15/41)	31	29,036
Vale Overseas Ltd.
6.88%, 11/21/36	116	114,896
6.88%, 11/10/39	35	34,652

		685,586

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal (000s)	Value

MULTI-NATIONAL — 0.13%
European Investment Bank
4.88%, 02/15/36	$50	$55,358

		55,358
OFFICE & BUSINESS EQUIPMENT — 0.06%
Pitney Bowes Inc.
5.25%, 01/15/37	25	26,125

		26,125
OIL & GAS — 4.04%
Anadarko Finance Co.
7.50%, 05/01/31	21	26,432
Anadarko Petroleum Corp.
6.20%, 03/15/40	50	56,940
6.45%, 09/15/36	50	58,134
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	76	74,613
6.00%, 01/15/37	26	28,395
Canadian Natural Resources Ltd.
6.25%, 03/15/38	70	78,893
Cenovus Energy Inc.
6.75%, 11/15/39	26	31,025
Conoco Funding Co.
7.25%, 10/15/31	140	183,892
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	26	24,238
5.60%, 07/15/41 (Call 01/15/41)	21	21,727
Devon Financing Corp. ULC
7.88%, 09/30/31	50	64,669
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	25	28,708
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)	51	46,969
6.50%, 08/15/34	26	28,333
6.50%, 02/01/38	21	22,857
Hess Corp.
7.13%, 03/15/33	25	29,636
7.30%, 08/15/31	66	79,982
Husky Energy Inc.
6.80%, 09/15/37	25	30,662
Marathon Oil Corp.
6.60%, 10/01/37	51	60,449
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	41	44,850

Security	Principal (000s)	Value

Murphy Oil Corp.
5.13%, 12/01/42 (Call 06/01/42)	$26	$22,695
Nexen Inc.
6.40%, 05/15/37	95	102,967
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	15	16,919
Noble Holding International Ltd.
6.20%, 08/01/40	26	26,664
Phillips 66
5.88%, 05/01/42	26	27,369
Shell International Finance BV
5.50%, 03/25/40	36	40,896
6.38%, 12/15/38	41	51,046
Statoil ASA
4.25%, 11/23/41	90	84,007
Suncor Energy Inc.
6.85%, 06/01/39	51	61,647
7.15%, 02/01/32	61	75,341
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)[a]	26	24,509
6.25%, 02/01/38	41	42,053
Total Capital Canada Ltd.
2.75%, 07/15/23	15	13,793
Transocean Inc.
7.50%, 04/15/31	36	39,914
Valero Energy Corp.
6.63%, 06/15/37	26	28,018
10.50%, 03/15/39	16	23,501

		1,702,743
OIL & GAS SERVICES — 0.65%
Baker Hughes Inc.
5.13%, 09/15/40	60	64,582
Cameron International Corp.
5.95%, 06/01/41 (Call 12/01/40)	25	28,513
Halliburton Co.
4.75%, 08/01/43	75	74,796
6.70%, 09/15/38	21	25,972
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	26	23,003
Weatherford International Ltd.
6.75%, 09/15/40	56	57,359

		274,225

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal (000s)	Value

PACKAGING & CONTAINERS — 0.04%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	$15	$15,721

		15,721
PHARMACEUTICALS — 2.17%
Abbott Laboratories
5.30%, 05/27/40	26	28,667
6.15%, 11/30/37	36	44,059
AbbVie Inc.
4.40%, 11/06/42	65	60,388
AstraZeneca PLC
6.45%, 09/15/37	68	81,627
Bristol-Myers Squibb Co.
3.25%, 08/01/42	66	52,665
5.88%, 11/15/36	37	43,059
Eli Lilly and Co.
5.50%, 03/15/27	26	29,458
5.55%, 03/15/37	26	28,901
Express Scripts Holding Co.
6.13%, 11/15/41	26	29,931
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	40	49,681
Johnson & Johnson
5.85%, 07/15/38	81	96,485
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	90	76,206
6.40%, 03/01/28	26	32,417
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	38	47,986
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	51	58,647
Wyeth LLC
5.95%, 04/01/37	132	155,217

		915,394
PIPELINES — 2.30%
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	26	31,570
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	26	25,615
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	60	64,232
7.60%, 02/01/24 (Call 11/01/23)[b]	36	42,751

Security	Principal (000s)	Value

Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	$71	$67,740
6.45%, 09/01/40	41	47,684
7.55%, 04/15/38	51	64,950
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	140	130,813
5.00%, 08/15/42 (Call 02/15/42)	90	83,431
6.95%, 01/15/38	27	31,664
ONEOK Partners LP
6.85%, 10/15/37	26	29,129
Plains All American Pipeline LP
3.85%, 10/15/23 (Call 07/15/23)	100	99,066
5.15%, 06/01/42 (Call 12/01/41)	25	25,046
Spectra Energy Capital LLC
7.50%, 09/15/38	25	30,360
TransCanada PipeLines Ltd.
6.10%, 06/01/40	15	17,352
6.20%, 10/15/37	60	69,585
7.63%, 01/15/39	25	33,370
Williams Companies Inc. (The)
8.75%, 03/15/32	26	32,785
Williams Partners LP
6.30%, 04/15/40	40	42,093

		969,236
REAL ESTATE INVESTMENT TRUSTS — 0.31%
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	26	25,294
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	25	29,138
Health Care REIT Inc.
6.50%, 03/15/41 (Call 09/15/40)	25	27,168
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	41	50,322

		131,922
RETAIL — 2.56%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	26	29,299
6.13%, 09/15/39	26	30,203
Home Depot Inc. (The)
5.88%, 12/16/36	72	83,255
5.95%, 04/01/41 (Call 10/01/40)	50	59,109
Kohl’s Corp.
6.88%, 12/15/37[a]	40	44,678

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Lowe’s Companies Inc.
5.50%, 10/15/35	$51	$54,337
6.50%, 03/15/29	36	42,837
Macy’s Retail Holdings Inc.
5.13%, 01/15/42 (Call 07/15/41)	36	35,302
6.38%, 03/15/37	26	28,773
McDonald’s Corp.
3.70%, 02/15/42	26	22,654
6.30%, 10/15/37	76	95,261
Nordstrom Inc.
7.00%, 01/15/38	25	31,760
Target Corp.
6.35%, 11/01/32	80	97,043
Wal-Mart Stores Inc.
5.00%, 10/25/40	90	94,297
5.88%, 04/05/27	190	229,929
6.20%, 04/15/38	51	61,606
6.50%, 08/15/37	33	41,170

		1,081,513
SEMICONDUCTORS — 0.20%
Applied Materials Inc.
5.85%, 06/15/41	25	26,028
Intel Corp.
4.80%, 10/01/41	61	60,009

		86,037
SOFTWARE — 0.45%
Microsoft Corp.
5.30%, 02/08/41	62	68,652
Oracle Corp.
6.50%, 04/15/38	100	122,617

		191,269
TELECOMMUNICATIONS — 4.62%
Alltel Corp.
7.88%, 07/01/32	26	33,887
America Movil SAB de CV
6.13%, 03/30/40	100	103,584
AT&T Inc.
5.55%, 08/15/41	115	117,355
6.30%, 01/15/38	181	201,420
6.50%, 09/01/37	150	170,796
British Telecommunications PLC
9.63%, 12/15/30[a]	81	121,456

Security	Principal (000s)	Value

Cisco Systems Inc.
5.50%, 01/15/40	$50	$55,146
5.90%, 02/15/39	40	46,380
Corning Inc.
4.70%, 03/15/37	26	24,223
Deutsche Telekom International Finance BV
8.75%, 06/15/30	79	110,066
Harris Corp.
6.15%, 12/15/40	26	28,150
Juniper Networks Inc.
5.95%, 03/15/41	15	14,885
New Cingular Wireless Services Inc.
8.75%, 03/01/31	100	143,294
Orange
5.38%, 01/13/42	31	30,414
8.50%, 03/01/31	46	62,114
Qwest Corp.
6.88%, 09/15/33 (Call 09/30/13)	76	74,480
Royal KPN NV
8.38%, 10/01/30	11	14,104
Telecom Italia Capital SA
6.38%, 11/15/33	26	23,083
7.72%, 06/04/38	86	83,352
Telefonica Europe BV
8.25%, 09/15/30	67	78,687
Verizon Communications Inc.
6.40%, 02/15/38	150	167,444
Verizon Global Funding Corp.
5.85%, 09/15/35[a]	145	151,680
Vodafone Group PLC
7.88%, 02/15/30	75	95,480

		1,951,480
TOYS, GAMES & HOBBIES — 0.13%
Hasbro Inc.
6.35%, 03/15/40	25	26,825
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	26,919

		53,744
TRANSPORTATION — 1.37%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40 (Call 11/01/39)	75	82,375
6.15%, 05/01/37[a]	56	63,547

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Canadian National Railway Co.
6.38%, 11/15/37	$41	$50,677
Canadian Pacific Railway Co.
5.95%, 05/15/37	26	28,800
CSX Corp.
6.00%, 10/01/36	51	56,394
6.22%, 04/30/40	31	36,093
FedEx Corp.
3.88%, 08/01/42	26	21,842
Norfolk Southern Corp.
4.84%, 10/01/41	100	98,486
Union Pacific Corp.
6.63%, 02/01/29	60	73,256
United Parcel Service Inc.
3.63%, 10/01/42[a]	26	22,379
6.20%, 01/15/38	36	43,982

		577,831

TOTAL CORPORATE BONDS & NOTES (Cost: $22,131,279)		20,222,390

FOREIGN AGENCY OBLIGATIONS[c] — 1.18%

BRAZIL — 0.22%
Petrobras International Finance Co.
6.75%, 01/27/41	100	94,561

		94,561
CANADA — 0.47%
Hydro-Quebec
8.05%, 07/07/24	65	87,628
Quebec (Province of)
7.50%, 09/15/29	81	108,983

		196,611
MEXICO — 0.34%
Petroleos Mexicanos
5.50%, 06/27/44	165	142,725

		142,725
SUPRANATIONAL — 0.15%
Asian Development Bank
5.82%, 06/16/28	26	30,855
Inter-American Development Bank
3.88%, 10/28/41	35	33,091

		63,946

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $589,604)		497,843

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[c] — 5.61%

BRAZIL — 1.27%
Brazil (Federative Republic of)
7.13%, 01/20/37	$15	$17,100
8.25%, 01/20/34	110	139,425
8.75%, 02/04/25	76	102,790
8.88%, 04/15/24	50	67,125
10.13%, 05/15/27[a]	90	135,450
11.00%, 08/17/40 (Call 08/17/15)	62	73,160

		535,050
COLOMBIA — 0.42%
Colombia (Republic of)
8.13%, 05/21/24	140	178,500

		178,500
ITALY — 0.34%
Italy (Republic of)
5.38%, 06/15/33	49	50,186
6.88%, 09/27/23	80	93,819

		144,005
MEXICO — 0.96%
United Mexican States
4.75%, 03/08/44	158	138,250
6.05%, 01/11/40	32	33,760
8.30%, 08/15/31	170	230,775

		402,785
PANAMA — 0.41%
Panama (Republic of)
6.70%, 01/26/36	80	89,200
9.38%, 04/01/29	60	85,650

		174,850
PERU — 0.33%
Peru (Republic of)
5.63%, 11/18/50	85	82,662
8.75%, 11/21/33	42	58,275

		140,937
PHILIPPINES — 0.98%
Philippines (Republic of the)
5.00%, 01/13/37[a]	400	415,000

		415,000

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal (000s)	Value

TURKEY — 0.74%
Turkey (Republic of)
7.25%, 03/05/38	$300	$312,000

		312,000
URUGUAY — 0.16%
Uruguay (Republic of)
7.63%, 03/21/36	55	65,863

		65,863

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,763,926)		2,368,990

MUNICIPAL DEBT OBLIGATIONS — 6.56%

ARIZONA — 0.12%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	50	50,774

		50,774
CALIFORNIA — 2.08%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	100	118,008
Los Angeles Community College District GO BAB
6.75%, 08/01/49	40	48,956
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	25	29,272
Los Angeles Unified School District GO BAB
5.76%, 07/01/29	50	54,574
6.76%, 07/01/34	25	30,426
Metropolitan Water District of Southern California RB Water Revenue BAB
Series A
6.95%, 07/01/40 (Call 07/01/20)	50	56,626

Security	Principal (000s)	Value

Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	$20	$21,732
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	25	28,088
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.95%, 11/01/50	20	24,710
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	15	16,414
State of California GO BAB
7.55%, 04/01/39	95	122,960
7.63%, 03/01/40	155	201,703
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	50	54,520
5.95%, 05/15/45	10	10,696
6.27%, 05/15/31 (Call 05/15/19)	55	59,126

		877,811
CONNECTICUT — 0.09%
State of Connecticut GO Series A
5.85%, 03/15/32	35	37,942

		37,942
GEORGIA — 0.15%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M,
Series 2010A
6.66%, 04/01/57	60	62,385

		62,385
ILLINOIS — 0.79%
Chicago Board of Education GO BAB
Series E
6.14%, 12/01/39	25	24,119
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	45	50,788

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal (000s)	Value

City of Chicago RB Port Airport & Marina Revenue BAB
Series B
6.85%, 01/01/38 (Call 01/01/20)	$25	$26,913
Illinois State Toll Highway Authority RB Highway Revenue Tolls BAB
Series B
5.85%, 12/01/34	25	27,288
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	25	27,902
State of Illinois GO
5.10%, 06/01/33	190	166,695
State of Illinois GO BAB
6.63%, 02/01/35	10	9,866

		333,571
MASSACHUSETTS — 0.32%
Commonwealth of Massachusetts GO BAB
Series E
5.46%, 12/01/39	50	53,203
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	25	27,389
Massachusetts Water Pollution Abatement Trust RB Water Revenue BAB
Series B
5.19%, 08/01/40	50	53,577

		134,169
MISSOURI — 0.05%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	20	22,414

		22,414
NEW JERSEY — 0.50%
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	40	48,216
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	45	58,323

Security	Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	$55	$58,535
6.10%, 12/15/28 (Call 12/15/20)	45	48,606

		213,680
NEW YORK — 1.14%
City of New York GO BAB
5.21%, 10/01/31	70	72,591
Metropolitan Transportation Authority RB Transit Revenue BAB Series A
5.87%, 11/15/39	50	52,927
Series E
6.81%, 11/15/40	25	29,603
New York City Municipal Water Finance Authority RB Water Revenue BAB
6.01%, 06/15/42	40	46,582
Series DD
5.95%, 06/15/42	25	28,902
New York City Transitional Finance Authority RB Income Tax Revenue
5.27%, 05/01/27	40	43,676
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	50	54,441
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	50	54,114
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	85	71,962
5.65%, 11/01/40 (GOI)	25	26,886

		481,684
OHIO — 0.25%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.83%, 02/15/41	60	75,020

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	$30	$29,809

		104,829
OREGON — 0.14%
State of Oregon GO
5.89%, 06/01/27	50	57,671

		57,671
PENNSYLVANIA — 0.10%
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.56%, 12/01/49	40	41,477

		41,477
TEXAS — 0.65%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	40	44,336
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	35	40,695
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	25	27,617
North Texas Tollway Authority RB Highway Revenue Tolls BAB
8.91%, 02/01/30 (Call 02/01/20)	25	28,326
State of Texas GO BAB
5.52%, 04/01/39	50	56,064
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	10	10,895
5.18%, 04/01/30	25	27,353
University of Texas System Board of Regents RB College & University Revenue BAB
Series C
4.79%, 08/15/46	40	40,218

		275,504

Security	Principal (000s)	Value

UTAH — 0.05%
State of Utah GO BAB
Series D
4.55%, 07/01/24	$20	$21,325

		21,325
WASHINGTON — 0.13%
State of Washington GO BAB
Series D
5.48%, 08/01/39	50	54,222

		54,222

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $2,935,193)		2,769,458

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 37.14%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.05%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	191	249,486
6.75%, 03/15/31	165	223,788
Federal National Mortgage Association
5.63%, 07/15/37	86	105,082
6.63%, 11/15/30	155	206,668
7.25%, 05/15/30	222	313,039
Tennessee Valley Authority
3.50%, 12/15/42	50	39,984
7.13%, 05/01/30	110	147,404

		1,285,451

U.S. GOVERNMENT OBLIGATIONS — 34.09%
U.S. Treasury Bonds
2.75%, 08/15/42	1,200	996,696
2.75%, 11/15/42[a]	1,474	1,222,580
2.88%, 05/15/43	350	297,822
3.00%, 05/15/42	50	43,907
3.13%, 11/15/41	1,800	1,626,588
3.13%, 02/15/42	1,360	1,227,223
3.13%, 02/15/43	630	565,765
3.50%, 02/15/39	300	294,459
3.75%, 08/15/41	74	75,362
3.88%, 08/15/40	560	584,248
4.25%, 05/15/39	110	122,263
4.25%, 11/15/40	870	965,604
4.38%, 11/15/39	405	458,756
4.38%, 05/15/40	570	645,519

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

August 31, 2013

Security	Principal or Shares (000s)	Value

4.38%, 05/15/41	$130	$147,196
4.50%, 02/15/36[a]	205	236,584
4.50%, 05/15/38	38	43,852
4.50%, 08/15/39[a]	100	115,557
4.63%, 02/15/40	44	51,786
4.75%, 02/15/37	312	372,721
4.75%, 02/15/41[a]	440	528,163
5.00%, 05/15/37	160	197,725
5.25%, 11/15/28	60	74,339
5.25%, 02/15/29[a]	128	158,661
5.38%, 02/15/31	530	671,261
5.50%, 08/15/28	180	228,368
6.00%, 02/15/26	19	24,897
6.13%, 11/15/27	109	145,892
6.13%, 08/15/29[a]	101	136,818
6.38%, 08/15/27	132	180,198
6.50%, 11/15/26	408	559,752
6.63%, 02/15/27[a]	82	113,861
6.75%, 08/15/26	260	363,186
6.88%, 08/15/25	534	745,897
7.50%, 11/15/24	90	130,255
7.63%, 02/15/25[a]	24	35,148

		14,388,909

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $17,727,187)		15,674,360

SHORT-TERM INVESTMENTS — 8.46%

MONEY MARKET FUNDS — 8.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	2,775	2,775,476
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[d,e,f]	257	257,337
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	535	534,973

		3,567,786

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,567,786)		3,567,786

Value

TOTAL INVESTMENTS IN SECURITIES — 106.87%
(Cost: $49,714,975)	$45,100,827
Other Assets, Less Liabilities — (6.87)%	(2,897,975)

NET ASSETS — 100.00%	$42,202,852

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.82%

MORTGAGE-BACKED SECURITIES — 1.82%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-6, Class A3
5.37%, 10/10/45	$14,250	$14,528,415
Series 2007-2, Class A4
5.79%, 04/10/49[a]	9,950	11,054,649
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PW10, Class A4
5.41%, 12/11/40[a]	17,000	18,174,074
Series 2005-PWR9, Class AAB
4.80%, 09/11/42	3,260	3,310,335
Series 2006-PW13, Class A4
5.54%, 09/11/41	12,000	13,147,443
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD, Class A4
5.32%, 12/11/49	18,000	19,655,787
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3
5.47%, 09/15/39	14,327	15,567,427
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A3
4.58%, 06/10/48	5,279	5,342,730
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4
6.00%, 08/10/45[a]	57,000	62,734,934
GS Mortgage Securities Trust
Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	4,667,113
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	10,000	10,623,596
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	10,000	11,194,722

Security	Principal (000s)	Value
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4
4.57%, 01/15/31	$10,601	$10,759,314
Series 2004-C4, Class A4
5.71%, 06/15/29[a]	17,000	17,304,674
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49[a]	11,408	12,832,357
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	18,597	19,642,434
Morgan Stanley/Bank of America Merrill Lynch Trust
Series 2013-C9, Class A4
3.10%, 05/15/46	5,000	4,649,805
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class AJ
5.52%, 01/15/45[a]	5,000	5,252,427

		260,442,236

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $229,905,250)		260,442,236

CORPORATE BONDS & NOTES — 23.37%

ADVERTISING — 0.05%
Omnicom Group Inc.
3.63%, 05/01/22	5,765	5,586,450
WPP Finance 2010
3.63%, 09/07/22	1,000	932,076
4.75%, 11/21/21	1,200	1,224,338

		7,742,864
AEROSPACE & DEFENSE — 0.31%
Boeing Co. (The)
4.88%, 02/15/20	2,500	2,811,962
Exelis Inc.
5.55%, 10/01/21	300	298,985
General Dynamics Corp.
1.38%, 01/15/15	1,000	1,010,043
2.25%, 07/15/16	300	309,229

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
2.25%, 11/15/22 (Call 08/15/22)	$1,500	$1,344,481
3.88%, 07/15/21 (Call 04/15/21)	1,400	1,444,154
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	3,000	3,056,708
L-3 Communications Corp.
3.95%, 11/15/16	1,150	1,215,309
4.75%, 07/15/20	1,100	1,140,275
4.95%, 02/15/21 (Call 11/15/20)	300	313,839
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,574,900
3.35%, 09/15/21	2,900	2,857,362
4.07%, 12/15/42	2,747	2,426,537
Northrop Grumman Corp.
3.25%, 08/01/23	1,950	1,839,939
3.50%, 03/15/21	2,000	2,012,944
5.05%, 11/15/40	230	229,748
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,300	1,180,984
6.40%, 12/15/18	4,299	5,123,629
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	400	385,837
United Technologies Corp.
3.10%, 06/01/22	3,250	3,176,204
4.50%, 04/15/20	750	824,095
4.50%, 06/01/42	2,200	2,169,483
4.88%, 05/01/15	1,100	1,176,172
6.13%, 02/01/19	2,122	2,502,998
6.13%, 07/15/38	2,022	2,480,412

		43,906,229

AGRICULTURE — 0.28%
Altria Group Inc.
4.50%, 05/02/43[b]	3,000	2,560,699
4.75%, 05/05/21	3,450	3,644,706
9.70%, 11/10/18	6,394	8,365,479
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,750	1,861,945
5.77%, 03/01/41	2,500	2,801,524

Security	Principal (000s)	Value
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	$1,150	$1,212,186
Lorillard Tobacco Co.
2.30%, 08/21/17[b]	1,650	1,617,714
3.50%, 08/04/16[b]	450	469,371
6.88%, 05/01/20	600	679,331
7.00%, 08/04/41[b]	550	563,152
Philip Morris International Inc.
2.50%, 05/16/16	1,500	1,555,557
2.50%, 08/22/22	2,800	2,545,005
4.13%, 05/17/21	2,500	2,612,988
4.38%, 11/15/41	2,000	1,824,079
4.50%, 03/20/42	1,000	945,155
5.65%, 05/16/18	1,976	2,274,090
Reynolds American Inc.
3.25%, 11/01/22	1,350	1,233,697
6.75%, 06/15/17[b]	3,118	3,587,452

		40,354,130
AIRLINES — 0.08%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[b]	385	410,403
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[c]	3,250	3,217,500
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[b]	1,026	1,077,204
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25[b]	2,500	2,456,250
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[b]	780	832,917
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21[b]	3,134	3,298,482

		11,292,756
APPAREL — 0.02%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	2,600	2,365,072

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	$400	$398,610

		2,763,682
AUTO MANUFACTURERS — 0.04%
Daimler Finance North America LLC
8.50%, 01/18/31	2,000	2,884,454
Ford Motor Co.
4.75%, 01/15/43	2,500	2,186,570

		5,071,024
AUTO PARTS & EQUIPMENT — 0.06%
BorgWarner Inc.
4.63%, 09/15/20	2,500	2,571,529
Johnson Controls Inc.
2.60%, 12/01/16	2,000	2,059,361
3.75%, 12/01/21 (Call 09/01/21)[b]	1,000	989,336
4.25%, 03/01/21	1,900	1,948,880
5.70%, 03/01/41	600	625,022

		8,194,128
BANKS — 4.68%
Abbey National Treasury Services PLC
4.00%, 04/27/16	3,800	3,994,746
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	600	639,951
Bank of America Corp.
1.25%, 01/11/16	2,000	1,988,079
3.30%, 01/11/23	200	184,687
5.63%, 07/01/20	11,300	12,493,157
5.70%, 01/24/22	3,000	3,319,603
5.75%, 12/01/17	1,000	1,120,614
5.88%, 02/07/42	2,000	2,222,549
6.50%, 08/01/16	5,050	5,689,449
Series 1
3.75%, 07/12/16	3,300	3,473,323
Bank of America N.A.
6.00%, 10/15/36	8,601	9,635,795
Bank of Montreal
1.30%, 07/15/16	500	499,188
1.75%, 04/29/14[b]	1,250	1,261,383
2.50%, 01/11/17	800	815,441

Security	Principal (000s)	Value
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18	$1,925	$1,911,252
2.30%, 07/28/16	1,250	1,285,276
2.40%, 01/17/17 (Call 12/18/16)	2,000	2,041,204
3.55%, 09/23/21 (Call 08/23/21)	2,650	2,677,241
4.30%, 05/15/14	2,744	2,819,537
4.60%, 01/15/20	3,095	3,342,556
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)	1,000	968,178
2.05%, 10/07/15	500	511,001
2.55%, 01/12/17	400	408,375
2.90%, 03/29/16	5,500	5,721,242
3.40%, 01/22/15	3,250	3,367,219
4.38%, 01/13/21	1,000	1,073,021
Barclays Bank PLC
5.13%, 01/08/20	5,435	5,982,107
5.20%, 07/10/14	4,885	5,066,981
BB&T Corp.
5.20%, 12/23/15	3,011	3,267,472
5.25%, 11/01/19	1,200	1,311,748
6.85%, 04/30/19	1,824	2,186,758
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14[b]	900	907,865
BNP Paribas SA
3.60%, 02/23/16	5,000	5,253,477
5.00%, 01/15/21	4,600	4,890,442
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	1,150	1,149,085
2.35%, 12/11/15	3,700	3,813,152
Capital One Financial Corp.
4.75%, 07/15/21	1,600	1,680,089
6.15%, 09/01/16[b]	8,342	9,260,776
Citigroup Inc.
1.75%, 05/01/18	1,600	1,536,879
3.95%, 06/15/16	4,750	5,019,176
4.45%, 01/10/17	6,250	6,701,831
4.50%, 01/14/22	1,000	1,038,702

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
4.59%, 12/15/15	$5,000	$5,347,251
4.75%, 05/19/15	4,250	4,498,894
5.00%, 09/15/14	1,000	1,038,702
5.38%, 08/09/20	4,750	5,247,615
5.50%, 02/15/17	7,100	7,726,109
6.01%, 01/15/15	1,000	1,065,422
6.38%, 08/12/14	7,650	8,054,713
8.13%, 07/15/39	10,914	14,923,809
Comerica Inc.
3.00%, 09/16/15	400	415,395
Commonwealth Bank of Australia/New York
1.90%, 09/18/17[b]	5,750	5,715,733
Credit Suisse New York
3.50%, 03/23/15	2,000	2,080,785
5.40%, 01/14/20	500	538,940
Deutsche Bank AG London
3.25%, 01/11/16	2,000	2,082,875
6.00%, 09/01/17	6,607	7,535,000
Discover Bank
2.00%, 02/21/18	2,000	1,928,748
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	1,500	1,466,167
3.63%, 01/25/16	3,250	3,415,499
8.25%, 03/01/38	1,000	1,278,149
First Horizon National Corp.
5.38%, 12/15/15	250	269,428
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	2,500	2,445,793
3.63%, 02/07/16	5,250	5,482,469
5.00%, 10/01/14	23,387	24,421,203
5.25%, 10/15/13	1,200	1,206,386
5.38%, 03/15/20	2,010	2,191,521
5.63%, 01/15/17	4,500	4,882,915
5.75%, 01/24/22	3,000	3,281,234
6.00%, 06/15/20	5,100	5,716,339
6.15%, 04/01/18	5,750	6,492,694
6.25%, 02/01/41	4,200	4,670,650
6.75%, 10/01/37	7,018	7,180,413
HSBC Bank (USA) N.A.
4.88%, 08/24/20	3,500	3,717,354

Security	Principal (000s)	Value
HSBC Holdings PLC
4.00%, 03/30/22	$3,000	$3,021,232
5.10%, 04/05/21	3,250	3,537,118
6.10%, 01/14/42	2,750	3,249,423
6.50%, 09/15/37	4,000	4,525,766
HSBC USA Inc.
1.63%, 01/16/18	1,500	1,451,730
2.38%, 02/13/15	4,200	4,289,734
J.P. Morgan Chase & Co.
1.13%, 02/26/16	200	198,381
1.80%, 01/25/18	1,700	1,650,409
1.88%, 03/20/15	1,800	1,823,127
2.00%, 08/15/17	6,650	6,598,827
3.15%, 07/05/16	3,350	3,493,046
3.25%, 09/23/22	1,050	982,863
4.25%, 10/15/20	7,800	8,114,870
4.35%, 08/15/21	7,700	7,987,334
4.50%, 01/24/22	8,950	9,329,922
5.40%, 01/06/42	1,200	1,269,050
5.50%, 10/15/40	2,000	2,114,600
5.60%, 07/15/41	2,000	2,161,255
6.30%, 04/23/19	15,000	17,421,732
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,200	1,351,899
KeyCorp
5.10%, 03/24/21	1,000	1,094,247
KfW
0.88%, 09/05/17	4,700	4,610,615
1.00%, 01/12/15	22,450	22,625,119
1.25%, 02/15/17[b]	5,250	5,270,298
2.00%, 10/04/22	2,750	2,537,978
2.13%, 01/17/23	10,500	9,729,931
2.63%, 02/16/16	5,500	5,751,963
2.63%, 01/25/22	6,300	6,204,042
2.75%, 09/08/20	11,150	11,308,144
4.88%, 06/17/19	6,020	6,917,281
Series G
4.38%, 03/15/18[b]	5,215	5,834,411
Korea Finance Corp.
4.63%, 11/16/21	1,500	1,572,266
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	13,282	14,923,545

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Lloyds TSB Bank PLC
4.20%, 03/28/17[b]	$800	$847,514
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)[b]	2,750	2,661,306
Morgan Stanley
1.75%, 02/25/16	2,000	1,992,382
3.80%, 04/29/16	4,500	4,701,924
4.10%, 01/26/15	8,500	8,800,893
4.75%, 03/22/17	4,300	4,604,023
5.45%, 01/09/17	4,600	5,017,870
5.50%, 07/24/20	3,100	3,377,391
5.75%, 01/25/21	8,650	9,522,672
6.25%, 08/09/26[b]	551	599,449
6.38%, 07/24/42	2,500	2,792,347
6.63%, 04/01/18	5,234	5,991,422
7.30%, 05/13/19	3,115	3,676,819
National Australia Bank Ltd. New York
1.60%, 08/07/15	1,200	1,215,169
2.30%, 07/25/18[b]	3,000	2,971,896
Northern Trust Corp.
2.38%, 08/02/22	450	409,166
3.38%, 08/23/21	950	944,945
3.45%, 11/04/20	200	203,154
PNC Funding Corp.
5.25%, 11/15/15[d]	8,385	9,085,712
5.40%, 06/10/14[d]	998	1,034,832
6.70%, 06/10/19[d]	998	1,186,339
Rabobank Nederland
3.38%, 01/19/17	5,700	5,944,786
3.88%, 02/08/22	850	842,330
4.50%, 01/11/21	3,250	3,409,279
5.25%, 05/24/41	3,100	3,212,051
Royal Bank of Canada
1.15%, 03/13/15	1,000	1,007,025
1.45%, 10/30/14	2,300	2,317,583
1.50%, 01/16/18	2,500	2,426,949
2.30%, 07/20/16	2,250	2,316,251
Royal Bank of Scotland Group PLC
4.38%, 03/16/16[b]	3,000	3,202,049
5.63%, 08/24/20	2,700	2,921,894
6.40%, 10/21/19	3,450	3,836,235

Security	Principal (000s)	Value
State Street Corp.
2.88%, 03/07/16	$1,300	$1,355,214
4.38%, 03/07/21	600	638,440
4.96%, 03/15/18	800	872,882
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	1,000	1,003,919
1.50%, 01/18/18	2,500	2,392,422
SunTrust Bank
7.25%, 03/15/18	1,000	1,183,545
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	1,050	1,092,401
6.00%, 09/11/17	2,298	2,594,546
Svenska Handelsbanken AB
2.88%, 04/04/17	1,750	1,796,414
Toronto-Dominion Bank (The)
1.38%, 07/14/14	400	403,714
1.40%, 04/30/18	1,200	1,157,445
2.38%, 10/19/16	1,800	1,855,971
2.50%, 07/14/16	1,600	1,653,540
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	2,800	2,864,833
2.95%, 07/15/22 (Call 06/15/22)	1,250	1,161,463
3.00%, 03/15/22 (Call 02/15/22)	1,000	963,232
4.13%, 05/24/21 (Call 04/23/21)	1,000	1,044,872
UBS AG Stamford
2.25%, 01/28/14	730	735,662
3.88%, 01/15/15	1,000	1,042,035
5.88%, 12/20/17	9,534	10,899,610
US Bank N.A.
4.95%, 10/30/14	8,472	8,904,983
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	3,500	4,251,513
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	9,772	10,178,551
Wells Fargo & Co.
1.25%, 02/13/15	5,000	5,025,971
4.60%, 04/01/21	9,800	10,511,085

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
5.00%, 11/15/14	$12,042	$12,634,212
5.63%, 12/11/17	3,050	3,466,917
Westpac Banking Corp.
1.60%, 01/12/18[b]	1,500	1,465,546
3.00%, 08/04/15	4,500	4,676,536
3.00%, 12/09/15	4,850	5,057,453
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	2,525	2,465,900

		670,225,454
BEVERAGES — 0.52%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	228,223
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	1,000	992,813
Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16	2,000	2,088,857
3.75%, 07/15/42	2,000	1,742,192
4.13%, 01/15/15	1,614	1,689,610
4.38%, 02/15/21	3,475	3,731,526
5.38%, 01/15/20	4,015	4,576,245
7.75%, 01/15/19	7,050	8,797,338
8.00%, 11/15/39	2,000	2,914,309
8.20%, 01/15/39	750	1,109,026
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	250	239,848
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,563,208
Coca-Cola Co. (The)
1.50%, 11/15/15	3,200	3,253,196
1.80%, 09/01/16	400	408,387
3.15%, 11/15/20	5,650	5,740,442
3.30%, 09/01/21	850	858,847
Coca-Cola Enterprises Inc.
1.13%, 11/12/13[b]	450	450,502
4.50%, 09/01/21 (Call 06/01/21)[b]	1,284	1,350,788

Security	Principal (000s)	Value
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	$2,500	$2,282,950
Diageo Finance BV
5.30%, 10/28/15	6,357	6,940,767
Diageo Investment Corp.
4.25%, 05/11/42	1,000	923,971
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000	1,034,686
3.20%, 11/15/21 (Call 08/15/21)	1,100	1,067,280
Molson Coors Brewing Co.
3.50%, 05/01/22[b]	1,350	1,325,000
5.00%, 05/01/42	700	678,504
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	2,031	2,565,223
PepsiCo Inc.
0.75%, 03/05/15	900	900,154
0.80%, 08/25/14	900	903,453
1.25%, 08/13/17	4,500	4,396,907
2.50%, 05/10/16	1,700	1,758,911
2.75%, 03/01/23	2,000	1,841,123
3.00%, 08/25/21	2,000	1,937,410
4.00%, 03/05/42	1,000	889,668
7.90%, 11/01/18	2,460	3,106,246

		74,287,610
BIOTECHNOLOGY — 0.22%
Amgen Inc.
1.88%, 11/15/14	700	709,951
2.30%, 06/15/16	2,550	2,621,175
2.50%, 11/15/16	2,000	2,061,853
3.45%, 10/01/20	250	249,655
3.63%, 05/15/22 (Call 02/15/22)	2,000	1,937,818
5.15%, 11/15/41 (Call 05/15/41)	2,800	2,735,869
5.65%, 06/15/42 (Call 12/15/41)	3,900	4,008,331
5.70%, 02/01/19	4,330	4,932,626
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,587,619

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Celgene Corp.
3.25%, 08/15/22	$2,000	$1,880,535
3.95%, 10/15/20	1,200	1,223,736
4.00%, 08/15/23	2,750	2,722,781
Gilead Sciences Inc.
2.40%, 12/01/14	100	102,000
3.05%, 12/01/16	200	210,396
4.50%, 04/01/21 (Call 01/01/21)	1,200	1,283,302
5.65%, 12/01/41 (Call 06/01/41)	2,600	2,869,883
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	683,694

		31,821,224
BUILDING MATERIALS — 0.03%
CRH America Inc.
6.00%, 09/30/16	3,093	3,471,857
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	253,158

		3,725,015
CHEMICALS — 0.48%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	2,650	2,435,604
Air Products and Chemicals Inc.
2.00%, 08/02/16	1,500	1,522,297
3.00%, 11/03/21	1,000	950,868
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,485,219
2.90%, 11/15/22 (Call 08/15/22)	1,500	1,368,294
3.25%, 10/01/15 (Call 09/01/15)[b]	1,000	1,040,623
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	800	817,321
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	2,050	1,889,988
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,838,179

Security	Principal (000s)	Value
4.25%, 11/15/20 (Call 08/15/20)	$2,790	$2,907,354
5.25%, 11/15/41 (Call 05/15/41)	450	449,510
8.55%, 05/15/19	7,005	8,917,825
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	2,500	2,327,187
5.25%, 12/15/16	7,268	8,162,274
6.00%, 07/15/18	400	468,759
Eastman Chemical Co.
3.00%, 12/15/15	1,000	1,040,772
3.60%, 08/15/22 (Call 05/15/22)	3,500	3,384,730
Ecolab Inc.
2.38%, 12/08/14[b]	150	152,807
3.00%, 12/08/16	650	679,761
5.50%, 12/08/41	1,550	1,674,660
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	448,084
LYB International Finance BV
4.00%, 07/15/23	625	615,864
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	2,000	1,688,608
5.88%, 04/15/38	100	116,433
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,000	963,482
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	2,050	2,107,058
4.88%, 03/30/20	2,500	2,703,200
PPG Industries Inc.
1.90%, 01/15/16	1,500	1,516,456
3.60%, 11/15/20	1,700	1,720,225
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	2,450	2,203,093
2.45%, 02/15/22 (Call 11/15/21)	2,300	2,132,255
3.00%, 09/01/21	250	243,017
4.05%, 03/15/21	2,550	2,667,714

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
RPM International Inc.
6.50%, 02/15/18	$1,500	$1,687,152
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,500	1,447,830
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	550	549,053
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,800	1,818,305
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,200	1,134,142

		69,276,003
COMMERCIAL SERVICES — 0.07%
ADT Corp. (The)
2.25%, 07/15/17	325	303,067
California Institute of Technology
4.70%, 11/01/11	1,000	886,233
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,623,201
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	2,000	1,979,482
President and Fellows of Harvard College (The)
4.88%, 10/15/40	500	528,617
Verisk Analytics Inc.
4.13%, 09/12/22	700	678,070
Western Union Co. (The)
3.65%, 08/22/18	3,250	3,293,706
Yale University
2.90%, 10/15/14	500	512,906

		9,805,282
COMPUTERS — 0.38%
Apple Inc.
1.00%, 05/03/18	6,100	5,814,899
3.85%, 05/04/43	3,575	3,052,017
Computer Sciences Corp.
4.45%, 09/15/22	1,150	1,122,240

Security	Principal (000s)	Value
Dell Inc.
2.30%, 09/10/15	$500	$498,500
5.88%, 06/15/19	3,010	3,040,100
EMC Corp.
2.65%, 06/01/20	2,650	2,580,240
3.38%, 06/01/23 (Call 03/01/23)	2,150	2,075,749
Hewlett-Packard Co.
4.30%, 06/01/21[b]	1,300	1,254,037
4.38%, 09/15/21	5,650	5,454,092
6.00%, 09/15/41	2,150	1,984,337
6.13%, 03/01/14	7,080	7,254,975
International Business Machines Corp.
0.55%, 02/06/15	4,600	4,600,745
2.90%, 11/01/21	1,100	1,080,167
5.70%, 09/14/17	11,032	12,595,983
Lexmark International Inc.
6.65%, 06/01/18[b]	1,000	1,079,672
NetApp Inc.
2.00%, 12/15/17	1,600	1,554,642

		55,042,395
COSMETICS & PERSONAL CARE — 0.12%
Avon Products Inc.
5.00%, 03/15/23	3,000	2,977,093
Colgate-Palmolive Co.
0.60%, 11/15/14	700	700,936
1.30%, 01/15/17	1,300	1,289,182
2.30%, 05/03/22	1,500	1,403,677
2.95%, 11/01/20	1,600	1,604,922
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22[b]	550	501,657
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,000	1,008,466
5.55%, 03/05/37	6,618	7,665,253

		17,151,186
DISTRIBUTION & WHOLESALE — 0.03%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	2,850	2,763,858
5.13%, 03/01/21	1,300	1,336,918

		4,100,776

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 1.81%
Alterra Finance LLC
6.25%, 09/30/20	$900	$1,006,012
American Express Co.
1.55%, 05/22/18	2,000	1,928,461
4.05%, 12/03/42	2,000	1,743,579
6.80%, 09/01/66 (Call 09/01/16)[a]	5,547	5,907,556
7.00%, 03/19/18	5,000	5,972,817
American Express Credit Corp.
1.75%, 06/12/15	2,500	2,535,724
2.13%, 07/27/18	500	494,718
Series D
5.13%, 08/25/14	1,200	1,253,296
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	3,500	3,707,988
7.25%, 02/01/18	7,345	8,709,207
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	5,000	5,143,411
Caterpillar Financial Services Corp.
1.05%, 03/26/15	1,500	1,508,446
1.63%, 06/01/17[b]	1,250	1,237,419
2.05%, 08/01/16	2,000	2,045,230
6.13%, 02/17/14	2,765	2,837,786
7.15%, 02/15/19	2,155	2,644,035
Charles Schwab Corp. (The)
0.85%, 12/04/15	2,250	2,243,047
Credit Suisse (USA) Inc.
7.13%, 07/15/32	8,892	11,429,715
Ford Motor Credit Co. LLC
1.70%, 05/09/16	1,400	1,381,527
2.38%, 01/16/18	2,200	2,135,692
3.00%, 06/12/17	1,500	1,507,751
4.25%, 02/03/17	1,000	1,048,518
5.00%, 05/15/18	2,750	2,945,379
5.63%, 09/15/15	1,500	1,608,447
5.88%, 08/02/21	3,800	4,128,415
6.63%, 08/15/17	1,000	1,128,107

Security	Principal (000s)	Value
7.00%, 04/15/15	$6,300	$6,822,473
8.00%, 12/15/16	1,350	1,568,659
8.13%, 01/15/20	2,500	3,035,360
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,571,019
General Electric Capital Corp.
1.00%, 01/08/16	5,700	5,672,599
1.63%, 04/02/18[b]	1,200	1,167,275
2.25%, 11/09/15	8,250	8,438,585
2.95%, 05/09/16	9,450	9,845,873
3.35%, 10/17/16	5,250	5,536,102
4.63%, 01/07/21	8,550	9,025,342
4.65%, 10/17/21	4,600	4,837,562
4.88%, 03/04/15	200	211,919
5.63%, 05/01/18	2,200	2,500,543
5.88%, 01/14/38	9,000	9,681,004
5.90%, 05/13/14	2,900	3,010,145
Series A
6.75%, 03/15/32	6,242	7,461,555
HSBC Finance Corp.
6.68%, 01/15/21	6,362	7,149,087
Jefferies Group LLC
5.13%, 01/20/23[b]	2,700	2,664,903
6.88%, 04/15/21	2,500	2,727,428
John Deere Capital Corp.
0.88%, 04/17/15	1,400	1,405,350
1.85%, 09/15/16	4,850	4,947,043
3.15%, 10/15/21	3,700	3,673,220
3.90%, 07/12/21	2,600	2,725,244
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	9,868	11,490,417
Series C
5.00%, 01/15/15	21,160	22,239,324
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	1,000	1,031,483
5.25%, 01/16/18	333	353,601
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	2,100	2,110,705
3.05%, 02/15/22 (Call 11/15/21)	3,450	3,373,855

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
NCUA Guaranteed Notes Trust (U.S. Government Guaranteed) Series A4
3.00%, 06/12/19	$9,500	$9,879,269
Nomura Holdings Inc.
6.70%, 03/04/20	3,000	3,395,552
ORIX Corp.
5.00%, 01/12/16	1,750	1,851,515
PACCAR Financial Corp.
0.70%, 11/16/15	1,500	1,490,564
0.80%, 02/08/16	1,225	1,213,044
1.55%, 09/29/14	2,575	2,602,947
Raymond James Financial Inc.
4.25%, 04/15/16	200	207,495
5.63%, 04/01/24	900	938,099
Toyota Motor Credit Corp.
1.25%, 11/17/14	2,000	2,017,877
2.00%, 09/15/16	2,650	2,719,661
2.63%, 01/10/23	2,000	1,839,902
3.30%, 01/12/22	1,000	982,601
3.40%, 09/15/21	1,200	1,200,676
4.25%, 01/11/21	2,500	2,652,026

		258,501,186
ELECTRIC — 1.49%
Alabama Power Co.
0.55%, 10/15/15	2,500	2,482,241
4.10%, 01/15/42	350	316,909
Series 11-C
5.20%, 06/01/41	2,000	2,151,743
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	3,750	3,514,065
6.13%, 11/15/17	600	693,973
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	1,000	911,738
Appalachian Power Co.
7.00%, 04/01/38	230	281,296
7.95%, 01/15/20	1,754	2,204,035
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	500	480,020

Security	Principal (000s)	Value
5.05%, 09/01/41 (Call 03/01/41)	$1,450	$1,498,957
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,750	1,593,532
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	4,750	4,805,933
6.45%, 01/15/38	1,200	1,481,206
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	1,841,054
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	3,500	3,141,524
6.65%, 04/01/19	100	121,011
7.13%, 12/01/18	1,602	1,979,081
Series 08-B
6.75%, 04/01/38	1,000	1,281,851
Constellation Energy Group Inc.
4.55%, 06/15/15	2,307	2,433,275
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	4,500	4,330,597
3.38%, 08/15/23 (Call 05/15/23)	1,050	1,045,864
3.95%, 05/15/43	500	450,843
Detroit Edison Co. (The)
3.90%, 06/01/21 (Call 03/01/21)	1,300	1,355,675
Dominion Resources Inc.
Series C
4.05%, 09/15/42 (Call 03/15/42)	2,500	2,205,389
5.15%, 07/15/15	10,783	11,613,224
Duke Energy Carolinas LLC
1.75%, 12/15/16	1,000	998,791
3.90%, 06/15/21 (Call 03/15/21)	1,200	1,259,823
Duke Energy Corp.
1.63%, 08/15/17	3,100	3,035,805

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
2.15%, 11/15/16	$850	$862,202
3.05%, 08/15/22 (Call 05/15/22)	2,000	1,898,445
3.55%, 09/15/21 (Call 06/15/21)	2,750	2,706,136
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	1,250	1,238,512
6.40%, 06/15/38	1,000	1,229,226
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,300	4,048,402
Duke Energy Ohio Inc.
5.45%, 04/01/19[b]	2,876	3,258,734
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	850	830,247
5.30%, 01/15/19	1,325	1,497,286
Edison International
3.75%, 09/15/17	1,100	1,156,652
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)[b]	3,400	3,479,529
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	400	425,608
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	1,000	1,134,157
Entergy Louisiana LLC
1.88%, 12/15/14	1,000	1,013,900
Exelon Generation Co. LLC
5.35%, 01/15/14[b]	3,718	3,781,700
5.60%, 06/15/42 (Call 12/15/41)	3,450	3,397,816
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	100	92,671
4.13%, 02/01/42 (Call 08/02/41)	2,000	1,878,212
5.25%, 02/01/41 (Call 08/01/40)	700	769,006
5.95%, 02/01/38	3,104	3,685,643

Security	Principal (000s)	Value
Georgia Power Co.
4.30%, 03/15/42	$1,200	$1,097,357
5.40%, 06/01/40	1,100	1,171,696
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	200	211,559
5.29%, 06/15/22 (Call 03/15/22)[e]	1,000	1,077,529
Indiana Michigan Power Co. Series J
3.20%, 03/15/23 (Call 12/15/22)[b]	1,500	1,408,806
Integrys Energy Group Inc.
4.17%, 11/01/20	850	885,691
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	2,550	2,603,254
Kentucky Utilities Co.
1.63%, 11/01/15	200	203,456
3.25%, 11/01/20 (Call 08/01/20)	250	253,068
5.13%, 11/01/40 (Call 05/01/40)	500	535,497
LG&E and KU Energy LLC
2.13%, 11/15/15	1,150	1,172,102
3.75%, 11/15/20 (Call 08/15/20)[b]	1,100	1,107,921
4.38%, 10/01/21 (Call 07/01/21)	1,500	1,547,528
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	254,397
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	8,881	10,084,069
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	2,000	1,922,234
4.90%, 12/01/21 (Call 09/01/21)	700	726,638
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	1,850	2,059,539

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	$1,000	$1,026,411
7.88%, 12/15/15	500	570,968
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	3,225	3,289,849
5.45%, 09/15/20	1,700	1,851,877
5.80%, 02/01/42 (Call 08/01/41)	1,400	1,447,902
6.40%, 03/15/18	200	230,448
Northern States Power Co.
2.15%, 08/15/22 (Call 02/15/22)	2,700	2,440,938
2.60%, 05/15/23 (Call 11/15/22)	1,000	930,233
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,000	912,641
Oglethorpe Power Corp.
5.38%, 11/01/40	800	834,877
Ohio Power Co. Series M
5.38%, 10/01/21[b]	2,000	2,236,324
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	1,600	1,745,406
Oncor Electric Delivery Co.
7.00%, 09/01/22	4,068	4,992,564
7.50%, 09/01/38	200	264,395
Pacific Gas & Electric Co.
4.50%, 12/15/41 (Call 06/15/41)	150	138,552
4.60%, 06/15/43 (Call 12/15/42)[b]	3,000	2,834,004
6.05%, 03/01/34	6,668	7,553,075
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	200	207,469
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,404,354
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	1,000	982,305

Security	Principal (000s)	Value
5.20%, 07/15/41 (Call 01/15/41)	$300	$322,816
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	2,100	2,103,911
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	950	906,337
4.40%, 01/15/21 (Call 10/15/20)	2,000	2,086,728
PSEG Power LLC
2.75%, 09/15/16	2,100	2,145,721
4.15%, 09/15/21 (Call 06/15/21)[b]	2,050	2,083,941
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,750	1,594,273
4.75%, 08/15/41 (Call 02/15/41)	200	205,375
5.13%, 06/01/19[b]	2,350	2,671,093
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,255,460
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,750	1,588,882
3.65%, 09/01/42 (Call 03/01/42)[b]	3,100	2,695,053
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	3,000	2,918,367
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,000	1,838,025
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	200	204,382
6.25%, 04/01/20	3,000	3,295,813
Scottish Power Ltd.
5.38%, 03/15/15	800	843,980
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	200	185,911

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Southern California Edison Co.
6.05%, 03/15/39	$4,852	$5,855,379
Southern Power Co.
5.15%, 09/15/41	3,000	3,019,075
Series D
4.88%, 07/15/15	2,015	2,157,940
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	2,750	2,559,248
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	3,000	2,847,325
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,200	1,267,942
UIL Holdings Corp.
4.63%, 10/01/20	800	813,173
Union Electric Co.
6.70%, 02/01/19	100	119,727
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)[b]	450	419,156
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,465,795
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,133,625
Xcel Energy Inc.
6.50%, 07/01/36	200	245,024

		212,959,949
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
4.25%, 11/15/20	4,450	4,807,343
Energizer Holdings Inc.
4.70%, 05/24/22	1,000	996,266

		5,803,609
ELECTRONICS — 0.18%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	550	512,691
3.88%, 07/15/23 (Call 04/15/23)[b]	2,500	2,399,138
5.50%, 09/14/15	1,000	1,086,472

Security	Principal (000s)	Value
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	$200	$195,355
Avnet Inc.
4.88%, 12/01/22	1,750	1,724,690
Honeywell International Inc.
4.25%, 03/01/21	2,000	2,145,695
5.00%, 02/15/19	4,500	5,057,145
Koninklijke Philips Electronics NV
3.75%, 03/15/22	2,000	1,978,108
5.00%, 03/15/42	2,000	1,997,860
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	500	509,792
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	3,050	3,168,538
3.60%, 08/15/21 (Call 05/15/21)	3,800	3,684,182
4.50%, 03/01/21	600	617,244

		25,076,910
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance (USA) Inc.
2.88%, 05/08/22	1,250	1,182,716
Fluor Corp.
3.38%, 09/15/21	1,400	1,385,707

		2,568,423
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	1,000	1,123,994

		1,123,994
ENVIRONMENTAL CONTROL — 0.08%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	1,898	1,835,138
4.75%, 05/15/23 (Call 02/15/23)	4,100	4,277,394
5.50%, 09/15/19	500	562,568
Waste Management Inc.
7.38%, 03/11/19	4,230	5,069,822

		11,744,922

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
FOOD — 0.43%
Campbell Soup Co.
4.25%, 04/15/21	$2,000	$2,085,674
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,000	933,937
3.25%, 09/15/22	2,750	2,604,473
4.65%, 01/25/43 (Call 07/25/42)	1,000	923,653
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	1,250	1,282,758
6.50%, 06/15/17[b]	2,144	2,406,321
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	200	195,675
5.40%, 06/15/40	1,100	1,206,412
5.65%, 02/15/19	2,170	2,498,138
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,297,682
4.13%, 12/01/20	800	852,751
Ingredion Inc.
4.63%, 11/01/20	1,000	1,032,153
Kellogg Co.
1.88%, 11/17/16	2,350	2,384,340
2.75%, 03/01/23	3,000	2,739,106
3.13%, 05/17/22	1,250	1,201,201
3.25%, 05/21/18	1,300	1,354,693
4.00%, 12/15/20	750	781,178
4.45%, 05/30/16	40	43,043
Kraft Foods Group Inc.
3.50%, 06/06/22	5,000	4,870,011
5.00%, 06/04/42	2,000	1,953,052
Kroger Co. (The)
3.40%, 04/15/22 (Call 01/15/22)	2,000	1,931,328
3.85%, 08/01/23 (Call 05/01/23)	2,025	1,974,050
5.40%, 07/15/40 (Call 01/15/40)	2,500	2,515,072
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,300	1,347,590

Security	Principal (000s)	Value
Mondelez International Inc.
5.38%, 02/10/20	$3,550	$3,952,082
6.50%, 08/11/17	8,608	9,962,249
Safeway Inc.
4.75%, 12/01/21[b]	1,000	1,013,440
Sara Lee Corp.
2.75%, 09/15/15[b]	2,000	2,028,264
Sysco Corp.
0.55%, 06/12/15	350	349,637
Unilever Capital Corp.
4.25%, 02/10/21	750	804,245
5.90%, 11/15/32	3,070	3,749,900

		62,274,108
FOREST PRODUCTS & PAPER — 0.07%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,100	1,050,521
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	1,500	1,616,434
7.95%, 06/15/18	4,520	5,555,248
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)[b]	1,625	1,468,634
4.70%, 03/15/21 (Call 12/15/20)	300	306,474

		9,997,311
GAS — 0.08%
AGL Capital Corp.
5.25%, 08/15/19	1,000	1,112,975
5.88%, 03/15/41 (Call 09/15/40)	1,300	1,478,222
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	1,700	1,530,093
5.50%, 06/15/41 (Call 12/15/40)	1,175	1,289,478
Questar Corp.
2.75%, 02/01/16	150	153,577
Sempra Energy
2.30%, 04/01/17	200	202,035
6.50%, 06/01/16	2,452	2,773,359

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Southern California Gas Co.
5.13%, 11/15/40	$2,500	$2,719,999

		11,259,738
HAND & MACHINE TOOLS — 0.02%
Snap-On Inc.
4.25%, 01/15/18	450	469,046
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	700	689,969
5.20%, 09/01/40	2,200	2,246,078

		3,405,093
HEALTH CARE — PRODUCTS — 0.24%
Baxter International Inc.
1.85%, 01/15/17	2,100	2,099,703
2.40%, 08/15/22	1,805	1,659,800
3.65%, 08/15/42	200	172,432
Becton, Dickinson and Co.
1.75%, 11/08/16	1,600	1,602,075
3.13%, 11/08/21	500	488,419
3.25%, 11/12/20	700	693,245
5.00%, 11/12/40	500	514,529
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)	625	614,473
4.50%, 01/15/15	2,900	3,032,317
6.00%, 01/15/20	2,500	2,853,822
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	930,857
3.20%, 06/15/22 (Call 03/15/22)	1,500	1,460,411
6.00%, 10/15/17	1,826	2,089,889
CR Bard Inc.
1.38%, 01/15/18	1,550	1,495,443
2.88%, 01/15/16	400	415,069
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	3,000	2,782,839
3.00%, 03/15/15	1,100	1,137,992
4.13%, 03/15/21 (Call 12/15/20)	3,150	3,327,294
4.50%, 03/15/42 (Call 09/15/41)	2,500	2,457,741

Security	Principal (000s)	Value
St. Jude Medical Inc.
2.50%, 01/15/16	$1,000	$1,021,852
Stryker Corp.
1.30%, 04/01/18	2,000	1,930,073
2.00%, 09/30/16	1,000	1,025,414
Zimmer Holdings Inc.
1.40%, 11/30/14	500	502,541
3.38%, 11/30/21 (Call 08/30/21)	800	778,757

		35,086,987
HEALTH CARE — SERVICES — 0.35%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	1,600	1,579,887
2.75%, 11/15/22 (Call 08/15/22)	700	638,125
3.95%, 09/01/20	500	513,806
4.13%, 06/01/21 (Call 03/01/21)	1,300	1,344,343
6.63%, 06/15/36	2,026	2,421,799
Cigna Corp.
2.75%, 11/15/16	500	516,975
4.38%, 12/15/20 (Call 09/15/20)	2,150	2,262,685
4.50%, 03/15/21 (Call 12/15/20)	2,950	3,103,629
5.38%, 02/15/42 (Call 08/15/41)	1,200	1,266,043
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,050	1,160,329
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	2,000	1,771,358
6.45%, 06/01/16	710	796,993
Laboratory Corp. of America Holdings
4.63%, 11/15/20 (Call 08/15/20)	2,100	2,190,464
Quest Diagnostics Inc.
4.70%, 04/01/21	3,800	3,959,323
UnitedHealth Group Inc.
2.88%, 03/15/23	2,000	1,852,836

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
4.63%, 11/15/41 (Call 05/15/41)	$1,300	$1,225,324
4.88%, 03/15/15	8,107	8,625,618
6.88%, 02/15/38	2,000	2,506,967
WellPoint Inc.
3.13%, 05/15/22	1,000	939,560
3.30%, 01/15/23	4,700	4,409,069
4.63%, 05/15/42	1,000	920,697
5.25%, 01/15/16	4,943	5,384,489
5.85%, 01/15/36	1,000	1,077,409

		50,467,728
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
3.70%, 03/01/23[b]	1,850	1,763,928
4.85%, 06/15/21[b]	1,650	1,737,127

		3,501,055
HOUSEHOLD PRODUCTS & WARES — 0.06%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	1,500	1,388,419
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	920,635
3.35%, 12/15/15	350	361,797
Clorox Co. (The)
3.80%, 11/15/21	1,800	1,806,004
5.00%, 01/15/15	1,226	1,294,584
Kimberly-Clark Corp.
3.88%, 03/01/21	250	263,703
5.30%, 03/01/41[b]	1,000	1,115,832
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,200	1,207,367

		8,358,341
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	2,500	2,499,648

		2,499,648
INSURANCE — 0.98%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	103,654
4.15%, 03/13/43[b]	2,125	1,930,869
5.70%, 02/15/17	2,520	2,807,094

Security	Principal (000s)	Value
Aflac Inc.
4.00%, 02/15/22	$800	$811,363
8.50%, 05/15/19[b]	3,025	3,872,251
Alleghany Corp.
4.95%, 06/27/22	1,500	1,576,290
5.63%, 09/15/20[b]	500	542,330
Allied World Assurance Co. Ltd.
5.50%, 11/15/20	150	161,024
Allstate Corp. (The)
5.55%, 05/09/35	4,268	4,753,432
American International Group Inc.
4.25%, 09/15/14	4,200	4,341,215
4.88%, 09/15/16	1,000	1,091,224
4.88%, 06/01/22	2,000	2,130,782
5.85%, 01/16/18	1,900	2,140,819
8.18%, 05/15/68 (Call 05/15/38)[a]	5,400	6,344,999
8.25%, 08/15/18	4,404	5,437,429
Aon PLC
3.13%, 05/27/16	1,650	1,714,538
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	500	550,964
Assurant Inc.
4.00%, 03/15/23	2,000	1,922,839
AXA SA
8.60%, 12/15/30	2,300	2,714,000
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	2,000	1,844,634
5.40%, 05/15/18[b]	8,500	9,728,069
Chubb Corp. (The)
6.00%, 05/11/37	3,020	3,573,876
CNA Financial Corp.
5.75%, 08/15/21	150	167,714
Fidelity National Financial Inc.
5.50%, 09/01/22	1,750	1,825,450
Genworth Holdings Inc.
5.75%, 06/15/14[b]	3,992	4,126,890
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,084,241

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Hartford Financial Services Group Inc.
5.13%, 04/15/22	$1,000	$1,084,976
5.38%, 03/15/17	3,420	3,750,499
6.63%, 04/15/42[b]	1,000	1,193,121
Kemper Corp.
6.00%, 11/30/15	900	965,545
Lincoln National Corp.
4.20%, 03/15/22[b]	2,000	2,028,406
4.85%, 06/24/21	200	212,656
7.00%, 06/15/40	1,000	1,262,486
8.75%, 07/01/19	1,000	1,280,599
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,500	1,352,104
4.13%, 05/15/43 (Call 11/15/42)	1,500	1,282,069
Manulife Financial Corp.
3.40%, 09/17/15	686	715,839
Markel Corp.
4.90%, 07/01/22	1,500	1,570,897
5.35%, 06/01/21	1,200	1,288,615
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	4,282	4,665,187
MetLife Inc.
4.75%, 02/08/21	200	216,215
5.00%, 06/15/15	9,117	9,772,205
5.88%, 02/06/41	4,000	4,566,996
Principal Financial Group Inc.
6.05%, 10/15/36	2,005	2,298,441
8.88%, 05/15/19	1,224	1,575,836
Progressive Corp. (The)
3.75%, 08/23/21	350	356,732
6.70%, 06/15/67 (Call 06/15/17)[a]	1,605	1,733,400
Prudential Financial Inc.
3.00%, 05/12/16	2,650	2,754,103
5.38%, 06/21/20	400	446,284
5.63%, 05/12/41	1,000	1,065,452
5.63%, 06/15/43 (Call 06/15/23)[a]	3,350	3,132,250
5.80%, 11/16/41	1,800	1,956,763
6.20%, 11/15/40	1,000	1,143,519

Security	Principal (000s)	Value
Series B
5.10%, 09/20/14	$2,178	$2,273,892
Series D
6.00%, 12/01/17	2,752	3,149,416
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,400	1,468,457
Travelers Companies Inc. (The)
3.90%, 11/01/20[b]	2,250	2,368,982
5.35%, 11/01/40	3,500	3,831,435
Trinity Acquisition PLC
4.63%, 08/15/23	1,750	1,712,161
Willis Group Holdings PLC
5.75%, 03/15/21[b]	1,150	1,229,512
WR Berkley Corp.
4.63%, 03/15/22[b]	1,400	1,437,064
5.38%, 09/15/20	1,000	1,077,143
XLIT Ltd.
5.75%, 10/01/21	1,300	1,465,154

		140,982,401
INTERNET — 0.08%
Amazon.com Inc.
1.20%, 11/29/17	500	482,723
2.50%, 11/29/22 (Call 08/29/22)	1,000	902,945
Baidu Inc.
3.50%, 11/28/22	500	455,351
eBay Inc.
1.35%, 07/15/17	950	935,684
1.63%, 10/15/15	400	407,026
2.60%, 07/15/22 (Call 04/15/22)	3,550	3,281,886
3.25%, 10/15/20 (Call 07/15/20)	1,400	1,386,624
Google Inc.
2.13%, 05/19/16	1,500	1,548,879
3.63%, 05/19/21	1,150	1,186,980
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	1,500	1,507,668

		12,095,766

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
IRON & STEEL — 0.06%
Cliffs Natural Resources Inc.
4.80%, 10/01/20[b]	$2,500	$2,314,948
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	2,450	2,375,334
5.85%, 06/01/18	1,410	1,613,180
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,000	954,633
Vale SA
5.63%, 09/11/42[b]	1,250	1,057,117

		8,315,212
LODGING — 0.07%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	1,855	1,724,744
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	2,600	2,586,412
3.25%, 09/15/22 (Call 06/15/22)	1,000	932,599
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	2,850	2,623,031
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	2,050	1,971,812

		9,838,598
MACHINERY — 0.09%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	2,250	2,080,917
3.90%, 05/27/21	1,700	1,762,998
5.20%, 05/27/41	3,250	3,459,881
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	1,500	1,349,482
Joy Global Inc.
5.13%, 10/15/21[b]	250	259,627
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,640	1,521,722

Security	Principal (000s)	Value
Xylem Inc.
3.55%, 09/20/16	$2,900	$3,031,774

		13,466,401
MANUFACTURING — 0.33%
3M Co.
1.38%, 09/29/16	2,750	2,776,347
2.00%, 06/26/22	1,500	1,373,305
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,490	1,408,416
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	100	103,573
Danaher Corp.
1.30%, 06/23/14[b]	150	151,109
2.30%, 06/23/16	150	154,094
3.90%, 06/23/21 (Call 03/23/21)	2,700	2,819,774
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	1,600	1,710,828
5.38%, 03/01/41 (Call 12/01/40)	900	988,865
Eaton Corp.
1.50%, 11/02/17[c]	2,500	2,425,353
2.75%, 11/02/22[c]	1,750	1,614,991
4.00%, 11/02/32[c]	800	738,582
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a]	2,250	2,362,500
General Electric Co.
5.25%, 12/06/17	10,362	11,707,012
Harsco Corp.
2.70%, 10/15/15	1,200	1,203,959
5.75%, 05/15/18	1,800	1,901,818
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	1,300	1,306,512
4.88%, 09/15/41 (Call 03/15/41)	800	808,249
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23[c]	1,500	1,473,784
6.88%, 08/15/18	1,500	1,724,481

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Pentair Finance SA
2.65%, 12/01/19	$1,635	$1,538,657
3.15%, 09/15/22 (Call 06/15/22)	2,400	2,177,916
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	500	522,117
Textron Inc.
4.63%, 09/21/16	800	847,575
5.95%, 09/21/21 (Call 06/21/21)	800	875,566
Tyco Electronics Group SA
6.55%, 10/01/17	2,800	3,207,750

		47,923,133
MEDIA — 1.01%
CBS Corp.
7.88%, 07/30/30	4,218	5,123,589
Comcast Corp.
4.25%, 01/15/33	1,750	1,670,440
5.15%, 03/01/20	9,400	10,643,709
5.90%, 03/15/16	5,700	6,374,342
6.45%, 03/15/37	6,718	7,976,480
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	2,500	2,593,625
5.00%, 03/01/21	4,900	5,022,584
5.20%, 03/15/20	4,300	4,555,724
6.38%, 03/01/41	3,500	3,485,633
Discovery Communications LLC
4.38%, 06/15/21	2,300	2,403,834
4.95%, 05/15/42	2,250	2,085,365
5.05%, 06/01/20	1,100	1,207,078
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	2,000	2,162,391
NBCUniversal Media LLC
2.88%, 04/01/16	4,150	4,330,841
4.38%, 04/01/21	5,700	6,087,560
5.95%, 04/01/41	600	679,206
News America Inc.
3.00%, 09/15/22	200	184,209
6.20%, 12/15/34	8,482	9,268,999
6.65%, 11/15/37	450	514,979
6.90%, 03/01/19[b]	1,100	1,317,623

Security	Principal (000s)	Value
Scripps Networks Interactive Inc.
2.70%, 12/15/16	$2,400	$2,479,714
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	2,000	2,015,883
4.50%, 05/23/43 (Call 11/23/42)	1,000	862,574
5.70%, 10/01/14	2,000	2,105,738
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	7,090	6,604,213
6.55%, 05/01/37	5,043	4,805,853
6.75%, 07/01/18	3,750	4,163,383
7.50%, 04/01/14	3,650	3,785,780
8.25%, 04/01/19	2,810	3,271,640
Time Warner Inc.
4.00%, 01/15/22	8,850	8,974,467
7.70%, 05/01/32	7,657	9,756,792
Viacom Inc.
1.25%, 02/27/15	1,650	1,655,140
2.50%, 12/15/16	1,600	1,632,617
4.25%, 09/01/23 (Call 06/01/23)	1,000	991,788
4.50%, 03/01/21[b]	1,750	1,806,011
4.50%, 02/27/42	2,500	2,077,686
5.85%, 09/01/43 (Call 03/01/43)	375	380,977
Walt Disney Co. (The)
1.35%, 08/16/16[b]	3,150	3,176,741
2.35%, 12/01/22	1,250	1,141,701
3.70%, 12/01/42	1,500	1,304,284
3.75%, 06/01/21	3,000	3,101,554
Series E
4.13%, 12/01/41	1,000	931,698

		144,714,445
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
1.25%, 01/15/18	725	699,259
2.50%, 01/15/23 (Call 10/15/22)	775	708,735
3.90%, 01/15/43 (Call 07/15/42)	1,400	1,253,930

		2,661,924

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
MINING — 0.52%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[b]	$2,000	$1,975,102
6.15%, 08/15/20	5,250	5,475,093
Barrick Gold Corp.
2.90%, 05/30/16	1,000	1,003,715
3.85%, 04/01/22[b]	3,000	2,626,921
Barrick North America Finance LLC
4.40%, 05/30/21	2,100	1,955,484
5.70%, 05/30/41	3,100	2,623,511
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	4,500	4,523,927
1.63%, 02/24/17	3,000	2,981,949
2.88%, 02/24/22	1,750	1,644,283
3.25%, 11/21/21	3,000	2,914,942
4.13%, 02/24/42	2,000	1,827,217
6.50%, 04/01/19	100	118,125
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	500	443,842
3.88%, 03/15/23 (Call 12/15/22)[c]	200	178,569
5.45%, 03/15/43 (Call 09/15/42)[c]	6,000	5,193,220
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,800	1,577,279
5.88%, 04/01/35	250	230,443
6.25%, 10/01/39	3,200	3,039,605
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	850	863,650
3.75%, 09/20/21	1,800	1,748,490
5.20%, 11/02/40	800	773,191
9.00%, 05/01/19	8,885	11,347,964
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (Call 02/21/42)	1,000	832,546
Southern Copper Corp.
3.50%, 11/08/22	950	842,973
6.75%, 04/16/40	2,000	1,903,546

Security	Principal (000s)	Value
Teck Resources Ltd.
2.50%, 02/01/18[b]	$2,155	$2,079,993
4.75%, 01/15/22 (Call 10/15/21)[b]	2,700	2,635,781
5.20%, 03/01/42 (Call 09/01/41)	1,000	820,450
Vale Overseas Ltd.
4.38%, 01/11/22[b]	2,050	1,922,896
6.88%, 11/21/36	8,618	8,535,986

		74,640,693
MULTI-NATIONAL — 1.09%
African Development Bank
3.00%, 05/27/14	5,020	5,120,194
Corporacion Andina de Fomento
3.75%, 01/15/16	2,100	2,212,319
4.38%, 06/15/22	3,100	3,071,546
Council of Europe Development Bank
1.00%, 03/07/18	3,400	3,289,671
European Bank for Reconstruction and Development
0.75%, 09/01/17	7,500	7,327,199
European Investment Bank
1.00%, 03/15/18	6,000	5,801,821
1.00%, 06/15/18	2,750	2,642,690
1.63%, 09/01/15	250	255,610
2.13%, 07/15/16	5,000	5,170,417
2.50%, 05/16/16	5,800	6,056,966
2.88%, 09/15/20	2,000	2,013,588
4.00%, 02/16/21	20,650	22,189,480
4.63%, 05/15/14	39,237	40,421,722
5.13%, 05/30/17	400	454,590
Inter-American Development Bank
1.38%, 07/15/20	2,200	2,059,064
International Bank for Reconstruction and Development
0.50%, 04/15/16	3,000	2,984,873
0.88%, 04/17/17	5,000	4,962,818
1.00%, 09/15/16	8,050	8,087,176

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
2.13%, 03/15/16[b]	$6,900	$7,152,067
5.00%, 04/01/16	3,120	3,461,166
7.63%, 01/19/23	1,000	1,377,344
International Finance Corp.
1.13%, 11/23/16	8,000	8,042,910
2.75%, 04/20/15	3,000	3,113,953
Series G
3.00%, 04/22/14	3,046	3,099,375
Nordic Investment Bank
2.63%, 10/06/14	5,020	5,146,260

		155,514,819
OFFICE & BUSINESS EQUIPMENT — 0.06%
Pitney Bowes Inc.
4.75%, 05/15/18[b]	1,863	1,940,618
5.25%, 01/15/37	1,500	1,567,500
Xerox Corp.
2.95%, 03/15/17[b]	800	814,726
4.50%, 05/15/21	1,750	1,801,377
6.35%, 05/15/18	2,620	2,983,354

		9,107,575
OIL & GAS — 1.44%
Anadarko Petroleum Corp.
5.95%, 09/15/16	7,782	8,730,931
6.45%, 09/15/36	1,300	1,511,495
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	3,650	3,529,121
4.75%, 04/15/43 (Call 10/15/42)	3,000	2,859,224
6.00%, 01/15/37	1,000	1,092,126
BP Capital Markets PLC
2.25%, 11/01/16	2,700	2,764,086
2.50%, 11/06/22	1,750	1,558,420
3.13%, 10/01/15	800	836,846
3.20%, 03/11/16	1,500	1,574,942
3.25%, 05/06/22	1,000	953,416
3.56%, 11/01/21	800	787,660
3.88%, 03/10/15	1,755	1,838,316
4.74%, 03/11/21	2,900	3,110,371
4.75%, 03/10/19	2,300	2,527,583
Canadian Natural Resources Ltd.
5.70%, 05/15/17	4,618	5,189,258

Security	Principal (000s)	Value
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)[b]	$1,250	$1,173,607
5.70%, 10/15/19	4,500	5,092,989
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	3,000	2,949,911
2.36%, 12/05/22 (Call 09/05/22)	3,500	3,205,692
3.19%, 06/24/23 (Call 03/24/23)	2,000	1,943,821
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	2,000	1,776,334
ConocoPhillips
5.90%, 10/15/32	14,392	16,639,753
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	1,500	1,366,515
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[b]	1,400	1,427,508
4.75%, 05/15/42 (Call 11/15/41)	1,000	932,236
5.60%, 07/15/41 (Call 01/15/41)	900	931,165
6.30%, 01/15/19	3,800	4,376,207
Encana Corp.
5.90%, 12/01/17	2,880	3,265,632
6.50%, 02/01/38	2,000	2,176,812
Ensco PLC
3.25%, 03/15/16	2,150	2,239,125
4.70%, 03/15/21	2,950	3,126,196
EOG Resources Inc.
2.50%, 02/01/16	1,500	1,549,658
2.63%, 03/15/23 (Call 12/15/22)	1,200	1,092,403
4.10%, 02/01/21	1,650	1,724,919
EQT Corp.
4.88%, 11/15/21	2,900	2,929,738
Hess Corp.
5.60%, 02/15/41[b]	4,800	4,945,590
Husky Energy Inc.
7.25%, 12/15/19	3,350	4,084,230

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	$2,000	$1,847,555
6.00%, 10/01/17	2,198	2,499,016
Marathon Petroleum Corp.
3.50%, 03/01/16	150	157,494
5.13%, 03/01/21	1,100	1,183,062
6.50%, 03/01/41 (Call 09/01/40)	1,700	1,859,640
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	1,300	1,201,303
5.13%, 12/01/42 (Call 06/01/42)	1,000	872,903
Nabors Industries Inc.
9.25%, 01/15/19	1,200	1,485,115
Nexen Inc.
6.20%, 07/30/19	2,000	2,299,490
6.40%, 05/15/37	250	270,966
7.50%, 07/30/39	1,000	1,219,147
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,500	1,535,871
6.00%, 03/01/41 (Call 09/01/40)	1,300	1,466,355
Noble Holding International Ltd.
3.45%, 08/01/15	500	518,941
4.90%, 08/01/20[b]	2,000	2,089,102
6.20%, 08/01/40	1,000	1,025,542
Occidental Petroleum Corp.
1.75%, 02/15/17	200	199,638
2.50%, 02/01/16	1,000	1,033,591
3.13%, 02/15/22 (Call 11/15/21)	5,225	4,978,560
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,000	1,032,511
Phillips 66
2.95%, 05/01/17	1,700	1,747,428
4.30%, 04/01/22	1,500	1,515,870
5.88%, 05/01/42	2,000	2,105,330
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	2,350	2,306,462

Security	Principal (000s)	Value
Shell International Finance BV
1.13%, 08/21/17	$1,000	$977,848
4.30%, 09/22/19	3,200	3,502,296
6.38%, 12/15/38	5,451	6,786,612
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	1,800	1,774,244
Statoil ASA
1.80%, 11/23/16	1,000	1,020,285
2.45%, 01/17/23	250	227,438
5.10%, 08/17/40	1,500	1,573,002
5.25%, 04/15/19	8,000	9,086,718
Suncor Energy Inc.
6.10%, 06/01/18	1,451	1,686,763
6.50%, 06/15/38	4,720	5,519,962
6.85%, 06/01/39	1,226	1,481,934
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	2,450	2,386,121
7.75%, 06/01/19	2,500	3,014,996
Total Capital International SA
0.75%, 01/25/16	1,350	1,341,769
2.70%, 01/25/23	1,000	920,308
2.88%, 02/17/22	750	712,121
Total Capital SA
2.30%, 03/15/16	1,000	1,031,801
4.45%, 06/24/20	5,000	5,388,677
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	1,000	930,867
4.95%, 11/15/15	250	268,419
5.05%, 12/15/16[b]	500	544,828
6.50%, 11/15/20	1,000	1,104,244
6.80%, 03/15/38	3,000	3,183,316
Valero Energy Corp.
9.38%, 03/15/19	3,270	4,219,298
XTO Energy Inc.
5.50%, 06/15/18	2,200	2,554,910

		205,503,505
OIL & GAS SERVICES — 0.15%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	3,400	3,383,545
5.13%, 09/15/40	750	807,280

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	$2,700	$2,875,759
5.95%, 06/01/41 (Call 12/01/40)	500	570,254
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,000	943,692
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	1,850	1,776,490
6.15%, 09/15/19	2,200	2,606,281
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	1,400	1,292,544
3.95%, 12/01/42 (Call 06/01/42)[b]	1,150	1,017,423
Weatherford International Ltd.
9.63%, 03/01/19	4,925	6,182,594

		21,455,862
PACKAGING & CONTAINERS — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	200	205,312
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	730,782
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)[b]	120	123,012
5.75%, 11/01/40 (Call 05/01/40)	1,200	1,257,682

		2,316,788
PHARMACEUTICALS — 0.93%
Abbott Laboratories
4.13%, 05/27/20	1,700	1,829,628
5.13%, 04/01/19	2,210	2,491,592
AbbVie Inc.
1.75%, 11/06/17	3,000	2,949,386
2.00%, 11/06/18	2,650	2,572,846
2.90%, 11/06/22	3,000	2,802,990
4.40%, 11/06/42	3,325	3,089,096

Security	Principal (000s)	Value
Allergan Inc.
3.38%, 09/15/20[b]	$3,200	$3,234,654
AmerisourceBergen Corp.
5.88%, 09/15/15	2,382	2,601,133
AstraZeneca PLC
6.45%, 09/15/37	5,393	6,473,744
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,400	1,348,442
2.00%, 08/01/22	2,000	1,771,636
3.25%, 08/01/42	250	199,487
5.45%, 05/01/18	600	683,042
5.88%, 11/15/36	1,540	1,792,205
Cardinal Health Inc.
1.70%, 03/15/18	2,300	2,216,303
3.20%, 06/15/22	1,200	1,125,003
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,200	1,205,791
Eli Lilly and Co.
5.55%, 03/15/37	2,168	2,409,872
Express Scripts Holding Co.
2.75%, 11/21/14	2,500	2,556,425
3.13%, 05/15/16	2,400	2,499,241
4.75%, 11/15/21	1,900	2,018,989
6.13%, 11/15/41	1,000	1,151,183
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	1,000	992,280
4.38%, 04/15/14	100	102,396
5.65%, 05/15/18	2,459	2,829,746
6.38%, 05/15/38	2,000	2,484,032
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	6,750	6,413,000
Johnson & Johnson
2.15%, 05/15/16	1,000	1,031,762
3.55%, 05/15/21	1,300	1,353,208
5.55%, 08/15/17	800	917,201
5.95%, 08/15/37	2,150	2,601,667
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	1,275	1,175,335
4.75%, 03/01/21 (Call 12/01/20)	2,000	2,165,362

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Medco Health Solutions Inc.
2.75%, 09/15/15	$1,500	$1,545,502
7.13%, 03/15/18	2,176	2,610,016
Merck & Co. Inc.
1.30%, 05/18/18	1,000	966,276
2.80%, 05/18/23	1,000	932,396
4.15%, 05/18/43	1,000	926,386
5.00%, 06/30/19	7,768	8,768,480
Novartis Capital Corp.
2.40%, 09/21/22	2,000	1,837,578
2.90%, 04/24/15	5,000	5,189,152
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,010	2,287,371
Pfizer Inc.
4.30%, 06/15/43	5,000	4,752,258
6.20%, 03/15/19	7,970	9,484,529
7.20%, 03/15/39	1,000	1,358,961
Sanofi
1.20%, 09/30/14	400	402,846
1.25%, 04/10/18	2,400	2,315,546
1.63%, 03/28/14	500	503,150
2.63%, 03/29/16	500	519,873
4.00%, 03/29/21	1,600	1,679,799
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	250	289,623
6.55%, 09/15/37	2,750	3,498,162
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,230,583
Series 2
3.65%, 11/10/21	1,100	1,078,425
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	410	424,213
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,200	1,176,463
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]	2,250	2,106,237

Security	Principal (000s)	Value
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	$1,100	$1,081,697
6.13%, 08/15/19	600	690,813
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[c]	2,725	2,545,136
4.70%, 02/01/43 (Call 08/01/42)[c]	2,450	2,263,952

		133,554,100
PIPELINES — 0.70%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	2,250	2,045,757
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	1,475	1,414,739
4.88%, 02/01/21 (Call 11/01/20)	1,600	1,622,125
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	450	481,026
6.00%, 05/15/18	2,500	2,879,567
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	1,800	1,784,819
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)[b]	1,000	1,057,610
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	1,900	1,914,902
5.50%, 09/15/40 (Call 03/15/40)	250	246,294
Series B
7.50%, 04/15/38	330	397,739
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	4,000	4,282,164
9.70%, 03/15/19	2,362	3,031,124

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	$2,650	$2,512,103
4.85%, 08/15/42 (Call 02/15/42)	4,250	4,054,849
Series G
5.60%, 10/15/14	9,956	10,478,515
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	1,800	1,683,707
4.15%, 02/01/24	3,250	3,195,467
6.85%, 02/15/20	400	470,459
6.95%, 01/15/38	8,472	9,935,554
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)[b]	400	347,920
4.25%, 02/01/21	2,000	2,083,672
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	950	879,776
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	1,150	1,126,306
6.13%, 02/01/41 (Call 08/01/40)[b]	2,250	2,309,441
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	3,850	4,197,528
5.15%, 06/01/42 (Call 12/01/41)[b]	1,050	1,051,947
6.65%, 01/15/37	400	477,482
8.75%, 05/01/19	250	322,058
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,740	2,840,113
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	3,500	3,113,834

Security	Principal (000s)	Value
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	$700	$702,122
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	550	553,405
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,800	2,119,856
TransCanada PipeLines Ltd.
0.75%, 01/15/16	1,725	1,704,590
0.88%, 03/02/15	800	801,270
2.50%, 08/01/22	250	227,891
3.80%, 10/01/20	1,000	1,037,623
5.85%, 03/15/36	500	556,559
6.10%, 06/01/40	2,000	2,313,607
6.50%, 08/15/18	250	295,897
7.13%, 01/15/19	1,778	2,143,816
7.63%, 01/15/39	1,524	2,034,237
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	2,000	1,948,762
Williams Companies Inc. (The)
7.88%, 09/01/21	1,850	2,226,724
8.75%, 03/15/32	1,019	1,284,919
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	350	345,123
4.13%, 11/15/20 (Call 08/15/20)[b]	1,450	1,460,739
5.25%, 03/15/20	500	538,567
6.30%, 04/15/40	2,850	2,999,144
7.25%, 02/01/17	2,300	2,663,426

		100,196,874
REAL ESTATE — 0.03%
ProLogis LP
4.50%, 08/15/17	1,800	1,916,993
6.25%, 03/15/17	600	672,411
6.88%, 03/15/20 (Call 12/16/19)	1,400	1,617,642

		4,207,046

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.47%
American Tower Corp.
3.40%, 02/15/19	$1,750	$1,741,014
3.50%, 01/31/23	900	808,901
4.50%, 01/15/18	1,550	1,637,775
4.63%, 04/01/15	1,000	1,039,776
4.70%, 03/15/22	1,400	1,380,453
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	450	455,530
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	1,000	1,048,265
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	3,100	2,801,935
5.25%, 03/15/21 (Call 12/15/20)	1,500	1,567,236
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)[b]	1,750	1,637,411
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	6,300	6,705,158
HCP Inc.
2.70%, 02/01/14	400	402,868
3.75%, 02/01/16	200	211,090
5.38%, 02/01/21 (Call 11/03/20)	5,650	6,093,158
Health Care REIT Inc.
3.63%, 03/15/16	200	207,966
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,662,929
4.95%, 01/15/21 (Call 10/15/20)	2,200	2,317,583
5.13%, 03/15/43 (Call 09/15/42)	850	779,722
6.50%, 03/15/41 (Call 09/15/40)	1,000	1,086,710
Healthcare Realty Trust Inc.
5.75%, 01/15/21	1,100	1,192,442

Security	Principal (000s)	Value
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)[b]	$1,500	$1,373,294
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	2,400	2,382,553
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	625	572,753
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	3,000	3,221,284
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	1,000	1,039,465
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	700	756,377
Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)[b]	1,500	1,430,815
5.10%, 06/15/15	6,668	7,159,003
5.65%, 02/01/20 (Call 11/01/19)	3,100	3,512,444
UDR Inc.
4.25%, 06/01/18	1,550	1,634,832
4.63%, 01/10/22 (Call 10/10/21)	1,500	1,522,615
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750	778,706
4.25%, 03/01/22 (Call 12/01/21)	2,200	2,199,816
4.75%, 06/01/21 (Call 03/01/21)	500	521,302
Vornado Realty Trust
5.00%, 01/15/22	500	520,732
Weyerhaeuser Co.
6.88%, 12/15/33	740	838,192
7.38%, 03/15/32	1,975	2,361,503

		66,603,608

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
RETAIL — 0.76%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	$250	$243,995
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	1,000	913,585
3.70%, 04/15/22 (Call 01/15/22)	500	483,750
Costco Wholesale Corp.
1.70%, 12/15/19	3,000	2,860,402
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	1,700	1,567,877
4.75%, 05/18/20 (Call 12/18/19)	1,850	2,021,720
6.13%, 09/15/39[b]	5,270	6,121,975
Darden Restaurants Inc.
4.50%, 10/15/21	2,300	2,315,183
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	1,450	1,601,406
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	3,300	3,049,085
5.40%, 03/01/16	3,112	3,444,535
5.95%, 04/01/41 (Call 10/01/40)	2,650	3,132,782
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	300	296,860
6.88%, 12/15/37	500	558,477
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,750	1,739,046
3.75%, 04/15/21 (Call 01/15/21)	2,000	2,051,646
3.80%, 11/15/21 (Call 08/15/21)[b]	650	670,192
5.13%, 11/15/41 (Call 05/15/41)[b]	2,000	2,065,528
5.80%, 04/15/40 (Call 10/15/39)	2,000	2,231,736

Security	Principal (000s)	Value
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	$2,700	$3,051,711
6.38%, 03/15/37	1,900	2,102,668
McDonald’s Corp.
2.63%, 01/15/22	1,200	1,143,536
3.63%, 05/20/21	2,000	2,057,416
3.70%, 02/15/42	2,725	2,374,319
5.35%, 03/01/18	1,702	1,938,016
5.80%, 10/15/17	200	231,176
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[b]	1,800	1,862,864
4.75%, 05/01/20	1,100	1,191,159
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,687,300
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,127,688
QVC Inc.
5.13%, 07/02/22	1,700	1,696,678
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[b]	3,000	2,877,948
Target Corp.
2.90%, 01/15/22	1,500	1,454,054
7.00%, 01/15/38	6,032	7,866,677
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	975	895,184
6.95%, 04/15/19	100	119,696
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	1,000	919,013
2.80%, 04/15/16	8,900	9,311,719
4.00%, 04/11/43 (Call 10/11/42)	2,500	2,252,304
4.25%, 04/15/21	7,400	7,946,623
6.50%, 08/15/37	8,022	10,008,067
Walgreen Co.
1.80%, 09/15/17	1,000	992,116
3.10%, 09/15/22	2,625	2,446,903
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,300	1,277,335

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
3.88%, 11/01/20 (Call 08/01/20)	$900	$898,468
5.30%, 09/15/19	1,500	1,641,183

		108,741,601
SAVINGS & LOANS — 0.03%
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,139,998
Santander Holdings USA Inc.
3.45%, 08/27/18	3,175	3,206,340
4.63%, 04/19/16	550	575,183

		4,921,521
SEMICONDUCTORS — 0.14%
Analog Devices Inc.
3.00%, 04/15/16	650	675,693
Applied Materials Inc.
2.65%, 06/15/16	250	258,462
4.30%, 06/15/21	800	830,442
5.85%, 06/15/41	750	780,857
Broadcom Corp.
2.38%, 11/01/15	150	154,446
2.50%, 08/15/22[b]	1,000	909,093
2.70%, 11/01/18	900	914,606
Intel Corp.
1.35%, 12/15/17	2,000	1,956,981
1.95%, 10/01/16	950	972,730
2.70%, 12/15/22	1,000	923,322
3.30%, 10/01/21	7,500	7,430,597
Texas Instruments Inc.
0.45%, 08/03/15	1,000	995,451
2.38%, 05/16/16	2,700	2,794,693

		19,597,373
SOFTWARE — 0.25%
Autodesk Inc.
1.95%, 12/15/17	875	849,820
BMC Software Inc.
4.25%, 02/15/22	200	196,000
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	2,210	2,197,385
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)	1,000	968,359

Security	Principal (000s)	Value
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	$500	$452,093
Fiserv Inc.
3.13%, 06/15/16	125	130,151
3.50%, 10/01/22 (Call 07/01/22)	1,500	1,399,580
4.75%, 06/15/21	1,000	1,029,337
Intuit Inc.
5.75%, 03/15/17	1,000	1,112,000
Microsoft Corp.
2.38%, 05/01/23 (Call 02/01/23)	200	181,034
4.00%, 02/08/21	3,750	3,972,092
4.20%, 06/01/19	3,010	3,310,480
4.50%, 10/01/40	1,600	1,556,717
Oracle Corp.
2.50%, 10/15/22	4,000	3,659,837
5.00%, 07/08/19	1,000	1,123,476
5.25%, 01/15/16	8,307	9,141,231
5.38%, 07/15/40	4,000	4,372,545

		35,652,137
TELECOMMUNICATIONS — 1.41%
America Movil SAB de CV
2.38%, 09/08/16	700	708,522
3.13%, 07/16/22	4,850	4,382,294
5.00%, 03/30/20	6,500	6,891,213
6.13%, 03/30/40	2,150	2,227,060
AT&T Inc.
0.90%, 02/12/16	6,000	5,955,602
2.40%, 08/15/16	9,000	9,257,614
2.95%, 05/15/16	3,500	3,649,412
3.88%, 08/15/21	7,250	7,335,754
4.45%, 05/15/21	4,200	4,428,976
5.35%, 09/01/40	4,000	3,967,853
5.55%, 08/15/41	5,750	5,867,731
BellSouth Corp.
6.00%, 11/15/34	14,242	14,313,784
British Telecommunications PLC
9.63%, 12/15/30	2,540	3,808,610

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	$6,068	$6,183,887
8.50%, 11/15/18	450	573,312
Cisco Systems Inc.
4.45%, 01/15/20	4,650	5,088,609
5.50%, 02/22/16	4,000	4,443,337
5.90%, 02/15/39	3,180	3,687,209
Corning Inc.
4.75%, 03/15/42[b]	1,500	1,464,022
Deutsche Telekom International Finance BV
8.75%, 06/15/30	6,618	9,220,431
Embarq Corp.
7.08%, 06/01/16	3,782	4,217,363
8.00%, 06/01/36	1,700	1,742,613
GTE Corp.
6.84%, 04/15/18	750	882,116
Harris Corp.
4.40%, 12/15/20	1,950	2,017,277
Juniper Networks Inc.
3.10%, 03/15/16	1,050	1,079,560
4.60%, 03/15/21[b]	950	955,892
5.95%, 03/15/41	150	148,852
Motorola Solutions Inc.
3.50%, 03/01/23	2,600	2,400,463
3.75%, 05/15/22	1,000	949,758
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	400	391,753
Orange
2.75%, 09/14/16	3,050	3,134,522
4.38%, 07/08/14	2,026	2,086,061
5.38%, 07/08/19	1,626	1,776,644
8.50%, 03/01/31	1,400	1,890,432
Qwest Corp.
6.75%, 12/01/21	2,600	2,839,632
Rogers Communications Inc.
6.80%, 08/15/18	3,200	3,812,196
Telecom Italia Capital SA
7.72%, 06/04/38	6,148	5,958,718
Telefonica Emisiones SAU
3.99%, 02/16/16	2,100	2,166,234
4.95%, 01/15/15	1,105	1,144,170

Security	Principal (000s)	Value
5.13%, 04/27/20	$3,000	$3,025,396
5.46%, 02/16/21	2,850	2,898,811
7.05%, 06/20/36	2,024	2,144,749
Verizon Communications Inc.
1.25%, 11/03/14	3,400	3,414,288
2.00%, 11/01/16	6,400	6,506,972
3.00%, 04/01/16	500	522,071
4.60%, 04/01/21	3,000	3,150,339
6.00%, 04/01/41	1,250	1,333,137
6.10%, 04/15/18	200	232,148
6.40%, 02/15/38	200	223,258
7.75%, 12/01/30	13,992	17,637,933
Vodafone Group PLC
2.50%, 09/26/22	2,900	2,561,236
2.95%, 02/19/23	2,000	1,820,761
4.38%, 02/19/43	4,000	3,528,707
5.63%, 02/27/17	8,807	9,829,082

		201,878,376
TEXTILES — 0.01%
Cintas Corp. No. 2
2.85%, 06/01/16	650	662,813
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,250	1,183,385

		1,846,198
TOYS, GAMES & HOBBIES — 0.02%
Mattel Inc.
2.50%, 11/01/16	150	154,115
3.15%, 03/15/23 (Call 12/15/22)	1,525	1,440,222
4.35%, 10/01/20	400	419,830
5.45%, 11/01/41 (Call 05/01/41)	350	362,370

		2,376,537
TRANSPORTATION — 0.40%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	1,650	1,558,616
3.85%, 09/01/23 (Call 06/01/23)	3,000	2,979,819
4.70%, 10/01/19	3,600	3,979,205
6.15%, 05/01/37	4,103	4,655,963

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	$800	$724,710
2.85%, 12/15/21 (Call 09/15/21)	950	915,722
5.55%, 03/01/19	3,600	4,130,242
Canadian Pacific Railway Co.
7.13%, 10/15/31	2,250	2,746,116
CSX Corp.
6.00%, 10/01/36	5,832	6,448,790
FedEx Corp.
2.63%, 08/01/22[b]	2,400	2,188,058
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	3,700	3,531,504
3.25%, 12/01/21 (Call 09/01/21)	2,000	1,961,304
4.84%, 10/01/41	3,907	3,847,855
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	1,300	1,289,050
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,731,301
3.50%, 06/01/17	700	714,698
3.60%, 03/01/16	1,000	1,031,218
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)[b]	2,250	2,364,223
4.25%, 04/15/43 (Call 10/15/42)	2,475	2,283,987
4.75%, 09/15/41 (Call 03/15/41)	1,000	1,005,093
6.15%, 05/01/37	250	286,311
United Parcel Service Inc.
2.45%, 10/01/22	1,300	1,205,925
3.13%, 01/15/21	3,000	3,008,424
5.13%, 04/01/19	200	227,150
6.20%, 01/15/38	1,826	2,230,847

		57,046,131
TRUCKING & LEASING — 0.01%
GATX Corp.
3.50%, 07/15/16	1,000	1,030,117

Security	Principal (000s)	Value
4.85%, 06/01/21	$600	$613,502

		1,643,619

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,282,379,491)		3,346,191,003

FOREIGN AGENCY OBLIGATIONS[f] — 1.38%

AUSTRIA — 0.02%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18[b]	2,300	2,232,691

		2,232,691
BRAZIL — 0.17%
Petrobras International Finance Co.
2.88%, 02/06/15	3,000	3,043,678
3.50%, 02/06/17	3,000	2,997,628
3.88%, 01/27/16	4,400	4,512,542
5.38%, 01/27/21	2,100	2,052,704
5.75%, 01/20/20[b]	6,180	6,294,520
6.75%, 01/27/41	3,250	3,073,247
7.88%, 03/15/19	2,548	2,884,847

		24,859,166
CANADA — 0.46%
British Columbia (Province of)
2.10%, 05/18/16	3,000	3,103,633
2.65%, 09/22/21	2,000	1,958,284
Export Development Canada
0.75%, 12/15/17[b]	3,000	2,926,008
1.50%, 05/15/14	3,000	3,025,200
Hydro-Quebec
2.00%, 06/30/16	7,150	7,341,159
Manitoba (Province of)
1.13%, 06/01/18[b]	2,400	2,328,617
1.38%, 04/28/14	3,000	3,021,471
Ontario (Province of)
1.20%, 02/14/18	2,500	2,434,441
2.30%, 05/10/16	9,350	9,675,635
2.70%, 06/16/15	5,000	5,188,167
2.95%, 02/05/15	950	983,757
3.00%, 07/16/18	3,100	3,249,983
3.15%, 12/15/17	3,000	3,185,377
4.10%, 06/16/14[b]	5,094	5,244,884
4.40%, 04/14/20[b]	400	439,804

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Quebec (Province of)
7.50%, 09/15/29	$8,977	$12,078,235

		66,184,655
JAPAN — 0.07%
Japan Finance Corp.
2.13%, 02/07/19	5,000	4,980,345
2.50%, 05/18/16[b]	4,400	4,584,808

		9,565,153
MEXICO — 0.17%
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020	5,522,000
Petroleos Mexicanos
3.50%, 01/30/23	1,000	895,000
4.88%, 01/24/22	4,800	4,824,000
6.50%, 06/02/41	6,875	6,857,812
8.00%, 05/03/19	4,520	5,435,300

		23,534,112
NETHERLANDS — 0.03%
Petrobras Global Finance BV
3.00%, 01/15/19[b]	250	231,077
4.38%, 05/20/23	5,000	4,403,768

		4,634,845
SOUTH KOREA — 0.10%
Export-Import Bank of Korea (The)
1.75%, 02/27/18	5,000	4,805,769
5.00%, 04/11/22	250	269,527
Korea Development Bank (The)
1.50%, 01/22/18	1,300	1,232,984
3.25%, 03/09/16	5,000	5,179,407
3.50%, 08/22/17	3,300	3,417,261

		14,904,948
SUPRANATIONAL — 0.31%
Asian Development Bank
0.50%, 06/20/16	6,000	5,956,954
1.38%, 03/23/20	4,500	4,244,831
1.75%, 03/21/19	400	395,769
2.50%, 03/15/16	5,950	6,217,846
2.63%, 02/09/15	2,620	2,703,953
2.75%, 05/21/14	4,033	4,103,590

Security	Principal (000s)	Value
Inter-American Development Bank
0.88%, 03/15/18	$500	$484,609
1.38%, 10/18/16	5,000	5,072,080
2.25%, 07/15/15	6,500	6,715,703
3.88%, 10/28/41	3,000	2,836,349
Series E
3.88%, 09/17/19	5,000	5,493,837

		44,225,521
SWEDEN — 0.05%
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,750,773
1.13%, 04/05/18	6,000	5,819,427

		7,570,200

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $198,313,134)		197,711,291

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.45%

BRAZIL — 0.24%
Brazil (Federative Republic of)
4.88%, 01/22/21	4,200	4,399,500
5.88%, 01/15/19[b]	2,760	3,084,300
7.13%, 01/20/37	7,592	8,654,880
8.00%, 01/15/18[b]	8,169	9,189,562
10.13%, 05/15/27[b]	5,750	8,653,750

		33,981,992
CANADA — 0.05%
Canada (Government of)
0.88%, 02/14/17	6,650	6,617,424
2.38%, 09/10/14	1,000	1,021,035

		7,638,459
CHILE — 0.03%
Chile (Republic of)
3.25%, 09/14/21	4,050	3,928,500

		3,928,500
COLOMBIA — 0.10%
Colombia (Republic of)
4.38%, 07/12/21	4,200	4,273,500
6.13%, 01/18/41	2,000	2,100,000
7.38%, 01/27/17	1,500	1,740,000
7.38%, 03/18/19[b]	2,000	2,397,500

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
7.38%, 09/18/37	$2,500	$3,025,000
8.25%, 12/22/14	1,000	1,090,000

		14,626,000
ISRAEL — 0.04%
Israel (State of)
4.50%, 01/30/43	2,000	1,730,000
5.13%, 03/26/19[b]	3,000	3,367,500

		5,097,500
ITALY — 0.10%
Italy (Republic of)
5.25%, 09/20/16[b]	13,942	15,034,636

		15,034,636
MEXICO — 0.24%
United Mexican States
3.63%, 03/15/22[b]	9,900	9,652,500
4.75%, 03/08/44	7,500	6,562,500
5.13%, 01/15/20	2,450	2,695,000
5.63%, 01/15/17	7,302	8,105,220
6.75%, 09/27/34[b]	5,868	6,806,880

		33,822,100
PANAMA — 0.06%
Panama (Republic of)
6.70%, 01/26/36[b]	5,100	5,686,500
7.25%, 03/15/15	3,000	3,262,500

		8,949,000
PERU — 0.08%
Peru (Republic of)
6.55%, 03/14/37	2,000	2,255,000
7.13%, 03/30/19[b]	4,955	5,896,451
8.75%, 11/21/33[b]	2,500	3,468,750

		11,620,201
PHILIPPINES — 0.14%
Philippines (Republic of the)
4.00%, 01/15/21	5,000	5,056,250
6.38%, 10/23/34	10,000	11,335,000
8.38%, 06/17/19[b]	3,000	3,742,499

		20,133,749
POLAND — 0.09%
Poland (Republic of)
3.88%, 07/16/15	2,650	2,782,500
5.00%, 03/23/22	6,075	6,347,585

Security	Principal (000s)	Value
6.38%, 07/15/19	$3,000	$3,439,500

		12,569,585
SOUTH AFRICA — 0.04%
South Africa (Republic of)
5.50%, 03/09/20[b]	3,400	3,527,500
6.25%, 03/08/41[b]	2,000	1,965,000

		5,492,500
SOUTH KOREA — 0.02%
Korea (Republic of)
7.13%, 04/16/19	3,000	3,652,646

		3,652,646
TURKEY — 0.21%
Turkey (Republic of)
3.25%, 03/23/23[b]	10,000	8,175,000
4.88%, 04/16/43	10,000	7,775,000
6.25%, 09/26/22	8,000	8,240,000
6.75%, 04/03/18	5,000	5,475,000

		29,665,000
URUGUAY — 0.01%
Uruguay (Republic of)
4.13%, 11/20/45[b]	2,400	1,782,000

		1,782,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $218,240,189)		207,993,868

MUNICIPAL DEBT OBLIGATIONS — 0.91%

ARIZONA — 0.00%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	175	177,709

		177,709
CALIFORNIA — 0.33%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	850	1,003,068
Series S1
7.04%, 04/01/50	2,500	3,047,900

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29 (GTD)	$2,000	$2,036,500
East Bay Municipal Utility District RB Water Revenue BAB Series B
5.87%, 06/01/40	4,000	4,546,080
Los Angeles Community College District GO BAB
6.75%, 08/01/49	2,000	2,447,820
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB Series A
5.74%, 06/01/39	815	897,405
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	900	1,053,783
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	1,600	1,974,144
Series A
5.72%, 07/01/39	1,000	1,089,990
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	325	401,680
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	1,000	1,095,470
6.76%, 07/01/34	1,250	1,521,275
Orange County Local Transportation Authority RB Sales Tax Revenue Series A
6.91%, 02/15/41	650	799,409

Security	Principal (000s)	Value
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	$2,500	$2,736,775
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	925	1,012,200
State of California GO
5.95%, 04/01/16	7,127	7,914,676
State of California GO BAB
7.30%, 10/01/39	7,000	8,746,990
7.55%, 04/01/39	1,000	1,294,320
7.70%, 11/01/30 (Call 11/01/20)	500	578,520
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	1,000	1,090,400
5.95%, 05/15/45	900	962,658
University of California Regents RB Medical Center Pooled Revenue BAB Series F
6.58%, 05/15/49	1,000	1,167,770

		47,418,833
COLORADO — 0.01%
Denver City & County School District No. 1 COP Lease Appropriation Series B
4.24%, 12/15/37	600	547,770
Regional Transportation District RB Sales Tax Revenue BAB Series B
5.84%, 11/01/50	500	565,435

		1,113,205
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	1,500	1,626,090

		1,626,090

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project J,
Series 2010A
6.64%, 04/01/57	$1,000	$1,037,470
Project M, Series 2010A
6.66%, 04/01/57	750	779,805
Project P, Series 2010A
7.06%, 04/01/57	300	291,411

		2,108,686
ILLINOIS — 0.13%
Chicago Board of Education GO Series C
6.32%, 11/01/29	500	498,395
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	2,000	2,257,260
City of Chicago GO Series C
7.78%, 01/01/35	400	444,376
City of Chicago RB Port Airport & Marina Revenue BAB Series B
6.40%, 01/01/40	500	576,950
City of Chicago RB Water Revenue BAB Series B
6.74%, 11/01/40	300	335,727
State of Illinois GO
4.42%, 01/01/15	1,250	1,292,138
5.10%, 06/01/33	9,233	8,100,480
5.37%, 03/01/17	2,500	2,639,250
5.88%, 03/01/19	2,450	2,629,707

		18,774,283
INDIANA — 0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB Series B-2
6.12%, 01/15/40	1,000	1,161,260

		1,161,260

Security	Principal (000s)	Value
MARYLAND — 0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/43	$1,500	$1,641,030

		1,641,030
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	400	423,720
5.46%, 12/01/39	1,000	1,064,070
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.73%, 06/01/40	1,400	1,550,612

		3,038,402
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	1,000	1,029,440

		1,029,440
MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	1,050	1,105,219

		1,105,219
NEW JERSEY — 0.07%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/19 (AGM)	500	409,685
0.00%, 02/15/21 (AGM)	1,000	725,420
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29 (NPFGC)	1,500	1,808,100

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	$3,044	$3,945,237
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	1,660	1,766,688
6.10%, 12/15/28 (Call 12/15/20)	1,000	1,080,130
Rutgers — State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40 (GOI)	900	971,505

		10,706,765
NEW YORK — 0.12%
City of New York GO BAB
Series C-1
5.52%, 10/01/37	1,000	1,062,530
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	1,790	2,338,581
Series C-1
6.69%, 11/15/40	1,000	1,168,070
Series E
6.81%, 11/15/40	500	592,065
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	2,645	2,967,637
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	1,000	1,090,810
New York State Dormitory Authority RB Income Tax Revenue BAB Series D
5.60%, 03/15/40	1,500	1,624,755

Security	Principal (000s)	Value
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	$940	$1,017,353
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/51 (GOI)	2,000	1,878,180
5.65%, 11/01/40 (GOI)	2,205	2,371,323
State of New York GO BAB
5.97%, 03/01/36	1,250	1,403,638

		17,514,942
OHIO — 0.03%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/47	1,300	1,313,299
Series E
6.27%, 02/15/50	1,200	1,226,148
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	900	953,775
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	535	540,008

		4,033,230
PENNSYLVANIA — 0.03%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	2,500	2,590,350
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.51%, 12/01/45	1,000	1,038,050

		3,628,400
TEXAS — 0.10%
City of San Antonio RB Electric Power & Light Revenues Series C
5.99%, 02/01/39	1,000	1,163,050

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/41	$1,285	$1,289,677
5.02%, 12/01/48	500	502,025
Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/42	700	804,426
State of Texas GO BAB
Series A
4.63%, 04/01/33	1,200	1,205,808
4.68%, 04/01/40	2,000	2,003,860
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.18%, 04/01/30	5,000	5,470,500
University of Texas System Board of Regents RB College & University Revenue BAB Series C
4.79%, 08/15/46	1,500	1,508,175

		13,947,521
UTAH — 0.00%
State of Utah GO BAB Series B
3.54%, 07/01/25	500	493,100

		493,100
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,039,890

		1,039,890

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $125,346,388)		130,558,005

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 70.12%

MORTGAGE-BACKED SECURITIES — 29.24%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	9,641	9,582,987
2.50%, 09/01/28[g]	79,913	79,276,652

Security	Principal (000s)	Value
2.50%, 09/01/43[g]	$11,500	$10,425,469
2.61%, 01/01/42[a]	2,539	2,620,933
2.65%, 12/01/38[a]	8,357	8,867,038
2.93%, 05/01/42[a]	3,003	3,025,718
2.97%, 09/01/41[a]	5,222	5,437,969
2.99%, 11/01/40[a]	9,004	9,383,900
3.00%, 04/01/27	2,325	2,380,917
3.00%, 05/01/27	16,811	17,224,750
3.00%, 06/01/27	15,367	15,745,811
3.00%, 07/01/27	533	545,170
3.00%, 08/01/27	1,687	1,726,892
3.00%, 09/01/27	7,314	7,488,569
3.00%, 11/01/27	2,451	2,509,104
3.00%, 12/01/27	1,655	1,696,174
3.00%, 01/01/28	978	1,001,521
3.00%, 09/01/28[g]	17,006	17,396,744
3.00%, 05/01/33	8,369	8,260,194
3.00%, 12/01/42	50,896	48,754,257
3.00%, 01/01/43	27,120	25,978,637
3.00%, 02/01/43	23,001	22,033,636
3.00%, 09/01/43[g]	47,060	45,000,687
3.14%, 11/01/40[a]	4,833	5,045,701
3.25%, 08/01/41[a]	4,344	4,526,773
3.35%, 11/01/40[a]	9,027	9,402,612
3.42%, 11/01/41[a]	12,538	13,054,965
3.50%, 11/01/25	15,237	15,919,425
3.50%, 03/01/26	10,980	11,470,716
3.50%, 06/01/26	3,228	3,372,302
3.50%, 09/01/28[g]	15,669	16,356,967
3.50%, 03/01/32	5,112	5,210,690
3.50%, 10/01/42	56,060	55,940,579
3.50%, 11/01/42	3,240	3,232,957
3.50%, 05/01/43	26,871	26,814,173
3.50%, 06/01/43	4,144	4,135,766
3.50%, 09/01/43[g]	50,100	49,943,437
4.00%, 05/01/25	2,153	2,267,474
4.00%, 10/01/25	11,232	11,827,188
4.00%, 02/01/26	7,081	7,466,884
4.00%, 05/01/26	9,049	9,542,444
4.00%, 09/01/28[g]	853	897,116
4.00%, 01/01/41	39,901	41,155,358
4.00%, 02/01/41	9,706	10,010,954
4.00%, 03/01/41	9,293	9,587,959

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
4.00%, 09/01/41	$17,104	$17,671,428
4.00%, 11/01/41	4,038	4,166,297
4.00%, 12/01/41	2,504	2,583,749
4.00%, 01/01/42	6,761	6,974,890
4.00%, 02/01/42	11,882	12,270,962
4.00%, 03/01/42	3,318	3,423,977
4.00%, 06/01/42	10,958	11,305,488
4.50%, 04/01/22	7,870	8,312,071
4.50%, 05/01/23	4,438	4,680,236
4.50%, 07/01/24	3,407	3,586,331
4.50%, 08/01/24	761	801,080
4.50%, 09/01/24	1,966	2,069,255
4.50%, 10/01/24	1,922	2,023,685
4.50%, 08/01/30	13,335	14,100,961
4.50%, 03/01/39	10,313	10,855,265
4.50%, 05/01/39	10,729	11,291,275
4.50%, 06/01/39	11,419	12,017,254
4.50%, 09/01/39	4,298	4,522,575
4.50%, 10/01/39	17,453	18,365,668
4.50%, 11/01/39	3,764	3,961,245
4.50%, 12/01/39	9,947	10,467,566
4.50%, 01/01/40	4,157	4,374,335
4.50%, 08/01/40	14,562	15,339,123
4.50%, 11/01/40	25,632	26,999,281
4.50%, 02/01/41	4,949	5,220,722
4.50%, 05/01/41	18,960	20,165,194
5.00%, 12/01/24	12,079	12,818,719
5.00%, 08/01/25	8,407	9,110,447
5.00%, 06/01/26	1,888	2,037,723
5.00%, 06/01/33	3,326	3,566,725
5.00%, 12/01/33	10,600	11,412,512
5.00%, 07/01/35	13,050	13,951,659
5.00%, 01/01/36	7,459	7,981,874
5.00%, 01/01/37	854	913,698
5.00%, 02/01/37	719	769,122
5.00%, 02/01/38	3,843	4,112,196
5.00%, 03/01/38	29,898	31,949,830
5.00%, 12/01/38	4,000	4,274,532
5.00%, 08/01/40	4,818	5,270,540
5.00%, 09/01/40	17,375	18,683,408
5.00%, 08/01/41	4,601	5,013,954
5.00%, 09/01/43[g]	2,000	2,140,313
5.50%, 10/01/23	2,888	3,124,382

Security	Principal (000s)	Value
5.50%, 09/01/24	$308	$333,311
5.50%, 02/01/34	12,248	13,315,256
5.50%, 05/01/35	8,692	9,376,987
5.50%, 06/01/35	5,494	5,957,759
5.50%, 05/01/36	7,999	8,613,483
5.50%, 07/01/36	15,756	16,964,836
5.50%, 03/01/38	10,122	10,898,399
5.50%, 04/01/38	2,863	3,084,015
5.50%, 01/01/39	5,046	5,483,022
5.50%, 11/01/39	6,958	7,520,102
6.00%, 10/01/36	5,335	5,890,979
6.00%, 02/01/37	6,535	7,116,869
6.00%, 11/01/37	23,031	25,069,019
6.00%, 09/01/38	404	439,321
Federal National Mortgage Association
1.83%, 02/01/36[a]	7,471	7,756,926
2.46%, 02/01/42[a]	3,600	3,694,636
2.50%, 05/01/27	11,617	11,547,339
2.50%, 10/01/27	11,601	11,530,968
2.50%, 11/01/27	25,482	25,328,472
2.50%, 02/01/28	76	75,491
2.50%, 09/01/28[g]	101,786	101,006,828
2.50%, 09/01/43[g]	8,000	7,300,000
2.78%, 08/01/41[a]	6,857	7,089,617
2.79%, 04/01/38[a]	5,565	5,935,269
2.95%, 10/01/41[a]	5,702	5,919,451
3.00%, 01/01/27	21,753	22,284,346
3.00%, 06/01/27	17,473	17,902,839
3.00%, 07/01/27	12,490	12,797,816
3.00%, 08/01/27	8,043	8,240,870
3.00%, 11/01/27	23,709	24,293,662
3.00%, 09/01/28[g]	24,400	24,968,062
3.00%, 05/01/33	2,139	2,116,167
3.00%, 11/01/42	27,970	26,858,096
3.00%, 12/01/42	79,417	76,260,069
3.00%, 09/01/43[g]	191,000	183,180,937
3.50%, 02/01/26	14,647	15,323,221
3.50%, 04/01/26	6,301	6,591,691
3.50%, 10/01/26	7,531	7,878,986
3.50%, 02/01/27	8,516	8,909,771
3.50%, 05/01/27	8,333	8,719,533
3.50%, 09/01/28[g]	32,963	34,461,786

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
3.50%, 01/01/32	$7,442	$7,624,102
3.50%, 02/01/32	8,094	8,292,176
3.50%, 01/01/42	2,048	2,048,969
3.50%, 06/01/42	44,472	44,503,636
3.50%, 10/01/42	30,764	30,785,898
3.50%, 12/01/42	17,105	17,118,528
3.50%, 01/01/43	45,187	45,225,792
3.50%, 02/01/43	21,954	21,969,974
3.50%, 05/01/43	39,854	39,882,724
3.50%, 06/01/43	23,396	23,412,626
3.50%, 09/01/43[g]	35,460	35,454,459
3.61%, 05/01/40[a]	7,262	7,698,388
4.00%, 10/01/25	25,003	26,414,292
4.00%, 11/01/25	2,008	2,121,010
4.00%, 03/01/26	4,502	4,753,528
4.00%, 06/01/26	6,137	6,481,656
4.00%, 09/01/26	2,870	3,031,119
4.00%, 09/01/28[g]	217	229,138
4.00%, 12/01/30	8,614	9,046,377
4.00%, 01/01/31	2,964	3,114,371
4.00%, 02/01/31	2,793	2,933,402
4.00%, 10/01/31	10,421	10,989,246
4.00%, 02/01/32	12,635	13,332,036
4.00%, 02/01/41	17,356	17,946,638
4.00%, 10/01/41	11,732	12,130,939
4.00%, 11/01/41	12,500	12,929,717
4.00%, 03/01/42	16,008	16,561,770
4.00%, 10/01/42	6,755	6,978,648
4.00%, 09/01/43[g]	118,733	122,647,518
4.50%, 09/01/18	6,637	7,038,407
4.50%, 10/01/24	9,435	10,004,096
4.50%, 02/01/25	1,726	1,829,486
4.50%, 04/01/25	1,927	2,043,087
4.50%, 06/01/25	10,412	11,211,998
4.50%, 09/01/28[g]	579	613,469
4.50%, 08/01/31	9,876	10,500,908
4.50%, 03/01/36	5,156	5,456,241
4.50%, 09/01/39	19,272	20,346,620
4.50%, 12/01/39	7,809	8,244,621
4.50%, 08/01/40	42,252	44,661,698
4.50%, 09/01/40	26,799	28,324,989
4.50%, 12/01/40	11,183	11,824,323
4.50%, 01/01/41	33,222	35,140,287

Security	Principal (000s)	Value
4.50%, 04/01/41	$6,511	$6,887,047
4.50%, 05/01/41	17,176	18,232,791
4.50%, 06/01/41	6,791	7,224,545
4.50%, 07/01/41	13,382	14,155,622
4.50%, 08/01/41	25,605	27,096,990
4.50%, 09/01/41	11,792	12,519,676
5.00%, 08/01/20	8,953	9,517,946
5.00%, 07/01/23	3,743	4,006,695
5.00%, 12/01/23	3,800	4,069,909
5.00%, 06/01/28	1,527	1,654,821
5.00%, 09/01/28[g]	1,000	1,060,000
5.00%, 11/01/33	24,001	25,867,979
5.00%, 12/01/39	1,084	1,184,969
5.00%, 01/01/40	26	27,512
5.00%, 03/01/40	16,454	17,765,428
5.00%, 04/01/40	2,103	2,263,386
5.00%, 05/01/40	187	202,049
5.00%, 06/01/40	210	226,116
5.00%, 07/01/40	14	15,041
5.00%, 08/01/40	8,629	9,313,931
5.00%, 09/01/40	66	71,795
5.00%, 10/01/40	189	205,151
5.00%, 05/01/41	27,928	30,218,289
5.00%, 06/01/41	6,171	6,756,176
5.00%, 08/01/41	8,226	9,022,888
5.00%, 09/01/43[g]	38,675	41,587,286
5.50%, 12/01/19	5,415	5,736,380
5.50%, 01/01/24	6,093	6,589,946
5.50%, 02/01/30	5,780	6,284,223
5.50%, 05/01/33	10,228	11,150,276
5.50%, 11/01/33	19,576	21,374,590
5.50%, 09/01/34	28,644	31,320,786
5.50%, 05/01/37	19,641	21,302,872
5.50%, 03/01/38	11,785	12,786,112
5.50%, 06/01/38	7,852	8,516,639
5.50%, 11/01/38	6,899	7,495,452
5.50%, 07/01/40	11,338	12,350,500
5.50%, 09/01/43[g]	104	113,003
6.00%, 01/01/25	7,026	7,715,056
6.00%, 03/01/34	14,644	16,212,358
6.00%, 05/01/34	1,092	1,213,122
6.00%, 08/01/34	2,403	2,660,564
6.00%, 11/01/34	805	890,185

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value

6.00%, 09/01/36	$7,741	$8,451,373
6.00%, 08/01/37	19,945	21,794,515
6.00%, 03/01/38	3,544	3,868,773
6.00%, 05/01/38	1,842	2,016,809
6.00%, 09/01/38	1,910	2,084,902
6.00%, 06/01/39	21,552	23,836,527
6.00%, 10/01/39	1,865	2,047,645
6.00%, 09/01/43[g]	15,220	16,651,631
6.50%, 08/01/36	322	354,172
6.50%, 09/01/36	2,176	2,398,697
6.50%, 10/01/36	330	362,221
6.50%, 12/01/36	367	405,198
6.50%, 07/01/37	562	617,379
6.50%, 08/01/37	21,450	23,644,978
6.50%, 10/01/37	1,036	1,150,299
6.50%, 11/01/37	217	239,149
6.50%, 12/01/37	7,679	8,474,717
6.50%, 06/01/38	249	275,331
6.50%, 10/01/39	7,160	7,903,086
6.50%, 05/01/40	220	243,139
7.00%, 04/01/37	7,552	8,442,555
Government National Mortgage Association
3.00%, 09/15/42	47	45,713
3.00%, 10/15/42	114	110,647
3.00%, 12/15/42	11,568	11,229,802
3.00%, 12/20/42	36,810	35,773,003
3.00%, 01/15/43	269	261,608
3.00%, 06/20/43	95,068	92,343,527
3.00%, 09/01/43[g]	55,564	53,836,307
3.50%, 12/15/41	13,631	13,790,538
3.50%, 08/15/42	3,011	3,048,159
3.50%, 09/15/42	4,315	4,367,650
3.50%, 09/20/42	72,280	73,142,531
3.50%, 10/15/42	1,548	1,566,632
3.50%, 10/20/42	4,763	4,819,843
3.50%, 11/20/42	7,564	7,654,471
3.50%, 01/15/43	19,075	19,313,124
3.50%, 03/15/43	1,177	1,193,337
3.50%, 03/20/43	18,717	18,939,952
3.50%, 04/20/43	42,000	42,501,093
3.50%, 05/15/43	835	846,483
3.50%, 09/01/43[g]	45,579	46,048,943

Security	Principal (000s)	Value
4.00%, 09/20/40	$24,393	$25,540,522
4.00%, 01/20/41	7,094	7,427,536
4.00%, 02/15/41	18,119	18,889,033
4.00%, 07/15/41	11,024	11,492,932
4.00%, 09/20/41	10,075	10,529,169
4.00%, 12/15/41	3,482	3,671,766
4.00%, 12/20/41	31,645	33,057,870
4.00%, 01/20/42	13,529	14,130,742
4.00%, 02/15/42	2,506	2,642,953
4.00%, 03/15/42	12,519	13,202,341
4.00%, 04/15/42	6,165	6,431,590
4.00%, 09/20/42	5,270	5,504,180
4.00%, 09/01/43[g]	17,993	18,734,148
4.50%, 04/15/39	4,040	4,313,201
4.50%, 08/15/39	18,765	20,036,087
4.50%, 11/20/39	8,708	9,420,167
4.50%, 01/20/40	2,334	2,513,382
4.50%, 06/15/40	12,970	13,875,622
4.50%, 07/15/40	14,736	15,794,087
4.50%, 08/15/40	11,782	12,628,049
4.50%, 08/20/40	16,096	17,210,786
4.50%, 09/15/40	20,811	22,305,750
4.50%, 10/20/40	30,626	32,751,894
4.50%, 06/20/41	30,037	32,040,218
4.50%, 09/20/41	18,003	19,221,197
4.50%, 12/20/41	3,498	3,729,695
5.00%, 12/15/36	3,783	4,118,114
5.00%, 01/15/39	15,864	17,116,965
5.00%, 07/15/39	28,189	30,414,852
5.00%, 05/15/40	11,036	11,921,545
5.00%, 07/20/40	50,915	55,924,066
5.00%, 08/20/40	16,942	18,598,891
5.50%, 03/15/36	5,225	5,738,081
5.50%, 06/20/38	8,356	9,119,462
5.50%, 03/20/39	9,783	10,675,238
5.50%, 12/15/39	3,181	3,461,254
5.50%, 01/15/40	21,624	23,518,617
6.00%, 03/15/37	18,449	20,331,818
6.00%, 09/20/38	10,010	10,969,517
6.00%, 11/15/39	4,180	4,599,466
6.50%, 10/20/38	11,867	13,261,732

		4,186,989,926

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.57%
Federal Home Loan Banks
0.38%, 01/29/14	$13,490	$13,506,134
4.88%, 05/17/17	700	792,954
5.00%, 11/17/17[b]	12,315	14,097,731
Federal Home Loan Mortgage Corp.
0.63%, 12/29/14	87,022	87,431,682
0.75%, 11/25/14	120	120,745
0.88%, 03/07/18[b]	28,286	27,325,224
1.75%, 09/10/15	1,490	1,529,193
1.75%, 05/30/19[b]	13,030	12,780,077
2.38%, 01/13/22[b]	440	421,991
2.50%, 05/27/16[b]	60,704	63,583,670
6.25%, 07/15/32[b]	19,473	25,435,773
Federal National Mortgage Association
0.88%, 02/08/18[b]	24,748	23,954,705
0.88%, 05/21/18[b]	29,300	28,161,200
2.38%, 04/11/16	595	620,548
2.63%, 11/20/14	98,635	101,474,633
5.00%, 04/15/15[b]	88,426	95,100,686
5.00%, 05/11/17[b]	98,789	112,153,828
5.38%, 06/12/17	510	586,320
6.63%, 11/15/30[b]	10,817	14,422,764
7.25%, 05/15/30[b]	6,896	9,723,957
Tennessee Valley Authority
4.88%, 01/15/48	8,119	8,224,325
5.50%, 07/18/17[b]	7,034	8,112,227
7.13%, 05/01/30	3,598	4,821,462

		654,381,829
U.S. GOVERNMENT OBLIGATIONS — 36.31%
U.S. Treasury Bonds
2.75%, 11/15/42[b]	107,263	88,967,151
2.88%, 05/15/43[b]	16,652	14,169,520
3.63%, 08/15/43	30,000	29,712,900
3.75%, 08/15/41	10,715	10,912,156
3.88%, 08/15/40	8,560	8,930,648
4.25%, 11/15/40	1,130	1,254,176
4.38%, 11/15/39[b]	32,712	37,053,865
4.38%, 05/15/40	11,896	13,472,101

Security	Principal (000s)	Value
4.38%, 05/15/41	$12,575	$14,238,421
4.50%, 08/15/39[b]	49,920	57,686,058
4.63%, 02/15/40[b]	128,030	150,684,908
4.75%, 02/15/37[b]	14,881	17,777,140
4.75%, 02/15/41[b]	59,888	71,887,765
5.00%, 05/15/37	1,522	1,880,857
5.25%, 11/15/28	741	918,092
6.25%, 05/15/30[b]	31,375	43,253,259
7.63%, 02/15/25[b]	129,275	189,323,234
8.75%, 05/15/17	5,374	6,868,240
9.88%, 11/15/15[b]	60,130	72,510,765
10.63%, 08/15/15[b]	4,130	4,950,590
U.S. Treasury Notes
0.25%, 12/15/14	30,060	30,074,125
0.25%, 07/31/15[b]	124,700	124,408,201
0.25%, 08/15/15[b]	84,800	84,563,409
0.38%, 03/15/15[b]	120,051	120,215,461
0.38%, 06/15/15[b]	1,678	1,678,688
0.63%, 05/31/17[b]	54,905	53,858,512
0.63%, 08/31/17[b]	44,920	43,814,968
0.63%, 11/30/17	36,237	35,149,890
0.75%, 12/31/17	42,267	41,138,472
0.75%, 02/28/18[b]	222,185	215,532,774
0.75%, 03/31/18	75,800	73,376,675
0.88%, 04/30/17[b]	91,322	90,585,945
0.88%, 01/31/18	75,016	73,294,384
1.00%, 08/31/16[b]	62,456	62,840,732
1.00%, 09/30/16[b]	104,553	105,112,354
1.00%, 03/31/17[b]	228,226	227,689,667
1.00%, 05/31/18	30,000	29,283,000
1.25%, 09/30/15[b]	61,921	62,989,755
1.25%, 04/30/19[b]	50,942	49,356,685
1.38%, 07/31/18	60,000	59,425,799
1.38%, 05/31/20	9,902	9,417,792
1.50%, 03/31/19[b]	30,518	30,031,542
1.63%, 08/15/22[b]	103,169	94,723,589
1.63%, 11/15/22[b]	23,433	21,392,688
1.75%, 07/31/15[b]	96,410	98,910,884
1.75%, 05/15/23	4,944	4,520,695
1.88%, 06/30/15	2,480	2,548,324
1.88%, 10/31/17[b]	133,023	136,143,721
1.88%, 06/30/20	2,772	2,720,275
2.00%, 01/31/16[b]	94,711	98,043,877

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

August 31, 2013

Security	Principal or Shares (000s)	Value
2.00%, 04/30/16[b]	$195,758	$202,801,373
2.00%, 07/31/20	25,000	24,695,500
2.00%, 02/15/23	12,710	11,949,052
2.13%, 05/31/15[b]	80,714	83,218,553
2.13%, 08/15/21	45,208	44,176,806
2.38%, 09/30/14[b]	80,843	82,750,082
2.38%, 02/28/15	39,577	40,811,007
2.38%, 05/31/18[b]	44,825	46,600,070
2.50%, 03/31/15[b]	106,816	110,509,697
2.50%, 06/30/17[b]	3,474	3,648,707
2.63%, 12/31/14[b]	60,116	62,020,474
2.63%, 04/30/18[b]	53,088	55,811,944
2.63%, 08/15/20[b]	14,328	14,748,384
2.63%, 08/15/23[b]	56,499	55,267,322
3.00%, 08/31/16[b]	113,253	120,657,474
3.00%, 02/28/17[b]	2,297	2,453,862
3.13%, 01/31/17[b]	62,649	67,163,488
3.13%, 05/15/21[b]	18,157	19,144,740
3.25%, 03/31/17	2,992	3,223,012
3.50%, 05/15/20[b]	39,060	42,540,638
3.63%, 02/15/20[b]	228,599	251,029,125
3.63%, 02/15/21[b]	15,291	16,703,888
4.00%, 02/15/15[b]	78,856	83,107,920
4.25%, 08/15/15[b]	48,399	52,018,763
4.75%, 05/15/14[b]	210,536	217,319,470
7.50%, 11/15/16[b]	275,362	332,697,873
8.13%, 08/15/19[b]	152,834	207,041,166
8.88%, 08/15/17[b]	20,212	26,216,379

		5,199,621,498

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $10,001,763,771)		10,040,993,253

SHORT-TERM INVESTMENTS — 36.04%

MONEY MARKET FUNDS — 36.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,h,i]	3,988,610	3,988,609,750
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[d,h,i]	369,817	369,816,733

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,h]	801,858	$801,857,514

		5,160,283,997

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,160,283,997)		5,160,283,997

TOTAL INVESTMENTS IN SECURITIES — 135.09%
(Cost: $19,216,232,220)		19,344,173,653

Other Assets, Less Liabilities — (35.09)%		(5,024,300,341)

NET ASSETS — 100.00%		$14,319,873,312

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2013

	iShares Core Long-Term U.S. Bond ETF	iShares Core Total U.S. Bond Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$46,147,189	$14,045,434,457
Affiliated (Note 2)	3,567,786	5,170,797,763

Total cost of investments	$49,714,975	$19,216,232,220

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$41,533,041	$14,172,582,773
Affiliated (Note 2)	3,567,786	5,171,590,880

Total fair value of investments	45,100,827	19,344,173,653
Receivables:
Investment securities sold	283,123	497,581,718
Interest	488,636	97,900,723

Total Assets	45,872,586	19,939,656,094

LIABILITIES
Payables:
Investment securities purchased	632,647	1,254,261,560
Collateral for securities on loan (Note 5)	3,032,813	4,358,426,483
Capital shares redeemed	—	6,109,639
Investment advisory fees (Note 2)	4,274	985,100

Total Liabilities	3,669,734	5,619,782,782

NET ASSETS	$42,202,852	$14,319,873,312

Net assets consist of:
Paid-in capital	$48,884,437	$14,114,172,931
Undistributed net investment income	230,144	19,215,847
Undistributed net realized gain (accumulated net realized loss)	(2,297,581)	58,543,101
Net unrealized appreciation (depreciation)	(4,614,148)	127,941,433

NET ASSETS	$42,202,852	$14,319,873,312

Shares outstanding[b]	750,000	134,600,000

Net asset value per share	$56.27	$106.39

[a]	Securities on loan with values of $2,978,603 and $4,273,081,985, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2013

	iShares Core Long-Term U.S. Bond ETF	iShares Core Total U.S. Bond Market ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$1,331,267	$174,779,985
Interest — affiliated (Note 2)	48	669,005
Securities lending income — affiliated (Note 2)	501	2,268,207

Total investment income	1,331,816	177,717,197

EXPENSES
Investment advisory fees (Note 2)	41,099	6,072,844

Total expenses	41,099	6,072,844

Net investment income	1,290,717	171,644,353

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(260,024)	(36,198,657)
In-kind redemptions — unaffiliated	(1,583,691)	48,839,089
In-kind redemptions — affiliated (Note 2)	—	59,886

Net realized gain (loss)	(1,843,715)	12,700,318

Net change in unrealized appreciation/depreciation	(3,145,323)	(616,355,711)

Net realized and unrealized loss	(4,989,038)	(603,655,393)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,698,321)	$(432,011,040)

See notes to financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core Long-Term U.S. Bond ETF		iShares Core Total U.S. Bond Market ETF
	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,290,717	$4,621,033	$171,644,353	$366,541,018
Net realized gain (loss)	(1,843,715)	69,564	12,700,318	167,656,367
Net change in unrealized appreciation/depreciation	(3,145,323)	(5,159,364)	(616,355,711)	(82,353,366)

Net increase (decrease) in net assets resulting from operations	(3,698,321)	(468,767)	(432,011,040)	451,844,019

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,560,806)	(4,204,799)	(175,027,928)	(375,530,483)
From net realized gain	—	—	—	(65,553,560)

Total distributions to shareholders	(1,560,806)	(4,204,799)	(175,027,928)	(441,084,043)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,926	181,486,444	1,356,652,575	2,559,444,258
Cost of shares redeemed	(58,286,290)	(95,519,066)	(1,272,185,122)	(2,501,694,817)

Net increase (decrease) in net assets from capital share transactions	(58,270,364)	85,967,378	84,467,453	57,749,441

INCREASE (DECREASE) IN NET ASSETS	(63,529,491)	81,293,812	(522,571,515)	68,509,417

NET ASSETS
Beginning of period	105,732,343	24,438,531	14,842,444,827	14,773,935,410

End of period	$42,202,852	$105,732,343	$14,319,873,312	$14,842,444,827

Undistributed net investment income included in net assets at end of period	$230,144	$500,233	$19,215,847	$22,599,422

SHARES ISSUED AND REDEEMED
Shares sold	—	2,850,000	12,300,000	23,000,000
Shares redeemed	(950,000)	(1,550,000)	(11,800,000)	(22,500,000)

Net increase (decrease) in shares outstanding	(950,000)	1,300,000	500,000	500,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Long-Term U.S. Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$62.20	$61.10	$51.99	$50.52	$50.78

Income from investment operations:
Net investment income[b]	1.15	2.20	2.51	2.46	0.54
Net realized and unrealized gain (loss)[c]	(5.75)	1.06	9.07	1.41	(0.46)

Total from investment operations	(4.60)	3.26	11.58	3.87	0.08

Less distributions from:
Net investment income	(1.33)	(2.16)	(2.47)	(2.40)	(0.34)

Total distributions	(1.33)	(2.16)	(2.47)	(2.40)	(0.34)

Net asset value, end of period	$56.27	$62.20	$61.10	$51.99	$50.52

Total return	(7.52)%[d]	5.38%	22.81%	7.78%	0.13%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,203	$105,732	$24,439	$15,597	$5,052
Ratio of expenses to average net assets[e]	0.12%	0.16%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	3.77%	3.47%	4.43%	4.65%	4.83%
Portfolio turnover rate[f]	4%	50%	12%	37%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Total U.S. Bond Market ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$110.68	$110.58	$105.56	$104.57	$100.08	$102.67

Income from investment operations:
Net investment income[a]	1.24	2.67	3.11	2.66	2.48	3.58
Net realized and unrealized gain (loss)[b]	(4.26)	0.64	5.36	2.27	5.98	(1.54)

Total from investment operations	(3.02)	3.31	8.47	4.93	8.46	2.04

Less distributions from:
Net investment income	(1.27)	(2.73)	(2.97)	(2.90)	(3.97)	(4.63)
Net realized gain	—	(0.48)	(0.48)	(1.04)	—	—

Total distributions	(1.27)	(3.21)	(3.45)	(3.94)	(3.97)	(4.63)

Net asset value, end of period	$106.39	$110.68	$110.58	$105.56	$104.57	$100.08

Total return	(2.75)%[c]	3.02%	8.16%	4.82%	8.62%	2.08%

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,319,873	$14,842,445	$14,773,935	$11,041,127	$11,345,699	$9,657,470
Ratio of expenses to average net assets[d]	0.08%	0.16%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.26%	2.40%	2.87%	2.51%	2.42%	3.58%
Portfolio turnover rate[e,f]	65%	110%	131%	406%	488%	519%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Core ETF	Diversification Classification
Long-Term U.S. Bond	Diversified
Total U.S. Bond Market	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Core ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Long-Term U.S. Bond
Assets:
Corporate Bonds & Notes	$—	$20,222,390	$—	$20,222,390
Foreign Agency Obligations	—	497,843	—	497,843
Foreign Government Obligations	—	2,368,990	—	2,368,990
Municipal Debt Obligations	—	2,769,458	—	2,769,458
U.S. Government & Agency Obligations	—	15,674,360	—	15,674,360
Money Market Funds	3,567,786	—	—	3,567,786

	$3,567,786	$41,533,041	$—	$45,100,827

Total U.S. Bond Market
Assets:
Collateralized Mortgage Obligations	$—	$260,442,236	$—	$260,442,236
Corporate Bonds & Notes	—	3,346,191,003	—	3,346,191,003
Foreign Agency Obligations	—	197,711,291	—	197,711,291
Foreign Government Obligations	—	207,993,868	—	207,993,868
Municipal Debt Obligations	—	130,558,005	—	130,558,005
U.S. Government & Agency Obligations	—	10,040,993,253	—	10,040,993,253
Money Market Funds	5,160,283,997	—	—	5,160,283,997

	$5,160,283,997	$14,183,889,656	$—	$19,344,173,653

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core Total U.S. Bond Market ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Core ETF	Investment Advisory Fee
Long-Term U.S. Bond	0.12%
Total U.S. Bond Market	0.08

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended August 31, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amount as follows:

iShares Core ETF	Securities Lending Agent Fees
Long-Term U.S. Bond	$270
Total U.S. Bond Market	1,221,342

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended August 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Core ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Total U.S. Bond Market
PNC Funding Corp.
5.25%, 11/15/15	$9,135	$—	$(750)	$8,385	$9,085,712	$207,970	$59,886
5.40%, 06/10/14	998	—	—	998	1,034,832	24,512	—
6.70%, 06/10/19	998	—	—	998	1,186,339	31,849	—

					$11,306,883	$264,331	$59,886

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2013 were as follows:

	U.S. Government Obligations		Other Securities
iShares Core ETF	Purchases	Sales	Purchases	Sales
Long-Term U.S. Bond	$707,344	$14,286,887	$1,895,653	$20,615,762
Total U.S. Bond Market	9,685,789,935	9,567,062,342	342,091,289	125,043,739

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended August 31, 2013 were as follows:

iShares Core ETF	In-kind Purchases	In-kind Sales
Long-Term U.S. Bond	$—	$24,773,996
Total U.S. Bond Market	697,301,191	962,910,444

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of August 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of August 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of August 31, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares Core ETF	Market Value of Securities on Loan
Long-Term U.S. Bond	$2,978,603
Total U.S. Bond Market	4,273,081,985

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2013, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Core ETF	Non- Expiring
Long-Term U.S. Bond	$93,609

As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Core ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long-Term U.S. Bond	$49,717,886	$268,902	$(4,885,961)	$(4,617,059)
Total U.S. Bond Market	19,218,706,622	329,888,255	(204,421,224)	125,467,031

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of August 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board noted that, at a meeting held on September 6-7, 2012, the Board had approved permanent reductions to the advisory fee rates charged to each of the Funds. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board further noted that the advisory fee rates for the Funds are lower than those of certain iShares index funds that invest in the same asset classes, and acknowledged management’s assertion that the Funds’ advisory fee rates are reflective of a discount to the full value of the services rendered by BFA to the Funds.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Notes:

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-23-0813

AUGUST 31, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
➢	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Fund Performance Overview

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

Performance as of August 31, 2013

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”), formerly the iShares iBoxx $ High Yield Corporate Bond Fund, seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was 0.04%, net of fees, while the total return for the Index was 0.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.71%	5.50%	5.87%	5.71%	5.50%	5.87%
5 Years	8.54%	8.38%	9.26%	50.67%	49.54%	55.71%
Since Inception	6.29%	6.28%	6.73%	47.81%	47.74%	51.73%

The inception date of the Fund was 4/4/07. The first day of secondary market trading was 4/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.40	$2.52	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Sector	Percentage of Net Assets

Communications	22.44%
Consumer Non-Cyclical	15.85
Energy	14.23
Consumer Cyclical	12.01
Financial	10.71
Basic Materials	6.17
Industrial	6.09
Technology	5.03
Utilities	4.68
Diversified	0.13
Short-Term and Other Net Assets	2.66

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

Sprint Communications Inc., 9.00%, 11/15/18	0.49%
First Data Corp., 12.63%, 01/15/21	0.46
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, 5.75%, 10/15/20	0.45
Clearwire Communications LLC/Clearwire Finance Inc., 12.00%, 12/01/15	0.44
HCA Inc., 6.50%, 02/15/20	0.43
Springleaf Finance Corp., 6.90%, 12/15/17	0.42
Hawk Acquisition Sub Inc., 4.25%, 10/15/20	0.40
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20	0.40
HCA Inc., 7.50%, 02/15/22	0.35
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 01/15/18	0.35

TOTAL	4.19%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

Performance as of August 31, 2013

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”), formerly the iShares iBoxx $ Investment Grade Corporate Bond Fund, seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -4.03%, net of fees, while the total return for the Index was -3.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.06)%	(2.86)%	(1.94)%	(2.06)%	(2.86)%	(1.94)%
5 Years	7.30%	7.18%	7.76%	42.22%	41.42%	45.31%
10 Years	5.48%	5.44%	5.75%	70.53%	69.80%	74.89%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$959.70	$0.74	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Sector	Percentage of Net Assets

Financial	33.42%
Consumer Non-Cyclical	15.96
Communications	15.38
Energy	12.33
Basic Materials	5.74
Technology	5.20
Industrial	4.69
Consumer Cyclical	4.44
Utilities	1.21
Short-Term and Other Net Assets	1.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

Merrill Lynch & Co. Inc., 6.88%, 04/25/18	0.41%
AT&T Inc., 5.35%, 09/01/40	0.37
J.P. Morgan Chase & Co., 6.00%, 01/15/18	0.33
Pfizer Inc., 6.20%, 03/15/19	0.33
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	0.32
UBS AG Stamford, 5.88%, 12/20/17	0.32
J.P. Morgan Chase & Co., 4.50%, 01/24/22	0.32
General Electric Capital Corp., Series A 6.75%, 03/15/32	0.32
Apple Inc., 2.40%, 05/03/23	0.31
Goldman Sachs Group Inc. (The), 6.75%, 10/01/37	0.31

TOTAL	3.34%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2013 and held through August 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.34%

ADVERTISING — 0.42%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)[a]	$9,250	$7,215,001
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a,b]	13,150	13,478,750
11.00%, 08/15/18 (Call 08/15/14)[a,b]	10,177	8,141,600
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	11,600	10,769,236
5.88%, 02/01/22 (Call 02/01/17)	9,350	9,396,967
7.88%, 04/15/18 (Call 04/15/14)[a]	10,310	11,030,376

		60,031,930
AEROSPACE & DEFENSE — 0.63%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	24,950	24,757,885
6.88%, 10/01/20 (Call 10/01/15)[a]	14,800	15,984,000
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)[a]	11,050	10,746,125
7.50%, 07/15/21 (Call 07/15/16)[a,b]	1,600	1,688,000
7.75%, 12/15/18 (Call 12/15/14)	34,429	36,752,957

		89,928,967
AIRLINES — 0.25%
Continental Airlines Inc. 2012-3 Pass Through Trust
6.13%, 04/29/18	7,350	7,414,313
United Airlines Inc.
6.75%, 09/15/15 (Call 11/04/13)[b]	16,880	17,449,700
US Airways Group Inc.
6.13%, 06/01/18[a]	11,800	10,697,317

		35,561,330

Security	Principal (000s)	Value

APPAREL — 0.24%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)[a]	$19,080	$20,630,250
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	12,000	12,780,000
7.63%, 05/15/20 (Call 05/15/15)[a]	1,100	1,182,500

		34,592,750
AUTO MANUFACTURERS — 0.86%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[a]	29,000	31,385,636
8.25%, 06/15/21 (Call 06/15/16)[a]	31,410	34,490,256
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 02/01/18)[a,b]	11,800	11,361,729
7.75%, 05/15/18 (Call 05/15/14)[a,b]	8,050	8,702,456
8.13%, 05/15/21 (Call 05/15/16)[a,b]	10,525	11,691,150
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[a]	26,200	26,005,638

		123,636,865
AUTO PARTS & EQUIPMENT — 1.32%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)[a]	5,450	5,545,375
6.63%, 10/15/22 (Call 10/15/17)[a]	14,250	14,570,625
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)	10,000	9,830,933
6.50%, 02/15/19 (Call 02/15/15)	4,050	4,293,556

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)[a]	$8,650	$8,776,995
5.88%, 05/15/19 (Call 05/15/14)[a]	10,600	11,245,617
6.13%, 05/15/21 (Call 05/15/16)[a]	10,420	11,352,938
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	17,650	17,826,500
7.00%, 05/15/22 (Call 05/15/17)[a]	14,170	14,488,825
8.25%, 08/15/20 (Call 08/15/15)[a]	21,795	23,974,500
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a,b]	11,758	10,968,850
Schaeffler Finance BV
4.75%, 05/15/21 (Call 05/15/16)[b]	14,950	14,015,625
7.75%, 02/15/17[b]	13,970	15,436,850
8.50%, 02/15/19 (Call 02/15/15)[b]	8,915	9,895,650
TRW Automotive Inc.
4.50%, 03/01/21[b]	9,225	8,900,346
7.25%, 03/15/17[b]	7,820	8,915,347

		190,038,532
BANKS — 5.26%
Ally Financial Inc.
3.13%, 01/15/16[a]	13,600	13,600,942
3.50%, 07/18/16[a]	11,800	11,840,493
4.63%, 06/26/15[a]	30,940	31,964,943
5.50%, 02/15/17	29,740	31,258,706
6.25%, 12/01/17[a]	22,860	24,525,660
6.75%, 12/01/14[a]	22,800	23,997,000
7.50%, 09/15/20	37,300	42,131,424
8.00%, 12/31/18[a]	9,525	10,787,063
8.00%, 03/15/20[a]	39,010	44,959,025
8.30%, 02/12/15	37,500	40,364,681
BBVA International Preferred SAU
5.92%, 12/31/49 (Call 04/18/17)[c]	16,561	14,615,763

Security	Principal (000s)	Value

BPCE SA
12.50%, 12/31/49 (Call 09/30/19)[a,b,c]	$7,000	$8,715,000
CIT Group Inc.
4.25%, 08/15/17[a]	38,300	38,775,851
4.75%, 02/15/15[a,b]	26,600	27,464,500
5.00%, 05/15/17	27,800	28,842,500
5.00%, 08/15/22	24,100	22,776,438
5.00%, 08/01/23	5,500	5,149,375
5.25%, 03/15/18	31,325	32,379,171
5.38%, 05/15/20[a]	14,550	14,682,999
5.50%, 02/15/19[a,b]	45,580	46,776,475
Credit Agricole SA
6.64%, 12/31/49 (Call 05/31/17)[a,b,c]	19,945	18,897,887
8.38%, 12/31/49 (Call 10/13/19)[a,b,c]	15,900	17,331,000
Dresdner Bank AG
7.25%, 09/15/15	4,000	4,230,000
Fifth Third Bancorp
5.10%, 12/31/49 (Call 06/30/23)[a,c]	8,100	7,209,000
HBOS PLC
6.75%, 05/21/18[b]	34,220	37,385,350
Regions Bank
7.50%, 05/15/18	16,450	19,153,969
Resona Preferred Global Securities (Cayman) Ltd.
7.19%, 12/31/49 (Call 07/30/15)[a,b,c]	4,600	4,933,500
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	18,500	18,870,000
5.05%, 01/08/15	16,250	16,567,531
6.10%, 06/10/23[a]	15,500	14,893,716
6.13%, 12/15/22	45,650	44,152,178
Societe Generale
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	15,915	15,636,487
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[a,c]	18,925	19,918,562

		754,787,189

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

BEVERAGES — 0.63%
Constellation Brands Inc.
3.75%, 05/01/21[a]	$11,250	$10,469,531
4.25%, 05/01/23[a]	24,075	22,149,000
6.00%, 05/01/22	12,200	12,901,500
7.25%, 09/01/16[a]	13,850	15,685,125
7.25%, 05/15/17[a]	14,299	16,336,608
8.38%, 12/15/14[a]	11,700	12,694,500

		90,236,264
BUILDING MATERIALS — 1.02%
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[b]	21,500	22,790,000
6.88%, 08/15/18 (Call 08/15/14)[b]	7,520	7,978,276
Lafarge SA
6.20%, 07/09/15[b]	1,725	1,834,748
6.50%, 07/15/16[a]	8,000	8,771,595
Masco Corp.
4.80%, 06/15/15[a]	4,000	4,199,160
5.95%, 03/15/22[a]	7,000	7,280,000
6.13%, 10/03/16[a]	23,303	25,633,300
7.13%, 03/15/20[a]	9,945	11,138,400
Ply Gem Industries Inc.
8.25%, 02/15/18 (Call 02/15/14)	997	1,066,790
USG Corp.
6.30%, 11/15/16[a]	9,379	9,824,503
9.75%, 01/15/18[a]	10,385	11,968,712
Vulcan Materials Co.
6.50%, 12/01/16[a]	13,050	14,257,125
7.00%, 06/15/18[a]	4,450	4,984,000
7.50%, 06/15/21	12,900	14,351,250

		146,077,859
CHEMICALS — 2.13%
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[b]	17,250	17,035,243
4.75%, 08/15/22[b]	6,300	5,894,911
4.75%, 08/15/22 (Call 05/15/22)[a,b]	13,100	12,257,673

Security	Principal (000s)	Value

Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	$6,480	$5,988,095
Celanese U.S. Holdings LLC
4.63%, 11/15/22[a]	10,700	9,875,268
5.88%, 06/15/21[a]	8,650	8,851,623
6.63%, 10/15/18 (Call 10/15/14)[a]	11,680	12,461,404
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[a,b]	14,275	13,408,178
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)[a]	10,050	9,924,376
6.63%, 04/15/20 (Call 04/15/15)[a,b]	22,600	22,317,502
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 02/01/14)[a]	21,250	21,782,300
9.00%, 11/15/20 (Call 11/15/15)[a]	12,200	12,048,189
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	14,600	13,943,000
8.63%, 03/15/21 (Call 09/15/15)[a]	12,260	13,669,900
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	16,510	17,583,150
8.38%, 02/15/19 (Call 02/15/15)[a,b]	21,050	23,076,062
Ineos Group Holdings SA
6.13%, 08/15/18 (Call 05/15/15)[b]	16,025	15,464,125
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)	24,500	25,387,608
9.00%, 01/15/21 (Call 01/15/16)[a]	12,608	10,905,920

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

NOVA Chemicals Corp.
5.25%, 08/01/23 (Call 08/01/18)[b]	$2,700	$2,690,977
PolyOne Corp.
5.25%, 03/15/23[b]	12,400	11,935,000
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	20,000	19,650,000

		306,150,504
COAL — 1.67%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)[a]	18,010	15,345,148
6.25%, 06/01/21 (Call 06/01/16)[a]	11,890	9,970,870
9.75%, 04/15/18 [a]	12,700	12,763,500
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	21,700	17,298,496
7.25%, 10/01/20 (Call 10/01/15)[a]	8,430	6,495,646
7.25%, 06/15/21 (Call 06/15/16)[a]	22,000	16,948,578
8.75%, 08/01/16 (Call 11/04/13)[a]	13,000	12,508,301
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)[a]	31,950	33,896,017
8.25%, 04/01/20 (Call 04/01/15)	25,460	27,038,444
Peabody Energy Corp.
6.00%, 11/15/18[a]	31,000	30,956,755
6.25%, 11/15/21[a]	28,328	27,321,362
6.50%, 09/15/20[a]	13,320	13,239,603
7.38%, 11/01/16[a]	14,296	15,929,918

		239,712,638
COMMERCIAL SERVICES — 3.52%
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[b]	19,950	18,802,875
8.75%, 12/01/20 (Call 12/01/15)[a,b]	14,281	14,066,785

Security	Principal (000s)	Value

Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)	$9,400	$8,742,904
8.25%, 01/15/19 (Call 10/15/14)[a]	14,100	15,321,451
Ceridian Corp.
8.88%, 07/15/19 (Call 07/15/15)[b]	16,250	18,365,924
11.00%, 03/15/21 (Call 03/15/16)[b]	3,675	4,230,196
11.25%, 11/15/15 (Call 11/04/13)[a]	22,250	22,634,124
Envision Healthcare Corp.
8.13%, 06/01/19 (Call 06/01/14)	19,200	20,736,000
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	10,650	10,906,161
6.25%, 10/15/22 (Call 10/15/17)	11,450	11,603,171
6.75%, 04/15/19 (Call 04/15/15)[a]	28,450	30,337,609
7.38%, 01/15/21 (Call 01/15/16)[a]	7,225	7,768,287
7.50%, 10/15/18 (Call 10/15/14)[a]	11,825	12,797,419
Interactive Data Corp.
10.25%, 08/01/18 (Call 08/01/14)[a]	7,500	8,379,203
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[a]	23,700	21,389,250
6.00%, 08/15/23 (Call 08/15/18)	4,500	4,471,516
7.75%, 10/01/19 (Call 10/01/15)	8,680	9,567,012
8.38%, 08/15/21 (Call 08/15/14)	9,300	10,082,682
Jaguar Holding Co.
9.50%, 12/01/19 (Call 12/01/14)[b]	10,461	11,794,778

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[b]	$28,800	$30,960,000
R.R. Donnelley & Sons Co.
6.13%, 01/15/17[a]	1,550	1,712,750
7.00%, 02/15/22	1,750	1,750,000
7.25%, 05/15/18[a]	11,120	12,287,600
7.63%, 06/15/20[a]	9,000	9,607,500
7.88%, 03/15/21[a]	11,975	12,843,188
8.25%, 03/15/19[a]	8,250	9,095,625
Service Corp. International/US
5.38%, 01/15/22 (Call 07/15/17)[b]	8,900	8,633,000
ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)[a]	16,850	15,417,753
8.00%, 02/15/20 (Call 02/15/15)[a]	14,600	13,926,030
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	10,750	11,959,375
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)[a]	13,600	14,473,410
6.13%, 06/15/23 (Call 12/15/17)[a]	5,550	5,419,629
7.38%, 05/15/20 (Call 05/15/16)	17,600	18,996,428
7.63%, 04/15/22 (Call 04/15/17)	24,800	26,581,391
8.25%, 02/01/21 (Call 02/01/16)	14,045	15,484,612
8.38%, 09/15/20 (Call 09/15/15)[a]	15,110	16,565,897
9.25%, 12/15/19 (Call 12/15/14)	15,460	17,287,156

		504,998,691
COMPUTERS — 0.90%
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)[a]	10,900	10,355,000

Security	Principal (000s)	Value

5.00%, 07/15/22 (Call 07/15/17)	$15,350	$14,582,500
Seagate HDD Cayman
4.75%, 06/01/23[a,b]	17,550	16,195,393
6.88%, 05/01/20 (Call 05/01/15)[a]	16,795	18,079,295
7.00%, 11/01/21 (Call 05/01/16)[a]	12,350	13,396,883
SunGard Data Systems Inc.
6.63%, 11/01/19	19,800	20,146,500
7.38%, 11/15/18 (Call 11/15/13)	18,625	19,830,110
7.63%, 11/15/20 (Call 11/15/15)[a]	14,910	15,953,995

		128,539,676
DISTRIBUTION & WHOLESALE — 0.78%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[b]	24,550	25,654,750
8.13%, 04/15/19 (Call 04/15/15)[a]	23,140	25,743,250
11.00%, 04/15/20 (Call 04/15/16)	14,300	17,124,250
11.50%, 07/15/20 (Call 10/15/16)[a]	21,100	25,000,185
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)[a]	17,375	18,113,438

		111,635,873
DIVERSIFIED FINANCIAL SERVICES — 4.89%
Aircastle Ltd.
6.25%, 12/01/19	10,200	10,659,000
6.75%, 04/15/17[a]	9,000	9,517,500
9.75%, 08/01/18 (Call 08/01/14)[a]	13,175	14,574,910
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)	9,750	10,091,250
6.38%, 11/15/19 (Call 11/15/15)[a]	16,775	17,613,750
6.75%, 06/01/16[a]	9,350	9,887,625
General Motors Financial Co. Inc.
2.75%, 05/15/16[b]	6,865	6,863,427

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

3.25%, 05/15/18[a,b]	$13,170	$12,648,392
4.25%, 05/15/23[b]	16,265	14,718,630
4.75%, 08/15/17[a,b]	30,934	31,919,891
6.75%, 06/01/18[a]	10,315	11,439,703
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 01/15/16 (Call 10/21/13)[a]	21,400	22,164,915
8.00%, 01/15/18 (Call 01/15/14)[a]	46,995	49,433,716
ILFC E-Capital Trust II
6.25%, 12/21/65 (Call 12/21/15)[a,b,c]	11,000	9,900,000
International Lease Finance Corp.
3.88%, 04/15/18[a]	19,500	18,573,750
4.63%, 04/15/21[a]	9,600	8,832,000
4.88%, 04/01/15	15,550	15,986,953
5.65%, 06/01/14[a]	50	51,250
5.75%, 05/15/16[a]	18,930	19,868,237
5.88%, 04/01/19[a]	16,600	16,823,366
5.88%, 08/15/22[a]	16,750	16,205,625
6.25%, 05/15/19[a]	25,100	25,885,126
6.50%, 09/01/14[b]	28,000	29,121,579
6.75%, 09/01/16[b]	17,600	19,142,879
7.13%, 09/01/18[b]	10,350	11,484,726
8.25%, 12/15/20	23,730	26,437,617
8.63%, 09/15/15	24,650	27,048,487
8.63%, 01/15/22[a]	14,300	16,166,010
8.75%, 03/15/17[a]	27,700	31,455,990
8.88%, 09/01/17	19,550	22,332,810
Nationstar Mortgage LLC/ Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)[a]	11,500	11,183,750
7.88%, 10/01/20 (Call 10/01/16)[a]	9,000	9,405,000
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[a,b]	11,600	11,455,000
9.50%, 10/15/20 (Call 10/15/16)[a,b]	13,425	13,156,500

Security	Principal (000s)	Value

SLM Corp.
5.50%, 01/25/23[a]	$13,600	$12,390,895
6.00%, 01/25/17	4,670	4,951,073
7.25%, 01/25/22	13,600	14,007,275
8.00%, 03/25/20	9,000	9,798,947
8.45%, 06/15/18	4,500	5,136,642
Springleaf Finance Corp.
6.90%, 12/15/17[a]	59,280	60,169,200
Series I
5.40%, 12/01/15	13,050	13,278,375

		701,781,771
ELECTRIC — 4.39%
AES Corp. (The)
4.88%, 05/15/23 (Call 05/15/18)[a]	8,925	8,187,561
7.38%, 07/01/21 (Call 06/01/21)	21,875	23,852,526
8.00%, 10/15/17[a]	22,371	25,768,882
8.00%, 06/01/20	14,580	16,567,470
9.75%, 04/15/16[a]	2,000	2,330,000
Calpine Corp.
7.25%, 10/15/17 (Call 10/15/13)[b]	19,363	20,128,365
7.50%, 02/15/21 (Call 11/01/15)[b]	37,972	40,155,390
7.88%, 07/31/20 (Call 07/31/15)[a,b]	20,578	22,185,878
7.88%, 01/15/23 (Call 01/15/17)[b]	23,819	25,510,849
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[a]	10,620	11,205,967
7.25%, 10/15/21 (Call 07/15/21)[a]	20,640	21,039,178
EDP Finance BV
4.90%, 10/01/19[b]	22,000	21,577,479
6.00%, 02/02/18[a,b]	10,000	10,380,617
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
6.88%, 08/15/17 (Call 02/15/15)[a,b]	2,000	2,021,230

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

10.00%, 12/01/20 (Call 12/01/15)[a]	$42,592	$44,774,840
10.00%, 12/01/20 (Call 12/01/15)[b]	26,250	27,529,687
12.25%, 03/01/22 (Call 03/01/17)[a,b]	34,770	38,681,625
GenOn Energy Inc.
9.50%, 10/15/18[a]	14,760	16,581,074
9.88%, 10/15/20 (Call 10/15/15)	13,700	15,235,136
Ipalco Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	13,000	13,384,487
7.25%, 04/01/16[a,b]	8,645	9,476,959
NRG Energy Inc.
6.63%, 03/15/23 (Call 09/15/17)[a]	21,700	21,525,293
7.63%, 01/15/18	22,180	24,539,786
7.63%, 05/15/19 (Call 05/15/14)	12,120	12,764,875
7.88%, 05/15/21 (Call 05/15/16)[a]	19,850	21,346,138
8.25%, 09/01/20 (Call 09/01/15)[a]	28,705	31,217,595
8.50%, 06/15/19 (Call 06/15/14)[a]	10,605	11,409,191
PPL Capital Funding Inc. Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	10,000	10,350,000
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[a]	7,350	7,833,390
6.00%, 09/01/21[a]	13,175	14,302,177
6.50%, 12/15/20	9,360	10,496,595
RRI Energy Inc.
7.88%, 06/15/17[a]	13,220	14,327,737
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a,b]	36,700	25,598,250
15.00%, 04/01/21 (Call 10/01/15)	30,400	7,182,000

		629,468,227

Security	Principal (000s)	Value

ELECTRONICS — 0.27%
Flextronics International Ltd.
4.63%, 02/15/20	$11,925	$11,597,062
5.00%, 02/15/23	8,800	8,448,000
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[b]	8,850	8,805,750
6.13%, 12/15/19 (Call 12/15/15)[b]	10,000	10,075,000

		38,925,812
ENTERTAINMENT — 0.68%
AMC Entertainment Inc.
8.75%, 06/01/19 (Call 06/01/14)	10,369	11,136,907
9.75%, 12/01/20 (Call 12/01/15)[a]	13,120	14,966,138
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[a]	10,500	9,655,227
5.13%, 12/15/22 (Call 12/15/17)[a]	9,800	9,155,077
Pinnacle Entertainment Inc.
7.50%, 04/15/21 (Call 04/15/15)[a]	20,740	22,139,950
PNK Finance Corp.
6.38%, 08/01/21[b]	8,440	8,399,076
Regal Cinemas Corp.
8.63%, 07/15/19 (Call 07/15/14)[a]	1,000	1,076,563
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[a,b]	3,989	4,088,725
11.50%, 10/01/18 (Call 10/01/14)	14,990	17,266,696

		97,884,359
ENVIRONMENTAL CONTROL — 0.29%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[a]	12,725	12,343,250
5.25%, 08/01/20 (Call 08/01/16)[a]	15,229	15,095,746

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	$14,150	$14,079,250

		41,518,246
FOOD — 1.68%
ARAMARK Corp.
5.75%, 03/15/20 (Call 03/15/15)[b]	19,350	19,785,375
Dean Foods Co.
7.00%, 06/01/16[a]	13,390	14,628,575
9.75%, 12/15/18 (Call 12/15/14)	3,955	4,469,150
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)[a]	27,950	28,998,125
Hawk Acquisition Sub Inc.
4.25%, 10/15/20 (Call 04/15/15)[b]	60,550	57,219,750
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	21,000	22,050,000
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	19,300	19,830,750
7.75%, 07/01/17[a]	10,179	11,527,717
Sun Merger Sub Inc.
5.25%, 08/01/18[b]	10,375	10,426,875
5.88%, 08/01/21 (Call 08/01/16)[b]	4,225	4,225,000
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a,b]	7,300	7,017,125
8.00%, 05/01/16[a]	11,000	11,990,000
US Foods Inc.
8.50%, 06/30/19 (Call 06/30/14)[a]	27,950	29,417,375

		241,585,817
FOREST PRODUCTS & PAPER — 0.10%
UPM-Kymmene Corp. OYJ
5.63%, 12/01/14[a,b]	5,000	5,208,145

Security	Principal (000s)	Value

Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)[a]	$9,150	$9,333,000

		14,541,145
GAS — 0.29%
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[b]	10,700	10,950,215
7.50%, 11/30/16	27,250	29,984,595

		40,934,810
HEALTH CARE — PRODUCTS — 1.11%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)[a,b]	8,375	8,375,000
7.25%, 07/01/18 (Call 12/15/15)	7,400	7,992,000
8.63%, 10/01/18 (Call 10/01/14)	5,065	5,457,537
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)[a]	39,250	40,231,250
6.50%, 10/01/20 (Call 10/01/15)[a]	13,400	13,366,500
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)[a]	10,750	11,287,500
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	20,575	21,423,719
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[a]	33,850	37,150,375
12.50%, 11/01/19 (Call 11/01/15)[a]	12,790	13,269,625
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	1,000	936,279

		159,489,785

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

HEALTH CARE — SERVICES — 5.23%
Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	$33,100	$33,762,000
7.13%, 07/15/20 (Call 07/15/16)[a]	20,350	20,655,250
8.00%, 11/15/19 (Call 11/15/15)[a]	41,600	43,784,000
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)[a]	25,950	25,560,750
6.38%, 11/01/18 (Call 11/01/13)[a]	14,875	15,637,344
6.63%, 11/01/20 (Call 11/01/14)	14,450	15,280,875
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[b]	15,500	16,042,500
5.88%, 01/31/22[b]	14,950	15,211,625
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[b]	14,100	14,382,000
6.50%, 09/15/18[b]	5,810	6,332,900
6.88%, 07/15/17[a]	9,900	10,989,000
HCA Holdings Inc.
6.25%, 02/15/21[a]	22,400	22,512,000
7.75%, 05/15/21 (Call 11/15/15)[a]	29,880	31,784,850
HCA Inc.
4.75%, 05/01/23	10,400	9,737,000
5.88%, 03/15/22[a]	25,650	26,419,500
5.88%, 05/01/23[a]	25,550	24,975,125
6.38%, 01/15/15[a]	17,300	18,208,250
6.50%, 02/15/16[a]	21,250	23,003,125
6.50%, 02/15/20[a]	56,980	61,324,725
7.25%, 09/15/20 (Call 03/15/15)	26,810	29,189,387
7.50%, 02/15/22	46,555	50,512,175
7.88%, 02/15/20 (Call 08/15/14)[a]	22,660	24,529,450
8.00%, 10/01/18[a]	12,750	14,487,188
8.50%, 04/15/19 (Call 04/15/14)	39,000	42,120,000

Security	Principal (000s)	Value

Health Management Associates Inc.
6.13%, 04/15/16[a]	$4,000	$4,370,000
7.38%, 01/15/20 (Call 01/15/16)[a]	17,840	19,936,200
Tenet Healthcare Corp.
4.38%, 10/01/21[a,b]	23,000	20,815,000
4.50%, 04/01/21[a,b]	17,325	15,895,688
4.75%, 06/01/20	13,100	12,412,250
6.25%, 11/01/18	21,560	22,772,750
8.00%, 08/01/20 (Call 08/01/15)[a]	17,660	18,344,325
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
7.75%, 02/01/19 (Call 02/01/14)[a]	16,050	17,193,562
8.00%, 02/01/18 (Call 02/01/14)[a]	21,340	22,540,375

		750,721,169
HOLDING COMPANIES — DIVERSIFIED — 0.13%
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)[b]	18,075	18,662,437

		18,662,437
HOME BUILDERS — 0.94%
Brookfield Residential Properties Inc.
6.13%, 07/01/22 (Call 07/01/17)[b]	12,450	12,294,488
6.50%, 12/15/20 (Call 12/15/15)[a,b]	900	922,500
Centex Corp.
6.50%, 05/01/16[a]	9,000	9,945,000
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	8,400	8,148,000
5.75%, 08/15/23 (Call 05/15/23)[a]	4,500	4,404,375
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[b]	6,350	6,699,250

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Lennar Corp.
4.75%, 12/15/17 (Call 09/15/17)[a]	$10,325	$10,428,250
5.00%, 11/15/22 (Call 08/15/22)[a,b]	13,450	12,575,750
12.25%, 06/01/17[a]	11,275	14,319,250
Standard Pacific Corp.
8.38%, 05/15/18	12,225	13,814,250
8.38%, 01/15/21[a]	8,920	9,990,400
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[b]	11,600	10,962,000
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	10,900	9,919,000
5.88%, 02/15/22 (Call 11/15/21)	7,180	7,395,400
8.91%, 10/15/17[a]	2,350	2,773,000

		134,590,913
HOUSEHOLD PRODUCTS & WARES — 2.23%
Jarden Corp.
7.50%, 05/01/17[a]	12,980	14,472,700
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	64,900	64,251,000
6.88%, 02/15/21 (Call 02/15/16)	16,950	17,882,250
7.13%, 04/15/19 (Call 10/15/14)	28,515	30,261,544
7.88%, 08/15/19 (Call 08/15/15)[a]	28,310	31,141,000
8.25%, 02/15/21 (Call 02/15/16)[a]	21,850	21,576,875
8.50%, 05/15/18 (Call 05/15/14)[a]	21,460	22,211,100
9.00%, 04/15/19 (Call 10/15/14)[a]	30,025	31,000,812
9.88%, 08/15/19 (Call 08/15/15)[a]	43,021	45,817,365

Security	Principal (000s)	Value

Spectrum Brands Escrow Corp.
6.38%, 11/15/20 (Call 11/15/16)[b]	$9,860	$10,205,100
6.63%, 11/15/22 (Call 11/15/17)[b]	9,900	10,147,500
Spectrum Brands Inc.
9.50%, 06/15/18 (Call 06/15/14)[a]	19,411	21,594,738

		320,561,984
INSURANCE — 0.21%
Hartford Financial Services Group Inc.
8.13%, 06/15/68 (Call 06/15/18)[a,c]	11,292	12,759,960
ING U.S. Inc.
5.65%, 05/15/53 (Call 05/15/23)[c]	18,675	17,087,625

		29,847,585
INTERNET — 0.51%
eAccess Ltd.
8.25%, 04/01/18 (Call 04/01/15)[b]	900	985,500
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	8,800	8,448,000
5.38%, 04/01/23 (Call 04/01/18)	19,050	18,266,588
7.00%, 07/15/21 (Call 07/15/16)	16,100	17,262,125
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)[a]	15,350	16,654,750
10.13%, 07/01/20 (Call 07/01/16)	9,775	11,045,750

		72,662,713
IRON & STEEL — 2.09%
ArcelorMittal SA
4.25%, 02/25/15[a]	3,550	3,649,968
4.25%, 08/05/15[a]	20,100	20,692,283
5.00%, 02/25/17	25,376	26,016,051
5.75%, 08/05/20	23,250	23,096,766
6.00%, 03/01/21[a]	30,350	29,845,896

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.13%, 06/01/18[a]	$28,200	$29,105,259
6.75%, 02/25/22[a]	21,750	22,222,571
9.50%, 02/15/15[a]	10,793	11,858,739
10.35%, 06/01/19	34,900	41,341,179
Commercial Metals Co.
6.50%, 07/15/17	9,036	9,696,353
7.35%, 08/15/18	9,500	10,347,241
Steel Dynamics Inc.
5.25%, 04/15/23 (Call 04/15/18)[b]	6,450	6,165,280
6.13%, 08/15/19 (Call 08/15/16)[a]	11,050	11,569,089
United States Steel Corp.
6.05%, 06/01/17[a]	11,000	11,466,001
7.00%, 02/01/18[a]	10,290	10,830,983
7.38%, 04/01/20[a]	14,050	14,097,024
7.50%, 03/15/22 (Call 03/15/17)[a]	7,500	7,498,062
7.63%, 05/15/20 (Call 05/15/15)[a]	11,800	9,838,250

		299,336,995
LEISURE TIME — 0.19%
Sabre Holdings Corp.
8.35%, 03/15/16[a]	8,150	8,893,686
Sabre Inc.
8.50%, 05/15/19 (Call 05/15/15)[b]	16,400	17,671,000

		26,564,686
LODGING — 3.29%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)[a]	11,550	12,561,089
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)	25,450	24,177,500
9.00%, 02/15/20 (Call 02/15/16)[a]	59,350	56,976,000
12.75%, 04/15/18 (Call 04/15/14)[a]	15,445	10,193,700
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)	24,940	26,280,525

Security	Principal (000s)	Value

Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	$7,250	$6,796,875
6.75%, 06/01/19 (Call 06/01/15)[a]	11,020	11,534,378
10.00%, 10/01/14	1,141	1,229,428
Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)[a]	15,792	9,159,360
10.00%, 12/15/18 (Call 12/15/13)	64,605	37,793,925
10.75%, 02/01/16 (Call 11/04/13)[a]	7,800	6,747,000
11.25%, 06/01/17 (Call 11/04/13)	43,860	45,066,150
MGM Resorts International
6.63%, 07/15/15[a]	23,000	24,605,543
6.63%, 12/15/21[a]	25,250	25,556,083
6.75%, 10/01/20[a]	19,100	19,649,528
7.50%, 06/01/16[a]	12,520	13,801,205
7.63%, 01/15/17[a]	13,750	15,147,429
7.75%, 03/15/22[a]	21,600	23,014,478
8.63%, 02/01/19[a]	17,750	20,035,023
10.00%, 11/01/16[a]	10,100	11,905,375
11.38%, 03/01/18[a]	9,370	11,690,778
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[b]	12,650	11,274,813
5.38%, 03/15/22 (Call 03/15/17)[a]	17,450	17,253,688
7.75%, 08/15/20 (Call 08/15/15)[a]	26,720	29,785,970

		472,235,843
MACHINERY — 0.75%
Case New Holland Inc.
7.88%, 12/01/17	28,750	32,927,594
CNH Capital LLC
3.63%, 04/15/18[a]	11,550	11,295,147
3.88%, 11/01/15[a]	7,120	7,253,714
6.25%, 11/01/16	14,570	15,736,092
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)[a]	11,800	13,076,486

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

9.50%, 02/15/18 (Call 02/15/14)[a]	$7,080	$7,621,923
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	19,300	19,444,750

		107,355,706
MANUFACTURING — 0.89%
Bombardier Inc.
4.25%, 01/15/16[a,b]	14,925	15,372,750
5.75%, 03/15/22[b]	8,950	8,726,250
6.13%, 01/15/23[a,b]	24,775	24,403,375
7.50%, 03/15/18[b]	13,200	14,553,000
7.75%, 03/15/20[b]	18,570	20,659,125
SPX Corp.
6.88%, 09/01/17[a]	15,550	17,237,183
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a,b]	27,125	26,446,875

		127,398,558
MEDIA — 8.56%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[a]	12,275	11,513,237
7.75%, 07/15/21 (Call 07/15/16)	14,900	16,417,888
Cablevision Systems Corp.
5.88%, 09/15/22[a]	14,300	13,656,500
7.75%, 04/15/18	12,500	13,718,750
8.00%, 04/15/20[a]	8,000	8,840,000
8.63%, 09/15/17[a]	18,100	20,543,500
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	19,500	17,501,250
5.25%, 03/15/21 (Call 03/15/16)[b]	5,250	4,977,534
5.25%, 09/30/22 (Call 09/30/17)	25,500	23,141,250
5.75%, 09/01/23 (Call 03/01/18)[b]	11,150	10,397,375
5.75%, 01/15/24 (Call 07/15/18)	21,900	20,312,250

Security	Principal (000s)	Value

6.50%, 04/30/21 (Call 04/30/15)[a]	$28,880	$29,204,900
6.63%, 01/31/22 (Call 01/31/17)	23,750	24,046,875
7.00%, 01/15/19 (Call 01/15/14)[a]	25,125	26,506,875
7.25%, 10/30/17 (Call 10/30/13)	27,330	28,969,800
7.38%, 06/01/20 (Call 12/01/15)	15,220	16,285,400
8.13%, 04/30/20 (Call 04/30/15)[a]	19,550	21,162,875
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	16,875	15,525,000
6.38%, 09/15/20 (Call 09/15/15)[a,b]	29,925	29,850,187
Clear Channel Communications Inc.
5.50%, 09/15/14[a]	9,750	9,512,042
9.00%, 12/15/19[a]	30,700	29,472,000
9.00%, 03/01/21 (Call 03/01/16)[a]	37,190	35,423,475
10.75%, 08/01/16 (Call 11/04/13)[a]	8,070	6,990,638
11.25%, 03/01/21[a]	13,500	13,736,489
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	10,375	10,271,250
6.50%, 11/15/22[a]	41,175	41,175,000
Series A
7.63%, 03/15/20 (Call 03/15/15)	1,000	992,500
Series B
7.63%, 03/15/20 (Call 03/15/15)[a]	41,480	41,531,850
CSC Holdings LLC
6.75%, 11/15/21	23,050	24,260,125
8.63%, 02/15/19	7,270	8,324,150
DISH DBS Corp.
4.25%, 04/01/18[a]	20,650	20,325,045

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

4.63%, 07/15/17[a]	$24,900	$25,192,896
5.00%, 03/15/23[a]	23,775	21,904,105
5.13%, 05/01/20	26,700	25,965,750
5.88%, 07/15/22	39,900	39,108,627
6.63%, 10/01/14[a]	3,000	3,129,382
6.75%, 06/01/21	41,930	43,721,828
7.13%, 02/01/16[a]	34,834	37,920,912
7.75%, 05/31/15[a]	20,500	22,238,041
7.88%, 09/01/19	31,280	35,187,713
Gannett Co. Inc.
5.13%, 07/15/20 (Call 07/15/16)[b]	7,000	6,894,607
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	19,300	20,319,478
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[b]	21,450	22,147,125
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	16,100	15,303,855
7.75%, 10/15/18 (Call 10/15/14)[a]	22,840	24,797,196
Quebecor Media Inc.
5.75%, 01/15/23	18,200	17,017,000
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a]	11,600	11,005,763
6.13%, 10/01/22 (Call 10/01/17)	12,150	12,032,675
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/01/16)[a,b]	10,150	9,287,250
4.63%, 05/15/23 (Call 05/15/18)[a,b]	13,125	11,550,000
5.25%, 08/15/22 (Call 08/15/17)[b]	10,375	9,622,813
5.75%, 08/01/21 (Call 08/01/16)[a,b]	7,175	7,013,563
8.75%, 04/01/15[b]	16,320	18,327,360

Security	Principal (000s)	Value

Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (Call 01/15/18)[b]	$22,900	$20,815,111
7.50%, 03/15/19 (Call 03/15/15)[a,b]	12,500	13,450,708
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	15,275	14,378,553
6.75%, 09/15/22 (Call 09/15/17)[b]	23,650	24,536,875
6.88%, 05/15/19 (Call 05/15/15)[b]	24,800	26,132,998
7.88%, 11/01/20 (Call 11/01/15)[a,b]	17,130	18,541,190
8.50%, 05/15/21 (Call 11/15/15)[a,b]	17,500	18,856,250
Videotron Ltee
5.00%, 07/15/22	13,450	12,542,125
9.13%, 04/15/18 (Call 11/04/13)[a]	11,174	11,718,733
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	15,500	16,623,750
XM Satellite Radio Inc.
7.63%, 11/01/18 (Call 11/01/14)[b]	14,780	16,073,250

		1,227,943,492
MINING — 1.85%
Aleris International Inc.
7.63%, 02/15/18 (Call 02/15/14)	6,000	6,240,000
7.88%, 11/01/20 (Call 11/01/15)[a]	12,300	12,684,375
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	19,900	20,200,801
6.38%, 02/01/16 (Call 11/04/13)[a,b]	12,900	13,123,490
6.88%, 02/01/18 (Call 02/01/14)[a,b]	18,950	19,329,000

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.88%, 04/01/22 (Call 04/01/17)[a,b]	$21,350	$21,106,689
7.00%, 11/01/15 (Call 11/04/13)[a,b]	39,850	40,846,250
8.25%, 11/01/19 (Call 11/01/15)[a,b]	29,320	31,079,200
Inmet Mining Corp.
7.50%, 06/01/21 (Call 12/01/16)[b]	13,050	13,050,000
8.75%, 06/01/20 (Call 06/01/16)[a,b]	31,490	32,907,050
Novelis Inc.
8.38%, 12/15/17 (Call 12/15/13)[a]	22,850	24,564,104
8.75%, 12/15/20 (Call 12/15/15)[a]	28,390	30,969,586

		266,100,545
OFFICE & BUSINESS EQUIPMENT — 0.27%
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	31,260	34,307,850
12.54%, 10/12/17 (Call 11/04/13)[a]	3,653	3,812,819

		38,120,669
OIL & GAS — 8.80%
Antero Resources Finance Corp.
6.00%, 12/01/20 (Call 12/01/15)	11,700	11,641,500
7.25%, 08/01/19 (Call 08/01/14)	6,200	6,464,734
9.38%, 12/01/17 (Call 12/01/13)	825	871,938
Berry Petroleum Co.
6.38%, 09/15/22 (Call 03/15/17)	12,000	11,880,575
Bill Barrett Corp.
7.63%, 10/01/19 (Call 10/01/15)[a]	2,900	2,929,000
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 04/15/17)	10,050	10,120,313
8.25%, 09/01/21 (Call 09/01/16)[a]	11,820	12,322,350

Security	Principal (000s)	Value

Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 03/15/14)[a]	$9,925	$9,934,017
5.38%, 06/15/21 (Call 06/15/16)	13,750	13,668,443
5.75%, 03/15/23[a]	22,600	22,517,628
6.13%, 02/15/21[a]	22,330	23,235,995
6.50%, 08/15/17[a]	11,250	12,368,258
6.63%, 08/15/20[a]	28,850	31,005,536
7.25%, 12/15/18[a]	20,260	22,945,497
9.50%, 02/15/15[a]	32,806	36,153,531
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19[a]	13,160	13,180,648
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[a]	14,250	13,909,723
5.50%, 04/01/23 (Call 10/01/17)[a]	31,700	30,670,038
6.50%, 01/15/22 (Call 01/15/17)[a]	13,030	13,746,384
7.00%, 01/15/21 (Call 01/15/16)[a]	10,960	11,976,847
Continental Resources Inc.
4.50%, 04/15/23[a]	15,075	14,760,159
5.00%, 09/15/22 (Call 03/15/17)	42,771	42,928,222
7.13%, 04/01/21 (Call 04/01/16)	14,954	16,421,152
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	23,050	20,556,386
6.38%, 08/15/21 (Call 08/15/16)	8,030	8,392,422
8.25%, 02/15/20 (Call 02/15/15)	20,090	22,143,182
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	12,600	14,029,103
EP Energy LLC/EP Energy Finance Inc. Series WI
9.38%, 05/01/20 (Call 05/01/16)	39,215	43,245,157

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

EP Energy LLC/Everest Acquisition Finance Inc. Series WI
6.88%, 05/01/19 (Call 05/01/15)[a]	$16,000	$16,971,070
Forest Oil Corp.
7.25%, 06/15/19 (Call 11/04/13)[a]	20,685	20,465,338
7.50%, 09/15/20 (Call 09/15/16)	12,050	11,504,337
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	30,350	30,353,961
9.25%, 02/15/22 (Call 08/15/17)[b]	5,750	5,732,947
9.75%, 07/15/20 (Call 07/15/16)[a]	15,445	15,948,033
Hercules Offshore Inc.
8.75%, 07/15/21[a,b]	8,150	8,567,288
Kodiak Oil & Gas Corp.
5.50%, 02/01/22 (Call 08/01/17)[b]	4,600	4,445,955
8.13%, 12/01/19 (Call 12/01/15)	16,650	18,242,569
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	10,200	10,700,496
9.50%, 02/15/19 (Call 02/15/15)	13,600	15,021,552
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[a,b]	37,300	34,057,022
6.50%, 05/15/19 (Call 05/15/15)[a]	16,450	15,613,091
7.75%, 02/01/21 (Call 09/15/15)[a]	19,160	18,479,389
8.63%, 04/15/20 (Call 04/15/15)	29,395	29,459,754
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	25,000	25,008,100
6.50%, 03/15/21 (Call 03/15/15)[b]	1,700	1,734,519

Security	Principal (000s)	Value

Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[b]	$14,650	$13,894,882
10.75%, 10/01/20 (Call 10/01/16)[b]	8,814	8,895,403
Newfield Exploration Co.
5.63%, 07/01/24[a]	20,650	19,940,208
5.75%, 01/30/22[a]	14,000	13,946,387
6.88%, 02/01/20 (Call 02/01/15)[a]	16,385	17,118,003
7.13%, 05/15/18 (Call 11/04/13)	17,106	17,735,030
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	7,050	7,365,074
6.88%, 01/15/23 (Call 07/15/17)	7,950	8,336,306
7.25%, 02/01/19 (Call 02/01/15)	9,415	9,900,826
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)	17,625	16,934,747
7.50%, 11/01/19 (Call 11/01/15)[a]	25,000	26,114,895
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[b]	12,675	12,188,573
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	16,300	16,259,250
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)[a]	3,500	3,693,764
6.50%, 11/15/20 (Call 11/15/15)	4,750	5,056,546
6.63%, 05/01/21 (Call 05/01/16)	3,660	3,883,827
6.75%, 02/01/22 (Call 02/01/17)	7,550	8,031,124
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	10,270	10,804,576

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[a]	$7,650	$7,196,463
5.38%, 10/01/22 (Call 07/01/22)[a]	10,860	10,353,296
6.88%, 03/01/21	13,700	14,835,564
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)[a]	15,000	14,645,543
5.00%, 03/15/23 (Call 03/15/18)	8,350	8,097,821
5.75%, 06/01/21 (Call 06/01/16)	7,500	7,873,915
6.75%, 08/01/20 (Call 08/01/15)	14,000	15,002,477
Samson Investment Co.
10.25%, 02/15/20 (Call 02/15/16)[a,b]	43,720	45,346,388
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)[a]	23,670	23,482,941
7.50%, 02/15/23 (Call 08/15/17)[a]	18,750	18,046,875
8.13%, 10/15/22 (Call 04/15/17)[a]	15,550	15,616,301
8.75%, 01/15/20 (Call 01/15/15)[a]	11,375	11,910,023
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[b]	10,125	9,416,250
6.50%, 01/01/23 (Call 07/01/17)	7,777	8,043,426
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	11,600	11,726,343
5.38%, 10/01/22 (Call 10/01/17)[a]	10,675	10,208,336
WPX Energy Inc.
5.25%, 01/15/17[a]	14,200	15,055,810
6.00%, 01/15/22 (Call 10/15/21)[a]	18,590	18,576,193

		1,261,857,545

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.52%
CGG
6.50%, 06/01/21 (Call 06/01/16)	$16,760	$16,937,451
7.75%, 05/15/17 (Call 11/04/13)[a]	9,585	9,817,718
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 03/01/16)[b]	8,450	8,084,257
Oil States International Inc.
5.13%, 01/15/23 (Call 01/15/18)[b]	3,200	3,500,269
6.50%, 06/01/19 (Call 06/01/14)	6,850	7,223,093
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)[a]	12,050	12,618,961
7.13%, 12/15/21 (Call 12/15/16)[a]	15,210	16,423,442

		74,605,191
PACKAGING & CONTAINERS — 1.66%
Ardagh Packaging Finance PLC
4.88%, 11/15/22 (Call 11/15/17)[a,b]	10,700	10,275,331
7.00%, 11/15/20 (Call 11/15/16)[a,b]	15,875	15,444,770
7.38%, 10/15/17 (Call 10/15/14)[b]	14,200	15,176,250
7.38%, 10/15/17 (Call 10/15/14)[a,b]	2,150	2,295,125
9.13%, 10/15/20 (Call 10/15/15)[a,b]	15,676	16,694,940
Ball Corp.
4.00%, 11/15/23[a]	18,150	16,157,738
5.00%, 03/15/22[a]	16,750	16,440,351
5.75%, 05/15/21 (Call 11/15/15)	8,800	9,328,000
6.75%, 09/15/20 (Call 03/15/15)[a]	11,530	12,437,988
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)[a]	11,350	12,340,596
9.75%, 01/15/21 (Call 01/15/16)[a]	16,250	18,782,010

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	$14,000	$14,682,535
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[b]	20,650	19,045,382
Graphic Packaging International Inc.
4.75%, 04/15/21 (Call 01/15/21)	3,033	2,910,632
Rock Tenn Co.
4.90%, 03/01/22	6,500	6,650,619
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[b]	9,950	9,452,500
6.50%, 12/01/20 (Call 09/01/20)[b]	5,750	6,066,250
8.13%, 09/15/19 (Call 09/15/15)[a,b]	14,010	15,551,100
8.38%, 09/15/21 (Call 09/15/16)[b]	16,270	18,303,750

		238,035,867
PHARMACEUTICALS — 1.45%
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)	10,050	10,276,125
7.00%, 12/15/20 (Call 12/15/15)[a]	9,050	9,253,625
7.25%, 01/15/22 (Call 07/15/16)	7,900	8,018,500
Grifols Inc.
8.25%, 02/01/18 (Call 02/01/14)	21,285	22,987,800
NBTY Inc.
9.00%, 10/01/18 (Call 10/01/14)[a]	4,000	4,400,000
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[b]	42,400	43,142,000
6.50%, 07/15/16 (Call 11/04/13)[a,b]	21,050	21,786,750

Security	Principal (000s)	Value

6.75%, 10/01/17 (Call 10/01/14)[b]	$7,500	$7,987,500
6.75%, 08/15/21 (Call 02/15/16)[b]	15,720	16,270,200
6.88%, 12/01/18 (Call 12/01/14)[a,b]	17,850	18,876,375
7.00%, 10/01/20 (Call 10/01/15)[b]	11,585	12,164,250
7.25%, 07/15/22 (Call 07/15/16)[a,b]	14,650	15,492,375
7.50%, 07/15/21 (Call 07/15/16)[b]	7,000	7,490,000
VPII Escrow Corp.
6.75%, 08/15/18 (Call 08/15/15)[b]	9,000	9,540,000

		207,685,500
PIPELINES — 3.24%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	29,400	27,269,359
5.88%, 04/15/21 (Call 04/15/15)	2,200	2,267,524
6.13%, 07/15/22 (Call 01/15/17)	16,380	16,815,973
Atlas Pipeline Partners LP
4.75%, 11/15/21 (Call 05/15/16)[b]	10,850	9,687,013
5.88%, 08/01/23 (Call 02/01/18)[a,b]	13,675	12,677,506
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b,c]	9,480	8,911,200
El Paso Corp.
7.00%, 06/15/17[a]	12,815	14,241,713
7.25%, 06/01/18[a]	12,400	13,934,837
8.25%, 02/15/16	3,800	4,195,128
Energy Transfer Equity LP
7.50%, 10/15/20	34,930	38,161,025
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a,b]	13,140	14,145,796
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16	11,345	12,205,684

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	$19,700	$17,801,761
5.50%, 02/15/23 (Call 08/15/17)	16,225	15,860,442
6.25%, 06/15/22 (Call 12/15/16)	8,691	9,066,334
6.75%, 11/01/20 (Call 11/01/15)	8,640	9,188,217
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	26,290	25,127,966
9.63%, 06/01/19 (Call 06/01/15)[a,b]	9,000	9,209,339
NuStar Logistics LP
4.80%, 09/01/20	1,293	1,204,796
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
6.50%, 05/15/21 (Call 05/15/16)[b]	6,000	5,676,726
8.38%, 06/01/20 (Call 06/01/16)[a]	13,241	13,787,191
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)[b]	6,000	5,363,516
5.50%, 04/15/23 (Call 10/15/17)	15,150	14,575,907
6.50%, 07/15/21 (Call 07/15/16)	10,000	10,577,414
6.88%, 12/01/18 (Call 12/01/14)	12,380	13,235,976
Rockies Express Pipeline LLC
3.90%, 04/15/15[b]	8,700	8,633,209
5.63%, 04/15/20[a,b]	16,940	14,486,109
6.00%, 01/15/19[a,b]	10,525	9,650,420
6.85%, 07/15/18[a,b]	11,150	10,806,743
Sabine Pass Liquefaction LLC
5.63%, 02/01/21[b]	40,450	38,528,625
5.63%, 04/15/23[b]	22,650	20,887,228

Security	Principal (000s)	Value

Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)[a,b]	$12,600	$11,160,412
5.25%, 05/01/23 (Call 11/01/17)[a,b]	12,250	11,729,115
6.38%, 08/01/22 (Call 02/01/17)	987	1,021,545
6.88%, 02/01/21 (Call 02/01/16)[a]	12,400	13,077,118

		465,168,867
REAL ESTATE — 0.35%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	17,475	16,208,062
Realogy Corp.
7.63%, 01/15/20 (Call 01/15/16)[a,b]	10,870	12,112,161
7.88%, 02/15/19 (Call 02/15/15)[a,b]	14,550	15,686,323
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[b]	5,750	5,721,251

		49,727,797
RETAIL — 3.20%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	10,350	10,945,605
7.00%, 05/20/22 (Call 05/20/17)[a]	20,560	21,693,006
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)[a]	8,130	8,428,101
Best Buy Co. Inc.
5.00%, 08/01/18[a]	11,000	11,082,500
5.50%, 03/15/21 (Call 12/15/20)[a]	13,850	13,711,500
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)[a]	15,160	17,036,808

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	$10,050	$10,753,500
9.00%, 03/15/19 (Call 03/15/15)[a,b]	24,000	26,640,000
JC Penney Corp. Inc.
5.65%, 06/01/20	8,200	6,303,750
L Brands Inc.
5.63%, 02/15/22[a]	19,800	19,973,250
6.63%, 04/01/21[a]	19,940	21,285,950
6.90%, 07/15/17	13,162	14,741,440
7.00%, 05/01/20[a]	8,460	9,306,000
8.50%, 06/15/19	11,950	14,190,625
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)	22,355	24,031,625
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/01/15)[a,b]	4,100	4,376,750
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 12/01/13)[b]	10,050	10,803,750
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)[a]	16,675	15,507,750
7.38%, 05/15/20 (Call 05/15/15)	5,251	5,697,335
QVC Inc.
4.38%, 03/15/23	16,525	15,294,772
5.13%, 07/02/22	11,350	11,166,703
7.38%, 10/15/20 (Call 04/15/15)[b]	10,814	11,625,050
7.50%, 10/01/19 (Call 10/01/14)[b]	13,000	13,975,000
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)[a,b]	17,150	17,316,612
8.00%, 08/15/20 (Call 08/15/15)	11,200	12,439,336
9.25%, 03/15/20 (Call 03/15/16)[a]	17,650	20,011,013
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)	19,050	19,050,000

Security	Principal (000s)	Value

6.88%, 11/15/19 (Call 11/15/15)[a]	$14,750	$16,003,750
Sears Holdings Corp.
6.63%, 10/15/18[a]	18,895	17,525,113
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18 (Call 10/01/14)	11,395	12,220,277
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)[a]	10,600	10,335,000
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 12/01/13)[a]	15,175	15,990,656

		459,462,527
SEMICONDUCTORS — 1.21%
Advanced Micro Devices Inc.
7.50%, 08/15/22[a]	11,200	10,558,106
7.75%, 08/01/20 (Call 08/01/15)[a]	11,050	10,772,155
8.13%, 12/15/17 (Call 12/15/13)[a]	10,920	11,306,694
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)	5,625	5,386,778
6.63%, 06/01/21 (Call 06/01/15)[a]	10,425	10,231,520
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[b]	9,850	9,340,627
8.05%, 02/01/20 (Call 06/01/15)[a]	16,300	16,978,381
9.25%, 04/15/18 (Call 04/15/14)[b]	23,000	24,820,938
10.13%, 12/15/16 (Call 11/04/13)[a]	1,278	1,309,950
10.13%, 03/15/18 (Call 03/15/14)[a,b]	2,900	3,132,000
10.75%, 08/01/20 (Call 08/01/15)[a]	9,830	10,854,468
NXP BV/NXP Funding LLC
3.75%, 06/01/18[b]	16,725	16,124,161

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.75%, 02/15/21 (Call 02/15/17)[b]	$10,075	$10,132,236
5.75%, 03/15/23 (Call 03/15/18)[b]	10,950	10,803,310
9.75%, 08/01/18 (Call 08/01/14)[a,b]	5,810	6,450,058
Sensata Technologies BV
4.88%, 10/15/23[b]	13,000	12,001,522
6.50%, 05/15/19 (Call 05/15/15)[a,b]	2,850	3,023,326

		173,226,230
SHIPBUILDING — 0.19%
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)[a]	13,585	14,654,081
7.13%, 03/15/21 (Call 03/15/16)[a]	11,460	12,411,413

		27,065,494
SOFTWARE — 2.65%
Audatex North America Inc.
6.00%, 06/15/21[a,b]	13,650	13,780,722
6.75%, 06/15/18 (Call 06/15/14)	2,000	2,124,247
BMC Software Inc.
8.13%, 07/15/21 (Call 07/15/16)[a,b]	18,075	18,157,639
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	41,538	42,369,956
7.38%, 06/15/19 (Call 06/15/15)[a,b]	32,700	33,967,125
8.25%, 01/15/21 (Call 01/15/16)[a,b]	41,602	42,369,133
8.88%, 08/15/20 (Call 08/15/15)[b]	10,000	10,855,990
10.63%, 06/15/21 (Call 04/15/16)[b]	17,300	17,159,112
11.25%, 03/31/16 (Call 11/04/13)[a]	32,010	31,918,711
11.25%, 01/15/21 (Call 01/15/16)[a,b]	16,950	17,310,188
11.75%, 08/15/21 (Call 05/15/16)[a,b]	17,425	16,345,237

Security	Principal (000s)	Value

12.63%, 01/15/21 (Call 01/15/16)	$60,682	$65,688,265
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[b]	10,400	10,686,000
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)[a]	20,600	22,866,000
11.50%, 07/15/18 (Call 07/15/15)	10,270	11,836,175
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	23,150	22,078,532

		379,513,032
STORAGE & WAREHOUSING — 0.26%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	23,200	23,896,000
10.75%, 10/15/19 (Call 10/15/16)[a,b]	14,550	13,895,250

		37,791,250
TELECOMMUNICATIONS — 12.95%
Alcatel-Lucent USA Inc.
8.88%, 01/01/20 (Call 07/01/16)[b]	7,650	7,778,509
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	19,290	17,602,125
10.50%, 03/01/21 (Call 03/01/17)[a,b]	30,345	23,213,925
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.38%, 12/15/17	325	317,251
3.85%, 04/15/23	15,890	14,624,948
CenturyLink Inc.
5.80%, 03/15/22[a]	27,250	25,615,000
6.00%, 04/01/17	9,900	10,593,000
6.45%, 06/15/21	24,100	23,859,000
Series V
5.63%, 04/01/20[a]	24,810	24,313,800
Cincinnati Bell Inc.
8.25%, 10/15/17 (Call 10/15/13)[a]	9,650	10,122,850

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

8.38%, 10/15/20 (Call 10/15/15)[a]	$15,244	$16,120,530
8.75%, 03/15/18 (Call 03/15/14)[a]	11,420	11,848,250
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 11/04/13)[a,b]	59,720	62,929,950
12.00%, 12/01/17 (Call 12/01/14)[a,b]	13,650	15,902,250
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a,b]	31,060	33,777,750
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)	33,300	37,837,125
Crown Castle International Corp.
5.25%, 01/15/23	36,325	34,236,312
7.13%, 11/01/19 (Call 11/01/14)[a]	16,750	18,006,250
Embarq Corp.
7.08%, 06/01/16	14,250	16,021,832
Frontier Communications Corp.
7.13%, 03/15/19[a]	9,500	9,975,000
7.13%, 01/15/23[a]	15,500	15,035,000
7.63%, 04/15/24[a]	18,450	18,127,125
8.13%, 10/01/18[a]	12,950	14,309,750
8.25%, 04/15/17[a]	16,170	18,211,463
8.50%, 04/15/20[a]	20,615	22,573,425
8.75%, 04/15/22[a]	18,510	20,129,625
Hughes Satellite Systems Corp.
6.50%, 06/15/19	22,320	23,436,000
7.63%, 06/15/21	19,790	21,175,300
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)[a,b]	9,800	10,118,500
7.75%, 06/01/21 (Call 06/01/17)[b]	39,475	40,659,250
8.13%, 06/01/23 (Call 06/01/18)[a,b]	21,750	22,783,125
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a,b]	27,160	25,258,800

Security	Principal (000s)	Value

6.63%, 12/15/22 (Call 12/15/17)[a,b]	$28,550	$28,478,625
7.25%, 04/01/19 (Call 04/01/15)[a]	32,140	34,470,150
7.25%, 10/15/20 (Call 10/15/15)	40,870	43,628,725
7.50%, 04/01/21 (Call 04/01/16)[a]	27,665	29,809,037
8.50%, 11/01/19 (Call 11/01/14)[a]	12,000	13,034,400
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[a,b,c]	11,100	11,058,375
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)[a]	11,600	13,282,000
Level 3 Financing Inc.
7.00%, 06/01/20 (Call 06/01/16)	17,800	17,889,000
8.13%, 07/01/19 (Call 07/01/15)	23,500	24,792,500
8.63%, 07/15/20 (Call 01/15/16)[a]	20,145	21,555,150
9.38%, 04/01/19 (Call 04/01/15)[a]	9,630	10,520,775
10.00%, 02/01/18 (Call 02/01/14)	15,350	16,462,875
MetroPCS Wireless Inc.
6.25%, 04/01/21 (Call 04/01/17)[a,b]	37,450	37,450,000
6.63%, 11/15/20 (Call 11/15/15)[a]	18,920	19,653,150
6.63%, 04/01/23 (Call 04/01/18)[a,b]	37,375	37,094,687
7.88%, 09/01/18 (Call 09/01/14)[a]	17,965	19,380,642
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[a,b]	7,978	7,499,320
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)[a]	32,250	24,510,000
8.88%, 12/15/19 (Call 12/15/14)[a]	9,760	8,149,600

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

10.00%, 08/15/16 (Call 11/04/13)[a]	$18,110	$17,702,525
NII International Telecom SCA
7.88%, 08/15/19 (Call 02/15/17)[a,b]	12,300	11,531,250
11.38%, 08/15/19 (Call 02/15/17)[b]	19,150	20,490,500
Nokia OYJ
5.38%, 05/15/19[a]	21,100	20,066,062
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 12/01/14)[a]	11,700	12,987,000
Qwest Communications International Inc.
7.13%, 04/01/18 (Call 10/07/13)[a]	17,940	18,567,900
SBA Communications Corp.
5.63%, 10/01/19	10,900	10,736,500
SBA Telecommunications Inc.
5.75%, 07/15/20	14,008	14,148,080
Sprint Communications Inc.
6.00%, 12/01/16[a]	38,750	41,026,562
6.00%, 11/15/22[a]	48,050	44,926,750
7.00%, 03/01/20[a,b]	20,550	22,039,875
7.00%, 08/15/20[a]	27,950	28,788,500
8.38%, 08/15/17[a]	26,670	30,037,087
9.00%, 11/15/18[b]	59,470	69,579,900
9.13%, 03/01/17[a]	29,550	33,982,500
11.50%, 11/15/21[a]	22,520	29,388,600
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)[b]	7,250	7,313,438
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 05/15/14)[a,b]	17,200	17,802,000
tw telecom holdings Inc.
5.38%, 10/01/22 (Call 10/01/17)[b]	6,400	6,064,000
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[b]	20,250	21,186,563

Security	Principal (000s)	Value

UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	$11,520	$12,441,600
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	15,450	16,145,250
Virgin Media Finance PLC
5.38%, 04/15/21 (Call 04/15/17)[b]	23,550	22,961,250
6.38%, 04/15/23 (Call 04/15/18)[a,b]	13,100	13,001,750
8.38%, 10/15/19 (Call 10/15/14)[a]	12,550	13,601,644
West Corp.
7.88%, 01/15/19 (Call 11/15/14)[a]	12,550	13,459,875
8.63%, 10/01/18 (Call 10/01/14)	11,840	12,846,400
Wind Acquisition Finance SA
6.50%, 04/30/20 (Call 04/30/16)[a,b]	14,125	14,089,688
7.25%, 02/15/18 (Call 11/15/13)[a,b]	29,100	29,536,500
7.25%, 02/15/18 (Call 11/15/13)[b]	5,400	5,481,000
11.75%, 07/15/17 (Call 11/04/13)[b]	43,635	45,707,662
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)[a]	15,000	13,537,500
7.50%, 06/01/22 (Call 06/01/17)	10,650	10,543,500
7.50%, 04/01/23 (Call 04/01/16)	12,450	12,169,875
7.75%, 10/15/20 (Call 10/15/15)[a]	16,115	16,477,588
7.75%, 10/01/21 (Call 10/01/16)[a]	7,150	7,293,000
7.75%, 10/01/21 (Call 10/01/16)[b]	7,000	7,105,000
7.88%, 11/01/17[a]	24,375	26,995,313

		1,856,992,018

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2013

Security	Principal or Shares (000s)		Value

TRANSPORTATION — 0.31%
CEVA Group PLC
8.38%, 12/01/17 (Call 12/01/13)[b]	$14,700		$14,553,000
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	29,025		29,601,881

			44,154,881
TRUCKING & LEASING — 0.08%
Aviation Capital Group Corp.
6.75%, 04/06/21[b]	9,790		10,328,450
7.13%, 10/15/20[a,b]	1,015		1,108,888

			11,437,338

TOTAL CORPORATE BONDS & NOTES
(Cost: $13,942,700,900)			13,960,885,872

PREFERRED STOCKS — 0.00%
CEVA Group PLC Series Ad	0	[e]	2

			2

TOTAL PREFERRED STOCKS
(Cost: $3)			2

SHORT-TERM INVESTMENTS — 18.13%

MONEY MARKET FUNDS — 18.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[f,g,h]	2,250,239		2,250,238,729
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[f,g,h]	208,638		208,638,093
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	141,874		141,873,999

			2,600,750,821

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,600,750,821)			2,600,750,821

Value

TOTAL INVESTMENTS IN SECURITIES — 115.47%
(Cost: $16,543,451,724)	$16,561,636,695
Other Assets, Less Liabilities — (15.47)%	(2,218,411,609)

NET ASSETS — 100.00%	$14,343,225,086

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Rounds to less than 1.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.37%

ADVERTISING — 0.12%
Omnicom Group Inc.
3.63%, 05/01/22	$4,308	$4,156,177
4.45%, 08/15/20	15,455	16,190,656

		20,346,833
AEROSPACE & DEFENSE — 1.63%
Boeing Co. (The)
4.88%, 02/15/20[a]	11,103	12,480,279
General Dynamics Corp.
1.00%, 11/15/17	9,100	8,762,430
2.25%, 11/15/22 (Call 08/15/22)	15,685	14,081,367
L-3 Communications Corp.
4.75%, 07/15/20	7,023	7,280,975
5.20%, 10/15/19[a]	9,715	10,410,571
Lockheed Martin Corp.
3.35%, 09/15/21[a]	25,354	24,988,471
4.07%, 12/15/42	8,000	7,084,838
4.25%, 11/15/19[a]	3,172	3,413,893
Northrop Grumman Corp.
1.75%, 06/01/18	3,000	2,915,498
3.25%, 08/01/23	15,000	14,174,558
4.75%, 06/01/43	5,000	4,794,479
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	5,100	4,635,718
3.13%, 10/15/20	19,895	19,922,376
United Technologies Corp.
1.80%, 06/01/17[a]	11,439	11,521,177
3.10%, 06/01/22[a]	36,104	35,216,094
4.50%, 04/15/20[a]	23,075	25,273,496
4.50%, 06/01/42	45,764	44,913,087
5.38%, 12/15/17	9,888	11,278,431
5.70%, 04/15/40	5,140	5,976,764
6.13%, 02/01/19	5,338	6,300,262
6.13%, 07/15/38	10,500	12,743,142

		288,167,906
AGRICULTURE — 1.83%
Altria Group Inc.
2.85%, 08/09/22	3,089	2,780,630
4.25%, 08/09/42	16,808	13,875,922
4.75%, 05/05/21	20,584	21,715,391

Security	Principal (000s)	Value

9.25%, 08/06/19	$15,458	$20,246,196
9.70%, 11/10/18[a]	28,404	37,262,080
9.95%, 11/10/38	19,260	28,729,942
10.20%, 02/06/39	16,737	25,604,361
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	9,655	10,249,659
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	18,773	21,245,485
8.13%, 06/23/19	953	1,144,687
Philip Morris International Inc.
1.13%, 08/21/17[a]	13,000	12,659,764
2.50%, 08/22/22	10,100	9,213,917
2.90%, 11/15/21[a]	12,395	11,875,250
3.88%, 08/21/42	3,625	3,086,641
4.13%, 03/04/43[a]	14,798	13,102,704
4.38%, 11/15/41	6,949	6,439,379
4.50%, 03/26/20	17,364	18,928,542
5.65%, 05/16/18[a]	19,987	23,025,844
6.38%, 05/16/38	16,020	19,039,064
Reynolds American Inc.
3.25%, 11/01/22	9,981	9,149,016
4.75%, 11/01/42	14,105	12,494,887

		321,869,361
AUTO MANUFACTURERS — 0.33%
Daimler Finance North America LLC
8.50%, 01/18/31	11,540	16,618,753
Ford Motor Co.
4.75%, 01/15/43[a]	11,138	9,777,012
7.45%, 07/16/31[a]	26,275	31,427,722

		57,823,487
BANKS — 23.25%
American Express Bank FSB
6.00%, 09/13/17	10,940	12,545,735
Australia and New Zealand Banking Group Ltd.
1.88%, 10/06/17[a]	12,500	12,384,230
Bank of America Corp.
2.00%, 01/11/18	5,505	5,344,120
3.30%, 01/11/23[a]	22,500	20,819,104
3.88%, 03/22/17	23,339	24,606,548
4.10%, 07/24/23	15,000	14,778,093
5.00%, 05/13/21	28,660	30,303,161

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.42%, 03/15/17	$780	$842,459
5.63%, 10/14/16[a]	2,100	2,325,404
5.63%, 07/01/20[a]	31,320	34,465,875
5.65%, 05/01/18	33,180	36,899,919
5.70%, 01/24/22	22,480	24,815,661
5.75%, 12/01/17	37,050	41,456,645
5.88%, 01/05/21	14,015	15,644,025
5.88%, 02/07/42	7,871	8,760,222
6.00%, 09/01/17	15,815	17,754,522
6.50%, 08/01/16	25,400	28,637,314
7.63%, 06/01/19	14,430	17,373,654
Series 1
3.75%, 07/12/16	15,500	16,314,092
Bank of America N.A.
5.30%, 03/15/17[a]	20,500	22,328,422
6.00%, 10/15/36	6,895	7,799,099
Bank of Montreal
1.40%, 09/11/17[a]	9,000	8,786,250
1.45%, 04/09/18 (Call 03/09/18)[a]	11,100	10,727,024
2.50%, 01/11/17[a]	13,755	14,084,028
2.55%, 11/06/22 (Call 10/06/22)	15,000	13,755,432
Bank of New York Mellon Corp. (The)
3.55%, 09/23/21 (Call 08/23/21)	15,920	16,122,986
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)[a]	3,000	2,910,898
1.45%, 04/25/18[a]	17,000	16,466,737
2.55%, 01/12/17[a]	23,321	23,909,743
4.38%, 01/13/21	2,916	3,122,779
Barclays Bank PLC
5.00%, 09/22/16[a]	11,737	12,900,417
5.13%, 01/08/20[a]	24,805	27,308,112
5.14%, 10/14/20[a]	17,299	17,890,024
6.75%, 05/22/19	19,614	23,276,104
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	14,648	14,392,964
2.15%, 03/22/17 (Call 02/22/17)	2,835	2,853,300

Security	Principal (000s)	Value

BNP Paribas SA
2.38%, 09/14/17[a]	$19,500	$19,559,235
2.70%, 08/20/18	7,000	6,976,963
3.25%, 03/03/23[a]	17,875	16,401,047
5.00%, 01/15/21[a]	33,270	35,518,127
Capital One Financial Corp.
4.75%, 07/15/21	15,900	16,721,661
6.15%, 09/01/16	297	329,406
6.75%, 09/15/17[a]	5,967	6,934,387
Citigroup Inc.
1.75%, 05/01/18[a]	25,250	24,308,819
3.38%, 03/01/23[a]	16,500	15,578,595
3.50%, 05/15/23[a]	15,000	13,502,804
4.05%, 07/30/22	15,000	14,446,199
4.45%, 01/10/17[a]	44,338	47,761,231
4.50%, 01/14/22	34,011	35,357,686
5.38%, 08/09/20[a]	33,012	36,637,751
5.50%, 02/15/17[a]	21,270	23,113,388
5.88%, 02/22/33	5,550	5,470,639
5.88%, 05/29/37	1,450	1,602,086
5.88%, 01/30/42	22,758	25,398,212
6.00%, 08/15/17[a]	14,855	16,806,391
6.13%, 11/21/17[a]	34,854	39,858,128
6.13%, 05/15/18[a]	25,275	28,971,641
6.13%, 08/25/36	19,610	19,725,830
6.63%, 06/15/32[a]	7,250	7,697,585
6.88%, 03/05/38	30,550	37,634,597
8.13%, 07/15/39	22,705	31,249,232
8.50%, 05/22/19	36,784	46,574,882
Commonwealth Bank of Australia/New York
1.90%, 09/18/17[a]	10,675	10,593,316
Credit Suisse New York
4.38%, 08/05/20[a]	11,880	12,682,136
5.30%, 08/13/19	10,052	11,231,749
5.40%, 01/14/20	20,070	21,777,403
6.00%, 02/15/18[a]	19,708	22,063,106
Deutsche Bank AG London
6.00%, 09/01/17	31,734	36,301,303
Discover Bank
2.00%, 02/21/18	7,000	6,777,701
Fifth Third Bancorp
8.25%, 03/01/38	14,138	18,236,352

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	$35,400	$34,756,824
2.90%, 07/19/18[a]	5,000	4,995,744
3.63%, 01/22/23[a]	29,220	27,610,758
5.25%, 07/27/21	38,045	40,567,798
5.38%, 03/15/20[a]	35,582	38,703,367
5.63%, 01/15/17	8,710	9,488,003
5.75%, 10/01/16	9,290	10,320,944
5.75%, 01/24/22	38,600	42,354,676
5.95%, 01/18/18	23,602	26,394,081
5.95%, 01/15/27[a]	5,000	5,162,956
6.00%, 06/15/20	24,100	27,070,301
6.13%, 02/15/33	14,080	15,249,883
6.15%, 04/01/18[a]	39,686	44,845,367
6.25%, 09/01/17	37,520	42,404,140
6.25%, 02/01/41[a]	29,832	33,265,046
6.45%, 05/01/36[a]	4,000	4,014,380
6.75%, 10/01/37	53,118	54,943,405
7.50%, 02/15/19	17,300	20,609,907
HSBC Bank (USA) N.A.
4.88%, 08/24/20	28,260	30,097,335
5.63%, 08/15/35[a]	1,493	1,538,961
5.88%, 11/01/34	500	532,204
HSBC Holdings PLC
4.00%, 03/30/22	13,277	13,394,693
4.88%, 01/14/22	14,000	15,000,257
5.10%, 04/05/21[a]	48,730	53,361,475
6.10%, 01/14/42[a]	19,000	22,695,228
6.50%, 05/02/36	14,425	16,296,068
6.50%, 09/15/37	28,743	32,659,875
6.80%, 06/01/38	17,790	20,858,531
HSBC USA Inc.
1.63%, 01/16/18	11,795	11,433,802
5.00%, 09/27/20[a]	3,000	3,172,061
Intesa Sanpaolo SpA
3.88%, 01/16/18	13,340	13,017,172
J.P. Morgan Chase & Co.
1.63%, 05/15/18[a]	5,000	4,785,312
1.80%, 01/25/18[a]	26,263	25,514,625
2.00%, 08/15/17[a]	20,454	20,351,820
3.15%, 07/05/16	16,400	17,100,284
3.20%, 01/25/23[a]	10,500	9,815,328
3.25%, 09/23/22[a]	10,700	10,044,316

Security	Principal (000s)	Value

3.38%, 05/01/23[a]	$16,050	$14,641,986
4.25%, 10/15/20	36,390	37,949,544
4.35%, 08/15/21	36,770	38,144,088
4.40%, 07/22/20[a]	15,127	15,894,883
4.50%, 01/24/22[a]	54,713	56,800,055
4.63%, 05/10/21[a]	22,250	23,508,694
4.95%, 03/25/20[a]	1,525	1,660,017
5.40%, 01/06/42[a]	12,200	13,002,451
5.50%, 10/15/40	6,950	7,473,527
5.60%, 07/15/41	21,415	23,242,802
5.63%, 08/16/43	7,000	7,042,123
6.00%, 01/15/18[a]	51,420	58,822,783
6.13%, 06/27/17	3,780	4,254,483
6.30%, 04/23/19[a]	16,790	19,492,701
6.40%, 05/15/38	18,220	21,620,453
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	46,480	52,830,009
KeyBank N.A.
1.65%, 02/01/18	9,000	8,751,880
KeyCorp
5.10%, 03/24/21[a]	16,851	18,419,752
Lloyds TSB Bank PLC
6.38%, 01/21/21	9,533	10,995,825
Morgan Stanley
2.13%, 04/25/18[a]	450	435,599
3.75%, 02/25/23[a]	30,000	28,460,313
4.10%, 05/22/23[a]	30,500	28,013,021
4.75%, 03/22/17[a]	24,500	26,304,543
4.88%, 11/01/22[a]	7,195	7,081,600
5.45%, 01/09/17	9,550	10,415,891
5.50%, 01/26/20	33,938	37,053,766
5.50%, 07/24/20[a]	22,615	24,684,144
5.50%, 07/28/21[a]	31,570	34,199,705
5.63%, 09/23/19[a]	46,192	50,861,799
5.75%, 10/18/16	16,115	17,852,564
5.75%, 01/25/21[a]	34,670	38,159,130
5.95%, 12/28/17	29,585	33,113,067
6.25%, 08/28/17[a]	24,736	27,883,649
6.38%, 07/24/42	25,400	28,309,923
6.63%, 04/01/18[a]	37,305	42,567,269
7.25%, 04/01/32	1,962	2,378,018
7.30%, 05/13/19	40,305	47,600,785
Series F
5.55%, 04/27/17[a]	15,730	17,309,695

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

National Australia Bank Ltd. New York
2.30%, 07/25/18	$7,000	$6,953,491
2.75%, 03/09/17	11,500	11,821,630
3.00%, 01/20/23	7,700	7,108,910
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[a,b]	14,250	12,820,430
2.95%, 01/30/23 (Call 12/30/22)[b]	5,000	4,573,375
3.80%, 07/25/23 (Call 06/25/23)[b]	10,000	9,694,457
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	14,654	15,205,921
3.30%, 03/08/22 (Call 02/06/22)[a,b]	24,738	23,971,120
4.38%, 08/11/20[b]	3,358	3,554,097
5.13%, 02/08/20[b]	3,769	4,163,004
Rabobank Nederland
1.70%, 03/19/18[a]	18,400	17,970,848
3.38%, 01/19/17[a]	36,699	38,600,438
3.88%, 02/08/22	27,810	27,632,739
3.95%, 11/09/22	15,000	14,291,028
4.50%, 01/11/21	11,965	12,541,651
5.25%, 05/24/41[a]	25,005	25,883,136
Royal Bank of Canada
1.50%, 01/16/18[a]	10,000	9,740,414
2.20%, 07/27/18	20,000	19,940,484
2.30%, 07/20/16	4,080	4,200,135
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	17,531	18,963,930
6.13%, 01/11/21	10,080	11,209,409
6.40%, 10/21/19	17,512	19,619,380
Societe Generale
2.75%, 10/12/17[a]	6,500	6,600,180
State Street Corp.
3.10%, 05/15/23	8,000	7,421,798
4.38%, 03/07/21	8,915	9,496,602
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	12,250	11,812,295
1.80%, 07/18/17[a]	15,000	14,801,452
3.20%, 07/18/22	13,500	12,786,630

Security	Principal (000s)	Value

Svenska Handelsbanken AB
1.63%, 03/21/18[a]	$12,450	$12,087,005
2.88%, 04/04/17	11,186	11,524,706
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	15,000	14,523,844
2.38%, 10/19/16[a]	21,318	21,956,892
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	17,000	16,959,870
2.20%, 11/15/16 (Call 10/14/16)	4,569	4,694,293
2.95%, 07/15/22 (Call 06/15/22)	21,387	20,007,335
3.00%, 03/15/22 (Call 02/15/22)[a]	18,087	17,455,820
4.13%, 05/24/21 (Call 04/23/21)[a]	10,649	11,190,233
UBS AG Stamford
4.88%, 08/04/20[a]	17,325	18,993,394
5.75%, 04/25/18[a]	10,136	11,633,278
5.88%, 12/20/17[a]	49,498	56,837,737
Wachovia Bank N.A./Wells Fargo & Co.
5.85%, 02/01/37	15,500	17,268,266
6.00%, 11/15/17[a]	10,736	12,268,616
6.60%, 01/15/38	27,604	33,691,212
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	21,178	21,905,373
5.63%, 10/15/16	16,977	18,924,936
5.75%, 06/15/17	24,570	27,919,906
5.75%, 02/01/18	32,970	37,760,864
Wells Fargo & Co.
1.50%, 01/16/18[a]	27,751	27,023,438
2.10%, 05/08/17[a]	11,800	11,940,951
2.63%, 12/15/16[a]	9,500	9,853,161
3.50%, 03/08/22	17,000	16,879,710
4.13%, 08/15/23	15,000	14,707,618
4.60%, 04/01/21	50,880	54,800,502
5.13%, 09/15/16[a]	1,590	1,746,380
5.38%, 02/07/35	550	589,737
5.63%, 12/11/17	36,798	41,908,190
Series M
3.45%, 02/13/23	32,000	29,922,371

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Wells Fargo Bank N.A.
5.95%, 08/26/36	$200	$227,360
Westpac Banking Corp.
1.60%, 01/12/18[a]	3,500	3,418,623
2.00%, 08/14/17	11,500	11,514,520
2.25%, 07/30/18	5,000	4,961,572
4.88%, 11/19/19	35,780	39,726,137

		4,100,366,988
BEVERAGES — 3.07%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	12,600	12,255,555
4.00%, 01/17/43	12,380	11,273,679
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	31,250	30,930,566
2.50%, 07/15/22[a]	34,698	31,898,083
2.63%, 01/17/23[a]	6,500	6,016,171
3.75%, 07/15/42[a]	10,870	9,523,520
5.00%, 04/15/20[a]	16,402	18,282,383
5.38%, 01/15/20	29,988	34,151,861
6.88%, 11/15/19	18,184	22,285,125
7.75%, 01/15/19	18,815	23,497,145
8.20%, 01/15/39	9,980	14,738,744
Bottling Group LLC
5.13%, 01/15/19	24,087	27,164,044
Coca-Cola Co. (The)
1.15%, 04/01/18[a]	17,000	16,458,400
1.65%, 03/14/18	6,014	5,961,322
1.80%, 09/01/16	34,782	35,525,364
3.15%, 11/15/20	9,327	9,475,825
3.30%, 09/01/21	31,553	32,073,135
5.35%, 11/15/17[a]	3,800	4,333,002
Diageo Capital PLC
1.50%, 05/11/17[a]	16,125	15,979,907
2.63%, 04/29/23 (Call 01/29/23)	6,520	5,972,060
5.75%, 10/23/17	8,797	10,075,077
Diageo Investment Corp.
2.88%, 05/11/22	17,604	16,663,867
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	16,185	20,461,946

Security	Principal (000s)	Value

PepsiCo Inc.
1.25%, 08/13/17[a]	$9,250	$9,041,488
2.25%, 01/07/19 (Call 12/07/18)	3,000	2,980,290
2.75%, 03/05/22	10,179	9,593,976
2.75%, 03/01/23	15,075	13,915,164
3.00%, 08/25/21[a]	4,961	4,823,265
3.13%, 11/01/20[a]	16,150	16,262,276
4.00%, 03/05/42	5,200	4,693,201
4.50%, 01/15/20[a]	10,704	11,658,862
4.88%, 11/01/40	5,785	5,822,102
5.00%, 06/01/18[a]	6,635	7,472,007
5.50%, 01/15/40	19,285	21,176,718
7.90%, 11/01/18	14,854	18,825,762

		541,261,892
BIOTECHNOLOGY — 1.31%
Amgen Inc.
2.13%, 05/15/17	28,191	28,389,467
2.50%, 11/15/16	12,604	13,022,591
3.45%, 10/01/20[a]	8,500	8,467,299
3.63%, 05/15/22 (Call 02/15/22)[a]	13,450	13,172,555
3.88%, 11/15/21 (Call 08/15/21)[a]	26,050	26,084,274
4.10%, 06/15/21 (Call 03/15/21)[a]	14,945	15,329,985
5.15%, 11/15/41 (Call 05/15/41)	26,532	25,747,247
5.38%, 05/15/43 (Call 11/15/42)	7,950	7,962,332
5.65%, 06/15/42 (Call 12/15/41)	11,100	11,410,279
5.70%, 02/01/19	933	1,066,666
5.85%, 06/01/17[a]	2,731	3,097,978
6.38%, 06/01/37	11,339	12,811,308
6.40%, 02/01/39	12,173	13,639,094
Celgene Corp.
3.25%, 08/15/22[a]	13,900	13,095,785
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	21,326	22,650,266
4.50%, 04/01/21 (Call 01/01/21)	1,726	1,849,302

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.65%, 12/01/41 (Call 06/01/41)	$12,680	$14,012,780

		231,809,208
CHEMICALS — 2.12%
CF Holdings Industries Inc.
3.45%, 06/01/23	10,000	9,237,500
4.95%, 06/01/43	10,000	9,151,549
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	21,800	20,041,854
4.13%, 11/15/21 (Call 08/15/21)[a]	33,116	33,674,051
4.25%, 11/15/20 (Call 08/15/20)	12,511	13,049,599
4.38%, 11/15/42 (Call 05/15/42)	17,250	15,234,764
5.25%, 11/15/41 (Call 05/15/41)	11,455	11,526,486
5.70%, 05/15/18[a]	3,090	3,528,112
7.38%, 11/01/29	8,235	10,528,526
8.55%, 05/15/19[a]	21,803	27,751,567
9.40%, 05/15/39	8,509	12,468,990
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	11,800	10,950,159
3.63%, 01/15/21	18,700	19,102,787
4.15%, 02/15/43	6,000	5,447,948
4.63%, 01/15/20[a]	13,623	14,845,935
6.00%, 07/15/18	13,339	15,697,559
Eastman Chemical Co.
2.40%, 06/01/17	18,400	18,516,671
3.60%, 08/15/22 (Call 05/15/22)	2,538	2,454,435
Ecolab Inc.
3.00%, 12/08/16	6,464	6,754,094
4.35%, 12/08/21[a]	9,488	9,881,980
5.50%, 12/08/41	13,998	15,093,542
LYB International Finance BV
4.00%, 07/15/23	6,250	6,137,812
5.25%, 07/15/43[a]	10,000	9,849,600
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	33,500	36,413,103

Security	Principal (000s)	Value

5.75%, 04/15/24 (Call 01/15/24)	$16,500	$18,205,851
6.00%, 11/15/21 (Call 08/17/21)	700	788,900
Rohm and Haas Co.
6.00%, 09/15/17	4,069	4,640,932
7.85%, 07/15/29[a]	10,075	13,210,666

		374,184,972
COMMERCIAL SERVICES — 0.03%
ADT Corp. (The)
2.25%, 07/15/17	1,325	1,246,817
3.50%, 07/15/22	3,750	3,129,842
4.88%, 07/15/42	777	566,168

		4,942,827
COMPUTERS — 2.51%
Apple Inc.
1.00%, 05/03/18[a]	52,750	50,421,462
2.40%, 05/03/23[a]	61,000	55,052,000
3.85%, 05/04/43	26,975	23,017,126
EMC Corp.
1.88%, 06/01/18	500	494,383
2.65%, 06/01/20	28,425	27,856,602
3.38%, 06/01/23 (Call 03/01/23)[a]	17,000	16,528,697
Hewlett-Packard Co.
2.60%, 09/15/17[a]	21,600	21,678,021
3.00%, 09/15/16[a]	5,532	5,688,926
3.30%, 12/09/16[a]	12,638	13,112,826
3.75%, 12/01/20[a]	20,834	20,100,722
4.30%, 06/01/21[a]	10,010	9,648,704
4.38%, 09/15/21[a]	5,173	4,971,924
4.65%, 12/09/21[a]	21,597	21,210,809
5.50%, 03/01/18[a]	18,030	20,027,531
6.00%, 09/15/41	8,935	8,195,467
International Business Machines Corp.
1.25%, 02/06/17[a]	13,777	13,661,717
1.25%, 02/08/18[a]	1,500	1,460,663
1.63%, 05/15/20	1,000	931,086
1.88%, 08/01/22	3,500	3,094,125
3.38%, 08/01/23	17,000	16,739,123
4.00%, 06/20/42	15,950	14,711,773

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.70%, 09/14/17	$37,640	$43,260,902
7.63%, 10/15/18	28,198	35,516,165
8.38%, 11/01/19[a]	12,123	16,060,074

		443,440,828
COSMETICS & PERSONAL CARE — 0.29%
Procter & Gamble Co. (The)
2.30%, 02/06/22[a]	18,525	17,400,833
3.10%, 08/15/23	9,500	9,284,005
4.70%, 02/15/19	4,122	4,627,946
5.55%, 03/05/37	16,925	19,744,950

		51,057,734
DIVERSIFIED FINANCIAL SERVICES — 6.96%
American Express Co.
2.65%, 12/02/22	19,700	18,070,702
4.05%, 12/03/42[a]	11,200	9,804,704
6.15%, 08/28/17	18,615	21,453,810
7.00%, 03/19/18	27,300	32,739,211
American Express Credit Corp.
2.13%, 07/27/18	7,000	6,956,115
2.38%, 03/24/17	9,250	9,476,935
2.80%, 09/19/16[a]	28,676	29,909,805
Associates Corp. of North America
6.95%, 11/01/18	442	517,582
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17[a]	2,308	2,538,800
6.40%, 10/02/17[a]	24,930	28,766,366
7.25%, 02/01/18[a]	16,531	19,639,220
Capital One Bank (USA) N.A.
3.38%, 02/15/23	6,000	5,576,284
8.80%, 07/15/19	7,340	9,297,239
Caterpillar Financial Services Corp.
2.05%, 08/01/16[a]	18,500	18,958,857
5.45%, 04/15/18[a]	500	571,375
7.15%, 02/15/19	6,050	7,436,852
Ford Motor Credit Co. LLC
2.38%, 01/16/18	20,000	19,451,356
3.00%, 06/12/17[a]	3,904	3,932,890
4.25%, 02/03/17	15,908	16,679,077
4.25%, 09/20/22[a]	20,000	19,527,094
4.38%, 08/06/23	8,880	8,651,606

Security	Principal (000s)	Value

5.00%, 05/15/18	$8,521	$9,148,495
5.75%, 02/01/21	19,632	21,246,975
5.88%, 08/02/21	23,858	25,942,977
6.63%, 08/15/17	7,308	8,251,191
8.00%, 12/15/16[a]	20,123	23,376,839
8.13%, 01/15/20	20,708	25,149,642
General Electric Capital Corp.
2.30%, 04/27/17[a]	15,500	15,695,968
2.90%, 01/09/17[a]	27,150	28,066,285
3.10%, 01/09/23	10,000	9,264,492
3.15%, 09/07/22[a]	22,300	20,787,224
3.35%, 10/17/16	21,310	22,492,375
4.38%, 09/16/20	780	821,533
4.63%, 01/07/21	31,420	33,255,242
4.65%, 10/17/21	27,520	28,950,757
5.30%, 02/11/21[a]	24,305	26,232,275
5.38%, 10/20/16[a]	1,281	1,430,905
5.40%, 02/15/17[a]	12,000	13,383,522
5.50%, 01/08/20[a]	20,735	23,330,184
5.63%, 09/15/17	9,400	10,654,994
5.63%, 05/01/18	28,231	32,189,268
5.88%, 01/14/38	39,787	43,272,226
6.00%, 08/07/19	23,660	27,333,982
6.15%, 08/07/37	7,850	8,813,575
6.88%, 01/10/39	33,514	40,811,365
Series A
5.55%, 05/04/20	390	438,873
6.75%, 03/15/32	47,075	56,389,259
Goldman Sachs Capital I
6.35%, 02/15/34[a]	23,450	22,441,650
HSBC Finance Corp.
6.68%, 01/15/21	36,757	42,135,589
Jefferies Group LLC
5.13%, 04/13/18[a]	28,944	30,682,461
6.88%, 04/15/21[a]	432	478,260
Merrill Lynch & Co. Inc.
5.70%, 05/02/17[a]	5,000	5,428,635
6.11%, 01/29/37	16,940	17,291,312
6.40%, 08/28/17	13,610	15,489,036
6.88%, 04/25/18[a]	61,865	71,875,543
6.88%, 11/15/18[a]	1,213	1,424,375
7.75%, 05/14/38[a]	27,074	32,573,580
Murray Street Investment Trust I
4.65%, 03/09/17[c]	16,150	17,128,126

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Nomura Holdings Inc.
6.70%, 03/04/20[a]	$25,998	$29,127,587
Toyota Motor Credit Corp.
1.25%, 10/05/17[a]	9,500	9,266,300
1.75%, 05/22/17[a]	2,100	2,097,417
2.00%, 09/15/16	15,831	16,171,841
2.05%, 01/12/17[a]	11,753	11,902,704
3.30%, 01/12/22	23,564	23,143,915
3.40%, 09/15/21[a]	22,439	22,330,844
4.25%, 01/11/21	5,000	5,304,053
Series B
4.50%, 06/17/20	4,304	4,650,896

		1,227,630,427
ELECTRIC — 1.14%
Duke Energy Carolinas LLC
5.30%, 02/15/40	10,920	12,000,781
Duke Energy Florida Inc.
6.40%, 06/15/38	10,668	13,122,006
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	9,280	9,009,164
6.25%, 10/01/39	14,670	15,487,473
Georgia Power Co.
4.30%, 03/15/42	17,535	16,028,431
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	18,850	21,519,454
6.50%, 09/15/37[a]	11,050	13,078,272
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	3,000	2,713,937
6.40%, 03/15/18[a]	7,138	8,243,837
Oncor Electric Delivery Co.
7.00%, 09/01/22	6,770	8,299,090
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	169	169,978
5.40%, 01/15/40	17,325	18,200,524
5.80%, 03/01/37	5,100	5,649,773
6.05%, 03/01/34	35,650	40,428,366
8.25%, 10/15/18[a]	13,705	17,410,337

		201,361,423

Security	Principal (000s)	Value

ELECTRONICS — 0.60%
Honeywell International Inc.
4.25%, 03/01/21	$11,950	$12,907,378
5.00%, 02/15/19	11,287	12,772,422
5.30%, 03/01/18	7,983	9,093,077
Koninklijke Philips Electronics NV
3.75%, 03/15/22	12,004	11,816,231
5.75%, 03/11/18[a]	9,507	10,951,392
6.88%, 03/11/38	13,082	16,016,409
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)[a]	8,575	7,851,211
3.60%, 08/15/21 (Call 05/15/21)[a]	20,346	19,813,330
4.50%, 03/01/21[a]	4,192	4,331,000

		105,552,450
ENGINEERING & CONSTRUCTION — 0.12%
ABB Finance (USA) Inc.
2.88%, 05/08/22	12,279	11,688,270
4.38%, 05/08/42	10,575	9,970,193

		21,658,463
ENVIRONMENTAL CONTROL — 0.11%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)[a]	5,304	5,106,342
5.00%, 03/01/20[a]	13,621	14,733,032

		19,839,374
FOOD — 2.06%
ConAgra Foods Inc.
1.90%, 01/25/18	9,555	9,387,093
3.20%, 01/25/23 (Call 10/25/22)	17,250	16,174,759
4.65%, 01/25/43 (Call 07/25/42)[a]	12,000	11,032,570
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)[a]	22,854	22,334,817
5.65%, 02/15/19	1,600	1,837,196
5.70%, 02/15/17[a]	13,955	15,712,857
Kellogg Co.
4.00%, 12/15/20[a]	2,987	3,120,755
Series B
7.45%, 04/01/31	15,310	19,557,443

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Kraft Foods Group Inc.
2.25%, 06/05/17[a]	$15,200	$15,414,930
3.50%, 06/06/22	35,312	34,749,582
5.00%, 06/04/42	29,551	29,204,068
5.38%, 02/10/20	5,650	6,342,375
6.50%, 02/09/40[a]	5,000	5,880,875
6.88%, 01/26/39	5,975	7,371,956
Kroger Co. (The)
6.15%, 01/15/20	11,247	12,984,949
Mondelez International Inc.
5.38%, 02/10/20	28,191	31,460,493
6.13%, 02/01/18[a]	16,955	19,515,505
6.13%, 08/23/18[a]	8,018	9,277,585
6.50%, 08/11/17	17,483	20,263,472
6.50%, 02/09/40	30,608	36,079,474
Unilever Capital Corp.
4.25%, 02/10/21	25,531	27,378,982
4.80%, 02/15/19	4,814	5,397,603
5.90%, 11/15/32	1,520	1,860,259

		362,339,598
FOREST PRODUCTS & PAPER — 0.40%
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	6,500	6,827,583
7.30%, 11/15/39	13,500	16,618,115
7.50%, 08/15/21[a]	10,574	13,018,490
7.95%, 06/15/18[a]	25,996	32,132,816
9.38%, 05/15/19	1,309	1,722,547

		70,319,551
GAS — 0.07%
Sempra Energy
6.00%, 10/15/39	10,340	11,437,450

		11,437,450
HEALTH CARE — PRODUCTS — 0.72%
Baxter International Inc.
1.85%, 06/15/18[a]	10,000	9,911,191
3.20%, 06/15/23 (Call 03/15/23)	15,000	14,504,966
Becton, Dickinson and Co.
3.13%, 11/08/21	9,998	9,772,522
Boston Scientific Corp.
6.00%, 01/15/20[a]	9,138	10,407,469

Security	Principal (000s)	Value

Covidien International Finance SA
6.00%, 10/15/17	$14,085	$16,174,401
6.55%, 10/15/37[a]	13,450	16,769,679
Medtronic Inc.
1.38%, 04/01/18	6,000	5,816,466
2.75%, 04/01/23 (Call 01/01/23)	13,000	12,052,577
4.00%, 04/01/43 (Call 10/01/42)	8,000	7,232,867
4.45%, 03/15/20	16,716	18,047,852
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)[a]	6,968	6,535,057

		127,225,047
HEALTH CARE — SERVICES — 1.00%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)[a]	13,065	11,910,680
3.95%, 09/01/20[a]	5,483	5,645,531
6.63%, 06/15/36	12,298	14,721,012
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[a]	12,301	12,485,096
5.38%, 02/15/42 (Call 08/15/41)	10,755	11,358,860
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)[a]	14,715	13,838,817
2.88%, 03/15/23	5,000	4,631,309
4.25%, 03/15/43 (Call 09/15/42)	10,000	9,155,254
5.80%, 03/15/36	4,000	4,407,646
6.00%, 02/15/18[a]	10,334	11,975,558
6.88%, 02/15/38	18,473	23,289,136
WellPoint Inc.
3.13%, 05/15/22[a]	7,104	6,669,574
3.30%, 01/15/23	12,550	11,786,279
4.63%, 05/15/42	10,000	9,245,441
4.65%, 01/15/43	8,800	8,112,765
5.85%, 01/15/36	6,200	6,683,558
6.38%, 06/15/37[a]	9,170	10,537,829

		176,454,345

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS & WARES — 0.00%
Kimberly-Clark Corp.
6.13%, 08/01/17[a]	$665	$770,952

		770,952
INSURANCE — 2.44%
American International Group Inc.
3.38%, 08/15/20	10,000	9,863,944
3.80%, 03/22/17	17,742	18,731,418
4.88%, 09/15/16	13,943	15,204,299
4.88%, 06/01/22	20,069	21,428,757
5.45%, 05/18/17[a]	6,473	7,169,896
5.60%, 10/18/16[a]	739	821,465
5.85%, 01/16/18	35,369	39,848,353
6.25%, 05/01/36	15,100	17,230,018
6.40%, 12/15/20	22,261	25,970,052
8.25%, 08/15/18	23,975	29,634,416
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	18,875	18,910,912
3.00%, 05/15/22[a]	20,500	19,725,653
4.25%, 01/15/21[a]	4,117	4,383,883
5.40%, 05/15/18[a]	9,671	11,086,139
5.75%, 01/15/40[a]	15,050	16,848,367
Berkshire Hathaway Inc.
1.90%, 01/31/17[a]	12,265	12,409,028
4.50%, 02/11/43[a]	7,000	6,632,030
Chubb Corp. (The)
6.00%, 05/11/37	4,475	5,314,746
ING U.S. Inc.
2.90%, 02/15/18	7,100	7,010,947
MetLife Inc.
4.13%, 08/13/42	4,000	3,534,198
4.75%, 02/08/21	5,094	5,531,171
5.70%, 06/15/35	3,820	4,242,179
5.88%, 02/06/41	16,650	19,018,606
6.38%, 06/15/34	7,875	9,479,489
7.72%, 02/15/19	20,628	25,755,358
Series A
6.82%, 08/15/18	13,229	15,908,959
Prudential Financial Inc.
7.38%, 06/15/19	13,682	16,769,840
Series D
6.00%, 12/01/17	11,184	12,899,112

Security	Principal (000s)	Value

6.63%, 12/01/37	$10,025	$12,048,412
Travelers Companies Inc. (The)
5.35%, 11/01/40	6,950	7,675,829
6.25%, 06/15/37	8,140	9,970,080

		431,057,556
INTERNET — 0.37%
Amazon.com Inc.
1.20%, 11/29/17	11,555	11,187,103
2.50%, 11/29/22 (Call 08/29/22)[a]	17,415	15,753,708
eBay Inc.
1.35%, 07/15/17[a]	4,578	4,516,536
2.60%, 07/15/22 (Call 04/15/22)	20,088	18,512,816
4.00%, 07/15/42 (Call 01/15/42)	9,695	8,085,471
Google Inc.
3.63%, 05/19/21[a]	6,734	6,965,241

		65,020,875
IRON & STEEL — 0.04%
Cliffs Natural Resources Inc.
6.25%, 10/01/40[a]	8,858	7,428,686

		7,428,686
MACHINERY — 0.52%
Caterpillar Inc.
3.80%, 08/15/42[a]	13,895	11,988,192
3.90%, 05/27/21[a]	10,987	11,376,230
5.20%, 05/27/41	17,360	18,481,025
7.90%, 12/15/18	13,186	16,756,427
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[a]	13,158	12,280,328
3.90%, 06/09/42 (Call 12/09/41)	9,710	8,674,027
4.38%, 10/16/19	10,883	12,010,677

		91,566,906
MANUFACTURING — 0.86%
3M Co.
1.38%, 09/29/16[a]	9,933	10,031,489
5.70%, 03/15/37	10,300	11,998,078
Danaher Corp.
5.40%, 03/01/19	442	504,085

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Eaton Corp.
1.50%, 11/02/17[d]	$16,000	$15,615,392
2.75%, 11/02/22[d]	22,430	20,741,584
4.15%, 11/02/42[d]	2,965	2,627,430
General Electric Co.
2.70%, 10/09/22	30,750	28,692,032
4.13%, 10/09/42	21,597	19,724,978
5.25%, 12/06/17	23,068	26,085,133
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	18,400	15,979,627

		151,999,828
MEDIA — 6.67%
CBS Corp.
7.88%, 07/30/30	18,380	22,341,651
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	1,000	1,393,830
Comcast Corp.
2.85%, 01/15/23[a]	1,385	1,302,123
3.13%, 07/15/22	12,122	11,733,913
4.25%, 01/15/33	20,500	19,552,461
4.65%, 07/15/42	11,330	10,886,162
5.15%, 03/01/20	16,258	18,336,889
5.65%, 06/15/35	6,000	6,603,633
5.70%, 05/15/18[a]	8,425	9,775,489
5.88%, 02/15/18	10,350	12,040,526
6.30%, 11/15/17[a]	17,142	20,146,098
6.40%, 05/15/38[a]	725	864,158
6.40%, 03/01/40	29,800	35,722,512
6.45%, 03/15/37	14,980	17,930,729
6.50%, 01/15/17	14,966	17,342,533
6.50%, 11/15/35	2,150	2,589,920
6.55%, 07/01/39[a]	20,250	24,537,243
6.95%, 08/15/37	19,388	24,471,648
7.05%, 03/15/33	300	374,609
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	10,000	9,523,856
2.40%, 03/15/17[a]	18,638	18,530,792
3.80%, 03/15/22	33,588	31,293,123
4.60%, 02/15/21 (Call 11/15/20)	15,972	16,030,830
5.00%, 03/01/21[a]	6,211	6,355,361

Security	Principal (000s)	Value

5.15%, 03/15/42	$21,329	$18,345,813
5.20%, 03/15/20[a]	4,600	4,846,999
5.88%, 10/01/19	4,562	5,040,013
6.00%, 08/15/40 (Call 05/15/40)[a]	12,325	11,703,488
6.38%, 03/01/41	13,235	13,156,900
Discovery Communications LLC
4.88%, 04/01/43	10,000	9,295,170
5.05%, 06/01/20	17,873	19,463,309
6.35%, 06/01/40	7,800	8,613,006
Historic TW Inc.
6.63%, 05/15/29	11,830	13,469,246
NBCUniversal Media LLC
2.88%, 01/15/23	13,425	12,616,639
4.38%, 04/01/21	21,800	23,333,569
4.45%, 01/15/43	24,000	22,220,290
5.15%, 04/30/20[a]	27,924	31,514,638
5.95%, 04/01/41	30,900	35,054,765
6.40%, 04/30/40	3,425	4,080,097
News America Inc.
3.00%, 09/15/22	16,550	15,206,670
4.50%, 02/15/21	11,224	11,731,181
6.15%, 03/01/37	5,100	5,515,500
6.15%, 02/15/41[a]	15,245	16,873,407
6.20%, 12/15/34[a]	12,947	13,949,445
6.40%, 12/15/35	10,000	11,082,252
6.65%, 11/15/37	20,602	23,595,808
Thomson Reuters Corp.
6.50%, 07/15/18[a]	17,629	20,607,138
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	15,637	14,681,076
4.50%, 09/15/42 (Call 03/15/42)[a]	14,750	11,422,627
5.00%, 02/01/20[a]	18,763	18,910,136
5.50%, 09/01/41 (Call 03/01/41)	23,470	20,160,934
5.85%, 05/01/17[a]	24,573	26,731,107
5.88%, 11/15/40 (Call 05/15/40)	21,800	19,636,324
6.55%, 05/01/37	7,465	7,200,381
6.75%, 07/01/18[a]	33,717	37,582,529
6.75%, 06/15/39	16,559	16,288,962

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

7.30%, 07/01/38	$18,750	$19,646,876
8.25%, 04/01/19[a]	15,839	18,519,995
8.75%, 02/14/19[a]	9,604	11,415,851
Time Warner Entertainment Co. LP
8.38%, 03/15/23[a]	8,870	10,312,928
Time Warner Inc.
4.70%, 01/15/21	16,073	17,042,284
4.75%, 03/29/21[a]	5,660	6,020,118
4.88%, 03/15/20	17,580	18,901,661
5.88%, 11/15/16	12,042	13,618,217
6.10%, 07/15/40	12,900	13,909,954
6.25%, 03/29/41[a]	14,095	15,497,995
6.50%, 11/15/36	9,850	10,988,863
7.63%, 04/15/31	27,963	35,046,045
7.70%, 05/01/32	17,963	22,765,169
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	15,000	14,813,100
4.38%, 03/15/43	23,000	18,937,650
5.85%, 09/01/43 (Call 03/01/43)	10,000	10,163,834
6.88%, 04/30/36	5,713	6,414,379
Walt Disney Co. (The)
1.10%, 12/01/17[a]	11,000	10,723,054
1.13%, 02/15/17	17,991	17,632,959
2.75%, 08/16/21	11,250	10,921,871
5.63%, 09/15/16	7,947	9,005,900

		1,175,908,211
METAL FABRICATE & HARDWARE — 0.12%
Precision Castparts Corp.
1.25%, 01/15/18	17,875	17,263,287
2.50%, 01/15/23 (Call 10/15/22)	3,625	3,316,616

		20,579,903
MINING — 3.18%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	17,293	17,067,840
5.55%, 02/01/17[a]	5,447	5,800,501
5.72%, 02/23/19[a]	2,271	2,345,504
6.15%, 08/15/20[a]	16,499	17,253,397
6.75%, 07/15/18[a]	11,469	12,434,888

Security	Principal (000s)	Value

Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	$2,250	$1,909,777
Barrick Gold Corp.
3.85%, 04/01/22[a]	12,375	10,828,611
4.10%, 05/01/23[d]	15,000	13,122,072
5.25%, 04/01/42[a]	1,250	1,012,143
6.95%, 04/01/19[a]	12,344	13,767,393
Barrick North America Finance LLC
4.40%, 05/30/21[a]	21,297	19,801,514
5.70%, 05/30/41	16,370	13,821,500
5.75%, 05/01/43[a],d	10,000	8,504,782
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	21,604	21,479,224
1.88%, 11/21/16	5,323	5,393,519
2.88%, 02/24/22[a]	2,755	2,593,703
3.25%, 11/21/21	18,949	18,413,418
4.13%, 02/24/42[a]	17,450	15,865,406
5.40%, 03/29/17[a]	5,000	5,585,491
6.50%, 04/01/19[a]	14,856	17,593,722
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18[d]	25,711	24,138,106
3.10%, 03/15/20[d]	13,530	12,277,792
3.55%, 03/01/22 (Call 12/01/21)[a]	34,238	30,467,578
3.88%, 03/15/23 (Call 12/15/22)[d]	19,500	17,414,126
5.45%, 03/15/43 (Call 09/15/42)[d]	23,500	20,445,099
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	15,248	13,387,486
4.88%, 03/15/42 (Call 09/15/41)	14,800	11,513,078
5.13%, 10/01/19[a]	1,502	1,574,915
6.25%, 10/01/39	13,050	12,266,909
Rio Tinto Alcan Inc.
6.13%, 12/15/33	250	277,944
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20[a]	152	149,103
3.75%, 09/20/21[a]	15,518	15,140,576
4.13%, 05/20/21	15,190	15,303,977
5.20%, 11/02/40	17,752	17,091,253

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.50%, 07/15/18	$22,645	$26,265,349
7.13%, 07/15/28	3,150	3,825,133
9.00%, 05/01/19	21,196	27,028,137
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)[a]	7,450	7,263,976
2.25%, 12/14/18 (Call 11/14/18)	1,380	1,332,320
2.88%, 08/21/22 (Call 05/21/22)[a]	4,250	3,846,460
3.50%, 03/22/22 (Call 12/22/21)	43,726	41,558,887
4.13%, 08/21/42 (Call 02/21/42)	12,920	10,830,072
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	11,530	10,326,262
6.25%, 07/15/41 (Call 01/15/41)	14,060	13,280,838

		561,599,781
OFFICE & BUSINESS EQUIPMENT — 0.19%
Xerox Corp.
4.50%, 05/15/21[a]	19,521	20,065,284
6.35%, 05/15/18[a]	12,324	14,040,858

		34,106,142
OIL & GAS — 9.81%
Anadarko Petroleum Corp.
5.95%, 09/15/16[a]	30,391	34,061,148
6.20%, 03/15/40[a]	14,750	16,831,780
6.38%, 09/15/17[a]	16,018	18,522,475
6.45%, 09/15/36	18,892	21,973,045
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[a]	4,000	3,648,214
3.25%, 04/15/22 (Call 01/15/22)	13,938	13,609,466
4.75%, 04/15/43 (Call 10/15/42)	19,150	18,443,514
5.10%, 09/01/40 (Call 03/01/40)	27,200	27,271,006
6.00%, 01/15/37	11,790	13,259,507
BP Capital Markets PLC
1.38%, 11/06/17	10,000	9,738,443

Security	Principal (000s)	Value

1.38%, 05/10/18	$18,500	$17,790,987
1.85%, 05/05/17	10,585	10,587,237
2.25%, 11/01/16[a]	13,700	14,007,766
2.50%, 11/06/22	3,000	2,682,900
2.75%, 05/10/23[a]	11,000	9,954,702
3.25%, 05/06/22	21,408	20,514,805
3.56%, 11/01/21	25,050	24,724,383
4.50%, 10/01/20	15,049	16,051,129
4.74%, 03/11/21[a]	14,317	15,377,678
4.75%, 03/10/19[a]	16,387	18,041,302
Canadian Natural Resources Ltd.
5.70%, 05/15/17[a]	5,071	5,704,426
6.25%, 03/15/38[a]	17,271	19,685,318
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	12,602	11,306,935
5.70%, 10/15/19 [a]	4,992	5,680,891
6.75%, 11/15/39	16,450	19,733,892
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	22,995	22,392,340
1.72%, 06/24/18 (Call 05/24/18)[a]	29,525	29,131,184
2.36%, 12/05/22 (Call 09/05/22)	21,490	19,700,016
2.43%, 06/24/20 (Call 05/24/20)[a]	2,548	2,485,551
3.19%, 06/24/23 (Call 03/24/23)	20,000	19,514,018
4.95%, 03/03/19	26,724	30,267,672
ConocoPhillips
5.75%, 02/01/19	35,546	41,257,144
6.00%, 01/15/20[a]	9,768	11,488,424
6.50%, 02/01/39	29,570	37,521,660
ConocoPhillips Canada Funding Co.
5.63%, 10/15/16	19,000	21,545,685
ConocoPhillips Co.
1.05%, 12/15/17 (Call 09/15/17)	10,190	9,840,054
2.40%, 12/15/22 (Call 09/15/22)	16,000	14,673,042

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

ConocoPhillips Holding Co.
6.95%, 04/15/29	$4,170	$5,332,929
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)[a]	6,005	5,937,184
3.25%, 05/15/22 (Call 02/15/22)	13,244	12,614,005
4.75%, 05/15/42 (Call 11/15/41)[a]	18,175	16,845,971
5.60%, 07/15/41 (Call 01/15/41)[a]	7,850	8,143,460
7.95%, 04/15/32	15,360	20,170,394
Devon Financing Corp. ULC
7.88%, 09/30/31	9,710	12,613,104
Encana Corp.
6.50%, 08/15/34[a]	12,190	13,345,486
6.50%, 02/01/38	4,400	4,827,544
Ensco PLC
4.70%, 03/15/21[a]	23,297	24,600,945
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	24,100	21,992,197
4.10%, 02/01/21	4,821	5,055,041
5.63%, 06/01/19	3,004	3,489,851
Hess Corp.
5.60%, 02/15/41 [a]	6,975	7,199,894
6.00%, 01/15/40	8,300	8,978,188
7.30%, 08/15/31	10,132	12,321,634
8.13%, 02/15/19	13,462	16,802,800
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	9,114	8,420,348
5.90%, 03/15/18	8,563	9,746,549
6.60%, 10/01/37	8,060	9,543,777
Marathon Petroleum Corp.
5.13%, 03/01/21	4,824	5,165,951
6.50%, 03/01/41 (Call 09/01/40)	14,326	15,813,304
Nabors Industries Inc.
6.15%, 02/15/18	13,000	14,426,290
9.25%, 01/15/19	6,127	7,519,560
Nexen Inc.
5.88%, 03/10/35	9,150	9,407,469
6.40%, 05/15/37	14,554	15,728,652

Security	Principal (000s)	Value

Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	$14,852	$15,255,051
6.00%, 03/01/41 (Call 09/01/40)	11,115	12,563,516
8.25%, 03/01/19	9,342	11,627,500
Occidental Petroleum Corp.
1.75%, 02/15/17 [a]	9,350	9,349,127
2.70%, 02/15/23 (Call 11/15/22)[a]	6,855	6,237,588
3.13%, 02/15/22 (Call 11/15/21)[a]	16,446	15,696,895
Series 1
4.10%, 02/01/21 (Call 11/01/20)[a]	20,110	20,748,054
Petro-Canada
6.80%, 05/15/38	15,415	18,432,142
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	18,438	20,039,801
Phillips 66
2.95%, 05/01/17[a]	24,550	25,298,409
4.30%, 04/01/22	12,165	12,316,625
5.88%, 05/01/42	17,580	18,708,038
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)[a]	5,700	6,042,368
6.50%, 11/15/20 (Call 11/15/15)[a]	8,775	9,316,401
6.75%, 02/01/22 (Call 02/01/17)[a]	5,525	5,859,696
6.88%, 02/15/23 (Call 02/15/18)	15,000	15,932,944
Pride International Inc.
6.88%, 08/15/20	6,130	7,246,796
Shell International Finance BV
1.13%, 08/21/17	15,500	15,203,550
1.90%, 08/10/18	17,000	16,893,408
2.25%, 01/06/23[a]	16,250	14,667,370
2.38%, 08/21/22	7,570	6,945,291
3.40%, 08/12/23[a]	15,000	14,810,646
4.30%, 09/22/19	22,326	24,456,965
4.38%, 03/25/20	17,475	19,102,043

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

4.55%, 08/12/43[a]	$18,000	$17,993,945
5.20%, 03/22/17[a]	4,882	5,486,227
5.50%, 03/25/40	16,990	19,437,624
6.38%, 12/15/38[a]	16,019	20,058,615
Statoil ASA
2.45%, 01/17/23	14,600	13,372,972
2.65%, 01/15/24	10,894	10,023,584
3.13%, 08/17/17[a]	15,940	16,789,883
3.15%, 01/23/22	5,492	5,390,366
3.95%, 05/15/43[a]	10,000	9,009,780
5.10%, 08/17/40	11,925	12,546,908
5.25%, 04/15/19[a]	18,086	20,597,313
Suncor Energy Inc.
6.10%, 06/01/18	19,475	22,636,556
6.50%, 06/15/38[a]	6,145	7,200,384
6.85%, 06/01/39[a]	10,925	13,197,830
Total Capital Canada Ltd.
1.45%, 01/15/18	2,000	1,949,980
2.75%, 07/15/23[a]	13,650	12,617,745
Total Capital International SA
1.50%, 02/17/17[a]	11,416	11,417,009
1.55%, 06/28/17	7,708	7,661,396
2.70%, 01/25/23	19,480	18,005,109
2.88%, 02/17/22	22,450	21,420,546
3.70%, 01/15/24	5,000	4,977,456
Total Capital SA
2.13%, 08/10/18	7,000	6,978,033
4.45%, 06/24/20[a]	16,546	17,880,546
Transocean Inc.
2.50%, 10/15/17	2,500	2,474,574
3.80%, 10/15/22 (Call 07/15/22)	16,450	15,325,187
5.05%, 12/15/16[a]	3,681	4,017,015
6.00%, 03/15/18[a]	16,268	18,104,306
6.38%, 12/15/21	18,840	20,733,154
6.50%, 11/15/20	8,982	9,885,293
6.80%, 03/15/38	6,774	7,137,582
Valero Energy Corp.
6.13%, 06/15/17	10,815	12,306,941
6.13%, 02/01/20[a]	8,494	9,688,679
6.63%, 06/15/37	13,343	14,500,102
7.50%, 04/15/32[a]	8,181	9,452,479
9.38%, 03/15/19[a]	16,499	21,114,849

		1,729,202,458

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.83%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$950	$946,611
5.13%, 09/15/40	15,700	16,831,689
7.50%, 11/15/18	9,066	11,268,253
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	10,000	9,881,102
4.75%, 08/01/43	6,000	5,990,704
6.15%, 09/15/19	7,036	8,380,015
6.70%, 09/15/38	7,500	9,283,133
7.45%, 09/15/39	17,745	23,702,745
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	17,550	16,179,924
3.95%, 12/01/42 (Call 06/01/42)[a]	10,185	8,995,090
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	5,645	5,495,542
5.13%, 09/15/20	7,170	7,432,143
9.63%, 03/01/19	17,875	22,422,080

		146,809,031
PHARMACEUTICALS — 5.65%
Abbott Laboratories
5.13%, 04/01/19	8,058	9,140,172
AbbVie Inc.
1.75%, 11/06/17	29,000	28,625,885
2.00%, 11/06/18	26,350	25,703,081
2.90%, 11/06/22	33,025	30,837,427
4.40%, 11/06/42	25,230	23,602,332
AstraZeneca PLC
1.95%, 09/18/19[a]	11,150	10,746,800
4.00%, 09/18/42	12,300	10,977,257
5.90%, 09/15/17[a]	22,218	25,553,122
6.45%, 09/15/37	30,352	36,814,263
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	4,437	4,293,613
2.00%, 08/01/22	13,569	12,097,774
Eli Lilly and Co.
5.20%, 03/15/17	5,324	5,970,219
5.55%, 03/15/37	13,750	15,245,601

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Express Scripts Holding Co.
2.65%, 02/15/17	$16,000	$16,382,112
3.50%, 11/15/16	6,500	6,860,197
3.90%, 02/15/22[a]	11,000	11,049,098
4.75%, 11/15/21	15,625	16,596,555
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	20,000	18,687,432
5.65%, 05/15/18[a]	31,229	36,030,268
6.38%, 05/15/38[a]	21,341	26,738,704
GlaxoSmithKline Capital PLC
1.50%, 05/08/17[a]	16,054	15,980,513
2.85%, 05/08/22	41,961	39,975,548
Johnson & Johnson
5.15%, 07/15/18	13,062	15,044,270
5.55%, 08/15/17[a]	16,943	19,478,676
5.95%, 08/15/37	7,180	8,745,103
Medco Health Solutions Inc.
7.13%, 03/15/18	22,062	26,435,430
Merck & Co. Inc.
1.10%, 01/31/18[a]	7,005	6,761,924
1.30%, 05/18/18[a]	15,500	14,987,068
2.40%, 09/15/22 (Call 06/15/22)[a]	15,500	14,208,566
2.80%, 05/18/23	2,000	1,870,311
3.88%, 01/15/21 (Call 10/15/20)	17,679	18,433,419
5.00%, 06/30/19[a]	15,660	17,708,441
5.85%, 06/30/39	13,350	15,597,878
Novartis Capital Corp.
2.40%, 09/21/22	29,912	27,569,675
4.40%, 04/24/20	7,182	7,803,926
Novartis Securities Investment Ltd.
5.13%, 02/10/19	28,148	32,028,337
Pfizer Inc.
1.50%, 06/15/18[a]	10,000	9,806,341
3.00%, 06/15/23[a]	15,500	14,729,621
4.30%, 06/15/43	17,056	16,279,215
6.20%, 03/15/19	48,152	57,482,933
7.20%, 03/15/39	19,946	27,105,034
Sanofi
1.25%, 04/10/18[a]	10,000	9,657,072
4.00%, 03/29/21	30,271	31,729,427

Security	Principal (000s)	Value

Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17[a]	$17,167	$19,886,129
6.50%, 12/01/33	18,537	23,570,596
6.55%, 09/15/37	13,200	16,767,717
Watson Pharmaceuticals Inc.
1.88%, 10/01/17[a]	13,000	12,816,456
3.25%, 10/01/22 (Call 07/01/22)	27,320	25,424,880
4.63%, 10/01/42 (Call 04/01/42)[a]	6,600	5,916,567
Wyeth LLC
5.95%, 04/01/37	22,993	27,117,181
6.50%, 02/01/34	4,794	5,911,096
Zoetis Inc.
1.88%, 02/01/18[d]	2,200	2,166,780
3.25%, 02/01/23 (Call 11/01/22)[d]	22,525	21,231,470
4.70%, 02/01/43 (Call 08/01/42)[d]	14,675	13,697,236

		995,876,748
PIPELINES — 1.69%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	3,000	2,784,900
4.65%, 06/01/21 (Call 03/01/21)	13,063	13,454,757
5.20%, 02/01/22 (Call 11/01/21)	3,644	3,845,790
6.50%, 02/01/42 (Call 08/01/41)	16,480	17,686,949
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)[a]	8,000	7,588,191
4.45%, 02/15/43 (Call 08/15/42)	6,000	5,397,902
4.85%, 08/15/42 (Call 02/15/42)	12,850	12,279,761
4.85%, 03/15/44 (Call 09/15/43)[a]	21,000	20,168,434
5.20%, 09/01/20	6,082	6,743,430
5.95%, 02/01/41	9,910	10,872,244

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Series L
6.30%, 09/15/17	$5,757	$6,641,119
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	5,000	4,968,139
3.95%, 09/01/22 (Call 06/01/22)	12,300	12,075,981
5.95%, 02/15/18	20,045	22,923,831
6.95%, 01/15/38	7,375	8,794,148
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)[a]	8,390	7,705,296
Plains All American Pipeline LP
3.65%, 06/01/22 (Call 03/01/22)	12,925	12,729,425
TransCanada PipeLines Ltd.
2.50%, 08/01/22	8,000	7,310,058
3.80%, 10/01/20	12,476	12,983,233
6.10%, 06/01/40	8,850	10,269,831
6.20%, 10/15/37	13,700	15,979,813
6.50%, 08/15/18	7,612	9,032,622
7.13%, 01/15/19	8,866	10,713,655
7.63%, 01/15/39	11,900	16,012,695
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)[a]	14,000	12,772,735
5.25%, 03/15/20	6,068	6,482,156
6.30%, 04/15/40	19,498	20,480,052

		298,697,147
REAL ESTATE INVESTMENT TRUSTS — 0.77%
American Tower Corp.
3.40%, 02/15/19	6,000	5,997,641
3.50%, 01/31/23	6,000	5,418,681
4.50%, 01/15/18[a]	10,876	11,526,863
4.70%, 03/15/22	6,000	5,916,227
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	4,820	5,055,854
3.85%, 02/01/23 (Call 11/01/22)	18,000	17,528,542
4.13%, 05/15/21	11,801	12,030,096
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	17,826	18,687,538

Security	Principal (000s)	Value

HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)[a]	$5,575	$5,226,080
5.38%, 02/01/21 (Call 11/03/20)	12,712	13,765,554
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)[a]	8,679	9,161,486
5.65%, 02/01/20 (Call 11/01/19)	11,412	12,969,201
6.13%, 05/30/18	10,735	12,509,909

		135,793,672
RETAIL — 4.11%
Costco Wholesale Corp.
1.13%, 12/15/17	21,000	20,366,399
1.70%, 12/15/19	21,373	20,476,037
CVS Caremark Corp.
5.75%, 06/01/17[a]	29,290	33,340,734
5.75%, 05/15/41 (Call 11/15/40)	11,335	12,827,315
6.13%, 09/15/39	27,545	32,184,746
6.25%, 06/01/27	1,160	1,366,948
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	10,750	10,027,629
4.20%, 04/01/43 (Call 10/01/42)[a]	5,000	4,634,212
4.40%, 04/01/21 (Call 01/21/21)	9,316	10,158,623
5.88%, 12/16/36	26,721	30,823,459
5.95%, 04/01/41 (Call 10/01/40)	20,885	24,653,136
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	1,716	1,664,730
4.65%, 04/15/42 (Call 10/15/41)	11,450	11,302,862
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	7,130	6,414,085
McDonald’s Corp.
2.63%, 01/15/22[a]	9,626	9,185,186
5.35%, 03/01/18	4,148	4,714,470

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

6.30%, 10/15/37	$11,551	$14,281,892
6.30%, 03/01/38	13,708	16,990,485
Target Corp.
2.90%, 01/15/22[a]	19,263	18,570,499
3.88%, 07/15/20[a]	2,173	2,302,721
4.00%, 07/01/42	13,105	11,724,842
5.38%, 05/01/17	12,888	14,617,898
6.00%, 01/15/18	18,526	21,598,167
6.50%, 10/15/37	21,860	26,769,603
7.00%, 01/15/38	4,930	6,391,339
Wal-Mart Stores Inc.
1.13%, 04/11/18	10,000	9,674,632
2.55%, 04/11/23 (Call 01/11/23)[a]	6,000	5,537,432
3.25%, 10/25/20	37,121	37,863,936
3.63%, 07/08/20 [a]	19,453	20,341,269
4.00%, 04/11/43 (Call 10/11/42)[a]	5,000	4,528,940
4.25%, 04/15/21	17,589	18,899,477
4.88%, 07/08/40	17,670	18,289,561
5.00%, 10/25/40[a]	22,255	23,504,614
5.25%, 09/01/35	17,780	19,263,682
5.38%, 04/05/17[a]	13,659	15,450,838
5.63%, 04/01/40[a]	16,040	18,351,091
5.63%, 04/15/41	33,485	38,575,678
5.80%, 02/15/18	3,986	4,654,914
5.88%, 04/05/27	150	181,449
6.20%, 04/15/38	29,641	36,072,866
6.50%, 08/15/37	31,809	40,058,095
7.55%, 02/15/30	4,568	6,166,937
Walgreen Co.
1.80%, 09/15/17	9,950	9,871,366
3.10%, 09/15/22[a]	21,250	19,867,730
5.25%, 01/15/19[a]	8,332	9,333,355

		723,875,879
SEMICONDUCTORS — 0.81%
Intel Corp.
1.35%, 12/15/17	36,950	36,228,466
1.95%, 10/01/16[a]	19,804	20,279,746
2.70%, 12/15/22	24,750	22,878,553
3.30%, 10/01/21	10,407	10,285,623
4.00%, 12/15/32	5,000	4,713,033
4.25%, 12/15/42[a]	12,500	11,237,260

Security	Principal (000s)	Value

4.80%, 10/01/41	$23,358	$22,734,949
Texas Instruments Inc.
1.65%, 08/03/19	15,093	14,379,072

		142,736,702
SOFTWARE — 1.69%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	400	360,701
Microsoft Corp.
2.13%, 11/15/22	6,135	5,486,399
2.38%, 05/01/23 (Call 02/01/23)[a]	10,000	9,055,914
3.00%, 10/01/20	10,369	10,469,372
3.50%, 11/15/42	8,500	7,002,871
4.20%, 06/01/19[a]	19,601	21,568,276
4.50%, 10/01/40	18,800	18,227,598
5.20%, 06/01/39[a]	4,500	4,800,534
5.30%, 02/08/41	6,638	7,203,381
Oracle Corp.
1.20%, 10/15/17[a]	15,750	15,320,046
2.38%, 01/15/19[a]	15,000	14,965,640
2.50%, 10/15/22[a]	36,418	33,411,960
3.63%, 07/15/23	8,175	8,129,645
3.88%, 07/15/20[a]	3,874	4,094,131
5.00%, 07/08/19	33,906	38,351,948
5.38%, 07/15/40	45,605	50,459,930
5.75%, 04/15/18[a]	25,835	29,893,578
6.13%, 07/08/39	12,700	15,275,806
6.50%, 04/15/38	3,000	3,746,393

		297,824,123
TELECOMMUNICATIONS — 8.22%
AT&T Corp.
8.00%, 11/15/31	11,653	16,017,113
AT&T Inc.
1.40%, 12/01/17[a]	8,510	8,277,436
1.60%, 02/15/17[a]	3,814	3,789,496
1.70%, 06/01/17	6,694	6,647,449
2.63%, 12/01/22 (Call 09/01/22)[a]	10,500	9,386,562
3.00%, 02/15/22[a]	27,441	25,733,204
3.88%, 08/15/21[a]	29,177	29,616,006

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal (000s)	Value

4.35%, 06/15/45 (Call 12/15/44)[a]	$10,292	$8,774,672
4.45%, 05/15/21	22,565	23,829,378
5.35%, 09/01/40	64,870	64,602,282
5.50%, 02/01/18	26,134	29,646,775
5.55%, 08/15/41	45,433	46,547,281
5.60%, 05/15/18[a]	9,856	11,260,258
5.80%, 02/15/19[a]	19,887	22,823,379
6.30%, 01/15/38	43,050	48,146,255
6.50%, 09/01/37	29,000	33,073,218
6.55%, 02/15/39[a]	11,345	13,057,913
British Telecommunications PLC
5.95%, 01/15/18[a]	25,564	29,221,787
9.63%, 12/15/30	10,900	16,568,863
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	25,902	32,757,456
Cisco Systems Inc.
3.15%, 03/14/17[a]	11,299	11,921,286
4.45%, 01/15/20[a]	34,578	37,858,069
4.95%, 02/15/19	16,419	18,521,522
5.50%, 01/15/40	20,500	23,036,643
5.90%, 02/15/39	28,350	33,210,772
Deutsche Telekom International Finance BV
6.00%, 07/08/19[a]	17,111	19,902,319
6.75%, 08/20/18	7,082	8,460,193
8.75%, 06/15/30	40,800	57,244,599
New Cingular Wireless Services Inc.
8.75%, 03/01/31	6,450	9,285,793
Orange
2.75%, 09/14/16[a]	10,904	11,187,277
4.13%, 09/14/21[a]	15,366	15,350,603
5.38%, 07/08/19	3,370	3,703,646
5.38%, 01/13/42[a]	6,250	6,179,609
8.50%, 03/01/31	33,970	45,774,575
Qwest Corp.
6.75%, 12/01/21[a]	21,569	23,202,660
6.88%, 09/15/33 (Call 10/21/13)	5,500	5,335,000
Rogers Communications Inc.
6.80%, 08/15/18	13,400	15,892,639

Security	Principal (000s)	Value

Telecom Italia Capital SA
6.00%, 09/30/34[a]	$1,400	$1,174,026
6.38%, 11/15/33	30	26,979
7.00%, 06/04/18[a]	7,268	7,816,443
7.18%, 06/18/19[a]	18,631	20,126,164
7.20%, 07/18/36[a]	12,831	12,520,335
7.72%, 06/04/38	27,573	26,428,721
Telefonica Emisiones SAU
3.19%, 04/27/18[a]	3,500	3,414,390
4.57%, 04/27/23[a]	15,000	14,146,950
5.13%, 04/27/20[a]	4,474	4,523,438
5.46%, 02/16/21	19,791	20,137,738
5.88%, 07/15/19[a]	15,951	17,050,024
7.05%, 06/20/36	30,895	32,537,687
Telefonica Europe BV
8.25%, 09/15/30	7,860	9,138,790
Verizon Communications Inc.
2.00%, 11/01/16	6,837	6,925,272
2.45%, 11/01/22 (Call 08/01/22)[a]	31,000	27,265,396
3.50%, 11/01/21	36,781	35,881,101
3.85%, 11/01/42 (Call 05/01/42)[a]	15,610	12,511,877
4.60%, 04/01/21	26,427	27,838,276
4.75%, 11/01/41	17,000	15,461,165
5.50%, 04/01/17[a]	2,000	2,236,260
5.50%, 02/15/18	24,367	27,472,243
6.00%, 04/01/41[a]	7,750	8,335,178
6.10%, 04/15/18[a]	18,686	21,487,556
6.25%, 04/01/37	3,993	4,389,484
6.35%, 04/01/19	11,621	13,568,802
6.40%, 02/15/38[a]	17,795	19,875,494
6.90%, 04/15/38	13,950	16,503,056
7.35%, 04/01/39	8,061	9,986,288
7.75%, 12/01/30	24,065	30,316,168
8.75%, 11/01/18[a]	12,691	16,146,381
Verizon Global Funding Corp.
5.85%, 09/15/35	18,040	18,908,216
Vodafone Group PLC
1.25%, 09/26/17[a]	14,500	13,978,725
1.50%, 02/19/18[a]	18,000	17,381,331
1.63%, 03/20/17[a]	18,600	18,343,448
2.50%, 09/26/22[a]	2,750	2,426,205

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2013

Security	Principal or Shares (000s)	Value

2.95%, 02/19/23	$25,000	$22,770,270
4.38%, 02/19/43[a]	30,800	27,298,702
5.45%, 06/10/19	18,950	21,208,580
5.63%, 02/27/17	10,862	12,162,070
6.15%, 02/27/37	4,425	4,814,525

		1,450,377,742
TRANSPORTATION — 0.73%
Burlington Northern Santa Fe Corp.
3.85%, 09/01/23 (Call 06/01/23)	5,000	4,955,786
4.45%, 03/15/43 (Call 09/15/42)	3,800	3,480,998
4.70%, 10/01/19	12,668	13,999,346
5.75%, 05/01/40 (Call 11/01/39)	10,993	12,198,257
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	1,500	1,296,105
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	15,091	15,734,589
United Parcel Service Inc.
2.45%, 10/01/22	15,650	14,515,705
3.13%, 01/15/21[a]	26,886	26,958,485
5.13%, 04/01/19	18,424	20,953,038
5.50%, 01/15/18[a]	1,269	1,448,169
6.20%, 01/15/38[a]	10,910	13,370,049

		128,910,527

TOTAL CORPORATE BONDS & NOTES
(Cost: $17,387,513,222)		17,349,233,033

SHORT-TERM INVESTMENTS — 5.49%

MONEY MARKET FUNDS — 5.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,e,f]	760,108	760,107,886
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b,e,f]	70,476	70,475,838

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,e]	$137,331	$137,330,995

		967,914,719

TOTAL SHORT-TERM INVESTMENTS
(Cost: $967,914,719)		967,914,719

TOTAL INVESTMENTS IN SECURITIES — 103.86%
(Cost: $18,355,427,941)		18,317,147,752
Other Assets, Less Liabilities — (3.86)%		(681,129,109)

NET ASSETS — 100.00%		$17,636,018,643

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933. Investments are denominated in U.S. dollars.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2013

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$13,942,700,903	$17,309,766,739
Affiliated (Note 2)	2,600,750,821	1,045,661,202

Total cost of investments	$16,543,451,724	$18,355,427,941

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$13,960,885,874	$17,275,250,629
Affiliated (Note 2)	2,600,750,821	1,041,897,123

Total fair value of investments	16,561,636,695	18,317,147,752
Cash	2,722	—
Receivables:
Investment securities sold	2,052,608	152,265,813
Interest	262,507,474	204,047,093
Capital shares sold	—	400,521

Total Assets	16,826,199,499	18,673,861,179

LIABILITIES
Payables:
Investment securities purchased	16,360,910	204,857,416
Collateral for securities on loan (Note 5)	2,458,876,822	830,583,724
Capital shares redeemed	384,668	75,152
Securities related to in-kind transactions (Note 4)	1,014,642	—
Investment advisory fees (Note 2)	6,337,371	2,326,244

Total Liabilities	2,482,974,413	1,037,842,536

NET ASSETS	$14,343,225,086	$17,636,018,643

Net assets consist of:
Paid-in capital	$14,081,003,295	$16,981,335,549
Undistributed net investment income	76,087,285	62,813,413
Undistributed net realized gain	167,949,535	630,149,870
Net unrealized appreciation (depreciation)	18,184,971	(38,280,189)

NET ASSETS	$14,343,225,086	$17,636,018,643

Shares outstanding[b]	157,800,000	155,900,000

Net asset value per share	$90.89	$113.12

[a]	Securities on loan with values of $2,403,714,221 and $811,603,499, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2013

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$495,308,850	$411,718,489
Interest — affiliated (Note 2)	11,453	1,233,627
Securities lending income — affiliated (Note 2)	4,963,276	919,415

Total investment income	500,283,579	413,871,531

EXPENSES
Investment advisory fees (Note 2)	37,920,183	16,339,641

Total expenses	37,920,183	16,339,641

Net investment income	462,363,396	397,531,890

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(18,577,053)	(18,169,742)
Investments — affiliated (Note 2)	—	(414,696)
In-kind redemptions — unaffiliated	199,623,578	656,229,457
In-kind redemptions — affiliated (Note 2)	—	1,607,043

Net realized gain	181,046,525	639,252,062

Net change in unrealized appreciation/depreciation	(631,004,420)	(1,932,598,982)

Net realized and unrealized loss	(449,957,895)	(1,293,346,920)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,405,501	$(895,815,030)

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$462,363,396	$1,046,911,356	$397,531,890	$896,297,381
Net realized gain	181,046,525	321,382,310	639,252,062	460,397,233
Net change in unrealized appreciation/depreciation	(631,004,420)	63,903,250	(1,932,598,982)	166,872,420

Net increase (decrease) in net assets resulting from operations	12,405,501	1,432,196,916	(895,815,030)	1,523,567,034

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(468,211,527)	(1,045,834,956)	(408,481,313)	(889,474,785)
From net realized gain	—	—	—	(1,970,502)

Total distributions to shareholders	(468,211,527)	(1,045,834,956)	(408,481,313)	(891,445,287)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,149,180,090	5,201,572,482	2,747,207,983	8,500,579,576
Cost of shares redeemed	(3,427,638,916)	(4,769,162,667)	(7,843,895,849)	(4,658,787,969)

Net increase (decrease) in net assets from capital share transactions	(278,458,826)	432,409,815	(5,096,687,866)	3,841,791,607

INCREASE (DECREASE) IN NET ASSETS	(734,264,852)	818,771,775	(6,400,984,209)	4,473,913,354

NET ASSETS
Beginning of period	15,077,489,938	14,258,718,163	24,037,002,852	19,563,089,498

End of period	$14,343,225,086	$15,077,489,938	$17,636,018,643	$24,037,002,852

Undistributed net investment income included in net assets at end of period	$76,087,285	$81,935,416	$62,813,413	$73,762,836

SHARES ISSUED AND REDEEMED
Shares sold	33,900,000	57,100,000	23,100,000	71,800,000
Shares redeemed	(37,000,000)	(52,200,000)	(67,400,000)	(39,000,000)

Net increase (decrease) in shares outstanding	(3,100,000)	4,900,000	(44,300,000)	32,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$93.71	$91.40	$91.75	$86.03	$68.49	$95.31

Income from investment operations:
Net investment income[a]	2.85	6.15	6.74	7.45	8.31	8.77
Net realized and unrealized gain (loss)[b]	(2.80)	2.31	(0.45)	5.65	17.47	(27.84)

Total from investment operations	0.05	8.46	6.29	13.10	25.78	(19.07)

Less distributions from:
Net investment income	(2.87)	(6.15)	(6.64)	(7.38)	(8.24)	(7.75)

Total distributions	(2.87)	(6.15)	(6.64)	(7.38)	(8.24)	(7.75)

Net asset value, end of period	$90.89	$93.71	$91.40	$91.75	$86.03	$68.49

Total return	0.04%[c]	9.68%	7.35%	16.11%	39.50%	(21.06)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,343,225	$15,077,490	$14,258,718	$8,257,928	$4,611,414	$2,089,054
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	6.08%	6.73%	7.60%	8.44%	10.30%	11.18%
Portfolio turnover rate[e]	7%	19%	13%	16%	67%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$120.06	$116.86	$108.74	$105.18	$93.78	$105.21

Income from investment operations:
Net investment income[a]	2.16	4.60	5.00	5.24	5.76	5.78
Net realized and unrealized gain (loss)[b]	(6.92)	3.22	8.08	3.58	11.33	(11.75)

Total from investment operations	(4.76)	7.82	13.08	8.82	17.09	(5.97)

Less distributions from:
Net investment income	(2.18)	(4.61)	(4.96)	(5.26)	(5.69)	(5.46)
Net realized gain	—	(0.01)	—	—	—	—

Total distributions	(2.18)	(4.62)	(4.96)	(5.26)	(5.69)	(5.46)

Net asset value, end of period	$113.12	$120.06	$116.86	$108.74	$105.18	$93.78

Total return	(4.03)%[c]	6.81%	12.37%	8.59%	18.70%	(5.96)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,636,019	$24,037,003	$19,563,089	$12,940,161	$12,190,805	$8,646,439
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	3.65%	3.87%	4.48%	4.83%	5.71%	5.96%
Portfolio turnover rate[e]	3%	5%	4%	7%	79%	48%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond ETF	Former Name[a]	Diversification Classification
iBoxx $ High Yield Corporate	iShares iBoxx $ High Yield Corporate Bond Fund	Diversified
iBoxx $ Investment Grade Corporate	iShares iBoxx $ Investment Grade Corporate Bond Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

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iSHARES® TRUST

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$13,960,885,872	$—	$13,960,885,872
Preferred Stocks	—	—	2	2
Money Market Funds	2,600,750,821	—	—	2,600,750,821

	$2,600,750,821	$13,960,885,872	$2	$16,561,636,695

iBoxx $ Investment Grade Corporate
Assets:
Corporate Bonds & Notes	$—	$17,349,233,033	$—	$17,349,233,033
Money Market Funds	967,914,719	—	—	967,914,719

	$967,914,719	$17,349,233,033	$—	$18,317,147,752

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

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iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $19 billion
0.4750	[a]	Over $19 billion, up to and including $33 billion
0.4513	[a]	Over $33 billion, up to and including $58 billion[b]
0.4287	[a]	Over $58 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added effective July 1, 2013.

Effective July 1, 2013, for its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $211 billion
0.1354	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA was entitled to an annual investment advisory fee of 0.15% based on the Fund’s average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended August 31, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares Bond ETF	Securities Lending Agent Fees
iBoxx $ High Yield Corporate	$2,672,533
iBoxx $ Investment Grade Corporate	495,070

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended August 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate
PNC Bank N.A.
2.70%, 11/01/22	$14,250	$—	$—	$14,250	$12,820,430	$190,841	$—
2.95%, 01/30/23	5,000	—	—	5,000	4,573,375	73,450	—
3.80%, 07/25/23	—	10,000	—	10,000	9,694,457	28,048	—

					$27,088,262	$292,339	$—

PNC Funding Corp.
2.70%, 09/19/16	$13,654	$1,000	$—	$14,654	$15,205,921	$71,702	$—
3.30%, 03/08/22	19,738	10,000	(5,000)	24,738	23,971,120	385,248	(414,696)
4.38%, 08/11/20	10,208	750	(7,600)	3,358	3,554,097	209,910	514,296
5.13%, 02/08/20	18,839	930	(16,000)	3,769	4,163,004	262,509	1,092,747

					$46,894,142	$929,369	$1,192,347

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2013 were as follows:

iShares Bond ETF	Purchases	Sales
iBoxx $ High Yield Corporate	$1,763,945,299	$1,003,487,018
iBoxx $ Investment Grade Corporate	1,725,778,593	616,078,625

In-kind transactions (see Note 4) for the six months ended August 31, 2013 were as follows:

iShares Bond ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate	$2,264,766,951	$3,347,074,645
iBoxx $ Investment Grade Corporate	1,491,220,792	7,669,116,532

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of August 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of August 31, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares Bond ETF	Market Value of Securities on Loan
iBoxx $ High Yield Corporate	$2,403,714,221
iBoxx $ Investment Grade Corporate	811,603,499

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate	$6,201,770	$6,496,723	$177,819	$12,876,312

[a]	Must be utilized prior to losses subject to expiration.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate	$16,543,672,402	$330,709,835	$(312,745,542)	$17,964,293
iBoxx $ Investment Grade Corporate	18,359,136,006	468,938,426	(510,926,680)	(41,988,254)

Management has reviewed the tax positions as of August 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	63

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares iBoxx $ High Yield Corporate Bond ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the

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Contract (Continued)

iSHARES® TRUST

comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares iBoxx $ Investment Grade Corporate Bond ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, including adding “at cost” funds, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for a breakpoint in the Fund’s investment advisory fee rate as the aggregate assets of certain iShares Funds, including the Fund, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	69

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBoxx $ High Yield Corporate	$2.867374	$—	$0.007019	$2.874393	100%	—%	0%[a]	100%

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	71

Notes:

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	73

Notes:

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-24-0813

AUGUST 31, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Intermediate Government/Credit Bond ETF | GVI | NYSE Arca
➢	iShares Government/Credit Bond ETF | GBF | NYSE Arca
➢	iShares Agency Bond ETF | AGZ | NYSE Arca
➢	iShares MBS ETF | MBB | NYSE Arca

Fund Performance Overview

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

Performance as of August 31, 2013

The iShares Intermediate Government/Credit Bond ETF (the “Fund”), formerly the iShares Barclays Intermediate Government/Credit Bond Fund, seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -1.85%, net of fees, while the total return for the Index was -1.75%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.29)%	(1.49)%	(1.06)%	(1.29)%	(1.49)%	(1.06)%
5 Years	4.13%	4.06%	4.35%	22.44%	22.04%	23.70%
Since Inception	4.55%	4.54%	4.68%	34.45%	34.40%	35.57%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$981.50	$1.00	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	57.18%
Financial	12.36
U.S. Government Agency Obligations	7.25
Consumer Non-Cyclical	4.23
Energy	2.91
Communications	2.57
Foreign Agency Obligations	2.09
Multi-National	2.08
Industrial	1.72
Utilities	1.43
Basic Materials	1.39
Foreign Government Obligations	1.32
Technology	1.32
Consumer Cyclical	1.17
Municipal Debt Obligations	0.13
Short-Term and Other Net Assets	0.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

U.S. Treasury Notes, 4.88%, 08/15/16	3.92%
U.S. Treasury Notes, 0.25%, 02/15/15	3.91
U.S. Treasury Notes, 1.88%, 06/30/15	3.66
U.S. Treasury Notes, 1.00%, 03/31/17	2.24
U.S. Treasury Notes, 3.38%, 11/15/19	2.19
U.S. Treasury Notes, 2.25%, 01/31/15	1.94
Federal National Mortgage Association, 5.00%, 04/15/15	1.74
U.S. Treasury Notes, 0.38%, 03/15/15	1.74
U.S. Treasury Notes, 2.38%, 05/31/18	1.69
U.S. Treasury Notes, 1.75%, 07/31/15	1.63

TOTAL	24.66%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GOVERNMENT/CREDIT BOND ETF

Performance as of August 31, 2013

The iShares Government/Credit Bond ETF (the “Fund”), formerly the iShares Barclays Government/Credit Bond Fund, seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Barclays U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -2.99%, net of fees, while the total return for the Index was -2.83%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.90)%	(3.58)%	(2.62)%	(2.90)%	(3.58)%	(2.62)%
5 Years	4.81%	4.47%	5.01%	26.48%	24.45%	27.69%
Since Inception	4.96%	4.86%	5.07%	38.00%	37.15%	38.99%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$970.10	$0.99	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	52.60%
Financial	11.75
U.S. Government Agency Obligations	6.61
Consumer Non-Cyclical	4.45
Energy	3.77
Communications	3.62
Foreign Government Obligations	2.38
Utilities	2.24
Foreign Agency Obligations	2.14
Industrial	1.87
Basic Materials	1.86
Multi-National	1.43
Consumer Cyclical	1.37
Municipal Debt Obligations	1.35
Technology	1.28
Diversified	0.03
Short-Term and Other Net Assets	1.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

U.S. Treasury Notes, 0.25%, 02/15/15	3.22%
U.S. Treasury Notes, 0.88%, 12/31/16	2.65
U.S. Treasury Notes, 1.50%, 08/31/18	2.64
U.S. Treasury Notes, 2.38%, 07/31/17	2.51
U.S. Treasury Notes, 4.63%, 11/15/16	2.31
U.S. Treasury Notes, 1.00%, 10/31/16	2.17
U.S. Treasury Notes, 2.00%, 04/30/16	1.86
U.S. Treasury Notes, 2.50%, 03/31/15	1.80
Federal National Mortgage Association, 5.00%, 04/15/15	1.76
U.S. Treasury Notes, 0.25%, 02/28/15	1.69

TOTAL	22.61%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® AGENCY BOND ETF

Performance as of August 31, 2013

The iShares Agency Bond ETF (the “Fund”), formerly the iShares Barclays Agency Bond Fund, seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Barclays U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -1.77%, net of fees, while the total return for the Index was -1.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.66)%	(1.79)%	(1.75)%	(1.66)%	(1.79)%	(1.75)%
Since Inception	3.34%	3.32%	3.42%	17.19%	17.04%	17.59%

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$982.30	$1.00	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Sector/Investment Type	Percentage of Net Assets

U.S. Government Agency Obligations	89.25%
Foreign Government Obligations	4.51
Financial	3.57
Short-Term and Other Net Assets	2.67

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

Federal National Mortgage Association, 0.00%, 06/01/17	9.76%
Federal National Mortgage Association, 4.38%, 10/15/15	9.40
Federal Home Loan Mortgage Corp., 0.63%, 12/29/14	7.61
Federal National Mortgage Association, 2.25%, 03/15/16	5.18
Federal National Mortgage Association, 1.25%, 06/20/18	4.66
Federal National Mortgage Association, 0.63%, 08/26/16	4.42
Federal National Mortgage Association, 1.00%, 09/20/17	2.92
Egypt (Arab Republic of), 4.45%, 09/15/15 (Egypt)	2.74
Financing Corp. (The), 10.35%, 08/03/18	2.59
Federal Home Loan Mortgage Corp., 1.20%, 06/12/18	2.45

TOTAL	51.73%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MBS ETF

Performance as of August 31, 2013

The iShares MBS ETF (the “Fund”), formerly the iShares Barclays MBS Bond Fund, seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/ or guaranteed by U.S. government agencies, as represented by the Barclays U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended August 31, 2013, the total return for the Fund was -2.69%, net of fees, while the total return for the Index was -2.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.79)%	(3.06)%	(2.37)%	(2.79)%	(3.06)%	(2.37)%
5 Years	4.16%	4.10%	4.53%	22.58%	22.22%	24.79%
Since Inception	4.31%	4.28%	4.77%	31.44%	31.14%	35.17%

The inception date of the Fund was 3/13/07. The first day of secondary market trading was 3/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$973.10	$1.24	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 8/31/13

Issuer/Investment Type	Percentage of Net Assets

Federal National Mortgage Association	48.26%
Federal Home Loan Mortgage Corp.	27.10
Government National Mortgage Association	24.26
Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

Federal National Mortgage Association, 3.00%, 09/01/43	4.05%
Government National Mortgage Association, 3.00%, 06/20/43	2.17
Federal National Mortgage Association, 4.00%, 09/01/43	2.09
Federal National Mortgage Association, 3.00%, 01/01/43	2.01
Government National Mortgage Association, 3.50%, 09/20/42	1.90
Federal National Mortgage Association, 2.50%, 09/01/28	1.72
Federal Home Loan Mortgage Corp., 2.50%, 09/01/28	1.62
Federal Home Loan Mortgage Corp., 3.00%, 09/01/43	1.58
Federal Home Loan Mortgage Corp., 3.50%, 10/01/42	1.48
Federal National Mortgage Association, 3.50%, 01/01/43	1.30

TOTAL	19.92%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2013 and held through August 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 31.18%

ADVERTISING — 0.09%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$350	$332,883
Omnicom Group Inc.
3.63%, 05/01/22	600	581,417
WPP Finance 2010
4.75%, 11/21/21	150	153,042

		1,067,342
AEROSPACE & DEFENSE — 0.35%
Boeing Co. (The)
4.88%, 02/15/20	450	506,153
Embraer SA
5.15%, 06/15/22	250	247,500
Exelis Inc.
5.55%, 10/01/21	200	199,323
General Dynamics Corp.
1.38%, 01/15/15	500	505,022
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	250	254,726
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	300	313,839
Lockheed Martin Corp.
3.35%, 09/15/21	300	295,589
Northrop Grumman Corp.
1.75%, 06/01/18	400	387,440
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	250	227,112
United Technologies Corp.
1.80%, 06/01/17	500	501,730
3.10%, 06/01/22	300	293,188
5.38%, 12/15/17	473	539,873

		4,271,495
AGRICULTURE — 0.32%
Altria Group Inc.
4.75%, 05/05/21	450	475,396
9.70%, 11/10/18	526	688,183
Archer-Daniels-Midland Co.
4.48%, 03/01/21	250	265,992
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	250	255,336
4.10%, 03/15/16	150	158,111

Security	Principal (000s)	Value

Lorillard Tobacco Co.
2.30%, 08/21/17[a]	$250	$245,108
3.50%, 08/04/16[a]	100	104,305
Philip Morris International Inc.
2.50%, 08/22/22	150	136,339
4.50%, 03/26/20	250	272,956
5.65%, 05/16/18	685	788,336
Reynolds American Inc.
6.75%, 06/15/17[a]	447	514,301

		3,904,363
AIRLINES — 0.07%
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[b]	250	247,500
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[a]	89	93,670
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[a]	41	43,838
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	482	507,458

		892,466
APPAREL — 0.00%
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	50	49,826

		49,826
AUTO MANUFACTURERS — 0.04%
Daimler Finance North America LLC
6.50%, 11/15/13	465	470,212

		470,212
AUTO PARTS & EQUIPMENT — 0.03%
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)[a]	200	197,867
4.25%, 03/01/21	200	205,145

		403,012
BANKS — 8.13%
Abbey National Treasury Services PLC
4.00%, 04/27/16	300	315,375
American Express Centurion Bank
5.95%, 06/12/17	300	339,371

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	$100	$106,659
Bank of America Corp.
2.00%, 01/11/18	900	872,999
3.30%, 01/11/23	500	461,718
3.63%, 03/17/16	500	523,767
4.50%, 04/01/15	600	629,129
5.63%, 07/01/20	950	1,050,310
5.65%, 05/01/18	1,010	1,124,113
5.70%, 01/24/22	1,450	1,604,475
6.50%, 08/01/16	300	337,987
7.38%, 05/15/14	1,053	1,101,474
7.63%, 06/01/19	262	317,006
Bank of America N.A.
5.30%, 03/15/17	500	546,169
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)	400	386,856
1.75%, 04/29/14	150	151,366
2.50%, 01/11/17	200	203,860
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	900	896,401
1.30%, 01/25/18 (Call 12/25/17)[a]	600	581,054
2.30%, 07/28/16	300	308,466
Bank of Nova Scotia
1.45%, 04/25/18	250	241,709
2.05%, 10/07/15	1,150	1,175,302
4.38%, 01/13/21	150	160,953
Barclays Bank PLC
2.75%, 02/23/15	300	307,287
5.13%, 01/08/20	700	770,465
5.20%, 07/10/14	400	414,901
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	293,728
2.15%, 03/22/17 (Call 02/22/17)	750	753,657
3.20%, 03/15/16 (Call 02/16/16)	250	261,409
6.85%, 04/30/19	262	314,107
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	500	514,893
BNP Paribas SA
2.38%, 09/14/17	300	299,092
3.25%, 03/11/15	300	308,873
5.00%, 01/15/21	800	850,512

Security	Principal (000s)	Value

Canadian Imperial Bank of Commerce
0.90%, 10/01/15	$150	$149,881
Capital One Financial Corp.
2.13%, 07/15/14	450	455,187
6.75%, 09/15/17	526	611,277
Capital One N.A.
1.50%, 03/22/18 (Call 02/22/18)[a]	400	382,798
Citigroup Inc.
1.25%, 01/15/16	250	247,349
1.75%, 05/01/18	500	480,275
2.25%, 08/07/15	500	508,955
3.50%, 05/15/23	500	448,147
4.45%, 01/10/17	1,800	1,930,127
4.50%, 01/14/22	250	259,676
4.75%, 05/19/15	1,100	1,164,420
5.00%, 09/15/14	150	155,805
6.13%, 05/15/18	910	1,042,308
8.50%, 05/22/19	512	646,636
Comerica Inc.
3.00%, 09/16/15	50	51,924
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	250	248,510
Credit Suisse New York
5.40%, 01/14/20	600	646,728
5.50%, 05/01/14	100	103,277
6.00%, 02/15/18	400	446,966
Deutsche Bank AG London
6.00%, 09/01/17	1,348	1,537,336
Fifth Third Bancorp
5.45%, 01/15/17	526	570,466
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	4,100	4,118,922
3.63%, 02/07/16	600	626,568
3.70%, 08/01/15	600	624,975
5.25%, 07/27/21	700	748,895
5.35%, 01/15/16	660	714,034
5.75%, 01/24/22	1,200	1,312,494
6.15%, 04/01/18	1,360	1,535,663
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350	371,735
HSBC Holdings PLC
5.10%, 04/05/21	650	707,424

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

HSBC USA Inc.
2.38%, 02/13/15	$600	$612,819
Intesa Sanpaolo SpA
3.13%, 01/15/16	300	298,413
J.P. Morgan Chase & Co.
1.10%, 10/15/15	1,200	1,197,775
1.63%, 05/15/18	1,300	1,243,956
1.80%, 01/25/18	500	485,414
3.15%, 07/05/16	600	625,620
3.20%, 01/25/23	400	370,608
3.25%, 09/23/22	450	421,227
3.38%, 05/01/23	500	452,548
3.45%, 03/01/16	450	471,365
4.25%, 10/15/20	500	520,184
4.35%, 08/15/21	500	518,658
4.50%, 01/24/22	400	416,980
6.00%, 01/15/18	1,000	1,137,227
6.30%, 04/23/19	262	304,300
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,126,583
KeyBank N.A.
1.65%, 02/01/18	500	485,311
KfW
0.88%, 09/05/17	4,300	4,218,222
1.50%, 04/04/14	1,300	1,310,193
2.00%, 06/01/16	2,050	2,116,210
2.63%, 03/03/15	750	775,137
2.63%, 01/25/22[a]	1,500	1,477,153
4.88%, 01/17/17	842	947,202
Series G
4.38%, 03/15/18[a]	1,347	1,506,990
Korea Finance Corp.
4.63%, 11/16/21	200	209,635
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	2,450	2,374,496
1.88%, 09/17/18[a]	600	600,080
Series G
5.00%, 11/08/16	667	749,436
Lloyds TSB Bank PLC
4.20%, 03/28/17[a]	500	529,696
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	750	725,811

Security	Principal (000s)	Value

Morgan Stanley
1.75%, 02/25/16	$250	$249,048
2.13%, 04/25/18	200	191,998
3.45%, 11/02/15	150	155,277
3.80%, 04/29/16	900	940,385
4.10%, 01/26/15	300	310,620
4.10%, 05/22/23	200	182,618
4.75%, 04/01/14[a]	325	331,677
4.88%, 11/01/22	1,000	994,331
5.45%, 01/09/17	500	545,421
5.75%, 10/18/16	473	524,156
5.75%, 01/25/21	700	770,621
6.00%, 04/28/15	736	788,285
6.63%, 04/01/18	1,103	1,262,617
7.30%, 05/13/19	262	309,254
National Australia Bank Ltd. New York
1.60%, 08/07/15	500	506,320
2.30%, 07/25/18[a]	250	247,658
National City Corp.
6.88%, 05/15/19	776	912,352
Northern Trust Corp.
3.38%, 08/23/21	100	99,468
3.45%, 11/04/20	50	50,788
Oesterreichische Kontrollbank AG
1.13%, 07/06/15[a]	300	303,326
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	700	674,638
5.25%, 11/15/15[c]	135	146,282
Rabobank Nederland
3.38%, 01/19/17	750	782,209
4.50%, 01/11/21	600	629,405
Royal Bank of Canada
1.45%, 10/30/14	200	201,529
1.50%, 01/16/18	500	485,390
2.20%, 07/27/18	250	249,027
2.30%, 07/20/16	150	154,417
2.88%, 04/19/16	350	365,542
Royal Bank of Scotland Group PLC
4.38%, 03/16/16[a]	500	533,675
5.63%, 08/24/20	500	541,091
6.13%, 01/11/21	400	444,241

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

State Street Corp.
4.30%, 05/30/14[a]	$179	$184,262
4.38%, 03/07/21	300	319,220
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	500	478,484
SunTrust Bank
7.25%, 03/15/18	262	310,089
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	104,038
Svenska Handelsbanken AB
2.88%, 04/04/17	250	256,631
Toronto-Dominion Bank (The)
1.38%, 07/14/14	50	50,464
2.38%, 10/19/16	700	721,767
2.50%, 07/14/16	100	103,346
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	500	495,470
2.20%, 11/15/16 (Call 10/14/16)	200	204,631
4.13%, 05/24/21 (Call 04/23/21)	100	104,487
UBS AG Stamford
5.88%, 12/20/17	1,110	1,268,992
US Bank N.A.
4.80%, 04/15/15	586	618,921
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	550	613,444
5.75%, 06/15/17	1,010	1,147,343
Wells Fargo & Co.
1.50%, 07/01/15	500	505,088
1.50%, 01/16/18	850	823,431
3.50%, 03/08/22	500	494,483
3.63%, 04/15/15	700	730,199
3.75%, 10/01/14	600	619,590
4.60%, 04/01/21	400	429,024
Westpac Banking Corp.
1.13%, 09/25/15	3,500	3,509,738
3.00%, 08/04/15	450	467,654
4.88%, 11/19/19	375	414,499
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	500	488,297

		99,950,708
BEVERAGES — 0.71%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	500	485,295

Security	Principal (000s)	Value

Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	$900	$888,275
2.50%, 07/15/22	350	321,431
5.38%, 11/15/14	600	634,068
5.38%, 01/15/20	400	455,915
7.75%, 01/15/19	500	623,925
Beam Inc.
5.38%, 01/15/16	54	59,046
Bottling Group LLC
6.95%, 03/15/14[a]	307	317,384
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	223,315
Coca-Cola Co. (The)
3.30%, 09/01/21	500	505,204
5.35%, 11/15/17[a]	1,000	1,140,780
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300	306,558
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	250	228,295
Diageo Finance BV
5.30%, 10/28/15	498	543,732
Diageo Investment Corp.
2.88%, 05/11/22	250	237,431
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	103,469
3.20%, 11/15/21 (Call 08/15/21)	200	194,051
PepsiCo Inc.
1.25%, 08/13/17	400	390,836
2.75%, 03/05/22	500	469,017
7.90%, 11/01/18	500	631,351

		8,759,378
BIOTECHNOLOGY — 0.24%
Amgen Inc.
1.88%, 11/15/14	100	101,421
2.13%, 05/15/17	500	502,142
2.30%, 06/15/16	150	154,187
3.88%, 11/15/21 (Call 08/15/21)	400	397,916
5.70%, 02/01/19	762	868,051
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	99,226
Celgene Corp.
3.95%, 10/15/20	100	101,978
4.00%, 08/15/23	250	247,526

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Gilead Sciences Inc.
3.05%, 12/01/16	$300	$315,594
4.50%, 04/01/21 (Call 01/01/21)	100	106,942

		2,894,983
BUILDING MATERIALS — 0.05%
CRH America Inc.
5.30%, 10/15/13	370	371,845
Owens Corning Inc.
9.00%, 06/15/19	160	192,661

		564,506
CHEMICALS — 0.58%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	50	45,955
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	253,716
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	300	282,899
2.90%, 11/15/22 (Call 08/15/22)	250	228,049
CF Industries Holdings Inc.
7.13%, 05/01/20	250	293,199
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	250	230,486
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	500	459,545
4.25%, 11/15/20 (Call 08/15/20)	300	312,619
8.55%, 05/15/19	400	509,226
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	300	306,094
4.25%, 04/01/21	850	900,148
Eastman Chemical Co.
3.00%, 12/15/15	200	208,154
Ecolab Inc.
3.00%, 12/08/16	600	627,471
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	400	435,198
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	144,522
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300	350,316
PPG Industries Inc.
3.60%, 11/15/20	200	202,379
Praxair Inc.
1.05%, 11/07/17[a]	500	482,903

Security	Principal (000s)	Value

3.00%, 09/01/21	$100	$97,207
4.05%, 03/15/21	100	104,616
4.50%, 08/15/19	256	280,393
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	231,063
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	49,914
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	151,525

		7,187,597
COMMERCIAL SERVICES — 0.08%
ADT Corp. (The)
2.25%, 07/15/17	50	46,626
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	185,509
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	250	247,435
5.50%, 09/01/20[a]	100	106,554
Western Union Co. (The)
5.25%, 04/01/20[a]	416	436,032

		1,022,156
COMPUTERS — 0.64%
Apple Inc.
1.00%, 05/03/18	1,050	1,000,925
2.40%, 05/03/23	450	405,462
Computer Sciences Corp.
4.45%, 09/15/22	50	48,793
6.50%, 03/15/18	150	168,704
Dell Inc.
2.30%, 09/10/15	100	99,700
4.63%, 04/01/21[a]	250	237,500
EMC Corp.
1.88%, 06/01/18	500	492,612
2.65%, 06/01/20	250	243,419
3.38%, 06/01/23 (Call 03/01/23)	100	96,546
Hewlett-Packard Co.
2.35%, 03/15/15	300	304,376
2.60%, 09/15/17	400	402,229
2.65%, 06/01/16[a]	150	153,983
4.30%, 06/01/21	450	434,090
4.65%, 12/09/21	200	196,595
5.50%, 03/01/18[a]	526	582,042

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

International Business Machines Corp.
0.55%, 02/06/15	$1,000	$1,000,162
1.63%, 05/15/20	500	462,422
1.95%, 07/22/16	300	306,739
2.90%, 11/01/21	350	343,689
5.70%, 09/14/17	550	627,972
NetApp Inc.
2.00%, 12/15/17	250	242,913

		7,850,873
COSMETICS & PERSONAL CARE — 0.19%
Avon Products Inc.
5.00%, 03/15/23	500	496,182
Colgate-Palmolive Co.
1.30%, 01/15/17	200	198,336
2.30%, 05/03/22	500	467,892
2.95%, 11/01/20	150	150,462
Procter & Gamble Co. (The)
1.45%, 08/15/16	450	453,810
1.80%, 11/15/15	350	358,111
4.70%, 02/15/19	200	222,263

		2,347,056
DISTRIBUTION & WHOLESALE — 0.02%
Arrow Electronics Inc.
5.13%, 03/01/21[a]	150	154,260
Ingram Micro Inc.
5.25%, 09/01/17[a]	100	106,272

		260,532
DIVERSIFIED FINANCIAL SERVICES — 2.34%
Alterra Finance LLC
6.25%, 09/30/20	100	111,779
American Express Co.
1.55%, 05/22/18	500	482,115
2.65%, 12/02/22	250	228,442
6.80%, 09/01/66 (Call 09/01/16)[d]	268	285,420
7.00%, 03/19/18	692	826,638
American Express Credit Corp.
2.38%, 03/24/17	400	406,458
2.80%, 09/19/16	200	208,284
Ameriprise Financial Inc.
5.30%, 03/15/20	150	169,188

Security	Principal (000s)	Value

Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	$1,047	$1,109,218
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	250	257,171
Caterpillar Financial Services Corp.
1.63%, 06/01/17[a]	250	247,484
Charles Schwab Corp. (The)
0.85%, 12/04/15	250	249,227
3.23%, 09/01/22	262	249,226
Credit Suisse (USA) Inc.
5.38%, 03/02/16	848	929,349
Discover Financial Services
3.85%, 11/21/22	800	749,437
Ford Motor Credit Co. LLC
1.70%, 05/09/16	800	789,444
2.38%, 01/16/18	200	194,154
4.25%, 02/03/17	1,000	1,048,518
7.00%, 04/15/15	750	812,199
8.13%, 01/15/20	750	910,608
Franklin Resources Inc.
2.80%, 09/15/22	250	233,729
General Electric Capital Corp.
1.63%, 07/02/15	300	303,464
1.63%, 04/02/18[a]	500	486,365
2.15%, 01/09/15	1,150	1,171,064
2.95%, 05/09/16	450	468,851
3.10%, 01/09/23	650	601,243
4.65%, 10/17/21	400	420,658
5.00%, 01/08/16[a]	640	692,236
5.30%, 02/11/21	700	755,652
5.63%, 09/15/17	1,000	1,125,309
5.63%, 05/01/18	962	1,093,419
6.00%, 08/07/19	762	876,269
HSBC Finance Corp.
5.50%, 01/19/16	350	381,292
6.68%, 01/15/21	444	498,930
Jefferies Group LLC
5.13%, 01/20/23[a]	200	197,400
8.50%, 07/15/19	462	556,290
John Deere Capital Corp.
0.88%, 04/17/15	100	100,382
1.30%, 03/12/18	400	387,352

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

1.70%, 01/15/20	$400	$374,887
1.85%, 09/15/16	600	612,005
3.15%, 10/15/21	200	198,552
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	935	972,759
6.05%, 05/16/16	600	656,114
6.88%, 04/25/18	350	407,544
Series C
5.00%, 01/15/15	235	246,987
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	300	301,529
3.05%, 02/15/22 (Call 11/15/21)	250	244,482
Nomura Holdings Inc.
2.00%, 09/13/16	800	789,356
6.70%, 03/04/20	225	254,666
ORIX Corp.
5.00%, 01/12/16	250	264,502
PACCAR Financial Corp.
0.80%, 02/08/16	250	247,560
1.55%, 09/29/14	200	202,171
Toyota Motor Credit Corp.
1.25%, 11/17/14	200	201,788
1.25%, 10/05/17	600	584,377
1.75%, 05/22/17	500	498,846
2.63%, 01/10/23	900	827,956
3.40%, 09/15/21	200	200,113

		28,700,458
ELECTRIC — 1.40%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	250	234,271
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	500	483,721
2.95%, 12/15/22 (Call 09/15/22)	250	227,935
Arizona Public Service Co.
8.75%, 03/01/19	250	318,973
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	227,647
CMS Energy Corp.
6.25%, 02/01/20	250	286,849
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	996	1,144,084

Security	Principal (000s)	Value

Constellation Energy Group Inc.
4.55%, 06/15/15	$556	$586,433
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	192,471
3.38%, 08/15/23 (Call 05/15/23)	225	224,114
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	150	153,660
Dominion Resources Inc.
4.45%, 03/15/21	250	266,438
Series C
5.15%, 07/15/15	640	689,276
Duke Energy Corp.
1.63%, 08/15/17	250	244,823
2.10%, 06/15/18 (Call 05/15/18)	400	396,671
3.05%, 08/15/22 (Call 05/15/22)	100	94,922
3.55%, 09/15/21 (Call 06/15/21)	150	147,607
5.05%, 09/15/19	262	291,399
Duke Energy Indiana Inc.
3.75%, 07/15/20	200	207,335
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	150	146,514
Edison International
3.75%, 09/15/17	200	210,300
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	200	204,678
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	106,402
Entergy Louisiana LLC
1.88%, 12/15/14	100	101,390
Exelon Corp.
4.90%, 06/15/15	440	466,793
Exelon Generation Co. LLC
5.35%, 01/15/14	340	345,825
Georgia Power Co.
0.75%, 08/10/15	500	499,148
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	52,890
5.29%, 06/15/22 (Call 03/15/22)[e]	300	323,259
Integrys Energy Group Inc.
4.17%, 11/01/20	50	52,100
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	50,614
LG&E and KU Energy LLC
2.13%, 11/15/15	100	101,922

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

3.75%, 11/15/20 (Call 08/15/20)[a]	$100	$100,720
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	300	342,889
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	240,279
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	600	602,193
6.00%, 03/01/19[a]	256	293,219
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	400	408,043
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	100	101,955
2.15%, 08/15/22 (Call 02/15/22)	500	452,026
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	228,160
Oncor Electric Delivery Co.
6.38%, 01/15/15	268	287,049
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	95,127
Portland General Electric Co.
6.10%, 04/15/19	100	117,030
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)[a]	150	147,346
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	200	200,372
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	600	572,424
4.40%, 01/15/21 (Call 10/15/20)	300	313,009
PSEG Power LLC
2.75%, 09/15/16	100	102,177
4.15%, 09/15/21 (Call 06/15/21)	150	152,484
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	104,622
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	199,973
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	48,691
4.75%, 05/15/21 (Call 02/15/21)	150	153,287
Scottish Power Ltd.
5.38%, 03/15/15	65	68,573
Southern Co. (The)
2.38%, 09/15/15	100	102,689

Security	Principal (000s)	Value

Southern Power Co. Series D
4.88%, 07/15/15	$557	$596,513
Southwestern Electric Power Co.
6.45%, 01/15/19	262	302,256
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	250	232,659
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	500	474,554
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	300	316,986
UIL Holdings Corp.
4.63%, 10/01/20	100	101,647
Union Electric Co.
6.70%, 02/01/19	262	313,685
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	97,801
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	197,152

		17,148,054
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
4.88%, 10/15/19	300	333,825
5.25%, 10/15/18	255	288,458

		622,283
ELECTRONICS — 0.25%
Agilent Technologies Inc.
5.00%, 07/15/20	100	106,871
6.50%, 11/01/17[a]	225	258,910
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	50	48,839
Avnet Inc.
4.88%, 12/01/22	250	246,384
Honeywell International Inc.
5.00%, 02/15/19	400	449,524
5.30%, 03/01/18	262	298,376
Jabil Circuit Inc.
4.70%, 09/15/22	250	242,500
Koninklijke Philips Electronics NV
3.75%, 03/15/22	400	395,622
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	150	152,937
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	600	623,319

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

3.60%, 08/15/21 (Call 05/15/21)	$200	$193,904
4.50%, 03/01/21	50	51,437

		3,068,623
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance (USA) Inc.
2.88%, 05/08/22	250	236,543
Fluor Corp.
3.38%, 09/15/21	200	197,958

		434,501
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	100	112,399

		112,399
ENVIRONMENTAL CONTROL — 0.06%
Republic Services Inc.
5.00%, 03/01/20	400	432,155
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	250	264,086

		696,241
FOOD — 0.61%
Campbell Soup Co.
3.05%, 07/15/17[a]	200	207,375
ConAgra Foods Inc.
1.90%, 01/25/18	500	490,558
3.25%, 09/15/22[a]	250	236,770
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	250	256,552
6.50%, 06/15/17[a]	300	336,705
General Mills Inc.
1.55%, 05/16/14	200	201,399
5.70%, 02/15/17	200	224,914
Hershey Co. (The)
1.50%, 11/01/16	200	199,643
4.13%, 12/01/20	50	53,297
Ingredion Inc.
4.63%, 11/01/20	50	51,608
Kellogg Co.
1.88%, 11/17/16	150	152,192
3.13%, 05/17/22	250	240,240
4.45%, 05/30/16	300	322,819
Kraft Foods Group Inc.
2.25%, 06/05/17	500	506,242

Security	Principal (000s)	Value

3.50%, 06/06/22	$250	$243,501
Kroger Co. (The)
2.20%, 01/15/17[a]	300	301,416
3.90%, 10/01/15	300	316,687
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	200	207,322
Mondelez International Inc.
4.13%, 02/09/16	500	533,701
5.38%, 02/10/20	100	111,326
6.13%, 02/01/18	504	578,705
6.13%, 08/23/18	500	577,897
Safeway Inc.
3.95%, 08/15/20[a]	200	198,415
Sysco Corp.
2.60%, 06/12/22[a]	250	232,178
Unilever Capital Corp.
0.85%, 08/02/17	500	481,472
4.25%, 02/10/21	250	268,082

		7,531,016
FOREST PRODUCTS & PAPER — 0.12%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	500	480,000
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	191,004
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	450	471,759
7.95%, 06/15/18	262	322,008

		1,464,771
GAS — 0.03%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	200,929
Sempra Energy
2.00%, 03/15/14[a]	100	100,721
6.50%, 06/01/16	112	126,679

		428,329
HAND & MACHINE TOOLS — 0.02%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	300	295,701

		295,701
HEALTH CARE — PRODUCTS — 0.32%
Baxter International Inc.
2.40%, 08/15/22	500	459,779
4.25%, 03/15/20	200	214,106

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Becton, Dickinson and Co.
3.13%, 11/08/21	$200	$195,367
3.25%, 11/12/20[a]	100	99,035
Boston Scientific Corp.
4.50%, 01/15/15	700	731,939
Covidien International Finance SA
6.00%, 10/15/17	450	515,033
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	500	463,806
3.00%, 03/15/15	200	206,908
4.13%, 03/15/21 (Call 12/15/20)	200	211,257
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,185
Stryker Corp.
1.30%, 04/01/18	400	386,015
2.00%, 09/30/16	100	102,541
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	200	194,689

		3,882,660
HEALTH CARE — SERVICES — 0.43%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	250	227,901
3.95%, 09/01/20	100	102,761
4.13%, 06/01/21 (Call 03/01/21)	300	310,233
Cigna Corp.
2.75%, 11/15/16	100	103,395
4.00%, 02/15/22 (Call 11/15/21)	100	101,388
4.38%, 12/15/20 (Call 09/15/20)	100	105,241
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	165,761
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	500	460,016
6.45%, 06/01/16	200	224,505
Laboratory Corp. of America Holdings
2.20%, 08/23/17	550	544,733
Quest Diagnostics Inc.
4.70%, 04/01/21[a]	150	156,289
UnitedHealth Group Inc.
1.40%, 10/15/17	250	244,538
2.88%, 03/15/23	400	370,567
4.70%, 02/15/21 (Call 11/15/20)	200	215,150
4.88%, 03/15/15	268	285,144
6.00%, 06/15/17	250	286,758

Security	Principal (000s)	Value

WellPoint Inc.
1.88%, 01/15/18[a]	$250	$245,049
3.30%, 01/15/23	200	187,620
3.70%, 08/15/21 (Call 05/15/21)	500	496,527
4.35%, 08/15/20[a]	100	105,195
5.25%, 01/15/16	300	326,795

		5,265,566
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
4.85%, 06/15/21[a]	250	263,201

		263,201
HOUSEHOLD PRODUCTS & WARES — 0.06%
Clorox Co. (The)
3.80%, 11/15/21	300	301,001
Kimberly-Clark Corp.
6.13%, 08/01/17	256	297,116
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	100,614

		698,731
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.
2.00%, 06/15/15	500	506,267

		506,267
INSURANCE — 1.07%
ACE INA Holdings Inc.
2.70%, 03/13/23	200	185,095
Aflac Inc.
3.45%, 08/15/15[a]	100	104,855
4.00%, 02/15/22	200	202,841
Allstate Corp. (The)
5.00%, 08/15/14	336	349,937
American International Group Inc.
3.65%, 01/15/14	250	252,504
4.88%, 06/01/22	300	319,617
5.60%, 10/18/16	673	749,888
5.85%, 01/16/18	550	619,711
6.40%, 12/15/20	500	581,992
Aon PLC
3.13%, 05/27/16	100	103,911
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	300	297,280
4.85%, 01/15/15	654	691,380
5.40%, 05/15/18[a]	450	515,015

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Berkshire Hathaway Inc.
1.90%, 01/31/17	$500	$503,232
Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/17)[d]	250	270,000
CNA Financial Corp.
5.88%, 08/15/20[a]	75	84,668
Fidelity National Financial Inc.
5.50%, 09/01/22	300	312,934
Genworth Financial Inc.
7.63%, 09/24/21	250	292,166
Genworth Holdings Inc.
5.75%, 06/15/14[a]	526	543,774
Hartford Financial Services Group Inc.
5.13%, 04/15/22	250	271,244
5.38%, 03/15/17	250	274,159
ING U.S. Inc.
5.50%, 07/15/22	250	267,131
Lincoln National Corp.
8.75%, 07/01/19	300	384,180
Markel Corp.
5.35%, 06/01/21	200	214,769
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	350	381,321
MetLife Inc.
3.05%, 12/15/22	500	472,416
4.75%, 02/08/21	200	216,215
5.00%, 06/15/15	390	418,028
Principal Financial Group Inc.
1.85%, 11/15/17	500	488,974
Progressive Corp. (The)
3.75%, 08/23/21[a]	100	101,924
Prudential Financial Inc.
3.00%, 05/12/16	150	155,893
4.50%, 11/16/21[a]	300	315,284
5.88%, 09/15/42 (Call 09/15/22)[d]	250	242,500
Series B
5.10%, 09/20/14	673	702,630
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	209,780
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	296,352
Trinity Acquisition PLC
4.63%, 08/15/23	250	244,594

Security	Principal (000s)	Value

Willis Group Holdings PLC
5.75%, 03/15/21	$100	$106,914
WR Berkley Corp.
4.63%, 03/15/22	200	205,295
XLIT Ltd.
5.75%, 10/01/21	200	225,408

		13,175,811
INTERNET — 0.12%
Amazon.com Inc.
0.65%, 11/27/15	250	249,232
2.50%, 11/29/22 (Call 08/29/22)	150	135,442
Baidu Inc.
2.25%, 11/28/17	200	194,265
eBay Inc.
1.35%, 07/15/17	100	98,493
3.25%, 10/15/20 (Call 07/15/20)	100	99,044
Google Inc.
2.13%, 05/19/16	200	206,517
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)[a]	500	502,556

		1,485,549
IRON & STEEL — 0.06%
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	200	185,270
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	242,381
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)[a]	350	334,122

		761,773
LODGING — 0.07%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	235	218,499
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	300	298,432
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	250	230,090
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	50	50,644
4.25%, 03/01/22 (Call 12/01/21)	100	96,186

		893,851

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

MACHINERY — 0.18%
Caterpillar Inc.
3.90%, 05/27/21	$700	$725,941
5.70%, 08/15/16	743	837,306
Deere & Co.
4.38%, 10/16/19	300	331,680
Joy Global Inc.
5.13%, 10/15/21[a]	50	51,925
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)[a]	250	231,970

		2,178,822
MANUFACTURING — 0.33%
3M Co.
1.38%, 09/29/16	250	252,395
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	236,311
Danaher Corp.
2.30%, 06/23/16	50	51,365
3.90%, 06/23/21 (Call 03/23/21)	150	156,654
Eaton Corp.
1.50%, 11/02/17[b]	500	485,071
2.75%, 11/02/22[b]	250	230,713
General Electric Co.
2.70%, 10/09/22	1,550	1,442,276
Harsco Corp.
2.70%, 10/15/15	100	100,330
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	225	226,127
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	250	287,413
Pentair Finance SA
2.65%, 12/01/19	250	235,269
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	52,212
Textron Inc.
4.63%, 09/21/16	100	105,947
Tyco Electronics Group SA
6.55%, 10/01/17	200	229,125

		4,091,208
MEDIA — 1.01%
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	250	234,500

Security	Principal (000s)	Value

Comcast Corp.
3.13%, 07/15/22	$700	$677,416
6.50%, 01/15/17	650	749,411
COX Communications Inc.
5.45%, 12/15/14	192	202,813
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	600	622,470
3.55%, 03/15/15	450	466,155
3.80%, 03/15/22	250	232,620
5.00%, 03/01/21	500	512,509
Discovery Communications LLC
3.30%, 05/15/22	650	612,142
3.70%, 06/01/15	450	471,112
NBCUniversal Media LLC
2.88%, 04/01/16	300	313,073
5.15%, 04/30/20	1,050	1,188,661
News America Inc.
3.00%, 09/15/22	250	230,261
5.30%, 12/15/14	556	587,726
Thomson Reuters Corp.
6.50%, 07/15/18	300	350,899
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	200	186,297
5.85%, 05/01/17	436	472,445
6.75%, 07/01/18	600	666,141
7.50%, 04/01/14	226	234,407
Time Warner Inc.
3.15%, 07/15/15	100	103,999
4.88%, 03/15/20	950	1,028,525
Viacom Inc.
1.25%, 02/27/15	400	401,246
3.13%, 06/15/22 (Call 03/15/22)	400	367,217
3.50%, 04/01/17	150	156,397
Walt Disney Co. (The)
1.13%, 02/15/17	500	489,497
1.35%, 08/16/16	600	605,093
2.55%, 02/15/22	250	233,587

		12,396,619
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
1.25%, 01/15/18	200	192,899

		192,899

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

MINING — 0.63%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	$400	$395,020
5.55%, 02/01/17	418	442,535
Barrick Gold Corp.
2.90%, 05/30/16	200	200,743
3.85%, 04/01/22[a]	200	175,128
6.95%, 04/01/19	425	474,682
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	500	502,659
1.63%, 02/24/17	200	198,797
2.88%, 02/24/22	400	375,836
3.25%, 11/21/21	450	437,241
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	50	50,008
2.38%, 03/15/18[b]	600	564,558
3.55%, 03/01/22 (Call 12/01/21)	300	266,305
3.88%, 03/15/23 (Call 12/15/22)[b]	200	178,569
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	200	175,253
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	100	101,606
3.75%, 09/20/21	50	48,569
6.50%, 07/15/18	450	520,789
8.95%, 05/01/14	410	432,193
9.00%, 05/01/19	225	287,371
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	500	486,252
Teck Resources Ltd.
3.00%, 03/01/19	200	191,606
3.75%, 02/01/23 (Call 11/01/22)	250	221,523
3.85%, 08/15/17	50	51,472
Vale Overseas Ltd.
4.38%, 01/11/22	700	656,599
6.25%, 01/11/16	336	368,700

		7,804,014
MULTI-NATIONAL — 2.08%
African Development Bank
1.13%, 03/15/17	750	749,930
Corporacion Andina de Fomento
4.38%, 06/15/22	300	297,246

Security	Principal (000s)	Value

Council of Europe Development Bank
1.13%, 05/31/18	$800	$773,202
1.50%, 02/22/17	250	252,153
European Bank for Reconstruction and Development
1.00%, 02/16/17	750	747,591
Series G
2.75%, 04/20/15	300	311,384
European Investment Bank
0.50%, 08/15/16	3,450	3,405,503
1.00%, 07/15/15	1,000	1,010,277
1.00%, 03/15/18	800	773,576
1.00%, 06/15/18	400	384,391
1.25%, 02/14/14	1,000	1,004,430
1.25%, 10/14/16	750	755,259
2.13%, 07/15/16	900	930,675
2.75%, 03/23/15	600	622,193
4.00%, 02/16/21	1,700	1,826,737
4.63%, 05/15/14	3,441	3,544,898
Inter-American Development Bank
1.38%, 07/15/20	800	748,750
International Bank for Reconstruction and Development
0.50%, 04/15/16	600	596,975
1.00%, 09/15/16	2,300	2,310,622
2.13%, 02/13/23	800	748,484
2.38%, 05/26/15	750	775,945
International Finance Corp.
0.88%, 06/15/18	500	482,144
1.00%, 04/24/17	600	597,117
2.25%, 04/11/16	500	519,864
2.75%, 04/20/15	500	518,992
Nordic Investment Bank
0.50%, 04/14/16	500	497,192
5.00%, 02/01/17	307	347,155

		25,532,685
OFFICE & BUSINESS EQUIPMENT — 0.10%
Pitney Bowes Inc.
4.75%, 01/15/16[a]	256	270,468
Xerox Corp.
4.25%, 02/15/15	200	208,512
4.50%, 05/15/21	550	566,147

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.63%, 12/15/19	$150	$165,140

		1,210,267
OIL & GAS — 2.00%
Anadarko Petroleum Corp.
5.95%, 09/15/16	606	679,895
6.38%, 09/15/17	500	578,066
Apache Corp.
1.75%, 04/15/17	500	498,181
2.63%, 01/15/23 (Call 10/15/22)[a]	100	90,055
BP Capital Markets PLC
0.70%, 11/06/15	600	597,561
1.85%, 05/05/17	250	249,926
2.75%, 05/10/23	200	180,345
3.13%, 10/01/15	200	209,211
3.20%, 03/11/16	850	892,467
3.56%, 11/01/21	200	196,915
3.88%, 03/10/15	150	157,121
4.74%, 03/11/21	200	214,508
4.75%, 03/10/19	150	164,842
Canadian Natural Resources Ltd.
5.90%, 02/01/18	500	570,565
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	250	234,721
4.50%, 09/15/14	200	207,452
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,100	1,068,544
2.36%, 12/05/22 (Call 09/05/22)	250	228,978
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250	222,042
ConocoPhillips
4.75%, 02/01/14	240	244,205
5.75%, 02/01/19	300	346,565
ConocoPhillips Co.
1.05%, 12/15/17 (Call 09/15/17)	250	241,245
2.40%, 12/15/22 (Call 09/15/22)	500	455,505
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	300	305,894
6.30%, 01/15/19	400	460,653
Encana Corp.
5.90%, 12/01/17	350	396,865
Ensco PLC
4.70%, 03/15/21	300	317,918

Security	Principal (000s)	Value

EOG Resources Inc.
2.95%, 06/01/15	$300	$311,512
4.10%, 02/01/21	500	522,703
Husky Energy Inc.
7.25%, 12/15/19	300	365,752
Marathon Oil Corp.
6.00%, 10/01/17	494	561,653
Marathon Petroleum Corp.
3.50%, 03/01/16	50	52,498
5.13%, 03/01/21	450	483,980
Nabors Industries Inc.
5.00%, 09/15/20	300	308,561
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	600	614,348
Noble Holding International Ltd.
4.63%, 03/01/21	200	204,107
Occidental Petroleum Corp.
1.75%, 02/15/17	150	149,729
2.50%, 02/01/16	300	310,077
2.70%, 02/15/23 (Call 11/15/22)	100	90,720
Series 1
4.10%, 02/01/21 (Call 11/01/20)	250	258,128
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	300	325,500
Phillips 66
2.95%, 05/01/17	200	205,580
4.30%, 04/01/22	400	404,232
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	245,368
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	500	530,000
6.63%, 05/01/21 (Call 05/01/16)[a]	550	580,250
Rowan Companies Inc.
5.00%, 09/01/17	100	108,058
Shell International Finance BV
0.63%, 12/04/15	1,900	1,895,173
4.30%, 09/22/19	526	575,690
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	200	197,138
Statoil ASA
1.15%, 05/15/18	100	95,964
5.25%, 04/15/19	725	823,484

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Suncor Energy Inc.
6.10%, 06/01/18	$450	$523,117
Sunoco Inc.
5.75%, 01/15/17	200	220,000
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	100	97,393
Total Capital Canada Ltd.
1.45%, 01/15/18	200	195,217
Total Capital International SA
1.55%, 06/28/17	500	496,237
2.88%, 02/17/22	250	237,374
Total Capital SA
2.30%, 03/15/16	200	206,360
4.13%, 01/28/21[a]	250	263,085
Transocean Inc.
5.05%, 12/15/16	450	490,345
6.00%, 03/15/18	173	191,737
6.50%, 11/15/20	100	110,424
Valero Energy Corp.
6.13%, 02/01/20	450	511,758
XTO Energy Inc.
5.50%, 06/15/18	250	290,331
6.50%, 12/15/18	375	459,192

		24,523,020
OIL & GAS SERVICES — 0.15%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	150	149,274
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	350	372,784
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	300	296,754
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	250	230,811
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	500	487,701
6.35%, 06/15/17	268	299,872

		1,837,196
PACKAGING & CONTAINERS — 0.01%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	51,328
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,377

		66,705

Security	Principal (000s)	Value

PHARMACEUTICALS — 1.27%
Abbott Laboratories
5.13%, 04/01/19	$588	$662,921
AbbVie Inc.
1.75%, 11/06/17	2,400	2,359,509
Allergan Inc.
3.38%, 09/15/20[a]	250	252,707
AmerisourceBergen Corp.
5.88%, 09/15/15	554	604,965
Bristol-Myers Squibb Co.
5.45%, 05/01/18	200	227,681
Cardinal Health Inc.
3.20%, 06/15/22	500	468,751
Express Scripts Holding Co.
3.13%, 05/15/16	250	260,338
3.50%, 11/15/16	200	211,132
4.75%, 11/15/21	200	212,525
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	708	814,746
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	250	247,740
2.85%, 05/08/22	250	237,518
Johnson & Johnson
3.55%, 05/15/21	200	208,186
5.55%, 08/15/17	305	349,683
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	425	391,778
5.70%, 03/01/17	336	375,960
Medco Health Solutions Inc.
7.13%, 03/15/18	592	710,078
Merck & Co. Inc.
2.80%, 05/18/23	800	745,917
4.00%, 06/30/15	315	333,940
Novartis Capital Corp.
2.90%, 04/24/15	300	311,349
Novartis Securities Investment Ltd.
5.13%, 02/10/19	662	753,353
Pfizer Inc.
1.50%, 06/15/18[a]	500	490,788
6.20%, 03/15/19	429	510,522
Sanofi
1.20%, 09/30/14	100	100,712
1.25%, 04/10/18	100	96,481

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

2.63%, 03/29/16	$500	$519,873
4.00%, 03/29/21	200	209,975
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	600	695,096
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	205,097
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	150	150,999
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	500	468,053
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (Call 07/01/22)	600	559,389
Wyeth LLC
5.50%, 02/01/14	697	711,348
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[b]	200	186,799

		15,645,909
PIPELINES — 0.71%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	250	227,306
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	150	152,074
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	475	507,750
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	200	198,313
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	100	105,761
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	300	302,353
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	200	205,200
5.20%, 02/01/22 (Call 11/01/21)	250	263,568
5.95%, 02/01/15	315	336,004
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	500	473,982
Series G
5.60%, 10/15/14	707	744,105
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	250	233,596
3.50%, 03/01/16	50	52,814

Security	Principal (000s)	Value

4.15%, 03/01/22	$200	$198,561
5.95%, 02/15/18	400	457,764
6.85%, 02/15/20	250	294,037
Kinder Morgan, Inc.
7.13%, 04/01/21 (Call 04/01/16)	100	112,250
Magellan Midstream Partners LP
4.25%, 02/01/21	300	312,551
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	250	231,520
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	250	259,074
Plains All American Pipeline LP
3.95%, 09/15/15	300	318,201
8.75%, 05/01/19	300	386,469
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	500	444,833
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	100	100,303
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	50	50,310
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	455,782
6.50%, 08/15/18	450	532,614
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	74,296
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	228,446
5.25%, 03/15/20	475	511,639

		8,771,476
REAL ESTATE — 0.04%
ProLogis LP
4.50%, 08/15/17	400	425,998
6.88%, 03/15/20 (Call 12/16/19)	100	115,546

		541,544
REAL ESTATE INVESTMENT TRUSTS — 0.81%
American Tower Corp.
3.40%, 02/15/19	250	248,716
3.50%, 01/31/23	275	247,164
4.63%, 04/01/15	220	228,751
5.05%, 09/01/20	150	152,816
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	229,323
3.95%, 01/15/21 (Call 10/15/20)[a]	50	50,614

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	$400	$385,588
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	52,413
4.13%, 05/15/21	800	814,415
CommonWealth REIT
5.88%, 09/15/20 (Call 03/15/20)	300	309,390
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	400	402,067
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	233,916
7.38%, 02/15/15	250	270,730
EPR Properties
7.75%, 07/15/20	150	170,907
ERP Operating LP
5.13%, 03/15/16	336	365,722
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	750	768,283
6.70%, 01/30/18	250	291,520
Health Care REIT Inc.
3.63%, 03/15/16	50	51,992
4.13%, 04/01/19 (Call 01/01/19)	300	311,799
4.95%, 01/15/21 (Call 10/15/20)	100	105,345
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	248,183
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)[a]	575	621,719
Series D
3.75%, 10/15/23 (Call 07/15/23)	125	114,551
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	250	268,440
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	250	227,695
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	100	103,946
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	108,054
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	250	251,924
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	200	182,433
5.65%, 02/01/20 (Call 11/01/19)	450	509,871
6.13%, 05/30/18	500	579,808

Security	Principal (000s)	Value

Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	$100	$96,735
4.25%, 03/01/22 (Call 12/01/21)	600	599,950
4.75%, 06/01/21 (Call 03/01/21)	50	52,130
Vornado Realty Trust
5.00%, 01/15/22	250	260,366

		9,917,276
RETAIL — 0.86%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	48,799
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	550	532,125
Costco Wholesale Corp.
0.65%, 12/07/15	600	599,479
1.70%, 12/15/19	250	238,367
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	100	92,228
4.13%, 05/15/21 (Call 02/15/21)[a]	250	262,155
5.75%, 06/01/17	205	233,397
Darden Restaurants Inc.
4.50%, 10/15/21[a]	200	201,320
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	110,442
Home Depot Inc. (The)
5.40%, 03/01/16	540	597,702
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	50	49,477
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	750	745,306
3.80%, 11/15/21 (Call 08/15/21)	200	206,213
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	200	198,907
5.90%, 12/01/16	300	339,079
McDonald’s Corp.
5.35%, 03/01/18	473	538,591
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[a]	200	206,985
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	250	241,043
4.63%, 09/15/21 (Call 06/15/21)	100	102,517
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	500	479,658

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Target Corp.
6.00%, 01/15/18	$773	$901,665
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	114,767
Wal-Mart Stores Inc.
0.60%, 04/11/16	400	396,318
1.13%, 04/11/18	800	772,606
3.25%, 10/25/20	750	759,466
5.38%, 04/05/17	500	564,656
Walgreen Co.
1.80%, 09/15/17	600	595,270
3.10%, 09/15/22	100	93,215
Yum! Brands Inc.
6.25%, 03/15/18[a]	304	349,749

		10,571,502
SAVINGS & LOANS — 0.03%
Santander Holdings USA Inc.
3.45%, 08/27/18	250	252,467
4.63%, 04/19/16[a]	100	104,579

		357,046
SEMICONDUCTORS — 0.13%
Applied Materials Inc.
2.65%, 06/15/16	50	51,692
Broadcom Corp.
2.70%, 11/01/18	50	50,812
Intel Corp.
1.95%, 10/01/16	350	358,374
3.30%, 10/01/21	650	643,985
Texas Instruments Inc.
1.65%, 08/03/19	300	284,383
2.38%, 05/16/16	150	155,261

		1,544,507
SOFTWARE — 0.45%
BMC Software Inc.
4.25%, 02/15/22	50	49,000
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	170	169,030
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	250	226,046
Fiserv Inc.
3.13%, 06/15/16	25	26,030
4.75%, 06/15/21	200	205,867

Security	Principal (000s)	Value

Microsoft Corp.
2.50%, 02/08/16[a]	$1,150	$1,195,432
4.20%, 06/01/19	250	274,957
Oracle Corp.
1.20%, 10/15/17	2,300	2,231,615
2.50%, 10/15/22	300	274,488
5.25%, 01/15/16	768	845,126

		5,497,591
TELECOMMUNICATIONS — 1.35%
America Movil SAB de CV
2.38%, 09/08/16	200	202,435
5.00%, 03/30/20	675	715,626
AT&T Inc.
0.90%, 02/12/16	250	248,150
1.40%, 12/01/17	600	581,713
2.40%, 08/15/16	950	977,193
2.50%, 08/15/15	400	412,073
3.00%, 02/15/22	750	709,460
5.50%, 02/01/18	1,000	1,133,457
British Telecommunications PLC
5.95%, 01/15/18	150	171,275
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526	670,138
Cisco Systems Inc.
5.50%, 02/22/16	1,072	1,190,814
Corning Inc.
4.25%, 08/15/20	50	52,607
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315	347,774
Embarq Corp.
7.08%, 06/01/16	450	501,801
Harris Corp.
4.40%, 12/15/20	150	155,175
Juniper Networks Inc.
4.60%, 03/15/21	200	201,240
Motorola Solutions Inc.
3.50%, 03/01/23	400	369,302
Orange
4.38%, 07/08/14	600	617,787
Rogers Wireless Inc.
6.38%, 03/01/14[a]	336	345,460

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Telecom Italia Capital SA
4.95%, 09/30/14	$526	$539,807
Telefonica Emisiones SAU
3.19%, 04/27/18	500	487,039
3.73%, 04/27/15	450	459,583
5.46%, 02/16/21	450	457,707
Verizon Communications Inc.
1.25%, 11/03/14	300	301,261
2.45%, 11/01/22 (Call 08/01/22)	1,150	1,010,091
3.50%, 11/01/21	300	294,097
5.50%, 02/15/18	450	510,562
5.55%, 02/15/16	872	961,102
Vodafone Group PLC
2.95%, 02/19/23	800	728,304
5.63%, 02/27/17	500	558,027
5.75%, 03/15/16	640	709,068

		16,620,128
TEXTILES — 0.01%
Cintas Corp. No. 2
2.85%, 06/01/16	150	152,957

		152,957
TOYS, GAMES & HOBBIES — 0.00%
Mattel Inc.
2.50%, 11/01/16	50	51,371

		51,371
TRANSPORTATION — 0.34%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	550	519,538
4.70%, 10/01/19	250	276,334
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	250	226,472
2.85%, 12/15/21 (Call 09/15/21)	100	96,392
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	250	258,454
4.25%, 06/01/21 (Call 03/01/21)	50	52,516
FedEx Corp.
2.63%, 08/01/22[a]	500	455,845
Norfolk Southern Corp.
5.90%, 06/15/19	200	232,284
7.70%, 05/15/17	445	533,302
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	346,260
3.50%, 06/01/17	100	102,100

Security	Principal (000s)	Value

3.60%, 03/01/16	$100	$103,122
Union Pacific Corp.
5.75%, 11/15/17	315	360,298
United Parcel Service Inc.
3.13%, 01/15/21	250	250,702
5.13%, 04/01/19	282	320,282

		4,133,901
TRUCKING & LEASING — 0.02%
GATX Corp.
4.85%, 06/01/21	200	204,501

		204,501

TOTAL CORPORATE BONDS & NOTES
(Cost: $378,224,117)		383,175,434

FOREIGN AGENCY OBLIGATIONS[f] — 2.09%

AUSTRIA — 0.05%
Oesterreichische Kontrollbank AG
2.00%, 06/03/16	600	617,474

		617,474
BRAZIL — 0.19%
Petrobras International Finance Co.
3.88%, 01/27/16	1,100	1,128,136
5.38%, 01/27/21	350	342,117
5.88%, 03/01/18	500	530,774
7.88%, 03/15/19	262	296,637

		2,297,664
CANADA — 0.80%
British Columbia (Province of)
1.20%, 04/25/17[a]	750	750,925
Export Development Canada
0.50%, 09/15/15	500	500,354
Hydro-Quebec
2.00%, 06/30/16[a]	500	513,368
Manitoba (Province of)
1.30%, 04/03/17	250	250,106
Nova Scotia (Province of)
2.38%, 07/21/15	300	310,114
Ontario (Province of)
1.60%, 09/21/16[a]	1,600	1,622,191
1.65%, 09/27/19[a]	3,700	3,523,677
2.30%, 05/10/16	100	103,483
2.95%, 02/05/15	675	698,985
4.40%, 04/14/20[a]	250	274,878

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Quebec (Province of)
5.00%, 03/01/16	$1,147	$1,262,705

		9,810,786
JAPAN — 0.10%
JBIC
1.75%, 07/31/18	1,000	988,273
Japan Finance Corp.
2.50%, 01/21/16	100	103,941
2.50%, 05/18/16	100	104,200

		1,196,414
MEXICO — 0.19%
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	550,000
Petroleos Mexicanos
3.50%, 01/30/23	800	716,000
4.88%, 01/24/22	850	854,250
5.50%, 01/21/21[a]	250	263,750

		2,384,000
NETHERLANDS — 0.07%
Petrobras Global Finance BV
4.38%, 05/20/23	1,000	880,754

		880,754
SOUTH KOREA — 0.19%
Export-Import Bank of Korea (The)
3.75%, 10/20/16	250	264,493
5.00%, 04/11/22	1,000	1,078,110
Korea Development Bank (The)
3.50%, 08/22/17	1,000	1,035,534

		2,378,137
SUPRANATIONAL — 0.43%
Asian Development Bank
1.38%, 03/23/20	400	377,318
2.50%, 03/15/16	750	783,762
2.63%, 02/09/15	1,050	1,083,645
2.75%, 05/21/14	526	535,207
Inter-American Development Bank
0.88%, 03/15/18	200	193,843
1.13%, 03/15/17	900	901,237
5.13%, 09/13/16	1,247	1,404,721

		5,279,733

Security	Principal (000s)	Value

SWEDEN — 0.07%
Svensk Exportkredit AB
1.75%, 05/30/17[a]	$500	$507,165
5.13%, 03/01/17	300	339,948

		847,113

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $25,844,110)		25,692,075

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.32%

BRAZIL — 0.16%
Brazil (Federative Republic of)
4.88%, 01/22/21	800	838,000
6.00%, 01/17/17	450	502,650
8.00%, 01/15/18	534	600,187

		1,940,837
CANADA — 0.06%
Canada (Government of)
0.88%, 02/14/17	250	248,776
2.38%, 09/10/14	526	537,064

		785,840
CHILE — 0.02%
Chile (Republic of)
2.25%, 10/30/22	250	218,875

		218,875
COLOMBIA — 0.12%
Colombia (Republic of)
4.38%, 07/12/21	200	203,500
7.38%, 03/18/19[a]	850	1,018,937
8.25%, 12/22/14	250	272,500

		1,494,937
ISRAEL — 0.02%
Israel (State of)
5.13%, 03/26/19	262	294,095

		294,095
ITALY — 0.13%
Italy (Republic of)
4.50%, 01/21/15	1,500	1,567,726

		1,567,726

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

JAPAN — 0.05%
Japan Bank for International Cooperation
1.13%, 07/19/17	$600	$591,672

		591,672
MEXICO — 0.21%
United Mexican States
3.63%, 03/15/22[a]	1,540	1,501,500
5.95%, 03/19/19	900	1,033,200

		2,534,700
PANAMA — 0.03%
Panama (Republic of)
7.25%, 03/15/15	400	435,000

		435,000
PERU — 0.04%
Peru (Republic of)
7.13%, 03/30/19	415	493,850

		493,850
PHILIPPINES — 0.07%
Philippines (Republic of the)
4.00%, 01/15/21	200	202,250
8.38%, 06/17/19[a]	500	623,750

		826,000
POLAND — 0.11%
Poland (Republic of)
3.00%, 03/17/23[a]	250	222,555
5.13%, 04/21/21	750	794,062
6.38%, 07/15/19	262	300,383

		1,317,000
SOUTH AFRICA — 0.07%
South Africa (Republic of)
5.50%, 03/09/20[a]	600	622,500
6.88%, 05/27/19	262	293,440

		915,940
SOUTH KOREA — 0.03%
Korea (Republic of)
7.13%, 04/16/19	262	318,998

		318,998
TURKEY — 0.20%
Turkey (Republic of)
3.25%, 03/23/23[a]	1,200	981,000
6.75%, 04/03/18	1,250	1,368,750

Security	Principal (000s)	Value

7.50%, 07/14/17	$100	$111,500

		2,461,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $16,671,253)		16,196,720
MUNICIPAL DEBT OBLIGATIONS — 0.13%

CALIFORNIA — 0.02%
State of California GO BAB
7.55%, 04/01/39	250	323,580

		323,580
FLORIDA — 0.02%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
3.00%, 07/01/20	250	230,067

		230,067
ILLINOIS — 0.07%
State of Illinois GO
4.07%, 01/01/14	20	20,190
4.42%, 01/01/15	500	516,855
4.95%, 06/01/23	300	294,195

		831,240
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/23 (AGM)	400	253,056

		253,056

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,598,131)		1,637,943

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 64.43%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.25%
Federal Home Loan Banks
0.38%, 06/24/16[a]	1,900	1,880,780
3.63%, 10/18/13	3,585	3,600,788
5.00%, 11/17/17[a]	9,485	10,858,057
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16[a]	3,920	3,893,118

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value
0.88%, 03/07/18[a]	$7,472	$7,218,202
1.25%, 08/01/19	5,000	4,739,890
1.25%, 10/02/19[a]	3,496	3,295,719
2.00%, 08/25/16[a]	4,875	5,032,285
2.38%, 01/13/22[a]	4,618	4,428,986
2.50%, 05/27/16	3,975	4,163,566
3.75%, 03/27/19	1,955	2,126,357
Federal National Mortgage Association
0.38%, 12/21/15[a]	2,840	2,831,576
0.50%, 05/27/15[a]	742	744,395
0.50%, 03/30/16	1,624	1,616,609
1.25%, 09/28/16[a]	3,021	3,048,833
2.75%, 03/13/14[a]	8,072	8,184,136
5.00%, 04/15/15	19,920	21,423,627

		89,086,924
U.S. GOVERNMENT OBLIGATIONS — 57.18%
U.S. Treasury Notes
0.25%, 01/31/15	11,500	11,501,380
0.25%, 02/15/15	48,028	48,017,432
0.25%, 02/28/15	4,900	4,898,530
0.25%, 07/15/15[a]	15,000	14,966,250
0.25%, 12/15/15	6,172	6,137,869
0.38%, 03/15/15	21,360	21,389,262
0.38%, 01/15/16[a]	3,428	3,415,934
0.38%, 02/15/16	7,116	7,084,618
0.38%, 03/15/16	1,960	1,949,632
0.50%, 06/15/16[a]	11,750	11,689,723
0.63%, 07/15/16[a]	6,500	6,481,280
0.63%, 08/15/16	10,000	9,961,300
0.63%, 11/30/17	5,926	5,748,220
0.63%, 04/30/18[a]	11,268	10,826,632
0.75%, 06/30/17	1,910	1,879,115
0.75%, 10/31/17[a]	13,670	13,354,633
0.75%, 12/31/17	16,460	16,020,518
0.75%, 02/28/18	600	582,036
0.88%, 01/31/17	6,448	6,423,884
0.88%, 02/28/17	5,730	5,701,350
0.88%, 04/30/17	2,840	2,817,110
1.00%, 08/31/16	4,754	4,783,285
1.00%, 09/30/16[a]	1,990	2,000,646
1.00%, 03/31/17[a]	27,582	27,517,182
1.00%, 05/31/18	900	878,490
1.13%, 12/31/19[a]	9,408	8,897,146

Security	Principal (000s)	Value
1.13%, 03/31/20[a]	$15,000	$14,093,100
1.13%, 04/30/20[a]	3,226	3,023,472
1.25%, 02/29/20	1,076	1,020,941
1.38%, 06/30/18[a]	1,000	991,560
1.38%, 07/31/18[a]	6,900	6,833,967
1.38%, 09/30/18[a]	7,484	7,392,546
1.38%, 01/31/20[a]	6,860	6,577,299
1.38%, 05/31/20[a]	2,000	1,902,200
1.50%, 08/31/18[a]	9,500	9,452,690
1.50%, 03/31/19[a]	3,518	3,461,923
1.63%, 08/15/22	3,910	3,589,928
1.63%, 11/15/22	9,264	8,457,383
1.75%, 07/31/15	19,544	20,050,973
1.75%, 05/31/16[a]	13,866	14,268,254
1.75%, 05/15/23	13,380	12,234,405
1.88%, 06/30/15	43,787	44,993,331
1.88%, 08/31/17[a]	6,073	6,224,522
1.88%, 09/30/17[a]	9,309	9,534,557
2.00%, 04/30/16[a]	6,395	6,625,092
2.00%, 02/15/22[a]	5,464	5,237,408
2.00%, 02/15/23	16,870	15,859,993
2.13%, 05/31/15	10,257	10,575,274
2.13%, 08/15/21	2,870	2,804,535
2.25%, 01/31/15	23,111	23,762,268
2.38%, 07/31/17[a]	8,646	9,033,341
2.38%, 05/31/18[a]	20,000	20,792,000
2.50%, 03/31/15[a]	9,207	9,525,378
2.50%, 04/30/15[a]	15,525	16,084,520
2.63%, 04/30/18[a]	1,960	2,060,568
2.63%, 11/15/20	9,880	10,134,708
2.75%, 02/28/18[a]	4,791	5,070,363
2.88%, 03/31/18	1,470	1,562,904
3.13%, 04/30/17[a]	5,605	6,015,174
3.25%, 05/31/16	2,940	3,145,682
3.38%, 11/15/19[a]	24,758	26,846,337
3.50%, 05/15/20[a]	363	395,347
3.63%, 08/15/19	11,895	13,056,903
3.63%, 02/15/20	9,735	10,690,198
3.63%, 02/15/21[a]	8,216	8,975,158
4.63%, 11/15/16	2,272	2,539,437
4.88%, 08/15/16[a]	43,002	48,147,621
7.25%, 05/15/16[a]	8,403	9,886,633

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value
8.50%, 02/15/20	$3,352	$4,679,258

		702,532,608

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $787,912,590)		791,619,532

SHORT-TERM INVESTMENTS — 30.36%

MONEY MARKET FUNDS — 30.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,g,h]	336,776	336,775,838
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,g,h]	31,225	31,225,251
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,g]	4,981	4,980,538

		372,981,627

TOTAL SHORT-TERM INVESTMENTS
(Cost: $372,981,627)		372,981,627

TOTAL INVESTMENTS IN SECURITIES — 129.51%
(Cost: $1,583,231,828)		1,591,303,331
Other Assets, Less Liabilities — (29.51)%		(362,638,898)

NET ASSETS — 100.00%		$1,228,664,433

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 33.67%

ADVERTISING — 0.11%
Omnicom Group Inc.
3.63%, 05/01/22	$75	$72,677
WPP Finance 2010
4.75%, 11/21/21	50	51,014

		123,691
AEROSPACE & DEFENSE — 0.41%
Boeing Co. (The)
5.00%, 03/15/14	40	40,942
Lockheed Martin Corp.
4.07%, 12/15/42	75	66,251
Northrop Grumman Corp.
3.50%, 03/15/21	75	75,485
Raytheon Co.
3.13%, 10/15/20	60	60,163
4.88%, 10/15/40[a]	25	25,179
United Technologies Corp.
1.80%, 06/01/17	60	60,208
3.10%, 06/01/22	60	58,638
6.05%, 06/01/36	51	61,303

		448,169
AGRICULTURE — 0.40%
Altria Group Inc.
10.20%, 02/06/39	70	105,756
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61	64,395
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	20	20,427
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	60	58,826
Philip Morris International Inc.
2.50%, 08/22/22	100	90,893
5.65%, 05/16/18	40	46,034
Reynolds American Inc.
7.25%, 06/15/37	51	58,752

		445,083
AIRLINES — 0.08%
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[a]	45	46,835

Security	Principal (000s)	Value

Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[a]	$41	$43,838

		90,673
AUTO MANUFACTURERS — 0.09%
Daimler Finance North America LLC
6.50%, 11/15/13	54	54,605
Ford Motor Co.
7.45%, 07/16/31	35	42,087

		96,692
AUTO PARTS & EQUIPMENT — 0.05%
Johnson Controls Inc.
4.25%, 03/01/21	50	51,286

		51,286
BANKS — 6.78%
Bank of America Corp.
3.63%, 03/17/16	100	104,754
5.00%, 05/13/21	50	53,106
5.42%, 03/15/17	200	216,104
5.65%, 05/01/18	50	55,649
5.70%, 01/24/22	50	55,327
5.75%, 12/01/17	100	112,061
7.38%, 05/15/14	40	41,841
Bank of Montreal
2.50%, 01/11/17	100	101,930
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	20	20,155
4.30%, 05/15/14	70	71,927
Bank of Nova Scotia
3.40%, 01/22/15	100	103,607
4.38%, 01/13/21	50	53,651
Barclays Bank PLC
5.20%, 07/10/14	250	259,313
BB&T Corp.
6.85%, 04/30/19	84	100,706
BNP Paribas SA
3.25%, 03/11/15	100	102,958
5.00%, 01/15/21	20	21,263
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)[a]	20	19,455
Citigroup Inc.
4.50%, 01/14/22	80	83,096

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.00%, 09/15/14	$250	$259,676
6.00%, 10/31/33	127	126,885
6.13%, 11/21/17	40	45,595
8.50%, 05/22/19	30	37,889
Comerica Inc.
3.00%, 09/16/15	50	51,924
Credit Suisse New York
5.30%, 08/13/19	100	110,984
Deutsche Bank AG London
6.00%, 09/01/17	72	82,113
Fifth Third Bancorp
3.63%, 01/25/16	60	63,055
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	75	78,321
5.00%, 10/01/14	103	107,555
5.25%, 07/27/21	200	213,970
6.00%, 05/01/14	30	31,016
6.15%, 04/01/18	60	67,750
6.75%, 10/01/37	81	82,875
HSBC Holdings PLC
5.10%, 04/05/21	30	32,650
6.10%, 01/14/42	30	35,448
6.50%, 05/02/36	102	115,015
HSBC USA Inc.
2.38%, 02/13/15	100	102,137
J.P. Morgan Chase & Co.
1.80%, 01/25/18	250	242,707
4.25%, 10/15/20	120	124,844
4.40%, 07/22/20	100	105,142
5.60%, 07/15/41	125	135,078
KeyCorp
5.10%, 03/24/21	50	54,712
KfW
0.50%, 04/19/16	150	149,047
0.63%, 04/24/15	100	100,359
2.63%, 01/25/22	100	98,477
2.75%, 09/08/20	300	304,255
5.13%, 03/14/16	205	227,363
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	142	159,550
Lloyds TSB Bank PLC
4.20%, 03/28/17	60	63,564

Security	Principal (000s)	Value

Morgan Stanley
4.75%, 03/22/17	$20	$21,414
5.50%, 07/24/20	200	217,896
5.75%, 10/18/16	355	393,394
6.00%, 04/28/15	100	107,104
6.38%, 07/24/42	50	55,847
National City Corp.
4.90%, 01/15/15	70	73,623
Northern Trust Corp.
2.38%, 08/02/22	40	36,370
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	100	96,377
Rabobank Nederland
3.88%, 02/08/22	150	148,647
Royal Bank of Canada
2.30%, 07/20/16	100	102,944
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	50	54,109
6.13%, 01/11/21	40	44,424
Toronto-Dominion Bank (The)
2.38%, 10/19/16	60	61,866
UBS AG Stamford
5.88%, 12/20/17	250	285,809
UnionBanCal Corp.
3.50%, 06/18/22	50	48,153
US Bank N.A.
4.80%, 04/15/15	64	67,595
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	35	39,759
Wells Fargo & Co.
1.25%, 02/13/15	30	30,156
5.63%, 12/11/17	140	159,137
Series M
3.45%, 02/13/23	300	278,334
Westpac Banking Corp.
1.60%, 01/12/18[a]	100	97,703
4.20%, 02/27/15	25	26,241
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	30	29,298

		7,463,059
BEVERAGES — 0.68%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	18,368

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

4.13%, 01/15/15	$90	$94,216
7.75%, 01/15/19	60	74,871
8.20%, 01/15/39	55	81,329
Coca-Cola Co. (The)
0.75%, 03/13/15	50	50,085
3.30%, 09/01/21	50	50,520
Diageo Capital PLC
5.88%, 09/30/36	41	47,064
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	51,734
Molson Coors Brewing Co.
3.50%, 05/01/22	50	49,074
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	101	127,566
PepsiCo Inc.
0.75%, 03/05/15	50	50,009
1.25%, 08/13/17	20	19,542
7.90%, 11/01/18	30	37,881

		752,259
BIOTECHNOLOGY — 0.26%
Amgen Inc.
2.13%, 05/15/17	75	75,321
3.63%, 05/15/22 (Call 02/15/22)	50	48,446
5.15%, 11/15/41 (Call 05/15/41)	60	58,626
5.70%, 02/01/19	45	51,263
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	50	53,109

		286,765
BUILDING MATERIALS — 0.04%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	50	47,944

		47,944
CHEMICALS — 0.78%
Agrium Inc.
3.50%, 06/01/23	25	23,492
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	60	56,580
CF Industries Holdings Inc.
7.13%, 05/01/20	50	58,640
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	50	50,893
4.25%, 11/15/20 (Call 08/15/20)	100	104,206

Security	Principal (000s)	Value

5.25%, 11/15/41 (Call 05/15/41)	$20	$19,978
E.I. du Pont de Nemours and Co.
4.25%, 04/01/21	50	52,950
5.25%, 12/15/16	71	79,736
Eastman Chemical Co.
3.00%, 12/15/15	50	52,039
Ecolab Inc.
3.00%, 12/08/16	100	104,579
Monsanto Co.
2.75%, 04/15/16	50	52,116
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	30	30,835
5.63%, 12/01/40	30	31,677
PPG Industries Inc.
3.60%, 11/15/20	50	50,595
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	100	92,707

		861,023
COMMERCIAL SERVICES — 0.05%
ADT Corp. (The)
3.50%, 07/15/22	25	20,821
Western Union Co. (The)
5.25%, 04/01/20	28	29,348

		50,169
COMPUTERS — 0.72%
Apple Inc.
1.00%, 05/03/18	100	95,326
3.85%, 05/04/43	50	42,686
Computer Sciences Corp.
4.45%, 09/15/22	50	48,793
Dell Inc.
4.63%, 04/01/21[a]	60	57,000
EMC Corp.
2.65%, 06/01/20	60	58,420
Hewlett-Packard Co.
4.05%, 09/15/22	20	18,908
4.75%, 06/02/14	75	77,081
6.00%, 09/15/41	50	46,147
International Business Machines Corp.
0.75%, 05/11/15[a]	100	100,272
2.90%, 11/01/21	125	122,746
5.60%, 11/30/39	6	6,852

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.70%, 09/14/17	$100	$114,177

		788,408
COSMETICS & PERSONAL CARE — 0.19%
Colgate-Palmolive Co.
1.30%, 01/15/17	60	59,501
Procter & Gamble Co. (The)
1.80%, 11/15/15	90	92,086
5.55%, 03/05/37	51	59,070

		210,657
DISTRIBUTION & WHOLESALE — 0.10%
Arrow Electronics Inc.
5.13%, 03/01/21	50	51,420
Ingram Micro Inc.
5.25%, 09/01/17	50	53,136

		104,556
DIVERSIFIED FINANCIAL SERVICES — 3.04%
American Express Co.
4.05%, 12/03/42	64	55,795
6.80%, 09/01/66 (Call 09/01/16)[c]	31	33,015
American Express Credit Corp.
2.80%, 09/19/16	100	104,142
Associates Corp. of North America
6.95%, 11/01/18	103	120,164
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	100	109,161
5.70%, 11/15/14	142	150,438
Capital One Bank (USA) N.A.
8.80%, 07/15/19	250	316,663
Credit Suisse (USA) Inc.
5.38%, 03/02/16	42	46,029
Discover Financial Services
5.20%, 04/27/22	50	51,752
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	214,209
7.00%, 04/15/15	150	162,440
8.00%, 12/15/16	100	116,197
General Electric Capital Corp.
1.00%, 01/08/16	100	99,519
2.30%, 04/27/17	115	116,192
4.63%, 01/07/21	50	52,780
5.63%, 09/15/17	153	172,172
5.88%, 01/14/38	72	77,448

Security	Principal (000s)	Value

Series A
3.75%, 11/14/14	$150	$155,582
6.75%, 03/15/32	148	176,916
HSBC Finance Corp.
6.68%, 01/15/21	67	75,289
Jefferies Group LLC
5.13%, 01/20/23	25	24,675
8.50%, 07/15/19	37	44,551
John Deere Capital Corp.
1.40%, 03/15/17	60	59,478
3.90%, 07/12/21[a]	45	47,168
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	100	100,031
6.40%, 08/28/17	58	66,059
Murray Street Investment Trust I
4.65%, 03/09/17[d]	180	190,741
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	50	50,255
3.05%, 02/15/22 (Call 11/15/21)	50	48,897
Nomura Holdings Inc.
4.13%, 01/19/16	60	62,513
ORIX Corp.
3.75%, 03/09/17	50	51,237
Toyota Motor Credit Corp.
1.00%, 02/17/15	60	60,376
1.25%, 10/05/17	30	29,219
3.30%, 01/12/22	60	58,956
3.40%, 09/15/21	40	40,023

		3,340,082
ELECTRIC — 2.11%
Alabama Power Co.
4.10%, 01/15/42	100	90,546
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	60	56,225
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	40	33,732
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	60	67,613
Constellation Energy Group Inc.
4.55%, 06/15/15	52	54,846

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	$70	$67,365
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	40	36,748
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	50	51,220
Dominion Resources Inc.
4.45%, 03/15/21	60	63,945
Series C
4.90%, 08/01/41 (Call 02/01/41)	50	50,325
5.15%, 07/15/15	63	67,851
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	60	59,043
Duke Energy Florida Inc.
6.40%, 06/15/38	35	43,023
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	61,339
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	60	61,403
Exelon Corp.
4.90%, 06/15/15	62	65,775
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	100	100,287
5.35%, 01/15/14[a]	22	22,377
FirstEnergy Solutions Corp.
6.80%, 08/15/39	60	59,228
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	100	92,671
5.95%, 02/01/38	19	22,560
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[d]	40	43,101
Indiana Michigan Power Co.
7.00%, 03/15/19	74	87,739
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	50	53,550
LG&E and KU Energy LLC
2.13%, 11/15/15	50	50,961
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	62	70,399
Mississippi Power Co.
2.35%, 10/15/16	20	20,623
Nevada Power Co.
6.50%, 08/01/18	20	23,982

Security	Principal (000s)	Value

Nisource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)[a]	$60	$57,821
Oncor Electric Delivery Co.
7.00%, 09/01/22	61	74,864
Pacific Gas & Electric Co.
6.05%, 03/01/34	100	113,274
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)[a]	60	55,205
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	104,336
PSEG Power LLC
8.63%, 04/15/31	61	83,548
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	48,691
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	40	37,081
6.00%, 01/15/34	42	50,299
Southern Power Co.
5.15%, 09/15/41	30	30,191
Xcel Energy Inc.
6.50%, 07/01/36	75	91,884

		2,325,671
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
4.25%, 11/15/20	30	32,409

		32,409
ELECTRONICS — 0.17%
Honeywell International Inc.
5.00%, 02/15/19	50	56,191
Koninklijke Philips Electronics NV
3.75%, 03/15/22	60	59,343
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	50	45,776
3.60%, 08/15/21 (Call 05/15/21)	30	29,086

		190,396
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance (USA) Inc.
2.88%, 05/08/22	50	47,309

		47,309
ENVIRONMENTAL CONTROL — 0.16%
Republic Services Inc.
5.50%, 09/15/19	75	84,385

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Waste Management Inc.
2.60%, 09/01/16	$60	$61,559
7.00%, 07/15/28	21	26,121

		172,065
FOOD — 0.61%
Campbell Soup Co.
3.05%, 07/15/17	50	51,844
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	40	41,048
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	100	97,837
Hershey Co. (The)
4.13%, 12/01/20	50	53,297
Kellogg Co.
4.15%, 11/15/19	70	75,123
Kraft Foods Group Inc.
1.63%, 06/04/15	50	50,641
5.00%, 06/04/42	50	48,826
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	50	47,751
Mondelez International Inc.
6.13%, 02/01/18	50	57,411
6.50%, 02/09/40	85	99,321
Safeway Inc.
3.95%, 08/15/20[a]	50	49,604

		672,703
FOREST PRODUCTS & PAPER — 0.17%
Georgia-Pacific LLC
8.00%, 01/15/24	50	64,125
International Paper Co.
7.30%, 11/15/39	60	73,856
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	50	45,189

		183,170
GAS — 0.13%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	40	45,484
Sempra Energy
6.00%, 10/15/39	55	60,766
9.80%, 02/15/19	25	33,415

		139,665

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 0.35%
Baxter International Inc.
1.85%, 01/15/17	$80	$79,989
Boston Scientific Corp.
6.00%, 01/15/20	30	34,246
6.40%, 06/15/16	40	44,856
Covidien International Finance SA
4.20%, 06/15/20	100	106,357
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	50	48,619
4.50%, 03/15/42 (Call 09/15/41)	20	19,662
St. Jude Medical Inc.
2.50%, 01/15/16	50	51,093

		384,822
HEALTH CARE — SERVICES — 0.43%
Aetna Inc.
6.75%, 12/15/37	60	72,673
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	60	60,833
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	25	22,142
7.20%, 06/15/18	25	29,461
UnitedHealth Group Inc.
2.88%, 03/15/23	20	18,528
5.38%, 03/15/16	60	66,265
5.80%, 03/15/36	51	56,796
WellPoint Inc.
3.30%, 01/15/23	50	46,905
5.25%, 01/15/16	60	65,359
5.85%, 01/15/36	30	32,322

		471,284
HOLDING COMPANIES — DIVERSIFIED — 0.03%
Encana Holdings Finance Corp.
5.80%, 05/01/14	30	30,967

		30,967
HOME FURNISHINGS — 0.05%
Whirlpool Corp.
3.70%, 03/01/23[a]	60	57,208

		57,208
HOUSEHOLD PRODUCTS & WARES — 0.11%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	46,964

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Kimberly-Clark Corp.
6.13%, 08/01/17	$63	$73,118

		120,082
INSURANCE — 1.31%
ACE INA Holdings Inc.
2.60%, 11/23/15	60	62,192
Aflac Inc.
3.45%, 08/15/15[a]	50	52,427
Allstate Corp. (The)
5.55%, 05/09/35	32	35,640
American International Group Inc.
4.88%, 06/01/22	50	53,270
5.45%, 05/18/17	90	99,850
5.85%, 01/16/18	20	22,535
8.18%, 05/15/68 (Call 05/15/38)[c]	60	70,500
Aon PLC
4.25%, 12/12/42	50	42,515
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	82	86,687
Berkshire Hathaway Inc.
3.40%, 01/31/22	100	99,478
Chubb Corp. (The)
5.75%, 05/15/18	60	69,023
CNA Financial Corp.
5.88%, 08/15/20	25	28,223
Genworth Financial Inc.
7.63%, 09/24/21[a]	50	58,433
Hartford Financial Services Group Inc.
5.50%, 03/30/20	75	83,180
Lincoln National Corp.
4.20%, 03/15/22	30	30,426
8.75%, 07/01/19	30	38,418
MetLife Inc.
4.13%, 08/13/42	30	26,605
5.00%, 06/15/15	94	100,755
6.40%, 12/15/66 (Call 12/15/31)	25	25,125
Principal Financial Group Inc.
4.63%, 09/15/42	60	56,336
Progressive Corp. (The)
3.75%, 08/23/21	50	50,962
Prudential Financial Inc.
4.50%, 11/16/21[a]	75	78,821
5.63%, 06/15/43 (Call 06/15/23)[c]	60	56,100

Security	Principal (000s)	Value

5.70%, 12/14/36	$26	$27,899
Travelers Companies Inc. (The)
4.60%, 08/01/43	50	49,382
5.80%, 05/15/18	30	34,578

		1,439,360
INTERNET — 0.10%
eBay Inc.
0.70%, 07/15/15	60	60,030
Google Inc.
3.63%, 05/19/21	50	51,608

		111,638
IRON & STEEL — 0.04%
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	50	46,318

		46,318
LODGING — 0.02%
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	20	19,237

		19,237
MACHINERY — 0.22%
Caterpillar Inc.
3.90%, 05/27/21	60	62,223
5.20%, 05/27/41	25	26,614
5.70%, 08/15/16	84	94,662
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	44,983
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	20	18,558

		247,040
MANUFACTURING — 0.29%
3M Co.
5.70%, 03/15/37	50	58,599
Danaher Corp.
2.30%, 06/23/16	50	51,365
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	50	54,937
General Electric Co.
2.70%, 10/09/22	50	46,525
4.13%, 10/09/42	20	18,313
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	60	60,300
3.90%, 09/01/42 (Call 03/01/42)	15	12,989

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

Pentair Finance SA
2.65%, 12/01/19	$20	$18,821

		321,849
MEDIA — 1.46%
CBS Corp.
7.88%, 07/30/30	57	69,238
Comcast Corp.
2.85%, 01/15/23[a]	60	56,255
3.13%, 07/15/22	75	72,580
6.45%, 03/15/37	42	49,868
6.95%, 08/15/37	40	50,057
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	100	99,146
5.00%, 03/01/21	100	102,502
Discovery Communications LLC
4.38%, 06/15/21	100	104,514
NBCUniversal Media LLC
4.38%, 04/01/21	60	64,080
5.95%, 04/01/41	60	67,921
News America Inc.
5.30%, 12/15/14	73	77,165
6.15%, 02/15/41	65	71,568
Time Warner Cable Inc.
6.55%, 05/01/37	81	77,191
6.75%, 06/15/39	35	34,338
7.50%, 04/01/14	50	51,860
8.25%, 04/01/19	50	58,214
Time Warner Inc.
4.75%, 03/29/21	100	107,210
7.70%, 05/01/32	102	129,972
Viacom Inc.
1.25%, 02/27/15	50	50,156
4.50%, 03/01/21	60	61,920
Walt Disney Co. (The)
1.13%, 02/15/17	100	97,899
2.55%, 02/15/22[a]	50	46,717

		1,600,371
MINING — 0.87%
Alcoa Inc.
5.55%, 02/01/17	41	43,406
5.95%, 02/01/37	41	37,357

Security	Principal (000s)	Value

Barrick Gold Corp.
3.85%, 04/01/22[a]	$60	$52,538
Barrick North America Finance LLC
4.40%, 05/30/21	60	55,871
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	100	100,532
2.88%, 02/24/22	100	93,959
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	50	44,384
5.45%, 03/15/43 (Call 09/15/42)[e]	50	43,277
Newmont Mining Corp.
6.25%, 10/01/39	50	47,494
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	50	50,679
5.20%, 11/02/40	45	43,492
9.00%, 05/01/19	28	35,762
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	50	45,083
Southern Copper Corp.
6.75%, 04/16/40	25	23,794
Teck Resources Ltd.
3.85%, 08/15/17	50	51,472
4.50%, 01/15/21 (Call 10/15/20)[a]	40	38,653
Vale Overseas Ltd.
4.63%, 09/15/20[a]	50	49,330
6.25%, 01/23/17	62	68,870
6.88%, 11/21/36	35	34,667

		960,620
MULTI-NATIONAL — 1.43%
Corporacion Andina de Fomento
4.38%, 06/15/22	75	74,312
European Bank for Reconstruction and Development
1.00%, 02/16/17	100	99,679
European Investment Bank
1.13%, 09/15/17	375	369,303
2.13%, 07/15/16	350	361,929
4.00%, 02/16/21	100	107,455
International Bank for Reconstruction and Development
1.00%, 09/15/16	50	50,231
2.13%, 03/15/16	150	155,480

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

International Finance Corp.
1.13%, 11/23/16	$150	$150,804
Nordic Investment Bank
0.50%, 04/14/16	200	198,877

		1,568,070
OFFICE & BUSINESS EQUIPMENT — 0.07%
Xerox Corp.
4.25%, 02/15/15	50	52,128
5.63%, 12/15/19	25	27,523

		79,651
OIL & GAS — 2.41%
Anadarko Petroleum Corp.
5.95%, 09/15/16	72	80,780
6.20%, 03/15/40	50	56,940
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	50	47,654
BP Capital Markets PLC
3.13%, 10/01/15	50	52,303
3.25%, 05/06/22	50	47,671
3.56%, 11/01/21	60	59,074
3.88%, 03/10/15	60	62,848
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61	68,749
Cenovus Energy Inc.
6.75%, 11/15/39	50	59,663
Chevron Corp.
4.95%, 03/03/19	100	113,608
ConocoPhillips
5.75%, 02/01/19	100	115,522
ConocoPhillips Holding Co.
6.95%, 04/15/29	34	42,801
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	30	27,967
7.95%, 04/15/32	37	48,215
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	50	46,048
Ensco PLC
4.70%, 03/15/21	60	63,584
EOG Resources Inc.
4.10%, 02/01/21	60	62,724
EQT Corp.
4.88%, 11/15/21	25	25,256

Security	Principal (000s)	Value

Hess Corp.
7.13%, 03/15/33	$51	$60,458
Husky Energy Inc.
7.25%, 12/15/19	50	60,959
Marathon Oil Corp.
6.00%, 10/01/17	48	54,574
Marathon Petroleum Corp.
5.13%, 03/01/21	50	53,776
Nabors Industries Inc.
4.63%, 09/15/21	75	74,369
Nexen Inc.
6.20%, 07/30/19	50	57,487
7.50%, 07/30/39	30	36,574
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	30	33,839
Noble Holding International Ltd.
5.25%, 03/15/42	50	45,815
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)[a]	100	90,720
Phillips 66
4.30%, 04/01/22	100	101,058
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	49,074
Shell International Finance BV
3.10%, 06/28/15	100	104,365
6.38%, 12/15/38	60	74,701
Statoil ASA
2.45%, 01/17/23	100	90,975
5.25%, 04/15/19	60	68,150
Suncor Energy Inc.
6.10%, 06/01/18	100	116,248
6.50%, 06/15/38	30	35,085
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	48,696
Total Capital International SA
1.50%, 02/17/17	50	49,742
Total Capital SA
4.13%, 01/28/21[a]	100	105,234
Transocean Inc.
6.00%, 03/15/18	35	38,791
6.50%, 11/15/20	60	66,255
Valero Energy Corp.
6.13%, 02/01/20	50	56,862

		2,655,214

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.26%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$50	$49,758
Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)[a]	50	49,624
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	48,013
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	46,163
Weatherford International Ltd.
9.63%, 03/01/19	75	94,151

		287,709
PHARMACEUTICALS — 1.37%
Abbott Laboratories
5.30%, 05/27/40	50	55,129
AbbVie Inc.
2.90%, 11/06/22	25	23,358
4.40%, 11/06/42	75	69,679
Allergan Inc.
3.38%, 09/15/20	10	10,108
AmerisourceBergen Corp.
5.88%, 09/15/15	61	66,612
AstraZeneca PLC
4.00%, 09/18/42	30	26,230
6.45%, 09/15/37	50	60,020
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45	52,370
Cardinal Health Inc.
3.20%, 03/15/23	50	46,096
Eli Lilly and Co.
5.55%, 03/15/37	41	45,574
Express Scripts Holding Co.
2.10%, 02/12/15	60	60,999
4.75%, 11/15/21	20	21,252
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	38	43,729
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100	95,007
Johnson & Johnson
4.85%, 05/15/41	30	32,113
5.55%, 08/15/17	50	57,325
McKesson Corp.
5.70%, 03/01/17	61	68,255

Security	Principal (000s)	Value

Medco Health Solutions Inc.
2.75%, 09/15/15	$50	$51,517
Merck & Co. Inc.
4.75%, 03/01/15	90	95,585
5.85%, 06/30/39	50	57,665
Novartis Capital Corp.
2.40%, 09/21/22	30	27,564
Novartis Securities Investment Ltd.
5.13%, 02/10/19	60	68,280
Pfizer Inc.
3.00%, 06/15/23	100	94,671
7.20%, 03/15/39	40	54,358
Sanofi
1.20%, 09/30/14	50	50,356
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	61	70,147
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	46,616
Wyeth LLC
5.50%, 02/01/14	53	54,091

		1,504,706
PIPELINES — 1.00%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	26,724
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	60	60,471
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	100	102,600
6.50%, 02/01/42 (Call 08/01/41)	30	32,116
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	60	56,878
5.70%, 02/15/42	50	53,250
Series G
5.60%, 10/15/14	72	75,779
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	93,438
3.95%, 09/01/22 (Call 06/01/22)	50	48,881
6.50%, 02/01/37	52	58,010
Magellan Midstream Partners LP
4.25%, 02/01/21	20	20,837
ONEOK Inc.
6.00%, 06/15/35	26	23,495

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	$30	$31,089
3.38%, 10/01/22 (Call 07/01/22)	50	45,731
Plains All American Pipeline LP
3.95%, 09/15/15	80	84,854
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	60	53,380
TransCanada PipeLines Ltd.
7.13%, 01/15/19	74	89,225
7.63%, 01/15/39	35	46,718
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	45,689
5.25%, 03/15/20	44	47,394

		1,096,559
REAL ESTATE — 0.05%
ProLogis LP
6.88%, 03/15/20 (Call 12/16/19)	50	57,773

		57,773
REAL ESTATE INVESTMENT TRUSTS — 0.66%
American Tower Corp.
5.05%, 09/01/20	50	50,939
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	45,864
Boston Properties LP
4.13%, 05/15/21	50	50,901
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	48,656
ERP Operating LP
5.25%, 09/15/14	54	56,430
HCP Inc.
6.70%, 01/30/18	54	62,968
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	60	62,360
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	60	59,564
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23 (Call 07/15/23)	25	22,910
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	50	50,385
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)	90	95,023
5.65%, 02/01/20 (Call 11/01/19)	50	56,652

Security	Principal (000s)	Value

Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	$60	$59,995

		722,647
RETAIL — 0.98%
Costco Wholesale Corp.
5.50%, 03/15/17	41	46,323
CVS Caremark Corp.
4.75%, 05/18/20 (Call 12/18/19)	25	27,321
5.75%, 05/15/41 (Call 11/15/40)	35	39,441
Home Depot Inc. (The)
5.40%, 03/01/16	62	68,625
5.88%, 12/16/36	63	72,848
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	25	24,738
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	30	30,932
6.88%, 02/15/28	25	30,951
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	50	55,333
McDonald’s Corp.
3.70%, 02/15/42	50	43,565
5.35%, 03/01/18	50	56,933
Target Corp.
2.90%, 01/15/22	30	29,081
7.00%, 01/15/38	103	134,328
Wal-Mart Stores Inc.
3.25%, 10/25/20	75	75,947
4.25%, 04/15/21	95	102,017
5.00%, 10/25/40	20	20,955
5.63%, 04/15/41	75	85,959
6.50%, 08/15/37	50	62,379
Walgreen Co.
3.10%, 09/15/22	50	46,608
4.40%, 09/15/42[a]	25	22,584

		1,076,868
SEMICONDUCTORS — 0.13%
Intel Corp.
1.35%, 12/15/17	50	48,924
1.95%, 10/01/16	60	61,436
4.25%, 12/15/42	30	26,910

		137,270

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

SOFTWARE — 0.37%
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	$50	$46,653
Microsoft Corp.
1.63%, 09/25/15	50	51,063
3.75%, 05/01/43 (Call 11/01/42)[a]	50	43,178
4.50%, 10/01/40	30	29,188
Oracle Corp.
1.20%, 10/15/17	30	29,108
5.25%, 01/15/16	132	145,256
5.38%, 07/15/40	60	65,588

		410,034
TELECOMMUNICATIONS — 1.95%
America Movil SAB de CV
5.00%, 03/30/20	150	159,028
AT&T Inc.
1.70%, 06/01/17	60	59,451
2.95%, 05/15/16	75	78,202
3.88%, 08/15/21	100	101,183
5.35%, 09/01/40	50	49,598
6.55%, 02/15/39	90	103,446
BellSouth Corp.
6.00%, 11/15/34	42	42,212
British Telecommunications PLC
9.63%, 12/15/30	31	46,483
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	50	50,955
Cisco Systems Inc.
4.45%, 01/15/20	40	43,773
5.50%, 02/22/16	61	67,761
5.50%, 01/15/40	30	33,088
Corning Inc.
4.75%, 03/15/42[a]	50	48,801
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61	84,987
Juniper Networks Inc.
4.60%, 03/15/21	40	40,248
Motorola Solutions Inc.
3.50%, 03/01/23	60	55,395
New Cingular Wireless Services Inc.
8.75%, 03/01/31	60	85,976

Security	Principal (000s)	Value

Orange
8.50%, 03/01/31	$57	$76,968
Qwest Corp.
6.75%, 12/01/21	60	65,530
6.88%, 09/15/33 (Call 09/30/13)	31	30,380
Rogers Wireless Inc.
6.38%, 03/01/14	61	62,717
Telecom Italia Capital SA
5.25%, 10/01/15	100	103,570
Telefonica Emisiones SAU
3.99%, 02/16/16	60	61,892
Telefonica Europe BV
8.25%, 09/15/30	37	43,454
Verizon Communications Inc.
2.00%, 11/01/16	50	50,836
3.50%, 11/01/21	100	98,032
5.55%, 02/15/16	72	79,357
7.35%, 04/01/39	114	139,922
Vodafone Group PLC
4.38%, 03/16/21	50	52,030
4.38%, 02/19/43	70	61,752
5.75%, 03/15/16	62	68,691

		2,145,718
TRANSPORTATION — 0.51%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	60	56,677
6.15%, 05/01/37	62	70,356
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	50	48,196
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	60	63,019
6.22%, 04/30/40	25	29,107
FedEx Corp.
3.88%, 08/01/42	20	16,801
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	60	57,268
4.84%, 10/01/41	37	36,440
Union Pacific Corp.
5.78%, 07/15/40	80	91,012
United Parcel Service Inc.
2.45%, 10/01/22	50	46,382

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

3.63%, 10/01/42	$50	$43,036

		558,294

TOTAL CORPORATE BONDS & NOTES
(Cost: $36,487,434)		37,035,213

FOREIGN AGENCY OBLIGATIONS[f] — 2.14%

BRAZIL — 0.25%
Petrobras International Finance Co.
3.50%, 02/06/17	50	49,960
5.38%, 01/27/21	100	97,748
5.75%, 01/20/20	124	126,298

		274,006
CANADA — 0.70%
Export Development Canada
3.13%, 04/24/14	74	75,266
Hydro-Quebec
2.00%, 06/30/16[a]	70	71,871
Manitoba (Province of)
1.30%, 04/03/17	60	60,026
Nova Scotia (Province of)
2.38%, 07/21/15	60	62,023
Ontario (Province of)
1.65%, 09/27/19	50	47,617
2.30%, 05/10/16	50	51,741
4.40%, 04/14/20[a]	150	164,927
4.95%, 11/28/16[a]	100	111,829
Quebec (Province of)
5.00%, 03/01/16	82	90,272
7.50%, 09/15/29	22	29,600

		765,172
JAPAN — 0.09%
Japan Finance Corp.
2.50%, 01/21/16	100	103,941

		103,941
MEXICO — 0.27%
Pemex Project Funding Master Trust
5.75%, 03/01/18	100	110,000
6.63%, 06/15/35	102	105,060
Petroleos Mexicanos
5.50%, 01/21/21	60	63,300
5.50%, 06/27/44[a]	25	21,625

		299,985

Security	Principal (000s)	Value

NETHERLANDS — 0.01%
Petrobras Global Finance BV
5.63%, 05/20/43	$20	$16,350

		16,350
SOUTH KOREA — 0.27%
Export-Import Bank of Korea (The)
5.88%, 01/14/15	100	106,063
Korea Development Bank (The)
1.50%, 01/22/18[a]	200	189,690

		295,753
SUPRANATIONAL — 0.44%
Asian Development Bank
0.50%, 06/20/16	250	248,206
1.75%, 03/21/19	20	19,789
Inter-American Development Bank
3.88%, 02/14/20	110	120,228
5.13%, 09/13/16	83	93,498

		481,721
SWEDEN — 0.11%
Svensk Exportkredit AB
2.13%, 07/13/16	60	61,891
5.13%, 03/01/17	50	56,658

		118,549

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $2,355,563)		2,355,477

FOREIGN GOVERNMENT OBLIGATIONS[f] — 2.38%

BRAZIL — 0.40%
Brazil (Federative Republic of)
4.88%, 01/22/21	200	209,500
6.00%, 01/17/17	150	167,550
7.13%, 01/20/37	30	34,200
8.00%, 01/15/18	29	32,625

		443,875
CANADA — 0.07%
Canada (Government of)
0.88%, 02/14/17	75	74,633

		74,633
COLOMBIA — 0.26%
Colombia (Republic of)
6.13%, 01/18/41[a]	100	105,000

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

7.38%, 03/18/19[a]	$150	$179,812

		284,812
ITALY — 0.19%
Italy (Republic of)
4.50%, 01/21/15	100	104,515
5.38%, 06/12/17[a]	100	108,381

		212,896
MEXICO — 0.33%
United Mexican States
3.63%, 03/15/22[a]	178	173,550
7.50%, 04/08/33	154	192,500

		366,050
PANAMA — 0.15%
Panama (Republic of)
5.20%, 01/30/20[a]	150	163,500

		163,500
PERU — 0.11%
Peru (Republic of)
7.13%, 03/30/19	100	119,000

		119,000
PHILIPPINES — 0.32%
Philippines (Republic of the)
6.38%, 10/23/34	200	226,700
8.38%, 06/17/19	100	124,750

		351,450
POLAND — 0.05%
Poland (Republic of)
6.38%, 07/15/19	50	57,325

		57,325
SOUTH AFRICA — 0.17%
South Africa (Republic of)
4.67%, 01/17/24[a]	200	186,000

		186,000
TURKEY — 0.29%
Turkey (Republic of)
3.25%, 03/23/23[a]	200	163,500
4.88%, 04/16/43	200	155,500

		319,000

Security	Principal (000s)	Value

URUGUAY — 0.04%
Uruguay (Republic of)
7.63%, 03/21/36	$35	$41,913

		41,913

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,797,109)		2,620,454

MUNICIPAL DEBT OBLIGATIONS — 1.35%

CALIFORNIA — 0.48%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
Series S1
7.04%, 04/01/50	40	48,766
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29 (GTD)	30	30,548
Los Angeles Community College District GO BAB
6.75%, 08/01/49	30	36,717
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	30	37,015
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	75	91,276
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	30	32,599
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	50	54,714
State of California GO
6.20%, 10/01/19	20	23,267
State of California GO BAB
7.30%, 10/01/39	135	168,692

		523,594

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

COLORADO — 0.04%
Denver City & County School District No. 1 COP Lease Appropriation
Series B
4.24%, 12/15/37	$50	$45,648

		45,648
GEORGIA — 0.04%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M, Series 2010A
6.66%, 04/01/57	40	41,590

		41,590
ILLINOIS — 0.12%
State of Illinois GO
5.10%, 06/01/33	145	127,214

		127,214
MASSACHUSETTS — 0.07%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	75	72,607

		72,607
NEW JERSEY — 0.15%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/23 (AGM)	100	63,264
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	100	106,427

		169,691
NEW YORK — 0.24%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	40	52,259
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	40	44,879

Security	Principal (000s)	Value

Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.86%, 12/01/24 (GOI)	$100	$113,960
State of New York GO BAB
5.97%, 03/01/36	50	56,145

		267,243
OHIO — 0.11%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
Series E
6.27%, 02/15/50	50	51,090
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	70	69,555

		120,645
OREGON — 0.05%
State of Oregon GO
5.89%, 06/01/27	50	57,671

		57,671
TEXAS — 0.05%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	50	55,419

		55,419

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,484,031)		1,481,322

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 59.21%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.61%
Federal Home Loan Banks
5.00%, 11/17/17[a]	670	766,990
5.50%, 08/13/14	520	546,082
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18[a]	300	289,810
1.25%, 08/01/19	380	360,232
1.75%, 05/30/19[a]	140	137,315
2.38%, 01/13/22[a]	126	120,843
4.50%, 01/15/15	1,050	1,110,342

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Principal (000s)	Value

4.88%, 06/13/18[a]	$704	$805,473
6.75%, 03/15/31	161	218,363
Federal National Mortgage Association
1.25%, 01/30/17	260	261,202
5.00%, 04/15/15	1,800	1,935,870
5.38%, 06/12/17	310	356,390
6.63%, 11/15/30	240	320,002
Tennessee Valley Authority
3.50%, 12/15/42	50	39,984

		7,268,898
U.S. GOVERNMENT OBLIGATIONS — 52.60%
U.S. Treasury Bonds
2.75%, 08/15/42	670	556,489
2.88%, 05/15/43	200	170,184
3.00%, 05/15/42	420	368,815
3.13%, 02/15/43	730	655,569
3.75%, 08/15/41[a]	420	427,728
3.88%, 08/15/40[a]	630	657,279
4.25%, 11/15/40[a]	610	677,033
4.38%, 05/15/41	110	124,551
4.50%, 08/15/39[a]	788	910,589
4.75%, 02/15/41[a]	660	792,244
5.25%, 02/15/29[a]	310	384,257
5.38%, 02/15/31[a]	160	202,645
6.25%, 05/15/30	360	496,292
7.63%, 02/15/25[a]	590	864,055
U.S. Treasury Notes
0.25%, 02/15/15	3,540	3,539,221
0.25%, 02/28/15	1,860	1,859,442
0.25%, 07/15/15[a]	1,720	1,716,130
0.38%, 11/15/14	50	50,106
0.38%, 04/15/15	1,720	1,721,944
0.63%, 08/15/16	450	448,258
0.63%, 11/30/17	1,560	1,513,200
0.75%, 10/31/17[a]	420	410,311
0.88%, 12/31/16	2,920	2,913,372
0.88%, 02/28/17	1,460	1,452,700
0.88%, 07/31/19	1,120	1,054,861
1.00%, 09/30/16[a]	110	110,589
1.00%, 10/31/16	2,380	2,389,924
1.13%, 12/31/19[a]	520	491,764
1.25%, 02/29/20	480	455,438
1.38%, 07/31/18[a]	550	544,736

Security	Principal or Shares (000s)	Value

1.50%, 08/31/18[a]	$2,920	$2,905,458
1.50%, 03/31/19[a]	840	826,610
1.63%, 11/15/22	480	438,206
1.75%, 05/15/22	290	270,793
1.75%, 05/15/23	895	818,370
1.88%, 06/30/15	1,720	1,767,386
2.00%, 04/30/16[a]	1,980	2,051,240
2.00%, 07/31/20	200	197,564
2.00%, 11/15/21	530	510,602
2.00%, 02/15/22[a]	1,360	1,303,601
2.00%, 02/15/23	340	319,644
2.13%, 05/31/15	1,720	1,773,372
2.13%, 02/29/16[a]	1,560	1,620,294
2.38%, 02/28/15	1,200	1,237,416
2.38%, 07/31/17	2,640	2,758,272
2.38%, 05/31/18[a]	460	478,216
2.38%, 06/30/18	1,020	1,059,474
2.50%, 03/31/15[a]	1,910	1,976,048
2.63%, 04/30/18[a]	180	189,236
3.00%, 02/28/17[a]	1,110	1,185,802
3.13%, 05/15/21[a]	480	506,112
3.25%, 03/31/17	262	282,229
3.63%, 08/15/19	1,420	1,558,706
3.63%, 02/15/21[a]	330	360,492
4.63%, 11/15/16	2,276	2,543,908
8.13%, 08/15/19[a]	710	961,823

		57,860,600

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $64,912,556)		65,129,498

SHORT-TERM INVESTMENTS — 23.62%

MONEY MARKET FUNDS — 23.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,g,h]	22,801	22,800,827
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b,g,h]	2,114	2,114,052

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2013

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,g]	1,073	$1,072,815

		25,987,694

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,987,694)		25,987,694

TOTAL INVESTMENTS IN SECURITIES — 122.37%
(Cost: $134,024,387)		134,609,658
Other Assets, Less Liabilities — (22.37)%		(24,603,101)

NET ASSETS — 100.00%		$110,006,557

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® AGENCY BOND ETF

August 31, 2013

Security		Principal (000s)	Value

CORPORATE BONDS & NOTES — 3.57%

DIVERSIFIED FINANCIAL SERVICES — 3.57%
NCUA Guaranteed Notes Trust (U.S. Government Guaranteed)
Series A2
1.40%, 06/12/15		$980	$995,475
Series A5
3.45%, 06/12/21		999	1,035,177
Private Export Funding Corp. (U.S. Government Guaranteed)
2.80%, 05/15/22		1,000	970,420
4.38%, 03/15/19		7,002	7,848,242
4.95%, 11/15/15		1,996	2,182,562
Series JJ
1.88%, 07/15/18		1,000	996,590

			14,028,466

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,400,737)			14,028,466

FOREIGN GOVERNMENT OBLIGATIONS[a] — 4.51%

EGYPT — 2.74%
Egypt (Arab Republic of)
4.45%, 09/15/15		10,000	10,779,850

			10,779,850
ISRAEL — 1.77%
Israel (State of)
0.00%, 09/15/20		1,104	915,979
0.00%, 03/15/22		3,000	2,296,710
5.50%, 09/18/23		2,078	2,452,623
5.50%, 12/04/23		487	576,703
5.50%, 04/26/24		600	707,064

			6,949,079

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $17,899,396)			17,728,929

U.S. GOVERNMENT AGENCY OBLIGATIONS — 89.25%
Federal Farm Credit Banks Funding Corp.
0.50%, 12/04/15	(Call 09/19/13)	2,600	2,596,727
1.05%, 07/08/16	(Call 01/08/14)	8,305	8,318,612
1.69%, 04/09/20	(Call 04/09/14)	50	46,740

Security		Principal (000s)	Value

3.50%, 07/17/23	(Call 07/17/14)	$250	$246,502
4.88%, 01/27/20		250	286,863
5.13%, 07/09/29		267	305,432
5.15%, 11/15/19		3,889	4,494,101
5.41%, 04/17/36		250	289,163
Federal Home Loan Bank of Chicago
5.63%, 06/13/16		600	673,095
Federal Home Loan Banks
0.50%, 11/20/15[b]		3,800	3,800,359
1.00%, 06/09/17[b]		3,000	2,958,170
1.95%, 07/24/18	(Call 07/24/15)	350	347,409
2.75%, 12/12/14		1,830	1,888,126
2.75%, 06/08/18		100	104,040
3.13%, 03/11/16		4,860	5,152,590
3.13%, 12/08/17		385	406,002
4.50%, 09/13/19		1,500	1,693,184
5.25%, 12/11/20		1,500	1,760,986
5.38%, 08/15/18[b]		1,385	1,611,713
5.38%, 05/15/19		335	395,229
5.50%, 07/15/36[b]		230	273,235
5.75%, 06/12/26		1,000	1,205,379
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19		3,723	3,083,053
0.42%, 06/19/15	(Call 12/19/13)	1,300	1,298,483
0.50%, 04/17/15[b]		1,207	1,210,371
0.50%, 09/25/15	(Call 09/25/13)	5,000	4,986,365
0.50%, 11/27/15	(Call 11/27/13)	7,000	6,967,891
0.63%, 12/29/14		29,800	29,940,292
0.75%, 11/25/14		5,000	5,031,054
0.88%, 10/14/16		4	3,990
0.88%, 03/07/18[b]		175	169,056
1.14%, 10/15/18	(Call 10/15/14)	1,300	1,234,951
1.20%, 06/12/18	(Call 12/12/13)	10,000	9,647,730
1.25%, 08/01/19		810	767,862
2.38%, 01/13/22[b]		9,050	8,679,585
2.50%, 05/27/16		985	1,031,726
4.38%, 07/17/15[b]		7,278	7,820,644
4.75%, 11/17/15		889	971,632
6.75%, 09/15/29[b]		371	498,967
6.75%, 03/15/31		4,303	5,836,124
Federal National Mortgage Association
0.00%, 06/01/17		40,447	38,398,125
0.00%, 02/01/19		3,000	2,618,208
0.00%, 10/09/19		400	334,926

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

August 31, 2013

Security		Principal (000s)	Value

0.00%, 05/15/30		$161	$79,591
0.38%, 07/05/16		8,600	8,493,757
0.63%, 08/26/16[b]		17,500	17,359,944
0.65%, 03/28/16	(Call 11/28/13)	5,000	4,968,165
0.75%, 12/19/14		2,000	2,012,837
0.88%, 08/28/14		100	100,686
1.00%, 09/20/17		11,735	11,480,315
1.25%, 06/20/18	(Call 12/20/13)	18,952	18,313,355
1.55%, 10/15/19	(Call 10/15/13)	3,000	2,839,305
1.63%, 10/26/15		1,506	1,542,015
2.25%, 03/15/16[b]		19,635	20,361,350
2.38%, 04/11/16		1,692	1,764,650
2.63%, 11/20/14		1,988	2,045,233
3.00%, 09/16/14		17	17,492
4.38%, 10/15/15		34,187	36,974,372
5.38%, 07/15/16[b]		1,857	2,094,484
5.63%, 07/15/37		91	111,191
6.00%, 04/18/36	(Call 04/18/16)	1,167	1,278,694
6.21%, 08/06/38		647	818,120
6.63%, 11/15/30[b]		477	636,004
7.13%, 01/15/30		1,325	1,844,701
7.25%, 05/15/30[b]		2,003	2,824,403
8.28%, 01/10/25		350	498,755
Financing Corp. (The)
0.00%, 10/06/17		2,686	2,507,604
0.00%, 11/02/18		1,000	908,154
0.00%, 06/06/19		1,000	880,227
8.60%, 09/26/19		6,500	8,833,936
9.40%, 02/08/18		390	519,563
9.80%, 04/06/18		1,495	2,023,013
10.35%, 08/03/18		7,290	10,192,999
10.70%, 10/06/17		780	1,063,759
Tennessee Valley Authority
1.88%, 08/15/22		1,000	884,714
3.50%, 12/15/42		1,000	799,683
4.38%, 06/15/15		1,865	1,991,591
4.50%, 04/01/18[b]		1,216	1,355,811
4.63%, 09/15/60		511	482,821
5.25%, 09/15/39[b]		1,750	1,914,954
5.50%, 07/18/17[b]		1,000	1,153,288
5.88%, 04/01/36[b]		3,150	3,789,710

Security	Principal or Shares (000s)	Value

6.75%, 11/01/25	$487	$633,060
7.13%, 05/01/30	2,400	3,216,095

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $351,622,149)		350,995,093

SHORT-TERM INVESTMENTS — 16.77%

MONEY MARKET FUNDS — 16.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	52,302	52,301,824
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	4,849	4,849,331
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	8,819	8,819,420

		65,970,575

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,970,575)		65,970,575

TOTAL INVESTMENTS IN SECURITIES — 114.10%
(Cost: $449,892,857)		448,723,063
Other Assets, Less Liabilities — (14.10)%		(55,448,247)

NET ASSETS — 100.00%		$393,274,816

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® MBS ETF

August 31, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.62%

MORTGAGE-BACKED SECURITIES — 99.62%
Federal Home Loan Mortgage Corp.
1.78%, 06/01/43[a]	$2,613	$2,618,302
2.48%, 05/01/43[a]	1,503	1,464,292
2.50%, 02/01/28	28,578	28,407,884
2.50%, 09/01/28[b]	91,087	90,360,692
2.50%, 09/01/43[b]	8,500	7,705,781
2.51%, 08/01/43[a]	538	524,830
2.61%, 01/01/42[a]	8,301	8,568,435
2.65%, 12/01/38[a]	4,688	4,974,192
2.93%, 05/01/42[a]	3,003	3,025,718
2.97%, 09/01/41[a]	7,832	8,156,954
2.99%, 11/01/40[a]	5,051	5,264,139
3.00%, 04/01/27	3,215	3,292,216
3.00%, 05/01/27	27,199	27,868,254
3.00%, 06/01/27	7,572	7,756,364
3.00%, 07/01/27	737	753,833
3.00%, 08/01/27	2,333	2,387,861
3.00%, 09/01/27	12,939	13,249,745
3.00%, 11/01/27	3,388	3,469,470
3.00%, 12/01/27	2,289	2,345,388
3.00%, 01/01/28	1,352	1,384,853
3.00%, 09/01/28[b]	12,000	12,275,625
3.00%, 05/01/33	12,236	12,078,586
3.00%, 01/01/43	20,297	19,442,587
3.00%, 02/01/43	63,997	61,303,718
3.00%, 03/01/43	19,557	18,734,306
3.00%, 09/01/43[b]	92,676	88,621,863
3.14%, 11/01/40[a]	2,711	2,830,515
3.25%, 08/01/41[a]	1,303	1,358,032
3.34%, 07/01/41[a]	557	577,659
3.35%, 11/01/40[a]	5,064	5,274,636
3.42%, 11/01/41[a]	10,892	11,340,728
3.50%, 11/01/25	12,288	12,838,246
3.50%, 03/01/26	6,862	7,169,198
3.50%, 06/01/26	3,228	3,372,302
3.50%, 08/01/26	3,351	3,501,089
3.50%, 09/01/28[b]	4,000	4,175,625
3.50%, 03/01/32	15,337	15,632,069
3.50%, 08/01/32	16,344	16,745,499

Security	Principal (000s)	Value

3.50%, 10/01/42	$82,705	$82,529,640
3.50%, 11/01/42	4,860	4,849,435
3.50%, 05/01/43	31,350	31,283,201
3.50%, 06/01/43	6,216	6,203,649
3.50%, 09/01/43[b]	62,500	62,304,687
4.00%, 05/01/25	8,945	9,418,739
4.00%, 10/01/25	6,295	6,628,424
4.00%, 02/01/26	6,536	6,892,508
4.00%, 05/01/26	10,646	11,226,405
4.00%, 09/01/28[b]	12,243	12,876,193
4.00%, 01/01/41	23,106	23,832,906
4.00%, 02/01/41	13,131	13,544,231
4.00%, 03/01/41	9,293	9,587,959
4.00%, 09/01/41	17,104	17,671,428
4.00%, 11/01/41	5,633	5,811,191
4.00%, 12/01/41	3,493	3,603,837
4.00%, 01/01/42	9,430	9,728,643
4.00%, 02/01/42	26,310	27,171,417
4.00%, 03/01/42	10,733	11,075,425
4.00%, 06/01/42	13,150	13,566,586
4.00%, 09/01/43[b]	5,873	6,054,696
4.50%, 04/01/22	4,448	4,698,127
4.50%, 05/01/23	6,804	7,176,361
4.50%, 07/01/24	3,669	3,862,834
4.50%, 08/01/24	1,167	1,228,322
4.50%, 09/01/24	1,966	2,069,255
4.50%, 10/01/24	2,947	3,102,984
4.50%, 09/01/28[b]	10,331	10,871,763
4.50%, 08/01/30	7,501	7,931,791
4.50%, 03/01/39	18,365	19,330,761
4.50%, 05/01/39	20,150	21,205,566
4.50%, 06/01/39	12,362	13,008,794
4.50%, 09/01/39	2,267	2,385,534
4.50%, 10/01/39	34,801	36,621,359
4.50%, 11/01/39	1,986	2,089,448
4.50%, 12/01/39	5,248	5,521,355
4.50%, 01/01/40	2,192	2,307,342
4.50%, 08/01/40	7,281	7,669,561
4.50%, 09/01/40	19,111	20,130,753
4.50%, 11/01/40	17,841	18,792,451
4.50%, 02/01/41	16,312	17,207,445
4.50%, 05/01/41	16,772	17,838,442
4.50%, 08/01/41	5,743	6,058,208

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2013

Security	Principal (000s)	Value

5.00%, 11/01/18	$2,322	$2,457,534
5.00%, 08/01/19	3,546	3,752,935
5.00%, 12/01/24	7,059	7,491,459
5.00%, 08/01/25	4,804	5,205,970
5.00%, 06/01/26	6,204	6,695,376
5.00%, 09/01/28[b]	161	170,408
5.00%, 06/01/33	1,873	2,008,534
5.00%, 12/01/33	7,036	7,574,972
5.00%, 07/01/35	23,325	24,970,101
5.00%, 01/01/36	3,978	4,257,000
5.00%, 01/01/37	4,635	4,960,074
5.00%, 02/01/37	3,902	4,175,236
5.00%, 02/01/38	5,636	6,031,221
5.00%, 03/01/38	19,133	20,446,027
5.00%, 12/01/38	4,080	4,359,501
5.00%, 08/01/39	23,986	25,848,295
5.00%, 01/01/40	1,732	1,852,410
5.00%, 04/01/40	2,093	2,250,109
5.00%, 07/01/40	1,153	1,240,223
5.00%, 08/01/40	15,872	17,361,777
5.00%, 09/01/40	8,687	9,341,704
5.00%, 08/01/41	11,831	12,893,025
5.00%, 09/01/43[b]	31	33,698
5.19%, 12/01/33[a]	270	283,998
5.50%, 10/01/23	10,241	11,077,353
5.50%, 09/01/24	8,898	9,623,754
5.50%, 07/01/31	1	558
5.50%, 04/01/32	115	124,528
5.50%, 09/01/32	319	346,411
5.50%, 10/01/32	70	76,169
5.50%, 12/01/32	34	36,271
5.50%, 04/01/33	2	2,046
5.50%, 05/01/33	53	57,387
5.50%, 06/01/33	70	76,432
5.50%, 07/01/33	155	168,174
5.50%, 09/01/33	7	7,204
5.50%, 10/01/33	792	860,278
5.50%, 01/01/34	4	4,505
5.50%, 02/01/34	6,316	6,866,427
5.50%, 03/01/34	1,432	1,553,802
5.50%, 08/01/34	149	161,068
5.50%, 10/01/34	979	1,063,456
5.50%, 11/01/34	13	13,934

Security	Principal (000s)	Value

5.50%, 12/01/34	$910	$988,772
5.50%, 01/01/35	12,127	13,167,246
5.50%, 02/01/35	3,093	3,354,380
5.50%, 04/01/35	524	564,804
5.50%, 05/01/35	5,781	6,236,445
5.50%, 06/01/35	15,955	17,281,246
5.50%, 07/01/35	64	69,975
5.50%, 08/01/35	169	182,291
5.50%, 10/01/35	567	612,213
5.50%, 12/01/35	3,180	3,448,362
5.50%, 02/01/36	4	4,718
5.50%, 03/01/36	194	209,632
5.50%, 05/01/36	4,248	4,574,555
5.50%, 07/01/36	8,712	9,384,457
5.50%, 08/01/36	1,124	1,212,517
5.50%, 04/01/38	9,071	9,768,702
5.50%, 05/01/38	3,193	3,438,446
5.50%, 12/01/38	38	41,270
5.50%, 01/01/39	12,643	13,739,066
5.50%, 09/01/39	6,316	6,821,861
5.50%, 11/01/39	13,916	15,040,205
5.50%, 09/01/43[b]	163	175,887
6.00%, 09/01/36	3,693	4,021,881
6.00%, 10/01/36	3,069	3,388,897
6.00%, 02/01/37	3,179	3,462,260
6.00%, 11/01/37	13,006	14,156,622
6.00%, 09/01/38	23,320	25,481,174
6.00%, 09/01/43[b]	19,372	21,112,856
Federal National Mortgage Association
1.94%, 04/01/43[a]	4,656	4,684,641
2.10%, 06/01/43[a]	10,762	10,625,777
2.45%, 02/01/42[a]	11,771	12,078,619
2.50%, 08/01/42[a]	15,989	16,169,450
2.50%, 05/01/27	20,576	20,452,442
2.50%, 10/01/27	19,692	19,574,174
2.50%, 11/01/27	43,256	42,995,863
2.50%, 02/01/28	20,014	19,884,504
2.50%, 09/01/28[b]	96,722	95,981,432
2.50%, 09/01/43[b]	17,113	15,615,612
2.78%, 08/01/41[a]	2,010	2,077,991
2.79%, 04/01/38[a]	3,122	3,329,541
2.94%, 10/01/41[a]	8,553	8,879,176
3.00%, 01/01/27	18,127	18,570,289

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2013

Security	Principal (000s)	Value

3.00%, 06/01/27	$12,447	$12,752,707
3.00%, 07/01/27	8,897	9,116,253
3.00%, 08/01/27	18,064	18,509,415
3.00%, 11/01/27	53,250	54,564,808
3.00%, 09/01/28[b]	27,300	27,935,578
3.00%, 05/01/33	3,128	3,094,395
3.00%, 11/01/42	38,242	36,721,500
3.00%, 01/01/43	116,801	112,157,497
3.00%, 04/01/43	5,199	4,992,640
3.00%, 09/01/43[b]	236,305	226,630,905
3.12%, 12/01/38[a]	2,883	3,084,406
3.32%, 09/01/41[a]	724	749,232
3.50%, 01/01/26	7,105	7,433,468
3.50%, 02/01/26	11,229	11,747,803
3.50%, 04/01/26	1,753	1,833,779
3.50%, 08/01/26	5,848	6,117,424
3.50%, 10/01/26	7,821	8,182,023
3.50%, 02/01/27	13,484	14,107,137
3.50%, 04/01/27	9,127	9,571,216
3.50%, 09/01/28[b]	25,550	26,711,727
3.50%, 01/01/32	7,524	7,707,485
3.50%, 02/01/32	10,745	11,008,578
3.50%, 04/01/32	20,387	20,839,101
3.50%, 06/01/32	3,452	3,528,588
3.50%, 08/01/32	6,680	6,828,311
3.50%, 01/01/42	3,949	3,951,582
3.50%, 06/01/42	33,828	33,852,487
3.50%, 10/01/42	36,359	36,385,247
3.50%, 12/01/42	23,542	23,559,379
3.50%, 01/01/43	72,555	72,617,716
3.50%, 02/01/43	32,731	32,753,734
3.50%, 05/01/43	59,786	59,827,857
3.50%, 06/01/43	35,097	35,121,158
3.50%, 09/01/43[b]	51,784	51,775,909
3.62%, 05/01/40[a]	11,534	12,226,851
4.00%, 03/01/24	5,985	6,318,626
4.00%, 10/01/25	13,419	14,176,010
4.00%, 11/01/25	6,642	7,015,650
4.00%, 03/01/26	3,683	3,889,250
4.00%, 06/01/26	22,275	23,530,824
4.00%, 09/01/26	8,611	9,093,356
4.00%, 12/01/30	5,067	5,321,398
4.00%, 01/01/31	3,095	3,251,772

Security	Principal (000s)	Value

4.00%, 02/01/31	$2,793	$2,933,954
4.00%, 10/01/31	7,815	8,241,934
4.00%, 02/01/32	18,209	19,213,816
4.00%, 02/01/41	53,272	55,085,249
4.00%, 10/01/41	11,836	12,238,129
4.00%, 11/01/41	17,648	18,253,718
4.00%, 01/01/42	26,881	27,926,317
4.00%, 03/01/42	34,545	35,738,557
4.00%, 10/01/42	15,237	15,741,311
4.00%, 09/01/43[b]	112,983	116,707,908
4.50%, 09/01/18	3,733	3,959,104
4.50%, 04/01/19	2,128	2,256,711
4.50%, 11/01/22	4,184	4,436,695
4.50%, 06/01/23	1,418	1,506,515
4.50%, 03/01/24	1,136	1,204,398
4.50%, 10/01/24	5,391	5,716,626
4.50%, 02/01/25	6,120	6,488,119
4.50%, 04/01/25	6,818	7,227,640
4.50%, 06/01/25	6,363	6,851,777
4.50%, 09/01/28[b]	4,290	4,545,389
4.50%, 08/01/31	11,993	12,751,102
4.50%, 03/01/36	7,487	7,922,761
4.50%, 05/01/39	6,875	7,259,093
4.50%, 09/01/39	19,069	20,136,808
4.50%, 12/01/39	3,811	4,023,424
4.50%, 08/01/40	26,459	27,968,059
4.50%, 09/01/40	13,079	13,823,153
4.50%, 12/01/40	8,840	9,347,291
4.50%, 01/01/41	21,001	22,213,681
4.50%, 04/01/41	33,317	35,349,253
4.50%, 05/01/41	42,017	44,585,106
4.50%, 06/01/41	12,152	12,928,132
4.50%, 07/01/41	20,073	21,233,433
4.50%, 08/01/41	17,604	18,629,181
4.50%, 09/01/41	42,225	44,828,515
4.50%, 02/01/42	44,110	46,665,580
5.00%, 08/01/20	5,036	5,353,845
5.00%, 07/01/23	7,175	7,679,498
5.00%, 12/01/23	3,800	4,069,909
5.00%, 05/01/25	1,748	1,859,190
5.00%, 06/01/28	6,677	7,233,930
5.00%, 09/01/28[b]	1,783	1,889,980
5.00%, 11/01/33	12,001	12,933,989

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2013

Security	Principal (000s)	Value

5.00%, 03/01/39	$4,099	$4,474,087
5.00%, 12/01/39	3,964	4,334,901
5.00%, 01/01/40	94	100,647
5.00%, 04/01/40	7,695	8,280,009
5.00%, 05/01/40	683	739,146
5.00%, 06/01/40	830	898,419
5.00%, 07/01/40	6,520	7,020,984
5.00%, 08/01/40	30,931	33,387,667
5.00%, 09/01/40	241	262,643
5.00%, 10/01/40	692	750,491
5.00%, 02/01/41	58	62,947
5.00%, 03/01/41	10,349	11,182,830
5.00%, 04/01/41	20,441	22,370,001
5.00%, 05/01/41	60,962	66,197,702
5.00%, 06/01/41	4,936	5,404,941
5.00%, 08/01/41	6,581	7,218,311
5.00%, 09/01/43[b]	21,772	23,404,199
5.50%, 12/01/19	5,425	5,746,632
5.50%, 01/01/24	6,364	6,883,347
5.50%, 02/01/30	3,299	3,586,605
5.50%, 05/01/33	4,968	5,415,848
5.50%, 11/01/33	9,788	10,687,295
5.50%, 09/01/34	7,161	7,830,196
5.50%, 04/01/36	14,439	15,700,561
5.50%, 05/01/36	2,987	3,245,730
5.50%, 05/01/37	8,821	9,567,817
5.50%, 08/01/37	17,904	19,521,662
5.50%, 03/01/38	13,231	14,364,988
5.50%, 06/01/38	4,045	4,387,359
5.50%, 07/01/38	6,122	6,639,840
5.50%, 11/01/38	25,781	28,066,342
5.50%, 07/01/40	13,663	14,883,935
5.50%, 09/01/40	34,012	37,174,204
5.50%, 09/01/43[b]	357	387,903
6.00%, 01/01/25	6,246	6,857,828
6.00%, 03/01/34	7,178	7,945,950
6.00%, 05/01/34	1,092	1,213,122
6.00%, 08/01/34	2,403	2,660,564
6.00%, 11/01/34	805	890,185
6.00%, 06/01/36	4,887	5,377,922
6.00%, 08/01/36	5,625	6,162,828
6.00%, 09/01/36	9,097	9,931,018
6.00%, 08/01/37	10,547	11,524,612

Security	Principal (000s)	Value

6.00%, 03/01/38	$3,544	$3,868,773
6.00%, 05/01/38	8,473	9,256,091
6.00%, 08/01/38	496	542,295
6.00%, 09/01/38	14,813	16,171,241
6.00%, 06/01/39	21,552	23,836,527
6.00%, 10/01/39	1,865	2,047,645
6.00%, 09/01/43[b]	20,896	22,861,092
6.50%, 08/01/36	249	274,536
6.50%, 09/01/36	1,687	1,859,345
6.50%, 10/01/36	256	280,775
6.50%, 12/01/36	285	314,088
6.50%, 07/01/37	436	478,560
6.50%, 08/01/37	13,354	14,720,618
6.50%, 10/01/37	803	891,652
6.50%, 11/01/37	168	185,376
6.50%, 12/01/37	6,351	7,009,763
6.50%, 06/01/38	193	213,422
6.50%, 10/01/39	13,478	14,876,397
6.50%, 05/01/40	9,917	10,941,281
7.00%, 04/01/37	4,316	4,824,317
Government National Mortgage Association
3.00%, 07/15/27	18,891	19,339,226
3.00%, 09/15/42	1,094	1,063,047
3.00%, 10/15/42	2,663	2,587,006
3.00%, 12/15/42	17,164	16,663,154
3.00%, 12/20/42	52,586	51,104,291
3.00%, 01/15/43	6,297	6,116,590
3.00%, 06/20/43	125,104	121,519,580
3.00%, 09/01/43[b]	63,607	61,629,220
3.50%, 12/15/41	13,654	13,813,830
3.50%, 08/15/42	3,197	3,236,310
3.50%, 09/15/42	4,581	4,637,249
3.50%, 09/20/42	105,160	106,414,476
3.50%, 10/15/42	1,643	1,663,333
3.50%, 10/20/42	6,602	6,680,970
3.50%, 11/20/42	24,638	24,931,776
3.50%, 01/15/43	20,252	20,505,241
3.50%, 01/20/43	15,006	15,185,328
3.50%, 03/15/43	2,353	2,386,672
3.50%, 03/20/43	20,418	20,661,766
3.50%, 04/20/43	54,842	55,496,494
3.50%, 05/15/43	1,669	1,692,965
3.50%, 09/01/43[b]	37,276	37,660,469

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2013

Security	Principal (000s)	Value

4.00%, 09/20/40	$14,504	$15,186,256
4.00%, 01/20/41	6,679	6,993,833
4.00%, 02/15/41	19,339	20,192,167
4.00%, 03/15/41	2,638	2,744,773
4.00%, 04/15/41	12,256	12,925,259
4.00%, 05/15/41	2,265	2,370,841
4.00%, 07/15/41	9,187	9,577,443
4.00%, 09/20/41	10,075	10,529,169
4.00%, 12/15/41	4,481	4,725,059
4.00%, 12/20/41	41,676	43,537,247
4.00%, 01/15/42	2,206	2,326,381
4.00%, 01/20/42	18,940	19,783,039
4.00%, 02/15/42	10,920	11,514,249
4.00%, 03/15/42	17,448	18,400,623
4.00%, 04/15/42	15,412	16,078,975
4.00%, 05/15/42	3,000	3,163,565
4.00%, 08/15/42	4,106	4,328,837
4.00%, 09/20/42	12,661	13,224,120
4.00%, 10/15/42	1,004	1,058,347
4.00%, 09/01/43[b]	22,905	23,844,050
4.50%, 04/15/39	2,020	2,156,601
4.50%, 08/15/39	9,383	10,018,043
4.50%, 11/20/39	4,351	4,706,196
4.50%, 01/20/40	4,668	5,026,763
4.50%, 06/15/40	18,150	19,416,656
4.50%, 07/15/40	19,533	20,936,163
4.50%, 08/15/40	37,399	39,867,881
4.50%, 08/20/40	8,048	8,605,393
4.50%, 09/15/40	10,405	11,152,875
4.50%, 10/20/40	18,491	19,774,729
4.50%, 04/20/41	19,457	20,718,212
4.50%, 06/20/41	25,416	27,110,954
4.50%, 09/20/41	12,002	12,814,131
4.50%, 11/20/41	12,011	12,808,399
4.50%, 12/20/41	23,212	24,751,610
5.00%, 05/20/33	1,222	1,333,532
5.00%, 07/20/35	5,850	6,367,789
5.00%, 12/15/36	21,254	23,134,114
5.00%, 01/15/39	10,287	11,095,519
5.00%, 07/15/39	26,234	28,305,604
5.00%, 10/20/39	8,626	9,369,097
5.00%, 05/15/40	5,518	5,960,772
5.00%, 07/20/40	29,464	32,362,714
5.00%, 08/20/40	8,367	9,184,637
5.00%, 11/20/41	21,075	22,742,756

Security	Principal or Shares (000s)	Value

5.00%, 07/20/42	$5,025	$5,439,859
5.50%, 11/20/34	6,219	6,827,791
5.50%, 03/15/36	4,693	5,153,647
5.50%, 03/20/36	1,544	1,691,164
5.50%, 07/20/36	2,320	2,537,687
5.50%, 06/20/38	9,830	10,728,779
5.50%, 10/15/38	7,578	8,247,081
5.50%, 03/20/39	5,546	6,051,312
5.50%, 12/15/39	1,767	1,922,919
5.50%, 01/15/40	12,013	13,065,898
5.50%, 07/20/40	12,664	13,813,744
6.00%, 03/15/37	11,055	12,182,628
6.00%, 09/20/38	16,518	18,101,003
6.00%, 12/15/38	4,740	5,214,775
6.00%, 11/15/39	2,391	2,630,365
6.00%, 09/01/43[b]	7,000	7,669,375
6.50%, 10/20/38	6,035	6,744,021

		5,569,450,725

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $5,668,623,111)		5,569,450,725

SHORT-TERM INVESTMENTS — 19.27%

MONEY MARKET FUNDS — 19.27%
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d]	1,077,158	1,077,157,988
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	100	100,000

		1,077,257,988

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,077,257,988)		1,077,257,988

TOTAL INVESTMENTS IN SECURITIES — 118.89%
(Cost: $6,745,881,099)		6,646,708,713
Other Assets, Less Liabilities — (18.89)%		(1,056,162,927)

NET ASSETS — 100.00%		$5,590,545,786

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2013

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,209,387,018	$107,930,894	$383,922,282
Affiliated (Note 2)	373,844,810	26,093,493	65,970,575

Total cost of investments	$1,583,231,828	$134,024,387	$449,892,857

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,217,500,784	$108,525,587	$382,752,488
Affiliated (Note 2)	373,802,547	26,084,071	65,970,575

Total fair value of investments	1,591,303,331	134,609,658	448,723,063
Receivables:
Investment securities sold	26,072,171	1,679,074	17,624,909
Due from custodian (Note 4)	396,266	—	—
Interest	7,609,024	870,898	2,762,811

Total Assets	1,625,380,792	137,159,630	469,110,783

LIABILITIES
Payables:
Investment securities purchased	28,508,355	2,151,229	18,292,748
Collateral for securities on loan (Note 5)	368,001,089	24,914,879	57,151,155
Capital shares redeemed	—	66,338	325,616
Investment advisory fees (Note 2)	206,915	20,627	66,448

Total Liabilities	396,716,359	27,153,073	75,835,967

NET ASSETS	$1,228,664,433	$110,006,557	$393,274,816

Net assets consist of:
Paid-in capital	$1,218,202,942	$106,246,140	$395,228,344
Undistributed net investment income	1,598,573	266,767	454,566
Undistributed net realized gain (accumulated net realized loss)	791,415	2,908,379	(1,238,300)
Net unrealized appreciation (depreciation)	8,071,503	585,271	(1,169,794)

NET ASSETS	$1,228,664,433	$110,006,557	$393,274,816

Shares outstanding[b]	11,250,000	1,000,000	3,550,000

Net asset value per share	$109.21	$110.01	$110.78

[a]	Securities on loan with values of $360,434,653, $24,442,619 and $55,951,035, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2013

iShares MBS ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,668,623,111
Affiliated (Note 2)	1,077,257,988

Total cost of investments	$6,745,881,099

Investments in securities, at fair value (Note 1):
Unaffiliated	$5,569,450,725
Affiliated (Note 2)	1,077,257,988

Total fair value of investments	6,646,708,713
Receivables:
Investment securities sold	185,404,510
Interest	16,435,624

Total Assets	6,848,548,847

LIABILITIES
Payables:
Investment securities purchased	1,246,361,075
Capital shares redeemed	10,448,676
Investment advisory fees (Note 2)	1,193,310

Total Liabilities	1,258,003,061

NET ASSETS	$5,590,545,786

Net assets consist of:
Paid-in capital	$5,723,145,094
Distributions in excess of net investment income	(1,529,700)
Accumulated net realized loss	(31,897,222)
Net unrealized depreciation	(99,172,386)

NET ASSETS	$5,590,545,786

Shares outstanding[a]	53,500,000

Net asset value per share	$104.50

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2013

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$11,153,374	$2,158,461	$2,661,905
Interest — affiliated (Note 2)	10,909	1,398	76
Securities lending income — affiliated (Note 2)	210,050	25,534	68,304

Total investment income	11,374,333	2,185,393	2,730,285

EXPENSES
Investment advisory fees (Note 2)	1,149,997	172,465	412,187

Total expenses	1,149,997	172,465	412,187

Net investment income	10,224,336	2,012,928	2,318,098

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(991,849)	(157,843)	(489,871)
In-kind redemptions — unaffiliated	2,144,790	3,204,229	(688,349)

Net realized gain (loss)	1,152,941	3,046,386	(1,178,220)

Net change in unrealized appreciation/depreciation	(32,497,440)	(10,184,745)	(8,433,782)

Net realized and unrealized loss	(31,344,499)	(7,138,359)	(9,612,002)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,120,163)	$(5,125,431)	$(7,293,904)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2013

iShares MBS ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$41,341,486
Interest — affiliated (Note 2)	859,693

Total investment income	42,201,179

EXPENSES
Investment advisory fees (Note 2)	7,731,452

Total expenses	7,731,452

Net investment income	34,469,727

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(33,452,665)

Net realized loss	(33,452,665)

Net change in unrealized appreciation/depreciation	(173,435,046)

Net realized and unrealized loss	(206,887,711)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(172,417,984)

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Intermediate Government/Credit Bond ETF		iShares Government/Credit Bond ETF
	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,224,336	$18,127,175	$2,012,928	$4,134,147
Net realized gain	1,152,941	381,758	3,046,386	100,043
Net change in unrealized appreciation/depreciation	(32,497,440)	4,685,879	(10,184,745)	770,925

Net increase (decrease) in net assets resulting from operations	(21,120,163)	23,194,812	(5,125,431)	5,005,115

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,190,233)	(17,978,258)	(2,102,845)	(4,072,643)

Total distributions to shareholders	(10,190,233)	(17,978,258)	(2,102,845)	(4,072,643)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	198,450,118	414,501,618	—	51,716,913
Cost of shares redeemed	(49,986,046)	(33,533,517)	(72,102,863)	—

Net increase (decrease) in net assets from capital share transactions	148,464,072	380,968,101	(72,102,863)	51,716,913

INCREASE (DECREASE) IN NET ASSETS	117,153,676	386,184,655	(79,331,139)	52,649,385

NET ASSETS
Beginning of period	1,111,510,757	725,326,102	189,337,696	136,688,311

End of period	$1,228,664,433	$1,111,510,757	$110,006,557	$189,337,696

Undistributed net investment income included in net assets at end of period	$1,598,573	$1,564,470	$266,767	$356,684

SHARES ISSUED AND REDEEMED
Shares sold	1,800,000	3,700,000	—	450,000
Shares redeemed	(450,000)	(300,000)	(650,000)	—

Net increase (decrease) in shares outstanding	1,350,000	3,400,000	(650,000)	450,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Agency Bond ETF		iShares MBS ETF
	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,318,098	$4,534,063	$34,469,727	$76,982,295
Net realized gain (loss)	(1,178,220)	3,876,019	(33,452,665)	3,059,170
Net change in unrealized appreciation/depreciation	(8,433,782)	(2,033,907)	(173,435,046)	11,847,220

Net increase (decrease) in net assets resulting from operations	(7,293,904)	6,376,175	(172,417,984)	91,888,685

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,268,730)	(4,608,649)	(37,899,077)	(82,762,809)
From net realized gain	—	—	—	(19,557,041)

Total distributions to shareholders	(2,268,730)	(4,608,649)	(37,899,077)	(102,319,850)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	49,734,526	209,859,682	678,863,815	2,244,594,991
Cost of shares redeemed	(72,139,537)	(147,353,275)	(1,188,007,034)	(519,413,111)

Net increase (decrease) in net assets from capital share transactions	(22,405,011)	62,506,407	(509,143,219)	1,725,181,880

INCREASE (DECREASE) IN NET ASSETS	(31,967,645)	64,273,933	(719,460,280)	1,714,750,715

NET ASSETS
Beginning of period	425,242,461	360,968,528	6,310,006,066	4,595,255,351

End of period	$393,274,816	$425,242,461	$5,590,545,786	$6,310,006,066

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$454,566	$405,198	$(1,529,700)	$1,899,650

SHARES ISSUED AND REDEEMED
Shares sold	450,000	1,850,000	6,300,000	20,700,000
Shares redeemed	(650,000)	(1,300,000)	(11,200,000)	(4,800,000)

Net increase (decrease) in shares outstanding	(200,000)	550,000	(4,900,000)	15,900,000

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$112.27	$111.59	$107.81	$106.48	$102.60	$105.00

Income from investment operations:
Net investment income[a]	0.99	2.30	2.86	3.09	3.41	4.39
Net realized and unrealized gain (loss)[b]	(3.06)	0.72	3.81	1.31	3.91	(2.54)

Total from investment operations	(2.07)	3.02	6.67	4.40	7.32	1.85

Less distributions from:
Net investment income	(0.99)	(2.34)	(2.89)	(3.07)	(3.44)	(4.25)

Total distributions	(0.99)	(2.34)	(2.89)	(3.07)	(3.44)	(4.25)

Net asset value, end of period	$109.21	$112.27	$111.59	$107.81	$106.48	$102.60

Total return	(1.85)%[c]	2.73%	6.27%	4.21%	7.28%	1.80%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,228,664	$1,111,511	$725,326	$517,474	$436,584	$307,796
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.78%	2.05%	2.60%	2.86%	3.26%	4.29%
Portfolio turnover rate[e]	19%	15%	21%	23%	80%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$114.75	$113.91	$107.56	$105.93	$101.10	$104.30

Income from investment operations:
Net investment income[a]	1.33	2.83	3.40	3.42	3.65	4.55
Net realized and unrealized gain (loss)[b]	(4.72)	0.87	6.38	1.63	4.84	(3.37)

Total from investment operations	(3.39)	3.70	9.78	5.05	8.49	1.18

Less distributions from:
Net investment income	(1.35)	(2.86)	(3.43)	(3.42)	(3.66)	(4.38)

Total distributions	(1.35)	(2.86)	(3.43)	(3.42)	(3.66)	(4.38)

Net asset value, end of period	$110.01	$114.75	$113.91	$107.56	$105.93	$101.10

Total return	(2.99)%[c]	3.27%	9.24%	4.86%	8.54%	1.17%

Ratios/Supplemental data:
Net assets, end of period (000s)	$110,007	$189,338	$136,688	$107,559	$158,892	$111,213
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.33%	2.47%	3.06%	3.17%	3.52%	4.49%
Portfolio turnover rate[e]	21%	14%	27%	23%	52%	46%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009
Net asset value, beginning of period	$113.40	$112.80	$109.49	$108.77	$107.00	$102.21

Income from investment operations:
Net investment income[b]	0.64	1.32	1.79	2.00	2.14	0.88
Net realized and unrealized gain (loss)[c]	(2.64)	0.64	3.35	0.78	1.72	4.54

Total from investment operations	(2.00)	1.96	5.14	2.78	3.86	5.42

Less distributions from:
Net investment income	(0.62)	(1.36)	(1.83)	(2.06)	(2.01)	(0.63)
Net realized gain	—	—	—	—	(0.08)	—

Total distributions	(0.62)	(1.36)	(1.83)	(2.06)	(2.09)	(0.63)

Net asset value, end of period	$110.78	$113.40	$112.80	$109.49	$108.77	$107.00

Total return	(1.77)%[d]	1.75%	4.74%	2.61%	3.65%	5.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$393,275	$425,242	$360,969	$405,125	$271,927	$74,898
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.12%	1.16%	1.61%	1.82%	1.98%	2.62%
Portfolio turnover rate[f]	74%	75%	74%	45%	46%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MBS ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$108.05	$108.12	$105.31	$107.36	$104.65	$102.89

Income from investment operations:
Net investment income (loss)[a]	0.60	1.46	2.41	0.83	(0.11)	1.86
Net realized and unrealized gain (loss)[b]	(3.50)	0.48	3.95	3.39	6.63	4.36

Total from investment operations	(2.90)	1.94	6.36	4.22	6.52	6.22

Less distributions from:
Net investment income	(0.65)	(1.63)	(3.55)	(1.55)	(3.76)	(4.43)
Net realized gain	—	(0.38)	—	(4.72)	(0.05)	(0.03)

Total distributions	(0.65)	(2.01)	(3.55)	(6.27)	(3.81)	(4.46)

Net asset value, end of period	$104.50	$108.05	$108.12	$105.31	$107.36	$104.65

Total return	(2.69)%[c]	1.80%	6.13%	3.96%	6.35%	6.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,590,546	$6,310,006	$4,595,255	$2,337,954	$1,792,838	$1,119,777
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets[d]	1.11%	1.35%	2.24%	0.77%	(0.11)%	1.82%
Portfolio turnover rate[e,f]	261%	581%	552%	1,128%	1,232%	1,341%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]	Diversification Classification
Intermediate Government/Credit Bond	iShares Barclays Intermediate Government/Credit Bond Fund	Diversified
Government/Credit Bond	iShares Barclays Government/Credit Bond Fund	Diversified
Agency Bond	iShares Barclays Agency Bond Fund	Diversified
MBS	iShares Barclays MBS Bond Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Certain Funds may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Intermediate Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$383,175,434	$—	$383,175,434
Foreign Agency Obligations	—	25,692,075	—	25,692,075
Foreign Government Obligations	—	16,196,720	—	16,196,720
Municipal Debt Obligations	—	1,637,943	—	1,637,943
U.S. Government & Agency Obligations	—	791,619,532	—	791,619,532
Money Market Funds	372,981,627	—	—	372,981,627

	$372,981,627	$1,218,321,704	$—	$1,591,303,331

Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$37,035,213	$—	$37,035,213
Foreign Agency Obligations	—	2,355,477	—	2,355,477
Foreign Government Obligations	—	2,620,454	—	2,620,454
Municipal Debt Obligations	—	1,481,322	—	1,481,322
U.S. Government & Agency Obligations	—	65,129,498	—	65,129,498
Money Market Funds	25,987,694	—	—	25,987,694

	$25,987,694	$108,621,964	$—	$134,609,658

Agency Bond
Assets:
Corporate Bonds & Notes	$—	$14,028,466	$—	$14,028,466
Foreign Government Obligations	—	17,728,929	—	17,728,929
U.S. Government Agency Obligations	—	350,995,093	—	350,995,093
Money Market Funds	65,970,575	—	—	65,970,575

	$65,970,575	$382,752,488	$—	$448,723,063

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MBS
Assets:
U.S. Government Agency Obligations	$—	$5,569,450,725	$—	$5,569,450,725
Money Market Funds	1,077,257,988	—	—	1,077,257,988

	$1,077,257,988	$5,569,450,725	$—	$6,646,708,713

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Intermediate Government/Credit Bond	0.20%
Government/Credit Bond	0.20
Agency Bond	0.20

Effective July 1, 2013, for its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to the iShares MBS ETF, BFA was entitled to an annual investment advisory fee of 0.25% based on the Fund’s average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended August 31, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
Intermediate Government/Credit Bond	$113,103
Government/Credit Bond	13,749
Agency Bond	36,779

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended August 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Intermediate Government/Credit Bond
PNC Funding Corp.
3.30%, 03/08/22	$500	$200	$—	$700	$674,638	$8,386	$—
5.25%, 11/15/15	135	—	—	135	146,282	2,347	—

					$820,920	$10,733	$—

Government/Credit Bond
PNC Funding Corp.
3.30%, 03/08/22	$100	$—	$—	$100	$96,377	$1,347	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2013 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Intermediate Government/Credit Bond	$213,274,806	$202,954,485	$31,701,391	$14,671,037
Government/Credit Bond	30,439,889	32,522,536	4,393,634	2,665,918
Agency Bond	288,824,812	294,654,048	14,753,580	2,105,000
MBS	15,646,554,677	16,096,132,914	—	—

In-kind transactions (see Note 4) for the six months ended August 31, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate Government/Credit Bond	$175,923,041	$49,497,320
Government/Credit Bond	—	70,834,387
Agency Bond	34,859,023	69,463,532

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.
As of August 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of August 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of August 31, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Intermediate Government/Credit Bond	$360,434,653
Government/Credit Bond	24,442,619
Agency Bond	55,951,035

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Expiring 2017	Expiring 2018	Total
Intermediate Government/Credit Bond	$163,724	$18,519	$182,243
Government/Credit Bond	—	63,109	63,109

As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate Government/Credit Bond	$1,583,367,944	$20,207,360	$(12,271,973)	$7,935,387
Government/Credit Bond	134,080,891	2,639,330	(2,110,563)	528,767
Agency Bond	449,919,975	2,522,558	(3,719,470)	(1,196,912)
MBS	6,749,604,994	22,025,233	(124,921,514)	(102,896,281)

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of August 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Intermediate Government/Credit Bond ETF, iShares Government/Credit Bond ETF and iShares Agency Bond ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares Barclays Agency Bond Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares MBS ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for a breakpoint in the Fund’s investment advisory fee rate as the aggregate assets of certain iShares Funds, including the Fund, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Intermediate Government/Credit Bond	$0.976648	$—	$0.018254	$0.994902	98%	—%	2%	100%

SUPPLEMENTAL INFORMATION	83

Notes:

84	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

Notes:

86	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-25-0813

AUGUST 31, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares California AMT-Free Muni Bond ETF | CMF | NYSE Arca
➢	iShares National AMT-Free Muni Bond ETF | MUB | NYSE Arca
➢	iShares Short-Term National AMT-Free Muni Bond ETF | SUB | NYSE Arca
➢	iShares New York AMT-Free Muni Bond ETF | NYF | NYSE Arca

Fund Performance Overview

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

Performance as of August 31, 2013

The iShares California AMT-Free Muni Bond ETF (the “Fund”), formerly the iShares S&P California AMT-Free Municipal Bond Fund, seeks to track the investment results of an index composed of investment-grade municipal bonds issues in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2013, the total return for the Fund was -6.04%, net of fees, while the total return for the Index was -5.86%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.66)%	(5.75)%	(3.44)%	(3.66)%	(5.75)%	(3.44)%
5 Years	4.49%	4.08%	4.66%	24.59%	22.16%	25.57%
Since Inception	4.26%	4.00%	4.27%	27.99%	26.08%	28.00%

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$939.60	$1.22	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

BOND CREDIT QUALITY

As of 8/31/13

S&P Credit Rating	Percentage of Total Investments*

AAA	4.66%
AA+	8.60
AA	14.87
AA-	29.06
A+	11.55
A	25.47
A-	3.90
BBB+	0.12
BBB-	1.15
Not Rated	0.62

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

State of California GO, 5.00%, 10/01/41	1.29%
Los Angeles Department of Airports RB Port Airport & Marina Revenue, Series A, 5.00%, 05/15/40	1.17
State of California GO, Series A, 5.00%, 07/01/22	1.02
State of California GO, Series A, 5.00%, 07/01/18	0.92
State of California GO, 5.00%, 06/01/32	0.84
California State Department of Water Resources RB Electric Power & Light Revenues, Series K, 5.00%, 05/01/18	0.83
State of California GO, 5.50%, 11/01/39	0.81
Bay Area Toll Authority RB Highway Revenue Tolls, Series F-1, 5.50%, 04/01/43	0.81
State of California GO, 5.25%, 03/01/38	0.79
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue, 5.00%, 12/01/35	0.79

TOTAL	9.27%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

Performance as of August 31, 2013

The iShares National AMT-Free Muni Bond ETF (the “Fund”), formerly the iShares S&P National AMT-Free Municipal Bond Fund, seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2013, the total return for the Fund was -6.46%, net of fees, while the total return for the Index was -6.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.88)%	(6.13)%	(4.75)%	(4.88)%	(6.13)%	(4.75)%
5 Years	3.93%	3.65%	4.22%	21.25%	19.62%	22.94%
Since Inception	3.84%	3.68%	3.93%	25.29%	24.11%	25.92%

The inception date of the Fund was 9/7/07. The first day of secondary market trading was 9/10/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$935.40	$1.22	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

BOND CREDIT QUALITY

As of 8/31/13

S&P Credit Rating	Percentage of Total Investments*

AAA	17.38%
AA+	15.02
AA	16.36
AA-	17.55
A+	11.04
A	14.34
A-	3.81
BBB+	0.58
BBB	0.79
BBB-	1.37
Not Rated	1.76

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

State of California GO, 5.00%, 10/01/29	0.61%
State of California GO, 6.00%, 04/01/38	0.40
North Texas Tollway Authority RB Miscellaneous Revenue, Series A, 5.13%, 01/01/28	0.33
State of California GO, 5.00%, 11/01/37	0.31
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue, Series A, 5.00%, 02/15/47	0.28
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue, Series A, 6.00%, 08/01/42	0.27
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues, Series A, 5.00%, 01/01/38	0.26
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2, 5.00%, 01/01/31	0.25
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-1, 5.00%, 01/01/26	0.25
State of California GO, 6.50%, 04/01/33	0.24

TOTAL	3.20%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

Performance as of August 31, 2013

The iShares Short-Term National AMT-Free Muni Bond ETF (the “Fund”), formerly the iShares S&P Short Term National AMT-Free Municipal Bond Fund, seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2013, the total return for the Fund was -0.39%, net of fees, while the total return for the Index was -0.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.05)%	(0.18)%	0.22%	(0.05)%	(0.18)%	0.22%
Since Inception	2.27%	2.29%	2.58%	11.41%	11.55%	13.04%

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$996.10	$1.26	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

BOND CREDIT QUALITY

As of 8/31/13

S&P Credit Rating	Percentage of Total Investments*

AAA	23.20%
AA+	19.59
AA	20.57
AA-	17.49
A+	6.20
A	8.98
A-	1.85
BBB+	0.41
BBB-	0.54
Not Rated	1.17

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

Massachusetts School Building Authority RB Sales Tax Revenue, Series A, 5.00%, 08/15/22	0.81%
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2, 5.00%, 01/01/27	0.68
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes, 5.75%, 06/15/29	0.66
State of Michigan GO, 5.50%, 12/01/13	0.61
California State Department of Water Resources RB Electric Power & Light Revenues, Series M, 5.00%, 05/01/15	0.60
Commonwealth of Pennsylvania GO, Series A, 5.00%, 05/01/18	0.60
City of Memphis RB Electric Power & Light Revenues, Series A, 5.00%, 12/01/16	0.57
California State Department of Water Resources RB Electric Power & Light Revenues, Series K, 5.00%, 05/01/18	0.55
State of Connecticut GO, Series A, 5.00%, 01/01/14	0.55
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue, Series A, 5.00%, 04/01/29	0.52

TOTAL	6.15%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

Performance as of August 31, 2013

The iShares New York AMT-Free Muni Bond ETF (the “Fund”), formerly the iShares S&P New York AMT-Free Municipal Bond Fund, seeks to track the investment results of an index composed of investment-grade municipal bonds issues in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2013, the total return for the Fund was -6.00%, net of fees, while the total return for the Index was -5.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.24)%	(6.57)%	(4.10)%	(4.24)%	(6.57)%	(4.10)%
5 Years	3.96%	3.47%	4.29%	21.44%	18.58%	23.38%
Since Inception	3.86%	3.51%	4.06%	25.09%	22.60%	26.53%

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$940.00	$1.22	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

BOND CREDIT QUALITY

As of 8/31/13

S&P Credit Rating	Percentage of Total Investments*

AAA	26.50%
AA+	13.36
AA	17.43
AA-	21.92
A+	3.07
A	10.90
A-	2.27
BBB	0.68
BBB-	0.79
Not Rated	3.08

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 8/31/13

Security	Percentage of Net Assets

Metropolitan Transportation Authority RB Fuel Sales Tax Revenue, Series A, 4.75%, 04/01/28	1.71%
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue, Series A, 5.00%, 02/15/47	1.60
Metropolitan Transportation Authority RB Highway Revenue Tolls, Series B, 5.25%, 11/15/32	1.57
New York City Municipal Water Finance Authority RB Water Revenue, Series GG-1, 5.00%, 06/15/39	1.31
New York City Municipal Water Finance Authority RB Water Revenue, Series CC, 5.00%, 06/15/45	1.27
Metropolitan Transportation Authority RB Transit Revenue, Series B, 5.00%, 11/15/30	1.26
New York Municipal Bond Bank Agency RB Miscellaneous Revenue, Series A, 4.00%, 12/01/15	1.04
New York State Power Authority RB Electric Power & Light Revenues, Series A, 5.00%, 11/15/22	0.90
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue, Series A, 5.00%, 10/15/32	0.89
New York City Transitional Finance Authority RB Income Tax Revenue, Series A-1, 5.00%, 08/01/20	0.87

TOTAL	12.42%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2013 and held through August 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 97.30%

CALIFORNIA — 97.30%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	$250	$246,890
0.00%, 10/01/17	(AMBAC)	70	62,243
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	250,645
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	579,850
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14) (NPFGC-FGIC)	780	808,743
Bay Area Toll Authority RB Highway Revenue Tolls
4.00%, 04/01/18		500	552,925
5.13%, 04/01/47	(Call 04/01/18)	225	227,705
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	246,220
Series F
5.00%, 04/01/24	(PR 04/01/16)	635	705,028
5.00%, 04/01/31	(PR 04/01/16)	805	893,775
5.00%, 04/01/31	(PR 04/01/17)	680	774,425
Series F-1
5.00%, 04/01/17		250	283,840
5.00%, 04/01/27	(Call 04/01/22)	1,310	1,401,910
5.00%, 04/01/28	(Call 04/01/19)	575	618,475
5.00%, 04/01/30	(Call 04/01/22)	500	523,060
5.00%, 04/01/31	(Call 04/01/22)	600	621,150
5.00%, 04/01/39	(Call 04/01/18)	1,150	1,165,456
5.50%, 04/01/43	(Call 04/01/18)	2,100	2,177,259
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	681,392
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	1,000	1,015,180
5.00%, 04/01/43	(Call 04/01/23)	1,250	1,221,625

Security		Principal (000s)	Value

5.25%, 04/01/48	(Call 04/01/23)	$250	$251,193
Bay Area Water Supply & Conservation Agency RB Water Revenue
Series A
5.00%, 10/01/34	(Call 04/01/23)	700	716,569
California Educational Facilities Authority RB College & University Revenue
Series U-3
5.00%, 06/01/43		500	546,830
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(ETM) (AGM)	500	587,650
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,075	1,237,121
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	525	604,175
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/15	(NPFGC-FGIC)	270	287,998
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/22	(Call 05/01/18) (AGM)	1,150	1,288,977
Series K
4.00%, 05/01/18		320	355,446
5.00%, 05/01/18		1,940	2,240,079
Series L
4.00%, 05/01/15		375	397,721
5.00%, 05/01/14		1,500	1,547,835
5.00%, 05/01/16		130	144,941
5.00%, 05/01/17		1,000	1,138,730
5.00%, 05/01/18		285	329,084
5.00%, 05/01/19		1,800	2,098,584
5.00%, 05/01/20		190	221,126
5.00%, 05/01/22	(Call 05/01/20)	1,800	2,034,864

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series M
4.00%, 05/01/15		$275	$291,662
4.00%, 05/01/16		1,250	1,361,337
5.00%, 05/01/14		500	515,945
5.00%, 05/01/15		500	538,435
Series N
5.00%, 05/01/20		1,780	2,071,600
5.00%, 05/01/21		150	174,846
California State Department of Water Resources RB Water Revenue
Series AE
5.00%, 12/01/25	(Call 06/01/18)	500	552,325
5.00%, 12/01/26	(Call 06/01/18)	500	547,865
Series AG
5.00%, 12/01/26	(Call 12/01/19)	250	272,055
5.00%, 12/01/29	(Call 12/01/19)	320	338,282
California State Public Works Board RB Lease Abatement
6.00%, 11/01/34	(Call 11/01/19)	360	405,140
Series A
5.00%, 12/01/19	(AMBAC)	270	295,340
5.00%, 04/01/20		690	783,378
5.00%, 04/01/24	(Call 04/01/22)	500	538,845
5.00%, 12/01/27	(Call 09/30/13) (AMBAC)	1,430	1,429,957
5.00%, 04/01/32	(Call 04/01/22)	805	792,522
5.00%, 04/01/37	(Call 04/01/22)	500	481,870
5.00%, 03/01/38	(Call 03/01/23)	110	105,794
Series C
4.00%, 10/01/20		270	289,967
Series G
5.00%, 11/01/37	(Call 11/01/22)	250	240,818
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	109,576
5.13%, 10/01/22	(Call 10/01/19)	250	271,340
5.25%, 10/01/23	(Call 10/01/19)	105	113,496
Series I-1
6.13%, 11/01/29	(Call 11/01/19)	225	255,247
Series J
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	500	543,875
5.00%, 01/01/21	(Call 01/01/16)	1,185	1,279,551

Security		Principal (000s)	Value

California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29	(PR 06/01/14)	$250	$259,238
5.25%, 06/01/30	(Call 06/01/15)	250	252,483

Series D
5.00%, 12/01/31	(Call 12/01/21)	1,000	991,650
Series E
5.00%, 04/01/34	(Call 04/01/19)	350	356,772
Series G
5.00%, 12/01/31	(Call 12/01/21)	500	519,840
California State University RB College & University Revenue
Series A
5.00%, 11/01/22	(PR 05/01/15) (AMBAC)	315	339,343
5.00%, 11/01/22	(Call 05/01/15) (AMBAC)	165	175,586
5.00%, 11/01/37	(Call 11/01/21)	980	992,387
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28	(Call 11/01/22)	180	170,174
5.00%, 11/01/24	(Call 11/01/21)	750	827,977
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	535	551,820
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	991,038
5.00%, 11/01/39	(Call 05/01/18) (AGM)	855	855,291
5.25%, 11/01/34	(Call 05/01/19)	250	258,753
Series C
5.00%, 11/01/38	(Call 11/01/15) (NPFGC)	400	400,136
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	300	305,154
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	145,698
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	143,403
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	280	308,868

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	$500	$135,215
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	152,568
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	1,000	221,600
Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	281,338
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	250,075
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	409,172
City & County of San Francisco GO
Series R1
5.00%, 06/15/20		200	233,270
5.00%, 06/15/21		150	174,186
City of Los Angeles GO
Series B
5.00%, 09/01/19		700	814,065
City of Los Angeles RB Wastewater System Revenue
Series A
4.75%, 06/01/35	(PR 06/01/15) (NPFGC)	705	758,742
4.75%, 06/01/35	(Call 06/01/15) (NPFGC)	170	168,621
5.00%, 06/01/16		200	223,434
5.00%, 06/01/20		250	290,515
5.00%, 06/01/27	(Call 06/01/23)	500	540,440
5.00%, 06/01/39	(Call 06/01/19)	500	500,950
5.00%, 06/01/43	(Call 06/01/23)	500	505,735
Series B
5.00%, 06/01/22		250	288,025
5.00%, 06/01/30	(Call 06/01/22)	500	521,195
5.00%, 06/01/32	(Call 06/01/22)	500	516,790
City of Sacramento RB Water Revenue
5.00%, 09/01/42	(Call 09/01/23)	380	380,000

Security		Principal (000s)	Value

City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	$240	$235,445
Series D
5.00%, 03/01/28	(Call 03/01/14) (NPFGC)	200	200,138
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21	(Call 08/01/19)	500	534,015
City of Vista COP Lease Abatement
5.00%, 05/01/37	(Call 05/01/17) (NPFGC)	285	284,196
Coast Community College District GO
Series A
5.00%, 08/01/38	(Call 08/01/23)	250	254,690
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	500	508,195
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	250	237,935
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	553,855
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	264,738
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	145,130
5.00%, 08/01/37	(Call 08/01/17) (AGM)	500	501,390
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	1,200	1,217,460

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	$1,080	$1,099,559
Series B
5.00%, 06/01/17		100	114,382
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/24	(Call 07/01/18)	190	207,792
5.00%, 07/01/33	(Call 07/01/18)	330	333,716
5.00%, 07/01/35	(Call 07/01/18)	580	583,178
El Camino Community College District GO
Series C
0.00%, 08/01/32		700	246,204
0.00%, 08/01/34		500	154,925
Escondido Union High School District GO
Series C
0.00%, 08/01/46		350	46,302
0.00%, 08/01/51		1,155	109,713
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(Call 08/01/17) (AMBAC)	600	589,116
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	255,565
5.00%, 08/01/40	(Call 08/01/21)	190	193,601
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17	(Call 09/30/13) (NPFGC)	100	82,478
0.00%, 01/15/18	(Call 09/30/13) (NPFGC)	100	77,572
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	70	35,669
0.00%, 01/15/30	(Call 09/30/13) (NPFGC)	125	43,233
0.00%, 01/15/31	(Call 09/30/13) (NPFGC)	290	93,215
0.00%, 01/15/37	(Call 09/30/13)	1,000	198,430
5.75%, 01/15/40	(Call 09/30/13)	2,000	1,847,200

Security		Principal (000s)	Value

Series A
0.00%, 01/01/19	(ETM)	$815	$733,663
0.00%, 01/01/20	(ETM)	1,100	946,869
0.00%, 01/01/23	(ETM)	225	166,673
0.00%, 01/01/25	(ETM) (AMBAC)	880	584,637
0.00%, 01/01/26	(ETM)	540	339,817
0.00%, 01/01/28	(ETM)	440	247,636
Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)	500	77,510
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	437,478
Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33	(Call 11/01/18)	685	691,912
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	250	63,520
5.00%, 08/01/39	(Call 08/01/22)	500	490,715
Los Angeles Community College District GO
Series A
5.00%, 08/01/20	(Call 08/01/15) (AGM)	425	459,272
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	375	403,492
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	1,900	1,920,843
Series E-1
5.00%, 08/01/33	(Call 08/01/18)	250	251,878
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	400	403,004
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	(Call 08/15/18)	120	131,694
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/20		1,000	1,168,850

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series A
5.00%, 07/01/17		$300	$343,407
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	225,932
5.00%, 07/01/35	(Call 07/01/15) (AMBAC)	600	611,190
Series B
5.00%, 07/01/14		620	644,955
5.00%, 07/01/18		210	242,838
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/18		35	40,244
Los Angeles County Public Works Financing Authority RB Lease Abatement
4.00%, 08/01/37	(Call 08/01/22)	500	408,450
5.00%, 08/01/42	(Call 08/01/22)	500	476,490
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	500	500,665
Series A
5.00%, 10/01/20		450	524,457
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/27	(Call 05/15/20)	735	780,768
5.00%, 05/15/32	(Call 05/15/20)	1,385	1,403,434
5.00%, 05/15/40	(Call 05/15/20)	3,195	3,139,279
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	505,240
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		400	416,136
5.00%, 07/01/19		360	420,080
5.00%, 07/01/22	(Call 07/01/21)	500	570,115
5.00%, 07/01/27	(Call 01/01/23)	500	538,210

Security		Principal (000s)	Value

Series A-1
5.00%, 07/01/15	(AGM)	$535	$580,282
5.00%, 07/01/35	(Call 07/01/15) (AGM)	640	653,670
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,670,625
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,228,524
Series B
5.00%, 07/01/30	(Call 07/01/23)	500	524,120
5.00%, 07/01/43	(Call 07/01/22)	2,000	2,016,920
Series C
5.00%, 01/01/16	(Call 10/01/15)	300	327,783
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	253,353
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,267,750
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	883,345
5.00%, 07/01/44	(Call 07/01/17)	350	349,975
Series B
5.00%, 07/01/43	(Call 07/01/22)	1,500	1,521,300
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	31,823
5.00%, 09/01/25	(Call 09/01/18)	500	519,555
Los Angeles Unified School District GO
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	500	531,455
4.50%, 07/01/24	(Call 07/01/17) (AGM)	815	860,061
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	793,698
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	101,295
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,693,140

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 07/01/20	(Call 07/01/15) (FGIC)	$1,225	$1,317,647
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	386,338
5.50%, 07/01/18	(FGIC)	250	295,518
Series A-2
5.00%, 07/01/21		500	582,845
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	800	881,376
4.75%, 07/01/20	(Call 07/01/16) (FGIC)	265	291,799
5.00%, 07/01/20	(Call 07/01/16) (AGM)	490	545,439
5.00%, 07/01/21	(Call 07/01/17) (AMBAC)	350	395,678
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	551,830
Series C
5.00%, 07/01/32	(Call 07/01/17) (AGM)	300	309,249
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	301,941
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	501,885
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	332,135
Series H
5.00%, 07/01/32	(Call 07/01/17) (AGM)	1,560	1,608,095
Series I
5.00%, 07/01/27	(Call 07/01/19)	300	321,387
5.00%, 01/01/34	(Call 07/01/19)	105	105,679
Series KRY
5.00%, 07/01/18		250	289,720
Series KY
5.00%, 07/01/16		125	139,843
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	250	23,470

Security		Principal (000s)	Value

Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	$1,000	$112,760
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		500	579,265
Series A
5.00%, 10/01/29	(Call 04/01/22)	200	214,406
5.00%, 01/01/34	(Call 01/01/19)	100	102,835
5.00%, 07/01/35	(Call 07/01/15) (AGM)	700	714,952
Series B
5.00%, 07/01/14		400	416,064
5.00%, 07/01/21	(Call 07/01/18)	225	256,392
Series C
5.00%, 10/01/27		500	559,735
Series G
5.00%, 07/01/28	(Call 07/01/22)	500	542,305
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	400	243,460
Series E
5.00%, 06/01/37	(Call 08/01/22)	250	251,240
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	615,280
Newport Mesa Unified School District GO
0.00%, 08/01/36		500	144,825
0.00%, 08/01/38		500	128,725
Orange County RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/28	(Call 07/01/19)	125	130,326
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	508,665

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39	(Call 08/15/19)	$885	$896,593
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31	(AGM)	500	179,795
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	145	139,693
Placentia-Yorba Linda Unified School District GO
Series D
0.00%, 08/01/40		500	97,045
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	121,749
Poway Unified School District GO
0.00%, 08/01/35		500	136,835
0.00%, 08/01/38		755	168,093
0.00%, 08/01/46		2,750	342,403
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	500	277,350
Riverside County Transportation Commission RB Highway Revenue Tolls
Series A
5.25%, 06/01/39	(Call 06/01/23)	500	518,505
5.75%, 06/01/48	(Call 06/01/23)	1,000	959,060
Sacramento Area Flood Control Agency RB Special Assessment
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	750	793,882
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	550	549,334
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	2,000	2,118,780

Security		Principal (000s)	Value

Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series A
5.00%, 08/15/41	(Call 08/15/23)	$500	$500,765
Series K
5.25%, 07/01/24	(AMBAC)	250	284,455
Series U
5.00%, 08/15/16	(AGM)	200	223,998
5.00%, 08/15/17	(AGM)	300	342,216
5.00%, 08/15/22	(Call 08/15/18) (AGM)	1,215	1,344,786
Series X
5.00%, 08/15/20		200	231,050
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	368,118
Series C
5.00%, 08/01/31	(Call 08/01/16) (AGM)	45	45,692
San Diego Community College District GO
5.00%, 05/01/30	(PR 05/01/15) (AGM)	1,000	1,074,830
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	589,748
5.00%, 08/01/30	(Call 08/01/23)	250	263,795
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	308,590
5.00%, 07/01/40	(Call 07/01/20)	475	455,340
5.00%, 07/01/43	(Call 07/01/23)	255	246,919
San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/48	(Call 04/01/22)	500	503,710

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	$800	$815,048
5.00%, 05/01/38	(Call 05/01/18) (AGM)	490	491,181
San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34	(Call 11/01/22)	500	514,040
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/24	(Call 05/15/20)	250	281,113
5.25%, 05/15/25	(Call 05/15/20)	250	277,038
5.25%, 05/15/39	(Call 05/15/19)	500	510,635
Series B
5.00%, 05/15/14		1,200	1,240,968
5.00%, 05/15/22	(Call 05/15/19)	450	502,983
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,048,250
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	400	422,852
San Diego Unified School District GO
0.00%, 07/01/30		200	78,406
0.00%, 07/01/35		300	82,506
0.00%, 07/01/38		500	111,880
0.00%, 07/01/45		1,520	211,630
Series C
0.00%, 07/01/46		500	65,225
0.00%, 07/01/48	(Call 07/01/40)	500	186,000
5.00%, 07/01/35	(Call 07/01/23)	450	460,152
Series E
0.00%, 07/01/42		325	99,073
0.00%, 07/01/47	(Call 07/01/42)	500	146,125
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,113,626
5.25%, 07/01/28	(AGM)	885	971,349
Series R-1
0.00%, 07/01/31		1,100	400,191

Security		Principal (000s)	Value

San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	$250	$215,555
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	100	99,713
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/36	(Call 07/01/22)	500	510,350
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	495	578,714
Second Series
5.00%, 05/01/26	(Call 05/01/22)	535	569,952
5.00%, 05/01/28	(Call 05/01/22)	1,135	1,172,001
5.25%, 05/01/17	(NPFGC-FGIC)	115	131,762
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	890,321
Series B
5.00%, 05/01/43	(Call 05/01/23)	250	242,095
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	797,848
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.00%, 11/01/41	(Call 05/01/22)	250	207,723
4.50%, 11/01/31	(Call 05/01/16) (AGM)	875	878,229
5.00%, 11/01/30	(Call 11/01/21)	500	520,720
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,026,110
5.00%, 11/01/43	(Call 05/01/22)	500	505,225
Series B
4.00%, 10/01/39	(Call 10/01/22)	500	415,460
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,003,620
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/20	(ETM)	170	145,877

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

0.00%, 01/01/22	(ETM)	$150	$116,549
0.00%, 01/01/23	(ETM)	250	185,193
0.00%, 01/01/24	(ETM)	710	499,570
0.00%, 01/01/26	(ETM)	280	176,201
0.00%, 01/01/28	(ETM)	400	225,124
San Jose Financing Authority RB Lease Abatement
Series A
5.00%, 06/01/39	(Call 06/01/23)	250	249,263
San Jose Unified School District GO
Series D
5.00%, 08/01/32	(Call 08/01/18)	125	127,144
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	61,995
0.00%, 08/01/51		1,500	142,485
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(Call 09/01/16)	400	411,520
5.00%, 09/01/38	(Call 09/01/16)	550	557,084
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 06/01/34	(Call 06/01/15) (NPFGC)	495	483,471
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/36	(Call 07/15/18)	750	751,882
San Mateo Union High School District GO
0.00%, 09/01/33		500	225,250
0.00%, 09/01/41	(Call 09/01/36)	500	223,665
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,000	305,230
Santa Clara County GO
4.00%, 08/01/39	(Call 08/01/22)	250	210,688
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,025	1,062,792

Security		Principal (000s)	Value

Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	$200	$195,960
5.00%, 07/01/25	(Call 07/01/20)	205	222,056
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	722,547
Series A
5.50%, 01/01/14	(AGM)	800	814,208
Series B
6.00%, 07/01/27	(Call 07/01/18)	195	225,611
State of California GO
3.50%, 03/01/17		100	108,186
4.00%, 10/01/14		650	676,708
4.00%, 12/01/18	(Call 12/01/17)	250	273,398
4.50%, 03/01/21	(Call 03/01/20)	660	725,974
4.50%, 08/01/26	(Call 02/01/17)	900	919,521
4.50%, 08/01/30	(Call 02/01/17)	1,085	1,056,128
5.00%, 04/01/15		1,375	1,474,000
5.00%, 03/01/16		370	409,261
5.00%, 11/01/16		275	310,560
5.00%, 03/01/17	(Call 03/01/15)	450	478,809
5.00%, 04/01/17		485	550,650
5.00%, 06/01/17	(XLCA)	375	427,594
5.00%, 03/01/18	(Call 03/01/15)	750	798,015
5.00%, 04/01/18		500	575,970
5.00%, 05/01/18	(Call 05/01/15)	600	642,432
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	560	634,827
5.00%, 08/01/18	(Call 02/01/17)	550	618,530
5.00%, 11/01/18		500	581,120
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	396,693
5.00%, 08/01/19	(Call 02/01/17)	640	719,744
5.00%, 10/01/19		800	931,632
5.00%, 04/01/20		635	734,498
5.00%, 09/01/20		500	579,250
5.00%, 10/01/20	(Call 10/01/16)	400	443,200
5.00%, 12/01/20	(Call 12/01/16)	750	834,532
5.00%, 08/01/21	(Call 08/01/15)	215	231,394
5.00%, 09/01/21		1,000	1,149,520
5.00%, 11/01/21	(Call 11/01/17)	900	1,018,701
5.00%, 12/01/21	(Call 12/01/16)	250	277,335

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 03/01/22	(Call 03/01/15) (AMBAC)	$550	$582,906
5.00%, 08/01/22	(Call 02/01/17)	500	557,625
5.00%, 03/01/23	(Call 03/01/16)	625	672,994
5.00%, 11/01/23	(Call 11/01/20)	500	557,280
5.00%, 02/01/24	(Call 02/01/22)	220	242,037
5.00%, 08/01/24	(Call 02/01/17)	750	830,152
5.00%, 10/01/24	(Call 04/01/18)	250	268,825
5.00%, 11/01/24	(Call 11/01/20)	250	276,953
5.00%, 12/01/24	(Call 12/01/17)	500	543,735
5.00%, 03/01/25	(Call 03/01/20)	750	818,310
5.00%, 08/01/25	(Call 08/01/15) (AGM)	535	577,500
5.00%, 12/01/26	(Call 12/01/16)	1,590	1,688,485
5.00%, 03/01/27	(Call 03/01/20)	300	315,567
5.00%, 05/01/27	(Call 05/01/15)	355	371,337
5.00%, 09/01/27	(Call 09/01/16)	500	523,640
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,039,570
5.00%, 06/01/29	(Call 12/01/14) (AMBAC)	500	518,990
5.00%, 10/01/29	(Call 04/01/18)	1,500	1,543,732
5.00%, 09/01/30	(Call 09/01/18)	500	514,020
5.00%, 02/01/31	(Call 02/01/22)	500	511,010
5.00%, 02/01/32	(Call 02/01/22)	1,000	1,016,450
5.00%, 06/01/32	(Call 06/01/17)	2,220	2,254,721
5.00%, 02/01/33	(PR 02/01/14)	1,895	1,933,203
5.00%, 08/01/33	(Call 08/01/15)	350	354,518
5.00%, 09/01/35	(Call 09/01/16)	1,040	1,058,834
5.00%, 06/01/37	(Call 06/01/17)	1,090	1,088,409
5.00%, 11/01/37	(Call 11/01/17)	1,000	998,540
5.00%, 12/01/37	(Call 12/01/17)	885	883,699
5.00%, 02/01/38	(Call 02/01/23)	250	248,595
5.00%, 10/01/41	(Call 10/01/21)	3,500	3,473,715
5.00%, 04/01/42	(Call 04/01/22)	1,000	992,430
5.00%, 09/01/42	(Call 09/01/22)	1,500	1,488,645
5.25%, 09/01/22		815	943,631
5.25%, 10/01/22		600	694,890
5.25%, 09/01/25	(Call 09/01/21)	750	826,425
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,433,781
5.25%, 08/01/32	(AGM)	745	761,159
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,132,681
5.30%, 04/01/29	(PR 04/01/14)	495	509,810
5.50%, 04/01/19		525	621,211
5.50%, 04/01/28	(PR 04/01/14)	300	309,327

Security		Principal (000s)	Value

5.50%, 11/01/39	(Call 11/01/19)	$2,100	$2,192,358
5.50%, 03/01/40	(Call 03/01/20)	1,500	1,549,605
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,073,340
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,066,680
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,350,840
6.00%, 04/01/38	(Call 04/01/19)	1,250	1,382,550
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,742,985
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	597,800
Series A
4.00%, 07/01/16		90	98,100
4.13%, 07/01/14	(ETM)	365	376,647
4.40%, 07/01/18		200	227,048
4.60%, 07/01/19		360	412,506
5.00%, 07/01/15	(PR 07/01/14)	100	103,999
5.00%, 07/01/15	(Call 07/01/14)	735	763,761
5.00%, 07/01/16		500	558,695
5.00%, 07/01/18		2,125	2,471,226
5.00%, 07/01/19		1,375	1,605,739
5.00%, 07/01/20	(Call 07/01/19)	1,420	1,630,245
5.00%, 07/01/22	(Call 07/01/16)	2,490	2,733,472
5.25%, 07/01/14		1,075	1,120,322
5.25%, 07/01/14	(NPFGC-FGIC)	1,345	1,401,705
5.25%, 07/01/21	(Call 07/01/19)	625	721,962
Series B
5.00%, 07/01/23		1,615	1,679,035
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	(Call 01/01/20)	500	488,515
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/18		250	289,323
5.00%, 05/15/39	(Call 05/15/23)	250	256,363
Series D
5.00%, 05/15/41	(Call 05/15/16)	120	118,572
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,094,460
5.00%, 05/15/26	(Call 05/15/22)	500	539,165
5.00%, 05/15/32	(Call 05/15/22)	725	736,716
5.00%, 05/15/37	(Call 05/15/22)	500	500,660
5.00%, 05/15/42	(Call 05/15/22)	1,350	1,349,892

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series J
4.50%, 05/15/35	(Call 05/15/15) (AGM)	$1,650	$1,566,526
5.00%, 05/15/14	(NPFGC)	1,260	1,303,054
University of California Regents RB Medical Center Pooled Revenue
Series A
4.50%, 05/15/37	(Call 05/15/15) (NPFGC)	700	634,508
Vacaville Unified School District GO
5.00%, 08/01/25	(Call 08/01/17) (AMBAC)	380	398,115
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	250	274,308
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43	(Call 11/01/22)	250	239,475
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	195	211,655
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	117,584
William S. Hart Union High School District GO
Series A
0.00%, 08/01/33		450	137,012
Series B
0.00%, 08/01/34	(AGM)	500	147,250
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	120,455
4.00%, 08/01/38	(Call 08/01/23)	500	419,160
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	245	257,380
5.00%, 08/01/32	(Call 08/01/18) (AGM)	500	504,255

Security		Principal (000s)	Value

Yuba Community College District GO
Series A
5.00%, 08/01/22	(Call 08/01/17) (AMBAC)	$430	$466,348

			261,780,565

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $263,291,986)			261,780,565

SHORT-TERM INVESTMENTS — 1.52%

MONEY MARKET FUNDS — 1.52%
BlackRock Liquidity Funds: California Money Fund, Institutional Shares
0.01%[a,b]		4,075	4,074,530

			4,074,530

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,074,530)			4,074,530

TOTAL INVESTMENTS IN SECURITIES — 98.82%
(Cost: $267,366,516)			265,855,095
Other Assets, Less Liabilities — 1.18%			3,177,718

NET ASSETS — 100.00%			$269,032,813

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  Assured Guaranty Corp.— Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

Radian-IBCC  —  Radian Asset Assurance — Insured Bond Custodial Certificate

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.56%

ALABAMA — 0.18%
Alabama Federal Aid Highway Finance Authority RB Federal Grant Revenue
5.00%, 09/01/24	(Call 09/01/22)	$2,500	$2,722,925
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14		1,000	1,031,500
5.00%, 05/01/18		500	570,475
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	500	468,020
Birmingham Water Works Board RB Water Revenue
5.00%, 01/01/41	(Call 01/01/21)	1,000	980,930

			5,773,850
ALASKA — 0.01%
City of Anchorage GO
Series B
5.25%, 12/01/16	(AMBAC)	300	342,393

			342,393
ARIZONA — 1.55%
Arizona School Facilities Board COP Lease Appropriation
Series A-1
5.00%, 09/01/17	(Call 09/01/15) (NPFGC-FGIC)	245	265,710
Arizona School Facilities Board COP Lease Non-Terminable
5.13%, 09/01/21	(Call 09/01/18)	1,000	1,086,240
5.25%, 09/01/23	(Call 09/01/18)	1,465	1,574,069
5.75%, 09/01/19	(Call 09/01/18)	1,200	1,383,132
Arizona State University Board of Regents RB University Revenue
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,003,480
Arizona Transportation Board RB Fuel Sales Tax Revenue
Series A
5.00%, 07/01/21		1,500	1,728,465

Security		Principal (000s)	Value

5.00%, 07/01/24	(Call 07/01/21)	$935	$1,045,648
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,097,400
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		700	798,735
5.00%, 07/01/24	(Call 07/01/19)	685	749,568
5.25%, 07/01/20	(Call 07/01/19)	480	556,200
Arizona Water Infrastructure Finance Authority RB Water Revenue
Series A
5.00%, 10/01/30	(Call 10/01/20)	2,600	2,828,436
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	500	561,613
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,641,452
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/19	(Call 07/01/14) (AMBAC)	845	878,132
5.00%, 07/01/41	(Call 07/01/15) (NPFGC-FGIC)	3,250	3,182,790
Phoenix Civic Improvement Corp. RB Special Assessment
Series A
5.00%, 07/01/39	(Call 07/01/19)	800	805,576
Phoenix Civic Improvement Corp. RB Water Revenue
4.75%, 07/01/25	(Call 07/01/15) (NPFGC)	1,800	1,907,910
5.00%, 07/01/19	(Call 07/01/15) (NPFGC)	500	536,295
Pinal County Electric District No. 3 RB Electric Power & Light Revenues
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,007,270

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 12/01/26	(Call 12/01/21)	$1,000	$1,086,790
5.00%, 01/01/27	(Call 01/01/18)	1,800	1,932,462
5.00%, 12/01/28	(Call 12/01/21)	1,000	1,065,300
5.00%, 12/01/29	(Call 06/01/22)	2,000	2,119,060
5.00%, 12/01/31	(Call 06/01/22)	3,500	3,661,315
5.00%, 01/01/38	(Call 01/01/18)	8,265	8,315,665
Series B
4.00%, 01/01/16		1,250	1,349,350
4.00%, 01/01/18		1,225	1,353,625
5.00%, 12/01/19		500	583,200
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18	(AGM)	200	224,728
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,023,120
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	402,552

			48,755,288
ARKANSAS — 0.10%
State of Arkansas GO
4.00%, 08/01/14		1,930	1,997,569
5.00%, 08/01/14		1,050	1,096,400

			3,093,969
CALIFORNIA — 22.88%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	250	246,890
Allan Hancock Joint Community College District GO
0.00%, 08/01/47	(Call 08/01/40)	1,000	282,490
Alvord Unified School District GO
Series B
0.00%, 08/01/36	(AGM)	2,000	489,160
Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32	(AGM)	3,040	959,789

Security		Principal (000s)	Value

Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14) (NPFGC-FGIC)	$870	$899,719
Bay Area Toll Authority RB Highway Revenue Tolls
Series F
5.00%, 04/01/15		500	536,495
5.00%, 04/01/17	(PR 04/01/16)	150	166,542
5.00%, 04/01/18	(PR 04/01/16)	1,000	1,110,280
5.00%, 04/01/21	(PR 04/01/16)	250	277,570
5.00%, 04/01/23	(PR 04/01/16)	275	305,327
5.00%, 04/01/25	(PR 04/01/16)	2,000	2,220,560
5.00%, 04/01/31	(PR 04/01/16)	3,100	3,441,868
5.00%, 04/01/31	(PR 04/01/17)	680	774,425
Series F-1
5.00%, 04/01/25	(Call 04/01/22)	1,500	1,645,770
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,083,950
5.00%, 04/01/28	(Call 04/01/22)	2,625	2,816,319
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,092,240
5.00%, 04/01/31	(Call 04/01/22)	200	207,050
5.00%, 04/01/34	(Call 04/01/18)	500	509,615
5.00%, 04/01/39	(Call 04/01/18)	2,500	2,533,600
5.13%, 04/01/39	(Call 04/01/19)	825	831,534
5.63%, 04/01/44	(Call 04/01/19)	1,295	1,372,104
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,460,854
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	2,000	2,030,360
5.00%, 04/01/43	(Call 04/01/23)	1,250	1,221,625
5.25%, 04/01/48	(Call 04/01/23)	2,250	2,260,732
Bay Area Water Supply & Conservation Agency RB Water Revenue
Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,535,505
California Educational Facilities Authority RB College & University Revenue
Series T-1
5.00%, 03/15/39		120	130,589
Series U-3
5.00%, 06/01/43		1,500	1,640,490

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(ETM) (AGM)	$2,845	$3,343,728
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,150,810
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	575,405
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	470	555,897
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/15	(NPFGC-FGIC)	880	938,661
California State Department of Water Resources RB Electric Power & Light Revenues
Series K
4.00%, 05/01/18		200	222,154
5.00%, 05/01/18		5,610	6,477,755
Series L
4.00%, 05/01/15		100	106,059
5.00%, 05/01/14		2,705	2,791,262
5.00%, 05/01/15		1,000	1,076,870
5.00%, 05/01/16		1,000	1,114,930
5.00%, 05/01/17		2,485	2,829,744
5.00%, 05/01/18		1,290	1,489,537
5.00%, 05/01/19		1,815	2,116,072
5.00%, 05/01/20		2,690	3,130,676
5.00%, 05/01/21	(Call 05/01/20)	1,000	1,140,160
5.00%, 05/01/22	(Call 05/01/20)	300	339,144
Series M
4.00%, 05/01/14		2,650	2,716,780
4.00%, 05/01/16		1,500	1,633,605
4.00%, 05/01/19		1,275	1,419,725
5.00%, 05/01/14		1,750	1,805,807
5.00%, 05/01/15		1,000	1,076,870
Series N
5.00%, 05/01/20		2,500	2,909,550

Security		Principal (000s)	Value

California State Department of Water Resources RB Water Revenue
Series AC
5.00%, 12/01/15	(PR 12/01/14) (NPFGC)	$965	$1,022,948
Series AE
5.00%, 12/01/24	(Call 06/01/18)	650	730,665
5.00%, 12/01/27	(Call 06/01/18)	500	551,595
5.00%, 12/01/28	(Call 06/01/18)	695	755,472
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,690,065
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	1,445	1,615,019
Series G-4
5.00%, 05/01/16		1,250	1,393,663
California State Public Works Board RB Lease Abatement
Series A
5.00%, 12/01/19	(AMBAC)	20	21,877
5.00%, 04/01/20		690	783,378
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,011,000
5.00%, 04/01/33	(Call 04/01/22)	1,000	980,380
5.00%, 04/01/37	(Call 04/01/22)	1,450	1,397,423
6.25%, 04/01/34	(Call 04/01/19)	1,725	1,953,235
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,100,080
Series C
4.00%, 06/01/28	(Call 06/01/22)	1,000	880,210
Series G
5.00%, 11/01/37	(Call 11/01/22)	2,175	2,095,112
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,172,845
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	689,850
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29	(PR 06/01/14)	580	601,431
5.25%, 06/01/30	(Call 06/01/15)	2,100	2,120,853
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,628,610
5.00%, 12/01/31	(Call 12/01/21)	750	743,738

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series G
5.00%, 12/01/31	(Call 12/01/21)	$1,400	$1,455,552
Series J
5.25%, 01/01/16	(AMBAC)	1,350	1,488,092
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,588,289
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,379,963
5.00%, 11/01/25	(Call 11/01/23)	2,000	2,212,600
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	1,365	1,407,916
5.00%, 11/01/39	(Call 05/01/18) (AGM)	1,000	1,000,340
5.25%, 11/01/34	(Call 05/01/19)	500	517,505
5.25%, 11/01/38	(Call 05/01/19)	2,500	2,574,225
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	575,000
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,220,616
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	5,425	5,984,317
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	214,940
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	270	73,016
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	110,800
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	(Call 04/01/19)	500	511,465
City & County of San Francisco GO
Series R1
5.00%, 06/15/20		200	233,270
5.00%, 06/15/21		25	29,031
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,150,290

Security		Principal (000s)	Value

City of Bakersfield RB Sewer Revenue
Series A
5.00%, 09/15/32	(Call 09/15/17) (AGM)	$3,550	$3,580,388
City of Los Angeles GO
Series B
5.00%, 09/01/19		1,200	1,395,540
City of Los Angeles RB Port Airport & Marina Revenue
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,003,240
City of Los Angeles RB Wastewater System Revenue
Series A
5.00%, 06/01/27	(Call 06/01/23)	1,000	1,080,880
5.00%, 06/01/34	(PR 06/01/15) (NPFGC)	3,235	3,495,741
5.00%, 06/01/34	(Call 06/01/15) (NPFGC)	765	784,905
5.00%, 06/01/39	(Call 06/01/19)	500	500,950
Series B
5.00%, 06/01/22		750	864,075
5.00%, 06/01/23		1,000	1,145,460
5.00%, 06/01/32	(Call 06/01/22)	2,000	2,067,160
City of Redding COP Electric Power & Light Revenues
Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,026,250
City of Sacramento RB Water Revenue
5.00%, 09/01/42	(Call 09/01/23)	750	750,000
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,363,618
Series D
5.00%, 03/01/28	(Call 03/01/14) (NPFGC)	800	800,552
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21	(Call 08/01/19)	105	112,143

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Coast Community College District GO
Series A
5.00%, 08/01/38	(Call 08/01/23)	$2,750	$2,801,590
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	1,500	1,524,585
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,089,742
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,358,263
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,888,646
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	794,213
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	290,260
5.00%, 08/01/37	(Call 08/01/17) (AGM)	1,620	1,624,504
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14) (AGM)	1,000	1,036,160
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/26	(Call 06/01/17) (NPFGC-FGIC)	1,545	1,656,765
5.00%, 06/01/32	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,037,050
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	1,100	1,116,005
5.00%, 06/01/36	(Call 06/01/20)	2,000	2,077,460
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	275	279,980
Series B
5.00%, 06/01/16		500	558,700

Security		Principal (000s)	Value

5.00%, 06/01/23		$2,600	$3,026,842
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/35	(Call 07/01/18)	500	502,740
El Camino Community College District GO
Series C
0.00%, 08/01/32		200	70,344
0.00%, 08/01/34		1,000	309,850
Escondido Union High School District GO
Series C
0.00%, 08/01/46		1,905	252,012
0.00%, 08/01/51		1,000	94,990
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,022,260
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,018,950
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17	(Call 09/30/13) (NPFGC)	160	131,965
0.00%, 01/15/24	(Call 09/30/13)	1,000	512,900
0.00%, 01/15/30	(Call 09/30/13) (NPFGC)	435	150,449
0.00%, 01/15/37	(Call 09/30/13)	1,000	198,430
5.75%, 01/15/40	(Call 09/30/13)	3,000	2,770,800
Series A
0.00%, 01/01/15	(ETM)	500	496,015
0.00%, 01/01/20	(ETM)	1,355	1,166,370
0.00%, 01/01/23	(ETM)	500	370,385
0.00%, 01/01/25	(ETM)	200	132,872
0.00%, 01/01/26	(ETM)	1,500	943,935
0.00%, 01/01/28	(ETM)	4,450	2,504,504
0.00%, 01/01/30	(ETM)	1,000	509,560
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	2,000	508,160
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,472,145

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Los Angeles Community College District GO
Series A
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	$2,000	$2,151,960
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	1,410	1,425,468
6.00%, 08/01/33	(Call 08/01/19)	1,000	1,141,240
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	1,500	1,511,265
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	(Call 08/15/18)	2,000	2,194,900
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/20		2,000	2,337,700
Series A
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	225,932
Series B
5.00%, 07/01/14		6,090	6,335,122
5.00%, 07/01/15		900	975,312
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,153,060
Los Angeles County Public Works Financing Authority RB Lease Abatement
5.00%, 08/01/37	(Call 08/01/22)	1,000	966,120
5.00%, 08/01/42	(Call 08/01/22)	1,000	952,980
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
Series A
5.00%, 10/01/20	(District GO)	1,000	1,165,460
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/32	(Call 05/15/20)	1,605	1,626,363
5.00%, 05/15/40	(Call 05/15/20)	3,700	3,635,472
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,030,000

Security		Principal (000s)	Value

Series B
5.00%, 05/15/35	(Call 05/15/22)	$500	$505,240
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,004,860
Series D
5.25%, 05/15/33	(Call 05/15/20)	1,000	1,022,190
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		1,000	1,040,340
5.00%, 07/01/16		500	560,565
5.00%, 07/01/21		35	40,651
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,710,345
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,188,020
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,572,360
5.00%, 07/01/43	(Call 07/01/22)	5,450	5,496,107
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,850,510
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/43	(Call 07/01/22)	1,500	1,521,300
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,802,988
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	1,200	1,199,916
Series B
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,022,150
5.00%, 07/01/43	(Call 07/01/22)	3,500	3,549,700
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series B1
4.75%, 08/01/37	(PR 08/01/14) (NPFGC-FGIC)	10	10,414
4.75%, 08/01/37	(Call 08/01/14) (NPFGC-FGIC)	285	276,273
Los Angeles Unified School District GO
Series A
5.00%, 07/01/17	(Call 07/01/16) (NPFGC)	1,000	1,118,520

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	$2,700	$2,869,857
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,000	1,055,290
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	2,900	3,028,586
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	386,338
Series A-2
4.00%, 07/01/14		1,000	1,031,640
5.00%, 07/01/21		1,000	1,165,690
Series B
4.75%, 07/01/19	(Call 07/01/16)	1,400	1,542,408
5.00%, 07/01/16	(AGM)	600	671,244
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	950	1,051,280
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	551,830
Series D
5.00%, 01/01/34	(Call 07/01/19)	250	251,618
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,056,950
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,323,751
Series I
5.00%, 07/01/14		400	415,996
5.00%, 07/01/27	(Call 07/01/19)	3,000	3,213,870
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	342,330
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	70,410
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,500	169,140
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		2,500	2,896,325

Security		Principal (000s)	Value

Series B
5.00%, 07/01/14		$400	$416,064
5.00%, 07/01/21	(Call 07/01/18)	210	239,299
Series C
5.00%, 10/01/26	(Call 10/01/21)	1,000	1,096,150
5.00%, 10/01/27		2,500	2,798,675
5.00%, 07/01/35	(Call 07/01/16)	2,400	2,451,264
Series G
5.00%, 07/01/28	(Call 07/01/22)	500	542,305
Modesto Irrigation District COP Lease Revenue
Series A
6.00%, 10/01/39	(Call 04/01/19)	500	534,875
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	2,530	1,539,884
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,750	1,758,680
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	615,280
0.00%, 08/01/43	(Call 08/01/35)	3,000	1,277,250
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	386,175
0.00%, 08/01/41	(Call 08/01/21)	520	89,549
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	1,000	1,110,380
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	508,665
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31	(AGM)	1,000	359,590
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	500	481,700

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	$625	$608,744
Poway Unified School District GO
0.00%, 08/01/33		1,000	315,250
0.00%, 08/01/41		1,500	272,730
0.00%, 08/01/46		5,200	647,452
0.00%, 08/01/51		1,250	111,988
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	560	310,632
Riverside County Transportation Commission RB Highway Revenue Tolls
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,555,515
5.75%, 06/01/48	(Call 06/01/23)	1,000	959,060
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	440	439,468
Series A
4.75%, 05/01/23	(Call 10/01/13) (AMBAC)	180	180,695
5.40%, 11/01/20	(AMBAC)	500	557,815
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/35	(Call 08/01/15) (NPFGC)	775	781,309
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series A
5.00%, 08/15/41	(Call 08/15/23)	2,000	2,003,060
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	3,875	4,070,029
Series X
5.00%, 08/15/20		700	808,675
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,082,300

Security		Principal (000s)	Value

Sacramento Municipal Utility District RB Water Revenue
5.13%, 07/01/29	(Call 07/01/16) (NPFGC)	$1,000	$1,005,300
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	368,118
San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	120	126,077
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	965,043
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,318,975
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,361,226
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,210,388
San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,018,120
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,518,550
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,800	3,871,478
San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,028,080
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,021,270
Series B
5.00%, 05/15/18		1,000	1,150,490
5.00%, 05/15/22	(Call 05/15/19)	2,000	2,235,480

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	(Call 08/01/19)	$700	$733,775
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	1,500	1,585,695
San Diego Unified School District GO
0.00%, 07/01/30		1,300	509,639
0.00%, 07/01/35		2,010	552,790
0.00%, 07/01/37		700	167,524
0.00%, 07/01/43		1,180	187,030
0.00%, 07/01/44		1,800	267,426
Series C
0.00%, 07/01/46		275	35,874
0.00%, 07/01/48	(Call 07/01/40)	1,500	558,000
5.00%, 07/01/35	(Call 07/01/23)	1,715	1,753,690
Series D-2
4.75%, 07/01/27	(Call 07/01/15) (AGM)	595	598,903
Series E
0.00%, 07/01/47	(Call 07/01/42)	1,000	292,250
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,187,868
Series R-1
0.00%, 07/01/31		2,000	727,620
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	862,220
San Francisco Bay Area Rapid Transit District GO
Series B
5.00%, 08/01/32	(Call 08/01/17)	1,400	1,461,166
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,020,700

Security		Principal (000s)	Value

San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Second Series
5.00%, 05/01/26	(Call 05/01/22)	$1,000	$1,065,330
5.00%, 05/01/28	(Call 05/01/22)	1,500	1,548,900
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,017,510
Series B
5.00%, 05/01/43	(Call 05/01/23)	1,750	1,694,665
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,508,560
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	498,655
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
5.00%, 11/01/30	(Call 11/01/21)	500	520,720
5.00%, 11/01/32	(Call 11/01/21)	2,000	2,060,720
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,084,400
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,016,110
5.00%, 11/01/41	(Call 11/01/21)	1,750	1,766,240
Series B
4.00%, 10/01/39	(Call 10/01/22)	1,500	1,246,380
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,003,620
San Joaquin County Transportation Authority RB Sales Tax Revenue
Series A
5.50%, 03/01/41	(Call 03/01/21)	500	529,255
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/19	(ETM)	980	882,196
0.00%, 01/01/20	(ETM)	500	429,050
0.00%, 01/01/25	(ETM)	2,100	1,395,156
0.00%, 01/01/27	(ETM)	1,075	638,894
San Jose Financing Authority RB Lease Abatement
Series A
5.00%, 06/01/39	(Call 06/01/23)	1,850	1,844,542

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

San Marcos Unified School District GO
Series B
0.00%, 08/01/47		$500	$61,995
0.00%, 08/01/51		1,500	142,485
San Mateo County Community College District GO
Series B
5.00%, 09/01/38	(Call 09/01/16)	1,700	1,721,896
Series C
0.00%, 09/01/30	(NPFGC)	1,190	516,460
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/33	(Call 07/15/18)	750	754,793
San Mateo Union High School District GO
0.00%, 09/01/33		500	225,250
0.00%, 09/01/41	(Call 09/01/36)	460	205,772
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	457,845
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/36		2,500	636,200
Santa Clara County Financing Authority RB Lease Abatement
Series L
5.25%, 05/15/36	(Call 05/15/18)	500	518,200
Santa Clara County GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	1,896,187
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,400	1,451,618
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	700	685,860
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	2,000	2,242,440
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,012,809

Security		Principal (000s)	Value

Series A
5.00%, 07/01/18		$1,500	$1,728,900
State of California GO
3.00%, 09/01/13		500	500,040
3.50%, 10/01/17		1,000	1,090,500
4.00%, 09/01/13	(NPFGC)	800	800,088
4.00%, 09/01/14	(NPFGC)	600	622,806
4.00%, 10/01/14		200	208,218
4.00%, 08/01/15		600	640,278
4.00%, 09/01/17		295	327,226
4.00%, 09/01/20		500	547,330
4.50%, 08/01/26	(Call 02/01/17)	1,850	1,890,126
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,032,520
4.50%, 08/01/30	(Call 02/01/17)	3,000	2,920,170
4.75%, 04/01/18		280	319,458
5.00%, 11/01/13		1,000	1,008,180
5.00%, 02/01/14		605	617,215
5.00%, 03/01/14		1,600	1,638,720
5.00%, 03/01/14	(NPFGC-FGIC)	165	168,993
5.00%, 05/01/14		1,125	1,161,214
5.00%, 08/01/14		660	689,106
5.00%, 11/01/14		500	527,915
5.00%, 03/01/15		500	534,250
5.00%, 04/01/15		2,500	2,680,000
5.00%, 09/01/15		480	522,854
5.00%, 12/01/15	(Call 06/01/14)	380	404,564
5.00%, 02/01/16		3,320	3,662,060
5.00%, 03/01/16		2,845	3,146,883
5.00%, 04/01/16		600	665,472
5.00%, 05/01/16	(Call 05/01/15)	300	321,528
5.00%, 08/01/16		200	224,174
5.00%, 09/01/16		1,000	1,123,720
5.00%, 10/01/16		850	957,559
5.00%, 11/01/16	(AMBAC)	345	389,612
5.00%, 12/01/16		200	226,414
5.00%, 03/01/17	(Call 03/01/15)	1,900	2,021,638
5.00%, 04/01/17		725	823,136
5.00%, 05/01/17	(Call 05/01/15)	550	589,182
5.00%, 06/01/17	(Call 06/01/15)	4,750	5,104,302
5.00%, 03/01/18		400	460,132
5.00%, 04/01/18		2,650	3,052,641
5.00%, 05/01/18	(Call 05/01/15)	1,620	1,734,566
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	1,000	1,133,620

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 08/01/18	(Call 02/01/17)	$295	$331,757
5.00%, 10/01/18		3,400	3,947,128
5.00%, 03/01/19	(Call 03/01/15)	6,125	6,511,426
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,299,661
5.00%, 09/01/19		500	581,680
5.00%, 10/01/19		1,000	1,164,540
5.00%, 02/01/20		2,505	2,894,928
5.00%, 09/01/20		1,500	1,737,750
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	500	567,795
5.00%, 12/01/20	(Call 12/01/16)	510	567,482
5.00%, 03/01/21	(Call 03/01/16)	1,300	1,410,058
5.00%, 08/01/21	(Call 02/01/17)	400	446,948
5.00%, 08/01/21	(Call 08/01/15)	500	538,125
5.00%, 10/01/21	(Call 10/01/19)	1,800	2,008,674
5.00%, 11/01/21	(Call 11/01/17)	250	282,973
5.00%, 12/01/21	(Call 12/01/16)	1,955	2,168,760
5.00%, 02/01/22		2,290	2,602,722
5.00%, 04/01/22		1,000	1,137,220
5.00%, 08/01/22	(Call 02/01/17)	320	356,880
5.00%, 09/01/22		1,000	1,138,420
5.00%, 10/01/22		2,500	2,846,500
5.00%, 12/01/22	(Call 12/01/16)	1,750	1,921,010
5.00%, 06/01/23	(Call 12/01/14) (AMBAC)	1,000	1,055,640
5.00%, 08/01/23	(Call 02/01/17)	340	378,134
5.00%, 09/01/23	(Call 09/01/22)	5,000	5,598,050
5.00%, 10/01/23	(Call 09/30/13)	25	25,092
5.00%, 02/01/24	(Call 09/30/13)	2,045	2,052,362
5.00%, 03/01/24	(Call 03/01/16)	1,000	1,062,150
5.00%, 08/01/24	(Call 02/01/17)	750	830,153
5.00%, 10/01/24	(Call 04/01/18)	2,250	2,419,425
5.00%, 12/01/24	(Call 12/01/17)	2,420	2,604,682
5.00%, 04/01/25	(Call 04/01/18)	1,050	1,119,836
5.00%, 08/01/25	(Call 02/01/17)	2,850	3,146,742
5.00%, 08/01/25	(Call 08/01/15) (AGM)	1,000	1,079,440
5.00%, 11/01/25	(Call 11/01/20)	500	544,730
5.00%, 12/01/25	(Call 12/01/16)	4,000	4,293,520
5.00%, 11/01/26	(Call 11/01/17)	625	657,875
5.00%, 12/01/26	(Call 12/01/16)	1,250	1,327,425
5.00%, 02/01/27	(AMBAC)	550	592,911
5.00%, 05/01/27	(Call 05/01/15)	500	523,010

Security		Principal (000s)	Value

5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	$2,000	$2,103,680
5.00%, 08/01/27	(Call 08/01/15) (AGM)	1,000	1,052,100
5.00%, 03/01/28	(Call 03/01/16)	1,250	1,285,125
5.00%, 08/01/28	(Call 08/01/18)	250	259,473
5.00%, 09/01/28	(Call 09/01/18)	1,000	1,038,500
5.00%, 10/01/29	(Call 10/01/19)	8,415	8,675,192
5.00%, 10/01/29	(Call 10/01/19)	18,185	10,463,967
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,044,040
5.00%, 04/01/31	(PR 04/01/14) (AMBAC)	1,450	1,490,832
5.00%, 02/01/32	(Call 09/30/13)	2,245	2,280,268
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,067,233
5.00%, 11/01/32	(Call 11/01/17)	6,505	6,617,081
5.00%, 02/01/33	(Call 09/30/13)	3,105	3,142,169
5.00%, 08/01/33	(Call 08/01/15)	650	658,392
5.00%, 10/01/33	(Call 04/01/23)	1,000	1,013,650
5.00%, 09/01/35	(Call 09/01/16)	720	733,039
5.00%, 06/01/37	(Call 06/01/17)	5,250	5,242,335
5.00%, 11/01/37	(Call 11/01/17)	9,865	9,850,597
5.00%, 12/01/37	(Call 12/01/17)	2,315	2,311,597
5.00%, 02/01/38	(Call 02/01/23)	4,865	4,837,659
5.00%, 04/01/38	(Call 04/01/18)	2,835	2,818,982
5.00%, 09/01/41	(Call 09/01/21)	3,970	3,940,423
5.00%, 10/01/41	(Call 10/01/21)	4,750	4,714,327
5.00%, 04/01/42	(Call 04/01/22)	2,000	1,984,860
5.00%, 09/01/42	(Call 09/01/22)	7,500	7,443,225
5.00%, 02/01/43	(Call 02/01/23)	1,000	990,830
5.00%, 04/01/43	(Call 04/01/23)	2,500	2,477,000
5.13%, 03/01/25	(Call 03/01/18)	560	599,536
5.13%, 02/01/28	(PR 02/01/14)	1,200	1,224,816
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,038,784
5.25%, 11/01/16	(PR 11/01/13)	540	544,633
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,336,378
5.25%, 10/01/21	(Call 10/01/19)	1,000	1,129,780
5.25%, 09/01/22		300	347,349
5.25%, 10/01/22		1,090	1,262,384
5.25%, 02/01/23		250	288,050
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,690,973
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,227,660
5.25%, 09/01/25	(Call 09/01/21)	250	275,475
5.25%, 10/01/29	(Call 10/01/19)	3,800	3,962,450
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,049,180

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.25%, 03/01/30	(Call 03/01/20)	$500	$525,250
5.25%, 08/01/32	(AGM)	2,955	3,019,094
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,048,500
5.25%, 03/01/38	(Call 03/01/18)	5,750	5,798,070
5.50%, 04/01/18		2,815	3,304,782
5.50%, 04/01/19		155	183,405
5.50%, 04/01/21	(Call 04/01/19)	315	359,535
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,219,800
5.50%, 08/01/30	(Call 08/01/18)	485	511,200
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,051,630
5.50%, 11/01/39	(Call 11/01/19)	1,490	1,555,530
5.50%, 03/01/40	(Call 03/01/20)	2,000	2,066,140
5.60%, 03/01/36	(Call 03/01/20)	595	622,941
5.75%, 04/01/27	(Call 04/01/19)	1,000	1,087,320
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,836,952
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,346,696
6.00%, 02/01/18	(AMBAC)	1,000	1,193,030
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,125,700
6.00%, 04/01/35	(Call 04/01/19)	430	477,420
6.00%, 11/01/35	(Call 11/01/19)	235	263,318
6.00%, 04/01/38	(Call 04/01/19)	11,350	12,553,554
6.00%, 11/01/39	(Call 11/01/19)	2,500	2,786,700
6.50%, 04/01/33	(Call 04/01/19)	6,570	7,634,274
Series A
4.25%, 07/01/17		1,080	1,203,779
4.60%, 07/01/19		2,000	2,291,700
5.00%, 07/01/15	(PR 07/01/14)	1,050	1,091,990
5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	600	624,150
5.00%, 07/01/17		625	713,906
5.00%, 07/01/18		4,150	4,826,159
5.00%, 07/01/19		1,445	1,687,485
5.00%, 07/01/20	(Call 07/01/19)	2,930	3,363,816
5.00%, 07/01/22	(Call 07/01/16)	5,515	6,054,257
5.25%, 07/01/14	(ETM)	1,640	1,707,732
5.25%, 07/01/14		3,690	3,845,570
5.25%, 07/01/14	(NPFGC-FGIC)	10	10,422
5.25%, 07/01/21	(Call 07/01/19)	2,000	2,310,280
Series B
5.00%, 07/01/23		1,800	1,871,370
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	(Call 01/01/20)	2,000	1,954,060

Security		Principal (000s)	Value

University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/39	(Call 05/15/23)	$2,250	$2,307,262
Series D
5.00%, 05/15/37	(Call 05/15/16) (NPFGC-FGIC)	1,885	1,886,753
5.00%, 05/15/41	(Call 05/15/16) (NPFGC-FGIC)	250	247,025
Series G
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,048,110
5.00%, 05/15/37	(Call 05/15/22)	2,750	2,753,630
5.00%, 05/15/42	(Call 05/15/22)	4,745	4,744,620
Series J
4.50%, 05/15/26	(Call 05/15/15) (AGM)	1,500	1,506,090
4.50%, 05/15/31	(Call 05/15/15) (AGM)	2,000	1,980,600
4.50%, 05/15/35	(Call 05/15/15) (AGM)	1,220	1,158,280
5.00%, 05/15/14	(ETM) (NPFGC)	10	10,339
5.00%, 05/15/14	(NPFGC)	1,640	1,696,039
Series Q
5.00%, 05/15/21	(Call 05/15/17)	300	339,372
University of California Regents RB Medical Center Pooled Revenue
Series A
4.50%, 05/15/37	(Call 05/15/15) (NPFGC)	200	181,288
4.75%, 05/15/31	(Call 05/15/15) (NPFGC)	1,250	1,251,488
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	905	992,993
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43	(Call 11/01/22)	1,000	957,900
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	146,980

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

William S. Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	$500	$147,250
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	361,365
4.00%, 08/01/38	(Call 08/01/23)	4,000	3,353,280
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	1,000	1,050,530

			720,043,632
COLORADO — 1.11%
City & County of Denver RB Port Airport & Marina Revenue
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,120,840
5.25%, 11/15/36	(Call 11/15/19)	200	204,014
Series B
4.00%, 11/15/43	(Call 11/15/22)	1,550	1,244,046
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,334,813
5.00%, 11/15/43	(Call 11/15/22)	2,250	2,132,150
City of Aurora RB Water Revenue
Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,024,940
Colorado Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 12/15/15	(NPFGC-FGIC)	2,510	2,764,514
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP Lease Non-Terminable
5.25%, 11/01/23	(Call 11/01/18)	500	560,200
Colorado State University Board of Governors RB Enterprise Revenue
Series A
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	506,215

Security		Principal (000s)	Value

Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC)	$540	$642,508
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	774,490
5.00%, 12/01/31	(Call 12/01/22) (SAW)	2,000	2,088,720
E-470 Public Highway Authority RB Highway Revenue Tolls
Series A
0.00%, 09/01/40		850	165,334
0.00%, 09/01/41		1,000	182,570
Series B
0.00%, 09/01/16	(NPFGC)	765	710,211
0.00%, 09/01/19	(NPFGC)	435	348,587
0.00%, 09/01/20	(NPFGC)	715	538,223
0.00%, 09/01/23	(NPFGC)	165	101,371
0.00%, 09/01/24	(NPFGC)	1,165	669,141
0.00%, 09/01/29	(NPFGC)	2,500	993,575
Jefferson County School District No. R-1 GO
5.00%, 12/15/18	(SAW)	500	577,670
5.00%, 12/15/22	(PR 12/15/14) (AGM)	3,535	3,753,357
5.00%, 12/15/24	(PR 12/15/14) (AGM)	540	573,356
Regional Transportation District COP Lease Renewal
Series A
5.38%, 06/01/31	(Call 06/01/20)	500	516,815
Regional Transportation District RB Sales Tax Revenue
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,475	3,350,595
5.00%, 11/01/27		1,500	1,646,730
5.00%, 11/01/28	(Call 11/01/22)	4,000	4,260,040
State of Colorado Building Excellent Schools Today COP Lease Revenue
Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,016,300

			34,801,325

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

CONNECTICUT — 0.71%
State of Connecticut GO
Series A
5.00%, 01/01/15		$1,000	$1,061,650
5.00%, 01/01/16		1,000	1,101,420
5.00%, 02/15/25	(Call 02/15/19)	2,660	2,960,473
Series B
5.00%, 05/01/15		1,000	1,075,820
5.00%, 05/01/16		500	556,200
5.00%, 05/15/21		1,000	1,149,580
5.25%, 06/01/20	(AMBAC)	790	927,183
Series C
5.00%, 12/01/15		500	549,900
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,128,960
5.50%, 12/15/13		1,000	1,015,650
5.50%, 12/15/15		275	306,001
Series D
5.00%, 01/01/14		1,000	1,016,250
5.00%, 11/01/19		1,000	1,166,090
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,116,660
Series E
4.00%, 09/15/27	(Call 09/15/22)	500	493,800
5.00%, 12/15/16		1,500	1,699,470
5.00%, 12/15/18	(Call 12/15/16)	230	257,904
State of Connecticut ST Fuel Sales Tax Revenue
Series A
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,100,320
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/17		500	564,970
5.00%, 02/01/19		1,000	1,155,640

			22,403,941
DELAWARE — 0.02%
State of Delaware GO
Series 2009C
5.00%, 10/01/16		500	565,030

			565,030
DISTRICT OF COLUMBIA — 0.88%
District of Columbia GO
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,389,292

Security		Principal (000s)	Value

Series C
5.00%, 06/01/16	(AGM)	$1,000	$1,113,330
District of Columbia RB College & University Revenue
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,092,070
Series A
4.50%, 04/01/42	(Call 04/01/17) (AMBAC)	1,100	1,010,504
District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,083,350
5.00%, 12/01/26	(Call 06/01/20)	500	533,565
5.00%, 12/01/27	(Call 06/01/20)	500	535,870
5.00%, 12/01/31	(Call 06/01/20)	500	521,335
Series C
5.00%, 12/01/13		1,000	1,012,220
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,124,150
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,108,940
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,030,560
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,562,675
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34	(Call 12/01/19)	1,370	1,453,351
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	437,776
District of Columbia RB Recreational Revenue
Series B-1
5.00%, 02/01/31	(Call 02/01/16) (NPFGC-FGIC)	1,000	971,650
District of Columbia Water & Sewer Authority RB Sewer Revenue
Series A
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,029,480
6.00%, 10/01/35	(Call 10/01/18)	500	556,345
District of Columbia Water & Sewer Authority RB Water Revenue
5.50%, 10/01/23	(AGM)	240	286,723

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Metropolitan Washington Airports Authority RB Highway Revenue Tolls
Series A
0.00%, 10/01/37		$4,000	$873,000
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,183,270
Metropolitan Washington Airports Authority RB Port Airport & Marina Revenue
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,015,450
Series C
5.13%, 10/01/39	(Call 10/01/18)	1,475	1,484,440
Washington D.C. Convention Center Authority RB Miscellaneous Taxes
Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	200	185,982

			27,595,328
FLORIDA — 3.64%
Broward County RB Port Airport & Marina Revenue
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,639,966
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	1,000	962,880
Broward County RB Water & Sewer Utility Revenue
Series A
5.25%, 10/01/34	(Call 10/01/18)	500	522,150
Broward County School Board COP Lease Renewal
Series A
5.00%, 07/01/21		1,000	1,115,810
City of Cape Coral RB Water Revenue
Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	970,130
City of Clearwater RB Water & Sewer Revenue
Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,028,330

Security		Principal (000s)	Value

City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	$1,250	$1,367,813
City of Tallahassee RB Water Revenue
5.00%, 10/01/37	(Call 10/01/17)	1,750	1,755,058
County of Hillsborough School Board COP Lease Appropriation
Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,590,150
County of Miami-Dade GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	985,150
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,076,340
County of Miami-Dade RB Hotel Occupancy Tax
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,008,680
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,404,717
County of Miami-Dade RB Miscellaneous Revenue
Series B
5.00%, 10/01/35	(Call 10/01/15) (NPFGC)	1,125	1,114,560
County of Miami-Dade RB Port Airport & Marina Revenue
Series A
5.38%, 10/01/35	(Call 10/01/20)	1,000	1,014,650
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,037,320
Series B
5.00%, 10/01/41	(Call 10/01/20)	1,000	963,440
County of Miami-Dade RB Water & Sewer Revenue
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,425,029
Series B
5.00%, 10/01/14	(AGM)	500	525,475
Series C
5.38%, 10/01/24	(Call 10/01/18)	2,500	2,771,000

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38	(Call 05/01/18)	$3,000	$3,008,460
County of Seminole RB Water Revenue
5.00%, 10/01/31	(Call 10/01/16)	600	607,836
5.00%, 10/01/36	(Call 10/01/16)	2,020	2,025,070
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14		500	516,310
5.00%, 07/01/14		2,000	2,077,740
5.00%, 07/01/15		2,035	2,191,654
5.00%, 07/01/16		2,040	2,261,544
Florida Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 10/01/31	(Call 10/01/18)	450	454,797
5.25%, 10/01/19		1,000	1,157,550
5.25%, 10/01/21	(Call 10/01/18)	180	197,987
Florida State Board of Education GO
Series A
5.00%, 01/01/15		2,865	3,042,429
5.00%, 06/01/16		3,060	3,413,155
5.00%, 06/01/18		500	575,870
5.00%, 06/01/21	(Call 06/01/20)	500	568,140
5.00%, 06/01/34	(Call 06/01/14)	1,000	1,045,520
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,676,715
5.00%, 06/01/25	(Call 06/01/15) (GTD)	1,455	1,576,289
Series D
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,130,570
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,065,380
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,132,139
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,000	1,058,000
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/20		1,000	1,147,050

Security		Principal (000s)	Value

Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/32	(Call 07/01/17)	$1,000	$1,049,970
Florida State Department of Transportation RB Transit Revenue
Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	350,830
JEA Electric System RB Electric Revenue
Series Three 2010D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,482,225
Series Three 2012B
5.00%, 10/01/39	(Call 10/01/21)	2,000	1,988,380
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 21
5.00%, 10/01/20	(Call 04/01/15) (NPFGC)	500	534,100
Series 23
5.00%, 10/01/15		200	218,324
5.00%, 10/01/18		500	576,635
JEA Water & Sewer System RB Water Revenue
Series A
5.00%, 10/01/31	(Call 04/01/21)	1,000	1,027,270
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	978,630
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	975,497
5.00%, 07/01/40	(Call 07/01/20)	2,000	1,931,120
Miami-Dade County School Board COP Lease Appropriation
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	899,440

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Miami-Dade County School Board COP Lease Renewal
Series A
5.25%, 02/01/27	(Call 02/01/19) (AGM)	$2,690	$2,794,910
Series B
5.25%, 05/01/31	(Call 05/01/18) (AGM)	2,250	2,312,662
Miami-Dade County School Board GO
5.00%, 03/15/43	(Call 03/15/23)	2,000	1,966,600
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/42	(Call 07/01/22)	2,000	1,943,360
Orange County School Board COP Lease Appropriation
Series A
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,500	2,549,100
Orlando Utilities Commission RB Multiple Utility Revenue
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,682,805
Orlando Utilities Commission RB Water Revenue
Series A
5.00%, 10/01/22		1,000	1,146,440
5.00%, 10/01/25		1,500	1,659,285
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	524,675
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/22		500	553,770
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	1,950,560
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,427,925
Palm Beach County School District COP Lease Appropriation
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	300,951

Security		Principal (000s)	Value

Palm Beach County School District COP Lease Renewal
Series E
5.00%, 08/01/32	(Call 08/01/17) (NPFGC)	$500	$504,255
Palm Beach County Solid Waste Authority RB Resource Recovery Revenue
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,081,020
5.00%, 10/01/31	(Call 10/01/21)	2,890	2,918,582
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	259,703
Reedy Creek Improvement District RB Property Tax
Series A
5.00%, 06/01/38	(Call 06/01/23)	1,000	988,720
State of Florida GO
Series A
5.00%, 06/01/17	(Call 06/01/15) (NPFGC-FGIC)	1,000	1,086,390
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,010,890
Series F
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,053,080
Tampa Bay Water RB Utility System Revenue
5.00%, 10/01/38	(Call 10/01/18)	2,000	2,009,720
Series A
5.00%, 10/01/16		500	563,065
Series B
5.00%, 10/01/19		1,000	1,158,350
Tampa-Hillsborough County Expressway Authority RB Highway Revenue Tolls
Series A
5.00%, 07/01/37	(Call 07/01/22)	2,000	1,932,320

			114,600,412
GEORGIA — 2.13%
Augusta Georgia RB Water & Sewer Revenue
5.25%, 10/01/39	(Call 10/01/14) (AGM)	1,900	1,962,643
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21		1,000	1,132,890

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series B
5.00%, 01/01/18		$685	$778,475
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,121,940
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,324,879
5.00%, 01/01/42	(Call 01/01/22)	1,000	974,790
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	1,893,445
City of Atlanta RB Water & Wastewater Revenue
Series A
5.50%, 11/01/15	(NPFGC-FGIC)	500	552,070
5.50%, 11/01/18	(NPFGC-FGIC)	100	117,084
6.00%, 11/01/26	(Call 11/01/19)	1,000	1,148,110
6.00%, 11/01/27	(Call 11/01/19)	1,000	1,144,500
6.00%, 11/01/28	(Call 11/01/19)	2,320	2,628,119
6.25%, 11/01/39	(Call 11/01/19)	2,750	3,112,147
County of DeKalb RB Water & Sewerage Revenue
Series A
5.00%, 10/01/35	(Call 10/01/13)	1,000	999,980
Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,297,901
County of Fulton RB Water Revenue
5.00%, 01/01/35	(PR 01/01/14) (NPFGC-FGIC)	1,600	1,625,568
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/18	(AGM)	950	1,088,538
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	200	207,048
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/16		2,000	2,224,440
5.00%, 06/01/19		1,100	1,266,749

Security		Principal (000s)	Value

Gwinnett County School District GO
Series A
4.00%, 10/01/15		$1,000	$1,073,840
4.00%, 10/01/16		510	559,480
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/27	(Call 07/01/17) (AGM)	25	26,408
5.00%, 07/01/28	(Call 07/01/17) (AGM)	950	988,399
5.00%, 07/01/37	(Call 07/01/17) (AGM)	4,400	4,455,000
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,076,360
5.25%, 01/01/17		500	564,440
Series D
5.75%, 01/01/19	(Call 07/01/18)	2,000	2,320,980
5.75%, 01/01/20	(Call 07/01/18)	500	569,415
State of Georgia GO
Series A
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,090,870
Series B
5.00%, 07/01/15		1,000	1,084,060
5.00%, 07/01/18	(Call 07/01/15)	6,015	6,495,839
5.00%, 07/01/19	(Call 07/01/15)	1,000	1,079,840
5.00%, 01/01/20	(Call 01/01/19)	2,500	2,837,075
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,112,590
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,148,920
5.00%, 07/01/20	(Call 07/01/17)	2,000	2,285,140
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,078,510
5.50%, 07/01/14		625	652,763
Series E
5.00%, 07/01/14		2,000	2,080,500
Series E-2
4.00%, 09/01/16		1,000	1,096,100
4.50%, 09/01/15		800	864,912
Series I
5.00%, 07/01/18		825	958,180
5.00%, 07/01/20		2,600	3,056,976

			67,157,913

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

GUAM — 0.03%
Government of Guam RB Business Privileges Taxes
Series A
5.00%, 01/01/31	(Call 01/01/22)	$1,000	$1,002,640

			1,002,640
HAWAII — 0.92%
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/36	(Call 07/01/16) (NPFGC)	2,800	2,845,780
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,012,040
State of Hawaii GO
Series DG
5.00%, 07/01/15	(AMBAC)	2,200	2,383,238
Series DJ
5.00%, 04/01/25	(Call 04/01/17) (AMBAC)	1,000	1,103,460
Series DQ
5.00%, 06/01/22	(Call 06/01/19)	500	571,950
Series DY
5.00%, 02/01/18		1,000	1,144,980
5.00%, 02/01/19		580	669,303
Series DZ
5.00%, 12/01/20		750	873,405
5.00%, 12/01/22	(Call 12/01/21)	1,000	1,144,540
5.00%, 12/01/23	(Call 12/01/21)	1,000	1,132,560
5.00%, 12/01/28	(Call 12/01/21)	500	535,910
5.00%, 12/01/30	(Call 12/01/21)	750	791,970
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,572,195
Series EA
5.00%, 12/01/20		500	582,270
Series EE
5.00%, 11/01/29	(Call 11/01/22)	1,300	1,380,431
Series EF
5.00%, 11/01/17		1,500	1,725,255
5.00%, 11/01/19		5,000	5,817,900
State of Hawaii RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	3,615,788

			28,902,975

Security		Principal (000s)	Value

ILLINOIS — 4.87%
Chicago Board of Education COP Lease Non-Terminable
Series A
6.00%, 01/01/20	(NPFGC, GOI)	$1,000	$1,104,710
Chicago Board of Education GO
Series A
5.00%, 12/01/41	(Call 12/01/21)	2,800	2,438,268
5.00%, 12/01/42	(Call 12/01/22)	2,000	1,737,940
5.50%, 12/01/26	(NPFGC-FGIC)	1,000	1,039,730
Series B
5.00%, 12/01/23	(Call 12/01/17) (AMBAC)	1,000	1,024,110
Series C
5.00%, 12/01/27	(Call 12/01/18) (AGM)	5,600	5,549,824
5.25%, 12/01/26	(Call 12/01/18)	145	146,889
Series F
5.00%, 12/01/31	(Call 12/01/20)	525	489,232
Chicago Park District GO
Series C
5.25%, 01/01/40	(Call 01/01/21)	1,000	1,011,450
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	55	62,385
5.00%, 06/01/19	(Call 12/01/16) (AMBAC)	270	290,210
City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	500	525,305
5.00%, 01/01/24	(Call 01/01/16) (AGM)	2,500	2,532,250
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	993,570
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	996,642
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	865,431
5.00%, 01/01/33	(Call 01/01/22)	1,750	1,594,075
5.00%, 01/01/34	(PR 01/01/14) (AGM)	3,650	3,708,947
5.00%, 01/01/40	(Call 01/01/21)	1,000	895,070

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

City of Chicago RB Port Airport & Marina Revenue
5.75%, 01/01/43	(Call 01/01/23)	$1,000	$964,260
Series A
5.00%, 01/01/21	(Call 01/01/16) (AMBAC)	500	538,820
5.00%, 01/01/33	(Call 01/01/16) (NPFGC-FGIC)	1,500	1,494,375
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	495,105
5.75%, 01/01/39	(Call 01/01/21)	500	510,745
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,270	1,365,910
5.00%, 01/01/20	(Call 01/01/17) (AGM)	510	539,804
5.25%, 01/01/15	(NPFGC-FGIC)	510	542,360
5.25%, 01/01/17	(NPFGC)	1,050	1,180,557
5.25%, 01/01/18	(NPFGC)	820	932,701
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,459,890
6.50%, 01/01/41	(Call 01/01/21)	1,560	1,801,114
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	939,970
5.00%, 01/01/40	(Call 01/01/20)	610	570,198
City of Chicago RB Sales Tax Revenue
Series A
5.00%, 01/01/41	(Call 01/01/22)	2,000	1,964,760
City of Chicago RB Sewer Revenue
5.00%, 01/01/42	(Call 01/01/22)	1,000	908,600
City of Chicago RB Water Revenue
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,371,325
5.25%, 11/01/38	(Call 11/01/18)	1,000	997,150
County of Cook GO
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	500	493,030
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	524,107
5.00%, 11/15/19		500	563,905
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	1,575	1,613,587

Security		Principal (000s)	Value

5.25%, 11/15/22	(Call 11/15/20)	$1,000	$1,087,590
5.25%, 11/15/28	(Call 11/15/21)	500	510,995
Series B
5.00%, 11/15/29	(PR 11/15/14) (NPFGC)	765	808,047
Series C
5.00%, 11/15/25	(Call 11/15/22)	1,250	1,297,812
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,247,150
Illinois Finance Authority RB College & University Revenue
Series A
5.25%, 10/01/52	(Call 04/01/23)	1,000	980,420
Illinois Municipal Electric Agency RB Electric Power & Light Revenues
Series A
5.00%, 02/01/35	(Call 02/01/17) (NPFGC-FGIC)	2,700	2,637,441
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/14	(AGM)	500	507,785
5.00%, 01/01/21	(Call 07/01/15) (AGM)	1,000	1,076,020
5.00%, 01/01/22	(Call 07/01/15) (AGM)	500	537,435
5.00%, 01/01/23	(Call 07/01/15) (AGM)	1,225	1,315,319
5.00%, 01/01/38	(Call 01/01/23)	1,000	963,140
Series A-1
5.00%, 01/01/23	(Call 07/01/16) (AGM)	50	54,883
5.00%, 01/01/24	(Call 07/01/16) (AGM)	2,700	2,910,006
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	7,799,639
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,032,810
5.00%, 01/01/31	(Call 01/01/20)	700	711,732
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	3,133,284
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	2,014,254
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,030	7,866,781

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series B
5.00%, 12/01/17		$1,000	$1,141,430
5.50%, 01/01/33	(Call 01/01/18)	1,000	1,055,060
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 12/15/15	(NPFGC)	470	454,885
0.00%, 12/15/22	(NPFGC)	340	228,919
5.50%, 06/15/29	(NPFGC-FGIC)	2,000	2,138,060
Metropolitan Pier & Exposition Authority RB Port Airport & Marina Revenue
Series B
0.00%, 12/15/51		10,000	870,900
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,110,120
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
0.00%, 06/15/28	(NPFGC)	1,295	563,934
Series A
0.00%, 06/15/31	(NPFGC)	1,035	358,421
0.00%, 12/15/34	(NPFGC)	3,000	814,200
0.00%, 06/15/36	(NPFGC)	2,800	681,072
0.00%, 06/15/37	(NPFGC)	415	94,002
0.00%, 06/15/40	(NPFGC)	3,500	642,215
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,004,300
Series B
0.00%, 06/15/26	(AGM)	2,000	1,025,940
0.00%, 06/15/27	(AGM)	1,000	472,600
0.00%, 06/15/43	(AGM)	2,000	300,040
0.00%, 06/15/45	(AGM)	500	65,835
0.00%, 06/15/46	(AGM)	1,600	197,664
5.00%, 06/15/50	(Call 06/15/20)	1,500	1,397,640
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,457,070
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,024,470
5.00%, 12/01/27	(Call 06/01/16)	875	895,580
5.00%, 12/01/29	(Call 06/01/16)	1,350	1,381,941
5.00%, 12/01/35	(PR 12/01/16)	2,040	2,312,524
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	732,713

Security		Principal (000s)	Value

Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	$1,500	$1,700,385
Series B
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,024,380
Series C
5.25%, 12/01/32		780	820,700
Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/42	(Call 01/01/18) (NPFGC)	355	343,487
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/21	(AGM)	500	584,545
5.75%, 06/01/23	(AGM)	1,000	1,160,290
State of Illinois GO
5.00%, 01/01/15		590	621,317
5.00%, 01/01/17	(AGM)	1,500	1,640,925
5.00%, 07/01/19		1,000	1,085,160
5.00%, 08/01/19		2,000	2,169,320
5.00%, 01/01/20	(AGM)	500	540,200
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,536,705
5.00%, 08/01/22		580	594,952
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,025,880
5.25%, 07/01/29	(Call 07/01/23)	2,000	1,953,620
5.50%, 07/01/38	(Call 07/01/23)	1,000	944,390
Series A
5.00%, 06/01/16		100	108,566
5.00%, 03/01/34	(Call 03/01/14)	4,985	4,477,278
Series B
5.00%, 03/01/14		1,140	1,163,860
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/14		1,000	1,037,420
5.00%, 06/15/15		1,000	1,080,200
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,683,195
5.00%, 12/15/17	(Call 12/15/16)	500	561,160
5.00%, 12/15/18	(Call 06/15/16)	500	555,955
5.00%, 12/15/19	(Call 06/15/15)	2,000	2,149,320

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

State of Illinois RB Miscellaneous Revenue
Series A
5.00%, 12/15/13		$1,650	$1,672,984
5.00%, 12/15/15		1,000	1,099,300
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15		300	323,835
5.00%, 06/15/19		500	570,080
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,589,715
Series B
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,027,720
Village of Schaumburg GO
Series B
5.25%, 12/01/34	(PR 12/01/14) (NPFGC-FGIC)	645	685,003

			153,224,236
INDIANA — 0.62%
Indiana Finance Authority RB Lease Appropriation
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,038,500
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	4,450	4,594,803
Indiana Finance Authority RB Miscellaneous Revenue
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,047,400
Series A
5.25%, 02/01/17		705	801,740
Indiana Finance Authority RB Sewer Revenue
Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	969,150
Indiana Finance Authority RB Water Revenue
Series A
5.00%, 02/01/20		1,000	1,157,280
Indiana Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	496,560

Security		Principal (000s)	Value

5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	$1,500	$1,477,545
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series B
5.00%, 02/01/19		750	860,798
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,741,995
5.75%, 01/01/38	(Call 01/01/19)	5,000	5,208,950

			19,394,721
IOWA — 0.02%
State of Iowa RB General Fund Revenue
Series A
5.00%, 06/01/27	(Call 06/01/19)	500	543,070

			543,070
KANSAS — 0.07%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21	(Call 03/01/20)	450	516,577
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/16		1,000	1,126,370
5.00%, 03/01/22	(PR 03/01/14)	660	675,880

			2,318,827
KENTUCKY — 0.14%
Kentucky Asset Liability Commission RB Miscellaneous Revenue First Series
5.25%, 09/01/18	(NPFGC)	320	368,010
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.25%, 10/01/14	(AGM)	500	526,870

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Kentucky State Property & Buildings Commission RB Lease Renewal
5.00%, 11/01/20	(Call 11/01/18)	$1,600	$1,810,496
Louisville & Jefferson County Metropolitan Sewer District RB Sewer Revenue
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	522,905
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,028,400

			4,256,681
LOUISIANA — 0.62%
East Baton Rouge Sewerage Commission RB Sewer Revenue
Series A
5.25%, 02/01/39	(Call 02/01/19)	1,000	1,042,510
Louisiana Local Government Environmental Facilities & Community Development Authority RB Sewer Revenue
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	789,140
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/15	(AMBAC)	425	451,903
5.00%, 06/01/16	(AMBAC)	275	299,874
5.00%, 06/01/17	(Call 06/01/16) (AMBAC)	370	403,925
5.00%, 06/01/18	(Call 06/01/16) (AMBAC)	600	649,764
5.00%, 06/01/21	(Call 06/01/16) (AMBAC)	1,000	1,080,980
5.00%, 06/01/22	(Call 06/01/16) (AMBAC)	500	526,025
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	2,230	2,425,170
5.00%, 08/01/18	(Call 08/01/15) (NPFGC)	450	489,267
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,280,800
Series C
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,122,600

Security		Principal (000s)	Value

State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/31	(Call 05/01/16) (AGM)	$710	$751,074
5.00%, 05/01/41	(Call 05/01/16) (NPFGC-FGIC)	750	751,620
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	897,890
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,121,630
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,106,060
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	1,982,599
5.00%, 05/01/45	(Call 05/01/20)	1,250	1,250,612

			19,423,443
MARYLAND — 1.56%
County of Montgomery GO
Series A
5.00%, 07/01/15		500	542,030
5.00%, 07/01/21		500	587,680
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23	(Call 02/15/18)	2,500	2,791,725
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14		275	283,825
5.00%, 03/01/17		1,000	1,133,250
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		2,500	2,785,675
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,005,820
State of Maryland GO
4.00%, 08/15/21		3,000	3,299,760
4.00%, 08/15/22		1,000	1,088,120
5.00%, 02/15/17	(PR 02/15/15)	260	277,246
5.00%, 03/01/19		525	612,770
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,447,112

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

First Series
5.00%, 03/15/17		$450	$511,835
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,207,011
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,582,779
First Series A
5.25%, 03/01/16		400	446,068
First Series C
4.00%, 08/15/16		2,000	2,191,080
Second Series
5.00%, 07/15/14		1,790	1,865,341
5.00%, 08/01/15		2,500	2,718,975
5.00%, 08/01/16		500	561,810
Second Series A
5.00%, 08/01/17	(PR 08/01/15)	1,410	1,532,980
Second Series B
5.00%, 03/15/22	(Call 03/15/19)	2,000	2,308,640
Second Series C
5.00%, 11/01/16		540	611,674
Second Series E
4.00%, 08/01/14		2,175	2,251,147
5.00%, 08/01/16		1,000	1,123,620
5.00%, 08/01/19		1,000	1,173,500
Series A
5.00%, 08/01/16	(PR 08/01/15)	210	228,316
Series B
5.00%, 08/01/19		2,500	2,933,750
Series C
5.00%, 11/01/17		2,700	3,120,930
5.00%, 11/01/18		2,000	2,337,980
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,308,294
Series E
5.00%, 08/01/15		400	435,036
Third Series C
5.00%, 11/01/19		1,500	1,765,275

			49,071,054
MASSACHUSETTS — 4.81%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14		1,250	1,304,375
5.00%, 03/01/21	(PR 03/01/15) (AGM)	1,750	1,870,312
5.00%, 03/01/22	(PR 03/01/15)	850	908,438

Security		Principal (000s)	Value

5.00%, 03/01/24	(PR 03/01/15) (AGM)	$500	$534,375
5.00%, 03/01/25	(PR 03/01/15)	350	374,063
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,703,353
5.00%, 03/01/34	(Call 03/01/19)	460	470,709
5.00%, 03/01/39	(Call 03/01/19)	1,975	1,991,057
Series B
5.00%, 11/01/16		1,100	1,242,186
5.25%, 09/01/23	(AGM)	215	251,535
5.25%, 09/01/24	(AGM)	1,800	2,093,328
Series C
5.00%, 09/01/22	(PR 09/01/15)	625	681,456
5.50%, 12/01/16	(AGM)	500	574,105
5.50%, 12/01/17	(AGM)	600	703,260
5.50%, 12/01/22	(AGM)	1,000	1,195,270
5.50%, 12/01/22	(AMBAC)	1,300	1,553,851
5.50%, 12/01/23	(AMBAC)	900	1,073,439
Series D
5.00%, 08/01/22	(PR 08/01/16)	200	224,612
5.50%, 10/01/16		2,450	2,796,650
5.50%, 10/01/18		400	473,648
5.50%, 10/01/19	(AMBAC)	1,355	1,613,060
Series E
5.00%, 11/01/25	(AMBAC)	2,115	2,388,977
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/21		600	704,766
5.50%, 08/01/30	(AMBAC)	1,100	1,250,359
Series B
5.00%, 08/01/24	(PR 08/01/14)	415	433,152
5.25%, 08/01/16	(AGM)	1,135	1,279,678
5.25%, 08/01/20		845	994,683
5.25%, 08/01/21		425	499,209
5.25%, 08/01/21	(AGM)	1,200	1,409,532
5.25%, 08/01/22		1,100	1,290,531
Series C
5.00%, 05/01/14		500	515,900
5.00%, 05/01/16		875	973,350
5.00%, 09/01/25	(PR 09/01/15)	700	763,231
5.25%, 08/01/25	(Call 08/01/17) (AGM)	3,300	3,688,212
5.50%, 11/01/14	(NPFGC-FGIC)	4,470	4,741,642
5.50%, 11/01/15	(GOI)	250	276,933

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series D
4.75%, 08/01/24	(PR 08/01/16)	$1,000	$1,115,850
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,124,580
5.00%, 08/01/33	(Call 08/01/21)	2,500	2,580,725
5.50%, 08/01/17		1,000	1,161,610
5.50%, 10/01/17		1,050	1,225,266
Series E
5.00%, 12/01/15		1,050	1,155,326
5.00%, 12/01/16		1,000	1,132,210
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,552,350
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/16	(AGM)	1,000	1,127,840
Commonwealth of Massachusetts RB Hotel Occupancy Tax
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,203,784
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,596,930
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34	(PR 01/01/14) (FGIC)	575	584,206
5.25%, 01/01/25	(PR 01/01/14) (FGIC)	160	162,696
5.75%, 01/01/32	(PR 01/01/14) (FGIC)	815	830,102
Commonwealth of Massachusetts SO Dedicated Tax Revenue
5.25%, 01/01/26	(PR 01/01/14) (FGIC)	1,000	1,016,850
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13	(AGM)	650	659,133
5.00%, 12/15/14	(AGM)	1,875	1,988,869
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/28		130	138,718
5.00%, 07/01/31		3,070	3,218,158
5.00%, 07/01/31	(PR 07/01/15)	900	974,961
5.00%, 07/01/34	(PR 07/01/14)	1,000	1,040,250
5.25%, 07/01/21		765	899,586
Series B
5.00%, 07/01/15		275	298,064

Security		Principal (000s)	Value

5.25%, 07/01/14		$4,645	$4,842,041
5.25%, 07/01/17		600	691,452
5.25%, 07/01/19		2,595	3,054,289
5.25%, 07/01/21		1,400	1,646,302
Series C
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,857,925
5.50%, 07/01/15		1,000	1,093,010
5.50%, 07/01/16		1,290	1,462,009
5.50%, 07/01/17	(ETM)	10	11,653
Massachusetts Bay Transportation Authority RB Transit Revenue
Series B
5.25%, 07/01/21		1,000	1,175,930
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		1,775	1,917,071
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	2,828,070
5.00%, 08/15/14	(AGM)	635	664,089
5.00%, 08/15/17	(PR 08/15/15) (AGM)	1,000	1,088,460
5.00%, 08/15/21	(PR 08/15/15) (AGM)	2,000	2,176,920
5.00%, 08/15/25	(Call 08/15/22)	3,000	3,319,200
5.00%, 08/15/26	(Call 08/15/22)	1,000	1,093,470
5.00%, 08/15/30	(PR 08/15/15) (AGM)	4,800	5,224,608
5.00%, 08/15/30	(Call 08/15/15) (AGM)	200	208,146
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	2,873,797
5.00%, 05/15/43	(Call 05/15/23)	1,000	1,018,410
Series B
5.00%, 08/15/19		2,000	2,322,420
5.00%, 10/15/19		1,000	1,162,500
5.00%, 10/15/21		1,035	1,199,254
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,069,210
5.00%, 08/15/30	(Call 08/15/22)	4,000	4,206,280
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,027,490

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 10/15/41	(Call 10/15/21)	$2,750	$2,797,602
Massachusetts State College Building Authority RB College & University Revenue
Series B
5.00%, 05/01/43	(Call 05/01/22)	750	762,083
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/18		720	812,146
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,274,484
5.00%, 01/01/37	(Call 01/01/20)	1,000	999,930
Massachusetts State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 01/01/28	(NPFGC)	1,000	514,480
5.00%, 01/01/20	(ETM)	300	338,718
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/21		500	593,690
Series A
5.25%, 08/01/15		1,855	2,025,957
5.25%, 08/01/19		1,000	1,183,740
Massachusetts Water Resources Authority RB General Revenue
Series J
5.25%, 08/01/17	(AGM)	500	576,455
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/40	(Call 08/01/20) (GOI)	1,700	1,723,749
Series B
5.00%, 08/01/21	(Call 08/01/19) (GOI)	500	562,955
5.00%, 08/01/36	(Call 08/01/21) (GOI)	1,000	1,031,620
5.00%, 08/01/39	(Call 08/01/19) (GOI)	1,445	1,459,652
5.25%, 08/01/23	(AGM)	1,000	1,174,130
5.25%, 08/01/28	(AGM)	1,000	1,097,990
5.25%, 08/01/31	(AGM)	800	859,920

Security		Principal (000s)	Value

Series C
5.25%, 08/01/42	(Call 08/01/21) (GOI)	$1,000	$1,046,750
Series J
5.25%, 08/01/16		1,365	1,540,198
Metropolitan Boston Transit Parking Corp. RB Auto Parking Revenue
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,060,700

			151,302,256
MICHIGAN — 1.08%
City of Detroit GOL
5.00%, 11/01/30	(Call 11/01/20)	1,000	936,380
Detroit City School District GO
Series A
5.00%, 05/01/15	(AGM)	185	195,151
5.25%, 05/01/30	(AGM)	2,500	2,400,550
Michigan Finance Authority RB Miscellaneous Revenue
5.00%, 07/01/20	(Call 07/01/19)	4,500	5,119,065
5.00%, 07/01/22	(Call 07/01/16)	2,000	2,150,660
Series A
5.00%, 07/01/14		2,500	2,599,750
5.00%, 01/01/16		1,000	1,101,420
5.00%, 01/01/17		975	1,098,864
5.00%, 07/01/18		2,000	2,304,200
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	1,971,528
Michigan Municipal Bond Authority RB Water Revenue
5.50%, 10/01/15		510	562,285
Michigan State Building Authority RB Lease Appropriation
Series I
5.00%, 10/15/29	(Call 10/15/23)	1,000	1,014,230
5.25%, 10/15/13	(AGM)	500	503,095
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	500	191,610
Series I
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,650	1,651,551

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series IA
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	$1,270	$1,274,293
Series II
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,000	1,000,940
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,020,180
State of Michigan GO
5.50%, 12/01/13		500	506,625
5.50%, 12/01/14		500	532,155
Series A
5.00%, 05/01/17		200	226,332
5.00%, 05/01/19	(Call 05/01/18)	230	259,049
5.00%, 11/01/20	(Call 11/01/18)	760	847,719
5.25%, 11/01/22	(Call 11/01/18)	200	219,314
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20	(Call 09/15/17) (AGM)	310	349,658
State of Michigan RB Transit Revenue
5.00%, 11/01/20	(Call 11/01/19)	1,600	1,789,888
State of Michigan RB Trunk Line Revenue
Series B
5.00%, 09/01/15	(AGM)	250	271,918
Wayne County Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 12/01/37	(Call 12/01/22)	1,000	922,080

			34,020,490
MINNESOTA — 0.86%
Metropolitan Council GO
Series G
2.00%, 03/01/15		2,000	2,048,620
Minneapolis-St. Paul Metropolitan Airports Commission RB Port Airport & Marina Revenue
Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	966,000

Security		Principal (000s)	Value

Minnesota Public Facilities Authority RB Water Revenue
Series A
5.00%, 03/01/20		$1,000	$1,162,790
Series B
5.00%, 03/01/19		510	595,262
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15	(AMBAC)	1,000	1,064,000
5.25%, 01/01/17	(AMBAC)	1,500	1,694,895
State of Minnesota GO
5.00%, 10/01/13		305	306,269
5.00%, 10/01/13	(ETM)	195	195,809
5.00%, 08/01/15		500	543,795
5.00%, 08/01/17		800	917,680
5.00%, 08/01/25	(Call 08/01/17)	2,000	2,166,520
Series A
5.00%, 10/01/13		500	502,080
5.00%, 08/01/14		1,900	1,983,961
5.00%, 08/01/15		2,575	2,800,544
5.00%, 08/01/16		1,000	1,122,380
5.00%, 08/01/18		400	464,828
5.00%, 08/01/19		1,000	1,171,050
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,820,640
Series D
5.00%, 08/01/14		1,000	1,044,190
5.00%, 08/01/15		400	435,036
5.00%, 08/01/19		1,000	1,171,050
5.00%, 08/01/20		640	749,459
Series H
5.00%, 11/01/19		500	587,155
State of Minnesota RB Lease Appropriation
Series B
5.00%, 03/01/19		500	578,480
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,058,170

			27,150,663
MISSISSIPPI — 0.12%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41	(Call 03/01/16) (XLCA)	250	232,383

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	$1,000	$1,043,180
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,026,040
5.25%, 11/01/15		1,250	1,377,450

			3,679,053
MISSOURI — 0.49%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB Sales Tax Revenue
Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,049,820
City of Kansas City RB Miscellaneous Revenue
Series C
5.25%, 04/01/40	(Call 04/01/18)	500	502,200
Metropolitan St. Louis Sewer District RB Sewer Revenue
Series A
5.00%, 05/01/42	(Call 05/01/22)	1,000	1,029,710
Missouri Highway & Transportation Commission RB Fuel Sales Tax Revenue
5.00%, 02/01/15		1,000	1,066,140
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14		625	637,625
5.25%, 05/01/18	(Call 05/01/17)	600	681,276
Series B
5.00%, 05/01/26	(Call 05/01/16)	5,000	5,401,550
Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34	(Call 01/01/16) (NPFGC)	2,000	1,959,860
Series A
5.00%, 01/01/42	(Call 01/01/17) (AMBAC)	2,000	1,970,060

			15,298,241
NEBRASKA — 0.24%
City of Lincoln RB Electric Power & Light Revenues
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,026,250

Security		Principal (000s)	Value

Nebraska Public Power District RB Electric Power & Light Revenues
Series B
5.00%, 01/01/14	(NPFGC)	$1,755	$1,783,414
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		605	668,446
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,042,640
Series AA
4.50%, 02/01/38	(Call 02/01/15) (NPFGC-FGIC)	1,000	937,950
Series B
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,004,260

			7,462,960
NEVADA — 0.72%
Clark County RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36	(Call 01/01/20)	4,480	4,526,726
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	545,835
Clark County School District GOL
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,627,035
5.00%, 06/15/25	(Call 06/15/17) (NPFGC-FGIC)	1,350	1,462,280
5.00%, 06/15/27	(Call 06/15/18)	5,000	5,228,300
5.25%, 06/15/15	(NPFGC-FGIC)	1,500	1,622,760
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	1,200	1,321,896
5.00%, 06/15/23	(PR 12/15/15) (AGM)	1,000	1,101,580
Clark County Water Reclamation District GO
Series A
5.25%, 07/01/38	(Call 07/01/19)	1,000	1,067,840
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	983,440

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

State of Nevada GOL
5.00%, 06/01/27	(Call 06/01/18)	$3,000	$3,177,690

			22,665,382
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17		25	28,373

			28,373
NEW JERSEY — 5.41%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20	(AMBAC)	1,000	1,169,100
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28	(AGM)	1,500	1,748,280
Series C
5.25%, 11/01/20	(AGM)	700	825,671
Garden State Preservation Trust RB Recreational Revenue
Series A
5.00%, 11/01/21	(PR 11/01/13) (AGM)	300	302,448
5.25%, 11/01/19	(PR 11/01/13) (AGM)	250	252,145
5.50%, 11/01/13	(AGM)	500	504,495
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16	(AGM)	1,865	2,114,164
5.13%, 11/01/18	(AGM)	500	582,450
New Jersey Economic Development Authority RB Appropriations
Series NN
5.00%, 03/01/19		3,000	3,398,100
5.00%, 03/01/21		2,000	2,239,740
5.00%, 03/01/24	(Call 03/01/23)	1,500	1,629,180
5.00%, 03/01/28	(Call 03/01/23)	3,000	3,089,220
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,021,100

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB Federal Grant Revenue
Series Y
5.00%, 09/01/33	(Call 09/01/18)	$820	$820,713
New Jersey Economic Development Authority RB General Fund
Series O
5.13%, 03/01/28	(PR 03/01/15)	1,500	1,606,410
5.25%, 03/01/22	(PR 03/01/15)	1,610	1,727,224
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,050,650
Series A
5.00%, 05/01/19		1,000	1,134,040
5.00%, 07/01/29	(Call 07/01/14) (NPFGC)	200	201,732
5.25%, 07/01/15	(Call 07/01/14) (NPFGC)	500	519,490
5.25%, 07/01/16	(Call 07/01/14) (NPFGC)	380	394,615
5.25%, 07/01/17	(Call 07/01/14) (NPFGC)	3,050	3,166,784
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	264,170
Series DD
5.00%, 12/15/17		1,250	1,426,150
Series EE
5.00%, 09/01/20		1,500	1,692,210
5.25%, 09/01/24	(Call 03/01/21)	750	819,555
Series G
5.00%, 09/01/20	(PR 09/01/13) (AMBAC)	500	500,065
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,114,730
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	274,613
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	1,970,781
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	618,649

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series K
5.25%, 12/15/16	(Call 12/15/15) (AMBAC)	$3,655	$4,008,767
5.25%, 12/15/20	(AMBAC)	500	572,435
5.50%, 12/15/19	(AMBAC)	1,500	1,750,065
Series N-1
5.50%, 09/01/26	(AMBAC)	2,000	2,213,280
5.50%, 09/01/27	(NPFGC-FGIC)	2,000	2,185,760
Series W
5.00%, 03/01/16		385	423,950
New Jersey Economic Development Authority RB Special Assessment
Series A
6.38%, 04/01/31	(PR 05/15/14)	1,155	1,205,370
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/14		500	516,120
5.00%, 06/15/22	(AGM)	1,500	1,640,430
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,044,040
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,008,040
5.00%, 06/15/26	(Call 06/15/22)	500	496,870
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,012,683
5.38%, 06/15/14	(ETM)	1,575	1,639,307
5.38%, 06/15/15	(ETM)	1,000	1,088,050
5.75%, 06/15/29	(PR 06/15/14)	2,750	2,870,890
New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	541,299
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	620	683,643
New Jersey Educational Facilities Authority RB Miscellaneous Revenue
Series A
5.00%, 09/01/15	(AGM)	505	547,970
5.00%, 09/01/16	(Call 09/01/15) (AGM)	225	242,876
5.00%, 09/01/17	(Call 09/01/15) (AGM)	500	539,350

Security		Principal (000s)	Value

New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20	(Call 01/01/15) (AGM)	$2,700	$2,851,119
5.00%, 01/01/21	(Call 01/01/15) (AGM)	1,000	1,055,560
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,010,120
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,001,220
5.00%, 01/01/38	(Call 07/01/22)	2,000	1,985,940
5.00%, 01/01/43	(Call 07/01/22)	3,000	2,940,960
Series B
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,076,410
5.00%, 01/01/27	(Call 01/01/23)	800	837,000
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,594,275
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,053,920
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,497,900
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	1,998,703
New Jersey State Turnpike Authority RB Miscellaneous Revenue
Series E
5.25%, 01/01/40	(Call 01/01/19)	1,500	1,515,165
New Jersey State University of Rutgers RB University Revenue
Series L
5.00%, 05/01/43	(Call 05/01/23)	1,000	1,026,950
New Jersey Transit Corp. COP Federal Grant Revenue
Series A
5.25%, 09/15/13	(AMBAC)	1,000	1,002,060
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14	(AMBAC)	500	523,980
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17	(NPFGC-FGIC)	690	763,934
New Jersey Transportation Trust Fund Authority RB Appropriations
Series A
5.00%, 06/15/42	(Call 06/15/22)	3,000	2,915,070

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series AA
4.00%, 06/15/27	(Call 06/15/22)	$1,500	$1,438,515
5.00%, 06/15/23	(Call 06/15/22)	2,500	2,740,300
5.00%, 06/15/44	(Call 06/15/23)	1,000	972,370
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	500	553,635
5.25%, 12/15/22	(AMBAC)	500	567,045
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,496,140
5.50%, 12/15/21	(NPFGC)	500	579,155
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.00%, 06/15/20	(PR 06/15/14) (FGIC)	500	518,935
5.25%, 12/15/13		1,670	1,694,766
5.75%, 06/15/17		1,060	1,227,597
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series A
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	412,224
Series B
5.00%, 06/15/42	(Call 06/15/21)	2,315	2,262,982
5.25%, 12/15/14	(NPFGC)	2,525	2,685,868
5.50%, 12/15/15	(NPFGC)	1,500	1,663,800
5.50%, 12/15/17	(NPFGC)	1,300	1,512,407
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.25%, 12/15/19		2,360	2,725,328
5.25%, 12/15/21	(NPFGC)	695	792,509
Series A
0.00%, 12/15/25		2,085	1,148,898
0.00%, 12/15/28		4,140	1,827,437
0.00%, 12/15/30		1,000	382,220
0.00%, 12/15/31		7,000	2,499,490
0.00%, 12/15/32		400	133,748
0.00%, 12/15/33		930	290,913

Security		Principal (000s)	Value

0.00%, 12/15/34		$1,055	$308,440
0.00%, 12/15/35		610	166,518
0.00%, 12/15/37		700	166,110
0.00%, 12/15/38		5,225	1,154,359
0.00%, 12/15/39		6,630	1,362,399
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	1,919,779
5.25%, 12/15/20		3,080	3,539,228
5.25%, 12/15/21		600	684,180
5.25%, 12/15/21	(ETM) (NPFGC)	5	5,993
5.25%, 12/15/22		550	623,750
5.50%, 12/15/13	(AMBAC)	1,715	1,741,685
5.50%, 12/15/15	(AMBAC)	515	571,238
5.50%, 12/15/16	(AGM)	1,500	1,714,935
5.50%, 12/15/21		500	579,155
5.50%, 12/15/22		2,200	2,538,228
5.50%, 12/15/23		1,500	1,717,725
Series B
5.25%, 06/15/22	(Call 06/15/21)	2,800	3,139,080
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,049,620
Series C
0.00%, 12/15/24	(AMBAC)	1,665	965,300
0.00%, 12/15/28	(AMBAC)	3,130	1,351,127
0.00%, 12/15/31	(NPFGC-FGIC)	500	176,325
0.00%, 12/15/35	(AMBAC)	3,990	1,029,620
5.25%, 06/15/21	(PR 06/15/15) (NPFGC)	1,750	1,899,205
5.50%, 12/15/15	(AGM)	425	471,614
5.50%, 12/15/17	(AGM)	2,385	2,775,782
Series D
5.00%, 12/15/24		2,020	2,210,506
State of New Jersey GO
5.00%, 08/01/15		1,200	1,303,716
Series H
5.25%, 07/01/14		2,375	2,475,653
5.25%, 07/01/16		500	561,670
Series L
5.25%, 07/15/16	(AMBAC)	725	815,415
5.25%, 07/15/19	(AMBAC)	2,000	2,343,560
Series Q
5.00%, 08/15/19		1,000	1,158,870
5.00%, 08/15/21	(Call 08/15/20)	500	567,610

			170,274,832

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

NEW MEXICO — 0.24%
New Mexico Finance Authority RB Federal Grant Revenue
Series B
5.00%, 06/15/20		$500	$583,860
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,509,132
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	2,300	2,496,673
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	350	363,944
State of New Mexico RB Miscellaneous Taxes
Series D
5.00%, 07/01/14		1,000	1,040,080
5.00%, 07/01/16		500	559,365

			7,553,054
NEW YORK — 18.45%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
0.00%, 07/15/33		500	147,715
6.38%, 07/15/43	(Call 01/15/20)	1,875	1,980,619
City of New York GO
Series A
5.00%, 08/01/26	(Call 08/01/16)	1,000	1,066,580
5.00%, 08/01/28	(Call 08/01/16)	1,010	1,063,288
Series A-1
5.00%, 08/01/15		1,075	1,167,794
5.00%, 08/01/17		355	404,924
5.00%, 08/01/18	(Call 08/01/17)	2,000	2,254,900
5.00%, 08/01/30	(Call 08/01/21)	500	521,560
5.00%, 08/01/31	(Call 08/01/21)	710	734,843
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,029,610
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,429,623
Series B
5.00%, 08/01/14		2,400	2,505,792
5.00%, 08/01/16		1,000	1,116,690
5.00%, 08/01/17		1,000	1,140,630
5.00%, 08/01/18		1,000	1,150,510
5.25%, 08/01/15	(Call 08/01/14)	500	522,770
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	500	571,130
5.25%, 09/01/23	(Call 09/01/18)	2,180	2,440,990

Security		Principal (000s)	Value

5.25%, 09/01/24	(Call 09/01/18)	$1,000	$1,111,310
Series C
5.00%, 08/01/14	(ETM) (CIFG)	75	78,275
5.00%, 08/01/14	(CIFG)	225	234,833
5.00%, 08/01/17	(Call 08/01/15) (AGM)	1,000	1,083,240
5.00%, 01/01/23	(Call 01/01/17)	1,000	1,094,350
5.00%, 08/01/24	(Call 08/01/19)	1,000	1,093,760
5.25%, 08/01/17		250	287,538
5.25%, 08/01/18		480	557,875
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	500	565,495
5.00%, 10/01/20	(Call 10/01/17)	480	540,451
5.00%, 10/01/22	(Call 10/01/17)	805	888,374
5.00%, 10/01/24	(Call 10/01/17)	2,255	2,466,880
Series D
5.00%, 08/01/19		4,000	4,618,960
5.00%, 08/01/25	(Call 02/01/23)	2,500	2,745,300
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,091,570
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,735,752
5.13%, 12/01/27	(Call 12/01/17)	1,500	1,617,450
Series E
4.00%, 08/01/14		450	465,705
5.00%, 08/01/16		2,600	2,903,394
5.00%, 11/01/20	(PR 11/01/14) (AGM)	55	58,066
5.00%, 11/01/20	(Call 11/01/14) (AGM)	395	415,967
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,122,240
5.00%, 08/01/22	(Call 08/01/19)	400	445,296
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,509,461
Series F
5.00%, 08/01/29	(Call 02/01/22)	1,730	1,809,753
5.00%, 08/01/31	(Call 02/01/22)	2,750	2,835,662
Series F-1
5.00%, 09/01/15		285	310,562
5.00%, 09/01/20	(PR 09/01/15) (XLCA)	515	561,628
5.00%, 09/01/20	(Call 09/01/15) (XLCA)	10	10,845
5.00%, 03/01/37	(Call 03/01/23)	2,000	2,031,760
Series G
5.00%, 08/01/14		1,405	1,466,932

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 08/01/15		$1,100	$1,194,952
5.00%, 08/01/22	(Call 08/01/17)	785	866,302
5.00%, 08/01/24	(Call 02/01/16)	1,150	1,247,714
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	3,635	3,907,770
Series I
5.00%, 08/01/14		1,000	1,044,080
5.00%, 08/01/15	(Call 08/01/14)	310	323,404
5.00%, 08/01/16		1,500	1,675,035
5.00%, 08/01/19	(Call 08/01/14)	250	260,465
5.00%, 08/01/22		2,000	2,276,980
5.00%, 08/01/27	(Call 08/01/22)	1,000	1,065,870
Series I-1
5.00%, 08/01/17		500	570,315
5.00%, 08/01/18		215	247,360
5.00%, 04/01/24	(Call 04/01/16)	1,295	1,390,208
5.38%, 04/01/36	(Call 04/01/19)	3,500	3,700,760
Series J
5.00%, 08/01/18		1,000	1,150,510
5.00%, 08/01/21		1,600	1,834,576
5.00%, 03/01/30	(PR 03/01/15)	1,115	1,191,835
5.00%, 03/01/30	(Call 03/01/15)	640	650,816
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	299,731
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,583,250
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,294,704
Series M
5.00%, 04/01/22	(PR 04/01/15)	325	348,585
5.00%, 04/01/22	(Call 04/01/15)	100	106,688
Series O
5.00%, 06/01/17	(Call 06/01/15) (AGM)	500	538,210
5.00%, 06/01/20	(PR 06/01/15)	1,540	1,662,984
5.00%, 06/01/20	(Call 06/01/15)	460	494,311
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	2,100	1,817,151
5.00%, 02/15/47		9,150	8,696,526
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	967,550
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,236,662

Security		Principal (000s)	Value

5.75%, 02/15/47	(Call 02/15/21)	$3,500	$3,596,250
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14	(AGM)	200	199,254
5.00%, 05/01/15		1,025	1,090,416
5.00%, 12/01/16	(Call 06/01/16) (AGM)	2,000	2,201,180
5.00%, 12/01/23	(Call 06/01/16) (NPFGC-FGIC)	400	419,100
5.00%, 12/01/26	(Call 06/01/16) (XLCA)	1,200	1,216,380
5.25%, 12/01/20	(Call 06/01/16) (NPFGC-FGIC)	2,000	2,175,280
5.50%, 12/01/13	(ETM) (AGM)	275	278,688
5.50%, 04/01/22	(Call 04/01/19)	500	546,065
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	1,100	1,181,191
5.75%, 04/01/39	(Call 04/01/19)	3,700	3,862,467
6.00%, 05/01/33	(Call 05/01/19)	1,000	1,089,020
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	1,753,762
5.25%, 12/01/13		500	506,050
5.25%, 06/01/14		1,600	1,655,296
5.25%, 12/01/14		1,000	1,055,420
5.75%, 04/01/25	(Call 04/01/19)	1,050	1,131,764
5.75%, 04/01/33	(Call 04/01/19)	2,190	2,309,070
Series D
5.00%, 09/01/14	(NPFGC)	155	161,622
Series E
5.00%, 12/01/17	(Call 12/01/16)	850	937,210
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	800,922
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	551,150
Series F
5.00%, 05/01/17	(NPFGC)	225	249,359
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	800	871,424

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 04/01/23	(PR 10/01/15) (FGIC)	$730	$798,963
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.25%, 11/15/32	(PR 11/15/13)	300	303,159
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.50%, 07/01/15	(SAP)	675	735,959
5.75%, 01/01/16	(SAP)	625	696,300
Series C
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,019,900
5.00%, 11/15/41	(Call 11/15/22)	2,000	1,946,760
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30		3,000	1,263,240
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,095,920
5.00%, 11/15/29	(Call 11/15/22)	2,500	2,614,325
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/30		500	526,915
Series A
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	6,330	6,354,560
4.75%, 11/15/30	(Call 11/15/15) (AMBAC)	250	248,240
5.00%, 11/15/18		250	285,125
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,401,540
5.00%, 11/15/38	(Call 05/15/23)	5,250	5,146,365
5.00%, 11/15/41	(Call 11/15/21)	500	486,690
5.00%, 11/15/43	(Call 05/15/23)	3,195	3,097,936
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,445,295
5.50%, 11/15/13	(AMBAC)	2,555	2,583,182
5.50%, 11/15/14	(AMBAC)	3,245	3,444,600
5.50%, 11/15/39	(Call 11/15/18)	600	625,548
Series B
4.50%, 11/15/37	(Call 11/15/17)	500	452,720
4.75%, 11/15/31	(Call 11/15/16)	430	427,381
5.00%, 11/15/34	(Call 11/15/19)	3,170	3,198,371

Security		Principal (000s)	Value

5.25%, 11/15/23	(AMBAC)	$1,050	$1,186,216
Series C
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,193,938
Series D
5.00%, 11/15/21		1,000	1,121,720
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,039,800
5.00%, 11/15/34	(Call 11/15/20)	1,500	1,486,335
5.00%, 11/15/36	(Call 11/15/21)	1,000	989,090
5.00%, 11/15/38	(Call 11/15/23)	2,250	2,205,585
5.25%, 11/15/34	(Call 11/15/20)	280	283,665
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,007,210
Series D-1
5.00%, 11/01/22		750	837,953
Series E
5.00%, 11/15/42	(Call 11/15/22)	1,000	971,510
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	698,858
5.00%, 11/15/18		1,550	1,767,775
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,080,550
5.00%, 11/15/30	(Call 11/15/22)	1,750	1,784,825
5.00%, 11/15/35	(Call 11/15/15)	1,500	1,501,755
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16		1,000	1,132,600
Series H
5.25%, 11/15/17	(PR 11/15/14) (AMBAC)	720	763,718
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.13%, 11/01/23	(Call 11/01/18) (BHAC)	520	584,173
New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41	(Call 04/01/21)	600	637,974
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	282,089

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 03/01/46	(Call 09/01/16) (FGIC)	$1,550	$1,446,351
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	1,245	1,159,917
5.00%, 06/15/27	(Call 06/15/17)	500	532,340
Series B
5.00%, 06/15/14	(ETM) (AGM)	350	363,367
5.00%, 06/15/18	(Call 06/15/14)	500	519,015
Series CC
5.00%, 06/15/34	(Call 06/15/18)	2,900	2,967,947
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	1,250	1,349,250
5.00%, 06/15/31	(Call 06/15/21)	435	449,712
5.00%, 06/15/32	(Call 06/15/21)	2,000	2,058,360
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,002,540
5.38%, 06/15/43	(Call 12/15/20)	2,000	2,082,380
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,052,610
Series A
4.75%, 06/15/30	(Call 06/15/17)	4,850	4,900,149
5.00%, 06/15/38	(Call 06/15/17)	4,125	4,127,516
5.00%, 06/15/39	(Call 06/15/15)	2,990	2,991,135
5.75%, 06/15/40	(Call 06/15/18)	500	550,995
Series AA
5.00%, 06/15/21	(Call 06/15/18)	1,000	1,128,390
5.00%, 06/15/22	(Call 06/15/18)	1,400	1,569,554
5.00%, 06/15/34	(Call 06/15/21)	865	883,969
5.00%, 06/15/44	(Call 06/15/21)	1,600	1,601,920
Series B
5.00%, 06/15/20	(PR 12/15/14) (AMBAC)	185	196,427
5.00%, 06/15/20	(Call 12/15/14) (AMBAC)	65	68,771
5.00%, 06/15/21	(PR 12/15/14) (AMBAC)	215	228,281
5.00%, 06/15/21	(Call 12/15/14) (AMBAC)	285	301,459

Security		Principal (000s)	Value

5.00%, 06/15/28	(PR 12/15/14) (AMBAC)	$205	$217,663
5.00%, 06/15/28	(Call 12/15/14) (AMBAC)	265	276,268
5.00%, 06/15/36	(Call 12/15/14) (AGM)	2,500	2,506,625
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,000,662
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,089,620
5.00%, 06/15/30	(Call 06/15/20)	1,000	1,034,240
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,141,774
5.00%, 06/15/47	(Call 12/15/22)	2,000	1,999,860
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	3,909,771
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	1,500	1,605,030
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	2,000	2,112,880
5.00%, 06/15/35	(PR 06/15/14)	335	347,522
5.00%, 06/15/35	(Call 06/15/14)	1,065	1,067,055
Series CC
5.00%, 06/15/45	(Call 12/15/21)	7,500	7,487,550
5.00%, 06/15/47	(Call 06/15/23)	2,000	1,999,860
Series D
5.00%, 06/15/28	(Call 06/15/16)	280	298,421
Series DD
4.75%, 06/15/36	(Call 06/15/17)	500	490,410
5.00%, 06/15/32	(Call 06/15/18)	900	923,436
Series EE
5.00%, 06/15/17		1,225	1,400,150
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,280,287
5.25%, 06/15/40	(Call 06/15/19)	1,900	1,959,109
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	998,340
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	721,722
Series GG
5.00%, 06/15/43	(Call 06/15/21)	1,430	1,433,546
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	2,460	2,501,869
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15	(ETM)	105	114,639

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 11/01/15		$425	$466,242
5.00%, 07/15/29	(Call 07/15/22)	835	865,227
Series A
5.00%, 11/01/20		1,000	1,163,230
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,136,520
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,122,080
5.00%, 05/01/28	(Call 05/01/19)	1,000	1,080,050
Series A-1
5.00%, 11/01/13		250	252,048
Series B
5.00%, 11/01/13	(ETM)	670	675,407
5.00%, 11/01/13		345	347,826
5.00%, 11/01/15	(ETM)	55	60,211
5.00%, 11/01/15		140	153,586
5.00%, 11/01/16		1,000	1,129,700
5.00%, 11/01/18		1,000	1,158,130
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,170,944
5.00%, 11/01/25	(Call 05/01/17)	1,050	1,137,496
5.00%, 11/01/30	(Call 11/01/22)	1,250	1,317,243
Series C
5.00%, 11/01/33	(Call 11/01/20)	500	515,765
5.00%, 11/01/39	(Call 11/01/20)	750	758,505
Series C-1
5.00%, 11/01/27	(Call 11/01/17)	2,800	3,056,032
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,384,675
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,584,400
Series D-1
5.00%, 11/01/33	(Call 11/01/21)	1,000	1,028,290
5.00%, 11/01/38	(Call 11/01/21)	1,565	1,594,312
Series E
5.00%, 11/01/18		1,500	1,737,195
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	2,754,550
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,051,040
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,283,247
Series F-1
5.00%, 02/01/30	(Call 02/01/23)	1,000	1,050,550
5.00%, 02/01/36	(Call 02/01/23)	2,000	2,049,760
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,533,175
Series I
5.00%, 05/01/32	(Call 05/01/23)	2,000	2,069,640
Series S-1
5.00%, 07/15/24	(Call 07/15/22)	600	660,036

Security		Principal (000s)	Value

5.00%, 07/15/31	(Call 07/15/22) (SAW)	$1,000	$1,020,780
5.00%, 07/15/33	(Call 07/15/22)	2,000	2,024,200
5.00%, 07/15/37	(Call 07/15/22)	1,000	1,009,220
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,490,139
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC)	1,000	1,033,180
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,597,556
Series S-1A
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,016,870
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,540,770
Series S-2
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	280,433
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	675	695,129
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,490,664
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		1,500	1,645,560
5.00%, 11/01/16	(Call 05/01/15)	500	534,975
Series A-1
5.00%, 11/01/14		10	10,556
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-2
5.00%, 11/01/18	(Call 11/01/15)	1,500	1,637,250
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16		500	567,685

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	$2,000	$2,120,540
New York City Water & Sewer System RB Water Revenue
Series DD
5.00%, 06/15/34	(Call 06/15/23)	2,000	2,046,520
5.00%, 06/15/35	(Call 06/15/23)	1,100	1,123,848
Series EE
5.00%, 06/15/47	(Call 06/15/23)	2,000	1,999,860
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	2,250	2,180,722
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	1,750	1,837,325
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	5,000	5,003,000
5.25%, 12/15/43	(Call 12/15/21) (GOI)	100	101,740
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	255,170
Series C
0.00%, 04/01/14	(GOI)	1,000	998,010
5.50%, 04/01/17	(GOI)	1,800	2,008,764
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/17		1,000	1,135,610
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,211,860
Series 1
5.50%, 07/01/40	(AMBAC)	530	564,588
Series A
4.00%, 05/15/18	(GOI)	2,000	2,195,540
5.00%, 05/15/18	(GOI)	2,000	2,288,300
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,255,593

Security		Principal (000s)	Value

5.00%, 07/01/41	(Call 07/01/21)	$500	$500,930
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,003,480
5.75%, 07/01/27	(NPFGC)	500	590,515
New York State Dormitory Authority RB Hospital Revenue
5.50%, 05/01/37	(Call 05/01/19)	850	872,100
5.75%, 05/01/37	(Call 05/01/19)	435	454,610
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/20		2,700	3,144,501
5.00%, 12/15/21		1,500	1,732,860
5.00%, 03/15/25	(Call 03/15/18)	3,700	4,032,149
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,312,570
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,414,900
5.00%, 06/15/31	(Call 12/15/22)	4,000	4,156,400
Series B
5.00%, 03/15/28	(Call 03/15/19)	500	538,100
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,534,500
5.00%, 03/15/42	(Call 03/15/22)	4,500	4,534,110
5.50%, 03/15/26	(AMBAC)	845	983,377
Series C
5.00%, 03/15/17		1,000	1,133,680
5.00%, 03/15/24	(Call 03/15/18)	280	306,102
5.00%, 12/15/31	(Call 12/15/16)	3,500	3,562,930
5.00%, 03/15/41	(Call 03/15/21)	3,300	3,324,651
Series D
5.00%, 06/15/14		1,100	1,142,009
5.00%, 06/15/18		585	673,470
5.00%, 03/15/25	(Call 09/15/16)	1,230	1,332,139
5.00%, 03/15/36	(Call 09/15/16)	1,200	1,217,196
5.00%, 02/15/37	(Call 02/15/22)	1,800	1,831,014
Series F
5.00%, 03/15/30	(Call 03/15/15)	2,000	2,072,660
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		560	604,929
5.50%, 07/01/18	(NPFGC-FGIC)	2,055	2,405,686
Series A
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,086,130
5.25%, 05/15/21		1,000	1,156,180

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

New York State Dormitory Authority RB Property Tax
Series D
5.25%, 10/01/23	(Call 09/30/13) (NPFGC)	$5	$5,020
New York State Environmental Facilities Corp. RB Federal Grant Revenue
Series C
5.00%, 10/15/35	(Call 10/15/16)	1,850	1,894,899
New York State Environmental Facilities Corp. RB Miscellaneous Revenue
Series D
5.00%, 02/15/34	(Call 08/15/14)	500	514,270
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/17		1,000	1,145,390
5.00%, 06/15/22		2,650	3,059,451
5.00%, 06/15/24	(Call 06/15/22)	750	843,473
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	210,901
4.75%, 06/15/32	(Call 06/15/17)	400	399,972
5.00%, 06/15/31	(Call 06/15/21)	650	681,129
5.00%, 06/15/37	(Call 06/15/18)	10	10,054
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,057,040
Series E
5.00%, 06/15/30	(Call 06/15/14)	1,600	1,639,568
New York State Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 11/15/22	(GOI)	1,000	1,158,870
5.00%, 11/15/38	(Call 11/15/21) (GOI)	1,000	1,027,710
Series C
5.00%, 11/15/15	(NPFGC)	1,000	1,098,870
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	568,860
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/14	(AGM)	3,730	3,834,589

Security		Principal (000s)	Value

5.00%, 04/01/15	(AGM)	$3,220	$3,453,450
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,250	1,364,125
5.00%, 04/01/17	(Call 10/01/15) (NPFGC-FGIC)	2,070	2,256,259
5.00%, 04/01/21	(Call 10/01/15) (AMBAC)	1,340	1,448,058
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,272,535
5.50%, 04/01/20	(AMBAC)	620	732,604
Series F
4.00%, 01/01/15	(AMBAC)	350	365,908
5.00%, 01/01/17	(Call 01/01/15) (AMBAC)	1,000	1,057,630
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	1,500	1,680,015
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	3,400	3,791,578
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,422,618
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	791,496
Series I
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,003,990
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/26	(Call 09/15/18)	1,700	1,822,247
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,060,000
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/14		1,080	1,110,283
5.00%, 04/01/15		1,065	1,142,031
5.00%, 04/01/18		725	829,966
5.00%, 04/01/19		550	633,980
Series A
4.00%, 04/01/15		2,050	2,165,907
5.00%, 04/01/21		500	574,350
5.00%, 04/01/30	(Call 04/01/22)	500	520,875
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,066,180
Series B
5.00%, 04/01/14		500	514,110
5.00%, 04/01/19	(Call 10/01/18)	2,700	3,101,166

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 04/01/20	(Call 10/01/18)	$2,000	$2,287,440
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,104,260
5.00%, 01/01/42	(Call 01/01/22)	2,000	1,987,860
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		200	230,954
5.00%, 12/15/18		40	46,410
Series A
5.00%, 03/15/16		1,500	1,663,545
5.00%, 03/15/19		1,000	1,153,780
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,032,950
Series A-1
5.00%, 12/15/17		2,000	2,309,540
5.00%, 12/15/18		310	359,674
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,009,000
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,774,485
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,016,180
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	269,050
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,036,740
Series C
5.00%, 12/15/15		1,000	1,102,070
5.00%, 12/15/16		750	850,088
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.25%, 01/01/24	(Call 07/01/18)	250	278,923
Series D
5.00%, 01/01/16		3,110	3,410,146
5.25%, 01/01/17		460	519,607
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,132,800
5.25%, 01/01/21	(Call 01/01/19)	500	556,895
5.50%, 01/01/19		1,515	1,768,687
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,321,007
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 12/01/31	(Call 06/01/22) (GOI)	2,000	1,850,420
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	202,778

Security		Principal (000s)	Value

4.50%, 01/15/36	(Call 01/15/16) (GOI)	$255	$246,603
4.50%, 09/15/39	(Call 09/15/19) (GOI)	750	710,340
4.75%, 07/15/31	(Call 07/15/18) (GOI)	1,870	1,872,319
4.75%, 07/15/33	(Call 07/15/18) (GOI)	285	283,535
5.00%, 07/15/33	(Call 01/15/21) (GOI)	2,250	2,294,347
5.00%, 07/15/35	(Call 07/15/20) (GOI)	500	506,355
5.00%, 09/15/36	(Call 09/15/19) (GOI)	2,500	2,548,150
5.00%, 07/15/38	(Call 07/15/18) (GOI)	125	125,853
5.00%, 03/15/39	(Call 03/15/14) (GOI)	1,690	1,663,602
Series 5
5.38%, 03/01/28	(GOI)	2,150	2,426,318
Third Series
5.00%, 07/15/39	(Call 07/15/20) (GOI)	1,990	2,000,229
6.13%, 06/01/94	(Call 06/01/24) (GOI)	500	541,970
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	500	525,140
5.00%, 10/15/21	(Call 10/15/14) (NPFGC)	2,000	2,098,240
5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	1,220	1,277,657
5.00%, 10/15/24	(Call 10/15/14) (NPFGC)	530	554,009
5.00%, 10/15/25	(Call 10/15/14) (NPFGC)	1,000	1,042,530
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	850	881,620
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	3,235	3,344,214
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	527,475

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.25%, 10/15/27	(Call 10/15/14) (AMBAC)	$1,000	$1,041,120
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,077,061
Series C
3.00%, 02/01/16		1,035	1,092,422
5.00%, 04/15/14		500	515,515
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
0.00%, 11/15/31		1,000	393,360
5.00%, 11/15/22		2,280	2,573,732
5.00%, 01/01/23	(Call 01/01/22) (GOI)	1,000	1,122,970
5.00%, 01/01/25	(Call 01/01/22) (GOI)	1,000	1,093,970
5.00%, 01/01/26	(Call 01/01/22) (GOI)	685	741,697
5.00%, 01/01/27	(Call 01/01/22) (GOI)	700	746,102
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,015,810
5.00%, 11/15/37	(Call 05/15/18) (GOI)	2,450	2,460,020
Series B
0.00%, 11/15/32		1,420	542,980
5.00%, 11/15/20		6,000	6,960,600
5.00%, 11/15/21		1,130	1,300,867
5.25%, 11/15/13	(GOI)	1,250	1,263,212
5.25%, 11/15/15	(GOI)	1,575	1,738,627
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	275	275,855
Series D
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,058,980
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,174,710
Series Y
5.50%, 01/01/17	(ETM) (GOI)	725	788,662

			580,677,734

Security		Principal (000s)	Value

NORTH CAROLINA — 1.69%
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/38	(Call 07/01/18)	$2,000	$2,040,000
County of Mecklenburg GO
Series A
5.00%, 08/01/16		525	589,901
5.00%, 12/01/21		2,500	2,943,950
Series C
5.00%, 02/01/14		750	765,150
5.00%, 03/01/17		500	568,105
County of Wake GO
Series C
5.00%, 03/01/20		1,000	1,172,680
5.00%, 03/01/25		1,550	1,784,515
Series D
4.00%, 02/01/17		2,150	2,363,517
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	565,570
5.00%, 01/01/21		600	673,428
Series B
5.00%, 01/01/26	(Call 01/01/19)	2,000	2,103,000
6.00%, 01/01/22		390	462,427
Series D
5.50%, 01/01/14		700	712,313
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	530,405
5.00%, 01/01/18		1,500	1,701,330
5.25%, 01/01/17		1,000	1,130,280
Series B
5.00%, 01/01/21	(Call 01/01/20)	2,500	2,800,250
North Carolina Turnpike Authority RB Miscellaneous Revenue
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,514,430
Raleigh Durham Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 05/01/32	(Call 05/01/20)	630	637,075

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

State of North Carolina GO
Series A
4.00%, 03/01/24	(PR 03/01/15)	$830	$874,646
5.00%, 03/01/15		2,130	2,278,674
5.00%, 03/01/16		530	587,754
5.00%, 09/01/16		1,125	1,267,526
5.00%, 03/01/17		1,185	1,346,409
Series B
5.00%, 04/01/14		500	514,110
5.00%, 06/01/14		1,000	1,036,240
5.00%, 04/01/15		1,565	1,679,871
5.00%, 06/01/16		535	597,964
5.00%, 06/01/17		400	457,528
5.00%, 06/01/19		1,000	1,171,050
Series C
4.00%, 05/01/20		1,500	1,664,340
4.00%, 05/01/21		1,000	1,100,450
5.00%, 05/01/19		1,000	1,169,800
5.00%, 05/01/22		2,050	2,399,053
Series E
5.00%, 05/01/19		1,000	1,169,800
State of North Carolina RB Federal Grant Revenue
5.25%, 03/01/20	(Call 03/01/19)	500	576,535
State of North Carolina RB Miscellaneous Revenue
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,574,955
Series B
5.00%, 11/01/18		1,000	1,158,220
5.00%, 11/01/23	(Call 11/01/21)	500	565,245
Series C
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,045,260
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,127,730
5.00%, 03/01/18		500	569,900
Town of Cary RB Water Revenue
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,026,760
University of North Carolina at Chapel Hill Board of Governors RB College & University Revenue
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,241,690

			53,259,836

Security		Principal (000s)	Value

OHIO — 0.72%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues
Series A
5.00%, 02/15/38	(Call 02/15/18)	$1,000	$964,430
5.25%, 02/15/28	(Call 02/15/18)	1,000	1,034,880
Cincinnati City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	22,661
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,081,730
City of Cleveland Airport System RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/29	(Call 01/01/22)	1,000	992,530
City of Columbus GO
5.00%, 07/01/20		1,000	1,164,720
City of Columbus RB Sewer Revenue
Series A
5.00%, 06/01/27	(Call 12/01/17)	1,500	1,634,145
5.00%, 06/01/31	(Call 12/01/17)	20	21,112
Northeast Ohio Regional Sewer District RB Sewer Revenue
5.00%, 11/15/43	(Call 05/15/23)	1,000	1,009,890
Ohio State Turnpike Commission RB Highway Revenue Tolls
0.00%, 02/15/34	(Call 02/15/31)	1,000	568,710
5.00%, 02/15/48	(Call 02/15/23)	2,000	1,943,860
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,026,220
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,537,380
Series A-2
0.00%, 02/15/40		2,500	464,925
Ohio State University (The) RB College & University Revenue
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	836,470
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,015,200
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,125,210
5.38%, 09/01/28	(Call 03/01/18)	1,970	2,186,719
Series C
5.00%, 09/15/15		500	545,415

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 09/15/21		$1,500	$1,736,475
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16		800	890,504

			22,803,186
OKLAHOMA — 0.19%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	500	552,365
5.25%, 06/01/40	(Call 06/01/20)	500	510,840
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,000	1,568,500
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	686,010
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17		500	561,595
5.00%, 01/01/20		1,500	1,726,020
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	527,910

			6,133,240
OREGON — 0.38%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	2,850	2,951,774
5.00%, 06/01/15		440	474,562
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,026,640
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series A
4.50%, 11/15/32	(Call 11/15/17)	3,725	3,743,215
State of Oregon GO
Series A
4.50%, 08/01/32	(Call 08/01/17)	3,665	3,670,094

			11,866,285

Security		Principal (000s)	Value

PENNSYLVANIA — 3.06%
Allegheny County Sanitary Authority RB Sewer Revenue
Series A
5.00%, 12/01/21	(Call 12/01/15) (NPFGC)	$1,000	$1,081,860
City of Philadelphia RB Port Airport & Marina Revenue
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	470,460
City of Philadelphia RB Water & Wastewater Revenue
5.25%, 12/15/14	(AMBAC)	2,000	2,067,860
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	298,176
Series C
5.00%, 08/01/17	(AGM)	370	420,931
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	985,400
Commonwealth Financing Authority RB Lease Appropriation
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	965,910
Commonwealth of Pennsylvania GO
First Series
4.00%, 09/01/16		1,000	1,095,160
5.00%, 02/15/14		750	766,590
5.00%, 07/01/18		1,000	1,154,860
5.00%, 11/15/22	(Call 11/15/21)	2,600	2,961,062
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,224,600
5.00%, 04/01/25	(Call 04/01/23)	2,500	2,790,175
5.00%, 10/01/26	(Call 10/01/16)	1,085	1,164,303
5.00%, 11/15/26	(Call 11/15/21)	1,000	1,086,550
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,154,260
5.00%, 11/15/29	(Call 11/15/21)	500	527,145
Second Series
5.00%, 01/01/15		1,500	1,593,300
5.00%, 03/01/17		500	566,255
5.00%, 07/01/18		2,460	2,840,956
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,138,140
5.00%, 01/01/19	(PR 01/01/16)	2,000	2,198,900
5.00%, 05/01/19		2,600	3,014,128

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 07/01/19		$475	$551,713
5.00%, 01/01/20	(PR 01/01/16)	3,900	4,287,855
5.00%, 05/01/20		755	875,641
5.00%, 07/01/20		1,355	1,573,561
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,711,260
5.00%, 07/01/21		500	579,200
5.00%, 01/01/26	(Call 01/01/16)	1,150	1,225,244
Series A
5.00%, 05/01/14		1,000	1,032,300
5.00%, 05/01/16		3,500	3,896,340
5.00%, 02/15/17		500	565,565
Third Series
5.00%, 09/01/14	(AGM)	1,250	1,310,287
5.00%, 07/15/17		525	600,269
5.25%, 07/01/15		1,800	1,958,490
County of Chester GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,497,519
Delaware River Port Authority RB Highway Revenue Tolls
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,015,660
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	503,745
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
Series A
5.50%, 08/01/28	(AMBAC)	610	623,707
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/14		3,000	3,095,940
5.00%, 07/01/15		920	997,160
5.00%, 07/01/16		940	1,052,170
5.00%, 07/01/18		3,000	3,469,110
5.00%, 07/01/19		2,500	2,903,750
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,111,660
5.00%, 01/01/22	(Call 07/01/17)	500	556,090
5.00%, 07/01/22	(Call 07/01/16)	1,000	1,084,640
5.00%, 01/01/23	(Call 01/01/16)	1,000	1,070,780

Security		Principal (000s)	Value

Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
Series A
5.00%, 05/01/31	(Call 05/01/21)	$700	$707,952
Pennsylvania State Public School Building Authority RB Lease Revenue
Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,800,936
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34	(Call 12/01/20)	500	450,915
5.00%, 12/01/42	(Call 12/01/21)	1,000	980,340
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,642,650
Series A
5.00%, 12/01/34	(Call 12/01/14) (AMBAC)	1,250	1,250,050
5.00%, 12/01/37	(Call 12/01/22)	1,000	979,280
5.25%, 12/01/32	(Call 12/01/14) (AMBAC)	1,000	1,004,360
Series A-1
5.00%, 06/01/38	(Call 06/01/18) (AGM)	500	482,080
Series B
5.00%, 12/01/18		1,905	2,182,730
5.00%, 12/01/24	(Call 12/01/19)	500	533,320
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,014,760
5.25%, 06/01/24	(Call 06/01/19)	575	609,604
5.25%, 06/01/39	(Call 06/01/19)	2,780	2,710,778
5.75%, 06/01/39	(Call 06/01/19)	250	257,490
Series C
5.00%, 12/01/43	(Call 12/01/23)	1,000	968,120
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,035,383
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	440,990
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,095,085
State Public School Building Authority RB Lease Appropriation
5.50%, 06/01/28	(AGM)	470	496,799

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Westmoreland County Municipal Authority RB Water Revenue
5.00%, 08/15/37	(Call 08/15/23)	$1,000	$979,460

			96,339,719
PUERTO RICO — 3.69%
Commonwealth of Puerto Rico GO
5.50%, 07/01/15	(AGM)	630	653,902
5.50%, 07/01/16	(AGM)	200	209,984
Series A
5.00%, 07/01/14	(AGM)	1,100	1,116,346
5.00%, 07/01/16	(AGM)	230	238,411
5.00%, 07/01/20		1,785	1,603,341
5.00%, 07/01/23	(Call 07/01/18)	1,000	813,020
5.00%, 07/01/29	(Call 07/01/14)	775	569,331
5.00%, 07/01/33	(Call 07/01/22)	1,000	704,780
5.00%, 07/01/41	(Call 07/01/22)	2,250	1,495,620
5.13%, 07/01/37	(Call 07/01/22)	1,700	1,181,687
5.25%, 07/01/15		555	561,693
5.25%, 07/01/24	(Call 07/01/16)	1,000	813,110
5.50%, 07/01/17		1,000	999,430
5.50%, 07/01/17	(XLCA)	1,675	1,674,045
5.50%, 07/01/18		2,785	2,732,809
5.50%, 07/01/19	(NPFGC)	1,000	958,310
5.50%, 07/01/39	(Call 07/01/22)	2,500	1,819,275
5.75%, 07/01/41	(Call 07/01/21)	1,970	1,472,910
6.00%, 07/01/40	(Call 07/01/21)	1,230	957,592
Series B
5.25%, 07/01/17	(Call 07/01/16)	1,780	1,763,784
5.75%, 07/01/38	(Call 07/01/19)	2,425	1,837,786
5.88%, 07/01/36	(Call 07/01/14)	2,000	1,557,080
Series C
5.75%, 07/01/37	(Call 07/01/16) (AGM)	600	516,666
Series E
5.38%, 07/01/30	(Call 07/01/21)	1,000	760,110
5.50%, 07/01/31	(Call 07/01/21)	1,500	1,147,935
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13		300	300,804
5.00%, 12/01/14		1,300	1,310,621
5.00%, 12/01/15		1,460	1,469,125

Security		Principal (000s)	Value

Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 07/01/29	(Call 07/01/22)	$1,000	$734,620
5.00%, 07/01/42	(Call 07/01/22)	4,000	2,652,560
Series JJ
5.38%, 07/01/18	(XLCA)	45	43,832
Series LL
5.50%, 07/01/17	(NPFGC)	525	531,930
Series TT
5.00%, 07/01/32	(Call 07/01/17)	2,000	1,422,460
5.00%, 07/01/37	(Call 07/01/17)	4,100	2,799,070
Series V
5.25%, 07/01/30	(NPFGC-FGIC)	2,500	1,919,400
Series WW
5.25%, 07/01/33	(Call 07/01/18)	1,500	1,094,175
5.50%, 07/01/38	(Call 07/01/18)	4,820	3,527,854
Series XX
5.25%, 07/01/40	(Call 07/01/20)	1,500	1,047,030
Series ZZ
4.00%, 07/01/16		125	121,310
5.25%, 07/01/19		1,260	1,180,645
5.25%, 07/01/24	(Call 07/01/20)	430	352,368
5.25%, 07/01/26	(Call 07/01/20)	1,500	1,188,960
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series X
5.50%, 07/01/15		50	50,821
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series BB
5.25%, 07/01/22	(ETM) (AGM)	180	213,764
5.25%, 07/01/22	(AGM)	320	296,445
Series CC
5.25%, 07/01/32	(AGM)	240	197,700
5.25%, 07/01/36	(AGM)	2,035	1,643,588
5.50%, 07/01/30		800	620,952
Series K
5.00%, 07/01/30	(Call 07/01/15)	700	508,018
5.00%, 07/01/40	(PR 07/01/15)	400	433,704

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series L
5.25%, 07/01/38	(AMBAC)	$40	$27,945
Series M
5.00%, 07/01/32	(Call 07/01/17)	1,020	725,455
5.00%, 07/01/46	(Call 07/01/17)	300	194,037
Series N
5.25%, 07/01/31	(AMBAC)	1,040	773,011
5.25%, 07/01/36	(AGM)	2,000	1,615,320
Series X
5.50%, 07/01/15	(ETM)	150	159,077
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series A
0.00%, 07/01/33	(FGIC)	900	177,489
Series C
5.50%, 07/01/15		500	508,210
5.50%, 07/01/16	(AMBAC)	1,250	1,263,625
5.50%, 07/01/17	(AMBAC)	2,550	2,548,546
5.50%, 07/01/25	(AMBAC)	4,625	3,799,576
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/15	(AGM)	925	952,917
5.25%, 08/01/17	(AGM)	760	785,696
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	1,650	1,667,985
Series I
5.00%, 07/01/36	(Call 07/01/14) (GTD)	3,000	2,050,500
Series P
6.25%, 07/01/26	(Call 07/01/19) (GTD)	1,000	868,990
6.75%, 07/01/36	(Call 07/01/19) (GTD)	2,500	2,174,150
Puerto Rico Public Buildings Authority RB Lease Revenue
Series Q
5.50%, 07/01/37	(Call 07/01/14) (GTD)	310	226,474

Security		Principal (000s)	Value

Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
0.00%, 08/01/32	(Call 08/01/26)	$2,000	$1,652,580
Series A
0.00%, 08/01/31		500	142,725
0.00%, 08/01/33		2,000	485,980
0.00%, 08/01/34		1,000	224,110
0.00%, 08/01/35		5,375	1,111,711
0.00%, 08/01/36		4,500	858,555
0.00%, 08/01/41	(NPFGC-FGIC)	2,000	259,520
0.00%, 08/01/42	(NPFGC-FGIC)	2,000	240,860
0.00%, 08/01/43	(NPFGC)	500	55,910
0.00%, 08/01/44	(NPFGC)	3,000	311,130
0.00%, 08/01/45	(NPFGC)	1,000	96,430
0.00%, 08/01/46	(NPFGC)	7,750	694,865
0.00%, 08/01/47	(AMBAC)	5,500	457,050
0.00%, 08/01/54	(AMBAC)	48,925	2,453,589
0.00%, 08/01/56		5,000	216,050
4.38%, 08/01/20	(Call 02/01/20)	215	210,625
5.00%, 08/01/18	(ETM)	60	70,200
5.00%, 08/01/18		160	166,994
5.00%, 08/01/24	(Call 08/01/19)	805	763,486
5.25%, 08/01/27	(Call 08/01/19)	1,430	1,299,613
5.38%, 08/01/39	(Call 02/01/20)	3,000	2,423,460
5.50%, 08/01/23	(Call 08/01/19)	520	520,759
5.50%, 08/01/28	(PR 08/01/19)	5	6,005
5.50%, 08/01/28	(Call 08/01/19)	965	885,735
5.50%, 08/01/37	(Call 02/01/20)	345	285,653
5.50%, 08/01/42	(Call 02/01/20)	1,250	1,014,762
5.75%, 08/01/37	(Call 08/01/19)	4,000	3,427,320
6.00%, 08/01/42	(Call 08/01/19)	9,625	8,545,460
Series A-1
0.00%, 08/01/23		2,100	1,183,854
5.00%, 08/01/43	(Call 08/01/21)	900	672,057
Series C
0.00%, 08/01/37		1,000	182,050
0.00%, 08/01/38		7,500	1,217,700
0.00%, 08/01/39		5,000	769,900
5.00%, 08/01/22	(Call 08/01/21)	1,035	1,092,111
5.00%, 08/01/40	(Call 08/01/21)	4,500	3,740,985
5.00%, 08/01/46	(Call 08/01/21)	1,500	1,221,240
5.13%, 08/01/42	(Call 08/01/20) (AGM)	1,360	1,134,362

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.25%, 08/01/40	(Call 08/01/21)	$1,000	$863,510
5.25%, 08/01/41	(Call 08/01/20)	1,250	981,925

			116,280,547
RHODE ISLAND — 0.05%
Rhode Island Convention Center Authority RB Miscellaneous Revenue
Series B
5.25%, 05/15/15	(NPFGC)	215	220,794
Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.25%, 06/15/19	(AGM)	1,200	1,381,512

			1,602,306
SOUTH CAROLINA — 0.87%
Charleston Educational Excellence Finance Corp. RB Lease Revenue
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,074,620
City of Columbia RB Waterworks & Sewer System Revenue
Series A
5.00%, 02/01/41	(Call 02/01/21)	500	508,660
Greenville County School District RB Lease Appropriation
4.63%, 12/01/20	(AGM)	1,000	1,123,640
5.00%, 12/01/27	(Call 12/01/16)	1,000	1,040,350
Piedmont Municipal Power Agency RB Electric Power & Light Revenues
Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,109,920
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,658,162
5.50%, 01/01/38	(Call 01/01/19)	2,600	2,725,242
Series B
5.00%, 01/01/22	(Call 01/01/16) (NPFGC)	1,315	1,433,258
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,450	1,420,782

Security		Principal (000s)	Value

South Carolina State Public Service Authority RB Nuclear Revenue
Series B
5.00%, 12/01/38	(Call 12/01/23)	$1,000	$987,210
South Carolina State Public Service Authority RB Water Revenue
Series C
5.00%, 12/01/36	(Call 12/01/21)	500	497,920
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	890,650
5.00%, 10/01/33	(PR 10/01/13) (AMBAC)	575	577,375
5.25%, 10/01/40	(Call 10/01/19)	500	510,185
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	794,430
3.63%, 10/01/33	(Call 10/01/22)	875	710,596
5.00%, 10/01/17		1,000	1,142,050
South Carolina Transportation Infrastructure Bank RB Transit Revenue
Series B
5.25%, 10/01/13	(AMBAC)	830	833,611
5.25%, 10/01/14	(AMBAC)	1,500	1,580,655
State of South Carolina GO
Series A
4.00%, 06/01/15		500	531,540
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,064,600
5.00%, 03/01/15		1,000	1,069,800
5.00%, 06/01/17		800	915,056
5.00%, 06/01/18		1,000	1,160,680

			27,360,992
TENNESSEE — 0.68%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	1,250	1,366,575
5.25%, 10/01/17	(NPFGC)	1,000	1,157,870
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,000	1,142,340
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		1,575	1,668,681

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 12/01/15		$300	$329,535
5.00%, 12/01/17		1,000	1,149,250
Series A
5.00%, 12/01/14	(PR 12/01/13) (NPFGC)	2,000	2,024,240
5.00%, 12/01/15	(PR 12/01/13) (NPFGC)	600	607,272
5.00%, 12/01/16	(PR 12/01/13) (NPFGC)	250	253,030
County of Shelby GO
Series A
5.00%, 04/01/14	(AMBAC)	1,280	1,316,198
5.00%, 04/01/14	(ETM) (AMBAC)	5	5,141
5.00%, 03/01/24		1,000	1,147,490
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/19		750	870,225
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,152,290
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,135,920
Series D
5.00%, 07/01/16		1,500	1,678,995
Metropolitan Government of Nashville & Davidson County RB Electric Power & Light Revenues
Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,056,652
State of Tennessee GO
Series A
4.00%, 08/01/17		2,000	2,219,400
5.00%, 08/01/21		1,000	1,173,500

			21,454,604
TEXAS — 7.91%
Austin Grand Parkway Toll Road Authority RB Highway Revenue Tolls
Series A
5.50%, 04/01/53	(Call 10/01/23)	1,500	1,401,900
Series B
0.00%, 10/01/45	(Call 10/01/28)	2,000	1,096,540
5.00%, 04/01/53	(Call 10/01/23)	5,000	4,590,800

Security		Principal (000s)	Value

Central Texas Regional Mobility Authority RB Highway Revenue Tolls
6.00%, 01/01/41	(Call 01/01/21)	$1,000	$985,370
Series A
5.00%, 01/01/43	(Call 01/01/23)	500	425,265
City of Austin RB Electric Power & Light Revenues
5.00%, 11/15/13	(ETM) (AGM)	1,470	1,484,744
5.00%, 11/15/40	(Call 11/15/22)	1,000	989,650
City of Austin RB Water & Wastewater Revenue
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,014,670
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,015,400
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,014,310
City of Brownsville RB Multiple Utility Revenue
Series A
5.00%, 09/01/31	(PR 09/01/15) (AMBAC)	345	375,729
5.00%, 09/01/31	(Call 09/01/15) (AMBAC)	155	156,469
City of Dallas GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,751
5.00%, 02/15/18		1,595	1,829,784
5.00%, 02/15/20	(ETM)	5	5,838
5.00%, 02/15/20		645	746,717
City of Dallas RB Water Revenue
5.00%, 10/01/14	(AMBAC)	275	289,328
5.00%, 10/01/15	(AMBAC)	1,200	1,312,440
5.00%, 10/01/17	(AMBAC)	750	861,930
5.00%, 10/01/39	(Call 10/01/20)	850	866,210
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,528,905
City of Houston GO
Series A
5.00%, 03/01/15		1,500	1,603,920
City of Houston GOL
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	560	609,879
Series A
5.00%, 03/01/18		3,000	3,441,810

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 03/01/19	(Call 03/01/18)	$500	$565,995
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	190	206,923
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,074,320
5.25%, 03/01/28	(Call 03/01/18)	1,235	1,372,110
City of Houston RB Multiple Utility Revenue
Series A
5.25%, 11/15/17	(AGM)	825	957,429
City of Houston RB Port Airport & Marina Revenue
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	802,178
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,580,738
Series B
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,505,220
5.00%, 07/01/32	(Call 07/01/22)	1,000	987,920
City of Houston RB Sewer Revenue
Series A
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,059,160
Series E
5.00%, 11/15/16		1,000	1,131,400
City of Houston RB Utility Revenue
Series B
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,007,880
City of Houston RB Water Revenue
Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	4,542,930
5.13%, 05/15/28	(Call 05/15/14) (NPFGC)	1,000	1,024,830
5.25%, 05/15/14	(NPFGC)	1,210	1,253,245
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,133,900
Series C
5.00%, 11/15/18		750	867,135
Series D
5.00%, 11/15/21		890	1,018,810
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,027,020
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,015,400
City of San Antonio GO
5.00%, 02/01/19		500	577,820

Security		Principal (000s)	Value

City of San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/32	(Call 09/15/22)	$1,500	$1,328,955
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		500	552,310
5.00%, 02/01/23		1,000	1,136,780
5.00%, 02/01/32	(PR 02/01/17)	40	45,352
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,505,325
5.25%, 02/01/25		2,370	2,710,711
5.38%, 02/01/14		1,000	1,021,810
5.38%, 02/01/15		2,680	2,870,628
Series A
5.00%, 02/01/24	(PR 02/01/15)	3,150	3,356,356
Series D
5.00%, 02/01/17		1,250	1,412,425
5.00%, 02/01/18		1,000	1,146,360
5.00%, 02/01/19		500	576,430
City of San Antonio RB Water Revenue
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,300	1,252,186
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,073,070
County of Fort Bend GOL
4.75%, 03/01/31	(Call 03/01/17) (NPFGC)	1,485	1,488,326
County of Harris GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,584,149
Series B
5.00%, 10/01/25	(Call 10/01/16)	400	431,352
County of Harris GOL
Series A
5.25%, 10/01/24	(PR 10/01/14)	3,000	3,160,230
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,034,810
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	500	522,510
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	551,600
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,127,500
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,006,310

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(Call 02/15/17) (PSF)	$4,000	$4,264,960
5.00%, 02/15/35	(Call 02/15/17) (PSF)	1,200	1,248,300
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33	(Call 12/01/18)	250	257,725
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	4,735	4,900,204
5.25%, 12/01/29	(AMBAC)	1,050	1,142,558
5.25%, 12/01/43	(Call 12/01/18)	1,000	1,022,920
Dallas Area Rapid Transit RB Transit Revenue
5.00%, 12/01/42	(Call 12/01/22)	2,550	2,600,923
Dallas Independent School District GO
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,083,270
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	536,935
Series A
5.00%, 08/15/25	(PR 08/15/14) (PSF)	700	732,046
5.00%, 08/15/28	(PR 08/15/14) (PSF)	3,500	3,660,230
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/16		500	559,230
5.00%, 11/01/42	(Call 11/01/20)	1,000	949,940
5.00%, 11/01/45	(Call 11/01/20)	500	467,435
5.25%, 11/01/38	(Call 11/01/20)	500	492,410
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	981,790
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,405,605
Series C
5.00%, 11/01/45	(Call 11/01/21)	1,000	934,870
Series D
5.00%, 11/01/33	(Call 11/01/23)	1,000	978,790
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	1,957,580

Security		Principal (000s)	Value

Fort Bend Grand Parkway Toll Road Authority RB Highway Revenue Tolls
5.00%, 03/01/37	(Call 03/01/22)	$1,000	$1,019,420
Grand Prairie Independent School District GO
5.00%, 02/15/37	(Call 02/15/17)	1,000	1,002,810
Harris County Flood Control District RB Miscellaneous Revenue
Series A
5.00%, 10/01/34	(Call 10/01/20)	1,500	1,570,005
Harris County Flood Control District SO Contract Tax
Series A
5.25%, 10/01/21		1,000	1,180,520
Harris County Metropolitan Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,013,320
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,005,260
Houston Community College District GOL
5.00%, 02/15/43	(Call 02/15/23)	2,000	2,036,180
Houston Independent School District GO
Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	500	560,170
Houston Independent School District GOL
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	1,962,223
Klein Independent School District GO
Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	241,342
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,465,305
5.25%, 01/01/15	(ETM)	1,310	1,394,390
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	1,966,040
6.25%, 05/15/28	(Call 05/15/18)	1,500	1,702,620

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Lower Colorado River Authority RB Miscellaneous Revenue
5.75%, 05/15/28	(PR 05/15/15)	$855	$932,587
5.75%, 05/15/28	(Call 05/15/15)	85	89,630
Midland County Fresh Water Supply District No. 1 RB Water Revenue
Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	418,775
North East Independent School District GO
5.25%, 02/01/27	(PSF)	530	599,239
Series A
5.00%, 08/01/37	(Call 08/01/17) (PSF)	500	515,560
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/31	(Call 09/01/16) (NPFGC)	1,500	1,576,680
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,719,448
North Texas Tollway Authority RB Highway Revenue Tolls
0.00%, 09/01/43	(Call 09/01/31)	500	320,520
5.75%, 01/01/38	(Call 01/01/18)	3,600	3,736,476
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,048,820
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	531,055
6.00%, 01/01/43	(Call 01/01/21)	250	260,503
Series A
5.50%, 09/01/36	(Call 09/01/21)	2,500	2,625,325
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,124,494
6.00%, 09/01/41	(Call 09/01/21)	1,000	1,087,960
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,070,140
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,600	366,832
0.00%, 09/01/43	(Call 09/01/31)	2,500	358,200
5.00%, 01/01/38	(Call 01/01/21)	1,000	971,150
5.00%, 01/01/42	(Call 01/01/22)	6,930	6,725,218
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	353,640
5.25%, 01/01/44	(Call 01/01/19)	3,370	3,377,515
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,138,670
Series D
5.00%, 09/01/24	(Call 09/01/21)	1,000	1,094,640
5.00%, 09/01/32	(Call 09/01/21)	1,450	1,478,739

Security		Principal (000s)	Value

Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	$500	$522,330
North Texas Tollway Authority RB Miscellaneous Revenue
0.00%, 01/01/38	(AGM)	1,500	369,570
Series A
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	9,960	10,219,259
Series D
0.00%, 01/01/31	(AGM)	1,370	522,354
0.00%, 01/01/34	(AGM)	3,500	1,102,920
Series E-3
5.75%, 01/01/38		1,150	1,269,324
Pharr-San Juan-Alamo Independent School District GO
5.00%, 02/01/38	(Call 02/01/18) (PSF)	300	301,521
Plano Independent School District GO
Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	1,833,671
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	525,215
San Antonio Independent School District GO
5.00%, 08/15/23	(Call 08/15/15) (PSF)	975	1,050,153
San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/42	(Call 09/15/22)	2,000	1,622,600
State of Texas GO
4.50%, 04/01/33	(Call 04/01/17)	2,870	2,833,092
5.00%, 10/01/15		1,250	1,367,675
5.00%, 10/01/16		1,000	1,128,420
5.00%, 10/01/21		1,000	1,164,870
5.00%, 04/01/26	(Call 04/01/18)	1,050	1,116,108
5.00%, 04/01/27	(Call 04/01/18)	1,300	1,392,846
5.00%, 04/01/28	(Call 04/01/16)	1,000	1,062,790
5.00%, 04/01/30	(Call 04/01/16)	2,850	3,004,384
5.00%, 04/01/36	(Call 04/01/22)	1,500	1,555,035
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,090,660
Series A
4.75%, 04/01/35	(Call 04/01/15)	5,600	5,614,840

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 04/01/26	(Call 04/01/15)	$2,850	$3,003,928
5.00%, 04/01/33	(Call 04/01/17)	3,800	3,934,862
Tarrant Regional Water District RB Water Revenue
5.00%, 03/01/37	(Call 03/01/22)	1,500	1,537,590
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		1,270	1,320,902
5.00%, 01/01/16		500	550,585
5.00%, 01/01/17	(Call 01/01/16)	1,000	1,091,880
5.00%, 07/01/17	(Call 01/01/16)	1,500	1,640,010
Series B
5.00%, 07/01/18	(Call 07/01/15)	1,330	1,442,066
5.00%, 07/01/19	(Call 07/01/14)	1,500	1,558,305
5.00%, 01/01/20	(Call 09/30/13)	360	366,422
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		300	319,527
5.00%, 04/01/23	(Call 04/01/16)	500	549,130
5.25%, 04/01/14		2,550	2,625,862
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/16		500	555,205
5.00%, 04/01/25	(Call 04/01/16)	500	542,485
5.00%, 04/01/27	(Call 04/01/17)	4,650	5,072,220
Series A
4.00%, 08/15/38	(Call 08/15/22)	2,500	1,954,400
5.00%, 04/01/17		800	907,984
5.00%, 08/15/41	(Call 08/15/22)	4,600	4,279,610
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,500	1,502,925
Texas State Transportation Commission RB Miscellaneous Revenue
5.00%, 04/01/20	(Call 04/01/16)	595	656,999
Texas State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 08/15/21	(AMBAC)	500	351,720

Security		Principal (000s)	Value

Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/27	(Call 07/15/17)	$250	$271,843
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/22		1,000	1,160,600
Series B
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,029,820

			248,976,866
UTAH — 0.40%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,123,790
State of Utah GO
Series A
5.00%, 07/01/16		500	560,265
5.00%, 07/01/17		685	785,222
5.00%, 07/01/22	(Call 07/01/21)	1,040	1,202,354
Series C
5.00%, 07/01/15		1,375	1,490,583
5.00%, 07/01/18		1,000	1,162,440
University of Utah RB College & University Revenue
Series A
5.00%, 08/01/43	(Call 08/01/23)	1,000	1,014,020
Utah Transit Authority RB Sales Tax Revenue
5.00%, 06/15/42	(Call 06/15/22)	1,000	990,880
Series A
5.00%, 06/15/28	(Call 06/15/18)	1,275	1,358,882
5.00%, 06/15/32	(Call 06/15/18) (AGM)	1,500	1,540,515
5.00%, 06/15/36	(Call 06/15/18) (AGM)	1,500	1,524,480

			12,753,431
VIRGIN ISLANDS — 0.04%
Virgin Islands Public Finance Authority RB Sales Tax Revenue
5.00%, 10/01/25	(Call 10/01/20)	650	667,127
5.00%, 10/01/29	(Call 10/01/20)	505	486,598

			1,153,725

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

VIRGINIA — 0.67%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		$500	$580,340
5.00%, 06/01/19		500	585,525
County of Fairfax GO
Series B
5.00%, 04/01/23	(SAW)	1,000	1,170,540
Series C
5.00%, 10/01/16	(SAW)	425	480,135
5.00%, 10/01/17	(SAW)	2,360	2,722,402
County of Loudoun GO
Series B
5.00%, 11/01/19		500	587,790
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38	(Call 04/01/18)	375	376,965
Upper Occoquan Sewage Authority RB Sewer Revenue
Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,148,670
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20		900	1,039,527
Virginia Commonwealth Transportation Board RB Fuel Sales Tax Revenue
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,066,050
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13		500	502,080
Virginia Commonwealth Transportation Board RB Transit Revenue
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	968,160
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	534,660
5.00%, 05/15/33	(Call 05/15/21) (SAP)	1,000	1,032,860
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,030,230

Security		Principal (000s)	Value

Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 08/01/23	(Call 08/01/22) (GOI)	$1,000	$1,135,510
Series B
5.25%, 08/01/14		1,505	1,575,088
Series C
5.00%, 08/01/15	(SAW)	680	738,834
5.00%, 08/01/18	(SAW)	2,475	2,858,353
5.00%, 08/01/19	(SAW)	750	870,547

			21,004,266
WASHINGTON — 2.74%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/32	(Call 11/01/17) (AGM)	1,400	1,427,678
5.00%, 11/01/36	(Call 11/01/17)	3,150	3,210,700
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,247,748
Series B
5.00%, 02/01/21	(Call 02/01/20)	500	565,925
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,113,380
5.00%, 02/01/24	(Call 02/01/20)	500	547,355
City of Tacoma Electric System Revenue RB Electric Power & Light Revenues
Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	823,050
County of King GOL
4.75%, 01/01/34	(Call 01/01/18)	900	902,394
County of King RB Sewer Revenue
5.00%, 01/01/38	(Call 01/01/18)	4,600	4,645,034
5.00%, 01/01/45	(Call 07/01/20)	1,000	993,660
5.00%, 01/01/52	(Call 01/01/22)	1,000	986,480
5.13%, 01/01/41	(Call 01/01/21)	500	510,965
Series B
5.00%, 01/01/15		2,000	2,124,400

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		$1,000	$1,040,080
5.00%, 07/01/15		250	270,775
5.00%, 07/01/17		3,000	3,423,150
5.00%, 07/01/19		1,365	1,580,561
5.00%, 07/01/21		1,000	1,150,040
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,660,155
5.00%, 07/01/23	(Call 07/01/21)	2,000	2,224,280
5.00%, 07/01/24	(Call 07/01/16)	2,370	2,544,266
5.25%, 07/01/16		580	652,575
5.25%, 07/01/18		125	145,614
5.25%, 07/01/18	(Call 07/01/14) (NPFGC)	150	156,078
5.50%, 07/01/15		2,295	2,506,668
Series C
5.00%, 07/01/14		875	910,070
FYI Properties RB Lease Non-Terminable
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,035,760
NJB Properties RB Lease Revenue
Series A
5.00%, 12/01/36	(Call 12/01/16) (GTD)	1,000	997,200
Port of Seattle RB Port Airport & Marina Revenue
Series A
5.00%, 08/01/31	(Call 08/01/22)	1,000	1,005,680
Snohomish County School District No. 201 GO
5.25%, 12/01/27	(Call 12/01/18) (GTD)	500	553,010
State of Washington GO
5.00%, 01/01/16		1,310	1,442,533
Series A
5.00%, 07/01/25	(Call 07/01/18)	1,330	1,481,620
5.00%, 07/01/27	(Call 07/01/18)	4,750	5,176,740
5.00%, 07/01/31	(Call 07/01/18)	3,400	3,606,754
5.00%, 08/01/35	(Call 08/01/21)	500	513,130
Series B-1
4.00%, 08/01/14		500	517,405
Series C
5.00%, 01/01/27	(Call 01/01/18)	1,000	1,096,060

Security		Principal (000s)	Value

5.00%, 01/01/28	(Call 01/01/18)	$1,000	$1,083,200
5.00%, 06/01/41	(Call 06/01/21)	5,000	5,086,400
Series D
5.00%, 01/01/29	(PR 01/01/14) (AMBAC)	1,675	1,701,934
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,029,030
Series E
5.00%, 01/01/31	(PR 01/01/16) (AMBAC)	1,500	1,650,285
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,589,835
Series R
5.00%, 07/01/20		2,000	2,317,140
5.00%, 01/01/21	(Call 01/01/15) (AMBAC)	2,685	2,837,508
Series R-2006A
5.00%, 07/01/19	(Call 07/01/15) (AMBAC)	2,455	2,651,007
Series R-2010A
5.00%, 01/01/15		555	589,371
Series R-2011C
5.00%, 07/01/16		400	447,252
5.00%, 07/01/17		350	399,368
Series R-2012C
5.00%, 07/01/20		1,000	1,158,570
5.00%, 07/01/24	(Call 07/01/22)	2,000	2,236,740
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,102,740
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,635,735
State of Washington RB Federal Grant Revenue
5.00%, 09/01/21		1,000	1,140,320
Series F
5.00%, 09/01/24	(Call 09/01/22)	1,500	1,647,330
University of Washington RB College & University Revenue
Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,018,530

			86,111,268
WEST VIRGINIA — 0.07%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	1,000	1,079,280

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

West Virginia University Board of Governors RB College & University Revenue
Series B
5.00%, 10/01/36	(Call 10/01/21)	$1,000	$1,016,580

			2,095,860
WISCONSIN — 0.92%
State of Wisconsin GO
Series 1
4.00%, 05/01/15		3,000	3,177,630
5.00%, 05/01/16	(AMBAC)	550	612,282
5.00%, 05/01/18	(Call 05/01/15) (NPFGC)	3,000	3,212,160
5.00%, 05/01/21		500	577,320
5.50%, 05/01/14	(NPFGC)	2,285	2,366,437
Series 2
5.00%, 11/01/20		1,500	1,741,620
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,151,980
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,000	1,113,240
Series B
5.00%, 05/01/22	(Call 05/01/21)	1,500	1,723,365
State of Wisconsin RB General Fund
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,295,119
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,624,379
5.75%, 05/01/33	(Call 05/01/19) (SAP)	3,000	3,247,920
6.00%, 05/01/36	(Call 05/01/19) (SAP)	2,360	2,569,710
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,094,300
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/20	(AGM)	2,000	2,317,140

			28,824,602

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $3,168,755,385)			3,101,404,499

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	11,389	$11,389,407

		11,389,407

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,389,407)		11,389,407

TOTAL INVESTMENTS IN SECURITIES — 98.92%
(Cost: $3,180,144,792)		3,112,793,906
Other Assets, Less Liabilities — 1.08%		33,985,486

NET ASSETS — 100.00%		$3,146,779,392

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC-ICC  —  Assured Guaranty Corp. — Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.93%

ALABAMA — 0.25%
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14		$500	$515,750
5.00%, 05/01/18		1,000	1,140,950

			1,656,700
ALASKA — 0.04%
City of Anchorage GO
Series B
5.25%, 12/01/16	(AMBAC)	265	302,447

			302,447
ARIZONA — 1.02%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.00%, 09/01/13	(NPFGC)	260	260,034
City of Mesa RB Multiple Utility Revenue
4.00%, 07/01/17	(AGM)	50	54,908
5.25%, 07/01/16	(NPFGC-FGIC)	300	336,950
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/15		1,000	1,081,950
5.00%, 07/01/15	(Call 07/01/14) (AMBAC)	1,250	1,299,013
5.00%, 07/01/18		1,000	1,145,340
Salt River Project Agricultural Improvement & Power District COP Lease Renewal
5.00%, 12/01/14	(Call 12/01/13) (NPFGC)	500	505,895
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15		1,360	1,427,225
4.00%, 01/01/17		275	301,430
4.00%, 01/01/18		375	414,375

			6,827,120

Security		Principal (000s)	Value

ARKANSAS — 0.29%
State of Arkansas GO
4.00%, 08/01/14		$1,100	$1,138,511
5.00%, 08/01/14		775	809,247

			1,947,758
CALIFORNIA — 17.53%
Bay Area Toll Authority RB Highway Revenue Tolls
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	750	738,660
Series F
5.00%, 04/01/15		860	922,771
Series F-1
5.00%, 04/01/17		750	851,520
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/14	(NPFGC-FGIC)	2,085	2,126,929
5.00%, 02/01/15	(NPFGC-FGIC)	800	853,328
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/17		530	603,527
5.00%, 05/01/17	(AGM)	540	614,914
Series K
5.00%, 05/01/18		3,200	3,694,976
Series L
4.00%, 05/01/15		100	106,059
5.00%, 05/01/15		2,695	2,902,165
5.00%, 05/01/16		1,315	1,466,133
5.00%, 05/01/17		2,250	2,562,142
Series M
4.00%, 05/01/14		500	512,600
4.00%, 05/01/16		500	544,535
5.00%, 05/01/14		1,000	1,031,890
5.00%, 05/01/15		3,750	4,038,262
5.00%, 05/01/16		875	975,564
Series N
5.00%, 05/01/18		400	461,872

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

California State Department of Water Resources RB Water Revenue
Series AJ
5.00%, 12/01/16		$500	$569,770
California State Public Works Board RB Lease Revenue
Series C
5.25%, 06/01/28	(PR 12/01/13)	1,010	1,022,878
Series J
5.25%, 01/01/16	(AMBAC)	1,195	1,317,237
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	195	186,535
City & County of San Francisco GO
5.00%, 06/15/15		2,205	2,385,832
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14) (AGM)	400	414,464
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/16		500	558,700
Grossmont-Cuyamaca Community College District GO
Series B
5.00%, 08/01/29	(PR 08/01/15) (FGIC)	1,000	1,087,220
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/17		105	118,392
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		1,350	1,545,331
Series B
5.00%, 07/01/14		1,000	1,040,250

Security		Principal (000s)	Value

Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16		$400	$448,452
5.00%, 07/01/17		1,000	1,145,500
Series C
4.00%, 01/01/16	(Call 10/01/15)	1,500	1,607,190
5.00%, 01/01/16	(Call 10/01/15)	2,835	3,097,549
Los Angeles Unified School District GO
5.75%, 07/01/14	(NPFGC)	525	549,103
Series A-1
5.50%, 07/01/17	(FGIC)	480	557,650
5.50%, 07/01/18	(FGIC)	1,190	1,406,663
Series I
5.00%, 07/01/14		2,000	2,079,980
Series KY
5.00%, 07/01/14		1,050	1,091,989
Metropolitan Water District of Southern California RB Water Revenue
Series B-3
5.00%, 10/01/29	(PR 10/01/14) (NPFGC)	810	851,472
Series C
5.00%, 07/01/17		1,000	1,149,570
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	1,300	1,377,207
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/17	(AGM)	100	114,072
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series B
5.00%, 05/15/15		375	404,299
5.00%, 05/15/16		500	556,485

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

San Diego Unified School District GO
Series F
5.00%, 07/01/28	(PR 07/01/14) (AGM)	$225	$233,998
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/17	(ETM)	200	191,792
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	500	489,900
Series A
5.50%, 01/01/14	(AGM)	800	814,208
State of California GO
3.00%, 09/01/13		1,500	1,500,120
3.00%, 09/01/16		1,645	1,751,135
4.00%, 08/01/14		1,000	1,034,920
4.00%, 04/01/15		300	316,962
4.00%, 08/01/15		475	506,887
4.00%, 10/01/15		325	348,540
4.00%, 04/01/17		300	330,318
4.25%, 04/01/16		645	703,192
5.00%, 03/01/14		2,155	2,207,151
5.00%, 03/01/14	(NPFGC-FGIC)	500	512,100
5.00%, 05/01/14		500	516,095
5.00%, 08/01/14		570	595,137
5.00%, 09/01/14		1,650	1,729,233
5.00%, 02/01/15		300	319,482
5.00%, 03/01/15		1,180	1,260,830
5.00%, 04/01/15		1,000	1,072,000
5.00%, 06/01/15		200	215,782
5.00%, 11/01/15		3,045	3,337,685
5.00%, 03/01/16		300	331,833
5.00%, 04/01/16		215	238,461
5.00%, 06/01/16	(XLCA)	1,000	1,115,060
5.00%, 08/01/16		200	224,174
5.00%, 09/01/16		1,000	1,123,720
5.00%, 10/01/16		1,000	1,126,540
5.00%, 11/01/16	(AMBAC)	790	892,155
5.00%, 12/01/16		250	283,018
5.00%, 02/01/17		1,000	1,130,300
5.00%, 03/01/17	(Call 03/01/15)	2,000	2,196,900

Security		Principal (000s)	Value

5.00%, 04/01/17		$1,750	$1,986,880
5.00%, 09/01/17		1,000	1,147,370
5.00%, 10/01/17		300	344,901
5.00%, 02/01/18		2,200	2,526,810
5.00%, 04/01/18		2,000	2,303,880
5.00%, 02/01/29	(PR 02/01/14)	600	612,096
5.00%, 02/01/33	(PR 02/01/14)	1,965	2,004,614
5.13%, 02/01/28	(PR 02/01/14)	250	255,170
5.25%, 10/01/13		350	351,530
5.25%, 02/01/14	(Call 10/28/13)	45	45,188
5.25%, 04/01/29	(PR 04/01/14)	1,000	1,029,620
5.50%, 04/01/28	(PR 04/01/14)	500	515,545
5.50%, 04/01/30	(PR 04/01/14)	2,400	2,474,616
6.00%, 02/01/18	(AMBAC)	1,245	1,485,322
Series A
4.00%, 07/01/16		455	495,950
5.00%, 07/01/15	(PR 07/01/14)	2,665	2,771,573
5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	1,765	1,836,041
5.00%, 07/01/16		1,095	1,223,542
5.00%, 07/01/17		1,000	1,142,250
5.00%, 07/01/18		1,500	1,744,395
5.25%, 07/01/14	(ETM)	1,210	1,259,973
5.25%, 07/01/14		1,260	1,313,122
5.25%, 07/01/14	(NPFGC-FGIC)	2,775	2,891,994
Series B
3.50%, 07/01/23	(Call 07/01/14)	600	615,864
5.00%, 07/01/23	(Call 07/01/14)	3,000	3,118,950
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/18		750	867,968
Series J
5.00%, 05/15/14	(NPFGC)	825	853,190

			117,559,619
COLORADO — 1.07%
City & County of Denver RB Port Airport & Marina Revenue
Series B
5.50%, 11/15/33	(PR 11/15/13)	500	505,535

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Colorado Department of Transportation RB Highway Revenue Tolls
5.00%, 12/15/16		$1,000	$1,133,610
Series B
5.00%, 12/15/13	(NPFGC-FGIC)	410	415,760
5.00%, 12/15/15		1,560	1,718,184
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/15	(NPFGC)	800	872,136
E-470 Public Highway Authority RB Highway Revenue Tolls
Series B
0.00%, 09/01/16	(NPFGC)	130	120,689
Regional Transportation District RB Sales Tax Revenue
Series A
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	500	565,805
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,872,815

			7,204,534
CONNECTICUT — 1.71%
State of Connecticut GO
Series A
3.50%, 01/01/16	(Call 01/01/14)	500	504,805
5.00%, 01/01/14		3,615	3,673,744
5.00%, 01/01/16		1,500	1,652,130
Series B
5.00%, 12/01/15	(Call 06/01/14) (NPFGC)	250	258,980
5.00%, 05/01/17		1,045	1,189,419
Series C
5.00%, 12/01/15		500	549,900
5.00%, 04/01/22	(PR 04/01/14) (NPFGC-FGIC)	150	154,224
5.50%, 12/15/14		790	843,823
Series D
5.00%, 01/01/14		1,000	1,016,250

Security		Principal (000s)	Value

State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/14		$515	$525,423
5.00%, 02/01/16		335	370,048
5.00%, 02/01/17		360	406,778
5.00%, 02/01/18		300	343,908

			11,489,432
DELAWARE — 0.24%
State of Delaware GO
Series 2009C
5.00%, 10/01/15		285	311,955
5.00%, 10/01/16		1,125	1,271,318

			1,583,273
DISTRICT OF COLUMBIA — 0.44%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	455	514,009
District of Columbia RB Income Tax Revenue
Series C
5.00%, 12/01/13		1,400	1,417,108
District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33	(PR 10/01/13) (NPFGC-FGIC)	1,000	1,004,100

			2,935,217
FLORIDA — 2.21%
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	2,025	2,215,856
County of Miami-Dade RB Water & Sewer Revenue
Series B
5.00%, 10/01/14	(AGM)	1,000	1,050,950
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		180	186,997

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security	Principal (000s)	Value

5.00%, 07/01/15	$1,945	$2,094,726
5.00%, 07/01/16	1,350	1,496,610
Florida State Board of Education GO
Series A
5.00%, 01/01/15	570	605,300
5.00%, 06/01/16	1,000	1,115,410
5.00%, 06/01/17	475	540,868
Florida State Board of Education RB Miscellaneous Revenue
Series C
5.00%, 07/01/16	1,035	1,153,870
Series E
5.00%, 07/01/17	540	614,315
Florida State Turnpike Authority RB Highway Revenue
Series A
5.00%, 07/01/14	75	78,006
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 23
5.00%, 10/01/15	1,000	1,091,620
State of Florida GO
Series A
5.00%, 06/01/14	350	362,712
Series B
5.00%, 06/01/14	1,025	1,062,228
Tampa Bay Water RB Water Revenue
Series A
5.00%, 10/01/16	1,000	1,126,130

		14,795,598
GEORGIA — 1.92%
City of Atlanta RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/15	500	530,545
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/17	1,000	1,133,940

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/16		$500	$556,110
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	1,000	1,035,240
5.00%, 06/01/16	(NPFGC)	230	255,477
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/17		400	453,576
Gwinnett County School District GO
4.50%, 10/01/17		250	282,558
Series A
4.00%, 10/01/16		1,000	1,097,020
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series B
5.00%, 01/01/16		100	109,529
State of Georgia GO
5.00%, 08/01/20	(PR 08/01/17)	350	400,942
Series A
5.00%, 09/01/19	(PR 09/01/15)	200	217,940
Series B
4.50%, 03/01/21	(PR 03/01/16)	250	273,465
5.00%, 10/01/14		2,500	2,630,125
Series C
5.50%, 07/01/14		1,000	1,044,420
5.50%, 07/01/16	(PR 07/01/14)	105	109,656
5.50%, 07/01/16	(Call 07/01/14)	430	448,361
Series E
5.00%, 08/01/16		305	342,515
5.00%, 08/01/19	(PR 08/01/17)	565	647,236
Series E-2
4.00%, 09/01/16		1,200	1,315,320

			12,883,975

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

HAWAII — 0.79%
State of Hawaii GO
Series DG
5.00%, 07/01/14	(AMBAC)	$1,160	$1,206,690
5.00%, 07/01/16	(Call 07/01/15) (AMBAC)	575	619,804
Series DT
5.00%, 11/01/17		300	345,051
Series DY
5.00%, 02/01/18		500	572,490
Series DZ
5.00%, 12/01/16		1,000	1,132,960
Series EA
5.00%, 12/01/16		250	283,240
Series EF
5.00%, 11/01/17		1,000	1,150,170

			5,310,405
ILLINOIS — 5.49%
City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	545	572,582
5.00%, 01/01/34	(PR 01/01/14) (AGM)	2,310	2,347,306
City of Chicago RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/17		270	298,218
5.25%, 01/01/14	(NPFGC-FGIC)	500	508,445
5.25%, 01/01/15	(NPFGC-FGIC)	750	797,588
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.50%, 01/01/14	(AGM)	700	712,068
5.50%, 01/01/15	(AGM)	500	533,805
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	1,000	1,119,030
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	4,050	4,532,071
5.00%, 01/01/28	(PR 07/01/16) (AGM)	2,075	2,321,987
5.00%, 01/01/31	(PR 07/01/16) (AGM)	1,035	1,158,196

Security		Principal (000s)	Value

Series B
5.00%, 12/01/17		$1,000	$1,141,430
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15	(ETM) (NPFGC-FGIC)	275	271,499
0.00%, 06/15/15	(NPFGC-FGIC)	305	297,808
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,830	2,074,470
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,246,949
State of Illinois GO
4.00%, 04/01/15		290	303,471
4.00%, 07/01/15		1,000	1,052,760
5.00%, 01/01/15		500	526,540
5.00%, 01/01/17		1,000	1,090,570
5.00%, 01/01/17	(AGM)	1,000	1,093,950
5.00%, 01/01/18		1,000	1,091,770
First Series
5.50%, 08/01/14	(NPFGC)	860	896,378
5.50%, 08/01/15	(XLCA-ICR, NPFGC)	370	400,784
Series B
5.00%, 01/01/14		1,000	1,014,060
5.00%, 03/01/14		370	377,744
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/15		1,500	1,620,300
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,683,195
5.00%, 12/15/17	(Call 12/15/16)	500	561,160
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/15		3,000	3,184,920
5.00%, 06/15/14		150	155,643
5.00%, 06/15/15		500	539,725
5.00%, 06/15/16		500	555,530
5.00%, 06/15/17		680	770,379

			36,852,331

84	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

INDIANA — 0.47%
Indiana Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 02/01/16		$775	$855,685
Indiana Finance Authority RB Sewer Revenue
Series C
3.00%, 10/01/16		1,000	1,050,320
Indiana Finance Authority RB Water Revenue
Series A
4.00%, 02/01/16		265	286,237
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35	(PR 07/01/17)	850	987,131

			3,179,373
KANSAS — 0.08%
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/16		500	563,185

			563,185
KENTUCKY — 0.28%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/22	(PR 08/01/15) (AGM)	100	108,682
5.25%, 10/01/13	(AGM)	350	351,526
5.25%, 10/01/14	(AGM)	250	263,435
5.25%, 10/01/15	(AGM)	500	547,795
5.25%, 10/01/16	(AGM)	510	575,448

			1,846,886
LOUISIANA — 0.81%
State of Louisiana GO
Series A
5.00%, 08/01/14	(NPFGC)	250	261,073
5.00%, 08/01/15	(NPFGC)	2,225	2,419,732

Security		Principal (000s)	Value

5.00%, 10/15/18	(PR 10/15/14) (AMBAC)	$1,430	$1,505,032
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	750	817,335
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/35	(PR 05/01/15) (NPFGC-FGIC)	380	408,701

			5,411,873
MARYLAND — 3.78%
County of Montgomery GO
Series A
5.00%, 07/01/15		500	542,030
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14		360	371,552
5.00%, 03/01/17		1,000	1,133,250
5.00%, 05/01/17	(PR 05/01/14)	1,310	1,352,221
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		1,000	1,114,270
Maryland State Transportation Authority RB Grant & Revenue Anticipation
5.25%, 03/01/18		1,340	1,556,276
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/14		425	435,158
5.25%, 03/01/16		240	267,134
5.25%, 03/01/17		280	319,710
State of Maryland GO
5.00%, 03/01/18		2,000	2,310,540
First Series
5.00%, 03/01/15		1,595	1,706,331
5.00%, 08/01/16	(PR 08/01/14)	675	704,713
5.00%, 03/15/17		390	443,590
5.00%, 03/15/22	(PR 03/15/17)	310	352,994
First Series A
5.00%, 02/15/19	(PR 02/15/15)	260	277,246
5.25%, 03/01/16		250	278,793

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Second Series
5.00%, 08/01/14		$585	$610,851
5.00%, 07/15/15		400	434,288
5.00%, 08/01/16		1,875	2,106,787
5.00%, 07/15/17		1,500	1,721,205
5.00%, 08/01/19	(PR 08/01/16)	250	280,765
Second Series A
4.00%, 08/01/15		150	160,274
5.00%, 08/01/14		1,000	1,044,190
5.00%, 08/01/15		700	761,313
5.00%, 08/01/17	(PR 08/01/15)	1,875	2,038,537
Second Series B
5.00%, 08/01/14		1,700	1,775,123
Second Series E
4.00%, 08/01/14		100	103,501
5.00%, 08/01/16		1,000	1,123,620

			25,326,262
MASSACHUSETTS — 9.85%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14		2,070	2,160,045
5.00%, 03/01/21	(PR 03/01/15) (AGM)	450	480,938
5.00%, 03/01/22	(PR 03/01/15)	1,325	1,416,094
5.00%, 03/01/23	(PR 03/01/15) (AGM)	575	614,531
5.00%, 03/01/24	(PR 03/01/15) (AGM)	400	427,500
5.00%, 03/01/25	(PR 03/01/15)	500	534,375
Series B
5.00%, 11/01/14		460	485,272
5.00%, 08/01/15		435	472,736
Series C
5.00%, 09/01/22	(PR 09/01/15)	775	845,006
5.50%, 12/01/17	(AGM)	1,720	2,016,012
Series D
4.75%, 08/01/25	(PR 08/01/16)	1,250	1,394,812
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,307,888
5.00%, 08/01/22	(PR 08/01/16)	715	802,988
5.25%, 10/01/21	(PR 10/01/13)	1,125	1,129,871
Series E
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	265	300,054

Security		Principal (000s)	Value

Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		$1,500	$1,680,420
5.00%, 04/01/18		1,000	1,149,060
Series B
5.00%, 08/01/18		1,000	1,156,380
5.00%, 08/01/23	(PR 08/01/14)	2,200	2,296,228
5.25%, 08/01/16		500	563,735
Series C
5.00%, 01/01/15		2,000	2,124,120
5.00%, 05/01/16		1,025	1,140,210
5.00%, 09/01/16	(Call 09/01/15)	715	778,435
5.00%, 09/01/21	(PR 09/01/15)	715	779,586
5.00%, 09/01/24	(PR 09/01/15)	500	545,165
5.00%, 09/01/25	(PR 09/01/15)	1,630	1,777,238
5.50%, 11/01/13	(FGIC)	1,970	1,987,671
5.50%, 11/01/14	(NPFGC-FGIC)	1,410	1,495,686
5.50%, 11/01/15		575	636,945
Series D
5.50%, 11/01/16		500	572,430
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	1,480	1,609,692
5.50%, 06/01/16	(NPFGC-FGIC)	250	281,960
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34	(PR 01/01/14) (FGIC)	550	558,806
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13	(AGM)	350	354,918
5.00%, 12/15/14	(AGM)	340	360,648
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 07/01/34	(PR 07/01/15)	1,300	1,402,349
5.00%, 07/01/31	(PR 07/01/15)	2,065	2,236,994
5.00%, 07/01/34	(PR 07/01/14)	2,400	2,496,600
5.25%, 07/01/17	(PR 07/01/14)	500	521,170
Series C
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,166,500

86	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.50%, 07/01/15		$1,450	$1,584,864
5.50%, 07/01/16		1,005	1,139,007
5.50%, 07/01/18		1,700	2,005,201
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		375	405,015
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/14	(AGM)	1,530	1,600,089
5.00%, 08/15/15	(AGM)	390	424,363
5.00%, 08/15/22	(PR 08/15/15) (AGM)	5,000	5,442,300
Series B
5.00%, 08/15/17		500	572,230
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/14		1,000	1,015,840
5.00%, 01/01/15		1,000	1,059,430
5.00%, 01/01/17		370	412,746
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/17		1,000	1,157,490
Series A
5.25%, 08/01/14		535	559,872
5.25%, 08/01/15		1,000	1,092,160
5.25%, 08/01/16		250	282,553
Massachusetts Water Resources Authority RB General Revenue
Series A
4.00%, 08/01/17		1,000	1,106,450
Massachusetts Water Resources Authority RB Water Revenue
Series J
5.25%, 08/01/16		1,000	1,128,350

			66,049,028

Security		Principal (000s)	Value

MICHIGAN — 1.39%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		$1,000	$1,039,900
5.00%, 07/01/16		500	559,215
5.00%, 01/01/17		1,000	1,127,040
5.00%, 07/01/17		1,250	1,427,313
Michigan Municipal Bond Authority RB Water Revenue
5.50%, 10/01/16		1,000	1,140,670
State of Michigan GO
5.50%, 12/01/13		4,000	4,053,000

			9,347,138
MINNESOTA — 1.86%
Minnesota Public Facilities Authority RB Water Revenue
Series B
5.00%, 03/01/18		660	762,478
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14	(AMBAC)	125	127,124
5.25%, 01/01/15	(AMBAC)	920	978,880
5.25%, 01/01/17		715	807,900
State of Minnesota GO
5.00%, 08/01/14		500	522,095
5.00%, 08/01/16		775	869,845
5.00%, 08/01/17		1,635	1,875,508
Series A
5.00%, 08/01/15		1,000	1,087,590
5.00%, 10/01/15		1,075	1,176,673
5.00%, 10/01/16		1,000	1,128,420
Series D
5.00%, 08/01/14		1,300	1,357,447
5.00%, 08/01/15		200	217,518
Series H
5.00%, 11/01/14		400	422,380

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

State of Minnesota RB Lease Appropriation
Series B
5.00%, 03/01/17		$1,000	$1,133,250

			12,467,108
MISSISSIPPI — 0.19%
State of Mississippi GO
Series A
5.25%, 11/01/14		150	158,783
5.50%, 12/01/15		1,000	1,110,580

			1,269,363
MISSOURI — 0.38%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14		660	673,332
5.00%, 05/01/16		500	557,135
Series A
5.00%, 05/01/14		525	541,921
Missouri Highway & Transportation Commission RB Sales Tax Revenue
5.00%, 05/01/17		690	785,372

			2,557,760
NEBRASKA — 0.36%
Nebraska Public Power District RB Electric Power & Light Revenues
Series B
5.00%, 01/01/14		500	508,095
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		1,000	1,104,870
5.00%, 02/01/34	(PR 02/01/14)	800	816,128

			2,429,093
NEVADA — 0.90%
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/16		90	100,015

Security		Principal (000s)	Value

Clark County School District GOL
Series A
4.00%, 06/15/16	(AMBAC)	$1,000	$1,081,850
5.00%, 06/15/16	(Call 06/15/14) (AGM)	400	414,236
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	560	616,885
5.00%, 06/15/23	(PR 12/15/15) (AGM)	2,100	2,313,318
Series D
5.00%, 06/15/23	(PR 12/15/14) (NPFGC)	450	477,680
State of Nevada GOL
Series A
5.00%, 02/01/15		1,000	1,065,450

			6,069,434
NEW JERSEY — 7.32%
Garden State Preservation Trust RB Recreational Revenue
Series A
5.25%, 11/01/19	(PR 11/01/13) (AGM)	230	231,973
5.50%, 11/01/13		1,115	1,125,024
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16	(AGM)	1,250	1,417,000
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
5.00%, 05/01/18		1,125	1,272,982
5.25%, 07/01/15		1,000	1,038,980
Series DD
5.00%, 12/15/16		1,000	1,125,430
5.00%, 12/15/17		1,050	1,197,966
Series EE
5.00%, 09/01/15		1,000	1,087,600
5.00%, 09/01/17		1,500	1,701,960
Series GG
5.00%, 09/01/17	(SAP)	795	902,039

88	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series W
5.00%, 03/01/16		$1,670	$1,838,954
5.00%, 03/01/17		520	583,794
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/15		590	627,984
5.00%, 06/15/16		500	545,580
5.00%, 06/15/18		250	274,978
5.38%, 06/15/15	(ETM)	800	870,440
5.50%, 06/15/16	(ETM)	200	226,018
5.75%, 06/15/29	(PR 06/15/14)	4,250	4,436,830
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
4.50%, 07/01/37	(PR 07/01/16)	675	744,289
New Jersey Highway Authority RB Highway Revenue
5.50%, 01/01/15	(ETM) (FGIC, GOI)	250	267,075
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
6.00%, 01/01/14	(ETM) (NPFGC)	1,225	1,248,814
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14	(AMBAC)	520	544,939
New Jersey Transit Corp. COP Lease Revenue
Series A
5.50%, 09/15/13	(AMBAC)	400	400,864
5.50%, 09/15/14	(AMBAC)	700	735,392
New Jersey Transportation Trust Fund Authority RB Appropriations
Series A
5.00%, 06/15/18		1,000	1,136,060

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/15	(AMBAC)	$1,010	$1,114,555
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	550	608,998
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 12/15/13	(NPFGC)	705	715,455
5.75%, 06/15/15	(ETM)	200	219,022
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14		150	154,466
5.25%, 12/15/13	(NPFGC-FGIC)	200	202,966
5.25%, 12/15/14	(NPFGC)	625	664,819
5.50%, 12/15/16	(NPFGC)	450	514,166
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19	(PR 06/15/15) (AGM)	145	156,716
Series A
5.50%, 12/15/13	(AMBAC)	425	431,613
5.50%, 12/15/14	(AMBAC)	1,000	1,066,930
5.50%, 12/15/15	(AMBAC)	800	887,360
5.50%, 12/15/16	(AGM)	500	571,645
Series C
5.25%, 06/15/15	(ETM) (NPFGC)	1,950	2,118,090
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	135	146,510
5.25%, 06/15/17	(PR 06/15/15) (NPFGC)	1,505	1,633,316
5.25%, 06/15/18	(PR 06/15/15) (FGIC)	785	851,929
5.50%, 12/15/15	(AGM)	400	443,872
5.50%, 12/15/16	(AGM)	375	428,734
5.50%, 12/15/17		1,505	1,751,594

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	$1,000	$1,080,800
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	2,000	2,161,600
State of New Jersey GO
5.00%, 08/01/15		560	608,401
Series H
5.25%, 07/01/14		1,175	1,224,796
5.25%, 07/01/15		500	543,840
5.25%, 07/01/16		500	561,670
Series L
5.25%, 07/15/15	(AMBAC)	1,025	1,116,563
5.25%, 07/15/17	(AMBAC)	1,300	1,495,624

			49,059,015
NEW MEXICO — 1.00%
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/18		1,500	1,736,235
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17	(PR 06/15/14)	800	831,080
5.25%, 06/15/15	(NPFGC)	100	108,551
5.25%, 06/15/19	(PR 06/15/14) (NPFGC)	700	727,888
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	3,150	3,275,496

			6,679,250
NEW YORK — 15.37%
City of New York GO
Series A-1
4.00%, 08/01/14		400	413,960
5.00%, 08/01/14		2,665	2,782,473
5.00%, 08/15/16		795	888,897
Series B
5.00%, 08/01/14		1,030	1,075,402
5.00%, 08/01/18		2,465	2,836,007
Series B-1
5.00%, 09/01/15		500	544,845
Series C
5.00%, 08/01/14		295	308,004

Security		Principal (000s)	Value

5.00%, 08/01/14	(ETM) (CIFG)	$65	$67,838
5.00%, 08/01/14	(CIFG)	210	219,177
5.00%, 08/01/16		940	1,049,689
5.00%, 08/01/17		1,000	1,140,630
5.25%, 08/01/16		350	393,355
Series D
5.00%, 08/01/15		125	135,790
Series E
4.00%, 08/01/14		400	413,960
5.00%, 08/01/15		1,055	1,146,067
Series F-1
5.00%, 09/01/16	(Call 09/01/15)	135	146,977
5.25%, 09/01/14	(ETM)	10	10,504
5.25%, 09/01/14		280	294,137
Series G
5.00%, 08/01/14		1,500	1,566,120
5.00%, 08/01/15		1,010	1,097,183
Series I
5.00%, 08/01/14		350	365,428
5.00%, 08/01/16		1,200	1,340,028
5.00%, 08/01/17		1,300	1,482,819
5.00%, 08/01/18		1,400	1,610,714
Series I-1
5.00%, 08/01/16		1,000	1,116,690
5.00%, 02/01/17		365	410,899
5.00%, 08/01/17		1,150	1,311,724
5.00%, 08/01/18		1,295	1,486,971
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/14		500	514,630
5.00%, 05/01/15		1,500	1,595,730
5.50%, 12/01/13	(ETM) (AGM)	300	304,023
Series B
5.25%, 12/01/13		500	506,050
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/23	(PR 10/01/15)	325	355,703
5.00%, 04/01/29	(PR 10/01/14) (AGM)	3,300	3,471,402

90	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.25%, 04/01/23	(PR 10/01/14) (AGM)	$1,075	$1,133,749
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.25%, 11/15/32	(PR 11/15/13)	255	257,685
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 01/01/14	(NPFGC)	750	763,297
Series D
5.00%, 11/15/17		215	244,823
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27	(Call 11/15/13)	930	938,798
Series A
5.50%, 11/15/13	(AMBAC)	675	682,445
5.50%, 11/15/14	(AMBAC)	2,430	2,579,469
Series D
4.00%, 11/15/15		500	536,350
5.00%, 11/15/16		1,000	1,123,700
Series F
5.00%, 11/15/17		500	569,355
New York City Municipal Water Finance Authority RB Sewer Revenue
Series B
5.00%, 06/15/14	(ETM) (AGM)	340	352,985
New York City Municipal Water Finance Authority RB Water Revenue
Series EE
5.00%, 06/15/16		405	453,207
5.00%, 06/15/17		200	228,596
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 11/01/17		775	892,405
Series A-1
5.00%, 11/01/14		620	654,460
Series B
5.00%, 11/01/15	(ETM)	235	257,266

Security		Principal (000s)	Value

5.00%, 11/01/15		$570	$625,313
5.00%, 02/01/16		1,900	2,098,854
Series D
5.00%, 11/01/15	(ETM)	100	109,180
5.00%, 11/01/15		815	894,088
Series E
5.00%, 11/01/17		200	230,298
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		1,255	1,376,785
Series A-1
5.00%, 11/01/13		1,375	1,386,261
5.00%, 11/01/14		675	712,517
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-2
5.00%, 11/01/17	(Call 11/01/15)	605	661,459
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16		275	312,227
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15		1,285	1,380,283
Series C
0.00%, 04/01/14	(GOI)	1,000	998,010
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
Series A
4.00%, 12/01/15	(SAW)	2,750	2,958,972
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/15		300	324,357
5.00%, 07/01/16		385	428,759
Series A
4.00%, 05/15/18		1,000	1,097,770
5.50%, 05/15/17	(NPFGC-FGIC)	275	316,803

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		$555	$615,512
5.00%, 02/15/17		1,000	1,131,130
Series B
5.00%, 03/15/15		2,250	2,410,132
Series C
5.00%, 03/15/15		1,240	1,328,251
Series D
5.00%, 06/15/16		540	603,482
Series E
5.00%, 02/15/15		1,300	1,387,958
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	345	369,478
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	(NPFGC-FGIC)	435	470,318
5.00%, 07/01/17		500	567,405
Series A
4.00%, 05/15/17		350	383,320
5.00%, 05/15/17		250	283,103
5.25%, 05/15/15		450	471,906
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/17		1,500	1,718,085
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/14	(AGM)	1,650	1,696,266
5.00%, 04/01/15	(AGM)	1,080	1,158,300
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	870	949,431
Series F
5.00%, 01/01/16	(Call 01/01/15) (AMBAC)	1,000	1,057,770
Series H
5.00%, 01/01/17	(NPFGC)	325	364,582

Security		Principal (000s)	Value

New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		$1,330	$1,475,010
5.00%, 03/15/17		190	215,399
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/14		240	246,730
5.00%, 04/01/15		365	391,400
Series A
4.00%, 04/01/14		200	204,438
Series B
5.00%, 04/01/15		780	836,675
5.00%, 04/01/16		1,175	1,305,542
5.00%, 04/01/18		1,595	1,825,924
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		400	461,908
Series A
5.00%, 03/15/16		2,025	2,245,786
5.00%, 03/15/17		455	515,824
5.00%, 03/15/18		1,850	2,120,618
Series A-1
5.00%, 12/15/16		1,085	1,229,793
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/15		750	795,712
5.00%, 01/01/17		170	190,645
Series D
5.00%, 01/01/14		285	289,603
5.00%, 01/01/15		2,250	2,387,137
5.00%, 01/01/16		510	559,220
5.25%, 01/01/17		200	225,916
State of New York GO
Series C
3.00%, 02/01/15		225	233,357
5.00%, 04/15/14		2,605	2,685,833
5.00%, 04/15/15		300	323,040
5.00%, 04/15/16	(Call 04/15/15)	1,000	1,073,570

92	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 11/15/20	(PR 05/15/18) (GOI)	$400	$464,988
Series B
5.00%, 11/15/16		1,000	1,131,920
5.25%, 11/15/13		300	303,171
5.25%, 11/15/14	(GOI)	1,500	1,590,330
Series B1
5.00%, 11/15/25	(Call 11/15/13) (GOI)	250	252,375
Series B3
5.00%, 11/15/38	(Call 11/15/15) (GOI)	500	545,065

			103,077,710
NORTH CAROLINA — 3.53%
City of Raleigh Combined Enterprise System RB Water Revenue
5.00%, 03/01/31	(PR 03/01/14)	420	430,185
County of Mecklenburg GO
Series C
5.00%, 03/01/15		2,140	2,289,372
County of Wake GO
4.50%, 03/01/24	(PR 03/01/17)	775	866,272
5.00%, 03/01/16		250	277,243
Series D
4.00%, 02/01/17		1,325	1,456,586
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	530,200
5.00%, 01/01/16		350	383,694
Series D
5.50%, 01/01/14		275	279,837
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	530,405
5.00%, 01/01/18		1,000	1,134,220
5.25%, 01/01/15		250	266,035

Security		Principal (000s)	Value

State of North Carolina GO
Series A
4.00%, 03/01/24	(PR 03/01/15)	$620	$653,350
5.00%, 03/01/14		400	409,684
5.00%, 03/01/15		2,325	2,487,285
5.00%, 03/01/16		1,400	1,552,558
5.00%, 09/01/16		285	321,107
5.00%, 03/01/17		1,445	1,641,823
Series B
5.00%, 04/01/14		1,320	1,357,250
5.00%, 04/01/16		1,585	1,762,393
5.00%, 06/01/18		1,000	1,160,680
Series E
5.00%, 05/01/18		2,400	2,781,408
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,127,730

			23,699,317
OHIO — 0.54%
Cincinnati City School District GO
5.00%, 12/01/31	(PR 12/01/13) (AGM)	1,460	1,477,578
City of Columbus GO
Series A
4.00%, 06/01/14		1,000	1,028,720
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,125,210

			3,631,508
OKLAHOMA — 0.05%
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17		275	308,877

			308,877
OREGON — 0.24%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	1,550	1,605,351

			1,605,351

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

PENNSYLVANIA — 3.78%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/14		$1,500	$1,555,650
Series C
5.00%, 08/01/17	(AGM)	450	511,942
Commonwealth of Pennsylvania GO
First Series
4.00%, 09/01/16		250	273,790
5.00%, 07/01/18		400	461,944
Second Series
5.00%, 01/01/15		1,000	1,062,200
5.00%, 03/01/16		700	775,299
5.00%, 03/01/17		1,000	1,132,510
5.00%, 01/01/18	(PR 01/01/16)	500	549,725
5.00%, 01/01/19	(PR 01/01/16)	210	230,885
5.00%, 03/01/19	(PR 03/01/17)	310	352,169
5.00%, 01/01/21	(PR 01/01/16)	615	676,162
Series A
5.00%, 05/01/14		1,000	1,032,300
5.00%, 02/15/16		1,000	1,105,990
5.00%, 05/01/18		3,500	4,030,600
Third Series
5.00%, 09/01/13		400	400,052
5.00%, 09/01/14	(AGM)	2,600	2,725,398
5.00%, 07/15/17		225	257,258
5.38%, 07/01/16	(NPFGC)	720	813,046
5.38%, 07/01/17	(AGM)	500	578,140
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/14		1,725	1,780,165
4.00%, 01/01/17		500	547,710
5.00%, 07/01/15		1,000	1,083,870
5.00%, 07/01/17		1,500	1,714,605
5.00%, 01/01/18		1,000	1,145,930
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		500	556,860

			25,354,200

Security		Principal (000s)	Value

PUERTO RICO — 0.99%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14	(FGIC)	$1,400	$1,414,084
5.65%, 07/01/15	(NPFGC)	180	186,788
Series A
5.25%, 07/01/15		750	759,045
5.50%, 07/01/16	(NPFGC)	200	203,234
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13		215	215,576
5.00%, 12/01/14		210	211,716
5.00%, 12/01/15		750	754,688
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series KK
5.50%, 07/01/15	(NPFGC)	500	511,750
Series OO
5.00%, 07/01/14	(NPFGC-FGIC)	230	232,134
Series RR
5.00%, 07/01/29	(PR 07/01/15) (AGC)	280	303,430
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16	(ETM)	255	289,002
Series K
5.00%, 07/01/45	(PR 07/01/15) (AGC-ICC)	300	325,278
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/14	(AMBAC)	980	989,859
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	250	252,725

			6,649,309

94	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

RHODE ISLAND — 0.03%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	$200	$221,802

			221,802
SOUTH CAROLINA — 1.12%
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series E
5.00%, 01/01/16		925	1,018,582
5.00%, 01/01/17		285	321,007
South Carolina State Public Service Authority RB Miscellaneous Revenue
Series A
5.00%, 01/01/22	(PR 01/01/14) (AMBAC)	2,995	3,043,369
South Carolina Transportation Infrastructure Bank RB Transit Revenue
Series B
5.25%, 10/01/14	(AMBAC)	2,000	2,107,540
State of South Carolina GO
Series A
4.00%, 06/01/14		1,000	1,028,720

			7,519,218
TENNESSEE — 1.78%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	500	546,630
5.25%, 10/01/17	(NPFGC)	400	463,148
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		400	423,792
5.00%, 12/01/15		1,030	1,131,403
5.00%, 12/01/17		1,015	1,166,489
Series A
5.00%, 12/01/16	(PR 12/01/13) (NPFGC)	3,795	3,840,995
5.00%, 12/01/17	(PR 12/01/13) (NPFGC)	485	490,878

Security		Principal (000s)	Value

County of Shelby GO
Series A
5.00%, 04/01/14	(AMBAC)	$495	$508,999
5.00%, 04/01/14	(ETM) (AMBAC)	5	5,141
5.00%, 04/01/15	(AMBAC)	985	1,056,728
5.00%, 04/01/15	(ETM) (AMBAC)	15	16,091
Metropolitan Government of Nashville & Davidson County GO
5.00%, 01/01/23	(PR 01/01/18)	1,025	1,181,097
State of Tennessee GO
Series A
4.00%, 08/01/17		1,000	1,109,700

			11,941,091
TEXAS — 4.73%
City of Dallas GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,751
5.00%, 02/15/18		995	1,141,464
City of Dallas RB Water Revenue
5.00%, 10/01/13	(AMBAC)	400	401,664
5.00%, 10/01/14	(AMBAC)	500	526,050
5.00%, 10/01/16	(AMBAC)	480	541,325
City of Houston GOL
Series A
5.00%, 03/01/17		1,250	1,414,725
5.00%, 03/01/18		1,000	1,147,270
5.38%, 03/01/15	(PR 03/01/14) (NPFGC)	200	205,188
City of Houston RB Sewer Revenue
Series E
5.00%, 11/15/16		500	565,700
City of Houston RB Utility Revenue
Series E
5.00%, 11/15/14		1,150	1,216,044
City of Houston RB Water Revenue
Series A
5.25%, 05/15/14	(NPFGC)	1,300	1,346,462
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		500	552,310
5.00%, 02/01/18	(Call 02/01/17)	1,475	1,644,890

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.38%, 02/01/15		$1,000	$1,071,130
Series A
4.40%, 02/01/21	(PR 02/01/15)	525	554,935
5.00%, 02/01/25	(PR 02/01/16)	1,375	1,518,674
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/16		285	318,761
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/15		250	268,998
5.25%, 01/01/15	(ETM)	865	920,723
North East Independent School District GO
5.00%, 08/01/33	(PR 08/01/14) (PSF)	2,250	2,349,292
North Texas Tollway Authority RB Highway Revenue Tolls
Series A
4.50%, 01/01/38	(PR 01/01/15) (AGM)	540	569,398
5.00%, 01/01/35	(PR 01/01/15) (AGM)	1,105	1,172,504
State of Texas GO
5.00%, 10/01/15		750	820,605
Series B
5.00%, 10/01/17		800	920,080
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		170	176,814
5.00%, 07/01/15		1,400	1,516,340
5.00%, 07/01/16	(Call 01/01/16)	1,000	1,096,590
5.00%, 07/01/17	(Call 01/01/16)	455	497,470
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		275	292,900
4.50%, 04/01/16		785	861,632
5.25%, 04/01/14		200	205,950

Security		Principal (000s)	Value

Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/14		$500	$514,140
5.00%, 04/01/16		1,800	1,998,738
Series A
5.00%, 04/01/17		250	283,745
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,000	1,001,950
Texas Water Development Board RB Water Revenue
Series B
5.00%, 07/15/17	(PR 07/15/14)	1,035	1,078,015
University of Texas System Board of Regents RB College & University Revenue
Series B
4.75%, 07/01/30	(PR 07/01/14)	1,000	1,038,080

			31,756,307
UTAH — 0.88%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		375	389,966
State of Utah GO
Series A
5.00%, 07/01/14		1,000	1,040,250
5.00%, 07/01/15		1,000	1,084,060
5.00%, 07/01/17		795	911,317
Series C
5.00%, 07/01/14		1,000	1,040,250
5.00%, 07/01/15		500	542,030
Utah Transit Authority RB Sales Tax Revenue
Series B
4.50%, 06/15/33	(PR 12/15/15) (AGM)	455	496,373
4.75%, 06/15/35	(PR 12/15/15) (AGM)	350	383,817

			5,888,063

96	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

VIRGINIA — 0.93%
County of Fairfax GO
Series C
5.00%, 10/01/17		$1,500	$1,730,340
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13		300	301,248
5.00%, 10/01/14		780	820,732
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.25%, 08/01/14		925	968,077
5.25%, 08/01/15		1,925	2,100,733
Series C
5.00%, 08/01/17	(SAW)	250	285,845

			6,206,975
WASHINGTON — 2.80%
City of Seattle RB Electric Power & Light Revenues
Series B
5.00%, 02/01/15		1,250	1,331,912
County of King RB Sewer Revenue Series B
5.00%, 01/01/16		1,000	1,101,170
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		900	936,072
5.00%, 07/01/15		435	471,149
5.00%, 07/01/17		1,500	1,711,575
5.25%, 07/01/16	(NPFGC)	190	213,775
5.50%, 07/01/14		1,660	1,733,455
5.50%, 07/01/15		445	486,042
Series C
5.00%, 07/01/14		800	832,064
5.00%, 07/01/16		735	821,826
5.25%, 07/01/16	(NPFGC)	125	140,641
State of Washington GO
5.00%, 01/01/16		500	550,585
Series A
5.00%, 07/01/15		300	324,930

Security		Principal (000s)	Value

Series R-2006A
5.00%, 07/01/15	(AMBAC)	$600	$649,860
Series R-2010A
5.00%, 01/01/17		150	168,951
Series R-2011C
5.00%, 07/01/16		1,000	1,118,130
5.00%, 07/01/17		650	741,682
Series R-2012A
5.00%, 07/01/14		1,000	1,040,080
Series R-C
5.00%, 07/01/18		2,000	2,306,700
Series S-5
0.00%, 01/01/17	(NPFGC-FGIC)	375	357,353
State of Washington RB Federal Grant Revenue
5.00%, 09/01/17		1,000	1,140,070
Washington State Public Power Supply System RB Electric Power & Light Revenues Series B
7.13%, 07/01/16	(NPFGC)	500	587,265

			18,765,287
WISCONSIN — 0.49%
State of Wisconsin GO
Series 1
5.00%, 05/01/15	(NPFGC)	860	925,807
5.00%, 05/01/16	(AMBAC)	100	111,324
5.50%, 05/01/14	(NPFGC)	300	310,692
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,370	1,525,139
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		100	108,099
5.00%, 07/01/16		250	278,188

			3,259,249

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $661,299,473)			663,487,441

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.39%

MONEY MARKET FUNDS — 0.39%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	2,594	$2,594,469

		2,594,469

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,594,469)		2,594,469

TOTAL INVESTMENTS IN SECURITIES — 99.32%
(Cost: $663,893,942)		666,081,910
Other Assets, Less Liabilities — 0.68%		4,556,124

NET ASSETS — 100.00%		$670,638,034

AGC  —  Assured Guaranty Corp.

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC-ICC  —  AGC Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

XLCA  —  ICR  —  XL Capital Ltd.  —  Insured Custodial Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

98	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.34%

NEW YORK — 98.34%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.25%, 07/15/40	(Call 01/15/20)	$250	$262,414
6.38%, 07/15/43	(Call 01/15/20)	700	739,431
City of New York GO
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	275,793
5.00%, 08/01/25	(Call 08/01/16)	400	429,400
Series A-1
5.00%, 08/01/17		900	1,026,567
5.00%, 08/01/19	(Call 08/01/17)	150	168,741
5.00%, 08/01/27	(Call 08/01/21)	250	266,295
5.00%, 08/01/31	(Call 08/01/21)	200	206,998
Series B
5.00%, 08/01/16		135	150,753
5.00%, 08/01/20		100	115,644
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	222,741
Series C
5.00%, 08/01/19		230	265,590
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	169,326
5.00%, 10/01/20	(Call 10/01/17)	250	281,485
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,000	1,093,960
Series E
4.00%, 08/01/14		220	227,678
5.00%, 08/01/27	(Call 08/01/19)	500	535,270
Series F
5.00%, 08/01/21		475	544,640
5.00%, 08/01/31	(Call 02/01/22)	250	257,788
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	359,863
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	157,077
5.00%, 08/01/14		500	522,040
5.00%, 08/01/24	(Call 08/01/17)	350	382,816
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,075,040
5.00%, 04/01/27	(Call 04/01/22)	250	265,953

Security		Principal (000s)	Value

Series H-1
5.00%, 03/01/23	(Call 03/01/19)	$490	$539,421
Series I
5.00%, 08/01/23	(Call 08/01/22)	500	561,235
5.00%, 08/01/27	(Call 08/01/22)	250	266,468
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	176,181
Series J
5.00%, 08/01/19		500	577,370
5.00%, 08/01/21		150	171,992
5.00%, 05/15/23	(Call 05/15/14)	5	5,160
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	419,500
5.00%, 05/15/36	(Call 05/15/19)	905	928,539
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	877,270
Series M
5.00%, 04/01/25	(Call 04/01/15) (FGIC)	200	212,656
Erie County Industrial Development Agency RB Lease Appropriation
Series A
5.00%, 05/01/31	(Call 05/01/19)	100	101,760
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	584,084
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,071,959
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	650	617,786
5.25%, 02/15/47	(Call 02/15/21)	500	494,665
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,027,500
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/38	(Call 05/01/21)	1,000	972,310
5.50%, 04/01/22	(Call 04/01/19)	500	546,065
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	625	671,131
6.25%, 04/01/33	(Call 04/01/19)	250	276,268
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	250,538

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 12/01/35	(Call 06/01/16)	$350	$347,648
5.25%, 12/01/13		275	278,327
Series C
5.00%, 09/01/35	(Call 09/01/16)	225	223,515
Series E
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	432,892
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	265,975
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,030	2,211,238
5.00%, 04/01/29	(PR 10/01/14) (AGM)	730	767,916
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/28	(PR 11/15/13) (NPFGC)	233	234,827
5.25%, 11/15/32	(PR 11/15/13)	2,015	2,036,218
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	486,690
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30		1,100	463,188
5.00%, 11/15/24	(Call 11/15/22)	500	555,360
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27		870	878,230
Series A
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	200	200,776
5.00%, 11/15/18		250	285,125
5.00%, 11/15/31	(Call 11/15/16)	600	614,418
5.00%, 11/15/37	(Call 11/15/21)	455	445,581
5.00%, 11/15/46	(Call 11/15/21)	500	481,765
5.50%, 11/15/39	(Call 11/15/18)	700	729,806

Security		Principal (000s)	Value

Series B
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	$1,600	$1,631,424
5.00%, 11/15/34	(Call 11/15/19)	650	655,817
Series C
5.00%, 11/15/42		500	485,755
6.25%, 11/15/23	(Call 11/15/18)	100	118,294
Series D
4.00%, 11/15/15		100	107,270
4.00%, 11/15/32	(Call 11/15/22)	250	224,573
5.00%, 11/15/25	(Call 11/15/22)	230	246,141
5.00%, 11/15/30	(Call 11/15/22)	890	907,711
5.00%, 11/15/38	(Call 11/15/23)	250	245,065
Series D-1
5.00%, 11/01/22		250	279,317
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	254,975
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16		640	724,864
Series H
5.25%, 11/15/13	(AMBAC)	95	96,008
5.25%, 11/15/15	(PR 11/15/14) (AMBAC)	255	270,484
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.38%, 11/01/28	(Call 11/01/18) (BHAC)	235	257,414
New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41	(Call 04/01/21)	445	473,164
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	234,212
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	210	204,271

100	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	$275	$262,840
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	455	424,574
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	100,507
Series B
5.00%, 06/15/14	(ETM) (AGM)	140	145,347
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	194,935
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	750	809,550
5.00%, 06/15/31	(Call 06/15/21)	160	165,411
5.00%, 06/15/44	(Call 12/15/21)	500	500,635
5.38%, 06/15/43	(Call 12/15/20)	125	130,149
Series A
5.00%, 06/15/38	(Call 06/15/17)	350	350,213
5.00%, 06/15/39	(Call 06/15/14)	255	255,235
Series AA
4.75%, 06/15/33	(Call 06/15/17)	400	397,940
5.00%, 06/15/44	(Call 06/15/21)	150	150,180
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	329,436
5.00%, 06/15/31	(Call 06/15/20)	500	515,045
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	249,030
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	400	428,008
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	455	480,680
Series CC
5.00%, 06/15/45	(Call 12/15/21)	1,650	1,647,261
5.00%, 06/15/47	(Call 06/15/23)	400	399,972
Series D
5.00%, 06/15/37	(Call 06/15/15)	250	250,235
Series DD
4.75%, 06/15/35	(Call 06/15/17)	250	245,983

Security		Principal (000s)	Value

4.75%, 06/15/36	(Call 06/15/17)	$655	$642,437
Series FF
5.00%, 06/15/45	(Call 06/15/22)	500	499,170
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	500	508,255
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,703,508
5.25%, 06/15/32	(Call 06/15/19)	750	784,567
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15	(ETM)	100	109,180
5.00%, 11/01/15		400	438,816
Series A
5.00%, 11/01/21		500	577,560
5.00%, 11/01/27	(Call 11/01/21)	400	429,352
5.00%, 05/01/29	(Call 05/01/19)	150	160,632
Series A-1
5.00%, 08/01/20	(PR 08/01/16)	1,000	1,121,200
Series B
5.00%, 11/01/19		400	464,848
5.00%, 11/01/20	(Call 11/01/19)	325	375,219
5.00%, 11/01/21	(PR 05/01/17)	75	85,541
5.00%, 11/01/21	(Call 05/01/17)	175	195,804
5.00%, 11/01/30	(Call 05/01/17)	100	107,125
Series C
5.00%, 11/01/39	(Call 11/01/20)	250	252,835
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	278,442
5.00%, 02/01/25	(Call 02/01/21)	155	169,674
5.00%, 02/01/27	(Call 02/01/21)	250	266,898
5.00%, 02/01/31	(Call 02/01/21)	300	310,128
5.00%, 02/01/35	(Call 02/01/21)	500	511,485
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	128,283
Series E-1
5.00%, 02/01/42	(Call 02/01/22)	250	252,558
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	678,891
Series S-1
5.00%, 07/15/32	(Call 07/15/22) (SAW)	670	680,526

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	$235	$222,338
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	241,580
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	507,356
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	512,560
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC)	100	102,219
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	540,380
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	514,910
New York City Transitional Finance Authority RB Miscellaneous Taxes
Series A-1
5.00%, 11/01/19	(Call 05/01/15)	350	374,997
New York City Transitional Finance Authority RB Sales Tax Revenue
5.00%, 08/01/21	(PR 08/01/16)	725	812,870
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	500	530,135
New York City Water & Sewer System RB Water Revenue
Series DD
5.00%, 06/15/35	(Call 06/15/23)	400	408,672
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	280,644
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	230	237,155
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	375	376,264

Security		Principal (000s)	Value

5.00%, 11/15/35	(Call 11/15/15) (AMBAC)	$500	$490,755
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	645	625,140
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	170	178,483
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	770	770,462
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	752,876
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15	(GOI)	350	375,952
5.00%, 04/01/19	(Call 04/01/18)	535	609,033
5.00%, 04/01/20	(Call 04/01/18)	150	170,114
Series B
5.00%, 04/01/19	(GOI)	285	330,962
Series C
0.00%, 04/01/14	(GOI)	1,025	1,022,960
5.50%, 04/01/17	(GOI)	550	613,789
Series E
5.25%, 04/01/16	(GOI)	150	163,455
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
5.00%, 12/01/19	(SAW)	50	57,632
Series A
4.00%, 12/01/15	(SAW)	1,250	1,344,987
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22	(Call 07/01/18)	500	552,965
5.00%, 09/01/38	(Call 09/01/19)	380	361,277
5.13%, 07/01/34	(Call 07/01/14) (AMBAC)	300	300,111
Series 1
5.50%, 07/01/40	(AMBAC)	400	426,104
Series A
5.00%, 07/01/37	(Call 07/01/22)	250	250,693
Series E
6.13%, 01/01/31	(Call 01/01/19)	250	270,078

102	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

New York State Dormitory Authority RB Hospital Revenue
5.50%, 07/01/23	(NPFGC)	$200	$231,866
Series A
5.25%, 08/15/15	(Call 08/15/14) (AGM, FHA)	540	564,035
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/20		150	174,695
5.00%, 12/15/24	(Call 12/15/22)	250	280,017
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,104,190
5.00%, 03/15/28	(Call 03/15/18)	500	528,105
Series B
5.00%, 03/15/28	(Call 03/15/19)	200	215,240
5.00%, 03/15/31	(Call 03/15/22)	1,000	1,036,550
5.00%, 03/15/42	(Call 03/15/22)	800	806,064
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	558,315
5.00%, 03/15/25	(Call 03/15/18)	525	572,129
5.00%, 03/15/31	(Call 03/15/21)	250	258,238
5.00%, 12/15/31	(Call 12/15/16)	250	254,495
Series D
5.00%, 02/15/42	(Call 02/15/22)	250	251,880
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	165	176,707
5.00%, 03/15/30	(Call 03/15/15)	250	259,083
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		500	540,115
5.00%, 07/01/22	(Call 07/01/19)	250	278,085
Series A
5.00%, 05/15/20		520	597,121
5.25%, 05/15/15		450	471,906
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/26	(Call 06/15/22)	585	591,827
4.75%, 06/15/31	(Call 06/15/16)	670	672,908
5.00%, 06/15/16		245	274,598
5.00%, 06/15/22		350	404,078
5.00%, 06/15/23	(Call 06/15/22)	400	454,276
5.00%, 06/15/24	(Call 06/15/22)	250	281,157

Security		Principal (000s)	Value

5.00%, 06/15/34	(Call 06/15/19)	$180	$187,103
5.13%, 06/15/38	(Call 06/15/19)	235	242,182
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	508,160
5.00%, 06/15/41	(Call 06/15/21)	170	174,848
Series D
5.00%, 06/15/22		500	577,255
Series E
5.00%, 06/15/30	(Call 06/15/14)	750	768,547
New York State Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	480	443,779
5.00%, 11/15/22	(GOI)	1,010	1,170,459
Series C
5.00%, 11/15/15	(NPFGC)	550	604,378
5.00%, 11/15/16	(NPFGC)	125	141,575
5.00%, 11/15/17		230	266,004
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	250	283,462
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	325	365,895
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 04/01/27	(Call 04/01/18)	750	793,260
Series B
4.13%, 04/01/19	(Call 10/01/15) (AMBAC)	500	521,915
5.00%, 04/01/15	(AGM)	500	536,250
5.00%, 04/01/17	(Call 10/01/15) (NPFGC-FGIC)	300	326,994
5.50%, 04/01/20	(AMBAC)	250	295,405
Series F
4.00%, 01/01/15	(AMBAC)	250	261,363
Series H
4.00%, 01/01/18	(NPFGC)	100	108,656
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	449,772
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	250,913
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	301,197

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18		$335	$384,004
5.00%, 03/15/21	(Call 09/15/20)	335	385,726
5.00%, 03/15/23	(Call 09/15/21)	500	560,725
5.00%, 03/15/26	(Call 09/15/18)	300	321,573
5.00%, 03/15/29	(Call 09/15/20)	250	263,575
Series C
5.25%, 03/15/19		250	291,702
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/16		250	277,298
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	206,618
Series B
5.00%, 04/01/14		400	411,288
Series I
5.00%, 01/01/42	(Call 01/01/22)	1,000	993,930
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		250	288,692
Series A
5.00%, 03/15/19		250	288,445
5.00%, 03/15/31	(Call 03/15/21)	250	258,238
Series A-1
5.00%, 12/15/16		400	453,380
5.00%, 12/15/18		285	330,668
5.00%, 03/15/21		250	288,440
5.00%, 03/15/28	(Call 03/15/23)	335	356,969
5.00%, 03/15/43	(Call 03/15/23)	140	140,630
Series B
5.00%, 03/15/32	(Call 03/15/17)	250	254,045
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	269,050
5.00%, 03/15/36	(Call 03/15/19)	500	509,185
5.25%, 03/15/38	(Call 03/15/19)	120	123,479
Series C
5.00%, 12/15/15		200	220,414
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	839,175

Security		Principal (000s)	Value

Series D
5.25%, 01/01/17		$160	$180,733
5.25%, 01/01/20	(Call 01/01/19)	350	396,480
5.63%, 01/01/28	(Call 01/01/19)	400	424,420
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 09/15/31	(Call 09/15/19)	500	470,505
4.00%, 12/01/31	(Call 06/01/22) (GOI)	500	462,605
4.00%, 06/01/32	(Call 06/01/22)	170	155,863
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	449,882
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	200,248
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	130,217
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	210,622
5.00%, 10/01/27	(Call 10/01/16) (GOI)	700	744,478
5.00%, 12/01/29	(Call 06/01/15) (GOI)	925	969,122
5.00%, 10/01/31	(Call 10/01/16) (GOI)	150	158,444
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	280,756
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	203,734
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	571,730
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	203,852
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	249,245
Series 5
5.38%, 03/01/28	(GOI)	500	564,260
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/17	(Call 10/15/14) (NPFGC)	795	837,660
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	143	149,665

104	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2013

Security		Principal (000s)	Value

5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	$405	$424,140
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	525	544,530
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	1,120	1,157,811
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	527,475
5.25%, 10/15/19	(Call 10/15/14) (NPFGC)	185	194,992
State of New York GO
Series A
5.00%, 02/15/34	(Call 02/15/19)	420	436,435
5.00%, 02/15/39	(Call 02/15/19)	250	257,670
Series C
3.00%, 02/01/16		100	105,548
4.50%, 02/01/17		100	111,714
5.00%, 04/15/14		350	360,860
5.00%, 04/15/15		500	538,400
5.00%, 04/15/16	(Call 04/15/15)	600	644,142
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	290,617
5.00%, 11/15/22		150	169,325
5.00%, 01/01/23	(Call 01/01/22)	75	84,223
5.00%, 11/15/37	(Call 05/15/18) (GOI)	775	778,170
5.25%, 01/01/28	(PR 01/01/22) (GOI)	65	76,870
Series B
0.00%, 11/15/32		500	191,190
4.00%, 11/15/16		335	367,153
5.00%, 11/15/20		450	522,045
5.00%, 11/15/25	(Call 11/15/22)	710	778,032
5.00%, 11/15/27	(Call 11/15/22)	415	444,697
5.25%, 11/15/13	(GOI)	200	202,114
5.50%, 01/01/30	(PR 01/01/22) (GOI)	300	360,333
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	551,710

Security		Principal or Shares (000s)	Value

Series D
5.00%, 11/15/31	(Call 11/15/18)	$650	$662,779
Series E
5.50%, 11/15/19	(NPFGC)	150	178,719
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/19		435	505,727
Triborough Bridge & Tunnel Authority RB Transit Revenue
Series A
5.00%, 11/15/32	(Call 11/15/17)	600	611,124

			127,432,790

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $129,120,349)			127,432,790

SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Liquidity Funds: New York Money Fund, Institutional Shares
0.01%[a,b]		560	559,615

			559,615

TOTAL SHORT-TERM INVESTMENTS
(Cost: $559,615)			559,615

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2013

Security	Principal or Shares (000s)	Value
TOTAL INVESTMENTS IN SECURITIES — 98.77%
(Cost: $129,679,964)		$127,992,405
Other Assets, Less Liabilities — 1.23%		1,596,495

NET ASSETS — 100.00%		$129,588,900

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

FHA  —  Federal Housing Administration

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

106	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2013

	iShares California AMT-Free Muni Bond ETF	iShares National AMT-Free Muni Bond ETF	iShares Short-Term National AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$263,291,986	$3,168,755,385	$661,299,473
Affiliated (Note 2)	4,074,530	11,389,407	2,594,469

Total cost of investments	$267,366,516	$3,180,144,792	$663,893,942

Investments in securities, at fair value (Note 1):
Unaffiliated	$261,780,565	$3,101,404,499	$663,487,441
Affiliated (Note 2)	4,074,530	11,389,407	2,594,469

Total fair value of investments	265,855,095	3,112,793,906	666,081,910
Receivables:
Investment securities sold	—	8,422,825	807,300
Interest	3,235,767	36,440,316	7,539,381

Total Assets	269,090,862	3,157,657,047	674,428,591

LIABILITIES
Payables:
Investment securities purchased	—	10,195,514	3,650,099
Investment advisory fees (Note 2)	58,049	682,141	140,458

Total Liabilities	58,049	10,877,655	3,790,557

NET ASSETS	$269,032,813	$3,146,779,392	$670,638,034

Net assets consist of:
Paid-in capital	$269,737,336	$3,202,866,580	$668,391,128
Undistributed net investment income	738,091	8,255,631	399,557
Undistributed net realized gain (accumulated net realized loss)	68,807	3,008,067	(340,619)
Net unrealized appreciation (depreciation)	(1,511,421)	(67,350,886)	2,187,968

NET ASSETS	$269,032,813	$3,146,779,392	$670,638,034

Shares outstanding[a]	2,500,000	30,600,000	6,350,000

Net asset value per share	$107.61	$102.84	$105.61

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2013

iShares New York AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$129,120,349
Affiliated (Note 2)	559,615

Total cost of investments	$129,679,964

Investments in securities, at fair value (Note 1):
Unaffiliated	$127,432,790
Affiliated (Note 2)	559,615

Total fair value of investments	127,992,405
Receivables:
Interest	1,624,378

Total Assets	129,616,783

LIABILITIES
Payables:
Investment advisory fees (Note 2)	27,883

Total Liabilities	27,883

NET ASSETS	$129,588,900

Net assets consist of:
Paid-in capital	$131,105,816
Undistributed net investment income	321,904
Accumulated net realized loss	(151,261)
Net unrealized depreciation	(1,687,559)

NET ASSETS	$129,588,900

Shares outstanding[a]	1,250,000

Net asset value per share	$103.67

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

108	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2013

	iShares California AMT-Free Muni Bond ETF	iShares National AMT-Free Muni Bond ETF	iShares Short-Term National AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$4,732,918	$54,345,140	$3,493,026
Interest — affiliated (Note 2)	120	2,521	893

Total investment income	4,733,038	54,347,661	3,493,919

EXPENSES
Investment advisory fees (Note 2)	373,870	4,420,137	806,910

Total expenses	373,870	4,420,137	806,910

Net investment income	4,359,168	49,927,524	2,687,009

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(246,442)	260,011	(29,263)
In-kind redemptions — unaffiliated	1,121,659	6,562,969	—

Net realized gain (loss)	875,217	6,822,980	(29,263)

Net change in unrealized appreciation/depreciation	(23,363,092)	(289,665,515)	(5,249,624)

Net realized and unrealized loss	(22,487,875)	(282,842,535)	(5,278,887)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,128,707)	$(232,915,011)	$(2,591,878)

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2013

iShares New York AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$2,177,989
Interest — affiliated (Note 2)	116

Total investment income	2,178,105

EXPENSES
Investment advisory fees (Note 2)	174,020

Total expenses	174,020

Net investment income	2,004,085

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	18
In-kind redemptions — unaffiliated	35,280

Net realized gain	35,298

Net change in unrealized appreciation/depreciation	(10,680,650)

Net realized and unrealized loss	(10,645,352)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,641,267)

See notes to financial statements.

110	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares California AMT-Free Muni Bond ETF		iShares National AMT-Free Muni Bond ETF
	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,359,168	$7,690,003	$49,927,524	$90,529,387
Net realized gain	875,217	66,438	6,822,980	1,889,928
Net change in unrealized appreciation/depreciation	(23,363,092)	5,572,414	(289,665,515)	39,670,955

Net increase (decrease) in net assets resulting from operations	(18,128,707)	13,328,855	(232,915,011)	132,090,270

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,325,024)	(7,554,732)	(50,000,956)	(89,402,688)

Total distributions to shareholders	(4,325,024)	(7,554,732)	(50,000,956)	(89,402,688)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,763,928	98,312,502	78,025,373	780,793,998
Cost of shares redeemed	(27,976,675)	—	(283,555,162)	(21,930,272)

Net increase (decrease) in net assets from capital share transactions	(22,212,747)	98,312,502	(205,529,789)	758,863,726

INCREASE (DECREASE) IN NET ASSETS	(44,666,478)	104,086,625	(488,445,756)	801,551,308

NET ASSETS
Beginning of period	313,699,291	209,612,666	3,635,225,148	2,833,673,840

End of period	$269,032,813	$313,699,291	$3,146,779,392	$3,635,225,148

Undistributed net investment income included in net assets at end of period	$738,091	$703,947	$8,255,631	$8,329,063

SHARES ISSUED AND REDEEMED
Shares sold	50,000	850,000	700,000	7,000,000
Shares redeemed	(250,000)	—	(2,700,000)	(200,000)

Net increase (decrease) in shares outstanding	(200,000)	850,000	(2,000,000)	6,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	111

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Short-Term National AMT-Free Muni Bond ETF		iShares New York AMT-Free Muni Bond ETF
	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,687,009	$5,614,376	$2,004,085	$3,543,008
Net realized gain (loss)	(29,263)	(33,579)	35,298	106,324
Net change in unrealized appreciation/depreciation	(5,249,624)	(1,620,787)	(10,680,650)	1,564,962

Net increase (decrease) in net assets resulting from operations	(2,591,878)	3,960,010	(8,641,267)	5,214,294

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,892,043)	(5,364,389)	(2,009,590)	(3,504,497)

Total distributions to shareholders	(2,892,043)	(5,364,389)	(2,009,590)	(3,504,497)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	47,697,359	133,355,403	11,201,363	33,630,718
Cost of shares redeemed	—	—	(5,239,100)	—

Net increase in net assets from capital share transactions	47,697,359	133,355,403	5,962,263	33,630,718

INCREASE (DECREASE) IN NET ASSETS	42,213,438	131,951,024	(4,688,594)	35,340,515

NET ASSETS
Beginning of period	628,424,596	496,473,572	134,277,494	98,936,979

End of period	$670,638,034	$628,424,596	$129,588,900	$134,277,494

Undistributed net investment income included in net assets at end of period	$399,557	$604,591	$321,904	$327,409

SHARES ISSUED AND REDEEMED
Shares sold	450,000	1,250,000	100,000	300,000
Shares redeemed	—	—	(50,000)	—

Net increase in shares outstanding	450,000	1,250,000	50,000	300,000

See notes to financial statements.

112	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares California AMT-Free Muni Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$116.18	$113.30	$103.13	$105.91	$102.14	$99.40

Income from investment operations:
Net investment income[a]	1.66	3.52	3.93	4.15	4.11	3.83
Net realized and unrealized gain (loss)[b]	(8.60)	2.89	10.27	(2.80)	3.66	2.48

Total from investment operations	(6.94)	6.41	14.20	1.35	7.77	6.31

Less distributions from:
Net investment income	(1.63)	(3.53)	(4.03)	(4.13)	(4.00)	(3.57)

Total distributions	(1.63)	(3.53)	(4.03)	(4.13)	(4.00)	(3.57)

Net asset value, end of period	$107.61	$116.18	$113.30	$103.13	$105.91	$102.14

Total return	(6.04)%[c]	5.75%	14.07%	1.26%	7.74%	6.43%

Ratios/Supplemental data:
Net assets, end of period (000s)	$269,033	$313,699	$209,613	$211,412	$201,235	$132,783
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.91%	3.06%	3.65%	3.91%	3.96%	3.79%
Portfolio turnover rate[e]	10%	6%	9%	21%	16%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares National AMT-Free Muni Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$111.51	$109.83	$100.74	$103.55	$99.18	$96.48

Income from investment operations:
Net investment income[a]	1.54	3.16	3.56	3.77	3.82	3.77
Net realized and unrealized gain (loss)[b]	(8.68)	1.68	9.08	(2.82)	4.27	2.45

Total from investment operations	(7.14)	4.84	12.64	0.95	8.09	6.22

Less distributions from:
Net investment income	(1.53)	(3.16)	(3.55)	(3.76)	(3.72)	(3.52)

Total distributions	(1.53)	(3.16)	(3.55)	(3.76)	(3.72)	(3.52)

Net asset value, end of period	$102.84	$111.51	$109.83	$100.74	$103.55	$99.18

Total return	(6.46)%[c]	4.47%	12.80%	0.95%	8.27%	6.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,146,779	$3,635,225	$2,833,674	$1,974,566	$1,698,153	$1,021,581
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	n/a	0.25%	0.25%	n/a	0.26%
Ratio of net investment income to average net assets[d]	2.82%	2.86%	3.39%	3.64%	3.75%	3.84%
Portfolio turnover rate[e]	6%	9%	7%	9%	8%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short-Term National AMT-Free Muni Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009
Net asset value, beginning of period	$106.51	$106.77	$104.89	$105.40	$103.06	$100.50

Income from investment operations:
Net investment income[b]	0.44	1.04	1.32	1.34	1.50	0.75
Net realized and unrealized gain (loss)[c]	(0.86)	(0.29)	1.92	(0.52)	2.30	2.31

Total from investment operations	(0.42)	0.75	3.24	0.82	3.80	3.06

Less distributions from:
Net investment income	(0.48)	(1.01)	(1.36)	(1.33)	(1.46)	(0.50)

Total distributions	(0.48)	(1.01)	(1.36)	(1.33)	(1.46)	(0.50)

Net asset value, end of period	$105.61	$106.51	$106.77	$104.89	$105.40	$103.06

Total return	(0.39)%[d]	0.71%	3.10%	0.83%	3.72%	3.00%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$670,638	$628,425	$496,474	$403,842	$300,403	$41,225
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.83%	0.98%	1.24%	1.27%	1.44%	2.32%
Portfolio turnover rate[f]	16%	26%	19%	23%	22%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares New York AMT-Free Muni Bond ETF
	Six months ended Aug. 31, 2013 (Unaudited)	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$111.90	$109.93	$101.58	$104.38	$99.78	$98.09

Income from investment operations:
Net investment income[a]	1.57	3.43	3.65	3.75	3.82	3.91
Net realized and unrealized gain (loss)[b]	(8.21)	1.97	8.31	(2.80)	4.55	1.54

Total from investment operations	(6.64)	5.40	11.96	0.95	8.37	5.45

Less distributions from:
Net investment income	(1.59)	(3.43)	(3.61)	(3.75)	(3.77)	(3.76)

Total distributions	(1.59)	(3.43)	(3.61)	(3.75)	(3.77)	(3.76)

Net asset value, end of period	$103.67	$111.90	$109.93	$101.58	$104.38	$99.78

Total return	(6.00)%[c]	4.99%	12.00%	0.95%	8.52%	5.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$129,589	$134,277	$98,937	$71,109	$67,844	$39,911
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.88%	3.08%	3.45%	3.60%	3.73%	3.95%
Portfolio turnover rate[e]	2%	10%	19%	14%	1%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

116	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond ETF	Former Name[a]	Diversification Classification
California AMT-Free Muni	iShares S&P California AMT-Free Municipal Bond Fund	Non-diversified
National AMT-Free Muni	iShares S&P National AMT-Free Municipal Bond Fund	Diversified
Short-Term National AMT-Free Muni	iShares S&P Short Term National AMT-Free Municipal Bond Fund	Diversified
New York AMT-Free Muni	iShares S&P New York AMT-Free Municipal Bond Fund	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

118	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
California AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$261,780,565	$—	$261,780,565
Money Market Funds	4,074,530	—	—	4,074,530

	$4,074,530	$261,780,565	$—	$265,855,095

National AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$3,101,404,499	$—	$3,101,404,499
Money Market Funds	11,389,407	—	—	11,389,407

	$11,389,407	$3,101,404,499	$—	$3,112,793,906

Short-Term National AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$663,487,441	$—	$663,487,441
Money Market Funds	2,594,469	—	—	2,594,469

	$2,594,469	$663,487,441	$—	$666,081,910

New York AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$127,432,790	$—	$127,432,790
Money Market Funds	559,615	—	—	559,615

	$559,615	$127,432,790	$—	$127,992,405

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares National AMT-Free Muni Bond ETF through June 30, 2015 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investments in other iShares funds. The Fund did not hold any iShares funds during the six months ended August 31, 2013.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares National AMT-Free Muni Bond ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2013 were as follows:

iShares Bond ETF	Purchases	Sales
California AMT-Free Muni	$28,834,326	$31,493,358
National AMT-Free Muni	279,138,403	206,491,948
Short-Term National AMT-Free Muni	137,922,282	98,263,703
New York AMT-Free Muni	13,991,376	2,847,043

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended August 31, 2013 were as follows:

iShares Bond ETF	In-kind Purchases	In-kind Sales
California AMT-Free Muni	$5,504,032	$22,802,196
National AMT-Free Muni	21,838,176	225,643,395
Short-Term National AMT-Free Muni	15,036,622	—
New York AMT-Free Muni	—	5,124,870

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond ETF	Non- Expiring [a]	Expiring 2018	Total
California AMT-Free Muni	$806,260	$—	$806,260
National AMT-Free Muni	—	3,038,912	3,038,912
Short-Term National AMT-Free Muni	304,106	7,250	311,356
New York AMT-Free Muni	—	137,564	137,564

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California AMT-Free Muni	$267,366,516	$6,309,413	$(7,820,834)	$(1,511,421)
National AMT-Free Muni	3,180,375,647	56,540,987	(124,122,728)	(67,581,741)
Short-Term National AMT-Free Muni	663,893,942	4,143,285	(1,955,317)	2,187,968
New York AMT-Free Muni	129,716,956	2,793,218	(4,517,769)	(1,724,551)

Management has reviewed the tax positions as of August 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

122	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board

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noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the

124	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

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15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

126	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California AMT-Free Muni	$1.627136	$—	$0.000540	$1.627676	100%	—%	0%[a]		100%
National AMT-Free Muni	1.534933	—	—	1.534933	100	—	—		100
Short-Term National AMT-Free Muni	0.478164	—	0.004852	0.483016	99	—	1		100
New York AMT-Free Muni	1.584058	—	0.003244	1.587302	100	—	0	[a]	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	127

Notes:

128	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	129

Notes:

130	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-26-0813

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	October 29, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	October 29, 2013